UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08319

Voya Partners, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-262-3862

Date of fiscal year end: December 31

Date of reporting period: January 1, 2018 to June 30, 2018

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Voya Investment Management

Semi-Annual Report

June 30, 2018

Classes ADV, I, R6, S and S2

Voya Partners, Inc.

■ Voya Global Bond Portfolio

■ VY® American Century Small-Mid Cap Value Portfolio

■ VY® Baron Growth Portfolio

■ VY® Columbia Contrarian Core Portfolio

■ VY® Columbia Small Cap Value II Portfolio

■ VY® Invesco Comstock Portfolio

■ VY® Invesco Equity and Income Portfolio

■ VY® JPMorgan Mid Cap Value Portfolio

■ VY® Oppenheimer Global Portfolio

■ VY® Pioneer High Yield Portfolio

■ VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

■ VY® T. Rowe Price Growth Equity Portfolio

■ VY® Templeton Foreign Equity Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT

voyainvestments.com

President's Letter	1
Market Perspective	2
Shareholder Expense Examples	4
Statements of Assets and Liabilities	7
Statements of Operations	15
Statements of Changes in Net Assets	19
Financial Highlights	26
Notes to Financial Statements	33
Summary Portfolios of Investments ("Portfolio of Investments")	57

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios' website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission's ("SEC's") website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios' website at www.voyainvestments.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for the Portfolios. The Portfolios' Forms N-Q are available on the SEC's website at www.sec.gov. The Portfolios' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios' Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT'S LETTER

Mid-Year Outlook

Dear Shareholder,

Market performance has been disappointing in the first half of 2018, as illustrated by the year-to-date returns in U.S. equities, despite two back-to-back quarters of over 20% earnings growth. Such periods of sweeping weak equity and bond returns are uncommon, especially when corporate profits look robust. Profits do not arise from nowhere: statistical reports this year show strong economic growth, expansion of jobs and higher consumer spending. How can we explain the disconnection between the economy and financial markets?

Investors have had to process a range of mixed signals: U.S. economic statistics point to strong growth, but the rest of the world has moderated, particularly the emerging markets. Trade concerns have clouded the financial market narrative, with scant visibility to a resolution. There are other risks besides trade conflict, such as complicated U.S. politics with the approaching mid-term elections, inflation overshoots potentially quickening the pace of interest rates increases and populist politics throwing into question the sustainability of the euro zone. The response to all this uncertainty has been vacillation between bursts of pessimism and optimism, which has led to market tumbles and rallies in rapid succession.

As 2019 approaches, we will see whether optimism or pessimism sets the tone for the year. The current state of heightened volatility may or may not persist. If it does, investors can expect to feel the pull of temptation — it is hard to resist the impulse to change one's investment strategy seeking to avoid downturns. We believe it is important to remember that regardless of what happens in the financial markets, investors generally are better off sticking to their plans. A plan based upon your long-term goals and risk tolerances, developed with your financial advisor, offers the best chance of reaching your destination.

If your goals or needs have changed, thoroughly discuss these issues with your investment advisor before making any changes to your investment plan. Voya seeks to remain a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Dina Santoro
President
Voya Family of Funds
July 19, 2018

The views expressed in the President's Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2018

Our new fiscal year commenced with global equities, in the form of the MSCI World IndexSM (the "Index") measured in local currencies, including net reinvested dividends, in seemingly robust health. The Index had returned 18.48% in 2017, rising in every month. A "buy-the-dip" mentality prevailed among investors in risk assets, in which disappointments were soon forgiven. A narrative of synchronized global growth and corporate earnings, with monetary conditions still historically easy, looked intact. (The Index returned 0.43% for the six-months ended June 30, 2018, measured in U.S. dollars.)

But having reached an all-time high on January 26, in February the spell was broken, and after 15 consecutive gains, the Index suffered a monthly loss. Another loss followed in March, and for the six-months through June the Index edged up just 1.29%.

December had seen new unemployment claims near a 44-year low. Gross Domestic Product ("GDP") recorded growth of 3.16% in the latest quarter. Tax reform legislation was signed into law on December 22, under which the lower corporate tax rate of 21% would boost the corporate earnings available for distribution or share buy-backs.

The Federal Open Market Committee ("FOMC") had raised the federal funds rate by 25bp (0.25%) from 1.25% to 1.50%, with three more increases projected for 2018. As 2017 ended, new unemployment claims were near a 44-year low and the unemployment rate was stable at 4.1%. All seemed well, but some commentators wondered whether a tax cut stimulus costing $1 trillion to an already strong economy near full employment, would require more than three increases, and how would markets react when this became obvious.

In Europe, initially, evidence of the euro zone's economic recovery continued to accumulate; GDP grew at 2.8% year-over-year and unemployment edged down to 8.6%, the lowest since December 2008. Purchasing managers' indices, closely watched leading indicators of economic activity, reached multi-year highs. But as the months wore on, these fell back and the June readings were the lowest of the year, while industrial production sagged and core inflation slipped to 1.0%. The UK's economy was still beset by uncertainty over Brexit. First quarter GDP was just 1.2% above the level one year earlier.

In Asia, China's GDP growth was steady at 6.8% year-over-year. But tighter monetary policy to force deleveraging was driving up bond defaults, while key measures of economic activity, like fixed asset investment, retail sales and industrial production were cooling. In Japan, GDP grew for eight consecutive quarters, but in the first quarter of 2018 it fell by 0.6% annualized, with wage and price inflation still stubbornly low. In short, the main international economies seemed to be faltering.

In the U.S., 2018 started with a rather tame January employment report, but was followed in mid-month by unexpectedly strong inflation figures. Bond yields were creeping up and by January 22, the ten-year Treasury yield reached a three-year high. In early February fears of inflation and spiking bond yields gripped markets, which became much more volatile. The Index slumped 7% in a week.

Still, the underlying U.S. economy remained strong. In April the unemployment rate broke below 4% and in June it was reported at 3.75%, equaling the lowest since 1969. While GDP growth in the first quarter of 2018, at 2.0%, continued its recent pattern of modest first quarter increases, expectations for the second quarter exceeded 4%.

In March and June the FOMC duly raised rates, with two more increases now projected for 2018.

But by then investors had more to worry about than rising U.S. interest rates. On March 1, the White House announced tariffs of 25% on imported steel and 10% on aluminum, which took effect at the beginning of June. Specific tariffs on Chinese imports and restrictions on Chinese investments were promised, as was a 20% tariff on European auto imports. Retaliation was swift.

So June ended with the aura of synchronized global growth fading fast and what was left of it threatened by a trade war, from which surely no-one could expect any lasting benefit.

In U.S. fixed income markets, the Treasury yields rose across the curve, the short end significantly more than the long. Indeed the excess of the 10-year yield over the two-year fell to just 0.32%, the lowest in nearly 11 years. The Bloomberg Barclays U.S. Aggregate Bond Index lost 1.62%, the Bloomberg Barclays U.S. Corporate Investment Grade Bond sub-index fell 3.27%, dragged down by longer dated issues, which especially suffered as interest rates rose.

U.S. equities, represented by the S&P 500® Index including dividends, rose 2.65%. The earnings per share of its constituent companies recorded growth in the first quarter of 2018 of 24.8% year-over-year, the most since 2010. Consumer discretionary, the sector of Amazon and Netflix, was the top performer, up 11.52%; consumer staples suffered the biggest loss, 8.55%.

In currencies, the dollar rose 2.94% against the euro and 2.42% against the pound, but slipped 1.78% against the yen. From about April, after sustained weakness, dollar strength returned as the economic data for most of the rest of the world faded.

International markets were all unnerved by February's general upsurge in volatility and by the risk of a trade war referred to above. In addition, the fiscal boost in the U.S. probably improved that market's relative attractiveness. MSCI Japan® Index fell 3.66% over the fiscal half-year. MSCI Europe ex UK® Index lost 1.21%. Political worries resurfaced in Italy with the election of a populist government to add to those caused by weakening economic indicators. MSCI UK® Index gained 1.39%, driven by its big global energy constituents, as oil prices recovered.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios' performance is subject to change since the period's end and may be lower or higher than the performance data shown. Please call (800) 262-3862 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management's Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

BENCHMARK DESCRIPTIONS

Index	Description
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. government, mortgage-backed, asset-backed and corporate debt securities.
Bloomberg Barclays U.S. Corporate Investment Grade Bond Index	An index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,600 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018. The Portfolios' expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, "Actual Portfolio Return," provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, "Hypothetical (5% return before expenses)," provides information about hypothetical account values and hypothetical expenses based on a Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
Voya Global Bond Portfolio	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2018*	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2018*
Class ADV	$1,000.00	$983.30	1.12%	$5.51	$1,000.00	$1,019.24	1.12%	$5.61
Class I	1,000.00	985.40	0.62	3.05	1,000.00	1,021.72	0.62	3.11
Class S	1,000.00	985.00	0.87	4.28	1,000.00	1,020.48	0.87	4.36
VY® American Century Small-Mid Cap Value Portfolio
Class ADV	$1,000.00	$1,005.50	1.36%	$6.76	$1,000.00	$1,018.05	1.36%	$6.80
Class I	1,000.00	1,007.40	0.86	4.28	1,000.00	1,020.53	0.86	4.31
Class S	1,000.00	1,006.80	1.11	5.52	1,000.00	1,019.29	1.11	5.56
Class S2	1,000.00	1,005.50	1.26	6.27	1,000.00	1,018.55	1.26	6.31
VY® Baron Growth Portfolio
Class ADV	$1,000.00	$1,118.70	1.49%	$7.83	$1,000.00	$1,017.41	1.49%	$7.45
Class I	1,000.00	1,121.30	0.99	5.21	1,000.00	1,019.89	0.99	4.96
Class R6	1,000.00	1,121.60	0.99	5.21	1,000.00	1,019.89	0.99	4.96
Class S	1,000.00	1,119.80	1.24	6.52	1,000.00	1,018.65	1.24	6.21
Class S2	1,000.00	1,118.90	1.39	7.30	1,000.00	1,017.90	1.39	6.95

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
VY® Columbia Contrarian Core Portfolio	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2018*	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2018*
Class ADV	$1,000.00	$990.20	1.22%	$6.02	$1,000.00	$1,018.74	1.22%	$6.11
Class I	1,000.00	992.70	0.72	3.56	1,000.00	1,021.22	0.72	3.61
Class S	1,000.00	991.70	0.97	4.79	1,000.00	1,019.98	0.97	4.86
VY® Columbia Small Cap Value II Portfolio
Class ADV	$1,000.00	$1,017.40	1.37%	$6.85	$1,000.00	$1,018.00	1.37%	$6.85
Class I	1,000.00	1,020.30	0.87	4.36	1,000.00	1,020.48	0.87	4.36
Class R6	1,000.00	1,020.30	0.87	4.36	1,000.00	1,020.48	0.87	4.36
Class S	1,000.00	1,018.90	1.12	5.61	1,000.00	1,019.24	1.12	5.61
Class S2	1,000.00	1,018.40	1.27	6.36	1,000.00	1,018.50	1.27	6.36
VY® Invesco Comstock Portfolio
Class ADV	$1,000.00	$998.50	1.23%	$6.09	$1,000.00	$1,018.70	1.23%	$6.16
Class I	1,000.00	1,001.00	0.73	3.62	1,000.00	1,021.17	0.73	3.66
Class S	1,000.00	1,000.00	0.98	4.86	1,000.00	1,019.93	0.98	4.91
VY® Invesco Equity and Income Portfolio
Class ADV	$1,000.00	$987.00	1.14%	$5.62	$1,000.00	$1,019.14	1.14%	$5.71
Class I	1,000.00	989.30	0.64	3.16	1,000.00	1,021.62	0.64	3.21
Class S	1,000.00	988.10	0.89	4.39	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	987.60	1.02	5.03	1,000.00	1,019.74	1.02	5.11
VY® JPMorgan Mid Cap Value Portfolio
Class ADV	$1,000.00	$995.40	1.38%	$6.83	$1,000.00	$1,017.95	1.38%	$6.90
Class I	1,000.00	997.50	0.88	4.36	1,000.00	1,020.43	0.88	4.41
Class S	1,000.00	996.50	1.13	5.59	1,000.00	1,019.19	1.13	5.66
Class S2	1,000.00	995.90	1.28	6.33	1,000.00	1,018.45	1.28	6.41
VY® Oppenheimer Global Portfolio
Class ADV	$1,000.00	$1,015.90	1.25%	$6.25	$1,000.00	$1,018.60	1.25%	$6.26
Class I	1,000.00	1,018.40	0.75	3.75	1,000.00	1,021.08	0.75	3.76
Class S	1,000.00	1,017.20	1.00	5.00	1,000.00	1,019.84	1.00	5.01
Class S2	1,000.00	1,016.70	1.15	5.75	1,000.00	1,019.09	1.15	5.76
VY® Pioneer High Yield Portfolio
Class I	$1,000.00	$1,000.50	0.71%	$3.52	$1,000.00	$1,021.27	0.71%	$3.56
Class S	1,000.00	999.20	0.96	4.76	1,000.00	1,020.03	0.96	4.81
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Class ADV	$1,000.00	$1,055.20	1.27%	$6.47	$1,000.00	$1,018.50	1.27%	$6.36
Class I	1,000.00	1,058.00	0.77	3.93	1,000.00	1,020.98	0.77	3.86
Class R6	1,000.00	1,058.80	0.77	3.93	1,000.00	1,020.98	0.77	3.86
Class S	1,000.00	1,056.50	1.02	5.20	1,000.00	1,019.74	1.02	5.11
Class S2	1,000.00	1,056.00	1.17	5.96	1,000.00	1,018.99	1.17	5.86

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
VY® T. Rowe Price Growth Equity Portfolio	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2018*	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2018*
Class ADV	$1,000.00	$1,096.00	1.20%	$6.24	$1,000.00	$1,018.84	1.20%	$6.01
Class I	1,000.00	1,098.70	0.70	3.64	1,000.00	1,021.32	0.70	3.51
Class S	1,000.00	1,097.40	0.95	4.94	1,000.00	1,020.08	0.95	4.76
Class S2	1,000.00	1,096.60	1.10	5.72	1,000.00	1,019.34	1.10	5.51
VY® Templeton Foreign Equity Portfolio
Class ADV	$1,000.00	$961.70	1.40%	$6.81	$1,000.00	$1,017.85	1.40%	$7.00
Class I	1,000.00	963.70	0.90	4.38	1,000.00	1,020.33	0.90	4.51
Class S	1,000.00	962.70	1.15	5.60	1,000.00	1,019.09	1.15	5.76
Class S2	1,000.00	961.70	1.30	6.32	1,000.00	1,018.35	1.30	6.51

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2018 (UNAUDITED)

	Voya Global Bond Portfolio	VY® American Century Small-Mid Cap Value Portfolio	VY® Baron Growth Portfolio	VY® Columbia Contrarian Core Portfolio
ASSETS:
Investments in securities at fair value+*	$150,021,489	$356,269,509	$767,936,257	$293,192,518
Investments in affiliates at fair value**	51,092,319	—	—	—
Short-term investments at fair value***	19,933,224	19,842,713	15,914,992	3,174,622
Cash	21,921	12,735	4,015	—
Cash collateral for futures	1,270,092	—	—	—
Cash pledged for centrally cleared swaps (Note 2)	1,926,000	—	—	—
Cash pledged as collateral for OTC derivatives (Note 2)	380,000	—	—	—
Foreign currencies at value****	19,782	—	—	—
Foreign cash collateral for futures*****	136,599	—	—	—
Receivables:
Investment securities sold	4,370,436	3,210,424	—	290,753
Fund shares sold	396,259	269,076	205,561	11,129
Dividends	5,543	515,463	934,875	269,984
Interest	1,477,332	—	—	—
Foreign tax reclaims	—	2,270	—	—
Unrealized appreciation on forward foreign currency contracts	2,839,753	31,863	—	—
Unrealized appreciation on forward premium swaptions	72,545	—	—	—
Prepaid expenses	2,209	3,612	7,240	3,127
Reimbursement due from manager	—	37,878	—	47,893
Other assets	14,966	10,652	32,730	14,813
Total assets	233,980,469	380,206,195	785,035,670	297,004,839
LIABILITIES:
Payable for investment securities purchased	5,359,298	3,766,373	—	360,938
Payable for fund shares redeemed	89,929	74,028	1,121,117	157,697
Payable upon receipt of securities loaned	4,645,894	12,026,526	—	—
Unrealized depreciation on forward foreign currency contracts	2,788,581	32,280	—	—
Variation margin payable on centrally cleared swaps	76,211	—	—	—
Cash received as collateral for OTC derivatives (Note 2)	676,000	—	—	—
Payable for investment management fees	108,344	328,233	619,479	223,746
Payable for distribution and shareholder service fees	17,904	68,785	149,660	65,741
Payable to directors under the deferred compensation plan (Note 6)	14,966	10,652	32,730	14,813
Payable for directors fees	1,136	1,839	3,754	1,566
Other accrued expenses and liabilities	53,859	58,679	104,969	54,487
Written options, at fair value^	1,168,528	—	—	—
Total liabilities	15,000,650	16,367,395	2,031,709	878,988
NET ASSETS	$218,979,819	$363,838,800	$783,003,961	$296,125,851
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$220,050,182	$279,101,174	$136,424,412	$194,706,976
Undistributed (distributions in excess of) net investment income or accumulated net investment loss	6,712,002	5,710,249	(649,515)	3,805,946
Accumulated net realized gain	1,690,144	55,887,383	123,904,490	47,131,632
Net unrealized appreciation (depreciation)	(9,472,509)	23,139,994	523,324,574	50,481,297
NET ASSETS	$218,979,819	$363,838,800	$783,003,961	$296,125,851
+ Including securities loaned at value	$4,534,765	$11,762,494	$—	$—
* Cost of investments in securities	$153,827,377	$333,129,159	$244,611,683	$242,711,220
** Cost of investments in affiliates	$60,841,012	$—	$—	$—
*** Cost of short-term investments	$19,934,592	$19,842,713	$15,914,992	$3,174,622
**** Cost of foreign currencies	$32,239	$—	$—	$—
***** Cost of foreign cash collateral for futures	$136,599	$—	$—	$—
^ Premiums received on written options	$1,121,580	$—	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

	Voya Global Bond Portfolio	VY® American Century Small-Mid Cap Value Portfolio	VY® Baron Growth Portfolio	VY® Columbia Contrarian Core Portfolio
Class ADV:
Net assets	$23,600,280	$111,164,381	$93,980,196	$26,237,287
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,220,010	8,735,805	3,013,405	1,132,201
Net asset value and redemption price per share	$10.63	$12.73	$31.19	$23.17
Class I:
Net assets	$155,652,527	$147,404,515	$144,976,298	$9,486,839
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	14,387,883	10,886,380	4,228,322	388,792
Net asset value and redemption price per share	$10.82	$13.54	$34.29	$24.40
Class R6:
Net assets	n/a	n/a	$14,704,170	n/a
Shares authorized	n/a	n/a	100,000,000	n/a
Par value	n/a	n/a	$0.001	n/a
Shares outstanding	n/a	n/a	428,628	n/a
Net asset value and redemption price per share	n/a	n/a	$34.31	n/a
Class S:
Net assets	$39,727,012	$101,198,246	$527,297,443	$260,401,725
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	3,676,653	7,588,382	16,066,251	10,904,406
Net asset value and redemption price per share	$10.81	$13.34	$32.82	$23.88
Class S2:
Net assets	n/a	$4,071,658	$2,045,854	n/a
Shares authorized	n/a	100,000,000	100,000,000	n/a
Par value	n/a	$0.001	$0.001	n/a
Shares outstanding	n/a	320,405	65,067	n/a
Net asset value and redemption price per share	n/a	$12.71	$31.44	n/a

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2018 (UNAUDITED)

	VY® Columbia Small Cap Value II Portfolio	VY® Invesco Comstock Portfolio	VY® Invesco Equity and Income Portfolio	VY® JPMorgan Mid Cap Value Portfolio
ASSETS:
Investments in securities at fair value+*	$198,943,288	$523,924,841	$1,462,429,807	$504,924,339
Short-term investments at fair value**	10,931,312	30,432,578	100,129,256	18,521,575
Cash	25,938	16,137	58,253	—
Foreign currencies at value***	—	279	1,214,804	—
Receivables:
Investment securities sold	289,276	1,320,159	9,756,858	—
Fund shares sold	15,731	249,635	20,256	16,028
Dividends	223,861	677,446	1,647,048	751,921
Interest	—	—	3,012,770	—
Foreign tax reclaims	—	179,212	388,369	—
Unrealized appreciation on forward foreign currency contracts	—	111,879	1,092,918	—
Prepaid expenses	2,031	4,926	16,103	5,386
Reimbursement due from manager	—	—	28,041	—
Other assets	9,562	24,657	89,520	20,361
Total assets	210,440,999	556,941,749	1,579,884,003	524,239,610
LIABILITIES:
Payable for investment securities purchased	1,181,177	995,901	15,109,243	—
Payable for fund shares redeemed	508,775	1,456,268	771,844	615,514
Payable upon receipt of securities loaned	—	4,908,323	26,445,939	8,792,589
Unrealized depreciation on forward foreign currency contracts	—	125,690	44,550	—
Payable for investment management fees	149,207	323,659	800,689	363,897
Payable for distribution and shareholder service fees	41,016	70,475	258,197	88,311
Payable to directors under the deferred compensation plan (Note 6)	9,562	24,657	89,520	20,361
Payable for directors fees	1,037	2,623	8,113	2,696
Other accrued expenses and liabilities	38,579	97,510	265,357	89,013
Total liabilities	1,929,353	8,005,106	43,793,452	9,972,381
NET ASSETS	$208,511,646	$548,936,643	$1,536,090,551	$514,267,229
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$128,749,804	$432,218,988	$1,234,568,257	$308,675,677
Undistributed net investment income	780,832	4,760,548	15,091,884	2,257,115
Accumulated net realized gain	39,065,291	16,356,217	127,680,118	74,925,639
Net unrealized appreciation	39,915,719	95,600,890	158,750,292	128,408,798
NET ASSETS	$208,511,646	$548,936,643	$1,536,090,551	$514,267,229
+ Including securities loaned at value	$—	$4,776,716	$25,812,760	$8,600,373
* Cost of investments in securities	$159,027,569	$428,303,521	$1,304,723,752	$376,515,541
** Cost of short-term investments	$10,931,312	$30,432,578	$100,129,256	$18,521,575
*** Cost of foreign currencies	$—	$279	$1,217,672	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

	VY® Columbia Small Cap Value II Portfolio	VY® Invesco Comstock Portfolio	VY® Invesco Equity and Income Portfolio	VY® JPMorgan Mid Cap Value Portfolio
Class ADV:
Net assets	$35,839,203	$34,085,282	$51,913,245	$93,615,338
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,799,764	1,694,654	1,123,696	4,754,708
Net asset value and redemption price per share	$19.91	$20.11	$46.20	$19.69
Class I:
Net assets	$45,873,680	$247,619,115	$552,745,773	$187,181,169
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,225,765	12,175,111	11,760,057	9,241,874
Net asset value and redemption price per share	$20.61	$20.34	$47.00	$20.25
Class R6:
Net assets	$5,962,342	n/a	n/a	n/a
Shares authorized	100,000,000	n/a	n/a	n/a
Par value	$0.001	n/a	n/a	n/a
Shares outstanding	289,146	n/a	n/a	n/a
Net asset value and redemption price per share	$20.62	n/a	n/a	n/a
Class S:
Net assets	$117,312,597	$267,232,246	$552,322,877	$230,834,352
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	5,726,800	13,167,139	11,838,356	11,524,257
Net asset value and redemption price per share	$20.48	$20.30	$46.66	$20.03
Class S2:
Net assets	$3,523,824	n/a	$379,108,656	$2,636,370
Shares authorized	100,000,000	n/a	100,000,000	100,000,000
Par value	$0.001	n/a	$0.001	$0.001
Shares outstanding	177,294	n/a	8,240,344	134,218
Net asset value and redemption price per share	$19.88	n/a	$46.01	$19.64

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2018 (UNAUDITED)

	VY® Oppenheimer Global Portfolio	VY® Pioneer High Yield Portfolio	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	VY® T. Rowe Price Growth Equity Portfolio
ASSETS:
Investments in securities at fair value+*	$1,679,343,545	$92,931,668	$1,020,386,179	$1,918,549,504
Short-term investments at fair value**	27,713,991	8,001,470	29,323,484	62,035,755
Cash	—	—	1,615,385	2,132,570
Cash collateral for futures	—	145,425	—	—
Cash pledged for centrally cleared swaps (Note 2)	—	225,468	—	—
Foreign currencies at value***	47,899	—	—	—
Receivables:
Investment securities sold	—	145,531	3,648,193	6,108,221
Fund shares sold	189,399	28,314	102,586	849,726
Dividends	395,629	16,613	465,828	686,724
Interest	—	1,275,537	94	28,603
Foreign tax reclaims	1,784,122	—	—	—
Unrealized appreciation on unfunded commitments	—	937	—	—
Variation margin receivable on centrally cleared swaps	—	452	—	—
Prepaid expenses	17,335	978	10,014	17,485
Reimbursement due from manager	—	5,806	—	—
Other assets	76,839	5,876	39,562	62,618
Total assets	1,709,568,759	102,784,075	1,055,591,325	1,990,471,206
LIABILITIES:
Payable for investment securities purchased	654,451	319,147	1,023,059	2,623,997
Payable for fund shares redeemed	905,762	5,599	225,133	8,970,212
Payable upon receipt of securities loaned	13,488,622	—	29,322,484	56,026,429
Payable for investment management fees	1,003,702	59,042	635,714	1,116,402
Payable for distribution and shareholder service fees	101,538	558	40,643	198,270
Payable to custodian due to bank overdraft	—	36,751	—	—
Payable to directors under the deferred compensation plan (Note 6)	76,839	5,876	39,562	62,618
Payable for directors fees	8,820	507	5,139	9,221
Payable for borrowings against line of credit	—	—	1,513,000	—
Other accrued expenses and liabilities	273,163	28,808	97,427	191,795
Total liabilities	16,512,897	456,288	32,902,161	69,198,944
NET ASSETS	$1,693,055,862	$102,327,787	$1,022,689,164	$1,921,272,262
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$653,926,128	$102,487,595	$565,000,585	$959,845,197
Undistributed net investment income	36,111,829	2,931,730	2,374,437	3,531,661
Accumulated net realized gain (loss)	216,030,123	(2,851,326)	150,789,161	405,837,533
Net unrealized appreciation (depreciation)	786,987,782	(240,212)	304,524,981	552,057,871
NET ASSETS	$1,693,055,862	$102,327,787	$1,022,689,164	$1,921,272,262
+ Including securities loaned at value	$13,030,657	$—	$28,664,156	$54,844,968
* Cost of investments in securities	$892,360,933	$93,249,884	$715,861,198	$1,366,491,633
** Cost of short-term investments	$27,713,991	$8,000,832	$29,323,484	$62,035,755
*** Cost of foreign currencies	$47,798	$—	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

	VY® Oppenheimer Global Portfolio	VY® Pioneer High Yield Portfolio	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	VY® T. Rowe Price Growth Equity Portfolio
Class ADV:
Net assets	$123,473,969	n/a	$67,463,654	$268,302,495
Shares authorized	100,000,000	n/a	100,000,000	100,000,000
Par value	$0.001	n/a	$0.001	$0.001
Shares outstanding	5,674,083	n/a	6,088,592	2,839,072
Net asset value and redemption price per share	$21.76	n/a	$11.08	$94.50
Class I:
Net assets	$1,337,754,337	$99,609,208	$885,038,495	$1,246,376,456
Shares authorized	250,000,000	100,000,000	250,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	58,830,206	8,544,366	72,368,080	12,172,424
Net asset value and redemption price per share	$22.74	$11.66	$12.23	$102.39
Class R6:
Net assets	n/a	n/a	$13,467,203	n/a
Shares authorized	n/a	n/a	100,000,000	n/a
Par value	n/a	n/a	$0.001	n/a
Shares outstanding	n/a	n/a	1,100,710	n/a
Net asset value and redemption price per share	n/a	n/a	$12.24	n/a
Class S:
Net assets	$227,376,815	$2,718,579	$52,349,011	$396,488,768
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	10,381,865	233,453	4,443,386	4,028,323
Net asset value and redemption price per share	$21.90	$11.65	$11.78	$98.43
Class S2:
Net assets	$4,450,741	n/a	$4,370,801	$10,104,543
Shares authorized	100,000,000	n/a	100,000,000	100,000,000
Par value	$0.001	n/a	$0.001	$0.001
Shares outstanding	208,805	n/a	392,705	105,550
Net asset value and redemption price per share	$21.32	n/a	$11.13	$95.73

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2018 (UNAUDITED)

VY® Templeton Foreign Equity Portfolio
ASSETS:
Investments in securities at fair value+*	$545,680,021
Short-term investments at fair value**	28,923,160
Foreign currencies at value***	154,139
Receivables:
Fund shares sold	137,573
Dividends	1,569,874
Foreign tax reclaims	1,330,902
Prepaid expenses	6,038
Reimbursement due from manager	23,132
Other assets	60,239
Total assets	577,885,078
LIABILITIES:
Payable for fund shares redeemed	142,098
Payable upon receipt of securities loaned	11,251,139
Payable for investment management fees	425,879
Payable for distribution and shareholder service fees	91,931
Payable to directors under the deferred compensation plan (Note 6)	60,239
Payable for directors fees	3,036
Other accrued expenses and liabilities	152,112
Total liabilities	12,126,434
NET ASSETS	$565,758,644
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$425,381,402
Undistributed net investment income	21,471,879
Accumulated net realized gain	26,642,412
Net unrealized appreciation	92,262,951
NET ASSETS	$565,758,644
+ Including securities loaned at value	$10,677,621
* Cost of investments in securities	$453,399,873
** Cost of short-term investments	$28,922,379
*** Cost of foreign currencies	$155,038

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

VY® Templeton Foreign Equity Portfolio
Class ADV:
Net assets	$35,024,649
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	2,787,977
Net asset value and redemption price per share	$12.56
Class I:
Net assets	$164,491,687
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	12,919,284
Net asset value and redemption price per share	$12.73
Class S:
Net assets	$365,596,446
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	28,945,019
Net asset value and redemption price per share	$12.63
Class S2:
Net assets	$645,862
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	51,453
Net asset value and redemption price per share	$12.55

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2018 (UNAUDITED)

	Voya Global Bond Portfolio	VY® American Century Small-Mid Cap Value Portfolio	VY® Baron Growth Portfolio	VY® Columbia Contrarian Core Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$39,349	$3,379,110	$3,911,340	$2,715,077
Interest, net of foreign taxes withheld*	3,403,825	—	—	—
Dividends from affiliated underlying funds	1,317,507	—	—	—
Securities lending income, net	31,932	47,280	—	—
Other	—	39,395	—	—
Total investment income	4,792,613	3,465,785	3,911,340	2,715,077
EXPENSES:
Investment management fees	675,645	1,976,362	3,536,695	1,397,364
Distribution and shareholder service fees:
Class ADV	61,006	280,914	223,393	70,618
Class S	51,416	127,899	629,938	340,536
Class S2	—	9,002	3,775	—
Transfer agent fees	184	626	673	379
Shareholder reporting expense	13,394	18,541	34,237	16,652
Professional fees	10,498	15,495	25,424	13,983
Custody and accounting expense	33,380	53,911	39,334	20,634
Directors fees	4,542	7,353	15,015	6,262
Miscellaneous expense	5,966	12,413	20,994	9,896
Interest expense	8,673	12	9,503	43
Total expenses	864,704	2,502,528	4,538,981	1,876,367
Waived and reimbursed fees	(51,765)	(523,832)	—	(350,178)
Brokerage commission recapture	—	—	(1,465)	(14,118)
Net expenses	812,939	1,978,696	4,537,516	1,512,071
Net investment income (loss)	3,979,674	1,487,089	(626,176)	1,203,006
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	4,214,778	20,545,437	53,930,524	17,877,085
Forward foreign currency contracts	(194,471)	48,553	—	—
Foreign currency related transactions	1,293,007	1,638	440	1,350
Futures	634,334	—	—	—
Swaps	1,332,191	—	—	—
Written options	(3,945,553)	—	—	—
Net realized gain	3,334,286	20,595,628	53,930,964	17,878,435
Net change in unrealized appreciation (depreciation) on:
Investments	(5,565,703)	(19,681,936)	32,055,854	(21,469,339)
Affiliated underlying funds	(4,260,523)	—	—	—
Forward foreign currency contracts	(1,296,479)	132,051	—	—
Foreign currency related transactions	(53,608)	(309)	—	—
Futures	464,756	—	—	—
Swaps	700,712	—	—	—
Written options	(647,112)	—	—	—
Net change in unrealized appreciation (depreciation)	(10,657,957)	(19,550,194)	32,055,854	(21,469,339)
Net realized and unrealized gain (loss)	(7,323,671)	1,045,434	85,986,818	(3,590,904)
Increase (decrease) in net assets resulting from operations	$(3,343,997)	$2,532,523	$85,360,642	$(2,387,898)
*Foreign taxes withheld	$943	$19,917	$—	$10,271

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2018 (UNAUDITED)

	VY® Columbia Small Cap Value II Portfolio	VY® Invesco Comstock Portfolio	VY® Invesco Equity and Income Portfolio	VY® JPMorgan Mid Cap Value Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,344,197	$6,274,926	$13,077,285	$4,679,719
Interest	—	—	6,699,895	—
Securities lending income, net	—	18,876	254,039	43,026
Other	—	—	23,197	20,663
Total investment income	1,344,197	6,293,802	20,054,416	4,743,408
EXPENSES:
Investment management fees	874,084	1,820,948	5,081,437	2,253,526
Distribution and shareholder service fees:
Class ADV	88,939	87,679	132,648	238,591
Class S	149,015	346,245	723,394	300,351
Class S2	6,507	—	803,786	5,956
Transfer agent fees	378	672	1,349	577
Shareholder reporting expense	12,648	24,978	76,925	25,080
Professional fees	10,583	21,177	60,455	19,015
Custody and accounting expense	12,478	45,083	115,486	29,043
Directors fees	4,147	10,492	32,450	10,785
Miscellaneous expense	9,392	14,233	42,594	12,811
Interest expense	10	49	—	43
Total expenses	1,168,181	2,371,556	7,070,524	2,895,778
Waived and reimbursed fees	(26,917)	(46,503)	(282,963)	(1,961)
Brokerage commission recapture	(16,640)	(347)	(2,919)	(918)
Net expenses	1,124,624	2,324,706	6,784,642	2,892,899
Net investment income	219,573	3,969,096	13,269,774	1,850,509
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	18,207,254	21,301,082	41,909,171	34,101,958
Forward foreign currency contracts	—	(104,514)	399,718	—
Foreign currency related transactions	—	(189,330)	(214,690)	—
Net realized gain	18,207,254	21,007,238	42,094,199	34,101,958
Net change in unrealized appreciation (depreciation) on:
Investments	(14,643,046)	(25,352,496)	(75,878,280)	(37,591,532)
Forward foreign currency contracts	—	796,682	2,526,484	—
Foreign currency related transactions	—	(4,578)	(5,559)	—
Net change in unrealized appreciation (depreciation)	(14,643,046)	(24,560,392)	(73,357,355)	(37,591,532)
Net realized and unrealized gain (loss)	3,564,208	(3,553,154)	(31,263,156)	(3,489,574)
Increase (decrease) in net assets resulting from operations	$3,783,781	$415,942	$(17,993,382)	$(1,639,065)
*Foreign taxes withheld	$4,734	$251,728	$378,537	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2018 (UNAUDITED)

	VY® Oppenheimer Global Portfolio	VY® Pioneer High Yield Portfolio	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	VY® T. Rowe Price Growth Equity Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$16,469,169	$84,818	$4,808,430	$7,797,809
Interest	—	2,738,485	799	65,353
Securities lending income, net	449,347	—	116,915	276,667
Other	46,240	—	67,415	33,531
Total investment income	16,964,756	2,823,303	4,993,559	8,173,360
EXPENSES:
Investment management fees	6,123,171	352,179	3,771,045	6,401,383
Distribution and shareholder service fees:
Class ADV	309,336	—	161,817	646,453
Class S	295,229	4,000	66,786	479,545
Class S2	8,737	—	8,479	19,120
Transfer agent fees	1,320	207	423	1,360
Shareholder reporting expense	74,998	8,676	39,820	72,400
Professional fees	60,533	7,628	33,705	62,445
Custody and accounting expense	201,884	16,228	52,490	104,555
Directors fees	35,279	2,029	20,553	36,882
Miscellaneous expense	35,428	5,039	18,313	30,364
Interest expense	143	355	1,193	1,783
Total expenses	7,146,058	396,341	4,174,624	7,856,290
Waived and reimbursed fees	—	(33,606)	—	(252,896)
Brokerage commission recapture	—	(46)	—	—
Net expenses	7,146,058	362,689	4,174,624	7,603,394
Net investment income	9,818,698	2,460,614	818,935	569,966
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of Indian capital gains tax withheld^)	129,911,843	750,246	57,995,803	103,491,382
Foreign currency related transactions	(1,698)	781	—	(6,084)
Futures	—	(93,101)	—	—
Swaps	—	83,571	—	—
Net realized gain	129,910,145	741,497	57,995,803	103,485,298
Net change in unrealized appreciation (depreciation) on:
Investments (net of Indian capital gains tax accrued#)	(107,665,405)	(3,242,108)	(1,171,667)	68,150,582
Foreign currency related transactions	(56,134)	(157)	—	2,563
Futures	—	57,866	—	—
Swaps	—	(41,907)	—	—
Unfunded commitments	—	4,818	—	—
Net change in unrealized appreciation (depreciation)	(107,721,539)	(3,221,488)	(1,171,667)	68,153,145
Net realized and unrealized gain (loss)	22,188,606	(2,479,991)	56,824,136	171,638,443
Increase (decrease) in net assets resulting from operations	$32,007,304	$(19,377)	$57,643,071	$172,208,409
* Foreign taxes withheld	$2,037,978	$—	$22,099	$75,064
^ Foreign taxes on sale of Indian investments	$49,055	$—	$—	$—
# Foreign taxes accrued on Indian investments	$15,414	$—	$—	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2018 (UNAUDITED)

VY® Templeton Foreign Equity Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$10,627,658
Interest	90,881
Securities lending income, net	107,794
Total investment income	10,826,333
EXPENSES:
Investment management fees	2,683,222
Distribution and shareholder service fees:
Class ADV	91,921
Class S	485,301
Class S2	1,574
Transfer agent fees	536
Shareholder reporting expense	30,770
Professional fees	27,693
Custody and accounting expense	133,759
Directors fees	12,143
Miscellaneous expense	20,446
Interest expense	78
Total expenses	3,487,443
Waived and reimbursed fees	(187,385)
Brokerage commission recapture	(3,635)
Net expenses	3,296,423
Net investment income	7,529,910
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	32,121,930
Forward foreign currency contracts	20,580
Foreign currency related transactions	(25,187)
Net realized gain	32,117,323
Net change in unrealized appreciation (depreciation) on:
Investments	(61,126,265)
Forward foreign currency contracts	(362)
Foreign currency related transactions	(24,322)
Net change in unrealized appreciation (depreciation)	(61,150,949)
Net realized and unrealized loss	(29,033,626)
Decrease in net assets resulting from operations	$(21,503,716)
*Foreign taxes withheld	$1,180,406

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Voya Global Bond Portfolio		VY® American Century Small-Mid Cap Value Portfolio
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
FROM OPERATIONS:
Net investment income	$3,979,674	$6,591,673	$1,487,089	$4,442,842
Net realized gain	3,334,286	1,173,238	20,595,628	40,348,468
Net change in unrealized appreciation (depreciation)	(10,657,957)	12,947,803	(19,550,194)	(6,013,186)
Increase (decrease) in net assets resulting from operations	(3,343,997)	20,712,714	2,532,523	38,778,124
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(293,144)	(511,317)	—	(1,009,008)
Class I	(2,318,408)	(4,176,794)	—	(1,888,408)
Class S	(545,473)	(957,957)	—	(1,080,278)
Class S2	—	—	—	(40,449)
Net realized gains:
Class ADV	—	—	—	(4,431,604)
Class I	—	—	—	(5,837,409)
Class S	—	—	—	(3,971,230)
Class S2	—	—	—	(171,694)
Total distributions	(3,157,025)	(5,646,068)	—	(18,430,080)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	10,525,495	14,082,098	18,102,950	60,979,747
Reinvestment of distributions	3,157,025	5,646,068	—	18,430,080
	13,682,520	19,728,166	18,102,950	79,409,827
Cost of shares redeemed	(16,624,028)	(34,769,551)	(34,214,513)	(84,915,294)
Net decrease in net assets resulting from capital share transactions	(2,941,508)	(15,041,385)	(16,111,563)	(5,505,467)
Net increase (decrease) in net assets	(9,442,530)	25,261	(13,579,040)	14,842,577
NET ASSETS:
Beginning of year or period	228,422,349	228,397,088	377,417,840	362,575,263
End of year or period	$218,979,819	$228,422,349	$363,838,800	$377,417,840
Undistributed net investment income at end of year or period	$6,712,002	$5,889,353	$5,710,249	$4,223,160

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	VY® Baron Growth Portfolio		VY® Columbia Contrarian Core Portfolio
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
FROM OPERATIONS:
Net investment income (loss)	$(626,176)	$(825,435)	$1,203,006	$2,645,476
Net realized gain	53,930,964	77,001,175	17,878,435	30,196,289
Net change in unrealized appreciation (depreciation)	32,055,854	109,813,877	(21,469,339)	31,018,551
Increase (decrease) in net assets resulting from operations	85,360,642	185,989,617	(2,387,898)	63,860,316
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(472,568)	—	(236,421)
Class I	—	(1,502,041)	—	(120,908)
Class R6	—	(19,734)	—	—
Class S	—	(3,905,958)	—	(2,825,606)
Class S2	—	(7,458)	—	—
Net realized gains:
Class ADV	—	(9,831,150)	—	(1,647,211)
Class I	—	(16,641,830)	—	(558,456)
Class R6	—	(218,571)	—	—
Class S	—	(57,464,205)	—	(16,468,799)
Class S2	—	(226,899)	—	—
Total distributions	—	(90,290,414)	—	(21,857,401)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	29,066,567	59,780,402	2,328,738	5,706,660
Reinvestment of distributions	—	90,290,414	—	21,857,401
	29,066,567	150,070,816	2,328,738	27,564,061
Cost of shares redeemed	(90,986,250)	(196,041,680)	(28,453,673)	(70,852,925)
Net decrease in net assets resulting from capital share transactions	(61,919,683)	(45,970,864)	(26,124,935)	(43,288,864)
Net increase (decrease) in net assets	23,440,959	49,728,339	(28,512,833)	(1,285,949)
NET ASSETS:
Beginning of year or period	759,563,002	709,834,663	324,638,684	325,924,633
End of year or period	$783,003,961	$759,563,002	$296,125,851	$324,638,684
Undistributed (distributions in excess of) net investment income or accumulated net investment loss at end of year or period	$(649,515)	$(23,339)	$3,805,946	$2,602,940

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	VY® Columbia Small Cap Value II Portfolio		VY® Invesco Comstock Portfolio
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
FROM OPERATIONS:
Net investment income	$219,573	$567,840	$3,969,096	$6,611,355
Net realized gain	18,207,254	21,065,398	21,007,238	41,622,514
Net change in unrealized appreciation (depreciation)	(14,643,046)	635,450	(24,560,392)	32,370,082
Increase in net assets resulting from operations	3,783,781	22,268,688	415,942	80,603,951
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(60,081)	—	(334,147)
Class I	—	(246,775)	—	(2,586,848)
Class R6	—	(14,085)	—	—
Class S	—	(384,597)	—	(3,158,173)
Class S2	—	(10,279)	—	—
Net realized gains:
Class ADV	—	(1,480,869)	—	—
Class I	—	(1,802,845)	—	—
Class R6	—	(102,808)	—	—
Class S	—	(5,210,507)	—	—
Class S2	—	(216,301)	—	—
Total distributions	—	(9,529,147)	—	(6,079,168)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	14,647,776	28,505,309	101,081,748	40,687,773
Reinvestment of distributions	—	9,529,147	—	6,079,168
	14,647,776	38,034,456	101,081,748	46,766,941
Cost of shares redeemed	(23,624,115)	(75,064,802)	(51,278,108)	(142,775,740)
Net increase (decrease) in net assets resulting from capital share transactions	(8,976,339)	(37,030,346)	49,803,640	(96,008,799)
Net increase (decrease) in net assets	(5,192,558)	(24,290,805)	50,219,582	(21,484,016)
NET ASSETS:
Beginning of year or period	213,704,204	237,995,009	498,717,061	520,201,077
End of year or period	$208,511,646	$213,704,204	$548,936,643	$498,717,061
Undistributed net investment income at end of year or period	$780,832	$561,259	$4,760,548	$791,452

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	VY® Invesco Equity and Income Portfolio		VY® JPMorgan Mid Cap Value Portfolio
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
FROM OPERATIONS:
Net investment income	$13,269,774	$29,677,317	$1,850,509	$3,929,103
Net realized gain	42,094,199	89,486,431	34,101,958	42,555,468
Net change in unrealized appreciation (depreciation)	(73,357,355)	55,123,191	(37,591,532)	29,569,358
Increase (decrease) in net assets resulting from operations	(17,993,382)	174,286,939	(1,639,065)	76,053,929
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(706,585)	—	(367,446)
Class I	—	(12,863,459)	—	(1,780,656)
Class S	—	(10,168,042)	—	(1,537,684)
Class S2	—	(5,973,523)	—	(14,734)
Net realized gains:
Class ADV	—	(1,312,370)	—	(9,276,090)
Class I	—	(14,259,508)	—	(19,983,617)
Class S	—	(15,529,797)	—	(25,068,058)
Class S2	—	(10,722,943)	—	(359,318)
Total distributions	—	(71,536,227)	—	(58,387,603)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	9,401,638	35,752,953	12,449,739	37,140,515
Reinvestment of distributions	—	71,536,227	—	58,387,603
	9,401,638	107,289,180	12,449,739	95,528,118
Cost of shares redeemed	(131,764,281)	(307,139,472)	(67,559,537)	(151,607,906)
Net decrease in net assets resulting from capital share transactions	(122,362,643)	(199,850,292)	(55,109,798)	(56,079,788)
Net decrease in net assets	(140,356,025)	(97,099,580)	(56,748,863)	(38,413,462)
NET ASSETS:
Beginning of year or period	1,676,446,576	1,773,546,156	571,016,092	609,429,554
End of year or period	$1,536,090,551	$1,676,446,576	$514,267,229	$571,016,092
Undistributed net investment income at end of year or period	$15,091,884	$1,822,110	$2,257,115	$406,606

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	VY® Oppenheimer Global Portfolio		VY® Pioneer High Yield Portfolio
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
FROM OPERATIONS:
Net investment income	$9,818,698	$9,540,922	$2,460,614	$4,993,917
Net realized gain	129,910,145	110,439,970	741,497	1,576,670
Net change in unrealized appreciation (depreciation)	(107,721,539)	361,153,538	(3,221,488)	873,369
Increase (decrease) in net assets resulting from operations	32,007,304	481,134,430	(19,377)	7,443,956
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(718,720)	—	—
Class I	—	(13,712,818)	(2,456,931)	(4,964,852)
Class S	—	(1,874,426)	(76,356)	(174,026)
Class S2	—	(36,515)	—	—
Net realized gains:
Class ADV	—	(172,448)	—	—
Class I	—	(1,960,781)	—	—
Class S	—	(335,880)	—	—
Class S2	—	(7,228)	—	—
Total distributions	—	(18,818,816)	(2,533,287)	(5,138,878)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	37,871,590	91,394,605	8,393,049	10,680,318
Reinvestment of distributions	—	18,818,816	2,533,287	5,138,878
	37,871,590	110,213,421	10,926,336	15,819,196
Cost of shares redeemed	(124,085,311)	(185,236,519)	(7,757,734)	(20,248,141)
Net increase (decrease) in net assets resulting from capital share transactions	(86,213,721)	(75,023,098)	3,168,602	(4,428,945)
Net increase (decrease) in net assets	(54,206,417)	387,292,516	615,938	(2,123,867)
NET ASSETS:
Beginning of year or period	1,747,262,279	1,359,969,763	101,711,849	103,835,716
End of year or period	$1,693,055,862	$1,747,262,279	$102,327,787	$101,711,849
Undistributed net investment income at end of year or period	$36,111,829	$26,293,131	$2,931,730	$3,004,403

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio		VY® T. Rowe Price Growth Equity Portfolio
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
FROM OPERATIONS:
Net investment income	$818,935	$1,289,754	$569,966	$1,450,815
Net realized gain	57,995,803	97,549,385	103,485,298	307,936,009
Net change in unrealized appreciation (depreciation)	(1,171,667)	108,864,402	68,153,145	162,302,754
Increase in net assets resulting from operations	57,643,071	207,703,541	172,208,409	471,689,578
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(131,843)	—	—
Class I	—	(5,216,194)	—	(565,610)
Class R6	—	(35,197)	—	—
Class S	—	(230,672)	—	—
Class S2	—	(16,432)	—	—
Net realized gains:
Class ADV	—	(4,234,793)	—	(24,552,336)
Class I	—	(59,161,068)	—	(109,063,868)
Class R6	—	(399,191)	—	—
Class S	—	(3,734,472)	—	(38,236,738)
Class S2	—	(372,735)	—	(1,081,420)
Total distributions	—	(73,532,597)	—	(173,499,972)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	21,311,690	79,057,061	201,755,212	123,553,995
Reinvestment of distributions	—	73,532,597	—	173,499,972
	21,311,690	152,589,658	201,755,212	297,053,967
Cost of shares redeemed	(66,603,514)	(125,008,164)	(191,766,688)	(383,947,327)
Net increase (decrease) in net assets resulting from capital share transactions	(45,291,824)	27,581,494	9,988,524	(86,893,360)
Net increase in net assets	12,351,247	161,752,438	182,196,933	211,296,246
NET ASSETS:
Beginning of year or period	1,010,337,917	848,585,479	1,739,075,329	1,527,779,083
End of year or period	$1,022,689,164	$1,010,337,917	$1,921,272,262	$1,739,075,329
Undistributed net investment income at end of year or period	$2,374,437	$1,555,502	$3,531,661	$2,961,695

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	VY® Templeton Foreign Equity Portfolio
	Six Months Ended June 30, 2018	Year Ended December 31, 2017
FROM OPERATIONS:
Net investment income	$7,529,910	$11,742,196
Net realized gain	32,117,323	31,715,450
Net change in unrealized appreciation (depreciation)	(61,150,949)	85,383,480
Increase (decrease) in net assets resulting from operations	(21,503,716)	128,841,126
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(555,843)
Class I	—	(3,578,275)
Class S	—	(7,476,254)
Class S2	—	(24,956)
Total distributions	—	(11,635,328)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	5,746,619	16,893,974
Reinvestment of distributions	—	11,635,328
	5,746,619	28,529,302
Cost of shares redeemed	(46,087,441)	(146,010,456)
Net decrease in net assets resulting from capital share transactions	(40,340,822)	(117,481,154)
Net decrease in net assets	(61,844,538)	(275,356)
NET ASSETS:
Beginning of year or period	627,603,182	627,878,538
End of year or period	$565,758,644	$627,603,182
Undistributed net investment income at end of year or period	$21,471,879	$13,941,969

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Voya Global Bond Portfolio
Class ADV
06-30-18	10.94	0.17	•	(0.35)	(0.18)	0.13	—	—	0.13	—	10.63	(1.67)	1.17	1.12	1.12	3.13	23,600	53
12-31-17	10.24	0.26	•	0.66	0.92	0.22	—	—	0.22	—	10.94	9.05	1.17	1.10	1.10	2.48	24,922	127
12-31-16	9.81	0.24	•	0.33	0.57	0.06	—	0.08	0.14	—	10.24	5.82	1.16	1.10	1.10	2.27	24,365	214
12-31-15	10.31	0.26	•	(0.76)	(0.50)	—	—	—	—	—	9.81	(4.85)	1.15	1.10	1.10	2.58	26,374	335
12-31-14	10.35	0.37	•	(0.37)	0.00 *	0.04	—	—	0.04	—	10.31	(0.06)	1.16	1.10	1.10	3.49	32,874	296
12-31-13	11.35	0.33	•	(0.85)	(0.52)	0.19	0.29	—	0.48	—	10.35	(4.50)	1.19	1.08	1.08	3.09	34,155	394
Class I
06-30-18	11.14	0.20	•	(0.36)	(0.16)	0.16	—	—	0.16	—	10.82	(1.46)	0.67	0.62	0.62	3.63	155,653	53
12-31-17	10.42	0.32	•	0.68	1.00	0.28	—	—	0.28	—	11.14	9.67	0.67	0.60	0.60	2.98	161,715	127
12-31-16	9.97	0.30	•	0.33	0.63	0.10	—	0.08	0.18	—	10.42	6.30	0.66	0.60	0.60	2.78	163,397	214
12-31-15	10.42	0.32	•	(0.77)	(0.45)	—	—	—	—	—	9.97	(4.32)	0.65	0.60	0.60	3.08	168,739	335
12-31-14	10.46	0.43	•	(0.38)	0.05	0.09	—	—	0.09	—	10.42	0.42	0.66	0.60	0.60	3.99	208,023	296
12-31-13	11.46	0.40	•	(0.87)	(0.47)	0.24	0.29	—	0.53	—	10.46	(4.00)	0.69	0.58	0.58	3.65	237,646	394
Class S
06-30-18	11.12	0.19	•	(0.35)	(0.16)	0.15	—	—	0.15	—	10.81	(1.50)	0.92	0.87	0.87	3.38	39,727	53
12-31-17	10.41	0.30	•	0.66	0.96	0.25	—	—	0.25	—	11.12	9.31	0.92	0.85	0.85	2.73	41,785	127
12-31-16	9.97	0.27		0.33	0.60	0.08	—	0.08	0.16	—	10.41	6.03	0.91	0.85	0.85	2.53	40,635	214
12-31-15	10.44	0.29	•	(0.76)	(0.47)	—	—	—	—	—	9.97	(4.50)	0.90	0.85	0.85	2.83	43,169	335
12-31-14	10.48	0.40	•	(0.38)	0.02	0.06	—	—	0.06	—	10.44	0.15	0.91	0.85	0.85	3.74	51,041	296
12-31-13	11.48	0.37	•	(0.87)	(0.50)	0.21	0.29	—	0.50	—	10.48	(4.28)	0.94	0.83	0.83	3.39	54,246	394
VY® American Century Small-Mid Cap Value Portfolio
Class ADV
06-30-18	12.66	0.03	•	0.04	0.07	—	—	—	—	—	12.73	0.55	1.64	1.36	1.36	0.54	111,164	35
12-31-17	12.03	0.11		1.16	1.27	0.12	0.52	—	0.64	—	12.66	10.90	1.65	1.36	1.36	0.95	115,235	57
12-31-16	10.80	0.08		2.34	2.42	0.14	1.05	—	1.19	—	12.03	23.69	1.65	1.36	1.36	0.78	101,948	68
12-31-15	13.82	0.08		(0.27)	(0.19)	0.19	2.64	—	2.83	—	10.80	(1.97)	1.66	1.36	1.36	0.72	79,901	71
12-31-14	14.79	0.12	•	1.49	1.61	0.18	2.40	—	2.58	—	13.82	12.15	1.65	1.36	1.36	0.82	86,335	79
12-31-13	11.76	0.12	•	3.49	3.61	0.14	0.44	—	0.58	—	14.79	31.12	1.66	1.42	1.42	0.88	95,563	84
Class I
06-30-18	13.44	0.07	•	0.03	0.10	—	—	—	—	—	13.54	0.74	1.14	0.86	0.86	1.05	147,405	35
12-31-17	12.72	0.19	•	1.22	1.41	0.17	0.52	—	0.69	—	13.44	11.44	1.15	0.86	0.86	1.44	151,054	57
12-31-16	11.35	0.15	•	2.47	2.62	0.20	1.05	—	1.25	—	12.72	24.38	1.15	0.86	0.86	1.28	156,657	68
12-31-15	14.40	0.16	•	(0.31)	(0.15)	0.26	2.64	—	2.90	—	11.35	(1.54)	1.16	0.86	0.86	1.21	115,279	71
12-31-14	15.30	0.20	•	1.55	1.75	0.25	2.40	—	2.65	—	14.40	12.76	1.15	0.86	0.86	1.31	138,605	79
12-31-13	12.12	0.19	•	3.61	3.80	0.18	0.44	—	0.62	—	15.30	31.78	1.16	0.92	0.92	1.38	171,086	84
Class S
06-30-18	13.25	0.05	•	0.04	0.09	—	—	—	—	—	13.34	0.68	1.39	1.11	1.11	0.79	101,198	35
12-31-17	12.56	0.16		1.19	1.35	0.14	0.52	—	0.66	—	13.25	11.12	1.40	1.11	1.11	1.20	106,501	57
12-31-16	11.22	0.11		2.44	2.55	0.16	1.05	—	1.21	—	12.56	24.06	1.40	1.11	1.11	1.03	99,089	68
12-31-15	14.25	0.13	•	(0.30)	(0.17)	0.22	2.64	—	2.86	—	11.22	(1.74)	1.41	1.11	1.11	0.96	78,646	71
12-31-14	15.16	0.16	•	1.54	1.70	0.21	2.40	—	2.61	—	14.25	12.47	1.40	1.11	1.11	1.06	94,268	79
12-31-13	12.03	0.15	•	3.57	3.72	0.15	0.44	—	0.59	—	15.16	31.36	1.41	1.17	1.17	1.12	116,117	84
Class S2
06-30-18	12.64	0.04	•	0.03	0.07	—	—	—	—	—	12.71	0.55	1.54	1.26	1.26	0.63	4,072	35
12-31-17	12.01	0.12	•	1.15	1.27	0.12	0.52	—	0.64	—	12.64	10.96	1.55	1.26	1.26	1.01	4,627	57
12-31-16	10.78	0.09		2.35	2.44	0.16	1.05	—	1.21	—	12.01	23.92	1.58	1.26	1.26	0.90	4,881	68
12-31-15	13.79	0.11	•	(0.30)	(0.19)	0.18	2.64	—	2.82	—	10.78	(1.91)	1.66	1.26	1.26	0.85	3,573	71
12-31-14	14.70	0.13	•	1.49	1.62	0.13	2.40	—	2.53	—	13.79	12.33	1.65	1.26	1.26	0.89	3,262	79
12-31-13	11.70	0.13	•	3.46	3.59	0.15	0.44	—	0.59	—	14.70	31.15	1.66	1.32	1.32	0.98	6,560	84

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

			Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
		Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended		($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
VY® Baron Growth Portfolio
Class ADV
06-30-18		27.88	(0.06	)•	3.37	3.31	—	—	—	—	—	31.19	11.87	1.49	1.49	1.49	(0.44)	93,980	—
12-31-17		24.82	(0.10	)•	6.72	6.62	0.16	3.40	—	3.56	—	27.88	27.86	1.49	1.49	1.49	(0.38)	88,499	3
12-31-16		26.58	(0.11)		1.50	1.39	—	3.15	—	3.15	—	24.82	5.06	1.48	1.48	1.48	(0.41)	77,655	4
12-31-15		30.35	(0.16)		(1.23)	(1.39)	0.02	2.36	—	2.38	—	26.58	(5.27)	1.49	1.49	1.49	(0.54)	90,914	5
12-31-14		29.66	(0.01)		1.17	1.16	—	0.47	—	0.47	—	30.35	4.06	1.48	1.48	1.48	(0.04)	111,145	10
12-31-13		22.53	(0.04	)•	8.55	8.51	0.32	1.06	—	1.38	—	29.66	38.50	1.49	1.49	1.49	(0.15)	110,486	8
Class I
06-30-18		30.58	0.01		3.70	3.71	—	—	—	—	—	34.29	12.13	0.99	0.99	0.99	0.06	144,976	—
12-31-17		26.92	0.03	•	7.34	7.37	0.31	3.40	—	3.71	—	30.58	28.52	0.99	0.99	0.99	0.11	145,389	3
12-31-16		28.45	0.04		1.58	1.62	—	3.15	—	3.15	—	26.92	5.57	0.98	0.98	0.98	0.12	150,672	4
12-31-15		32.31	(0.01)		(1.31)	(1.32)	0.18	2.36	—	2.54	—	28.45	(4.75)	0.99	0.99	0.99	(0.04)	193,601	5
12-31-14		31.49	0.14		1.24	1.38	0.09	0.47	—	0.56	—	32.31	4.55	0.98	0.98	0.98	0.45	251,230	10
12-31-13		23.80	0.10	•	9.06	9.16	0.41	1.06	—	1.47	—	31.49	39.23	0.99	0.99	0.99	0.36	270,788	8
Class R6
06-30-18		30.59	0.02	•	3.70	3.72	—	—	—	—	—	34.31	12.16	0.99	0.99	0.99	0.10	14,704	—
12-31-17		26.93	0.13	•	7.24	7.37	0.31	3.40	—	3.71	—	30.59	28.51	0.99	0.99	0.99	0.43	11,442	3
05-03-16	(5)-12-31-16	28.86	0.23	•	0.99	1.22	—	3.15	—	3.15	—	26.93	4.10	0.98	0.98	0.98	1.39	879	4
Class S
06-30-18		29.31	(0.03	)•	3.54	3.51	—	—	—	—	—	32.82	11.98	1.24	1.24	1.24	(0.19)	527,297	—
12-31-17		25.93	(0.04	)•	7.05	7.01	0.23	3.40	—	3.63	—	29.31	28.20	1.24	1.24	1.24	(0.13)	512,397	3
12-31-16		27.57	(0.05)		1.56	1.51	—	3.15	—	3.15	—	25.93	5.33	1.23	1.23	1.23	(0.17)	478,020	4
12-31-15		31.39	(0.08)		(1.29)	(1.37)	0.09	2.36	—	2.45	—	27.57	(5.03)	1.24	1.24	1.24	(0.29)	559,237	5
12-31-14		30.60	0.09		1.19	1.28	0.02	0.47	—	0.49	—	31.39	4.34	1.23	1.23	1.23	0.26	694,762	10
12-31-13		23.18	0.01		8.83	8.84	0.36	1.06	—	1.42	—	30.60	38.85	1.24	1.24	1.24	0.09	798,221	8
Class S2
06-30-18		28.10	(0.05	)•	3.39	3.34	—	—	—	—	—	31.44	11.89	1.39	1.39	1.39	(0.33)	2,046	—
12-31-17		24.92	(0.09	)•	6.78	6.69	0.11	3.40	—	3.51	—	28.10	28.02	1.39	1.39	1.39	(0.32)	1,835	3
12-31-16		26.65	(0.10	)•	1.52	1.42	—	3.15	—	3.15	—	24.92	5.17	1.42	1.38	1.38	(0.38)	2,609	4
12-31-15		30.43	(0.13)		(1.24)	(1.37)	0.05	2.36	—	2.41	—	26.65	(5.17)	1.49	1.39	1.39	(0.44)	5,696	5
12-31-14		29.75	0.02		1.17	1.19	0.04	0.47	—	0.51	—	30.43	4.17	1.48	1.38	1.38	0.05	6,874	10
12-31-13		22.62	(0.03	)•	8.61	8.58	0.39	1.06	—	1.45	—	29.75	38.68	1.49	1.39	1.39	(0.11)	6,312	8
VY® Columbia Contrarian Core Portfolio
Class ADV
06-30-18		23.40	0.06	•	(0.29)	(0.23)	—	—	—	—	—	23.17	(0.98)	1.44	1.22	1.21	0.54	26,237	35
12-31-17		20.66	0.13		4.17	4.30	0.20	1.36	—	1.56	—	23.40	21.32	1.44	1.21	1.20	0.58	29,515	45
12-31-16		21.73	0.15	•	1.55	1.70	0.74	2.03	—	2.77	—	20.66	8.12	1.44	1.20	1.19	0.71	25,432	53
12-31-15		24.00	0.12	•	0.58	0.70	0.18	2.79	—	2.97	—	21.73	2.75	1.44	1.18	1.17	0.51	22,738	65
12-31-14		24.56	0.14	•	2.70	2.84	0.17	3.23	—	3.40	—	24.00	12.50	1.44	1.18	1.17	0.56	17,942	72
12-31-13		18.49	0.11		6.23	6.34	0.27	—	—	0.27	—	24.56	34.42	1.46	1.24	1.23	0.55	15,554	128
Class I
06-30-18		24.58	0.13	•	(0.31)	(0.18)	—	—	—	—	—	24.40	(0.73)	0.94	0.72	0.71	1.04	9,487	35
12-31-17		21.61	0.25	•	4.37	4.62	0.29	1.36	—	1.65	—	24.58	21.96	0.94	0.71	0.70	1.08	10,099	45
12-31-16		22.59	0.27	•	1.62	1.89	0.84	2.03	—	2.87	—	21.61	8.64	0.94	0.70	0.69	1.21	10,629	53
12-31-15		24.82	0.24	•	0.60	0.84	0.28	2.79	—	3.07	—	22.59	3.25	0.94	0.68	0.67	1.01	10,628	65
12-31-14		25.24	0.27		2.79	3.06	0.25	3.23	—	3.48	—	24.82	13.09	0.94	0.68	0.67	1.07	11,751	72
12-31-13		18.96	0.18	•	6.45	6.63	0.35	—	—	0.35	—	25.24	35.18	0.96	0.74	0.72	0.87	10,991	128
Class S
06-30-18		24.08	0.09	•	(0.29)	(0.20)	—	—	—	—	—	23.88	(0.83)	1.19	0.97	0.96	0.79	260,402	35
12-31-17		21.21	0.19	•	4.27	4.46	0.23	1.36	—	1.59	—	24.08	21.58	1.19	0.96	0.95	0.83	285,025	45
12-31-16		22.21	0.21	•	1.59	1.80	0.77	2.03	—	2.80	—	21.21	8.41	1.19	0.95	0.94	0.96	289,864	53
12-31-15		24.45	0.18	•	0.58	0.76	0.21	2.79	—	3.00	—	22.21	2.98	1.19	0.93	0.92	0.76	304,352	65
12-31-14		24.93	0.21		2.75	2.96	0.21	3.23	—	3.44	—	24.45	12.81	1.19	0.93	0.92	0.82	331,659	72
12-31-13		18.75	0.18	•	6.30	6.48	0.30	—	—	0.30	—	24.93	34.74	1.21	0.99	0.98	0.80	327,459	128
See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

			Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
		Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended		($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
VY® Columbia Small Cap Value II Portfolio
Class ADV
06-30-18		19.57	(0.00	)*	0.34	0.34	—	—	—	—	—	19.91	1.74	1.40	1.37	1.36	(0.05)	35,839	24
12-31-17		18.50	0.00	*•	1.89	1.89	0.03	0.79	—	0.82	—	19.57	10.65	1.40	1.37	1.36	0.01	37,004	44
12-31-16		15.67	0.01		3.55	3.56	0.01	0.72	—	0.73	—	18.50	23.41	1.39	1.36	1.34	0.10	36,304	61
12-31-15		16.23	0.00	*	(0.52)	(0.52)	0.04	—	—	0.04	—	15.67	(3.21)	1.39	1.36	1.35	0.00 *	27,978	53
12-31-14		15.63	0.03	•	0.61	0.64	0.04	—	—	0.04	—	16.23	4.12	1.39	1.36	1.35	0.18	30,927	52
12-31-13		11.28	0.01	•	4.44	4.45	0.10	—	—	0.10	—	15.63	39.58	1.38	1.36	1.36	0.10	12,246	39
Class I
06-30-18		20.20	0.05	•	0.36	0.41	—	—	—	—	—	20.61	2.03	0.90	0.87	0.86	0.47	45,874	24
12-31-17		19.05	0.10	•	1.95	2.05	0.11	0.79	—	0.90	—	20.20	11.21	0.90	0.87	0.86	0.50	43,897	44
12-31-16		16.12	0.10		3.64	3.74	0.09	0.72	—	0.81	—	19.05	24.00	0.89	0.86	0.84	0.59	49,625	61
12-31-15		16.67	0.09		(0.54)	(0.45)	0.10	—	—	0.10	—	16.12	(2.74)	0.89	0.86	0.85	0.50	42,845	53
12-31-14		15.99	0.11	•	0.63	0.74	0.06	—	—	0.06	—	16.67	4.68	0.89	0.86	0.85	0.67	49,412	52
12-31-13		11.51	0.08	•	4.54	4.62	0.14	—	—	0.14	—	15.99	40.27	0.88	0.86	0.86	0.60	23,620	39
Class R6
06-30-18		20.21	0.05	•	0.36	0.41	—	—	—	—	—	20.62	2.03	0.90	0.87	0.86	0.47	5,962	24
12-31-17		19.06	0.13	•	1.92	2.05	0.11	0.79	—	0.90	—	20.21	11.20	0.90	0.87	0.86	0.69	4,389	44
05-03-16	(5)-12-31-16	16.28	0.19	•	3.40	3.59	0.09	0.72	—	0.81	—	19.06	22.85	0.89	0.86	0.84	1.57	402	61
Class S
06-30-18		20.10	0.02	•	0.36	0.38	—	—	—	—	—	20.48	1.89	1.15	1.12	1.11	0.20	117,313	24
12-31-17		18.96	0.05	•	1.94	1.99	0.06	0.79	—	0.85	—	20.10	10.92	1.15	1.12	1.11	0.25	124,984	44
12-31-16		16.04	0.06		3.63	3.69	0.05	0.72	—	0.77	—	18.96	23.70	1.14	1.11	1.09	0.33	145,816	61
12-31-15		16.58	0.05		(0.54)	(0.49)	0.05	—	—	0.05	—	16.04	(2.95)	1.14	1.11	1.10	0.24	135,313	53
12-31-14		15.92	0.06		0.63	0.69	0.03	—	—	0.03	—	16.58	4.33	1.14	1.11	1.10	0.36	160,726	52
12-31-13		11.46	0.05	•	4.52	4.57	0.11	—	—	0.11	—	15.92	39.97	1.13	1.11	1.11	0.34	161,750	39
Class S2
06-30-18		19.52	0.00	*	0.36	0.36	—	—	—	—	—	19.88	1.84	1.30	1.27	1.26	0.05	3,524	24
12-31-17		18.44	0.01	•	1.90	1.91	0.04	0.79	—	0.83	—	19.52	10.77	1.30	1.27	1.26	0.06	3,431	44
12-31-16		15.62	0.03		3.54	3.57	0.03	0.72	—	0.75	—	18.44	23.57	1.32	1.26	1.24	0.18	5,849	61
12-31-15		16.20	0.02	•	(0.53)	(0.51)	0.07	—	—	0.07	—	15.62	(3.19)	1.39	1.26	1.25	0.12	4,834	53
12-31-14		15.59	0.05	•	0.61	0.66	0.05	—	—	0.05	—	16.20	4.28	1.39	1.26	1.25	0.30	3,967	52
12-31-13		11.24	0.02		4.43	4.45	0.10	—	—	0.10	—	15.59	39.68	1.38	1.26	1.26	0.19	978	39
VY® Invesco Comstock Portfolio
Class ADV
06-30-18		20.14	0.12	•	(0.15)	(0.03)	—	—	—	—	—	20.11	(0.15)	1.25	1.23	1.23	1.15	34,085	13
12-31-17		17.33	0.19		2.80	2.99	0.18	—	—	0.18	—	20.14	17.31	1.25	1.23	1.23	1.00	36,178	14
12-31-16		15.07	0.28		2.35	2.63	0.37	—	—	0.37	—	17.33	17.51	1.25	1.23	1.23	1.66	34,490	18
12-31-15		16.42	0.17	•	(1.18)	(1.01)	0.34	—	—	0.34	—	15.07	(6.19)	1.24	1.22	1.22	1.08	34,395	24
12-31-14		15.34	0.19		1.17	1.36	0.28	—	—	0.28	—	16.42	8.82	1.24	1.22	1.22	1.20	41,258	26
12-31-13		11.44	0.11		3.87	3.98	0.08	—	—	0.08	—	15.34	34.79	1.24	1.24	1.24	0.87	36,783	15
Class I
06-30-18		20.32	0.18	•	(0.16)	0.02	—	—	—	—	—	20.34	0.10	0.75	0.73	0.73	1.76	247,619	13
12-31-17		17.47	0.28	•	2.85	3.13	0.28	—	—	0.28	—	20.32	17.95	0.75	0.73	0.73	1.50	188,040	14
12-31-16		15.18	0.34	•	2.41	2.75	0.46	—	—	0.46	—	17.47	18.13	0.75	0.73	0.73	2.16	194,504	18
12-31-15		16.55	0.26	•	(1.20)	(0.94)	0.43	—	—	0.43	—	15.18	(5.76)	0.74	0.72	0.72	1.62	198,367	24
12-31-14		15.45	0.28		1.17	1.45	0.35	—	—	0.35	—	16.55	9.39	0.74	0.72	0.72	1.70	143,633	26
12-31-13		11.51	0.19		3.89	4.08	0.14	—	—	0.14	—	15.45	35.47	0.74	0.74	0.74	1.38	58,373	15
Class S
06-30-18		20.30	0.14	•	(0.14)	0.00 *	—	—	—	—	—	20.30	0.00	1.00	0.98	0.98	1.40	267,232	13
12-31-17		17.45	0.23	•	2.85	3.08	0.23	—	—	0.23	—	20.30	17.68	1.00	0.98	0.98	1.25	274,498	14
12-31-16		15.17	0.30	•	2.39	2.69	0.41	—	—	0.41	—	17.45	17.79	1.00	0.98	0.98	1.91	291,208	18
12-31-15		16.53	0.22	•	(1.20)	(0.98)	0.38	—	—	0.38	—	15.17	(5.97)	0.99	0.97	0.97	1.33	302,784	24
12-31-14		15.43	0.24		1.17	1.41	0.31	—	—	0.31	—	16.53	9.13	0.99	0.97	0.97	1.44	383,997	26
12-31-13		11.51	0.15		3.88	4.03	0.11	—	—	0.11	—	15.43	35.00	0.99	0.99	0.99	1.13	367,659	15

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
VY® Invesco Equity and Income Portfolio
Class ADV
06-30-18	46.81	0.31	•	(0.92)	(0.61)	—	—	—	—	—	46.20	(1.30)	1.17	1.14	1.14	1.35	51,913	76
12-31-17	44.06	0.65		3.84	4.49	0.61	1.13	—	1.74	—	46.81	10.32	1.17	1.14	1.14	1.43	54,583	134
12-31-16	40.80	0.53		5.28	5.81	0.68	1.87	—	2.55	—	44.06	14.69	1.17	1.14	1.14	1.24	49,628	134
12-31-15	46.25	0.46		(1.47)	(1.01)	0.79	3.65	—	4.44	—	40.80	(2.55)	1.16	1.14	1.14	1.04	49,572	140
12-31-14	44.34	0.61	•	3.09	3.70	0.55	1.24	—	1.79	—	46.25	8.43	1.16	1.14	1.14	1.34	52,407	157
12-31-13	36.01	0.49	•	8.27	8.76	0.43	—	—	0.43	—	44.34	24.33	1.18	1.15	1.15	1.19	32,942	37
Class I
06-30-18	47.51	0.44	•	(0.95)	(0.51)	—	—	—	—	—	47.00	(1.07)	0.67	0.64	0.64	1.85	552,746	76
12-31-17	44.86	0.89	•	3.93	4.82	1.04	1.13	—	2.17	—	47.51	10.90	0.67	0.64	0.64	1.92	594,834	134
12-31-16	41.47	0.74	•	5.41	6.15	0.89	1.87	—	2.76	—	44.86	15.28	0.67	0.64	0.64	1.74	594,456	134
12-31-15	46.93	0.70	•	(1.50)	(0.80)	1.01	3.65	—	4.66	—	41.47	(2.06)	0.66	0.64	0.64	1.53	600,309	140
12-31-14	44.92	0.87	•	3.11	3.98	0.73	1.24	—	1.97	—	46.93	8.96	0.66	0.64	0.64	1.87	694,569	157
12-31-13	36.43	0.71	•	8.38	9.09	0.60	—	—	0.60	—	44.92	24.96	0.68	0.65	0.65	1.70	561,393	37
Class S
06-30-18	47.22	0.38	•	(0.94)	(0.56)	—	—	—	—	—	46.66	(1.19)	0.92	0.89	0.89	1.60	552,323	76
12-31-17	44.48	0.77	•	3.89	4.66	0.79	1.13	—	1.92	—	47.22	10.62	0.92	0.89	0.89	1.67	606,503	134
12-31-16	41.14	0.62	•	5.37	5.99	0.78	1.87	—	2.65	—	44.48	15.00	0.92	0.89	0.89	1.49	682,465	134
12-31-15	46.59	0.58	•	(1.49)	(0.91)	0.89	3.65	—	4.54	—	41.14	(2.31)	0.91	0.89	0.89	1.28	720,086	140
12-31-14	44.65	0.64	•	3.20	3.84	0.66	1.24	—	1.90	—	46.59	8.69	0.91	0.89	0.89	1.39	889,726	157
12-31-13	36.23	0.60	•	8.32	8.92	0.50	—	—	0.50	—	44.65	24.64	0.93	0.90	0.90	1.45	271,953	37
Class S2
06-30-18	46.59	0.34	•	(0.92)	(0.58)	—	—	—	—	—	46.01	(1.24)	1.07	1.02	1.02	1.47	379,109	76
12-31-17	43.85	0.70	•	3.83	4.53	0.66	1.13	—	1.79	—	46.59	10.48	1.07	1.02	1.02	1.54	420,527	134
12-31-16	40.60	0.56	•	5.28	5.84	0.72	1.87	—	2.59	—	43.85	14.84	1.10	1.02	1.02	1.36	446,998	134
12-31-15	46.03	0.51	•	(1.46)	(0.95)	0.83	3.65	—	4.48	—	40.60	(2.44)	1.16	1.02	1.02	1.15	443,119	140
12-31-14	44.13	0.43	•	3.29	3.72	0.58	1.24	—	1.82	—	46.03	8.54	1.16	1.02	1.02	0.95	522,608	157
12-31-13	35.87	0.54	•	8.24	8.78	0.52	—	—	0.52	—	44.13	24.47	1.18	1.05	1.05	1.31	4,078	37
VY® JPMorgan Mid Cap Value Portfolio
Class ADV
06-30-18	19.78	0.04	•	(0.13)	(0.09)	—	—	—	—	—	19.69	(0.46)	1.38	1.38	1.38	0.40	93,615	6
12-31-17	19.31	0.07		2.41	2.48	0.07	1.94	—	2.01	—	19.78	13.41	1.37	1.37	1.37	0.37	99,801	10
12-31-16	18.66	0.08		2.50	2.58	0.08	1.85	—	1.93	—	19.31	14.42	1.37	1.37	1.37	0.42	98,003	19
12-31-15	22.47	0.06		(0.63)	(0.57)	0.08	3.16	—	3.24	—	18.66	(3.27)	1.36	1.36	1.36	0.31	90,818	14
12-31-14	20.96	0.11		2.84	2.95	0.14	1.30	—	1.44	—	22.47	14.66	1.36	1.36	1.36	0.54	91,446	22
12-31-13	16.57	0.06		5.07	5.13	0.08	0.66	—	0.74	—	20.96	31.26	1.36	1.36	1.36	0.39	78,395	25
Class I
06-30-18	20.30	0.09	•	(0.14)	(0.05)	—	—	—	—	—	20.25	(0.25)	0.88	0.88	0.88	0.89	187,181	6
12-31-17	19.75	0.18	•	2.48	2.66	0.17	1.94	—	2.11	—	20.30	14.04	0.87	0.87	0.87	0.87	210,989	10
12-31-16	19.04	0.18		2.56	2.74	0.18	1.85	—	2.03	—	19.75	14.94	0.87	0.87	0.87	0.92	215,892	19
12-31-15	22.85	0.17		(0.64)	(0.47)	0.18	3.16	—	3.34	—	19.04	(2.77)	0.86	0.86	0.86	0.80	227,935	14
12-31-14	21.27	0.23		2.89	3.12	0.24	1.30	—	1.54	—	22.85	15.27	0.86	0.86	0.86	1.02	272,496	22
12-31-13	16.79	0.16		5.14	5.30	0.16	0.66	—	0.82	—	21.27	31.89	0.86	0.86	0.86	0.88	256,705	25
Class S
06-30-18	20.10	0.06	•	(0.13)	(0.07)	—	—	—	—	—	20.03	(0.35)	1.13	1.13	1.13	0.65	230,834	6
12-31-17	19.58	0.12	•	2.46	2.58	0.12	1.94	—	2.06	—	20.10	13.72	1.12	1.12	1.12	0.61	256,845	10
12-31-16	18.89	0.13		2.54	2.67	0.13	1.85	—	1.98	—	19.58	14.69	1.12	1.12	1.12	0.67	291,725	19
12-31-15	22.70	0.12		(0.65)	(0.53)	0.12	3.16	—	3.28	—	18.89	(3.04)	1.11	1.11	1.11	0.55	298,607	14
12-31-14	21.14	0.18		2.86	3.04	0.18	1.30	—	1.48	—	22.70	14.99	1.11	1.11	1.11	0.75	352,277	22
12-31-13	16.70	0.11		5.11	5.22	0.12	0.66	—	0.78	—	21.14	31.54	1.11	1.11	1.11	0.63	380,688	25
Class S2
06-30-18	19.72	0.05	•	(0.13)	(0.08)	—	—	—	—	—	19.64	(0.41)	1.28	1.28	1.28	0.49	2,636	6
12-31-17	19.25	0.09	•	2.41	2.50	0.09	1.94	—	2.03	—	19.72	13.52	1.27	1.27	1.27	0.45	3,382	10
12-31-16	18.60	0.10		2.50	2.60	0.10	1.85	—	1.95	—	19.25	14.56	1.30	1.27	1.27	0.52	3,810	19
12-31-15	22.40	0.08	•	(0.63)	(0.55)	0.09	3.16	—	3.25	—	18.60	(3.20)	1.36	1.26	1.26	0.40	3,906	14
12-31-14	20.89	0.13		2.84	2.97	0.16	1.30	—	1.46	—	22.40	14.81	1.36	1.26	1.26	0.63	5,643	22
12-31-13	16.52	0.10	•	5.03	5.13	0.10	0.66	—	0.76	—	20.89	31.37	1.36	1.26	1.26	0.50	5,066	25

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions								Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
VY® Oppenheimer Global Portfolio
Class ADV
06-30-18	21.42	0.08	•	0.26	0.34	—		—	—	—	—	21.76	1.59	1.25	1.25	1.25	0.71	123,474	10
12-31-17	15.90	0.04		5.64	5.68	0.13		0.03	—	0.16	—	21.42	35.82	1.25	1.25	1.25	0.17	120,344	9
12-31-16	17.30	0.09	•	(0.17)	(0.08)	0.12		1.20	—	1.32	—	15.90	(0.29)	1.25	1.25	1.25	0.58	90,660	6
12-31-15	18.21	0.08		0.69	0.77	0.19		1.49	—	1.68	—	17.30	3.56	1.25	1.25	1.25	0.51	110,372	12
12-31-14	18.28	0.15		0.19	0.34	0.15		0.26	—	0.41	—	18.21	1.86	1.25	1.25	1.25	0.81	101,077	12
12-31-13	14.60	0.12	•	3.73	3.85	0.17		—	—	0.17	—	18.28	26.46	1.26	1.26	1.26	0.70	102,691	11
Class I
06-30-18	22.33	0.14	•	0.27	0.41	—		—	—	—	—	22.74	1.84	0.75	0.75	0.75	1.19	1,337,754	10
12-31-17	16.56	0.15		5.87	6.02	0.22		0.03	—	0.25	—	22.33	36.49	0.75	0.75	0.75	0.68	1,384,452	9
12-31-16	17.97	0.20		(0.20)	0.00 *	0.21		1.20	—	1.41	—	16.56	0.22	0.75	0.75	0.75	1.07	1,091,478	6
12-31-15	18.84	0.20	•	0.71	0.91	0.29		1.49	—	1.78	—	17.97	4.13	0.75	0.75	0.75	1.04	1,254,238	12
12-31-14	18.89	0.25	•	0.19	0.44	0.23		0.26	—	0.49	—	18.84	2.32	0.75	0.75	0.75	1.32	1,320,671	12
12-31-13	15.06	0.21	•	3.85	4.06	0.23		—	—	0.23	—	18.89	27.12	0.76	0.76	0.76	1.22	1,481,760	11
Class S
06-30-18	21.53	0.10	•	0.27	0.37	—		—	—	—	—	21.90	1.72	1.00	1.00	1.00	0.93	227,377	10
12-31-17	15.98	0.08		5.67	5.75	0.17		0.03	—	0.20	—	21.53	36.13	1.00	1.00	1.00	0.41	238,436	9
12-31-16	17.38	0.13	•	(0.17)	(0.04)	0.16		1.20	—	1.36	—	15.98	(0.04)	1.00	1.00	1.00	0.82	174,417	6
12-31-15	18.28	0.15	•	0.68	0.83	0.24		1.49	—	1.73	—	17.38	3.84	1.00	1.00	1.00	0.77	231,621	12
12-31-14	18.34	0.20	•	0.18	0.38	0.18		0.26	—	0.44	—	18.28	2.09	1.00	1.00	1.00	1.08	215,383	12
12-31-13	14.63	0.15		3.76	3.91	0.20		—	—	0.20	—	18.34	26.85	1.01	1.01	1.01	0.96	252,672	11
Class S2
06-30-18	20.97	0.09	•	0.26	0.35	—		—	—	—	—	21.32	1.67	1.15	1.15	1.15	0.83	4,451	10
12-31-17	15.58	0.05		5.53	5.58	0.16		0.03	—	0.19	—	20.97	35.92	1.15	1.15	1.15	0.27	4,030	9
12-31-16	16.97	0.10	•	(0.17)	(0.07)	0.12		1.20	—	1.32	—	15.58	(0.20)	1.18	1.15	1.15	0.66	3,415	6
12-31-15	17.88	0.11	•	0.69	0.80	0.22		1.49	—	1.71	—	16.97	3.74	1.25	1.15	1.15	0.61	4,371	12
12-31-14	17.98	0.16	•	0.18	0.34	0.18		0.26	—	0.44	—	17.88	1.91	1.25	1.15	1.15	0.91	4,827	12
12-31-13	14.37	0.11	•	3.70	3.81	0.20		—	—	0.20	—	17.98	26.66	1.26	1.16	1.16	0.67	4,287	11
VY® Pioneer High Yield Portfolio
Class I
06-30-18	11.95	0.29	•	(0.29)	0.00 *	0.29		—	—	0.29	—	11.66	0.05	0.78	0.71	0.71	4.90	99,609	28
12-31-17	11.69	0.57	•	0.28	0.85	0.59		—	—	0.59	—	11.95	7.36	0.78	0.71	0.71	4.78	98,202	44
12-31-16	10.77	0.56		0.94	1.50	0.58		—	—	0.58	—	11.69	14.29	0.78	0.71	0.71	5.01	99,573	51
12-31-15	11.87	0.59	•	(1.10)	(0.51)	0.59		—	—	0.59	—	10.77	(4.55)	0.76	0.71	0.71	4.98	91,560	28
12-31-14	12.41	0.58		(0.53)	0.05	0.59		—	—	0.59	—	11.87	0.27	0.76	0.71	0.71	4.73	117,617	35
12-31-13	11.60	0.60	•	0.80	1.40	0.59		—	—	0.59	—	12.41	12.33	0.73	0.71	0.71	4.93	119,042	51
Class S
06-30-18	11.94	0.27	•	(0.28)	(0.01)	0.28		—	—	0.28	—	11.65	(0.08)	1.03	0.96	0.96	4.63	2,719	28
12-31-17	11.67	0.54	•	0.29	0.83	0.56		—	—	0.56	—	11.94	7.19	1.03	0.96	0.96	4.53	3,510	44
12-31-16	10.76	0.52		0.94	1.46	0.55		—	—	0.55	—	11.67	13.91	1.03	0.96	0.96	4.76	4,263	51
12-31-15	11.86	0.56	•	(1.10)	(0.54)	0.56		—	—	0.56	—	10.76	(4.79)	1.01	0.96	0.96	4.73	3,776	28
12-31-14	12.39	0.56	•	(0.53)	0.03	0.56		—	—	0.56	—	11.86	0.10	1.01	0.96	0.96	4.50	4,412	35
12-31-13	11.58	0.57	•	0.80	1.37	0.56		—	—	0.56	—	12.39	12.07	0.98	0.96	0.96	4.67	3,406	51
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Class ADV
06-30-18	10.50	(0.02	)•	0.60	0.58	—		—	—	—	—	11.08	5.52	1.27	1.27	1.27	(0.29)	67,464	11
12-31-17	9.19	(0.03)		2.17	2.14	0.03		0.80	—	0.83	—	10.50	24.12	1.27	1.27	1.27	(0.32)	62,022	28
12-31-16	9.83	(0.01	)•	0.68	0.67	0.00	*	1.31	—	1.31	—	9.19	6.93	1.27	1.27	1.27	(0.15)	49,418	26
12-31-15	11.43	(0.04)		0.31	0.27	—		1.87	—	1.87	—	9.83	1.51	1.27	1.27	1.27	(0.34)	27,217	26
12-31-14	11.08	(0.03)		1.21	1.18	0.00	*	0.83	—	0.83	—	11.43	11.29	1.28	1.27	1.27	(0.28)	29,356	27
12-31-13	8.35	(0.03)		2.90	2.87	0.02		0.12	—	0.14	—	11.08	34.46	1.27	1.25	1.25	(0.32)	27,222	20
See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

			Income (loss) from investment operations				Less distributions								Ratios to average net assets				Supplemental data
		Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended		($)	($)		($)	($)	($)		($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (continued)
Class I
06-30-18		11.56	0.01		0.66	0.67	—		—	—	—	—	12.23	5.80	0.77	0.77	0.77	0.21	885,038	11
12-31-17		10.03	0.02		2.38	2.40	0.07		0.80	—	0.87	—	11.56	24.81	0.77	0.77	0.77	0.18	879,678	28
12-31-16		10.60	0.04		0.73	0.77	0.03		1.31	—	1.34	—	10.03	7.41	0.77	0.77	0.77	0.34	737,054	26
12-31-15		12.13	0.02		0.32	0.34	—		1.87	—	1.87	—	10.60	2.02	0.77	0.77	0.77	0.17	766,591	26
12-31-14		11.68	0.03		1.28	1.31	0.03		0.83	—	0.86	—	12.13	11.82	0.78	0.77	0.77	0.22	796,856	27
12-31-13		8.76	0.02		3.05	3.07	0.03		0.12	—	0.15	—	11.68	35.18	0.77	0.75	0.75	0.17	804,053	20
Class R6
06-30-18		11.56	0.01	•	0.67	0.68	—		—	—	—	—	12.24	5.88	0.77	0.77	0.77	0.22	13,467	11
12-31-17		10.03	0.02	•	2.38	2.40	0.07		0.80	—	0.87	—	11.56	24.81	0.77	0.77	0.77	0.18	9,313	28
05-03-16	(5)-12-31-16	10.58	0.03	•	0.76	0.79	0.03		1.31	—	1.34	—	10.03	7.62	0.77	0.77	0.77	0.53	1,084	26
Class S
06-30-18		11.15	(0.00	)*	0.63	0.63	—		—	—	—	—	11.78	5.65	1.02	1.02	1.02	(0.05)	52,349	11
12-31-17		9.71	(0.01	)•	2.30	2.29	0.05		0.80	—	0.85	—	11.15	24.46	1.02	1.02	1.02	(0.07)	55,222	28
12-31-16		10.30	0.01	•	0.72	0.73	0.01		1.31	—	1.32	—	9.71	7.19	1.02	1.02	1.02	0.12	56,578	26
12-31-15		11.87	(0.01)		0.31	0.30	—		1.87	—	1.87	—	10.30	1.72	1.02	1.02	1.02	(0.08)	30,614	26
12-31-14		11.44	(0.00	)*	1.26	1.26	0.00	*	0.83	—	0.83	—	11.87	11.65	1.03	1.02	1.02	(0.02)	30,412	27
12-31-13		8.60	(0.00	)*	2.98	2.98	0.02		0.12	—	0.14	—	11.44	34.74	1.02	1.00	1.00	(0.06)	29,284	20
Class S2
06-30-18		10.54	(0.01)		0.60	0.59	—		—	—	—	—	11.13	5.60	1.17	1.17	1.17	(0.19)	4,371	11
12-31-17		9.22	(0.02)		2.18	2.16	0.04		0.80	—	0.84	—	10.54	24.28	1.17	1.17	1.17	(0.21)	4,103	28
12-31-16		9.85	(0.01)		0.69	0.68	—		1.31	—	1.31	—	9.22	6.99	1.20	1.17	1.17	(0.06)	4,451	26
12-31-15		11.44	(0.02)		0.30	0.28	—		1.87	—	1.87	—	9.85	1.60	1.27	1.17	1.17	(0.23)	4,095	26
12-31-14		11.08	(0.01)		1.20	1.19	0.00	*	0.83	—	0.83	—	11.44	11.39	1.28	1.17	1.17	(0.13)	3,893	27
12-31-13		8.34	(0.02)		2.90	2.88	0.02		0.12	—	0.14	—	11.08	34.62	1.27	1.15	1.15	(0.23)	1,013	20
VY® T. Rowe Price Growth Equity Portfolio
Class ADV
06-30-18		86.22	(0.14	)•	8.42	8.28	—		—	—	—	—	94.50	9.60	1.23	1.20	1.20	(0.31)	268,302	28
12-31-17		72.53	(0.23)		23.41	23.18	—		9.49	—	9.49	—	86.22	32.91	1.24	1.23	1.23	(0.29)	248,624	51
12-31-16		81.69	(0.25)		0.93	0.68	—		9.84	—	9.84	—	72.53	1.01	1.24	1.23	1.23	(0.34)	192,546	40
12-31-15		86.54	(0.46	)•	9.58	9.12	—		13.97	—	13.97	—	81.69	10.25	1.24	1.23	1.23	(0.54)	202,307	42
12-31-14		86.20	(0.42)		7.08	6.66	—		6.32	—	6.32	—	86.54	8.16	1.24	1.23	1.23	(0.50)	171,971	35
12-31-13		62.23	(0.38	)•	24.36	23.98	0.01		—	—	0.01	—	86.20	38.54	1.24	1.23	1.23	(0.53)	164,865	41
Class I
06-30-18		93.19	0.09	•	9.11	9.20	—		—	—	—	—	102.39	9.87	0.73	0.70	0.70	0.19	1,246,376	28
12-31-17		77.44	0.19		25.10	25.29	0.05		9.49	—	9.54	—	93.19	33.58	0.74	0.73	0.73	0.21	1,101,965	51
12-31-16		86.14	0.13		1.01	1.14	—		9.84	—	9.84	—	77.44	1.51	0.74	0.73	0.73	0.16	989,826	40
12-31-15		90.15	(0.03)		9.99	9.96	—		13.97	—	13.97	—	86.14	10.81	0.74	0.73	0.73	(0.04)	1,124,421	42
12-31-14		89.11	0.00	*	7.36	7.36	—		6.32	—	6.32	—	90.15	8.69	0.74	0.73	0.73	0.00 *	1,036,976	35
12-31-13		64.01	(0.02)		25.13	25.11	0.01		—	—	0.01	—	89.11	39.24	0.74	0.73	0.73	(0.03)	1,069,544	41
Class S
06-30-18		89.69	(0.03	)•	8.77	8.74	—		—	—	—	—	98.43	9.74	0.98	0.95	0.95	(0.06)	396,489	28
12-31-17		74.96	(0.03)		24.25	24.22	—		9.49	—	9.49	—	89.69	33.25	0.99	0.98	0.98	(0.04)	379,473	51
12-31-16		83.90	(0.08)		0.98	0.90	—		9.84	—	9.84	—	74.96	1.26	0.99	0.98	0.98	(0.10)	336,810	40
12-31-15		88.33	(0.25	)•	9.79	9.54	—		13.97	—	13.97	—	83.90	10.54	0.99	0.98	0.98	(0.29)	427,186	42
12-31-14		87.65	(0.22)		7.22	7.00	—		6.32	—	6.32	—	88.33	8.42	0.99	0.98	0.98	(0.25)	360,966	35
12-31-13		63.12	(0.20	)•	24.74	24.54	0.01		—	—	0.01	—	87.65	38.89	0.99	0.98	0.98	(0.28)	367,958	41
Class S2
06-30-18		87.30	(0.10	)•	8.53	8.43	—		—	—	—	—	95.73	9.66	1.13	1.10	1.10	(0.21)	10,105	28
12-31-17		73.27	(0.16	)•	23.68	23.52	—		9.49	—	9.49	—	87.30	33.06	1.14	1.13	1.13	(0.19)	9,014	51
12-31-16		82.35	(0.17	)•	0.93	0.76	—		9.84	—	9.84	—	73.27	1.10	1.17	1.13	1.13	(0.23)	8,597	40
12-31-15		87.05	(0.38	)•	9.65	9.27	—		13.97	—	13.97	—	82.35	10.38	1.24	1.13	1.13	(0.44)	5,361	42
12-31-14		86.59	(0.33	)•	7.11	6.78	—		6.32	—	6.32	—	87.05	8.26	1.24	1.13	1.13	(0.38)	4,616	35
12-31-13		62.45	(0.31	)•	24.46	24.15	0.01		—	—	0.01	—	86.59	38.68	1.24	1.13	1.13	(0.43)	2,482	41

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions								Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)		Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(%)	($000's)	(%)
VY® Templeton Foreign Equity Portfolio
Class ADV
06-30-18	13.06	0.14	•	(0.64)	(0.50)	—	—	—	—	—	12.56	(3.83)		1.46	1.40	1.40	2.21	35,025	7
12-31-17	10.90	0.19		2.16	2.35	0.19	—	—	0.19	—	13.06	21.66	(a)	1.46	1.40	1.40	1.50	37,898	14
12-31-16	11.08	0.20	•	(0.07)	0.13	0.31	—	—	0.31	—	10.90	1.33		1.46	1.41	1.41	1.84	31,937	15
12-31-15	11.91	0.21	•	(0.63)	(0.42)	0.41	—	—	0.41	—	11.08	(3.83	)(b)	1.45	1.43	1.43	1.76	35,751	10
12-31-14	13.07	0.36	•	(1.26)	(0.90)	0.26	—	—	0.26	—	11.91	(7.01)		1.44	1.42	1.42	2.81	40,973	10
12-31-13	11.05	0.20	•	1.96	2.16	0.14	—	—	0.14	—	13.07	19.68		1.44	1.42	1.42	1.64	46,583	12
Class I
06-30-18	13.21	0.18	•	(0.66)	(0.48)	—	—	—	—	—	12.73	(3.63)		0.96	0.90	0.90	2.69	164,492	7
12-31-17	11.01	0.25	•	2.20	2.45	0.25	—	—	0.25	—	13.21	22.35	(a)	0.96	0.90	0.90	2.00	183,905	14
12-31-16	11.20	0.25	•	(0.06)	0.19	0.38	—	—	0.38	—	11.01	1.85		0.96	0.91	0.91	2.33	170,231	15
12-31-15	12.04	0.28	•	(0.64)	(0.36)	0.48	—	—	0.48	—	11.20	(3.34	)(b)	0.95	0.93	0.93	2.29	186,602	10
12-31-14	13.21	0.43	•	(1.28)	(0.85)	0.32	—	—	0.32	—	12.04	(6.59)		0.94	0.92	0.92	3.27	215,838	10
12-31-13	11.15	0.29	•	1.95	2.24	0.18	—	—	0.18	—	13.21	20.28		0.94	0.92	0.92	2.47	277,773	12
Class S
06-30-18	13.12	0.16	•	(0.65)	(0.49)	—	—	—	—	—	12.63	(3.73)		1.21	1.15	1.15	2.45	365,596	7
12-31-17	10.94	0.22	•	2.18	2.40	0.22	—	—	0.22	—	13.12	22.00	(a)	1.21	1.15	1.15	1.76	404,801	14
12-31-16	11.12	0.22	•	(0.05)	0.17	0.35	—	—	0.35	—	10.94	1.63		1.21	1.16	1.16	2.09	423,390	15
12-31-15	11.95	0.25	•	(0.64)	(0.39)	0.44	—	—	0.44	—	11.12	(3.57	)(b)	1.20	1.18	1.18	2.03	497,824	10
12-31-14	13.12	0.40	•	(1.28)	(0.88)	0.29	—	—	0.29	—	11.95	(6.87)		1.19	1.17	1.17	3.10	584,346	10
12-31-13	11.08	0.23	•	1.97	2.20	0.16	—	—	0.16	—	13.12	20.05		1.19	1.17	1.17	1.91	709,362	12
Class S2
06-30-18	13.05	0.13	•	(0.63)	(0.50)	—	—	—	—	—	12.55	(3.83)		1.36	1.30	1.30	2.06	646	7
12-31-17	10.86	0.19	•	2.18	2.37	0.18	—	—	0.18	—	13.05	21.90	(a)	1.36	1.30	1.30	1.57	999	14
12-31-16	11.06	0.22		(0.08)	0.14	0.34	—	—	0.34	—	10.86	1.39		1.39	1.31	1.31	1.94	2,321	15
12-31-15	11.90	0.23	•	(0.63)	(0.40)	0.44	—	—	0.44	—	11.06	(3.72	)(b)	1.45	1.33	1.33	1.88	2,510	10
12-31-14	13.07	0.34		(1.23)	(0.89)	0.28	—	—	0.28	—	11.90	(6.99)		1.44	1.32	1.32	2.80	2,065	10
12-31-13	11.04	0.21	•	1.97	2.18	0.15	—	—	0.15	—	13.07	19.88		1.44	1.32	1.32	1.80	2,158	12

(1)  Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

(3)  Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by an Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)  Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)  Commencement of operations.

(a)  Excluding amounts from foreign withholding tax claims received in the year ended December 31, 2017, Templeton Foreign Equity's total return would have been 21.38%, 21.98%, 21.63%, and 21.53% for Classes ADV, I, S, and S2, respectively.

(b)  Excluding amounts related to a foreign currency settlement recorded in the fiscal year ended December 31, 2015, Templeton Foreign Equity's total return would have been (4.09)%, (3.60)%, (3.83)% and (3.99)% for Classes ADV, I, S and S2, respectively.

•  Calculated using average number of shares outstanding throughout the year or period.

*  Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Partners, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series, each of which has its own investment objective, policies and restrictions. The Company currently consists of thirty-eight active separate investment series. The thirteen series (each, a "Portfolio" and collectively, the "Portfolios") included in this report are: Voya Global Bond Portfolio ("Global Bond"),VY® American Century Small-Mid Cap Value Portfolio ("American Century Small-Mid Cap Value"), VY® Baron Growth Portfolio ("Baron Growth"), VY® Columbia Contrarian Core Portfolio ("Columbia Contrarian Core"), VY® Columbia Small Cap Value II Portfolio ("Columbia Small Cap Value II"), VY® Invesco Comstock Portfolio ("Invesco Comstock"), VY® Invesco Equity and Income Portfolio ("Invesco Equity and Income"), VY® JPMorgan Mid Cap Value Portfolio ("JPMorgan Mid Cap Value"), VY® Oppenheimer Global Portfolio ("Oppenheimer Global"), VY® Pioneer High Yield Portfolio ("Pioneer High Yield"), VY® T. Rowe Price Diversified Mid Cap Growth Portfolio ("T. Rowe Price Diversified Mid Cap Growth"), VY® T. Rowe Price Growth Equity Portfolio ("T. Rowe Price Growth Equity"), and VY® Templeton Foreign Equity Portfolio ("Templeton Foreign Equity"), each a diversified series of the Company. The investment objective of the Portfolios is described in the respective Portfolio's Prospectus.

The classes of shares included in this report are: Adviser ("Class ADV"), Initial ("Class I"), Class R6, Service ("Class S") and Service 2 ("Class S2"); however, each Portfolio may not offer all share classes. Shares of the Portfolios may be offered to separate accounts ("Separate Accounts") of insurance companies as investment options in connection with variable annuity contracts and variable life insurance policies ("Variable Contracts") and to certain of the Portfolios' investment advisers and their affiliates. In the future, shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Separate Account context. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Distributions are determined separately for each class based on income and expenses allocated to each class. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Voya Investments, LLC ("Voya Investments" or the "Investment Adviser"), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC ("Voya IM"), a Delaware limited liability company, serves as the sub-adviser to Global Bond. Voya Investments Distributor, LLC ("VID" or the "Distributor"), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles ("GAAP") and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange ("NYSE") opens for regular trading (each such day, a "Business Day"). The net asset value ("NAV") per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session ("Market Close"), as determined by the Consolidated Tape Association ("CTA"), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Portfolio does not transact purchase and redemption orders. To the extent a Portfolio's assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio's assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios' Board of Directors ("Board"). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter ("OTC") market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities' (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios' valuation procedures; a "Pricing Committee" comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio's NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders' investments in each Portfolio.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and significant unobservable inputs, including the sub-advisers' or Pricing Committee's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios' investments under these levels of classification is included following the Summary Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of the Portfolio's assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B.  Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities' current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolios' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

D.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. All Portfolios (except Global Bond and Pioneer High Yield) declare and pay dividends from net investment income annually. Global Bond and Pioneer High Yield declare dividends on a daily basis and pay dividends from net investment income monthly. The Portfolios distribute capital gains distributions, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of subchapter M of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios' tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F.  Use of Estimates. Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with GAAP for investment companies. Actual results could differ from these estimates.

G.  Risk Exposures and the Use of Derivative Instruments. The Portfolios' investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, market interest rates in the United States are at or near historic lows, which may increase a Portfolio's exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.

Risks of Investing in Derivatives. A Portfolio's use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty's ability or willingness to perform its obligations; any deterioration in the counterparty's creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results such as a loss or a reduction in gains.

The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union is (and other countries outside of the European Union are) implementing similar requirements, which will affect a Portfolio when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country's derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear. Central clearing is expected to reduce counterparty risk and increase liquidity, however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose a Portfolio to new kinds of costs and risks.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio's International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements"). These Master Agreements are with select counterparties and they govern transactions, including certain OTC

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2018, the maximum amount of loss that Global Bond, Invesco Comstock, and Invesco Equity and Income would incur if the counterparties to its derivative transactions failed to perform would be $2,958,619, $111,879, and $1,092,918, respectively, which represents the gross payments to be received by the Portfolios on open forward foreign currency contracts and purchased options were they to be unwound as of June 30, 2018. To reduce the amount of potential loss to Global Bond, the Portfolio has received $676,000 in cash collateral for open OTC transactions at June 30, 2018. There was no cash collateral received by any other Portfolio at June 30, 2018.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio's net assets and/or a percentage decrease in a Portfolio's NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio's Master Agreements.

As of June 30, 2018, Global Bond, Invesco Comstock and Invesco Equity and Income had a liability position of $3,957,109, $125,690 and $44,550 on open forward foreign currency contracts and OTC written options with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2018, the Portfolios could have been required to pay this amount in cash to its counterparties. As of June 30, 2018, Global Bond had pledged $380,000 in cash collateral for open OTC derivatives transactions with its respective counterparties. There was no cash collateral pledged by any other Portfolio at June 30, 2018.

H.  Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the Summary Portfolio of Investments.

During the period ended June 30, 2018, the following Portfolios had average contract amounts on forward foreign currency contracts purchased and sold as disclosed below:

	Purchased	Sold
Global Bond**	$183,853,903	$105,600,721
American Century Small-Mid Cap Value*	229,375	8,466,575
Invesco Comstock*	532,248	41,374,580
Invesco Equity and Income*	31,186,544	113,026,965
Templeton Foreign Equity*	—	141,497

*  For the period ended June 30, 2018, the Portfolios used forward foreign currency contracts primarily to protect their non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables following each respective Portfolio of Investments for open forward foreign currency contracts at June 30, 2018. There were no open forward foreign currency contracts for Templeton Foreign Equity at June 30, 2018.

**  For the period ended June 30, 2018, the Portfolio used forward foreign currency contracts primarily to protect their non-U.S. dollar-denominated holdings from adverse currency movements and to gain exposure to currencies for the purposes of risk management or enhanced return. Please refer to the tables following each respective Portfolio of Investments for open forward foreign currency contracts at June 30, 2018.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

I.  Futures Contracts. Certain Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio's assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio's Summary Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Summary Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2018, Global Bond had purchased and sold futures contracts on various notes and bonds as part of their respective duration strategy. During the period ended June 30, 2018, Pioneer High Yield had sold futures contracts on equity indices to decrease exposure to equity risk. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where each Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of each Portfolios' securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended June 30, 2018, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below. Please refer to the tables following each respective Portfolio of Investments for open futures contracts at June 30, 2018.

	Purchased	Sold
Global Bond	$57,050,355	$42,280,437
Pioneer High Yield	—	2,276,650

J.  Securities Lending. Each Portfolio may temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. Securities lending involves two primary risks: "investment risk" and "borrower default risk." When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios' other risks.

K.  Restricted Securities. The Portfolios may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended ("1933 Act") or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are not registered for sale to the public under the 1933 Act are referred to as "restricted securities." These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

L.  Delayed-Delivery and When-Issued Transactions. Certain Portfolios may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such is identified in the Portfolios' Summary Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios' custodian sufficient to cover the purchase price.

To mitigate counterparty risk, certain Portfolios have entered into Master Securities Forward Transaction Agreements ("MSFTA") with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities). At June 30, 2018, there was no cash collateral pledged to or received by any Portfolio.

M.  Mortgage Dollar Roll Transactions. Certain Portfolios may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales. For fee based dollar roll transactions, the fee is recorded as income.

N.  Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options on futures, swaps ("swaptions"), securities, commodities or foreign currencies. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as an asset and equivalent liability which is subsequently marked-to-market until it is exercised or closed, or it expires. Forward premium swaptions include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. Premiums received from writing options which expire are treated as realized gains. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the period ended June 30, 2018, Global Bond had purchased and written foreign currency options to gain exposure to currencies and to generate income. There were no open purchased or written foreign currency options at June 30, 2018.

During the period ended June 30, 2018, Global Bond had purchased and written interest rate swaptions to gain exposure to interest rates and to generate income. Please refer to the tables following the Portfolio of

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Investments for open purchased and written interest rate swaptions at June 30, 2018.

During the period ended June 30, 2018, Global Bond had purchased interest rate caps and steepeners and written interest rate floors and flatteners to gain exposure to interest rates and to generate income. There were no open purchased or written interest rate caps, steepeners, floors or flatteners at June 30, 2018.

During the period ended June 30, 2018, Global Bond had purchased and written forward premium swaptions to manage duration and yield curve exposures and to generate income. Please refer to the tables following the Portfolio of Investments for open purchased forward premium swaptions at June 30, 2018. There were no open written forward premium swaptions at June 30, 2018.

Please refer to Note 8 for the volume of both purchased and written option activity during the period ended June 30, 2018.

O.  Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange ("centrally cleared swaps").

The swap agreement will specify the "notional" amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio's Summary Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, registered commodities exchange(s), counterparties or brokers. The fair value of an OTC swap contract is recorded on each Portfolio's Statements of Assets and Liabilities. Daily changes in the value of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on the Statement of Assets and Liabilities. During the

term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received on OTC swaps by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio's Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the "CCP") and the Portfolio's counterparty on the swap agreement becomes the CCP. The Portfolios are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio's Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer's credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk- related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio's Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

For the period ended June 30, 2018, Global Bond had purchased credit protection on various credit default swap indices to hedge the credit risk associated with certain sectors of the markets. For the period ended June 30, 2018, Global Bond and Pioneer High Yield had sold credit protection on various credit default swap indices to gain additional exposure to the market or certain sectors of the markets.

During the period ended June 30, 2018, Global Bond and Pioneer High Yield had an average notional amount on credit default swaps to buy and sell protection as disclosed below. Please refer to the table following the Portfolio of Investments for open credit default swaps to sell protection for Pioneer High Yield at June 30, 2018.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

There were no open credit default swaps for Global Bond at June 30, 2018.

	Purchased	Sold
Global Bond	$8,183,475	$9,000,000
Pioneer High Yield	—	3,071,344

At June 30, 2018, Pioneer High Yield had pledged $225,468 in cash collateral for open centrally cleared credit default swaps.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the period ended June 30, 2018, Global Bond had entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate ("Long interest rate swap") in order to increase exposure to interest rate risk. Average notional amounts on long interest rate swaps was $353,041,172.

For the period ended June 30, 2018, Global Bond had entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate ("Short interest rate swap") in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps was $562,656,686.

Global Bond entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the table following the Portfolio of Investments for Global Bond for open centrally cleared interest rate swaps at June 30, 2018.

At June 30, 2018, Global Bond had pledged $1,926,000 in cash collateral for open centrally cleared interest rate swaps.

P.  Structured Products. Global Bond invests in structured products which are specially-designed derivative investments whose principal payments or interest payments are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The terms and conditions of these products may be 'structured' by the purchaser (a Portfolio) and the borrower issuing the note. The market value of these products will increase or decrease based on the performance of the underlying asset or reference. A Portfolio records the net change in the market value of the structured product on the accompanying Statements of Operations as a change in unrealized appreciation or depreciation on investments. A Portfolio records a realized gain or loss on the Statements of Operations upon the sale or maturity of the structured product. Please refer to the Portfolio of Investments for structured products held by Global Bond at June 30, 2018.

Q.  Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2018, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities, were as follows:

	Purchases	Sales
Global Bond	$31,689,946	$29,923,875
American Century Small-Mid Cap Value	124,284,842	135,164,391
Baron Growth	3,323,229	75,504,009
Columbia Contrarian Core	105,628,419	126,049,981
Columbia Small Cap Value II	48,954,734	64,334,298
Invesco Comstock	115,347,451	65,890,018
Invesco Equity and Income	218,166,239	299,708,657
JPMorgan Mid Cap Value	32,239,052	96,613,354
Oppenheimer Global	164,971,439	224,785,428
Pioneer High Yield	29,227,165	26,181,415
T. Rowe Price Diversified Mid Cap Growth	115,040,867	160,727,280
T. Rowe Price Growth Equity	530,224,810	511,594,950
Templeton Foreign Equity	38,280,555	79,267,615

U.S. government securities not included above were as follows:

	Purchases	Sales
Global Bond	$84,308,804	$82,825,284
Invesco Equity and Income	958,862,875	953,812,076

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement ("Management Agreement") with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
Global Bond	0.600% on the first $4 billion;
0.575% on the next $1 billion;
0.550% on the next $1 billion;
0.530% on assets over $6 billion
American Century Small-Mid Cap Value	1.10% on the first $250 million;
1.05% on the next $250 million;
1.00% on assets over $500 million
Baron Growth	0.950% on the first $1 billion;
0.925% on the next $1 billion;
0.900% on assets over $2 billion
Columbia Contrarian Core	0.90% on the first $500 million;
0.85% on the next $500 million;
0.80% on assets over $1 billion
Columbia Small Cap Value II	0.85%
Invesco Comstock	0.70%
Invesco Equity and Income(1)	0.65% on the first $750 million;
0.63% on the next $250 million;
0.61% on assets over $1 billion
JPMorgan Mid Cap Value	0.85% on the first $500 million;
0.75% on the next $500 million;
0.70% on assets over $1 billion
Oppenheimer Global	0.70% on the first $3 billion;
0.68% on the next $1 billion;
0.67% on the next $4 billion;
0.66% on assets over $8 billion
Pioneer High Yield	0.70% on the first $2 billion;
0.60% on the next $1 billion;
0.50% on the next $1 billion;
0.40% on assets over $4 billion
T. Rowe Price Diversified Mid Cap Growth	0.74%
T. Rowe Price Growth Equity	0.70%
Templeton Foreign Equity	0.90% on the first $500 million;
0.85% on assets over $500 million

(1)  The Investment Adviser has contractually agreed to waive 0.01% of the management fee for Invesco Equity and Income. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has contractually agreed to waive a portion of the management fee for Global Bond, American Century Small-Mid Cap Value, Columbia Contrarian Core, Columbia Small Cap Value II, Invesco Comstock, T. Rowe Price Growth Equity and Templeton Foreign Equity in connection with sub-advisory fee reductions for these Portfolios. The waiver is calculated as follows: Waiver = 50% x (former sub-advisory fee rate minus new sub-advisory fee rate) x average daily net assets as of the calculation date.

In addition, the Investment Adviser has agreed to further waive a portion of the advisory fee for T. Rowe Price Growth Equity. The waiver for T. Rowe Price Growth Equity is based on the total savings in excess of $500,000 as a result of the aggregated sub-advisory fee schedule of T. Rowe Price Growth Equity and VY® T. Rowe Price Equity Income Portfolio, which is not included in this report. The aggregated amount of savings is allocated to the two Portfolios pro rata based on each Portfolio's contribution to the amount saved.

For the period ended June 30, 2018, the Investment Adviser waived $2,848, $303,318, $42,457, $26,917, $46,503, $252,896 and $56,211 for Global Bond, American Century Small-Mid Cap Value, Columbia Contrarian Core, Columbia Small Cap Value II, Invesco Comstock, T. Rowe Price Growth Equity and Templeton Foreign Equity, respectively. Termination or modification of these obligations requires approval by the board.

The sub-advisory fee for JPMorgan Mid Cap Value was reduced on June 1, 2017. In conjunction with the sub-advisory fee reduction, the Investment Adviser has contractually agreed to waive a portion of the management fee by the same amount. For the period ended June 30, 2018, the Investment Adviser waived $1,961 in management fees for the Portfolio. Termination or modification of these obligations requires approval by the Board.

Templeton Foreign Equity may invest its assets in Templeton Institutional Funds-Foreign Smaller Companies Series ("Foreign Smaller Companies Series"). Templeton Foreign Equity's purchase of shares of Foreign Smaller Companies Series will result in Templeton Foreign Equity paying a proportionate share of the expenses of Foreign Smaller Companies Series. The Investment Adviser will waive its management fee in an amount equal to the advisory fee received by the adviser of the Foreign Smaller Companies Series resulting from the Templeton Foreign Equity's investment into the Foreign Smaller Companies Series. There were no such waivers for the period ended June 30, 2018.

The Investment Adviser has entered into a sub-advisory agreement with each respective sub-adviser. These sub-advisers provide investment advice for certain Portfolios and are paid by the Investment Adviser based on the average daily net assets of the respective Portfolios. Subject to such policies as the Board or the Investment Adviser may determine, the sub-advisers manage each respective Portfolio's assets in accordance with the Portfolio's investment objectives, policies, and limitations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

The sub-advisers of the Portfolios are as follows (*denotes an affiliated sub-adviser):

Portfolio	Sub-Adviser
Global Bond	Voya Investment Management Co. LLC*
American Century Small-Mid Cap Value	American Century Investment Management, Inc.
Baron Growth	BAMCO, Inc.
Columbia Contrarian Core & Columbia Small Cap Value II	Columbia Management Investment Advisers, LLC
Invesco Comstock & Invesco Equity and Income	Invesco Advisers, Inc.
JPMorgan Mid Cap Value	J.P. Morgan Investment Management Inc.
Oppenheimer Global	OppenheimerFunds, Inc.
Pioneer High Yield	Amundi Pioneer Asset Management, Inc.
T. Rowe Price Diversified Mid Cap Growth & T. Rowe Price Growth Equity	T. Rowe Price Associates, Inc.
Templeton Foreign Equity	Templeton Investment Counsel, LLC

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class ADV and Class S2 shares of each respective Portfolio have a plan of distribution (the "Plan"), whereby the Distributor is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each Portfolio's shares. The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance. Under the Plan, a Portfolio makes payments at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Class ADV shares and a Portfolio makes payments at an annual rate of 0.15% of the Portfolio's average daily net assets attributable to its Class S2 shares. The Distributor has contractually agreed to waive 0.02% of the distribution fee for Class S2 shares of Invesco Equity and Income. Termination or modification of this obligation requires approval by the Board.

Class ADV, Class S and Class S2 shares are further subject to a shareholder servicing fee payable to shareholder organizations pursuant to the shareholder servicing plan adopted for Class ADV, Class S and Class S2 shares which shall not exceed an annual rate of 0.25% of the average daily net assets of each class, respectively.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2018, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:

Subsidiary/Affiliated Investment Company	Portfolio	Percentage
ReliaStar Life Insurance Company	Oppenheimer Global	5.85%
	Pioneer High Yield	23.85
	T. Rowe Price Diversified Mid Cap Growth	12.14
Security Life of Denver Insurance Company	Global Bond	7.41
	Columbia Small Cap Value II	5.58
	Pioneer High Yield	20.87
	T. Rowe Price Diversified Mid Cap Growth	5.21
Voya Institutional Trust Company	Global Bond	21.81
	American Century Small-Mid Cap Value	41.37
	Baron Growth	16.24
	Columbia Contrarian Core	8.70
	Columbia Small Cap Value II	16.15
	Invesco Comstock	6.52
	JPMorgan Mid Cap Value	26.44
	Oppenheimer Global	12.47
	T. Rowe Price Diversified Mid Cap Growth	12.24
	T. Rowe Price Growth Equity	20.75
	Templeton Foreign Equity	5.92
	Templeton Foreign Equity	5.62
Voya Insurance and Annuity Company	Baron Growth	39.03
	Columbia Contrarian Core	79.49
	Columbia Small Cap Value II	42.21
	Invesco Comstock	33.34
	Invesco Equity and Income	57.70
	JPMorgan Mid Cap Value	22.31
	Oppenheimer Global	10.35
	T. Rowe Price Growth Equity	15.79
	Templeton Foreign Equity	61.24
	Templeton Foreign Equity	61.03
Voya Retirement Insurance and Annuity Company	Global Bond	64.11
	American Century Small-Mid Cap Value	56.05
	Baron Growth	39.58
	Columbia Contrarian Core	8.95
	Columbia Small Cap Value II	31.50
	Invesco Comstock	17.16
	Invesco Equity and Income	35.25
	JPMorgan Mid Cap Value	44.72
	Oppenheimer Global	69.35
	Pioneer High Yield	52.85
	T. Rowe Price Diversified Mid Cap Growth	69.16
	T. Rowe Price Growth Equity	51.36
	Templeton Foreign Equity	26.95
	Templeton Foreign Equity	26.28
Voya Solution 2035 Portfolio	Invesco Comstock	10.31
Voya Solution 2045 Portfolio	Invesco Comstock	8.86
Voya Solution Moderately Aggressive Portfolio	Invesco Comstock	8.94

Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

The Investment Adviser may direct the Portfolios' sub-advisers to use their best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio's equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.

The Portfolios have adopted a deferred compensation plan (the "DC Plan"), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors' fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the "Notional Funds"). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors' deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of "Other assets" on the accompanying Statements of Assets and Liabilities. Deferral of directors' fees under the DC Plan will not affect net assets of the Portfolio, and will not materially affect the Portfolios' assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolio(s) may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers) and/or have a common sub-adviser. These interfund transactions are made pursuant to Rule 17a-7 of the Investment Company Act of 1940. For the period ended June 30, 2018, Pioneer High Yield engaged in such purchase and sales transactions totaling $1,984,989 and $0, respectively.

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement ("Expense Limitation Agreement") with the following Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Portfolio	Class ADV	Class I	Class R6	Class S	Class S2
Global Bond(1)	1.17%	0.67%	N/A	0.92%	N/A
American Century Small-Mid Cap Value	1.52%	1.02%	N/A	1.27%	1.42%
Baron Growth	1.55%	1.05%	1.05%	1.30%	1.45%
Columbia Contrarian Core(2)	N/A	N/A	N/A	N/A	N/A
Columbia Small Cap Value II	1.65%	1.15%	1.15%	1.40%	1.55%
Invesco Comstock(3)	N/A	N/A	N/A	N/A	N/A
Invesco Equity and Income	1.15%	0.65%	N/A	0.90%	1.05%
JPMorgan Mid Cap Value	1.50%	1.00%	N/A	1.25%	1.40%
Oppenheimer Global	1.30%	0.80%	N/A	1.05%	1.20%
Pioneer High Yield	N/A	0.71%	N/A	0.96%	N/A
T. Rowe Price Diversified Mid Cap Growth	1.30%	0.80%	0.80%	1.05%	1.20%
T. Rowe Price Growth Equity	1.25%	0.75%	N/A	1.00%	1.15%
Templeton Foreign Equity(4)	1.48%	0.98%	N/A	1.23%	1.38%

(1)  Prior to May 1, 2018, the expense limits were 1.10%, 0.60%, and 0.85% for Class ADV, Class I and Class S, respectively.

(2)  Pursuant to a side letter agreement, through May 1, 2019, the Investment Adviser has agreed to waive all or a portion of the management fee and/or reimburse expenses so that the expense limits are 1.25%, 0.75% and 1.00% for Class ADV, Class I and Class S, respectively. Prior to May 1, 2018, the side letter agreement expenses limits were 1.24%, 0.74% and 0.99% for Class ADV, Class I and Class S, respectively. Termination or modification of this obligation requires approval by the Board. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

(3)  Pursuant to a side letter agreement, through May 1, 2019, the Investment Adviser has agreed to waive all or a portion of the management fee and/or reimburse expenses so that the expense limits are 1.31%, 0.81% and 1.06% for Class ADV, Class I, and Class S, respectively. Termination or modification of this obligation requires approval by the Board. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

(4)  Pursuant to a side letter agreement, through May 1, 2019, the Investment Adviser has agreed to waive all or a portion of the management fee and/or reimburse expenses so that the expense limits are 1.42%, 0.92%, 1.17% and 1.32% for Class ADV, Class I, Class S, and Class S2, respectively. Termination or modification of this obligation requires approval by the Board. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

Unless otherwise specified above, the Investment Adviser may, at a later date, recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio's expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS (continued)

Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

At June 30, 2018, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

	June 30,
Portfolio	2019	2020	2021	Total
Global Bond	$131,443	$148,057	$123,290	$402,790
American Century Small-Mid Cap Value	427,442	418,033	445,756	1,291,231
Invesco Equity and Income	267,764	326,111	322,966	916,841
Pioneer High Yield	57,122	69,879	71,720	198,721

The Expense Limitation Agreement is contractual through May 1, 2019 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — PURCHASED AND WRITTEN OPTIONS

Transactions in purchased foreign currency options for Global Bond during the period ended June 30, 2018 were as follows:

	USD Notional	Cost
Balance at 12/31/2017	—	$—
Options Purchased	45,000,000	187,200
Options Terminated in Closing Sell Transactions	(45,000,000)	(187,200)
Balance at 6/30/2018	—	$—

Transactions in purchased interest rate swaptions for Global Bond during the period ended June 30, 2018 were as follows:

	USD Notional	USD Notional
Balance at 12/31/2017	267,700,000	$2,633,137
Options Purchased	5,566,250,000	15,681,902
Options Terminated in Closing Sell Transactions	(5,424,000,000)	(17,435,989)
Options Expired	(144,500,000)	(316,602)
Balance at 6/30/2018	265,450,000	$562,448

Transactions in purchased forward premium swaptions for Global Bond during the period ended June 30, 2018 were as follows:

	USD Notional	Cost Payable
Balance at 12/31/2017	—	$—
Options Purchased	360,720,000	—
Options Terminated in Closing Sell Transactions	(299,700,000)	—
Balance at 6/30/2018	61,020,000	$—

Transactions in purchased interest rate caps for Global Bond during the period ended June 30, 2018 were as follows:

	USD Notional	Cost
Balance at 12/31/2017	236,800,000	$33,152
Options Purchased	473,700,000	142,110
Options Terminated in Closing Sell Transactions	(710,500,000)	(175,262)
Balance at 6/30/2018	—	$—

Transactions in purchased option steepeners for Global Bond during the period ended June 30, 2018 were as follows:

	USD Notional	Cost
Balance at 12/31/2017	23,680	$2,368
Options Expired	(23,680)	(2,368)
Balance at 6/30/2018	—	$—

Transactions in written foreign currency options for Global Bond during the period ended June 30, 2018 were as follows:

	USD Notional	Cost
Balance at 12/31/2017	—	$—
Options Written	45,000,000	177,525
Options Terminated in Closing Sell Transactions	(45,000,000)	(177,525)
Balance at 6/30/2018	—	$—

Transactions in written interest rate swaptions for Global Bond during the period ended June 30, 2018 were as follows:

	GBP Notional	USD Notional	Premiums Received
Balance at 12/31/2017	—	300,900,000	$2,468,039
Options Written	189,600,000	5,864,650,000	18,417,151
Options Terminated in Closing Purchase Transactions	(189,600,000)	(5,852,700,000)	(19,690,946)
Options Expired	—	(47,400,000)	(72,664)
Balance at 6/30/2018	—	265,450,000	$1,121,580

Transactions in written forward premium swaptions for Global Bond during the period ended June 30, 2018 were as follows:

	USD Notional	Premiums Payable
Balance at 12/31/2017	—	$—
Options Purchased	135,900,000	—
Options Terminated in Closing Sell Transactions	(135,900,000)	—
Balance at 6/30/2018	—	$—

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 8 — PURCHASED AND WRITTEN OPTIONS (continued)

Transactions in written interest rate floors for Global Bond for the period ended June 30, 2018 were as follows:

	EUR Notional	Premiums Received
Balance at 12/31/2017	236,800,000	$35,520
Options Written	473,700,000	142,110
Options Terminated in Closing Purchase Transactions	(710,500,000)	(177,630)
Balance at 6/30/2018	—	$—

Transactions in written interest rate flatteners for Global Bond for the period ended June 30, 2018 were as follows:

	USD Notional	Premiums Received
Balance at 12/31/2017	23,680	$—
Options Expired	(23,680)	—
Balance at 6/30/2018	—	$—

NOTE 9 — LINE OF CREDIT

Effective May 18, 2018, each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the "Credit Agreement") with The Bank of New York Mellon ("BNY") for an aggregate amount of $400,000,000 through May 17, 2019. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 18, 2018, the predecessor line of credit was for an aggregate amount of $400,000,000 and paid a commitment fee equal to 0.15% through May 18, 2018.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The below Portfolios utilized the line of credit during the six months ended June 30, 2018 as follows:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Global Bond	16	$7,268,406	2.69%
Baron Growth	49	2,860,041	2.44
T. Rowe Price Diversified Mid Cap Growth(1)	16	886,188	2.59
T. Rowe Price Growth Equity	7	3,809,571	2.44

(1)  At June 30, 2018, T. Rowe Price Diversified Mid Cap Growth had an outstanding balance of $1,513,000.

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Global Bond
Class ADV
6/30/2018	72,308	—	26,853	(156,591)	(57,430)	789,229	—	293,144	(1,710,305)	(627,932)
12/31/2017	128,282	—	47,648	(277,672)	(101,742)	1,365,036	—	511,317	(2,961,339)	(1,084,986)
Class I
6/30/2018	613,475	—	208,706	(956,065)	(133,884)	6,842,896	—	2,318,408	(10,617,651)	(1,456,347)
12/31/2017	680,805	—	382,622	(2,220,463)	(1,157,036)	7,442,323	—	4,176,794	(24,015,554)	(12,396,437)
Class S
6/30/2018	258,946	—	49,172	(388,293)	(80,175)	2,893,370	—	545,473	(4,296,072)	(857,229)
12/31/2017	485,526	—	87,843	(720,342)	(146,973)	5,274,739	—	957,957	(7,792,658)	(1,559,962)
American Century Small-Mid Cap Value
Class ADV
6/30/2018	207,986	—	—	(572,226)	(364,240)	2,631,988	—	—	(7,272,162)	(4,640,174)
12/31/2017	1,273,611	—	459,511	(1,104,163)	628,959	15,480,756	—	5,440,612	(13,511,146)	7,410,222
Class I
6/30/2018	817,600	—	—	(1,169,611)	(352,011)	11,054,023	—	—	(15,966,418)	(4,912,395)
12/31/2017	2,316,647	—	616,094	(4,007,876)	(1,075,135)	29,878,367	—	7,725,817	(51,684,822)	(14,080,638)
Class S
6/30/2018	277,727	—	—	(724,403)	(446,676)	3,697,147	—	—	(9,670,263)	(5,973,116)
12/31/2017	1,140,010	—	408,038	(1,402,449)	145,599	14,536,039	—	5,051,508	(17,912,614)	1,674,933
Class S2
6/30/2018	57,501	—	—	(103,145)	(45,644)	719,792	—	—	(1,305,670)	(585,878)
12/31/2017	88,532	—	17,963	(147,039)	(40,544)	1,084,585	—	212,143	(1,806,712)	(509,984)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Baron Growth
Class ADV
6/30/2018	72,648	—	—	(233,012)	(160,364)	2,196,133	—	—	(6,778,658)	(4,582,525)
12/31/2017	141,794	—	399,679	(496,797)	44,676	3,876,341	—	10,303,718	(13,551,988)	628,071
Class I
6/30/2018	483,974	—	—	(1,010,003)	(526,029)	16,487,089	—	—	(32,767,959)	(16,280,870)
12/31/2017	408,359	—	642,944	(1,894,705)	(843,402)	12,294,387	—	18,143,871	(56,356,725)	(25,918,467)
Class R6
6/30/2018	78,363	—	—	(23,711)	54,652	2,526,884	—	—	(761,025)	1,765,859
12/31/2017	361,465	—	8,442	(28,559)	341,348	11,011,062	—	238,305	(846,236)	10,403,131
Class S
6/30/2018	248,214	—	—	(1,665,035)	(1,416,821)	7,723,594	—	—	(50,542,501)	(42,818,907)
12/31/2017	1,113,946	—	2,267,091	(4,336,445)	(955,408)	32,227,401	—	61,370,163	(123,509,735)	(29,912,171)
Class S2
6/30/2018	4,392	—	—	(4,644)	(252)	132,867	—	—	(136,107)	(3,240)
12/31/2017	13,674	—	9,024	(62,094)	(39,396)	371,211	—	234,357	(1,776,996)	(1,171,428)
Columbia Contrarian Core
Class ADV
6/30/2018	22,232	—	—	(151,442)	(129,210)	526,462	—	—	(3,533,722)	(3,007,260)
12/31/2017	99,184	—	86,050	(154,736)	30,498	2,213,239	—	1,883,632	(3,445,221)	651,650
Class I
6/30/2018	19,735	—	—	(41,855)	(22,120)	487,320	—	—	(1,041,034)	(553,714)
12/31/2017	29,491	—	29,602	(139,937)	(80,844)	689,950	—	679,364	(3,217,272)	(1,847,958)
Class S
6/30/2018	54,257	—	—	(985,543)	(931,286)	1,314,956	—	—	(23,878,917)	(22,563,961)
12/31/2017	122,711	—	857,148	(2,813,079)	(1,833,220)	2,803,471	—	19,294,405	(64,190,432)	(42,092,556)
Columbia Small Cap Value II
Class ADV
6/30/2018	105,395	—	—	(196,951)	(91,556)	2,077,101	—	—	(3,890,485)	(1,813,384)
12/31/2017	380,508	—	86,086	(537,902)	(71,308)	7,090,123	—	1,540,950	(10,025,990)	(1,394,917)
Class I
6/30/2018	380,239	—	—	(327,603)	52,636	7,909,955	—	—	(6,666,072)	1,243,883
12/31/2017	598,665	—	111,151	(1,141,377)	(431,561)	11,537,760	—	2,049,620	(21,880,016)	(8,292,636)
Class R6
6/30/2018	104,109	—	—	(32,151)	71,958	2,129,303	—	—	(648,880)	1,480,423
12/31/2017	213,365	—	6,336	(23,579)	196,122	4,128,456	—	116,893	(458,426)	3,786,923
Class S
6/30/2018	98,757	—	—	(589,517)	(490,760)	2,008,385	—	—	(11,936,646)	(9,928,261)
12/31/2017	262,690	—	304,578	(2,039,675)	(1,472,407)	5,083,662	—	5,595,104	(39,135,759)	(28,456,993)
Class S2
6/30/2018	26,203	—	—	(24,677)	1,526	523,032	—	—	(482,032)	41,000
12/31/2017	35,765	—	12,693	(189,825)	(141,367)	665,308	—	226,580	(3,564,611)	(2,672,723)
Invesco Comstock
Class ADV
6/30/2018	19,569	—	—	(120,924)	(101,355)	400,652	—	—	(2,457,534)	(2,056,882)
12/31/2017	98,884	—	17,308	(310,862)	(194,670)	1,801,457	—	334,147	(5,699,252)	(3,563,648)
Class I
6/30/2018	4,201,353	—	—	(1,281,310)	2,920,043	85,339,130	—	—	(26,487,634)	58,851,496
12/31/2017	1,082,768	—	130,626	(3,093,588)	(1,880,194)	19,788,295	—	2,586,848	(56,589,093)	(34,213,950)
Class S
6/30/2018	739,947	—	—	(1,094,404)	(354,457)	15,341,966	—	—	(22,332,940)	(6,990,974)
12/31/2017	1,061,639	—	161,017	(4,385,990)	(3,163,334)	19,098,021	—	3,158,173	(80,487,395)	(58,231,201)
Invesco Equity and Income
Class ADV
6/30/2018	37,670	—	—	(79,911)	(42,241)	1,770,196	—	—	(3,744,942)	(1,974,746)
12/31/2017	179,881	—	44,151	(184,517)	39,515	8,148,670	—	2,018,955	(8,391,843)	1,775,782
Class I
6/30/2018	75,860	—	—	(835,938)	(760,078)	3,569,334	—	—	(39,755,725)	(36,186,391)
12/31/2017	176,109	—	582,501	(1,489,600)	(730,990)	8,118,081	—	27,122,967	(69,117,060)	(33,876,012)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Invesco Equity and Income (continued)
Class S
6/30/2018	57,982	—	—	(1,064,271)	(1,006,289)	2,746,839	—	—	(50,351,835)	(47,604,996)
12/31/2017	134,816	—	556,519	(3,190,895)	(2,499,560)	6,169,361	—	25,697,839	(146,664,061)	(114,796,861)
Class S2
6/30/2018	27,669	—	—	(813,167)	(785,498)	1,315,269	—	—	(37,911,779)	(36,596,510)
12/31/2017	295,115	—	366,805	(1,829,528)	(1,167,608)	13,316,841	—	16,696,466	(82,966,508)	(52,953,201)
JPMorgan Mid Cap Value
Class ADV
6/30/2018	105,004	—	—	(395,823)	(290,819)	2,063,439	—	—	(7,807,630)	(5,744,191)
12/31/2017	294,850	—	511,206	(836,242)	(30,186)	5,804,921	—	9,643,536	(16,464,711)	(1,016,254)
Class I
6/30/2018	425,420	—	—	(1,578,658)	(1,153,238)	8,619,695	—	—	(32,006,535)	(23,386,840)
12/31/2017	1,197,570	—	1,119,189	(2,850,311)	(533,552)	24,507,161	—	21,764,273	(57,612,445)	(11,341,011)
Class S
6/30/2018	78,223	—	—	(1,333,490)	(1,255,267)	1,554,351	—	—	(26,794,457)	(25,240,106)
12/31/2017	300,409	—	1,385,434	(3,804,102)	(2,118,259)	6,065,319	—	26,605,742	(75,880,829)	(43,209,768)
Class S2
6/30/2018	10,823	—	—	(48,048)	(37,225)	212,254	—	—	(950,915)	(738,661)
12/31/2017	38,685	—	19,880	(85,022)	(26,457)	763,114	—	374,052	(1,649,921)	(512,755)
Oppenheimer Global
Class ADV
6/30/2018	414,127	—	—	(358,179)	55,948	9,147,628	—	—	(7,866,067)	1,281,561
12/31/2017	625,755	—	45,631	(754,477)	(83,091)	12,232,396	—	891,168	(14,075,962)	(952,398)
Class I
6/30/2018	859,564	—	—	(4,034,385)	(3,174,821)	19,816,399	—	—	(92,552,157)	(72,735,758)
12/31/2017	1,917,311	—	771,338	(6,602,141)	(3,913,492)	36,700,944	—	15,673,599	(129,425,679)	(77,051,136)
Class S
6/30/2018	367,895	—	—	(1,059,605)	(691,710)	8,206,516	—	—	(23,328,030)	(15,121,514)
12/31/2017	2,199,107	—	112,713	(2,153,352)	158,468	41,756,204	—	2,210,306	(40,391,200)	3,575,310
Class S2
6/30/2018	32,494	—	—	(15,852)	16,642	701,047	—	—	(339,057)	361,990
12/31/2017	37,268	—	2,289	(66,589)	(27,032)	705,061	—	43,743	(1,343,678)	(594,874)
Pioneer High Yield
Class I
6/30/2018	669,161	—	209,067	(549,283)	328,945	7,892,414	—	2,456,931	(6,474,534)	3,874,811
12/31/2017	841,543	—	415,844	(1,560,684)	(303,297)	10,032,678	—	4,964,852	(18,587,981)	(3,590,451)
Class S
6/30/2018	42,107	—	6,500	(109,101)	(60,494)	500,635	—	76,356	(1,283,200)	(706,209)
12/31/2017	54,382	—	14,597	(140,182)	(71,203)	647,640	—	174,026	(1,660,160)	(838,494)
T. Rowe Price Diversified Mid Cap Growth
Class ADV
6/30/2018	429,760	—	—	(249,080)	180,680	4,694,404	—	—	(2,701,205)	1,993,199
12/31/2017	550,952	—	455,332	(477,636)	528,648	5,533,384	—	4,366,636	(4,738,144)	5,161,876
Class I
6/30/2018	710,897	—	—	(4,449,978)	(3,739,081)	8,489,456	—	—	(53,486,805)	(44,997,349)
12/31/2017	5,573,549	—	6,107,900	(9,041,136)	2,640,313	58,936,316	—	64,377,262	(98,883,389)	24,430,189
Class R6
6/30/2018	400,877	—	—	(105,591)	295,286	4,838,572	—	—	(1,263,749)	3,574,823
12/31/2017	706,212	—	41,213	(49,984)	697,441	7,790,739	—	434,388	(542,501)	7,682,626
Class S
6/30/2018	219,509	—	—	(729,423)	(509,914)	2,546,296	—	—	(8,437,239)	(5,890,943)
12/31/2017	595,095	—	389,886	(1,859,261)	(874,280)	6,343,254	—	3,965,144	(19,072,570)	(8,764,172)
Class S2
6/30/2018	67,598	—	—	(64,165)	3,433	742,962	—	—	(714,516)	28,446
12/31/2017	44,450	—	40,454	(178,357)	(93,453)	453,368	—	389,167	(1,771,560)	(929,025)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
T. Rowe Price Growth Equity
Class ADV
6/30/2018	126,305	—	—	(170,694)	(44,389)	11,642,312	—	—	(15,524,578)	(3,882,266)
12/31/2017	218,115	—	305,644	(294,931)	228,828	18,360,766	—	24,552,336	(23,990,510)	18,922,592
Class I
6/30/2018	1,658,264	—	—	(1,310,552)	347,712	162,812,553	—	—	(130,344,443)	32,468,110
12/31/2017	662,676	—	1,265,199	(2,884,588)	(956,713)	59,360,712	—	109,629,478	(254,338,020)	(85,347,830)
Class S
6/30/2018	271,387	—	—	(473,939)	(202,552)	26,067,435	—	—	(44,881,631)	(18,814,196)
12/31/2017	513,742	—	458,035	(1,234,032)	(262,255)	44,631,473	—	38,236,738	(102,055,398)	(19,187,187)
Class S2
6/30/2018	13,243	—	—	(10,941)	2,302	1,232,912	—	—	(1,016,036)	216,876
12/31/2017	14,303	—	13,302	(41,684)	(14,079)	1,201,044	—	1,081,420	(3,563,399)	(1,280,935)
Templeton Foreign Equity
Class ADV
6/30/2018	75,138	—	—	(188,237)	(113,099)	984,102	—	—	(2,465,755)	(1,481,653)
12/31/2017	330,072	—	44,396	(404,112)	(29,644)	4,021,746	—	555,843	(4,921,306)	(343,717)
Class I
6/30/2018	174,248	—	—	(1,179,981)	(1,005,733)	2,292,324	—	—	(15,625,033)	(13,332,709)
12/31/2017	575,493	—	283,091	(2,396,231)	(1,537,647)	7,195,681	—	3,578,275	(29,617,070)	(18,843,114)
Class S
6/30/2018	183,820	—	—	(2,097,738)	(1,913,918)	2,399,774	—	—	(27,593,224)	(25,193,450)
12/31/2017	463,022	—	595,243	(8,915,080)	(7,856,815)	5,427,287	—	7,476,254	(109,538,094)	(96,634,553)
Class S2
6/30/2018	5,399	—	—	(30,517)	(25,118)	70,419	—	—	(403,429)	(333,010)
12/31/2017	20,466	—	1,997	(159,552)	(137,089)	249,260	—	24,956	(1,933,986)	(1,659,770)

NOTE 11 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the "Agreement") with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.

The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the U.S. Treasury; U.S. government or any agency, instrumentality or authority of the U.S. government. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Securities Lending Collateral.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower's failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 11 — SECURITIES LENDING (continued)

The following is a summary of each respective Portfolio's securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2018:

Global Bond

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Prime Brokerage Intl Ltd	$16,099	$(16,099)	$—
Barclays Capital Inc.	183,318	(183,318)	—
Citadel Clearing LLC	9,697	(9,697)	—
Goldman, Sachs & Co. LLC	909,444	(909,444)	—
MUFG Securities Americas Inc.	101,272	(101,272)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	1,020,018	(1,020,018)	—
Morgan Stanley & Co. LLC	2,265,827	(2,265,827)	—
UBS Securities LLC	29,090	(29,090)	—
Total	$4,534,765	$(4,534,765)	$—

(1)  Collateral with a fair value of $4,645,894 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

American Century Small-Mid Cap Value

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$167,868	$(167,868)	$—
BNP Paribas Prime Brokerage Intl Ltd	9,268	(9,268)	—
Barclays Bank PLC	196,707	(196,707)	—
Barclays Capital Inc.	705,452	(705,452)	—
Deutsche Bank Securities Inc.	2,370,970	(2,370,970)	—
Goldman, Sachs & Co. LLC	1,298,289	(1,298,289)	—
J.P. Morgan Securities LLC	758,360	(758,360)	—
Jefferies LLC	102,982	(102,982)	—
Morgan Stanley & Co. LLC	319,148	(319,148)	—
National Bank of Canada Financial Inc.	3,480	(3,480)	—
Natixis Securities America LLC	435,856	(435,856)	—
Nomura Securities International, Inc.	6,612	(6,612)	—
RBC Dominion Securities Inc.	101,614	(101,614)	—
SG Americas Securities, LLC	50,119	(50,119)	—
Scotia Capital (USA) Inc.	62,814	(62,814)	—
UBS Securities LLC	169,695	(169,695)	—
Wells Fargo Securities LLC	3,719	(3,719)	—
Goldman, Sachs & Co. LLC	1,691,715	(1,691,715)	—
Morgan Stanley & Co. LLC	2,031,627	(2,031,627)	—
Scotia Capital (USA) Inc.	1,174,454	(1,174,454)
TD Prime Services LLC	101,745	(101,745)	—
Total	$11,762,494	$(11,762,494)	$—

(1)  Collateral with a fair value of $12,026,526 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Invesco Comstock

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
HSBC Bank PLC	$4,776,716	$(4,776,716)	$—
Total	$4,776,716	$(4,776,716)	$—

(1)  Collateral with a fair value of $4,908,323 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Invesco Equity and Income

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Securities Corp.	$163,964	$(163,964)	$—
Barclays Capital Inc.	3,374,472	(3,374,472)	—
CIBC World Markets Inc.	9,188	(9,188)	—
Citadel Clearing LLC	2,384,173	(2,384,173)	—
Deutsche Bank Securities Inc.	98,562	(98,562)	—
Jefferies LLC	6,291	(6,291)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	1,818,875	(1,818,875)	—
Morgan Stanley & Co. LLC	15,243,897	(15,243,897)	—
Scotia Capital (USA) Inc.	337,607	(337,607)	—
UBS Securities LLC	31,056	(31,056)	—
Wells Fargo Securities LLC	2,344,675	(2,344,675)	—
Total	$25,812,760	$(25,812,760)	$—

(1)  Collateral with a fair value of $26,445,939 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

JPMorgan Mid Cap Value

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citadel Clearing LLC	$572,525	$(572,525)	$—
Goldman, Sachs & Co. LLC	2,427,840	(2,427,840)	—
Janney Montgomery Scott LLC	62,310	(62,310)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	216,050	(216,050)	—
National Bank of Canada Financial Inc.	5,011,598	(5,011,598)	—
National Financial Services LLC	117,824	(117,824)	—
Wells Fargo Securities LLC	192,226	(192,226)	—
Total	$8,600,373	$(8,600,373)	$—

(1)  Collateral with a fair value of $8,792,589 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Oppenheimer Global

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
CIBC World Markets Inc.	$499,688	$(499,688)	$—
Citigroup Global Markets Limited	1,388,482	(1,388,482)	—
Citigroup Global Markets Inc.	576,745	(576,745)	—
Credit Suisse Securities (USA) LLC	817,292	(817,292)	—
J.P. Morgan Securities LLC	5,315,435	(5,315,435)	—
Jefferies LLC	210,392	(210,392)	—

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 11 — SECURITIES LENDING (continued)

Oppenheimer Global (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Merrill Lynch, Pierce, Fenner & Smith Inc.	$219,203	$(219,203)	$—
Mizuho Securities USA LLC	58,560	(58,560)	—
Morgan Stanley & Co. LLC	228,665	(228,665)	—
National Financial Services LLC	485,209	(485,209)	—
Natixis Securities America LLC	137,526	(137,526)	—
Nomura Securities International, Inc.	11,023	(11,023)	—
RBC Dominion Securities Inc.	488,781	(488,781)	—
SG Americas Securities, LLC	116,702	(116,702)	—
Scotia Capital (USA) Inc.	2,332,580	(2,332,580)	—
Wells Fargo Securities LLC	144,374	(144,374)	—
Total	$13,030,657	$(13,030,657)	$—

(1)  Collateral with a fair value of $13,488,622 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

T. Rowe Price Diversified Mid Cap Growth

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas	$470,680	$(470,680)	$—
Barclays Capital Inc.	129,848	(129,848)	—
CIBC World Markets Inc.	1,901	(1,901)	—
Citadel Clearing LLC	2,142,649	(2,142,649)	—
Citigroup Global Markets Inc.	418,984	(418,984)	—
Deutsche Bank Securities Inc.	59,949	(59,949)	—
Goldman, Sachs & Co. LLC	2,605,472	(2,605,472)	—
Industrial And Commercial Bank Of China	201,438	(201,438)	—
J.P. Morgan Securities LLC	570,744	(570,744)	—
Jefferies LLC	134,320	(134,320)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	1,271,757	(1,271,757)	—
Mizuho Securities USA LLC	5,943	(5,943)	—
Morgan Stanley & Co. LLC	6,073,567	(6,073,567)	—
National Bank of Canada Financial Inc.	61,055	(61,055)	—
National Financial Services LLC	2,656,959	(2,656,959)	—
Natixis Securities America LLC	178,006	(178,006)	—
Nomura Securities International, Inc.	96,675	(96,675)	—
RBC Capital Markets, LLC	264,953	(264,953)	—
RBC Dominion Securities Inc.	700,426	(700,426)	—
SG Americas Securities, LLC	96,088	(96,088)	—
Scotia Capital (USA) Inc.	2,371,623	(2,371,623)	—
TD Prime Services LLC	6,975,388	(6,975,388)	—
UBS Securities LLC	488,424	(488,424)	—
Wells Fargo Securities LLC	687,307	(687,307)	—
Total	$28,664,156	$(28,664,156)	$—

(1)  Collateral with a fair value of $29,322,484 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

T. Rowe Price Growth Equity

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$5,143,649	$(5,143,649)	$—
Citigroup Global Markets Inc.	25,973,554	(25,973,554)	—
Goldman, Sachs & Co. LLC	4,565,175	(4,565,175)	—
J.P. Morgan Securities LLC	12,664,667	(12,664,667)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	34,502	(34,502)	—
Morgan Stanley & Co. LLC	39,260	(39,260)	—
SG Americas Securities, LLC	24,582	(24,582)	—
Scotia Capital (USA) Inc.	1,645,430	(1,645,430)	—
Wells Fargo Securities LLC	4,754,149	(4,754,149)	—
Total	$54,844,968	$(54,844,968)	$—

(1)  Collateral with a fair value of $56,026,429 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Templeton Foreign Equity

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$3,572,240	$(3,572,240)	$—
CREDIT SUISSE AG	591,636	(591,636)	—
HSBC Bank PLC	477,206	(477,206)	—
JP Morgan Securities, Plc.	2,262,903	(2,262,903)	—
Jefferies LLC	1,781,276	(1,781,276)	—
Nomura Securities International, Inc.	1,992,360	(1,992,360)	—
Total	$10,677,621	$(10,677,621)	$—

(1)  Collateral with a fair value of $11,251,139 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — UNFUNDED LOAN COMMITMENTS

Certain Portfolios may enter in credit agreements, all or a portion of which may be unfunded. The Portfolios are obligated to fund these loan commitments at the borrower's discretion. Funded portions of the credit agreements are presented in the Summary Portfolio of Investments. At June 30, 2018, Pioneer High Yield had the following unfunded loan commitments:

Loan	Unfunded Commitments	Unrealized Appreciation at 06/30/18*
Aleris International, Inc. TL 1L	$300,000	$937
Centene Corp. - Bridge Loan	770,000	—
Wand Merger Corp - Bridge Loan A	318,182	—
Wand Merger Corp - Bridge Loan B	318,182	—
Wand Merger Corp - Bridge Loan C	238,636	—
	$1,945,000	$937

*  Unfunded loan commitments are marked to market daily and any unrealized appreciation or depreciation is included in the Portfolio's Statement of Assets and Liabilities and Statement of Operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 13 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, paydowns, income from passive foreign investment companies (PFICs), and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
	Ordinary Income	Ordinary Income	Long-term Capital Gains
Global Bond	$3,157,025	$5,646,068	$—
American Century Small-Mid Cap Value	—	9,472,022	8,958,058
Baron Growth	—	5,906,024	84,384,390
Columbia Contrarian Core	—	3,182,935	18,674,466
Columbia Small Cap Value II	—	715,817	8,813,330
Invesco Comstock	—	6,079,168	—
Invesco Equity and Income	—	29,711,609	41,824,618
JPMorgan Mid Cap Value	—	8,035,488	50,352,115
Oppenheimer Global	—	16,342,479	2,476,337
Pioneer High Yield	2,533,287	5,138,878	—
T. Rowe Price Diversified Mid Cap Growth	—	9,291,817	64,240,780
T. Rowe Price Growth Equity	—	565,610	172,934,362
Templeton Foreign Equity	—	11,635,328	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2017 were:

	Undistributed	Undistributed Long-term	Unrealized Appreciation/	Capital Loss Carryforwards
	Ordinary Income	Capital Gains	(Depreciation)	Amount	Character	Expiration
Global Bond	$7,797,033	$—	$153,435	$(1,512,275)	Short-term	None
				(995,673)	Long-term	None
				$(2,507,948)
American Century Small-Mid Cap Value	15,206,084	27,945,128	39,061,036	—	—	—
Baron Growth	3,109,336	72,349,868	485,783,042	—	—	—
Columbia Contrarian Core	4,326,967	28,597,782	70,892,537	—	—	—
Columbia Small Cap Value II	3,297,363	18,116,492	54,570,816	—	—	—
Invesco Comstock	—	—	116,320,754	—	—	—
Invesco Equity and Income	1,642,362	93,943,730	223,996,825	—	—	—
JPMorgan Mid Cap Value	2,037,788	40,335,061	164,871,786	—	—	—
Oppenheimer Global	31,125,370	104,663,738	871,391,710	—	—	—
Pioneer High Yield	3,077,331	—	2,692,428	(365,828)	Short-term	None
				(3,006,613)	Long-term	None
				$(3,372,441)
T. Rowe Price Diversified Mid Cap Growth	7,484,167	91,166,831	301,423,643	—	—	—
T. Rowe Price Growth Equity	8,461,126	299,822,433	480,979,509	—	—	—
Templeton Foreign Equity	13,992,808	—	147,937,601	—	—	—

The Portfolios' major tax jurisdictions are U.S. federal and Arizona state.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 13 — FEDERAL INCOME TAXES (continued)

As of June 30, 2018, no provision for income tax is required in the Portfolios' financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2013.

NOTE 14 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2018, the following Portfolios declared dividends and distributions of:

	Per Share Amounts
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Global Bond
Class ADV	$0.0216	$—	$—	August 1, 2018	Daily
Class I	$0.0265	$—	$—	August 1, 2018	Daily
Class S	$0.0242	$—	$—	August 1, 2018	Daily
American Century Small-Mid Cap Value
Class ADV	$0.1009	$0.3805	$0.9563	August 6, 2018	August 2, 2018
Class I	$0.1628	$0.3805	$0.9563	August 6, 2018	August 2, 2018
Class S	$0.1294	$0.3805	$0.9563	August 6, 2018	August 2, 2018
Class S2	$0.1060	$0.3805	$0.9563	August 6, 2018	August 2, 2018
Baron Growth
Class ADV	$—	$0.1252	$3.0304	August 6, 2018	August 2, 2018
Class I	$—	$0.1252	$3.0304	August 6, 2018	August 2, 2018
Class R6	$—	$0.1252	$3.0304	August 6, 2018	August 2, 2018
Class S	$—	$0.1252	$3.0304	August 6, 2018	August 2, 2018
Class S2	$—	$0.1252	$3.0304	August 6, 2018	August 2, 2018
Columbia Contrarian Core
Class ADV	$0.1542	$0.1401	$2.3385	August 6, 2018	August 2, 2018
Class I	$0.2796	$0.1401	$2.3385	August 6, 2018	August 2, 2018
Class S	$0.2125	$0.1401	$2.3385	August 6, 2018	August 2, 2018
Columbia Small Cap Value II
Class ADV	$0.0045	$0.2750	$1.8101	August 6, 2018	August 2, 2018
Class I	$0.1073	$0.2750	$1.8101	August 6, 2018	August 2, 2018
Class R6	$0.1074	$0.2750	$1.8101	August 6, 2018	August 2, 2018
Class S	$0.0492	$0.2750	$1.8101	August 6, 2018	August 2, 2018
Class S2	$—	$0.2750	$1.8101	August 6, 2018	August 2, 2018
Invesco Equity and Income
Class ADV	$0.0548	$—	$2.8872	August 6, 2018	August 2, 2018
Class I	$0.0548	$—	$2.8872	August 6, 2018	August 2, 2018
Class S	$0.0548	$—	$2.8872	August 6, 2018	August 2, 2018
Class S2	$0.0548	$—	$2.8872	August 6, 2018	August 2, 2018
JPMorgan Mid Cap Value
Class ADV	$0.0160	$0.0648	$1.6144	August 6, 2018	August 2, 2018
Class I	$0.0160	$0.0648	$1.6144	August 6, 2018	August 2, 2018
Class S	$0.0160	$0.0648	$1.6144	August 6, 2018	August 2, 2018
Class S2	$0.0160	$0.0648	$1.6144	August 6, 2018	August 2, 2018
Oppenheimer Global
Class ADV	$0.2503	$0.0651	$1.4260	August 6, 2018	August 2, 2018
Class I	$0.3440	$0.0651	$1.4260	August 6, 2018	August 2, 2018
Class S	$0.2907	$0.0651	$1.4260	August 6, 2018	August 2, 2018
Class S2	$0.2673	$0.0651	$1.4260	August 6, 2018	August 2, 2018
Pioneer High Yield
Class I	$0.0495	$—	$—	August 1, 2018	Daily
Class S	$0.0470	$—	$—	August 1, 2018	Daily

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 14 — SUBSEQUENT EVENTS (continued)

	Per Share Amounts
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
T. Rowe Price Diversified Mid Cap Growth
Class ADV	$—	$0.0705	$1.0893	August 6, 2018	August 2, 2018
Class I	$0.0216	$0.0705	$1.0893	August 6, 2018	August 2, 2018
Class R6	$0.0216	$0.0705	$1.0893	August 6, 2018	August 2, 2018
Class S	$—	$0.0705	$1.0893	August 6, 2018	August 2, 2018
Class S2	$—	$0.0705	$1.0893	August 6, 2018	August 2, 2018
T. Rowe Price Growth Equity
Class ADV	$—	$0.2837	$15.5894	August 6, 2018	August 2, 2018
Class I	$0.2334	$0.2837	$15.5894	August 6, 2018	August 2, 2018
Class S	$0.0420	$0.2837	$15.5894	August 6, 2018	August 2, 2018
Class S2	$—	$0.2837	$15.5894	August 6, 2018	August 2, 2018
Templeton Foreign Equity
Class ADV	$0.2059	$—	$—	August 6, 2018	August 2, 2018
Class I	$0.2699	$—	$—	August 6, 2018	August 2, 2018
Class S	$0.2327	$—	$—	August 6, 2018	August 2, 2018
Class S2	$0.0788	$—	$—	August 6, 2018	August 2, 2018

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date ("subsequent events") to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2018 (UNAUDITED)

Geographic Diversification
as of June 30, 2018
(as a percentage of net assets)

United States(1)	77.5%
Italy	5.7%
United Kingdom	1.3%
Germany	1.2%
Netherlands	0.8%
Japan	0.7%
Brazil	0.7%
France	0.6%
Canada	0.6%
Russia	0.4%
Countries between 0.0% - 0.3%^	2.3%
Assets in Excess of Other Liabilities*	8.2%
Net Assets	100.0%

* Includes short-term investments and purchased options.

(1) Includes 23.3% total investment in Voya Emerging Markets Corporate Debt Fund, Voya Emerging Markets Hard Currency Debt Fund, Voya Emerging Markets Local Currency Debt Fund, and Voya High Yield Bond Fund.

^ Includes 13 countries, which each represents 0.0% - 0.3% of net assets.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 23.3%
		Brazil: 0.4%
900,000		Petrobras Global Finance BV, 8.750%, 05/23/2026	$976,050	0.4
		Canada: 0.6%
215,000	(1)	1011778 BC ULC / New Red Finance, Inc., 5.000%, 10/15/2025	204,508	0.1
1,095,000	(2)	Other Securities	1,050,118	0.5
			1,254,626	0.6
		China: 0.3%
601,000	(3)	Alibaba Group Holding Ltd., 3.600%, 11/28/2024	591,582	0.3
		France: 0.6%
572,000	(1)	BNP Paribas SA, 3.500%, 03/01/2023	557,941	0.2
294,000		BPCE SA, 2.500%, 12/10/2018	293,857	0.2
287,000	(1)	BPCE SA, 5.150%, 07/21/2024	291,252	0.1
Principal Amount†			Value	Percentage of Net Assets
226,000	(1)	Electricite de France SA, 2.350%, 10/13/2020	$221,739	0.1
			1,364,789	0.6
		Guernsey: 0.3%
716,000		Credit Suisse Group Funding Guernsey Ltd., 2.750%, 03/26/2020	708,592	0.3
		Ireland: 0.3%
652,000		Other Securities	613,061	0.3
		Israel: 0.1%
235,000		Other Securities	203,142	0.1
		Italy: 0.2%
375,000		Other Securities	399,600	0.2
		Japan: 0.7%
790,000	(1)	MUFG Bank Ltd, 2.300%, 03/05/2020	777,782	0.3
200,000	(1)	Mizuho Bank Ltd., 3.200%, 03/26/2025	193,176	0.1
639,000		Sumitomo Mitsui Financial Group, Inc., 3.784%, 03/09/2026	634,298	0.3
			1,605,256	0.7

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†					Value	Percentage of Net Assets
				Luxembourg: 0.1%
	185,000	(1)		Dana Financing Luxembourg Sarl, 6.500%, 06/01/2026	$188,238	0.1
				Mexico: 0.0%
MXN	88,177	(4)		JPMorgan Hipotecaria su Casita, 6.100%, 09/25/2035	4,436	0.0
MXN	1,007,437	(5)		Other Securities	—	—
					4,436	0.0
				Netherlands: 0.8%
	690,000			Shell International Finance BV, 3.250%, 05/11/2025	676,485	0.3
	361,000			Shell International Finance BV, 4.000%, 05/10/2046	350,194	0.2
	300,000	(1)		Siemens Financieringsmaatschappij NV, 2.350%, 10/15/2026	270,183	0.1
	439,000			Other Securities	472,809	0.2
					1,769,671	0.8
				Norway: 0.2%
	380,000			Other Securities	366,718	0.2
				South Africa: 0.0%
ZAR	1,000,000			Other Securities	75,666	0.0
				Spain: 0.1%
	310,000			Other Securities	288,573	0.1
				Sweden: 0.1%
	298,000	(1	),(6)	Nordea Bank AB, 5.500%, 12/31/2199	296,510	0.1
				Switzerland: 0.3%
	400,000	(1)		Credit Suisse AG, 6.500%, 08/08/2023	426,394	0.2
	250,000			UBS AG/ Stamford CT, 7.625%, 08/17/2022	276,600	0.1
					702,994	0.3
Principal Amount†			Value	Percentage of Net Assets
		United Kingdom: 1.3%
200,000	(1)	Reckitt Benckiser Treasury Services PLC, 3.000%, 06/26/2027	$186,091	0.1
1,002,000		Santander UK PLC, 2.375%, 03/16/2020	987,016	0.4
602,000	(1)	Standard Chartered PLC, 4.300%, 02/19/2027	579,027	0.3
230,000	(1)	Standard Chartered PLC, 5.300%, 01/09/2043	230,885	0.1
813,000		Other Securities	798,392	0.4
			2,781,411	1.3
		United States: 16.9%
190,000		Anheuser- Busch InBev Worldwide, Inc., 4.000%, 04/13/2028	189,863	0.1
921,000		Anheuser- Busch InBev Finance, Inc., 2.650%- 4.900%, 02/01/2021- 02/01/2046	916,643	0.4
301,000	(1)	AT&T, Inc., 4.300%, 02/15/2030	285,238	0.1
729,000		AT&T, Inc., 5.150%- 5.450%, 03/15/2042- 03/01/2047	707,246	0.3
1,442,000	(6)	Bank of America Corp., 3.300%- 4.100%, 01/11/2023- 12/20/2028	1,409,265	0.6
220,000	(1)	Brink's Co/The, 4.625%, 10/15/2027	204,050	0.1
215,000	(1)	Calpine Corp., 5.250%, 06/01/2026	203,444	0.1

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
60,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	$56,175	0.0
563,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	569,777	0.3
1,313,000		Citigroup, Inc., 4.000%- 5.500%, 08/05/2024- 07/25/2028	1,322,225	0.6
758,000		Citizens Bank NA/ Providence RI, 2.450%, 12/04/2019	751,179	0.3
278,000	(1)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	264,069	0.1
275,000	(1)	CommScope Technologies LLC, 5.000%, 03/15/2027	259,531	0.1
215,000	(1)	Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, 10/15/2025	203,981	0.1
1,184,000		CVS Health Corp., 2.800%, 07/20/2020	1,174,540	0.6
510,000		CVS Health Corp., 4.300%, 03/25/2028	503,860	0.2
177,000	(1)	Dell International LLC / EMC Corp., 4.420%, 06/15/2021	179,632	0.1
Principal Amount†			Value	Percentage of Net Assets
480,000	(1)	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	$502,528	0.2
313,000	(1)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	329,555	0.2
280,000		Energy Transfer Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	281,969	0.1
1,026,000		Energy Transfer Partners L.P., 4.900%, 02/01/2024	1,042,133	0.5
558,000		Entergy Corp., 5.125%, 09/15/2020	575,988	0.3
270,000	(1)	ESH Hospitality, Inc., 5.250%, 05/01/2025	261,225	0.1
200,000	(1)	First Data Corp., 5.750%, 01/15/2024	200,620	0.1
240,000		Goldman Sachs Group, Inc./ The, 2.625%, 04/25/2021	234,992	0.1
942,000	(6)	Goldman Sachs Group, Inc./ The, 2.876%, 10/31/2022	920,060	0.4
150,000	(1)	Hess Infrastructure Partners L.P. / Hess Infrastructure Partners Finance Corp., 5.625%, 02/15/2026	150,375	0.1
265,000	(1)	Hilton Domestic Operating Co., Inc., 5.125%, 05/01/2026	261,687	0.1

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			United States (continued)
1,041,000			Indiana Michigan Power Co., 7.000%, 03/15/2019	$1,071,892	0.5
195,000	(1)		JBS USA LUX SA / JBS USA Finance, Inc., 5.750%, 06/15/2025	182,325	0.1
175,000	(1	),(3)	Jonah Energy LLC / Jonah Energy Finance Corp., 7.250%, 10/15/2025	142,187	0.1
1,093,000	(6)		JPMorgan Chase & Co., 2.550%- 6.000%, 03/01/2021- 12/31/2199	1,071,352	0.5
380,000	(1)		Metropolitan Edison Co., 4.000%, 04/15/2025	379,745	0.2
372,000			Morgan Stanley, 3.750%, 02/25/2023	372,537	0.2
618,000			Morgan Stanley, 4.100%, 05/22/2023	620,831	0.3
215,000	(1)		Novelis Corp., 5.875%, 09/30/2026	206,400	0.1
100,000	(1)		Owens- Brockway Glass Container, Inc., 5.875%, 08/15/2023	101,500	0.0
215,000	(1)		Post Holdings, Inc., 5.000%, 08/15/2026	201,025	0.1
215,000	(1)		Quicken Loans, Inc., 5.250%, 01/15/2028	199,101	0.1
275,000	(1	),(3)	Sinclair Television Group, Inc., 5.125%, 02/15/2027	254,375	0.1
Principal Amount†			Value	Percentage of Net Assets
165,000	(1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	$154,687	0.1
210,000	(1)	Six Flags Entertainment Corp., 5.500%, 04/15/2027	204,427	0.1
215,000	(1)	Standard Industries, Inc./NJ, 5.000%, 02/15/2027	201,025	0.1
255,000	(1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	252,450	0.1
430,000		Wells Fargo & Co., 4.100%, 06/03/2026	421,638	0.2
255,000	(1)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.500%, 03/01/2025	251,175	0.1
16,951,000	(2)	Other Securities	16,642,415	7.6
			36,892,937	16.9
		Total Corporate Bonds/Notes (Cost $52,352,341)	51,083,852	23.3
COLLATERALIZED MORTGAGE OBLIGATIONS: 12.6%
		United States: 12.6%
287,040		Alternative Loan Trust 2005-51 3A2A, 2.848%, (12MTA + 1.290%), 11/20/2035	278,197	0.1
540,569		Bank of America Funding 2005-1 Trust 1A1, 5.500%, 02/25/2035	542,405	0.2

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
107,063	(6)	Citigroup Mortgage Loan Trust, Inc. 2005-2 1A3, 3.965%, 05/25/2035	$108,100	0.0
374,623		CitiMortgage Alternative Loan Trust Series 2006-A3 1A7, 6.000%, 07/25/2036	362,962	0.2
58,885		Countrywide Alternative Loan Trust 2005-53T2 2A6, 2.591%, (US0001M + 0.500%), 11/25/2035	35,913	0.0
300,000		Countrywide Asset-Backed Certificates 2005-IM1 M1, 2.811%, (US0001M + 0.720%), 11/25/2035	296,018	0.1
15,237	(1)	Deutsche ALT- A Securities, Inc. ALT2007- RS1 A2, 2.476%, (US0001M + 0.500%), 01/27/2037	9,990	0.0
500,000		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 5.091%, (US0001M + 3.000%), 10/25/2029	532,473	0.2
500,000		Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 4.291%, (US0001M + 2.200%), 01/25/2030	509,216	0.2
Principal Amount†			Value	Percentage of Net Assets
300,000		Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 4.491%, (US0001M + 2.400%), 05/25/2030	$306,521	0.1
600,000		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 4.591%, (US0001M + 2.500%), 05/25/2030	612,548	0.3
73,679	(7)	Fannie Mae Interest Strip Sereis 328 2, 6.000%, 12/25/2032	17,556	0.0
38,639	(7)	Fannie Mae Interest Strip Sereis 332 2, 6.000%, 03/25/2033	9,481	0.0
144,440	(7)	Fannie Mae Interest Strip Series 254 2, 7.500%, 01/25/2024	21,019	0.0
24,190	(7)	Fannie Mae Interest Strip Series 294 2, 7.000%, 02/25/2028	5,316	0.0
198,297	(7)	Fannie Mae Interest Strip Series 319 2, 6.500%, 02/25/2032	43,637	0.0
32,320	(7)	Fannie Mae Interest Strip Series 331 5, 6.000%, 02/25/2033	6,690	0.0
31,511	(7)	Fannie Mae Interest Strip Series 334 12, 6.000%, 03/25/2033	7,395	0.0
38,065	(7)	Fannie Mae Interest Strip Series 338 2, 5.500%, 07/25/2033	8,651	0.0
16,465	(7)	Fannie Mae Interest Strip Series 356 10, 5.500%, 06/25/2035	3,335	0.0

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			United States (continued)
17,662	(7)		Fannie Mae Interest Strip Series 364 15, 6.000%, 09/25/2035	$3,683	0.0
536,133	(7)		Fannie Mae Interest Strip Series 418 5, 3.500%, 08/25/2043	90,979	0.0
817,738	(6	),(7)	Fannie Mae Interest Strip Series 418 80, 3.500%, 08/25/2033	111,935	0.1
12,659			Fannie Mae REMIC Trust 1999-14 MB, 6.500%, 04/25/2029	13,973	0.0
18,470			Fannie Mae REMIC Trust 1999-54 LH, 6.500%, 11/25/2029	20,052	0.0
17,065			Fannie Mae REMIC Trust 2001-80 ZB, 6.000%, 01/25/2032	18,542	0.0
78,863	(7)		Fannie Mae REMIC Trust 2002-12 SB, 5.659%, (-1.000* US0001M + 7.750%), 07/25/2031	13,528	0.0
44,223	(7)		Fannie Mae REMIC Trust 2002-2 SW, 5.659%, (-1.000* US0001M + 7.750%), 02/25/2032	7,838	0.0
20,044			Fannie Mae REMIC Trust 2002-21 PE, 6.500%, 04/25/2032	22,095	0.0
8,167			Fannie Mae REMIC Trust 2002-29 F, 3.091%, (US0001M + 1.000%), 04/25/2032	8,371	0.0
Principal Amount†			Value	Percentage of Net Assets
27,076	(7)	Fannie Mae REMIC Trust 2002-41 S, 5.859%, (-1.000* US0001M + 7.950%), 07/25/2032	$4,312	0.0
2,513		Fannie Mae REMIC Trust 2002-64 FJ, 3.091%, (US0001M + 1.000%), 04/25/2032	2,576	0.0
5,029		Fannie Mae REMIC Trust 2002-68 FH, 2.585%, (US0001M + 0.500%), 10/18/2032	5,052	0.0
876,016	(7)	Fannie Mae REMIC Trust 2002-77 JS, 5.915%, (-1.000* US0001M + 8.000%), 12/18/2032	152,962	0.1
22,774		Fannie Mae REMIC Trust 2002-84 FB, 3.091%, (US0001M + 1.000%), 12/25/2032	23,314	0.0
22,771		Fannie Mae REMIC Trust 2003-11 FA, 3.091%, (US0001M + 1.000%), 09/25/2032	23,316	0.0
4,900		Fannie Mae REMIC Trust 2003-116 FA, 2.491%, (US0001M + 0.400%), 11/25/2033	4,906	0.0
30,122	(7)	Fannie Mae REMIC Trust 2003-13 IO, 7.000%, 03/25/2033	7,855	0.0
24,435	(7)	Fannie Mae REMIC Trust 2003-26 IK, 7.000%, 04/25/2033	5,662	0.0

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
16,047	(7)	Fannie Mae REMIC Trust 2003-52 NS, 5.009%, (-1.000* US0001M + 7.100%), 06/25/2023	$1,015	0.0
123,031	(7)	Fannie Mae REMIC Trust 2004-56 SE, 5.459%, (-1.000* US0001M + 7.550%), 10/25/2033	21,993	0.0
33,609		Fannie Mae REMIC Trust 2005-25 PS, 18.959%, (-4.400* US0001M + 28.160%), 04/25/2035	50,217	0.0
15,399	(7)	Fannie Mae REMIC Trust 2005-40 SB, 4.659%, (-1.000* US0001M + 6.750%), 05/25/2035	1,912	0.0
68,938		Fannie Mae REMIC Trust 2005-71 DB, 4.500%, 08/25/2025	70,361	0.0
112,127		Fannie Mae REMIC Trust 2005-74 DK, 15.636%, (-4.000* US0001M + 24.000%), 07/25/2035	157,005	0.1
351,929		Fannie Mae REMIC Trust 2005-87 SB, 16.166%, (-3.667* US0001M + 23.833%), 10/25/2035	501,710	0.2
259,946		Fannie Mae REMIC Trust 2006-104 ES, 22.994%, (-5.000* US0001M + 33.450%), 11/25/2036	425,069	0.2
Principal Amount†			Value	Percentage of Net Assets
16,601		Fannie Mae REMIC Trust 2006-11 PS, 16.899%, (-3.667* US0001M + 24.567%), 03/25/2036	$24,326	0.0
44,919		Fannie Mae REMIC Trust 2006-46 SW, 16.532%, (-3.667* US0001M + 24.199%), 06/25/2036	64,508	0.0
9,716,306	(7)	Fannie Mae REMIC Trust 2006-51 SA, 4.479%, (-1.000* US0001M + 6.570%), 06/25/2036	1,430,179	0.7
81,782	(7)	Fannie Mae REMIC Trust 2006-90 SX, 5.139%, (-1.000* US0001M + 7.230%), 09/25/2036	12,949	0.0
9,588,620	(7)	Fannie Mae REMIC Trust 2007-116 DI, 3.849%, (-1.000* US0001M + 5.940%), 01/25/2038	1,303,642	0.6
71,054	(7)	Fannie Mae REMIC Trust 2007-88 XI, 4.449%, (-1.000* US0001M + 6.540%), 06/25/2037	11,155	0.0
963,001	(7)	Fannie Mae REMIC Trust 2007-89 SB, 4.459%, (-1.000* US0001M + 6.550%), 09/25/2037	146,087	0.1
2,115,002	(7)	Fannie Mae REMIC Trust 2007-94 SG, 4.359%, (-1.000* US0001M + 6.450%), 10/25/2037	315,984	0.2

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
248,774		Fannie Mae REMIC Trust 2010-109 SN, 15.088%, (-5.000* US0001M + 25.000%), 10/25/2040	$460,042	0.2
146,325		Fannie Mae REMIC Trust 2010-155 PL, 5.000%, 07/25/2040	149,463	0.1
3,677,470	(7)	Fannie Mae REMIC Trust 2011-55 SK, 4.469%, (-1.000* US0001M + 6.560%), 06/25/2041	578,062	0.3
2,955,846	(7)	Fannie Mae REMIC Trust 2011-86 NS, 3.859%, (-1.000* US0001M + 5.950%), 09/25/2041	360,614	0.2
1,954,044	(7)	Fannie Mae REMIC Trust 2012-10 US, 4.359%, (-1.000* US0001M + 6.450%), 02/25/2042	254,202	0.1
1,559,105	(7)	Fannie Mae REMIC Trust 2012-110 JI, 4.000%, 06/25/2042	242,706	0.1
5,159,440	(7)	Fannie Mae REMIC Trust 2012-133 PS, 4.109%, (-1.000* US0001M + 6.200%), 03/25/2042	572,155	0.3
2,433,314	(7)	Fannie Mae REMIC Trust 2012-144 SB, 4.009%, (-1.000* US0001M + 6.100%), 01/25/2043	460,298	0.2
Principal Amount†			Value	Percentage of Net Assets
2,692,433	(7)	Fannie Mae REMIC Trust 2012-27 SB, 3.889%, (-1.000* US0001M + 5.980%), 11/25/2041	$342,142	0.2
23,601		Fannie Mae REMIC Trust 2013-130 ST, 8.000%, (-16.000* US0001M + 64.000%), 05/25/2043	26,653	0.0
1,625,807	(7)	Fannie Mae REMIC Trust 2013-64 LI, 3.000%, 06/25/2033	221,487	0.1
9,075,009	(7)	Freddie Mac 3502 DL, 3.927%, (-1.000* US0001M + 6.000%), 01/15/2039	1,217,256	0.6
44,329		Freddie Mac REMIC Trust 1360 PZ, 7.500%, 09/15/2022	47,065	0.0
25,953		Freddie Mac REMIC Trust 1674 Z, 6.750%, 02/15/2024	27,519	0.0
52,610		Freddie Mac REMIC Trust 1897 K, 7.000%, 09/15/2026	57,193	0.0
9,951	(7)	Freddie Mac REMIC Trust 2035 PE, 7.000%, 03/15/2028	2,127	0.0
51,068	(7)	Freddie Mac REMIC Trust 2049 PL, 7.000%, 04/15/2028	10,334	0.0
25,029		Freddie Mac REMIC Trust 2122 F, 2.523%, (US0001M + 0.450%), 02/15/2029	25,152	0.0

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
81,832	(7)	Freddie Mac REMIC Trust 2134 SB, 5.627%, (-1.000* US0001M + 7.700%), 03/15/2029	$10,973	0.0
91,766	(7)	Freddie Mac REMIC Trust 2136 SG, 5.577%, (-1.000* US0001M + 7.650%), 03/15/2029	13,334	0.0
118,671	(7)	Freddie Mac REMIC Trust 2177 SB, 6.877%, (-1.000* US0001M + 8.950%), 08/15/2029	20,847	0.0
13,177		Freddie Mac REMIC Trust 2344 FP, 3.023%, (US0001M + 0.950%), 08/15/2031	13,544	0.0
5,891		Freddie Mac REMIC Trust 2412 GF, 3.023%, (US0001M + 0.950%), 02/15/2032	6,057	0.0
46,380		Freddie Mac REMIC Trust 2415 ZA, 6.500%, 02/15/2032	52,218	0.0
37,011		Freddie Mac REMIC Trust 2461 PZ, 6.500%, 06/15/2032	40,154	0.0
7,125		Freddie Mac REMIC Trust 2464 FI, 3.073%, (US0001M + 1.000%), 02/15/2032	7,296	0.0
7,308		Freddie Mac REMIC Trust 2470 LF, 3.073%, (US0001M + 1.000%), 02/15/2032	7,484	0.0
Principal Amount†			Value	Percentage of Net Assets
9,834		Freddie Mac REMIC Trust 2471 FD, 3.073%, (US0001M + 1.000%), 03/15/2032	$10,074	0.0
7,995		Freddie Mac REMIC Trust 2504 FP, 2.573%, (US0001M + 0.500%), 03/15/2032	8,037	0.0
31,830		Freddie Mac REMIC Trust 2551 LF, 2.573%, (US0001M + 0.500%), 01/15/2033	32,021	0.0
83,559		Freddie Mac REMIC Trust 2676 KY, 5.000%, 09/15/2023	86,732	0.0
397,814		Freddie Mac REMIC Trust 2750 XG, 5.000%, 02/15/2034	419,811	0.2
345,361		Freddie Mac REMIC Trust 2890 PE, 5.000%, 11/15/2034	371,405	0.2
67,128		Freddie Mac REMIC Trust 3001 HT, 8.000%, (-6.667* US0001M + 44.667%), 05/15/2035	74,083	0.0
72,709	(7)	Freddie Mac REMIC Trust 3004 SB, 4.077%, (-1.000* US0001M + 6.150%), 07/15/2035	7,075	0.0
15,294		Freddie Mac REMIC Trust 3025 SJ, 17.148%, (-3.667* US0001M + 24.750%), 08/15/2035	22,043	0.0

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
912,348	(7)	Freddie Mac REMIC Trust 3223 S, 3.877%, (-1.000* US0001M + 5.950%), 10/15/2036	$96,746	0.1
2,525,506	(7)	Freddie Mac REMIC Trust 3505 SA, 3.927%, (-1.000* US0001M + 6.000%), 01/15/2039	349,802	0.2
2,878,064	(7)	Freddie Mac REMIC Trust 3702 S, 2.377%, (-1.000* US0001M + 4.450%), 05/15/2036	192,145	0.1
2,035,825	(7)	Freddie Mac REMIC Trust 3710 SL, 3.927%, (-1.000* US0001M + 6.000%), 05/15/2036	81,515	0.0
95,980	(7)	Freddie Mac REMIC Trust 3803 SG, 4.527%, (-1.000* US0001M + 6.600%), 08/15/2028	933	0.0
3,011,510	(7)	Freddie Mac REMIC Trust 3925 SD, 3.977%, (-1.000* US0001M + 6.050%), 07/15/2040	330,775	0.2
1,522,877	(7)	Freddie Mac REMIC Trust 4136 SW, 4.177%, (-1.000* US0001M + 6.250%), 11/15/2032	205,385	0.1
689,047	(7)	Freddie Mac REMIC Trust 4161 CI, 4.000%, 02/15/2043	118,963	0.1
Principal Amount†			Value	Percentage of Net Assets
10,435,182	(7)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	$1,807,067	0.8
1,246,571	(7)	Freddie Mac Series 4120 IK, 3.000%, 10/15/2032	161,877	0.1
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015- DNA3 M3, 6.791%, (US0001M + 4.700%), 04/25/2028	118,619	0.1
400,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017- DNA3 M2, 4.591%, (US0001M + 2.500%), 03/25/2030	412,537	0.2
600,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017- HQA2 M2, 4.741%, (US0001M + 2.650%), 12/25/2029	619,187	0.3
76,493	(6)	Freddie Mac Whole Loan Securities Trust 2016- SC02 M1, 3.604%, 10/25/2046	76,287	0.0
445,914		Ginnie Mae Series 2007-8 SP, 15.292%, (-3.242* US0001M + 22.048%), 03/20/2037	603,375	0.3
2,042,646	(7)	Ginnie Mae Series 2010- 165 IP, 4.000%, 04/20/2038	78,445	0.0

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			United States (continued)
2,372,672	(7)		Ginnie Mae Series 2010- 68 MS, 3.766%, (-1.000* US0001M + 5.850%), 06/20/2040	$312,742	0.2
1,679,300	(7)		Ginnie Mae Series 2012- 97 SC, 4.615%, (-1.000* US0001M + 6.700%), 07/16/2041	255,178	0.1
259,825			GreenPoint Mortgage Funding Trust 2006-AR3 4A1, 2.301%, (US0001M + 0.210%), 04/25/2036	238,999	0.1
686,298			IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 2.301%, (US0001M + 0.210%), 04/25/2046	639,836	0.3
675,006	(6)		JP Morgan Mortgage Trust 2005-A4 B1, 4.207%, 07/25/2035	611,615	0.3
96,620	(6)		JP Morgan Mortgage Trust 2007-A1 7A1, 3.943%, 07/25/2035	97,304	0.1
294,155	(1	),(6)	JP Morgan Mortgage Trust 2017-3 B1, 3.869%, 08/25/2047	290,916	0.1
138,105			Lehman XS Trust Series 2005-5N 1A2, 2.451%, (US0001M + 0.360%), 11/25/2035	122,933	0.1
Principal Amount†				Value	Percentage of Net Assets
92,831	(1	),(6)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	$93,701	0.0
8,267,057	(6	),(7)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 0.410%, 08/25/2045	171,101	0.1
51,554	(6)		WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.367%, 10/25/2036	50,235	0.0
883,372	(6)		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 3A1, 3.208%, 12/25/2036	862,845	0.4
190,593	(6)		WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.326%, 08/25/2046	182,742	0.1
383,358	(6)		WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.438%, 12/25/2036	376,165	0.2
109,927	(6)		WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 3.136%, 04/25/2037	100,697	0.0
123,920			Wells Fargo Alternative Loan 2007-PA2 2A1, 2.521%, (US0001M + 0.430%), 06/25/2037	103,938	0.1

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			United States (continued)
56,826	(6)		Wells Fargo Mortgage Backed Securities 2005-AR16 2A1, 3.812%, 02/25/2034	$58,497	0.0
150,762			Wells Fargo Mortgage Backed Securities 2006-8 A15, 6.000%, 07/25/2036	152,132	0.1
183,365	(6)		Wells Fargo Mortgage Backed Securities 2006-AR17 A1, 3.640%, 10/25/2036	179,870	0.1
39,550	(6)		Wells Fargo Mortgage Backed Securities 2006-AR17 A2, 3.640%, 10/25/2036	38,796	0.0
230,645	(6)		Wells Fargo Mortgage Backed Securities 2006-AR7 2A1, 4.323%, 05/25/2036	236,449	0.1
228,147	(6)		Wells Fargo Mortgage Backed Securities 2006-AR8 3A2, 3.773%, 04/25/2036	227,488	0.1
189,080	(1	),(6)	WinWater Mortgage Loan Trust 2015-5 B4, 3.796%, 08/20/2045	181,566	0.1
4,310,270			Other Securities	1,703,407	0.8
			Total Collateralized Mortgage Obligations (Cost $27,766,123)	27,596,954	12.6
Principal Amount†				Value	Percentage of Net Assets
STRUCTURED PRODUCTS: 0.0%
			Russia: 0.0%
RUB	4,706,367	(4)	Morgan Stanley & Co. International PLC - EM Whole Loan SA /Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 5.000%, 08/22/2034	$33,621	0.0
			Total Structured Products (Cost $168,271)	33,621	0.0
U.S. GOVERNMENT AGENCY OBLIGATIONS(8): 1.0%
			Federal Home Loan Mortgage Corporation(8): 0.5%
	1,098,213		4.000%- 6.500%, 01/01/2020- 05/01/2046	1,128,881	0.5
			Federal National Mortgage Association(8): 0.5%
	1,024,976		2.500%- 7.500%, 09/01/2019- 05/01/2045	1,082,786	0.5
			Government National Mortgage Association: 0.0%
	60,929		5.000%- 6.500%, 04/15/2034- 02/20/2035	66,108	0.0
			Total U.S. Government Agency Obligations (Cost $2,289,899)	2,277,775	1.0
U.S. TREASURY OBLIGATIONS: 9.3%
			U.S. Treasury Bonds: 1.4%
	3,024,000	(3)	3.000%, 02/15/2048	3,031,678	1.4
			U.S. Treasury Notes: 7.9%
	1,012,000		1.625%, 03/31/2019	1,007,177	0.4
	1,453,000		2.500%, 06/30/2020	1,452,234	0.7

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			U.S. Treasury Notes (continued)
1,924,000			2.625%, 06/15/2021	$1,924,263	0.9
3,080,000			2.625%, 06/30/2023	3,064,419	1.4
666,000			2.750%, 06/30/2025	663,242	0.3
8,356,000			2.875%, 05/15/2028	8,370,199	3.8
786,000			1.250%- 2.875%, 05/31/2020- 05/31/2025	774,348	0.4
				17,255,882	7.9
			Total U.S. Treasury Obligations (Cost $20,161,507)	20,287,560	9.3
COMMERCIAL MORTGAGE-BACKED SECURITIES: 9.3%
			United States: 9.3%
6,990,826	(6	),(7)	BANK 2017- BNK5 XA, 1.240%, 06/15/2060	476,440	0.2
900,000	(1	),(6)	BANK 2017- BNK6 E, 2.794%, 07/15/2060	539,410	0.3
1,948,000	(1	),(6),(7)	BANK 2017- BNK6 XE, 1.500%, 07/15/2060	210,116	0.1
8,837,746	(6	),(7)	Bank of America Commercial Mortgage Trust 2017- BNK3 XA, 1.291%, 02/15/2050	638,755	0.3
2,062,382	(6	),(7)	Barclays Commercial Mortgage Trust 2017- C1 XA, 1.685%, 02/15/2050	203,240	0.1
8,020,000	(1	),(6),(7)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	322,797	0.1
440,000	(1	),(6)	Bear Stearns Commercial Mortgage Securities Trust 2004- PWR6 E, 5.406%, 11/11/2041	447,571	0.2
Principal Amount†				Value	Percentage of Net Assets
140,000	(1	),(6)	Bear Stearns Commercial Mortgage Securities Trust 2006- TOP22 E, 5.911%, 04/12/2038	$144,374	0.1
130,210	(1)		Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/2018	130,057	0.1
1,864,660	(6	),(7)	CD 2016-CD1 Mortgage Trust XA, 1.565%, 08/10/2049	160,186	0.1
8,942,946	(6	),(7)	CFCRE Commercial Mortgage Trust 2016- C7 XA, 0.929%, 12/10/2054	464,146	0.2
7,900,000	(6	),(7)	Citigroup Commercial Mortgage Trust 2016- C2 XB, 0.997%, 08/10/2049	479,787	0.2
3,239,005	(6	),(7)	Citigroup Commercial Mortgage Trust 2017- C4 XA, 1.271%, 10/12/2050	240,288	0.1
210,000	(6)		Citigroup Commercial Mortgage Trust 2017- P8 C, 4.414%, 09/15/2050	204,816	0.1
3,381,377	(6	),(7)	COMM 2012- CR1 XA, 2.050%, 05/15/2045	201,483	0.1
10,006,486	(1	),(6),(7)	COMM 2012- LTRT XA, 1.125%, 10/05/2030	315,634	0.1
10,159,373	(6	),(7)	COMM 2013- CCRE13 XA, 1.050%, 11/10/2046	305,923	0.1
14,134,534	(6	),(7)	COMM 2014- CR16 XA, 1.314%, 04/10/2047	576,754	0.3

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			United States (continued)
570,000	(6)		COMM 2016- COR1 C, 4.540%, 10/10/2049	$560,849	0.2
4,455,175	(6	),(7)	COMM 2016- CR28 XA, 0.692%, 02/10/2049	171,432	0.1
1,000,000	(6)		COMM 2017- COR2 C, 4.715%, 09/10/2050	1,002,183	0.5
11,718,703	(6	),(7)	CSAIL 2017- CX9 XA Commercial Mortgage Trust, 1.038%, 09/15/2050	556,415	0.2
300,000	(1	),(9)	DBRR Re- REMIC Trust 2015-FRR1 B711, 0.000%, 08/28/2045	284,099	0.1
1,991,770	(1	),(6),(7)	DBUBS 2011- LC1A XA, 0.904%, 11/10/2046	25,481	0.0
210,000	(1	),(6)	DBUBS 2011- LC2A D, 5.719%, 07/10/2044	216,604	0.1
290,000	(1	),(6)	DBJPM 16-C3 Mortgage Trust, 3.635%, 09/10/2049	244,016	0.1
3,560,000	(6	),(7)	Freddie Mac Multifamily Structured Pass Through Certificates K010 X3, 4.781%, 11/25/2044	354,902	0.2
3,840,000	(6	),(7)	Freddie Mac Multifamily Structured Pass Through Certificates K013 X3, 2.910%, 01/25/2043	260,120	0.1
8,282,700	(6	),(7)	Freddie Mac Multifamily Structured Pass Through Certificates K018 X1, 1.505%, 01/25/2022	315,233	0.1
Principal Amount†				Value	Percentage of Net Assets
10,000,000	(6	),(7)	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.852%, 12/25/2041	$819,735	0.4
3,424,638	(6	),(7)	Freddie Mac Multifamily Structured Pass Through Certificates K704 X1, 2.062%, 08/25/2018	5,336	0.0
28,141,208	(6	),(7)	Freddie Mac Multifamily Structured Pass Through Certificates K710 X1, 1.859%, 05/25/2019	301,716	0.1
4,423,190	(6	),(7)	Freddie Mac Multifamily Structured Pass Through Certificates K711 X3, 1.675%, 08/25/2040	79,054	0.0
40,760,184	(1	),(7)	FREMF Mortgage Trust 2012- K17 X2A, 0.100%, 12/25/2044	109,058	0.1
238,189	(1	),(6)	GCCFC Commercial Mortgage Trust 2004- GG1 F, 6.601%, 06/10/2036	236,555	0.1
100,000	(1	),(6)	GS Mortgage Securities Trust 2010- C2 F, 4.548%, 12/10/2043	90,441	0.0
2,297,260	(6	),(7)	GS Mortgage Securities Trust 2012- GCJ7 XA, 2.405%, 05/10/2045	116,322	0.1
5,213,001	(6	),(7)	GS Mortgage Securities Trust 2013- GC16 XA, 1.558%, 11/10/2046	192,222	0.1

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			United States (continued)
4,663,743	(6	),(7)	GS Mortgage Securities Trust 2013- GCJ14 XA, 0.831%, 08/10/2046	$129,611	0.1
1,350,000	(1	),(6)	GS Mortgage Securities Trust 2016- GS4 E, 3.924%, 11/10/2049	963,404	0.4
2,324,157	(6	),(7)	GS Mortgage Securities Trust 2017- GS6 XA, 1.196%, 05/10/2050	177,765	0.1
2,940,000	(1	),(6),(7)	JP Morgan Chase Commercial Mortgage Securities Corp. 2012- LC9 XB, 0.413%, 12/15/2047	40,668	0.0
256,164	(6)		JP Morgan Chase Commercial Mortgage Securities Trust 2004- CIBC9 E, 5.466%, 06/12/2041	260,163	0.1
6,353,229	(6	),(7)	JP Morgan Chase Commercial Mortgage Securities Trust 2012- CIBX XA, 1.653%, 06/15/2045	250,992	0.1
250,000	(6)		JP Morgan Chase Commercial Mortgage Securities Trust 2013- C10 C, 4.260%, 12/15/2047	245,303	0.1
660,000	(6)		JPMBB Commercial Mortgage Securities Trust 2014- C18 AS, 4.439%, 02/15/2047	681,528	0.3
Principal Amount†				Value	Percentage of Net Assets
726,775	(1)		JPMBB Commercial Mortgage Securities Trust 2014- C24 ESK, 9.989%, 11/15/2047	$719,201	0.3
13,238,467	(6	),(7)	JPMBB Commercial Mortgage Securities Trust 2014- C24 XA, 1.159%, 11/15/2047	511,064	0.3
3,123,421	(1	),(6),(7)	LSTAR Commercial Mortgage Trust 2017- 5 X, 1.389%, 03/10/2050	152,705	0.1
18,750,000	(1	),(6),(7)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XB, 0.586%, 12/15/2047	531,218	0.2
570,000	(1	),(6)	Morgan Stanley Capital I Trust 2011-C1 D, 5.599%, 09/15/2047	587,962	0.3
460,000	(1	),(6)	Morgan Stanley Capital I Trust 2011-C1 E, 5.599%, 09/15/2047	474,963	0.2
98,418	(1)		Morgan Stanley Reremic Trust 2012-XA B, 0.250%, 07/27/2049	97,092	0.1
5,290,132	(1	),(6),(7)	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA, 2.053%, 08/10/2049	347,502	0.2
7,110,553	(6	),(7)	Wells Fargo Commercial Mortgage Trust 2016-C37, 1.172%, 12/15/2049	358,535	0.2

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†					Value	Percentage of Net Assets
				United States (continued)
	3,379,165	(1	),(6),(7)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 2.007%, 08/15/2045	$204,412	0.1
	550,000	(1	),(6)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.414%, 03/15/2045	425,053	0.2
	860,000	(1	),(6)	WFRBS Commercial Mortgage Trust 2013-C11 G, 4.414%, 03/15/2045	342,984	0.1
	1,189,192	(1	),(6),(7)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.416%, 03/15/2048	56,315	0.0
	10,139,751	(6	),(7)	WFRBS Commercial Mortgage Trust 2014-C19 XA, 1.275%, 03/15/2047	445,623	0.2
	360,000			Other Securities	352,882	0.2
				Total Commercial Mortgage- Backed Securities (Cost $20,431,118)	20,360,495	9.3
FOREIGN GOVERNMENT BONDS: 7.9%
				Brazil: 0.3%
BRL	705,000			Brazil Notas do Tesouro Nacional Series F, 6.000%, 05/15/2045	574,182	0.3
				Germany: 1.2%
EUR	1,010,000	(9)		Bundesobligation, 0.000%, 10/08/2021	1,200,348	0.5
Principal Amount†				Value	Percentage of Net Assets
EUR	660,000		Bundesrepublik Deutschland Bundesanleihe, 2.500%, 08/15/2046	$1,058,910	0.5
EUR	130,000	(9)	Bundesrepublik Deutschland Bundesanleihe, 0.000%- 2.000%, 08/15/2023- 08/15/2026	151,748	0.1
EUR	180,000		Other Securities	210,793	0.1
				2,621,799	1.2
			Hungary: 0.3%
EUR	650,000		Hungary Government International Bond, 1.750%, 10/10/2027	764,022	0.3
			Indonesia: 0.2%
IDR	5,665,000,000		Other Securities	372,593	0.2
			Italy: 5.5%
EUR	4,840,000		Italy Buoni Poliennali Del Tesoro, 2.200%, 06/01/2027	5,488,642	2.5
EUR	4,900,000		Italy Buoni Poliennali Del Tesoro, 4.500%, 03/01/2026	6,573,271	3.0
				12,061,913	5.5
			Russia: 0.4%
RUB	51,720,000		Russian Federal Bond - OFZ, 7.500%, 08/18/2021	833,190	0.4
			Total Foreign Government Bonds (Cost $17,717,840)	17,227,699	7.9

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: 5.1%
		United States: 5.1%
350,000	(1)	ALM VII R-2 Ltd. 2013- 7R2A A2R, 4.348%, (US0003M + 2.000%), 10/15/2027	$350,566	0.2
240,000	(1)	Apidos CLO XI 2012-11A BR, 4.303%, (US0003M + 1.950%), 01/17/2028	240,286	0.1
210,000	(1)	Apidos CLO XVII 2014- 17A A2R, 4.203%, (US0003M + 1.850%), 04/17/2026	210,049	0.1
370,000	(1)	Apidos CLO XVII 2014- 17A BR, 4.853%, (US0003M + 2.500%), 04/17/2026	370,719	0.2
250,000	(1)	ArrowMark Colorado Holdings 2017-7A C, 3.504%, (US0003M + 1.900%), 07/15/2030	248,300	0.1
250,000	(1)	Avery Point IV CLO Ltd. 2014-1A CR, 4.710%, (US0003M + 2.350%), 04/25/2026	250,141	0.1
250,000	(1)	Babson CLO Ltd. 2014-IA BR, 4.559%, (US0003M + 2.200%), 07/20/2025	250,086	0.1
510,000	(1)	BlueMountain CLO 2012-2A BR, 4.231%, (US0003M + 1.900%), 11/20/2028	510,894	0.2
330,000	(1)	BlueMountain CLO 2014-4A B1R, 4.169%, (US0003M + 1.850%), 11/30/2026	330,133	0.2
Principal Amount†			Value	Percentage of Net Assets
300,000	(1)	BlueMountain CLO 2014-4A CR, 4.869%, (US0003M + 2.550%), 11/30/2026	$300,370	0.1
640,000	(1)	Bristol Park CLO Ltd. 2016-1A B, 4.248%, (US0003M + 1.900%), 04/15/2029	642,299	0.3
290,000	(1)	Carlyle Global Market Strategies CLO Ltd. 2012-4A BR, 4.259%, (US0003M + 1.900%), 01/20/2029	290,569	0.1
250,000	(1)	Cedar Funding II CLO Ltd. 2013-1A CR, 4.677%, (US0003M + 2.350%), 06/09/2030	250,813	0.1
500,000	(1)	Cedar Funding IV CLO Ltd. 2014-4A CR, 4.612%, (US0003M + 2.250%), 07/23/2030	500,593	0.3
330,597	(6)	Citigroup Mortgage Loan Trust 2006-WF1 A2E, 4.988%, 03/25/2036	239,535	0.1
520,000	(1)	Dryden 33 Senior Loan Fund 2014-33A BR, 4.198%, (US0003M + 1.850%), 10/15/2028	520,845	0.3
1,040,000	(1)	Invitation Homes 2018- SFR1 D Trust, 3.535%, (US0001M + 1.450%), 03/17/2037	1,041,996	0.5

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			United States (continued)
250,000	(1)		Madison Park Funding XI Ltd. 2013-11A CR, 4.562%, (US0003M + 2.200%), 07/23/2029	$250,027	0.1
250,000	(1)		Madison Park Funding XXVII Ltd. 2018-27A B, 3.847%, (US0003M + 1.800%), 04/20/2030	249,993	0.1
200,000	(1	),(6)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	193,389	0.1
250,000	(1)		Octagon Investment Partners XIX Ltd. 2014-1A CR, 4.448%, (US0003M + 2.100%), 04/15/2026	250,011	0.1
640,000	(1)		OHA Loan Funding Ltd. 2016-1A B1, 4.159%, (US0003M + 1.800%), 01/20/2028	640,893	0.3
250,000	(1)		Palmer Square CLO 2015-2A BR Ltd., 4.759%, (US0003M + 2.400%), 07/20/2030	251,303	0.1
575,000	(1)		Palmer Square Loan Funding 2017-1A D Ltd., 7.198%, (US0003M + 4.850%), 10/15/2025	562,954	0.3
250,000	(1)		Palmer Square Loan Funding 2018-1A C Ltd., 4.073%, (US0003M + 1.850%), 04/15/2026	248,002	0.1
Principal Amount†				Value	Percentage of Net Assets
266,000	(1)		Recette CLO Ltd. 2015-1A CR, 4.059%, (US0003M + 1.700%), 10/20/2027	$263,873	0.1
250,000	(1)		Thacher Park CLO Ltd. 2014-1A CR, 4.559%, (US0003M + 2.200%), 10/20/2026	250,087	0.1
250,000	(1)		THL Credit Wind River 2013-2A CR CLO Ltd., 4.355%, (US0003M + 2.000%), 10/18/2030	249,995	0.1
560,000	(1)		THL Credit Wind River 2017-3A C CLO Ltd., 4.548%, (US0003M + 2.200%), 10/15/2030	563,192	0.3
250,000	(1)		THL Credit Wind River 2017-4A C CLO Ltd., 4.081%, (US0003M + 1.750%), 11/20/2030	248,427	0.1
300,000	(1	),(6)	Towd Point Mortgage Trust 2017-6 M2, 3.250%, 10/25/2057	278,909	0.1
			Total Asset- Backed Securities (Cost $11,074,137)	11,049,249	5.1
Shares				Value	Percentage of Net Assets
COMMON STOCK: 0.0%
			United States: 0.0%
48,176	(2	),(10),(11)	Other Securities	$57,963	0.0
			Total Common Stock (Cost $1,303,693)	57,963	0.0

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 23.3%
	United States: 23.3%
1,094,454	Voya Emerging Markets Corporate Debt Fund - Class P	$10,408,255	4.7
1,664,556	Voya Emerging Markets Hard Currency Debt Fund - Class P	15,280,628	7.0
3,193,629	Voya Emerging Markets Local Currency Debt Fund - Class P	22,515,083	10.3
368,412	Voya High Yield Bond Fund - Class P	2,888,353	1.3
	Total Mutual Funds (Cost $60,841,012)	51,092,319	23.3
		Value	Percentage of Net Assets
PURCHASED OPTIONS(12): 0.0%
	Total Purchased Options (Cost $562,448)	$46,321	0.0
	Total Long- Term Investments (Cost $214,668,389)	201,113,808	91.8
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 9.1%
	Commercial Paper: 5.2%
3,000,000	Concord Minute, 2.390%, 07/05/2018	$2,999,018	1.4
2,400,000	Consolidated E, 2.940%, 07/03/2018	2,399,420	1.1
4,000,000	Johnson CTLS I, 3.280%, 07/02/2018	3,999,282	1.8
Principal Amount†		Value	Percentage of Net Assets
2,000,000	McDonald's Corp., 2.540%, 07/10/2018	$1,998,610	0.9
		11,396,330	5.2
	Securities Lending Collateral(13): 2.1%
2,208,904	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/29/18, 2.08%, due 07/02/18 (Repurchase Amount $2,209,282, collateralized by various U.S. Government Agency Obligations, 1.691%- 8.500%, Market Value plus accrued interest $2,253,082, due 07/25/18- 06/15/53)	2,208,904	1.0
228,086	Jefferies LLC, Repurchase Agreement dated 06/29/18, 2.00%, due 07/02/18 (Repurchase Amount $228,123, collateralized by various U.S. Government Securities, 0.000%- 2.375%, Market Value plus accrued interest $232,648, due 07/05/18- 09/09/49)	228,086	0.1

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
	Securities Lending Collateral(13)	(continued)
1,104,452	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $1,104,659, collateralized by various U.S. Government Securities, 2.750%- 3.125%, Market Value plus accrued interest $1,126,541, due 11/15/42- 08/15/44)	$1,104,452	0.5
1,104,452	NBC Global Finance Ltd., Repurchase Agreement dated 06/29/18, 1.95%, due 07/02/18 (Repurchase Amount $1,104,629, collateralized by various U.S. Government Securities, 0.000%- 3.625%, Market Value plus accrued interest $1,126,544, due 01/31/20- 09/09/49)	1,104,452	0.5
		4,645,894	2.1
Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.8%
3,891,000	(14)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810% (Cost $3,891,000)	$3,891,000	1.8
		Total Short- Term Investments (Cost $19,934,592)	19,933,224	9.1
		Total Investments in Securities (Cost $234,602,981)	$221,047,032	100.9
		Liabilities in Excess of Other Assets	(2,067,213)	(0.9)
		Net Assets	$218,979,819	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2018.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

(1)  Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)  The grouping contains securities on loan.

(3)  Security, or a portion of the security, is on loan.

(4)  For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(5)  The grouping contains securities in default.

(6)  Variable rate security. Rate shown is the rate in effect as of June 30, 2018.

(7)  Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(8)  The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(9)  Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2018.

(10)  The grouping contains non-income producing securities.

(11)  The grouping contains Level 3 securities.

(12)  The tables below the Portfolio of Investments detail open purchased options which are non-income producing securities.

(13)  Represents securities purchased with cash collateral received for securities on loan.

(14)  Rate shown is the 7-day yield as of June 30, 2018.
See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

BRL  Brazilian Real

EUR  EU Euro

IDR  Indonesian Rupiah

MXN  Mexican Peso

RUB  Russian Ruble

ZAR  South African Rand

Reference Rate Abbreviations:

12MTA  12-month Treasury Average

US0001M  1-month LIBOR

US0003M  3-month LIBOR

US0012M  12-month LIBOR

Sector Diversification	Percentage of Net Assets
Affiliated Investment Companies	23.3%
Collateralized Mortgage Obligations	12.6
U.S. Treasury Obligations	9.3
Commercial Mortgage-Backed Securities	9.3
Foreign Government Bonds	7.9
Financial	7.4
Other Asset-Backed Securities	5.1
Consumer, Non-cyclical	3.6
Energy	3.3
Communications	3.1
Utilities	1.9
Consumer, Cyclical	1.8
U.S. Government Agency Obligations	1.0
Technology	1.0
Basic Materials	0.6
Industrial	0.6
Structured Products	0.0
Purchased Options	0.0
Materials	0.0
Consumer Discretionary	0.0
Short-Term Investments	9.1
Liabilities in Excess of Other Assets	(0.9)
Net Assets	100.0%

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Common Stock
United States	$57,963	$—	$—	$57,963
Total Common Stock	57,963	—	—	57,963
Mutual Funds	51,092,319	—	—	51,092,319
Purchased Options	—	46,321	—	46,321
Corporate Bonds/Notes	—	51,079,416	4,436	51,083,852
Collateralized Mortgage Obligations	—	27,596,954	—	27,596,954
Structured Products	—	—	33,621	33,621
Commercial Mortgage-Backed Securities	—	20,360,495	—	20,360,495
Asset-Backed Securities	—	11,049,249	—	11,049,249
Foreign Government Bonds	—	17,227,699	—	17,227,699
U.S. Treasury Obligations	—	20,287,560	—	20,287,560
U.S. Government Agency Obligations	—	2,277,775	—	2,277,775
Short-Term Investments	3,891,000	16,042,224	—	19,933,224
Total Investments, at fair value	$55,041,282	$165,967,693	$38,057	$221,047,032
Other Financial Instruments+
Centrally Cleared Swaps	—	5,222,522	—	5,222,522
Forward Foreign Currency Contracts	—	2,839,753	—	2,839,753
Forward Premium Swaptions	—	72,545	—	72,545
Futures	330,011	—	—	330,011
Total Assets	$55,371,293	$174,102,513	$38,057	$229,511,863
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(1,458,102)	$—	$(1,458,102)
Forward Foreign Currency Contracts	—	(2,788,581)	—	(2,788,581)
Futures	(70,664)	—	—	(70,664)
Written Options	—	(1,168,528)	—	(1,168,528)
Total Liabilities	$(70,664)	$(5,415,211)	$—	$(5,485,875)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/18	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund — Class P	$10,763,054	$270,947	$—	$(625,746)	$10,408,255	$270,947	$—	$—
Voya Emerging Markets Hard Currency Debt Fund — Class P	16,140,338	391,321	—	(1,251,031)	15,280,628	391,321	—	—
Voya Emerging Markets Local Currency Debt Fund — Class P	24,241,904	566,623	—	(2,293,444)	22,515,083	566,623	—	—
Voya High Yield Bond Fund — Class P	2,890,039	88,616	—	(90,302)	2,888,353	88,616	—	—
	$54,035,335	$1,317,507	$—	$(4,260,523)	$51,092,319	$1,317,507	$—	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2018, the following forward foreign currency contracts were outstanding for Voya Global Bond Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,553,808	IDR	21,686,492,907	Barclays Bank PLC	07/13/18	$41,305
USD	3,567,000	NOK	28,701,293	Barclays Bank PLC	07/13/18	41,483
USD	996,000	CHF	978,132	Barclays Bank PLC	07/13/18	7,428
USD	1,275,000	CHF	1,258,730	Barclays Bank PLC	07/13/18	2,834
USD	1,991,000	IDR	27,811,681,700	Barclays Bank PLC	07/13/18	51,302
CAD	589,967	USD	454,661	Barclays Bank PLC	07/13/18	(5,817)
USD	944,000	CHF	937,755	Barclays Bank PLC	07/13/18	(3,764)
USD	1,367,000	JPY	150,844,417	Barclays Bank PLC	07/13/18	3,609
SEK	17,522,976	USD	2,029,749	Barclays Bank PLC	07/13/18	(71,860)
NOK	26,012,127	USD	3,239,000	Barclays Bank PLC	07/13/18	(43,806)
USD	2,355,000	JPY	258,590,375	Barclays Bank PLC	07/13/18	17,758
USD	882,466	MYR	3,572,664	Barclays Bank PLC	07/13/18	(1,930)
USD	107,327	PHP	5,648,082	Barclays Bank PLC	07/13/18	1,574
KRW	3,175,658,700	USD	2,944,514	Barclays Bank PLC	07/13/18	(93,789)
USD	882,466	MYR	3,574,429	Barclays Bank PLC	07/13/18	(2,367)
USD	284,000	GBP	214,881	Barclays Bank PLC	07/13/18	278
EUR	2,140,544	USD	2,498,000	Barclays Bank PLC	07/13/18	3,603
USD	1,573,000	NOK	12,780,619	Barclays Bank PLC	07/13/18	3,096
USD	1,045,000	GBP	792,674	Barclays Bank PLC	07/13/18	(1,623)
IDR	4,403,449,000	USD	311,000	Barclays Bank PLC	07/13/18	(3,886)
USD	311,000	NOK	2,522,878	Barclays Bank PLC	07/13/18	1,103
NZD	1,769,798	USD	1,217,000	Barclays Bank PLC	07/13/18	(18,304)
USD	619,000	EUR	531,706	Barclays Bank PLC	07/13/18	(2,393)
USD	745,000	GBP	561,431	Barclays Bank PLC	07/13/18	3,703
USD	1,151,000	EUR	992,741	Barclays Bank PLC	07/13/18	(9,192)
TRY	7,916,743	USD	1,653,000	Barclays Bank PLC	08/10/18	41,882
PLN	2,090,778	USD	588,000	Barclays Bank PLC	08/10/18	(29,507)
MXN	21,677	USD	1,057	Barclays Bank PLC	08/10/18	27
USD	1,698,000	ZAR	23,785,742	Barclays Bank PLC	08/10/18	(27,265)
USD	2,218,718	ZAR	27,147,996	Barclays Bank PLC	08/10/18	249,578
HUF	279,504,506	USD	1,032,000	Barclays Bank PLC	08/10/18	(38,441)
USD	990,669	BRL	3,674,281	Barclays Bank PLC	08/10/18	46,882
CLP	650,999,327	USD	1,026,036	Barclays Bank PLC	08/10/18	(29,616)
USD	990,778	BRL	3,674,281	Barclays Bank PLC	08/10/18	46,991
NZD	1,871,687	USD	1,272,000	BNP Paribas	07/13/18	(4,294)
NZD	2,854,518	USD	1,956,000	BNP Paribas	07/13/18	(22,617)
USD	259,000	GBP	195,191	BNP Paribas	07/13/18	1,276
NZD	1,851,889	USD	1,280,000	BNP Paribas	07/13/18	(25,704)
NZD	3,630,013	USD	2,501,000	BNP Paribas	07/13/18	(42,369)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,064,000	GBP	801,494	BNP Paribas	07/13/18	$5,731
USD	1,023,000	EUR	879,920	BNP Paribas	07/13/18	(5,341)
GBP	684,261	USD	917,000	BNP Paribas	07/13/18	(13,522)
USD	1,870,000	EUR	1,597,036	BNP Paribas	07/13/18	3,583
USD	279,000	NZD	395,877	BNP Paribas	07/13/18	10,870
THB	4,194,843	USD	131,000	BNP Paribas	07/13/18	(4,350)
USD	1,621,000	BRL	5,979,350	BNP Paribas	08/10/18	85,126
TRY	4,485,728	USD	932,000	BNP Paribas	08/10/18	28,342
ZAR	9,441,620	USD	701,000	BNP Paribas	08/10/18	(16,166)
USD	110,000	TRY	508,291	BNP Paribas	08/10/18	1,181
USD	599,000	TRY	2,910,741	BNP Paribas	08/10/18	(24,156)
USD	633,000	TRY	2,736,041	BNP Paribas	08/10/18	47,246
JPY	129,630,068	USD	1,181,000	Citibank N.A.	07/13/18	(9,352)
USD	1,276,000	NZD	1,840,746	Citibank N.A.	07/13/18	29,251
GBP	4,686,174	USD	6,278,000	Citibank N.A.	07/13/18	(90,512)
USD	320,000	NOK	2,589,941	Citibank N.A.	07/13/18	1,865
AUD	4,574,730	USD	3,407,000	Citibank N.A.	07/13/18	(21,346)
CAD	3,402,822	USD	2,580,000	Citibank N.A.	07/13/18	8,846
CHF	329,753	USD	331,000	Citibank N.A.	07/13/18	2,273
EUR	773,854	USD	896,000	Citibank N.A.	07/13/18	8,385
USD	1,100,000	AUD	1,495,390	Citibank N.A.	07/13/18	(6,705)
USD	1,083,000	AUD	1,430,791	Citibank N.A.	07/13/18	24,104
USD	1,285,374	THB	40,198,922	Citibank N.A.	07/13/18	71,697
USD	75,000	JPY	8,263,490	Citibank N.A.	07/13/18	311
AUD	1,468,869	USD	1,087,000	Citibank N.A.	07/13/18	77
DKK	3,990,757	USD	633,815	Citibank N.A.	07/13/18	(7,806)
EUR	2,787,184	USD	3,280,000	Citibank N.A.	07/13/18	(22,685)
USD	4,691,000	NZD	6,701,510	Citibank N.A.	07/13/18	152,024
USD	366,000	SEK	3,275,971	Citibank N.A.	07/13/18	(33)
CAD	1,646,036	USD	1,240,000	Citibank N.A.	07/13/18	12,294
USD	201,000	CZK	4,341,176	Citibank N.A.	08/10/18	5,373
USD	1,735,147	COP	5,022,261,113	Citibank N.A.	08/10/18	24,630
USD	633,000	TRY	2,754,771	Citibank N.A.	08/10/18	43,236
HUF	278,848,500	USD	1,034,000	Citibank N.A.	08/10/18	(42,773)
ZAR	2,019,172	USD	153,000	Citibank N.A.	08/10/18	(6,542)
USD	899,000	HUF	243,768,615	Citibank N.A.	08/10/18	32,472
CZK	32,608,705	USD	1,542,000	Citibank N.A.	08/10/18	(72,547)
USD	1,162,000	CZK	24,156,597	Citibank N.A.	08/10/18	73,426
USD	1,162,000	CZK	24,137,227	Citibank N.A.	08/10/18	74,299
PLN	2,459,630	USD	666,000	Citibank N.A.	08/10/18	(8,978)
USD	1,400,000	CZK	29,677,564	Citibank N.A.	08/10/18	62,634
PLN	2,090,657	USD	588,000	Citibank N.A.	08/10/18	(29,539)
RUB	2,772,334	USD	44,000	Citibank N.A.	08/10/18	(41)
USD	22,000	CZK	480,374	Citibank N.A.	08/10/18	353
USD	910,000	PLN	3,302,563	Citibank N.A.	08/10/18	27,812
USD	563,000	CZK	12,133,207	Citibank N.A.	08/10/18	16,239
USD	3,268,000	AUD	4,445,708	Credit Suisse International	07/13/18	(22,168)
USD	3,286,000	EUR	2,780,951	Credit Suisse International	07/13/18	35,968
NZD	1,444,795	USD	1,009,000	Credit Suisse International	07/13/18	(30,431)
USD	958,000	NOK	7,775,112	Credit Suisse International	07/13/18	2,946
IDR	8,306,523,680	USD	592,000	Credit Suisse International	07/13/18	(12,670)
USD	2,034,000	AUD	2,734,114	Credit Suisse International	07/13/18	10,544
USD	2,225,000	AUD	3,010,614	Credit Suisse International	07/13/18	(3,087)
TRY	4,440,923	USD	932,000	Credit Suisse International	08/10/18	18,750
USD	471,000	EUR	398,764	Deutsche Bank AG	07/13/18	4,974
USD	3,493,000	SEK	30,149,505	Deutsche Bank AG	07/13/18	124,315
USD	1,098,000	EUR	943,223	Deutsche Bank AG	07/13/18	(4,322)
USD	439,000	CAD	574,453	Deutsche Bank AG	07/13/18	1,960
CAD	7,278,849	USD	5,613,000	Deutsche Bank AG	07/13/18	(75,297)
USD	741,000	JPY	81,799,509	Deutsche Bank AG	07/13/18	1,664
JPY	242,729,763	USD	2,202,000	Deutsche Bank AG	07/13/18	(8,113)
USD	2,025,000	GBP	1,522,718	Deutsche Bank AG	07/13/18	14,448
AUD	671,057	USD	495,000	Deutsche Bank AG	07/13/18	1,634
EUR	1,805,381	USD	2,105,000	Deutsche Bank AG	07/13/18	4,906
TRY	8,223,724	USD	1,742,000	Deutsche Bank AG	08/10/18	18,603
USD	657,000	TRY	3,131,955	Deutsche Bank AG	08/10/18	(13,515)
USD	657,000	TRY	3,061,590	Deutsche Bank AG	08/10/18	1,549
USD	2,607,000	NOK	21,138,340	Goldman Sachs International	07/13/18	10,477
CAD	2,632,460	USD	1,980,000	Goldman Sachs International	07/13/18	22,759
USD	244,000	SEK	2,199,357	Goldman Sachs International	07/13/18	(1,740)
GBP	7,396,000	USD	9,914,061	Goldman Sachs International	07/13/18	(148,598)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	31,383,493	USD	3,912,668	Goldman Sachs International	07/13/18	$(57,684)
CHF	1,008,440	USD	1,013,000	Goldman Sachs International	07/13/18	6,205
SEK	29,948,564	USD	3,465,000	Goldman Sachs International	07/13/18	(118,767)
AUD	4,761,817	USD	3,624,000	Goldman Sachs International	07/13/18	(99,887)
USD	1,573,000	NOK	12,865,038	Goldman Sachs International	07/13/18	(7,274)
USD	800,000	PHP	42,699,200	Goldman Sachs International	07/13/18	513
CHF	2,402,963	USD	2,441,000	Goldman Sachs International	07/13/18	(12,388)
IDR	199,251,603	USD	14,018	Goldman Sachs International	07/13/18	(121)
EUR	1,589,961	USD	1,841,000	Goldman Sachs International	07/13/18	17,150
USD	4,165,000	CHF	4,092,806	Goldman Sachs International	07/13/18	28,506
EUR	38,640,104	USD	45,707,742	Goldman Sachs International	07/13/18	(549,974)
MYR	2,181,955	USD	556,692	Goldman Sachs International	07/13/18	(16,560)
USD	581,716	RUB	36,497,639	Goldman Sachs International	08/10/18	3,003
USD	849,000	TRY	4,085,833	Goldman Sachs International	08/10/18	(25,729)
USD	849,000	TRY	4,065,161	Goldman Sachs International	08/10/18	(21,303)
USD	348,000	PLN	1,287,414	Goldman Sachs International	08/10/18	4,103
USD	581,801	RUB	36,497,639	Goldman Sachs International	08/10/18	3,087
USD	45,000	RUB	2,812,245	Goldman Sachs International	08/10/18	409
USD	444,000	CLP	277,368,572	Goldman Sachs International	08/10/18	19,459
USD	988,266	HUF	247,744,616	Goldman Sachs International	08/10/18	107,605
USD	546,000	PLN	1,998,786	Goldman Sachs International	08/10/18	12,080
ZAR	9,291,535	USD	701,000	Goldman Sachs International	08/10/18	(27,052)
USD	811,000	BRL	3,007,512	Goldman Sachs International	08/10/18	38,481
USD	581,685	RUB	36,497,639	Goldman Sachs International	08/10/18	2,972
CZK	30,634,602	USD	1,447,000	Goldman Sachs International	08/10/18	(66,507)
CZK	15,092	USD	713	Goldman Sachs International	08/10/18	(32)
BRL	4,602,423	USD	1,177,000	Goldman Sachs International	08/10/18	5,192
BRL	4,520,622	USD	1,177,000	Goldman Sachs International	08/10/18	(15,820)
USD	581,695	RUB	36,497,639	Goldman Sachs International	08/10/18	2,981
USD	69,000	HKD	539,904	HSBC Bank USA N.A.	07/13/18	173
USD	1,530,829	TRY	6,492,773	HSBC Bank USA N.A.	08/10/18	140,802
USD	1,732,356	PLN	5,857,893	HSBC Bank USA N.A.	08/10/18	167,582
CZK	11,337,574	USD	555,258	HSBC Bank USA N.A.	08/10/18	(44,351)
ZAR	54,000	USD	3,902	HSBC Bank USA N.A.	08/10/18	14
USD	1,703,371	MXN	34,289,959	HSBC Bank USA N.A.	08/10/18	(12,574)
USD	607,889	PEN	1,993,223	HSBC Bank USA N.A.	08/10/18	1,874
USD	992,459	BRL	3,674,281	HSBC Bank USA N.A.	08/10/18	48,672
USD	715,241	RON	2,685,608	HSBC Bank USA N.A.	08/10/18	43,948
IDR	8,982,710,000	USD	635,000	JPMorgan Chase Bank N.A.	07/13/18	(8,510)
USD	260,000	CHF	257,221	JPMorgan Chase Bank N.A.	07/13/18	33
CAD	0	USD	—	JPMorgan Chase Bank N.A.	07/13/18	—
USD	3,636,407	AUD	4,774,186	JPMorgan Chase Bank N.A.	07/13/18	103,139
CAD	1,370,681	USD	1,031,000	JPMorgan Chase Bank N.A.	07/13/18	11,806
JPY	100,678,429	USD	915,000	JPMorgan Chase Bank N.A.	07/13/18	(5,029)
JPY	90,588,226	USD	825,000	JPMorgan Chase Bank N.A.	07/13/18	(6,228)
USD	1,094,000	EUR	942,117	JPMorgan Chase Bank N.A.	07/13/18	(7,030)
USD	3,449,414	NZD	4,900,886	JPMorgan Chase Bank N.A.	07/13/18	130,013
USD	713,000	EUR	613,357	JPMorgan Chase Bank N.A.	07/13/18	(3,816)
JPY	31,791,465	USD	288,000	JPMorgan Chase Bank N.A.	07/13/18	(656)
USD	800,000	AUD	1,068,155	JPMorgan Chase Bank N.A.	07/13/18	9,483
JPY	3,903,788,643	USD	35,586,066	JPMorgan Chase Bank N.A.	07/13/18	(302,087)
EUR	53,240	USD	62,902	JPMorgan Chase Bank N.A.	07/13/18	(681)
USD	466,000	CHF	463,455	JPMorgan Chase Bank N.A.	07/13/18	(2,402)
CHF	6,154,098	USD	6,264,688	JPMorgan Chase Bank N.A.	07/13/18	(44,900)
USD	353,000	CAD	468,060	JPMorgan Chase Bank N.A.	07/13/18	(3,098)
CHF	293,251	USD	295,000	JPMorgan Chase Bank N.A.	07/13/18	1,381
CZK	16,618,768	USD	786,000	JPMorgan Chase Bank N.A.	08/10/18	(37,105)
USD	1,139,000	HUF	305,114,807	JPMorgan Chase Bank N.A.	08/10/18	54,404
USD	910,000	PLN	3,340,629	JPMorgan Chase Bank N.A.	08/10/18	17,644
USD	2,552,000	GBP	1,932,831	Morgan Stanley	07/13/18	(54)
CAD	331,470	USD	249,000	Morgan Stanley	07/13/18	3,180
USD	5,626,000	CAD	7,324,314	Morgan Stanley	07/13/18	53,707
NZD	1,238,960	USD	870,000	Morgan Stanley	07/13/18	(30,845)
USD	137,000	KRW	145,798,825	Morgan Stanley	07/13/18	6,119
CAD	314,924	USD	237,000	Morgan Stanley	07/13/18	2,593
AUD	436,703	USD	332,000	Morgan Stanley	07/13/18	(8,806)
USD	1,269,000	GBP	965,381	Morgan Stanley	07/13/18	(5,661)
USD	1,587,000	NOK	13,001,190	Morgan Stanley	07/13/18	(9,998)
SGD	648,988	USD	493,286	Morgan Stanley	07/13/18	(16,872)
USD	3,372,000	GBP	2,517,538	Morgan Stanley	07/13/18	47,916
GBP	2,665,755	USD	3,488,000	Morgan Stanley	07/13/18	31,785

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HKD	762,813	USD	97,742	Morgan Stanley	07/13/18	$(499)
GBP	2,017,479	USD	2,684,000	Morgan Stanley	07/13/18	(20,179)
NOK	7,468,533	USD	917,000	Morgan Stanley	07/13/18	396
USD	887,000	CHF	880,827	Morgan Stanley	07/13/18	(3,229)
USD	1,607,000	GBP	1,211,754	Morgan Stanley	07/13/18	7,035
USD	111,000	ZAR	1,400,472	Morgan Stanley	08/10/18	9,419
ILS	955,265	USD	273,403	Morgan Stanley	08/10/18	(11,551)
AUD	1,130,364	USD	839,000	The Bank of New York Mellon	07/13/18	(2,443)
						$51,172

At June 30, 2018, the following futures contracts were outstanding for Voya Global Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
30-year German Government Bond	25	09/06/18	$5,187,958	$30,825
Australia 10-Year Bond	11	09/17/18	1,053,075	13,649
Australia 3-Year Bond	36	09/17/18	2,966,392	10,210
Canada 10-Year Bond	22	09/19/18	2,287,772	47,998
Euro-Bobl 5-Year	54	09/06/18	8,334,809	17,412
Euro-OAT	66	09/06/18	11,911,154	114,730
Euro-Schatz	116	09/06/18	15,183,590	(1,771)
Japanese Government Bonds 10-Year Mini	1	09/11/18	136,242	143
Long Gilt	35	09/26/18	5,684,290	19,566
Short Gilt	9	09/26/18	1,224,951	(998)
U.S. Treasury Long Bond	16	09/19/18	2,320,000	(6,658)
U.S. Treasury Ultra Long Bond	8	09/19/18	1,276,500	(3,355)
			$57,566,733	$241,751
Short Contracts:
Euro-Bund	(19)	09/06/18	(3,606,696)	(39,794)
U.S. Treasury 10-Year Note	(10)	09/19/18	(1,201,875)	(6,270)
U.S. Treasury 2-Year Note	(4)	09/28/18	(847,313)	242
U.S. Treasury 5-Year Note	(68)	09/28/18	(7,725,969)	(11,818)
U.S. Treasury Ultra 10-Year Note	(115)	09/19/18	(14,746,953)	75,236
			$(28,128,806)	$17,596

At June 30, 2018, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month CAD-CDOR	Semi-Annual	2.960%	Semi-Annual	11/21/44	CAD	1,000,000	$46,597	$38,704
Pay	6-month EUR-EURIBOR	Semi-Annual	0.294	Annual	02/10/23	EUR	2,400,000	10,782	11,395
Pay	6-month EUR-EURIBOR	Semi-Annual	0.325	Annual	02/16/23	EUR	100,000	608	624
Pay	6-month GBP-LIBOR	Semi-Annual	2.899	Semi-Annual	08/22/44	GBP	2,000,000	740,293	854,718
Pay	6-month JPY-LIBOR	Semi-Annual	(0.165)	Semi-Annual	07/14/18	JPY	619,500,000	(498)	(1,579)
Pay	6-month JPY-LIBOR	Semi-Annual	(0.105)	Semi-Annual	03/07/21	JPY	750,000,000	(29,438)	(30,112)
Pay	6-month JPY-LIBOR	Semi-Annual	(0.199)	Semi-Annual	07/14/21	JPY	512,300,000	(37,033)	(39,395)
Pay	6-month JPY-LIBOR	Semi-Annual	(0.020)	Semi-Annual	03/07/23	JPY	750,000,000	(39,030)	(37,554)
Pay	6-month JPY-LIBOR	Semi-Annual	0.754	Semi-Annual	05/21/24	JPY	1,855,000,000	609,357	582,838
Pay	6-month JPY-LIBOR	Semi-Annual	0.558	Semi-Annual	02/24/25	JPY	1,084,559,370	258,872	232,307
Pay	6-month JPY-LIBOR	Semi-Annual	(0.092)	Semi-Annual	07/14/26	JPY	652,900,000	(143,434)	(146,570)
Pay	6-month JPY-LIBOR	Semi-Annual	0.387	Semi-Annual	03/02/31	JPY	7,700,000	(110)	25
Pay	6-month JPY-LIBOR	Semi-Annual	0.360	Semi-Annual	03/03/31	JPY	867,000,000	(39,142)	(23,061)
Pay	6-month JPY-LIBOR	Semi-Annual	0.623	Semi-Annual	03/02/36	JPY	6,200,000	255	397
Pay	6-month JPY-LIBOR	Semi-Annual	0.585	Semi-Annual	03/03/36	JPY	693,000,000	(12,230)	4,996
Pay	6-month JPY-LIBOR	Semi-Annual	1.289	Semi-Annual	02/04/45	JPY	1,015,000,000	1,135,412	1,093,199
Pay	3-month USD-LIBOR	Quarterly	2.932	Semi-Annual	03/16/22	USD	255,600,000	(239,841)	(239,841)
Pay	3-month USD-LIBOR	Quarterly	2.904	Semi-Annual	06/29/28	USD	54,100,000	(95,283)	(95,283)
Pay	1-month USD-LIBOR	Monthly	2.400	Monthly	10/27/32	USD	690,000	(39,351)	(39,262)
Pay	1-month USD-LIBOR	Monthly	2.488	Monthly	10/27/47	USD	800,000	(54,254)	(54,143)
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.123)	Annual	02/11/19	EUR	200,000	(215)	(194)
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.095)	Annual	02/16/19	EUR	100,000	(131)	(119)
Receive	6-month EUR-EURIBOR	Semi-Annual	0.056	Annual	02/10/21	EUR	100,000	(456)	(469)
Receive	6-month EUR-EURIBOR	Semi-Annual	1.143	Annual	02/04/46	EUR	500,000	43,752	39,332

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	6-month JPY-LIBOR	Semi-Annual	(0.030)%	Semi-Annual	03/02/23	JPY	15,400,000	$860	$829
Receive	6-month JPY-LIBOR	Semi-Annual	(0.044)	Semi-Annual	03/03/23	JPY	1,733,000,000	107,061	102,996
Receive	6-month JPY-LIBOR	Semi-Annual	0.119	Semi-Annual	03/02/26	JPY	10,900,000	589	500
Receive	6-month JPY-LIBOR	Semi-Annual	0.103	Semi-Annual	03/03/26	JPY	1,231,000,000	80,131	69,497
Receive	6-month JPY-LIBOR	Semi-Annual	0.373	Semi-Annual	03/07/31	JPY	350,000,000	11,051	4,689
Receive	6-month JPY-LIBOR	Semi-Annual	0.178	Semi-Annual	07/14/36	JPY	326,600,000	224,675	225,788
Receive	6-month JPY-LIBOR	Semi-Annual	1.443	Semi-Annual	02/24/45	JPY	468,636,765	(689,329)	(659,077)
Receive	6-month JPY-LIBOR	Semi-Annual	0.233	Semi-Annual	07/14/46	JPY	172,300,000	240,722	243,469
Receive	1-month USD-LIBOR	Monthly	1.578	Monthly	10/27/18	USD	35,780,000	71,803	70,460
Receive	1-month USD-LIBOR	Monthly	1.720	Monthly	10/27/19	USD	18,320,000	189,222	188,245
Receive	1-month USD-LIBOR	Monthly	2.656	Monthly	06/19/20	USD	8,150,000	(4,581)	(4,581)
Receive	1-month USD-LIBOR	Monthly	1.079	Monthly	04/04/21	USD	7,500,000	326,686	326,687
Receive	1-month USD-LIBOR	Monthly	1.983	Monthly	10/27/22	USD	23,590,000	749,080	747,133
Receive	3-month USD-LIBOR	Quarterly	2.939	Semi-Annual	03/16/23	USD	262,500,000	(72,279)	(72,279)
Receive	1-month USD-LIBOR	Monthly	2.816	Monthly	06/19/23	USD	1,716,000	(3,873)	(3,873)
Receive	1-month USD-LIBOR	Monthly	2.514	Monthly	01/24/25	USD	1,210,000	20,135	20,135
Receive	1-month USD-LIBOR	Monthly	2.728	Monthly	03/01/25	USD	4,110,000	15,303	15,303
Receive	1-month USD-LIBOR	Monthly	2.210	Monthly	10/27/26	USD	3,590,000	162,110	161,723
Receive	1-month USD-LIBOR	Monthly	2.681	Monthly	02/02/28	USD	1,690,000	21,560	21,560
Receive	1-month USD-LIBOR	Monthly	2.884	Monthly	06/19/28	USD	910,000	(3,922)	(3,922)
Receive	1-month USD-LIBOR	Monthly	2.390	Monthly	12/11/32	USD	400,000	23,474	23,474
Receive	1-month USD-LIBOR	Monthly	2.962	Monthly	04/30/33	USD	530,000	(6,788)	(6,788)
Receive	3-month USD-LIBOR	Quarterly	2.188	Semi-Annual	04/04/46	USD	900,000	141,499	141,499
								$3,720,671	$3,764,420

At June 30, 2018, the following over-the-counter purchased interest rate swaptions were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Call on 10-Year Interest Rate Swap	BNP Paribas	2.768%	Receive	3-month USD-LIBOR	07/11/18	USD	61,625,000	$24,148	$10,507
Put on 10-Year Interest Rate Swap	Barclays Bank PLC	3.400%	Pay	3-month USD-LIBOR	08/20/18	USD	47,400,000	162,444	9,492
Put on 10-Year Interest Rate Swap	BNP Paribas	3.068%	Pay	3-month USD-LIBOR	07/11/18	USD	61,625,000	24,148	16,908
Put on 10-Year Interest Rate Swap	Citibank N.A.	3.332%	Pay	3-month USD-LIBOR	07/25/18	USD	47,400,000	184,860	1,199
Put on 10-Year Interest Rate Swap	Deutsche Bank AG	3.375%	Pay	3-month USD-LIBOR	08/15/18	USD	47,400,000	166,848	8,215
								$562,448	$46,321

At June 30, 2018, the following over-the-counter written interest rate swaptions were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap	Barclays Bank PLC	2.900%	Pay	3-month USD-LIBOR	08/20/18	USD	47,400,000	$146,328	$(269,500)
Call on 10-Year Interest Rate Swap	BNP Paribas	2.913%	Pay	3-month USD-LIBOR	07/25/18	USD	61,625,000	326,110	(250,220)
Call on 10-Year Interest Rate Swap	Citibank N.A.	2.832%	Pay	3-month USD-LIBOR	07/25/18	USD	47,400,000	172,536	(82,573)
Call on 10-Year Interest Rate Swap	Deutsche Bank AG	2.875%	Pay	3-month USD-LIBOR	08/15/18	USD	47,400,000	150,495	(210,697)
Put on 10-Year Interest Rate Swap	BNP Paribas	2.913%	Receive	3-month USD-LIBOR	07/25/18	USD	61,625,000	326,111	(355,538)
								$1,121,580	$(1,168,528)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

At June 30, 2018, the following over-the-counter forward premium swaptions were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium Receivable/ (Payable) at Expiration	Unrealized Appreciation/ (Depreciation)
Call on 5-Year Interest Rate Swap (Purchased)	Bank of America N.A.	0.000%	Receive	3-month USD-LIBOR	02/20/19	USD	10,170,000	$(541,552)	$13,458
Call on 5-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Receive	3-month USD-LIBOR	04/25/19	USD	14,449,000	763,991	23,918
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	0.000%	Receive	3-month USD-LIBOR	02/13/19	USD	10,170,000	(551,520)	3,701
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	0.000%	Receive	3-month USD-LIBOR	03/06/19	USD	10,170,000	(544,858)	10,010
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	0.000%	Receive	3-month USD-LIBOR	04/25/19	USD	16,061,000	854,445	21,458
								$(19,494)	$72,545

Currency Abbreviations

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

COP — Colombian Peso

CZK — Czech Koruna

DKK — Danish Krone

EUR — EU Euro

GBP — British Pound

HKD — Hong Kong Sar Dollar

HUF — Hungarian Forint

IDR — Indonesian Rupiah

ILS — Israeli New Shekel

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PEN — Peruvian Nuevo Sol

PHP — Philippine Peso

PLN — Polish Zloty

RON — Romanian New Leu

RUB — Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

THB — Thai Baht

TRY — Turkish Lira

USD — United States Dollar

ZAR — South African Rand

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Investments in securities at value*	$46,321
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	2,839,753
Interest rate contracts	Unrealized appreciation on forward premium swaptions**	72,545
Interest rate contracts	Net Assets — Unrealized appreciation***	330,011
Interest rate contracts	Net Assets — Unrealized appreciation****	5,222,522
Total Asset Derivatives		$8,511,152
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$2,788,581
Interest rate contracts	Net Assets — Unrealized depreciation***	70,664
Interest rate contracts	Net Assets — Unrealized depreciation****	1,458,102
Interest rate contracts	Written options, at fair value	1,168,528
Total Liability Derivatives		$5,485,875

*  Includes purchased options.

**  Includes cumulative appreciation/depreciation of forward premium swaptions as reported in the following the Portfolio of Investments.

***  Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

****  Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments. Only current day's variation margin receivable/payable is shown on the Statement of Assets and Liabiliites.

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2018 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Equity contracts	$—	$—	$(30,468)	$—	$—	$(30,468)
Credit Contracts	—	—	—	77,798	—	77,798
Foreign exchange contracts	201,600	(194,471)	—	—	108,675	115,804
Interest rate contracts	5,123,560	—	664,802	1,254,393	(4,054,228)	2,988,527
Total	$5,325,160	$(194,471)	$634,334	$1,332,191	$(3,945,553)	$3,151,661
	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$(8,193)	$—	$(8,193)
Foreign exchange contracts	—	(1,296,479)	—	—	—	(1,296,479)
Interest rate contracts	24,194	—	464,756	708,905	(647,112)	550,743
Total	$24,194	$(1,296,479)	$464,756	$700,712	$(647,112)	$(753,929)

*  Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2018:

	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley	Morgan Stanley Capital Services LLC	The Bank of New York Mellon	Totals
Assets:
Purchased options	$—	$9,492	$27,415	$1,199	$—	$8,215	$—	$—	$—	$—	$—	$—	$46,321
Forward premium swaptions	13,458	23,918	—	—	—	—	—	—	—	—	35,169	—	72,545
Forward foreign currency contracts	—	564,436	183,355	671,601	68,208	174,053	284,982	403,065	327,903	162,150	—	—	2,839,753
Total Assets	$13,458	$597,846	$210,770	$672,800	$68,208	$182,268	$284,982	$403,065	$327,903	$162,150	$35,169	$—	$2,958,619
Liabilities:
Forward foreign currency contracts	$—	$383,560	$158,519	$318,859	$68,356	$101,247	$1,169,436	$56,925	$421,542	$107,694	$—	$2,443	$2,788,581
Written options	—	269,500	605,758	82,573	—	210,697	—	—	—	—	—	—	1,168,528
Total Liabilities	$—	$653,060	$764,277	$401,432	$68,356	$311,944	$1,169,436	$56,925	$421,542	$107,694	$—	$2,443	$3,957,109
Net OTC derivative instruments by counterparty, at fair value	$13,458	$(55,214)	$(553,507)	$271,368	$(148)	$(129,676)	$(884,454)	$346,140	$(93,639)	$54,456	$35,169	$(2,443)	$(998,490)
Total collateral pledged by the Portfolio/ (Received from counterparty)	$—	$55,214	$—	$(226,000)	$—	$50,000	$—	$(346,140)	$—	$—	$(35,169)	$—	$(502,095)
Net Exposure(1)(2)	$13,458	$—	$(553,507)	$45,368	$(148)	$(79,676)	$(884,454)	$—	$(93,639)	$54,456	$—	$(2,443)	$(1,500,585)

(1)  Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)  At June 30, 2018, the Portfolio pledged $330,000 in cash collateral from Barclays Bank PLC. In addition, the Portfolio received $410,000 and $40,000 in cash collateral from HSBC Bank USA N.A and Morgan Stanley Capital Services LLC, respectively. Excess cash collateral is not shown for financial reporting purposes.

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

  Cost for federal income tax purposes was $233,486,649.

Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$10,373,589
Gross Unrealized Depreciation	(19,678,054)
Net Unrealized Depreciation	$(9,304,465)

See Accompanying Notes to Financial Statements

VY® AMERICAN CENTURY  SUMMARY PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2018 (UNAUDITED)

Sector Diversification
as of June 30, 2018
(as a percentage of net assets)

Financials	24.9%
Industrials	16.3%
Consumer Staples	9.5%
Energy	7.9%
Information Technology	7.7%
Materials	7.5%
Health Care	7.2%
Real Estate	5.8%
Consumer Discretionary	5.3%
Utilities	4.7%
Exchange-Traded Funds	1.1%
Assets in Excess of Other Liabilities*	2.1%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares				Value	Percentage of Net Assets
COMMON STOCK: 96.7%
			Consumer Discretionary: 5.3%
20,652			Advance Auto Parts, Inc.	$2,802,477	0.8
585,061	(1	),(2)	Other Securities	16,467,876	4.5
				19,270,353	5.3
			Consumer Staples: 9.5%
121,692			Conagra Brands, Inc.	4,348,055	1.2
50,914			Kellogg Co.	3,557,361	1.0
75,921			Mondelez International, Inc.	3,112,761	0.8
319,347			Orkla ASA	2,793,931	0.8
54,384			Sysco Corp.	3,713,883	1.0
65,419	(3)		US Foods Holding Corp.	2,474,147	0.7
252,191	(1	),(2)	Other Securities	14,593,785	4.0
				34,593,923	9.5
			Energy: 7.9%
93,604			Baker Hughes a GE Co.	3,091,740	0.9
26,744			Cimarex Energy Co.	2,720,935	0.8
76,256			Devon Energy Corp.	3,352,214	0.9
68,592			EQT Corp.	3,784,907	1.0
70,991			National Oilwell Varco, Inc.	3,081,009	0.8
97,477			Noble Energy, Inc.	3,438,989	0.9
306,354	(1	),(2)	Other Securities	9,330,244	2.6
				28,800,038	7.9
			Financials: 24.9%
24,613			Ameriprise Financial, Inc.	3,442,866	1.0
36,454			Bank of Hawaii Corp.	3,040,993	0.9
58,250			Bank of the Ozarks, Inc.	2,623,580	0.7
68,889			BankUnited, Inc.	2,814,116	0.8
95,036			BB&T Corp.	4,793,616	1.3
28,877			Chubb Ltd.	3,667,956	1.0
45,953			Commerce Bancshares, Inc.	2,973,619	0.8
Shares				Value	Percentage of Net Assets
194,572	(4	),(5)	Compass Diversified Holdings	$3,366,096	0.9
118,077	(4)		Home Bancshares, Inc./ Conway AR	2,663,817	0.7
187,518			Invesco Ltd.	4,980,478	1.4
19,690			M&T Bank Corp.	3,350,253	0.9
53,628			Northern Trust Corp.	5,517,785	1.5
39,974			SunTrust Banks, Inc.	2,639,083	0.7
53,086			UMB Financial Corp.	4,046,746	1.1
265,189			Valley National Bancorp	3,224,698	0.9
1,117,752	(1	),(2)	Other Securities	37,591,662	10.3
				90,737,364	24.9
			Health Care: 7.2%
58,172			Cardinal Health, Inc.	2,840,539	0.8
64,360	(3)		LifePoint Health, Inc.	3,140,768	0.8
24,923	(3	),(6)	Siemens Healthineers AG	1,027,043	0.3
64,546			Zimmer Biomet Holdings, Inc.	7,193,006	2.0
134,812	(2)		Other Securities	12,030,716	3.3
				26,232,072	7.2
			Industrials: 16.2%
32,572			Eaton Corp. PLC	2,434,431	0.7
45,376			Emerson Electric Co.	3,137,297	0.8
150,857			Heartland Express, Inc.	2,798,397	0.8
47,435			Hubbell, Inc.	5,015,777	1.4
27,006			Ingersoll-Rand PLC - Class A	2,423,249	0.7
152,478			Johnson Controls International plc	5,100,389	1.4
43,039			MSC Industrial Direct Co.	3,651,859	1.0
50,293			Southwest Airlines Co.	2,558,908	0.7
961,718	(1	),(2)	Other Securities	31,618,686	8.7
				58,738,993	16.2

See Accompanying Notes to Financial Statements

VY® AMERICAN CENTURY  SUMMARY PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Shares				Value	Percentage of Net Assets
			Information Technology: 7.7%
57,472			Maxim Integrated Products	$3,371,308	0.9
637,757	(1	),(2)	Other Securities	24,610,988	6.8
				27,982,296	7.7
			Materials: 7.5%
88,051			Bemis Co., Inc.	3,716,633	1.0
442,372			Graphic Packaging Holding Co.	6,418,818	1.8
119,241			Silgan Holdings, Inc.	3,199,236	0.9
56,274			Sonoco Products Co.	2,954,385	0.8
77,727			WestRock Co.	4,431,993	1.2
214,443			Other Securities	6,671,812	1.8
				27,392,877	7.5
			Real Estate: 5.8%
136,319			Weyerhaeuser Co.	4,970,191	1.4
775,923	(1)		Other Securities	16,182,760	4.4
				21,152,951	5.8
			Utilities: 4.7%
41,931			Edison International	2,652,974	0.8
51,082			NorthWestern Corp.	2,924,445	0.8
78,970			Xcel Energy, Inc.	3,607,350	1.0
108,934			Other Securities	7,707,688	2.1
				16,892,457	4.7
			Total Common Stock (Cost $328,706,028)	351,793,324	96.7
EXCHANGE-TRADED FUNDS: 1.1%
46,503			iShares Russell Midcap Value Index Fund	4,115,051	1.1
			Total Exchange-Traded Funds (Cost $4,115,036)	4,115,051	1.1
PREFERRED STOCK: 0.1%
			Industrials: 0.1%
5,780	(2)		Other Securities	361,134	0.1
			Total Preferred Stock (Cost $308,095)	361,134	0.1
			Total Long-Term Investments (Cost $333,129,159)	356,269,509	97.9
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.5%
	Securities Lending Collateral(7): 3.3%
5,722,101	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/29/18, 2.08%, due 07/02/18 (Repurchase Amount $5,723,079, collateralized by various U.S. Government Agency Obligations, 1.691%-8.500%, Market Value plus accrued interest $5,836,543, due 07/25/18-06/15/53)	$5,722,101	1.6
591,523	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $591,634, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $603,354, due 11/15/42-08/15/44)	591,523	0.1
2,856,451	NBC Global Finance Ltd., Repurchase Agreement dated 06/29/18, 1.95%, due 07/02/18 (Repurchase Amount $2,856,909, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $2,913,588, due 01/31/20-09/09/49)	2,856,451	0.8
2,856,451	State of Wisconsin Investment Board, Repurchase Agreement dated 06/29/18, 2.30%, due 07/02/18 (Repurchase Amount $2,856,991, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,913,601, due 07/15/19-02/15/48)	2,856,451	0.8
		12,026,526	3.3

See Accompanying Notes to Financial Statements

VY® AMERICAN CENTURY  SUMMARY PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Mutual Funds: 2.2%
7,816,187	(8)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.800% (Cost $7,816,187)	$7,816,187	2.2
		Total Short-Term Investments (Cost $19,842,713)	19,842,713	5.5
		Total Investments in Securities (Cost $352,971,872)	$376,112,222	103.4
		Liabilities in Excess of Other Assets	(12,273,422)	(3.4)
		Net Assets	$363,838,800	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2018.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

(1)  The grouping contains securities on loan.

(2)  The grouping contains non-income producing securities.

(3)  Non-income producing security.

(4)  Security, or a portion of the security, is on loan.

(5)  Security is a Master Limited Partnership.

(6)  Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(7)  Represents securities purchased with cash collateral received for securities on loan.

(8)  Rate shown is the 7-day yield as of June 30, 2018.

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$19,270,353	$—	$—	$19,270,353
Consumer Staples	31,799,992	2,793,931	—	34,593,923
Energy	28,800,038	—	—	28,800,038
Financials	90,737,364	—	—	90,737,364
Health Care	25,205,029	1,027,043	—	26,232,072
Industrials	56,691,128	2,047,865	—	58,738,993
Information Technology	27,982,296	—	—	27,982,296
Materials	27,392,877	—	—	27,392,877
Real Estate	21,152,951	—	—	21,152,951
Utilities	16,892,457	—	—	16,892,457
Total Common Stock	345,924,485	5,868,839	—	351,793,324
Exchange-Traded Funds	4,115,051	—	—	4,115,051
Preferred Stock	361,134	—	—	361,134
Short-Term Investments	7,816,187	12,026,526	—	19,842,713
Total Investments, at fair value	$358,216,857	$17,895,365	$—	$376,112,222
Other Financial Instruments+
Forward Foreign Currency Contracts	—	31,863	—	31,863
Total Assets	$358,216,857	$17,927,228	$—	$376,144,085
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(32,280)	$—	$(32,280)
Total Liabilities	$—	$(32,280)	$—	$(32,280)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

VY® AMERICAN CENTURY  SUMMARY PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

At June 30, 2018, the following forward foreign currency contracts were outstanding for VY® American Century Small-Mid Cap Value Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	911,655	EUR	774,401	Credit Suisse AG	09/28/18	$1,233
EUR	21,290	USD	24,986	Credit Suisse AG	09/28/18	44
USD	2,402,156	NOK	19,407,857	Goldman Sachs & Co.	09/28/18	10,767
USD	238,062	GBP	180,854	Morgan Stanley	09/28/18	(1,563)
USD	178,269	GBP	134,628	Morgan Stanley	09/28/18	(108)
CAD	89,605	USD	67,449	Morgan Stanley	09/28/18	812
GBP	34,959	USD	46,459	Morgan Stanley	09/28/18	(140)
USD	593,712	GBP	452,373	Morgan Stanley	09/28/18	(5,665)
USD	1,755,416	GBP	1,317,148	Morgan Stanley	09/28/18	10,243
USD	1,141,133	JPY	124,592,299	Morgan Stanley	09/28/18	8,764
JPY	4,597,849	USD	42,131	Morgan Stanley	09/28/18	(343)
USD	1,792,086	CAD	2,384,549	Morgan Stanley	09/28/18	(24,461)
						$(417)

Currency Abbreviations

CAD — Canadian Dollar

EUR — EU Euro

GBP — British Pound

JPY — Japanese Yen

USD — United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$31,863
Total Asset Derivatives		$31,863
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$32,280
Total Liability Derivatives		$32,280

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2018 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$48,553
Total	$48,553
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$132,051
Total	$132,051

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $356,708,789.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$35,099,427
Gross Unrealized Depreciation	(15,696,350)
Net Unrealized Appreciation	$19,403,077

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VY® BARON GROWTH PORTFOLIO  AS OF JUNE 30, 2018 (UNAUDITED)

Sector Diversification
as of June 30, 2018
(as a percentage of net assets)

Consumer Discretionary	32.9%
Financials	19.3%
Information Technology	18.9%
Health Care	8.8%
Real Estate	7.8%
Industrials	7.3%
Telecommunication Services	1.9%
Consumer Staples	1.2%
Assets in Excess of Other Liabilities*	1.9%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.1%
		Consumer Discretionary: 32.9%
230,000	(1)	Bright Horizons Family Solutions, Inc.	$23,579,600	3.0
544,900		Choice Hotels International, Inc.	41,194,440	5.3
63,500		Dick's Sporting Goods, Inc.	2,238,375	0.3
640,000		Manchester United PLC - Class A	13,184,000	1.7
188,200		Marriott Vacations Worldwide Corp.	21,259,072	2.7
43,123	(1)	Ollie's Bargain Outlet Holdings, Inc.	3,126,417	0.4
472,571	(1)	Penn National Gaming, Inc.	15,873,660	2.0
538,500	(1)	Pinnacle Entertainment, Inc.	18,163,605	2.3
213,000		Red Rock Resorts, Inc.	7,135,500	0.9
131,000	(1)	Under Armour, Inc. - Class A	2,944,880	0.4
396,000		Vail Resorts, Inc.	108,579,240	13.9
			257,278,789	32.9
		Consumer Staples: 1.2%
98,425		Church & Dwight Co., Inc.	5,232,273	0.7
116,900	(1)	Performance Food Group Co.	4,290,230	0.5
			9,522,503	1.2
		Financials: 19.3%
561,000	(1)	Arch Capital Group Ltd.	14,844,060	1.9
270,000	(2)	Carlyle Group L.P.	5,751,000	0.7
317,200		Cohen & Steers, Inc.	13,230,412	1.7
65,500	(1)	Essent Group Ltd.	2,346,210	0.3
82,000		Factset Research Systems, Inc.	16,244,200	2.1
148,460		Financial Engines, Inc.	6,665,854	0.8
51,000		Houlihan Lokey, Inc.	2,612,220	0.3
Shares			Value	Percentage of Net Assets
123,241		Kinsale Capital Group, Inc.	$6,761,001	0.9
80,000		Moelis & Co.	4,692,000	0.6
136,500		Morningstar, Inc.	17,506,125	2.2
181,000		MSCI, Inc. - Class A	29,942,830	3.8
150,900	(2)	Oaktree Capital Group LLC	6,134,085	0.8
226,825		Primerica, Inc.	22,591,770	2.9
9,600	(3)	Other Securities	2,052,480	0.3
			151,374,247	19.3
		Health Care: 8.8%
94,500		Bio-Techne Corp.	13,981,275	1.8
144,400	(1)	Idexx Laboratories, Inc.	31,470,536	4.0
16,600	(1)	Mettler Toledo International, Inc.	9,605,258	1.2
62,677	(1)	Neogen Corp.	5,026,069	0.6
80,500		West Pharmaceutical Services, Inc.	7,992,845	1.0
77,000	(3)	Other Securities	1,174,250	0.2
			69,250,233	8.8
		Industrials: 7.3%
64,300		Air Lease Corp.	2,698,671	0.3
113,800	(1)	CoStar Group, Inc.	46,957,294	6.0
108,800	(1)	Trex Co., Inc.	6,809,792	0.9
5,150	(3)	Other Securities	513,414	0.1
			56,979,171	7.3
		Information Technology: 18.9%
99,734	(1)	2U, Inc.	8,333,773	1.1
91,000	(1)	Altair Engineering, Inc.	3,110,380	0.4
176,700	(1)	ANSYS, Inc.	30,777,606	3.9
283,700	(1)	Benefitfocus, Inc.	9,532,320	1.2
265,600	(1)	Gartner, Inc.	35,298,240	4.5
164,000	(1)	Guidewire Software, Inc.	14,559,920	1.9
15,000		Littelfuse, Inc.	3,422,700	0.4
198,700		Maximus, Inc.	12,341,257	1.6

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VY® BARON GROWTH PORTFOLIO  AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
473,650		SS&C Technologies Holdings, Inc.	$24,582,435	3.1
52,753	(1)	Wix.com Ltd.	5,291,126	0.7
3,358	(3)	Other Securities	348,695	0.1
			147,598,452	18.9
		Real Estate: 7.8%
11,500		Alexander's, Inc.	4,400,245	0.6
82,000		Alexandria Real Estate Equities, Inc.	10,345,940	1.3
68,838		American Assets Trust, Inc.	2,635,807	0.3
470,000		Douglas Emmett, Inc.	18,884,600	2.4
699,650		Gaming and Leisure Properties, Inc.	25,047,470	3.2
			61,314,062	7.8
		Telecommunication Services: 1.9%
908,000	(1)	Iridium Communications, Inc.	14,618,800	1.9
		Total Common Stock (Cost $244,611,683)	767,936,257	98.1
Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.0%
		Mutual Funds: 2.0%
15,914,992	(4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.800% (Cost $15,914,992)	$15,914,992	2.0
		Total Short-Term Investments (Cost $15,914,992)	15,914,992	2.0
		Total Investments in Securities (Cost $260,526,675)	$783,851,249	100.1
		Liabilities in Excess of Other Assets	(847,288)	(0.1)
		Net Assets	$783,003,961	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2018.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1)  Non-income producing security.

(2)  Security is a Master Limited Partnership.

(3)  The grouping contains non-income producing securities.

(4)  Rate shown is the 7-day yield as of June 30, 2018.

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Common Stock*	$767,936,257	$—	$—	$767,936,257
Short-Term Investments	15,914,992	—	—	15,914,992
Total Investments, at fair value	$783,851,249	$—	$—	$783,851,249

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

*  For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

  Cost for federal income tax purposes was $266,182,604.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$522,316,916
Gross Unrealized Depreciation	(4,648,271)
Net Unrealized Appreciation	$517,668,645

See Accompanying Notes to Financial Statements

VY® COLUMBIA   SUMMARY PORTFOLIO OF INVESTMENTS
CONTRARIAN CORE PORTFOLIO   AS OF JUNE 30, 2018 (UNAUDITED)

Sector Diversification
as of June 30, 2018
(as a percentage of net assets)

Information Technology	27.1%
Financials	15.4%
Health Care	15.1%
Consumer Discretionary	12.1%
Energy	6.5%
Consumer Staples	6.4%
Industrials	5.9%
Materials	4.5%
Telecommunication Services	2.8%
Real Estate	2.5%
Utilities	0.7%
Assets in Excess of Other Liabilities*	1.0%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Consumer Discretionary: 12.1%
5,625	(1)	Amazon.com, Inc.	$9,561,375	3.2
144,504		Comcast Corp. - Class A	4,741,176	1.6
42,719		Lowe's Cos, Inc.	4,082,655	1.4
19,241		McDonald's Corp.	3,014,872	1.0
26,450		PVH Corp.	3,960,094	1.4
65,530		Tapestry, Inc.	3,060,906	1.0
50,648	(2)	Other Securities	7,388,163	2.5
			35,809,241	12.1
		Consumer Staples: 6.4%
125,585		Mondelez International, Inc.	5,148,985	1.7
77,865		Philip Morris International, Inc.	6,286,820	2.1
37,930		Sysco Corp.	2,590,240	0.9
105,169		Other Securities	5,064,112	1.7
			19,090,157	6.4
		Energy: 6.5%
133,618		Canadian Natural Resources Ltd.	4,819,602	1.6
53,861		Chevron Corp.	6,809,646	2.3
32,834		EOG Resources, Inc.	4,085,535	1.4
77,771		Halliburton Co.	3,504,361	1.2
			19,219,144	6.5
		Financials: 15.4%
48,910		American International Group, Inc.	2,593,208	0.9
22,030		Aon PLC	3,021,855	1.0
58,351		Bank of New York Mellon Corp.	3,146,869	1.1
37,487	(1)	Berkshire Hathaway, Inc. - Class B	6,996,949	2.4
4,386		Blackrock, Inc.	2,188,789	0.7
Shares			Value	Percentage of Net Assets
83,737		Citigroup, Inc.	$5,603,680	1.9
89,993		JPMorgan Chase & Co.	9,377,271	3.2
63,440		Morgan Stanley	3,007,056	1.0
61,755		US Bancorp	3,088,985	1.0
85,315		Wells Fargo & Co.	4,729,864	1.6
8,775		Other Securities	1,789,135	0.6
			45,543,661	15.4
		Health Care: 15.1%
38,093		Abbott Laboratories	2,323,292	0.8
19,420	(1)	Alexion Pharmaceuticals, Inc.	2,410,993	0.8
22,665		Allergan plc	3,778,709	1.3
19,170		Anthem, Inc.	4,563,035	1.5
16,935	(1)	Biogen, Inc.	4,915,214	1.7
56,487		Johnson & Johnson	6,854,132	2.3
93,783		Medtronic PLC	8,028,763	2.7
166,581		Pfizer, Inc.	6,043,559	2.0
56,228	(2)	Other Securities	5,927,736	2.0
			44,845,433	15.1
		Industrials: 5.9%
26,474		FedEx Corp.	6,011,186	2.0
11,995		General Dynamics Corp.	2,235,988	0.8
42,802		Honeywell International, Inc.	6,165,628	2.1
49,568		Other Securities	2,987,650	1.0
			17,400,452	5.9
		Information Technology: 27.1%
41,675		Activision Blizzard, Inc.	3,180,636	1.1
4,133	(1)	Alphabet, Inc. - Class A	4,666,942	1.6
8,644	(1)	Alphabet, Inc. - Class C	9,643,679	3.2
73,566		Apple, Inc.	13,617,802	4.6
25,406		Broadcom, Inc.	6,164,512	2.1
104,750		Cisco Systems, Inc.	4,507,392	1.5
46,270	(1)	Facebook, Inc.- Class A	8,991,186	3.0

See Accompanying Notes to Financial Statements

VY® COLUMBIA   SUMMARY PORTFOLIO OF INVESTMENTS
CONTRARIAN CORE PORTFOLIO   AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
35,290		Fidelity National Information Services, Inc.	$3,741,799	1.3
37,111		Mastercard, Inc. - Class A	7,293,054	2.5
124,070		Microsoft Corp.	12,234,543	4.1
122,554	(2)	Other Securities	6,141,544	2.1
			80,183,089	27.1
		Materials: 4.5%
62,571		DowDuPont, Inc.	4,124,680	1.4
46,800		Nucor Corp.	2,925,000	1.0
7,138		Sherwin-Williams Co.	2,909,235	1.0
98,004		Other Securities	3,352,588	1.1
			13,311,503	4.5
		Real Estate: 2.5%
37,805		American Tower Corp.	5,450,347	1.9
4,385		Other Securities	1,885,068	0.6
			7,335,415	2.5
		Telecommunication Services: 2.8%
84,685		AT&T, Inc.	2,719,235	0.9
94,517		Verizon Communications, Inc.	4,755,150	1.6
12,370	(2)	Other Securities	739,108	0.3
			8,213,493	2.8
		Utilities: 0.7%
32,360		American Electric Power Co., Inc.	2,240,930	0.7
		Total Common Stock (Cost $242,711,220)	293,192,518	99.0
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: —%
		Materials: —%
649,000	(3)	Other Securities	$—	—
		Total Corporate Bonds/Notes (Cost $—)	—	—
		Total Long-Term Investments (Cost $242,711,220)	293,192,518	99.0
Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.1%
		Mutual Funds: 1.1%
3,174,622	(4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.800% (Cost $3,174,622)	$3,174,622	1.1
		Total Short-Term Investments (Cost $3,174,622)	3,174,622	1.1
		Total Investments in Securities (Cost $245,885,842)	$296,367,140	100.1
		Liabilities in Excess of Other Assets	(241,289)	(0.1)
		Net Assets	$296,125,851	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2018.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

(1)  Non-income producing security.

(2)  The grouping contains non-income producing securities.

(3)  The grouping contains Level 3 securities.

(4)  Rate shown is the 7-day yield as of June 30, 2018.

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Common Stock*	$293,192,518	$—	$—	$293,192,518
Corporate Bonds/Notes	—	—	—	—
Short-Term Investments	3,174,622	—	—	3,174,622
Total Investments, at fair value	$296,367,140	$—	$—	$296,367,140

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

*  For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements

VY® COLUMBIA   SUMMARY PORTFOLIO OF INVESTMENTS
CONTRARIAN CORE PORTFOLIO   AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $246,887,049.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$55,107,970
Gross Unrealized Depreciation	(5,627,880)
Net Unrealized Appreciation	$49,480,090

See Accompanying Notes to Financial Statements

VY® COLUMBIA   SUMMARY PORTFOLIO OF INVESTMENTS
SMALL CAP VALUE II PORTFOLIO   AS OF JUNE 30, 2018 (UNAUDITED)

Sector Diversification
as of June 30, 2018
(as a percentage of net assets)

Financials	31.7%
Industrials	13.3%
Consumer Discretionary	10.1%
Real Estate	7.6%
Information Technology	6.9%
Energy	6.1%
Health Care	6.1%
Utilities	5.2%
Materials	5.2%
Consumer Staples	2.3%
Telecommunication Services	1.0%
Assets in Excess of Other Liabilities*	4.5%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.5%
		Consumer Discretionary: 10.1%
52,000	(1)	Adtalem Global Education, Inc.	$2,501,200	1.2
83,000		American Eagle Outfitters, Inc.	1,929,750	0.9
16,300	(1)	Cooper-Standard Holdings, Inc.	2,129,921	1.0
47,500	(1)	Genesco, Inc.	1,885,750	0.9
26,500		Nexstar Media Group, Inc.	1,945,100	1.0
83,544	(1)	William Lyon Homes	1,938,221	0.9
205,500	(2)	Other Securities	8,797,210	4.2
			21,127,152	10.1
		Consumer Staples: 2.3%
136,481	(2)	Other Securities	4,762,471	2.3
		Energy: 6.1%
180,000	(1)	SRC Energy, Inc.	1,983,600	0.9
561,869	(2)	Other Securities	10,822,754	5.2
			12,806,354	6.1
		Financials: 31.7%
53,000		American Equity Investment Life Holding Co.	1,908,000	0.9
47,000		Ameris Bancorp.	2,507,450	1.2
37,000		Amerisafe, Inc.	2,136,750	1.0
41,000		Argo Group International Holdings Ltd.	2,384,150	1.2
66,000	(1)	BofI Holding, Inc.	2,700,060	1.3
58,000		Cathay General Bancorp.	2,348,420	1.1
48,000		Community Bank System, Inc.	2,835,360	1.4
Shares			Value	Percentage of Net Assets
33,000	(1)	FCB Financial Holdings, Inc.	$1,940,400	0.9
53,027		Hancock Holding Co.	2,473,709	1.2
51,000		Houlihan Lokey, Inc.	2,612,220	1.3
41,000		Independent Bank Corp.	3,214,400	1.5
209,000	(1)	MBIA, Inc.	1,889,360	0.9
206,365	(1)	MGIC Investment Corp.	2,212,233	1.1
31,500		Moelis & Co.	1,847,475	0.9
51,000	(1)	Pacific Premier Bancorp, Inc.	1,945,650	0.9
63,500		Renasant Corp.	2,890,520	1.4
62,000		Sandy Spring Bancorp, Inc.	2,542,620	1.2
75,000		TCF Financial Corp.	1,846,500	0.9
33,200		UMB Financial Corp.	2,530,836	1.2
79,000		Union Bankshares Corp.	3,071,520	1.5
51,000		WSFS Financial Corp.	2,718,300	1.3
650,487	(2)	Other Securities	15,513,182	7.4
			66,069,115	31.7
		Health Care: 6.1%
142,000	(1)	Horizon Pharma PLC	2,351,520	1.2
31,500	(1)	LHC Group, Inc.	2,696,085	1.3
226,400	(2)	Other Securities	7,557,654	3.6
			12,605,259	6.1
		Industrials: 13.3%
35,500	(1)	Armstrong World Industries, Inc.	2,243,600	1.1
74,000	(1)	Covenant Transportation Group, Inc.	2,331,000	1.1
34,000		Granite Construction, Inc.	1,892,440	0.9
50,000		Kennametal, Inc.	1,795,000	0.8
36,000		Korn/Ferry International	2,229,480	1.1
46,500	(1)	Mastec, Inc.	2,359,875	1.1
54,500	(1)	Navistar International Corp.	2,219,240	1.1

See Accompanying Notes to Financial Statements

VY® COLUMBIA   SUMMARY PORTFOLIO OF INVESTMENTS
SMALL CAP VALUE II PORTFOLIO   AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
35,500		Skywest, Inc.	$1,842,450	0.9
360,400	(2)	Other Securities	10,805,282	5.2
			27,718,367	13.3
		Information Technology: 6.9%
546,300	(2)	Other Securities	14,472,367	6.9
		Materials: 5.2%
82,000	(1)	Allegheny Technologies, Inc.	2,059,840	1.0
33,500		Materion Corp.	1,814,025	0.9
76,000		Orion Engineered Carbons SA	2,344,600	1.1
196,300	(2)	Other Securities	4,551,955	2.2
			10,770,420	5.2
		Real Estate: 7.6%
70,400		Chesapeake Lodging Trust	2,227,456	1.1
92,000		First Industrial Realty Trust, Inc.	3,067,280	1.5
17,500		PS Business Parks, Inc.	2,248,750	1.1
129,000		Sunstone Hotel Investors, Inc.	2,143,980	1.0
250,300		Other Securities	6,120,437	2.9
			15,807,903	7.6
		Telecommunication Services: 1.0%
156,000	(1)	Vonage Holdings Corp.	2,010,840	1.0
Shares			Value	Percentage of Net Assets
		Utilities: 5.2%
64,500		New Jersey Resources Corp.	$2,886,375	1.4
26,500		ONE Gas, Inc.	1,980,610	0.9
56,700		PNM Resources, Inc.	2,205,630	1.1
69,000		South Jersey Industries, Inc.	2,309,430	1.1
18,500		Other Securities	1,410,995	0.7
			10,793,040	5.2
		Total Common Stock (Cost $159,027,569)	198,943,288	95.5
SHORT-TERM INVESTMENTS: 5.2%
		Mutual Funds: 5.2%
10,931,312	(3)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.800% (Cost $10,931,312)	10,931,312	5.2
		Total Short-Term Investments (Cost $10,931,312)	10,931,312	5.2
		Total Investments in Securities (Cost $169,958,881)	$209,874,600	100.7
		Liabilities in Excess of Other Assets	(1,362,954)	(0.7)
		Net Assets	$208,511,646	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2018.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1)  Non-income producing security.

(2)  The grouping contains non-income producing securities.

(3)  Rate shown is the 7-day yield as of June 30, 2018.

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Common Stock*	$198,943,288	$—	$—	$198,943,288
Short-Term Investments	10,931,312	—	—	10,931,312
Total Investments, at fair value	$209,874,600	$—	$—	$209,874,600

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

*  For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements

VY® COLUMBIA   SUMMARY PORTFOLIO OF INVESTMENTS
SMALL CAP VALUE II PORTFOLIO   AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $169,964,997.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$42,436,719
Gross Unrealized Depreciation	(2,527,116)
Net Unrealized Appreciation	$39,909,603

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VY® INVESCO COMSTOCK PORTFOLIO  AS OF JUNE 30, 2018 (UNAUDITED)

Sector Diversification
as of June 30, 2018
(as a percentage of net assets)

Financials	30.7%
Energy	19.7%
Health Care	14.8%
Information Technology	10.8%
Industrials	7.1%
Consumer Discretionary	5.8%
Consumer Staples	3.9%
Materials	2.0%
Telecommunication Services	0.7%
Assets in Excess of Other Liabilities*	4.5%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.0%
		Consumer Discretionary: 5.8%
41,310		Advance Auto Parts, Inc.	$5,605,767	1.0
143,441		Carnival Corp.	8,220,604	1.5
268,347		General Motors Co.	10,572,872	1.9
140,290	(1)	Other Securities	7,538,375	1.4
			31,937,618	5.8
		Consumer Staples: 3.9%
74,693		Danone	5,453,529	1.0
63,494		Kimberly-Clark Corp.	6,688,458	1.2
55,690		Reckitt Benckiser Group PLC	4,575,755	0.9
97,722		Other Securities	4,478,599	0.8
			21,196,341	3.9
		Energy: 19.7%
250,369		BP PLC ADR	11,431,849	2.1
174,588		Canadian Natural Resources Ltd.	6,301,449	1.2
88,109		Chevron Corp.	11,139,621	2.0
242,831		Devon Energy Corp.	10,674,851	1.9
109,375		Halliburton Co.	4,928,437	0.9
129,875		Hess Corp.	8,687,339	1.6
579,862		Marathon Oil Corp.	12,095,921	2.2
68,309		Occidental Petroleum Corp.	5,716,097	1.0
190,535		Royal Dutch Shell PLC - Class A ADR	13,190,738	2.4
347,364		Suncor Energy, Inc.	14,130,768	2.6
339,249	(1)	Other Securities	9,734,557	1.8
			108,031,627	19.7
		Financials: 30.7%
186,221		American International Group, Inc.	9,873,437	1.8
58,814		Allstate Corp.	5,367,954	1.0
Shares			Value	Percentage of Net Assets
884,794		Bank of America Corp.	$24,942,343	4.5
144,833		Bank of New York Mellon Corp.	7,810,844	1.4
424,792		Citigroup, Inc.	28,427,081	5.2
176,979		Citizens Financial Group, Inc.	6,884,483	1.3
307,302		Fifth Third Bancorp	8,819,567	1.6
26,042		Goldman Sachs Group, Inc.	5,744,084	1.0
185,579		JPMorgan Chase & Co.	19,337,332	3.5
183,198		Metlife, Inc.	7,987,433	1.5
213,821		Morgan Stanley	10,135,115	1.8
60,620		PNC Financial Services Group, Inc.	8,189,762	1.5
71,577		State Street Corp.	6,663,103	1.2
159,403		Wells Fargo & Co.	8,837,302	1.6
354,464		Other Securities	9,722,098	1.8
			168,741,938	30.7
		Health Care: 14.8%
51,367		Allergan plc	8,563,906	1.6
36,577		Anthem, Inc.	8,706,423	1.6
16,220	(2)	Biogen, Inc.	4,707,693	0.8
54,490		Medtronic PLC	4,664,889	0.8
94,867		Merck & Co., Inc.	5,758,427	1.0
150,475	(2)	Mylan NV	5,438,167	1.0
285,143		Pfizer, Inc.	10,344,988	1.9
172,907	(3)	Sanofi ADR	6,918,009	1.3
122,544		Shire PLC	6,903,981	1.3
269,796		Other Securities	19,154,330	3.5
			81,160,813	14.8
		Industrials: 7.1%
103,205		Eaton Corp. PLC	7,713,542	1.4
265,848		Johnson Controls International plc	8,892,615	1.6
95,951		Textron, Inc.	6,324,130	1.2
See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VY® INVESCO COMSTOCK PORTFOLIO  AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
531,263		Other Securities	$15,959,774	2.9
			38,890,061	7.1
		Information Technology: 10.3%
350,929		Cisco Systems, Inc.	15,100,475	2.7
63,577		Cognizant Technology Solutions Corp.	5,021,947	0.9
146,597	(2)	eBay, Inc.	5,315,607	1.0
194,050		Intel Corp.	9,646,225	1.8
79,988		Microsoft Corp.	7,887,617	1.4
168,614		Qualcomm, Inc.	9,462,618	1.7
53,747		Other Securities	4,220,752	0.8
			56,655,241	10.3
		Materials: 2.0%
115,031		CF Industries Holdings, Inc.	5,107,377	0.9
109,805		International Paper Co.	5,718,644	1.1
			10,826,021	2.0
		Telecommunication Services: 0.7%
1,594,659		Other Securities	3,862,725	0.7
		Total Common Stock (Cost $427,042,186)	521,302,385	95.0
CLOSED-END FUNDS: 0.5%
		Information Technology: 0.5%
35,821	(1)	Other Securities	2,622,456	0.5
		Total Closed-End Funds (Cost $1,261,335)	2,622,456	0.5
		Total Long-Term Investments (Cost $428,303,521)	523,924,841	95.5
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.5%
		Securities Lending Collateral(4): 0.9%
1,165,789		Dominion Securities Inc., Repurchase Agreement dated 06/29/18, 2.11%, due 07/02/18 (Repurchase Amount $1,165,991, collateralized by various U.S. Government Agency Obligations, 3.000%-7.000%, Market Value plus accrued interest $1,189,105, due 11/01/36-06/01/48)	$1,165,789	0.2
Principal Amount†		Value	Percentage of Net Assets
1,165,789	Jefferies LLC, Repurchase Agreement dated 06/29/18, 2.10%, due 07/02/18 (Repurchase Amount $1,165,990, collateralized by various U.S. Government Agency Obligations, 3.000%-4.500%, Market Value plus accrued interest $1,189,105, due 06/01/46-05/15/58)	$1,165,789	0.2
1,165,789	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $1,166,007, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $1,189,105, due 11/15/42-08/15/44)	1,165,789	0.2
245,167	Natwest Markets PLC, Repurchase Agreement dated 06/29/18, 2.09%, due 07/02/18 (Repurchase Amount $245,209, collateralized by various U.S. Government Securities, 2.500%-6.625%, Market Value plus accrued interest $250,073, due 05/15/20-05/15/46)	245,167	0.1
1,165,789	Nomura Securities, Repurchase Agreement dated 06/29/18, 2.12%, due 07/02/18 (Repurchase Amount $1,165,992, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,189,105, due 07/15/18-05/20/68)	1,165,789	0.2
		4,908,323	0.9

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VY® INVESCO COMSTOCK PORTFOLIO  AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Mutual Funds: 4.6%
25,524,255	(5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.800% (Cost $25,524,255)	$25,524,255	4.6
		Total Short-Term Investments (Cost $30,432,578)	30,432,578	5.5
		Total Investments in Securities (Cost $458,736,099)	$554,357,419	101.0
		Liabilities in Excess of Other Assets	(5,420,776)	(1.0)
		Net Assets	$548,936,643	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2018.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

ADR  American Depositary Receipt

(1)  The grouping contains non-income producing securities.

(2)  Non-income producing security.

(3)  Security, or a portion of the security, is on loan.

(4)  Represents securities purchased with cash collateral received for securities on loan.

(5)  Rate shown is the 7-day yield as of June 30, 2018.

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$31,937,618	$—	$—	$31,937,618
Consumer Staples	11,167,057	10,029,284	—	21,196,341
Energy	108,031,627	—	—	108,031,627
Financials	168,741,938	—	—	168,741,938
Health Care	70,545,869	10,614,944	—	81,160,813
Industrials	38,890,061	—	—	38,890,061
Information Technology	56,655,241	—	—	56,655,241
Materials	10,826,021	—	—	10,826,021
Telecommunication Services	—	3,862,725	—	3,862,725
Total Common Stock	496,795,432	24,506,953	—	521,302,385
Closed-End Funds	2,622,456	—	—	2,622,456
Short-Term Investments	25,524,255	4,908,323	—	30,432,578
Total Investments, at fair value	$524,942,143	$29,415,276	$—	$554,357,419
Other Financial Instruments+
Forward Foreign Currency Contracts	—	111,879	—	111,879
Total Assets	$524,942,143	$29,527,155	$—	$554,469,298
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(125,690)	$—	$(125,690)
Total Liabilities	$—	$(125,690)	$—	$(125,690)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VY® INVESCO COMSTOCK PORTFOLIO  AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

At June 30, 2018, the following forward foreign currency contracts were outstanding for VY® Invesco Comstock Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	134,870	USD	178,891	Barclays Bank PLC	07/27/18	$(695)
USD	3,482,253	GBP	2,620,206	Barclays Bank PLC	07/27/18	20,328
GBP	107,132	USD	140,999	Barclays Bank PLC	07/27/18	549
USD	923,441	CHF	909,589	Barclays Bank PLC	07/27/18	3,023
USD	3,240,862	EUR	2,765,352	CIBC World Markets Corp.	07/27/18	5,675
USD	3,288,245	CAD	4,375,800	CIBC World Markets Corp.	07/27/18	(41,663)
USD	3,288,517	CAD	4,375,800	Goldman Sachs International	07/27/18	(41,392)
USD	3,240,176	EUR	2,765,351	Goldman Sachs International	07/27/18	4,989
USD	3,482,175	GBP	2,620,206	Goldman Sachs International	07/27/18	20,250
GBP	56,163	USD	73,629	Goldman Sachs International	07/27/18	575
USD	3,482,306	GBP	2,620,206	JPMorgan Chase Bank N.A.	07/27/18	20,381
USD	3,240,964	EUR	2,765,351	JPMorgan Chase Bank N.A.	07/27/18	5,777
GBP	105,413	USD	138,729	JPMorgan Chase Bank N.A.	07/27/18	547
USD	932,869	CHF	918,680	JPMorgan Chase Bank N.A.	07/27/18	3,252
USD	3,482,450	GBP	2,620,239	RBC Capital Markets Corp.	07/27/18	20,479
USD	3,287,960	CAD	4,375,787	RBC Capital Markets Corp.	07/27/18	(41,940)
USD	3,241,241	EUR	2,765,351	RBC Capital Markets Corp.	07/27/18	6,054
						$(13,811)

Currency Abbreviations

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — EU Euro

GBP — British Pound

USD — United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$111,879
Total Asset Derivatives		$111,879
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$125,690
Total Liability Derivatives		$125,690

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2018 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$(104,514)
Total	$(104,514)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$796,682
Total	$796,682

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VY® INVESCO COMSTOCK PORTFOLIO  AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2018:

	Barclays Bank PLC	CIBC World Markets Corp.	Goldman Sachs International	JPMorgan Chase Bank N.A.	RBC Capital Markets Corp.	Totals
Assets:
Forward foreign currency contracts	$23,900	$5,675	$25,814	$29,957	$26,533	$111,879
Total Assets	$23,900	$5,675	$25,814	$29,957	$26,533	$111,879
Liabilities:
Forward foreign currency contracts	$695	$41,663	$41,392	$—	$41,940	$125,690
Total Liabilities	$695	$41,663	$41,392	$—	$41,940	$125,690
Net OTC derivative instruments by counterparty, at fair value	$23,205	$(35,988)	$(15,578)	$29,957	$(15,407)	$(13,811)
Total collateral pledged by the Portfolio/ (Received from counterparty)	$—	$—	$—	$—	$—	$—
Net Exposure(1)	$23,205	$(35,988)	$(15,578)	$29,957	$(15,407)	$(13,811)

(1)  Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $463,606,737.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$109,675,263
Gross Unrealized Depreciation	(18,944,732)
Net Unrealized Appreciation	$90,730,531

See Accompanying Notes to Financial Statements

VY® INVESCO   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2018 (UNAUDITED)

Sector Diversification
as of June 30, 2018
(as a percentage of net assets)

Financials	27.1%
Energy	13.1%
U.S. Treasury Obligations	11.8%
Health Care	10.1%
Information Technology	6.9%
Consumer Discretionary	4.7%
Communications	4.1%
Industrials	4.1%
Consumer, Non-cyclical	3.5%
Consumer Staples	3.1%
Technology	2.5%
Materials	1.6%
Consumer, Cyclical	1.1%
Utilities	0.6%
Telecommunication Services	0.6%
Basic Materials	0.2%
Federal National Mortgage Association	0.1%
Municipal**	0.0%
Assets in Excess of Other Liabilities*	4.8%
Net Assets	100.0%

* Includes short-term investments.

** Amount is less than 0.05%.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 61.6%
		Consumer Discretionary: 4.7%
269,297		Carnival Corp.	$15,433,411	1.0
39,731	(1)	Charter Communications, Inc.	11,649,527	0.7
616,798		General Motors Co.	24,301,841	1.6
3,434,420		Kingfisher PLC	13,430,662	0.9
238,541		Other Securities	7,826,530	0.5
			72,641,971	4.7
		Consumer Staples: 3.1%
366,070		Mondelez International, Inc.	15,008,870	1.0
265,635		Philip Morris International, Inc.	21,447,370	1.4
188,400		Walgreens Boots Alliance, Inc.	11,306,826	0.7
			47,763,066	3.1
		Energy: 11.0%
304,801		Anadarko Petroleum Corp.	22,326,673	1.5
351,280	(2)	Apache Corp.	16,422,340	1.1
2,418,992		BP PLC	18,404,924	1.2
423,157		Canadian Natural Resources Ltd.	15,273,114	1.0
579,937		Devon Energy Corp.	25,494,031	1.7
281,700		Occidental Petroleum Corp.	23,572,656	1.5
Shares				Value	Percentage of Net Assets
683,347			Royal Dutch Shell PLC - Class A	$23,649,885	1.5
543,248			TechnipFMC PLC	17,242,692	1.1
206,840			Other Securities	6,831,925	0.4
				169,218,240	11.0
			Financials: 19.9%
396,398			American International Group, Inc.	21,017,022	1.4
80,927			Aon PLC	11,100,757	0.7
1,428,231			Bank of America Corp.	40,261,832	2.6
689,377			Citigroup, Inc.	46,133,109	3.0
563,629			Citizens Financial Group, Inc.	21,925,168	1.4
422,393			Fifth Third Bancorp	12,122,679	0.8
46,494			Goldman Sachs Group, Inc.	10,255,182	0.7
328,850			JPMorgan Chase & Co.	34,266,170	2.2
537,833			Morgan Stanley	25,493,284	1.7
102,839			Northern Trust Corp.	10,581,105	0.7
106,264			PNC Financial Services Group, Inc.	14,356,266	0.9
140,884			State Street Corp.	13,114,892	0.9
270,635			Wells Fargo & Co.	15,004,004	1.0
860,630	(3	),(4)	Other Securities	29,366,613	1.9
				304,998,083	19.9

See Accompanying Notes to Financial Statements

VY® INVESCO   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Health Care: 10.1%
57,889		Amgen, Inc.	$10,685,731	0.7
42,160		Anthem, Inc.	10,035,345	0.7
321,678		CVS Health Corp.	20,699,979	1.3
110,154		McKesson Corp.	14,694,544	1.0
152,568		Medtronic PLC	13,061,346	0.8
246,941		Merck & Co., Inc.	14,989,319	1.0
173,110		Novartis AG	13,113,246	0.9
353,776		Pfizer, Inc.	12,834,993	0.8
102,428		Zimmer Biomet Holdings, Inc.	11,414,576	0.7
487,613	(4)	Other Securities	34,107,915	2.2
			155,636,994	10.1
		Industrials: 3.4%
227,117		CSX Corp.	14,485,522	1.0
100,889		General Dynamics Corp.	18,806,719	1.2
123,191		Ingersoll-Rand PLC - Class A	11,053,928	0.7
239,881		Other Securities	8,024,020	0.5
			52,370,189	3.4
		Information Technology: 6.9%
432,045		Cisco Systems, Inc.	18,590,896	1.2
163,755		Cognizant Technology Solutions Corp.	12,935,007	0.8
358,827	(1)	eBay, Inc.	13,011,067	0.9
262,194		Intel Corp.	13,033,664	0.9
499,847		Oracle Corp.	22,023,259	1.4
273,913		Qualcomm, Inc.	15,371,998	1.0
441,111		Other Securities	10,875,885	0.7
			105,841,776	6.9
		Materials: 1.6%
751,181		Other Securities	23,810,446	1.6
		Telecommunication Services: 0.6%
177,485		Verizon Communications, Inc.	8,929,270	0.6
		Utilities: 0.3%
131,916		Other Securities	4,737,103	0.3
		Total Common Stock (Cost $797,626,802)	945,947,138	61.6
Shares				Value	Percentage of Net Assets
PREFERRED STOCK: 0.7%
			Energy: 0.4%
140,612	(4)		Other Securities	$6,679,070	0.4
			Financials: 0.3%
4,000	(1	),(2),(5),(6)	Wells Fargo & Co.	103,600	0.0
75,900	(4)		Other Securities	4,544,513	0.3
				4,648,113	0.3
			Total Preferred Stock (Cost $10,847,296)	11,327,183	0.7
Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 11.9%
			Basic Materials: 0.2%
770,000	(7)		Basell Finance Co. BV, 8.100%, 03/15/2027	$962,522	0.1
2,191,000			Other Securities	2,232,325	0.1
				3,194,847	0.2
			Communications: 1.2%
533,000	(7)		AT&T, Inc., 4.300%, 02/15/2030	505,089	0.0
271,000	(7)		AT&T, Inc., 5.150%, 11/15/2046	256,037	0.0
2,700,000	(7)		Crown Castle Towers LLC, 4.883%, 08/15/2040	2,770,510	0.2
260,000	(7)		Sky PLC, 9.500%, 11/15/2018	266,204	0.0
1,504,000			Verizon Communications, Inc., 4.125%- 4.812%, 11/01/2034- 08/15/2046	1,424,150	0.1
14,421,000			Other Securities	13,981,312	0.9
				19,203,302	1.2
			Consumer, Cyclical: 1.0%
137,000	(7)		Alimentation Couche-Tard, Inc., 4.500%, 07/26/2047	129,663	0.0
705,254	(7)		Virgin Australia 2013-1A Pass Through Trust, 5.000%, 04/23/2025	717,868	0.1

See Accompanying Notes to Financial Statements

VY® INVESCO   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Consumer, Cyclical (continued)
1,737,000		Walgreens Boots Alliance, Inc., 3.300%-4.500%, 11/18/2021- 11/18/2034	$1,692,525	0.1
12,510,520		Other Securities	12,354,824	0.8
			14,894,880	1.0
		Consumer, Non-cyclical: 1.8%
498,000	(7)	Bayer US Finance II LLC, 4.375%, 12/15/2028	499,777	0.0
1,200,000	(7)	Bayer US Finance LLC, 2.375%, 10/08/2019	1,190,111	0.1
981,000	(7)	Bayer US Finance LLC, 3.000%, 10/08/2021	965,706	0.1
965,000	(7)	ERAC USA Finance LLC, 2.350%, 10/15/2019	954,440	0.0
1,232,000	(7)	Heineken NV, 3.500%, 01/29/2028	1,187,519	0.1
1,095,000		Philip Morris International, Inc., 3.600%- 4.875%, 11/15/2023- 11/15/2043	1,119,745	0.1
21,570,718		Other Securities	21,515,333	1.4
			27,432,631	1.8
		Energy: 0.9%
13,732,000		Other Securities	13,669,638	0.9
		Financial: 5.4%
1,535,000		American International Group, Inc., 2.300%-4.375%, 07/16/2019- 01/15/2055	1,381,239	0.1
455,000	(7)	ANZ New Zealand Int'l Ltd./London, 2.875%, 01/25/2022	443,960	0.0
440,000	(7)	Apollo Management Holdings L.P., 4.000%, 05/30/2024	437,430	0.0
Principal Amount†				Value	Percentage of Net Assets
927,000	(7)		Athene Global Funding, 2.875%, 10/23/2018	$926,879	0.1
1,555,000	(7)		Athene Global Funding, 4.000%, 01/25/2022	1,566,524	0.1
725,000	(7)		BBVA Bancomer SA/Texas, 4.375%, 04/10/2024	724,275	0.1
485,000	(7)		Carlyle Holdings Finance LLC, 3.875%, 02/01/2023	484,383	0.0
595,000			Citizens Financial Group, Inc., 2.375%, 07/28/2021	575,699	0.0
1,335,000	(7)		Commonwealth Bank of Australia, 2.250%, 03/10/2020	1,316,188	0.1
895,000	(6	),(7)	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA/Netherlands, 11.000%, 12/31/2199	962,125	0.1
472,000	(7)		Credit Suisse AG, 6.500%, 08/08/2023	503,145	0.0
615,000	(6)		Goldman Sachs Group, Inc./The, 4.017%, 10/31/2038	561,071	0.0
1,175,000			Goldman Sachs Group, Inc., 4.250%-5.250%, 07/27/2021- 10/21/2025	1,181,688	0.1
670,000	(7)		Jackson National Life Global Funding, 2.100%, 10/25/2021	642,028	0.1
620,000	(7)		Jackson National Life Global Funding, 3.250%, 01/30/2024	608,039	0.0
4,430,000	(6)		JPMorgan Chase & Co., 3.200%-5.000%, 06/15/2026- 12/31/2199	4,173,949	0.3
443,000	(7)		KKR Group Finance Co. III LLC, 5.125%, 06/01/2044	438,461	0.0

See Accompanying Notes to Financial Statements

VY® INVESCO   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Financial (continued)
2,335,000	(7)	Liberty Mutual Group, Inc., 4.850%, 08/01/2044	$2,347,859	0.2
3,250,000	(7)	MassMutual Global Funding II, 2.100%, 08/02/2018	3,249,210	0.2
1,300,000	(7)	MassMutual Global Funding II, 2.000%, 04/15/2021	1,255,724	0.1
670,000	(7)	Metropolitan Life Global Funding I, 2.050%, 06/12/2020	656,631	0.0
2,360,000	(7)	Mizuho Financial Group Cayman 3 Ltd., 4.600%, 03/27/2024	2,400,892	0.2
4,015,000		Morgan Stanley, 2.375%-4.000%, 07/23/2019- 07/23/2025	3,995,905	0.3
1,515,000	(7)	Nationwide Financial Services, Inc., 5.300%, 11/18/2044	1,622,510	0.1
1,000,000	(7)	Reliance Standard Life Global Funding II, 2.150%, 10/15/2018	998,555	0.1
690,000	(7)	Reliance Standard Life Global Funding II, 3.050%, 01/20/2021	682,197	0.0
1,360,000	(7)	Societe Generale SA, 2.625%, 09/16/2020	1,338,342	0.1
805,000	(7)	Societe Generale SA, 5.000%, 01/17/2024	808,371	0.0
985,000	(7)	Standard Chartered PLC, 3.050%, 01/15/2021	971,917	0.1
616,000	(7)	Teachers Insurance & Annuity Association of America, 4.270%, 05/15/2047	590,039	0.0
Principal Amount†				Value	Percentage of Net Assets
585,000	(7)		UBS Group Funding Switzerland AG, 4.125%, 04/15/2026	$579,345	0.0
45,825,000			Other Securities	45,129,745	2.9
				83,554,325	5.4
			Industrial: 0.7%
1,105,000	(7)		Aviation Capital Group LLC, 2.875%, 09/17/2018	1,105,241	0.1
305,000	(7)		Aviation Capital Group LLC, 2.875%, 01/20/2022	295,174	0.0
1,095,000	(7)		Aviation Capital Group LLC, 4.875%, 10/01/2025	1,138,924	0.1
435,000	(7)		BAE Systems Holdings, Inc., 2.850%, 12/15/2020	429,858	0.0
410,000	(7)		SMBC Aviation Capital Finance DAC, 2.650%, 07/15/2021	397,792	0.0
6,771,000			Other Securities	6,791,603	0.5
				10,158,592	0.7
			Technology: 0.4%
910,000	(7)		Dell International LLC / EMC Corp., 5.450%, 06/15/2023	952,709	0.1
35,000	(7)		Dell International LLC / EMC Corp., 8.350%, 07/15/2046	42,251	0.0
4,695,000			Other Securities	4,571,279	0.3
				5,566,239	0.4
			Utilities: 0.3%
150,000	(7)		Electricite de France SA, 4.600%, 01/27/2020	153,401	0.0
620,000	(7)		Electricite de France SA, 4.875%, 01/22/2044	629,271	0.1
350,000	(6	),(7)	Electricite de France SA, 5.625%, 12/31/2199	344,313	0.0

See Accompanying Notes to Financial Statements

VY® INVESCO   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Utilities (continued)
1,680,000	(7)	Southern Electric Generating Co., 2.200%, 12/01/2018	$1,676,113	0.1
2,735,000		Other Securities	2,628,940	0.1
			5,432,038	0.3
		Total Corporate Bonds/Notes (Cost $185,325,999)	183,106,492	11.9
MUNICIPAL BONDS: 0.0%
		Georgia: 0.0%
500,000		Other Securities	629,708	0.0
		Total Municipal Bonds (Cost $503,925)	629,708	0.0
U.S. TREASURY OBLIGATIONS: 11.8%
		U.S. Treasury Bonds: 0.9%
13,440,000	(2)	3.000%, 02/15/2048	13,474,125	0.9
425,000		4.500%, 02/15/2036	519,438	0.0
			13,993,563	0.9
		U.S. Treasury Notes: 10.9%
47,470,000		2.500%, 05/31/2020	47,450,530	3.1
59,651,000		2.625%, 06/15/2021	59,659,155	3.9
40,081,700		2.750%, 05/31/2023	40,122,408	2.6
19,954,200		1.250%-2.875%, 01/31/2019- 05/15/2028	19,957,341	1.3
			167,189,434	10.9
		Total U.S. Treasury Obligations (Cost $180,995,127)	181,182,997	11.8
U.S. GOVERNMENT AGENCY OBLIGATIONS(8): 0.1%
		Federal National Mortgage Association: 0.1%
915,000		Other Securities	1,232,653	0.1
		Total U.S. Government Agency Obligations (Cost $1,025,858)	1,232,653	0.1
Principal Amount†				Value	Percentage of Net Assets
CONVERTIBLE BONDS/NOTES: 9.1%
			Communications: 2.9%
2,954,000	(7)		GCI Liberty, Inc., 1.750%, 09/30/2046	$3,054,276	0.2
1,807,000	(2	),(7)	Liberty Expedia Holdings, Inc., 1.000%, 06/30/2047	1,788,997	0.1
9,559,000			Liberty Media Corp., 1.375%, 10/15/2023	11,915,007	0.8
939,188			Liberty Media Corp., 2.250%, 09/30/2046	495,629	0.0
673,000			Liberty Media Corp.-Liberty Formula One, 1.000%, 01/30/2023	788,785	0.1
2,258,000	(7)		Viavi Solutions, Inc., 1.750%, 06/01/2023	2,328,637	0.1
23,590,000	(3)		Other Securities	24,177,436	1.6
				44,548,767	2.9
			Consumer, Cyclical: 0.1%
2,264,000	(7)		Live Nation Entertainment, Inc., 2.500%, 03/15/2023	2,349,835	0.1
			Consumer, Non-cyclical: 1.7%
2,934,000	(7)		DexCom, Inc., 0.750%, 05/15/2022	3,409,493	0.2
514,000	(7)		Insulet Corp., 1.375%, 11/15/2024	578,645	0.0
798,000	(7)		Supernus Pharmaceuticals, Inc., 0.625%, 04/01/2023	976,495	0.1
18,406,000			Other Securities	20,928,881	1.4
				25,893,514	1.7
			Energy: 0.8%
1,677,000	(2	),(7)	Oil States International, Inc., 1.500%, 02/15/2023	1,753,012	0.1
10,449,000	(3)		Other Securities	10,025,655	0.7
				11,778,667	0.8

See Accompanying Notes to Financial Statements

VY® INVESCO   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			Financial: 1.5%
9,000,000	(7)		Credit Suisse AG Convertible Basket, 0.500%, 06/24/2024	$8,993,700	0.6
4,179,000	(7	),(9)	Goldman Sachs Group, Inc., 1.000%, 09/28/2020	7,561,316	0.5
6,746,000			GS Finance Corp., 0.250%, 07/08/2024	6,250,776	0.4
				22,805,792	1.5
			Technology: 2.1%
2,238,000	(2	),(7)	Western Digital Corp., 1.500%, 02/01/2024	2,268,260	0.2
2,643,000	(7)		Workday, Inc., 0.250%, 10/01/2022	2,781,176	0.2
22,089,000			Other Securities	26,577,625	1.7
				31,627,061	2.1
			Total Convertible Bonds/Notes (Cost $128,398,745)	139,003,636	9.1
			Total Long-Term Investments (Cost $1,304,723,752)	1,462,429,807	95.2
SHORT-TERM INVESTMENTS: 6.5%
			Securities Lending Collateral(10): 1.7%
1,306,351			Dominion Securities Inc., Repurchase Agreement dated 06/29/18, 2.11%, due 07/02/18 (Repurchase Amount $1,306,578, collateralized by various U.S. Government Agency Obligations, 3.000%-7.000%, Market Value plus accrued interest $1,332,478, due 11/01/36- 06/01/48)	1,306,351	0.1
Principal Amount†		Value	Percentage of Net Assets
6,284,897	Jefferies LLC, Repurchase Agreement dated 06/29/18, 2.00%, due 07/02/18 (Repurchase Amount $6,285,930, collateralized by various U.S. Government Securities, 0.000%-2.375%, Market Value plus accrued interest $6,410,595, due 07/05/18- 09/09/49)	$6,284,897	0.4
6,284,897	NBC Global Finance Ltd., Repurchase Agreement dated 06/29/18, 1.95%, due 07/02/18 (Repurchase Amount $6,285,904, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $6,410,613, due 01/31/20- 09/09/49)	6,284,897	0.4
6,284,897	Nomura Securities, Repurchase Agreement dated 06/29/18, 2.12%, due 07/02/18 (Repurchase Amount $6,285,992, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $6,410,595, due 07/15/18- 05/20/68)	6,284,897	0.4

See Accompanying Notes to Financial Statements

VY® INVESCO   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Securities Lending Collateral(10) (continued)
6,284,897		State of Wisconsin Investment Board, Repurchase Agreement dated 06/29/18, 2.30%, due 07/02/18 (Repurchase Amount $6,286,085, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $6,410,642, due 07/15/19- 02/15/48)	$6,284,897	0.4
			26,445,939	1.7
Shares			Value	Percentage of Net Assets
		Mutual Funds: 4.8%
73,683,317	(11)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.800% (Cost $73,683,317)	$73,683,317	4.8
		Total Short-Term Investments (Cost $100,129,256)	100,129,256	6.5
		Total Investments in Securities (Cost $1,404,853,008)	$1,562,559,063	101.7
		Liabilities in Excess of Other Assets	(26,468,512)	(1.7)
		Net Assets	$1,536,090,551	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2018.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

(1)  Non-income producing security.

(2)  Security, or a portion of the security, is on loan.

(3)  The grouping contains securities on loan.

(4)  The grouping contains non-income producing securities.

(5)  Preferred Stock may be called prior to convertible date.

(6)  Variable rate security. Rate shown is the rate in effect as of June 30, 2018.

(7)  Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(8)  The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(9)  Exchangeable into a basket of 5 common shares.

(10)  Represents securities purchased with cash collateral received for securities on loan.

(11)  Rate shown is the 7-day yield as of June 30, 2018.

See Accompanying Notes to Financial Statements

VY® INVESCO   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$59,211,309	$13,430,662	$—	$72,641,971
Consumer Staples	47,763,066	—	—	47,763,066
Energy	127,163,431	42,054,809	—	169,218,240
Financials	304,998,083	—	—	304,998,083
Health Care	133,381,295	22,255,699	—	155,636,994
Industrials	52,370,189	—	—	52,370,189
Information Technology	105,841,776	—	—	105,841,776
Materials	15,651,591	8,158,855	—	23,810,446
Telecommunication Services	8,929,270	—	—	8,929,270
Utilities	4,737,103	—	—	4,737,103
Total Common Stock	860,047,113	85,900,025	—	945,947,138
Preferred Stock	6,782,670	4,544,513	—	11,327,183
Corporate Bonds/Notes	—	183,106,492	—	183,106,492
Municipal Bonds	—	629,708	—	629,708
U.S. Treasury Obligations	—	181,182,997	—	181,182,997
Convertible Bonds/Notes	—	139,003,636	—	139,003,636
U.S. Government Agency Obligations	—	1,232,653	—	1,232,653
Short-Term Investments	73,683,317	26,445,939	—	100,129,256
Total Investments, at fair value	$940,513,100	$622,045,963	$—	$1,562,559,063
Other Financial Instruments+
Forward Foreign Currency Contracts	—	1,092,918	—	1,092,918
Total Assets	$940,513,100	$623,138,881	$—	$1,563,651,981
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(44,550)	$—	$(44,550)
Total Liabilities	$—	$(44,550)	$—	$(44,550)

(1)  For the period ended June 30, 2018, as a result of the fair value pricing procedures for international equities utilized by the Portfolio (Note 2) certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At June 30, 2018, securities valued at $13,885,677 and $6,859,222 were transferred from Level 1 to Level 2 and from Level 2 to Level 1, respectively, within the fair value hierarchy.

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At June 30, 2018, the following forward foreign currency contracts were outstanding for VY® Invesco Equity and Income Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	230,319	USD	173,579	State Street Bank and Trust Co.	07/03/18	$1,615
USD	113,873	CHF	112,946	State Street Bank and Trust Co.	07/13/18	(278)
USD	495,198	GBP	376,487	State Street Bank and Trust Co.	07/13/18	(1,904)
USD	81,515	EUR	69,918	State Street Bank and Trust Co.	07/13/18	(197)
USD	130,201	CAD	172,739	State Street Bank and Trust Co.	07/13/18	(1,218)
USD	338,863	CHF	337,730	State Street Bank and Trust Co.	07/13/18	(2,471)

See Accompanying Notes to Financial Statements

VY® INVESCO   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	72,368	AUD	98,060	State Street Bank and Trust Co.	07/13/18	$(204)
AUD	266,794	USD	204,160	State Street Bank and Trust Co.	07/13/18	(6,712)
CAD	444,095	USD	343,177	State Street Bank and Trust Co.	07/13/18	(5,312)
EUR	179,796	USD	212,120	State Street Bank and Trust Co.	07/13/18	(1,997)
GBP	1,017,382	USD	1,365,857	State Street Bank and Trust Co.	07/13/18	(22,535)
USD	23,938,830	GBP	17,858,268	State Street Bank and Trust Co.	07/13/18	359,294
USD	3,400,021	EUR	2,894,152	State Street Bank and Trust Co.	07/13/18	17,694
USD	5,463,340	CAD	7,093,573	State Street Bank and Trust Co.	07/13/18	66,593
USD	4,858,917	CHF	4,768,371	State Street Bank and Trust Co.	07/13/18	39,647
USD	3,112,595	AUD	4,084,835	State Street Bank and Trust Co.	07/13/18	89,501
USD	3,108,915	AUD	4,084,835	The Bank of New York Mellon	07/13/18	85,821
USD	23,905,926	GBP	17,858,268	The Bank of New York Mellon	07/13/18	326,390
USD	3,392,119	EUR	2,894,152	The Bank of New York Mellon	07/13/18	9,793
USD	5,461,258	CAD	7,093,573	The Bank of New York Mellon	07/13/18	64,511
CHF	297,251	USD	302,146	The Bank of New York Mellon	07/13/18	(1,722)
USD	4,851,329	CHF	4,768,371	The Bank of New York Mellon	07/13/18	32,059
						$1,048,368

Currency Abbreviations

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — EU Euro

GBP — British Pound

USD — United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$1,092,918
Total Asset Derivatives		$1,092,918
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$44,550
Total Liability Derivatives		$44,550

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2018 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$399,718
Total	$399,718
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$2,526,484
Total	$2,526,484

See Accompanying Notes to Financial Statements

VY® INVESCO   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2018:

	State Street Bank and Trust Co.	The Bank of New York Mellon	Totals
Assets:
Forward foreign currency contracts	$574,344	$518,574	$1,092,918
Total Assets	$574,344	$518,574	$1,092,918
Liabilities:
Forward foreign currency contracts	$42,828	$1,722	$44,550
Total Liabilities	$42,828	$1,722	$44,550
Net OTC derivative instruments by counterparty, at fair value	$531,516	$516,852	$1,048,368
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—
Net Exposure(1)	$531,516	$516,852	$1,048,368

(1)  Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,414,863,606.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$197,499,827
Gross Unrealized Depreciation	(47,542,461)
Net Unrealized Appreciation	$149,957,366

See Accompanying Notes to Financial Statements

VY® JPMORGAN   SUMMARY PORTFOLIO OF INVESTMENTS
MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2018 (UNAUDITED)

Sector Diversification
as of June 30, 2018
(as a percentage of net assets)

Financials	21.3%
Consumer Discretionary	16.7%
Real Estate	11.6%
Information Technology	8.3%
Industrials	7.7%
Utilities	7.6%
Consumer Staples	7.4%
Health Care	6.7%
Energy	6.6%
Materials	4.3%
Assets in Excess of Other Liabilities*	1.8%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares				Value	Percentage of Net Assets
COMMON STOCK: 98.2%
			Consumer Discretionary: 16.7%
8,860	(1)		Autozone, Inc.	$5,944,440	1.1
72,980			Best Buy Co., Inc.	5,442,848	1.1
53,760			Expedia, Inc.	6,461,414	1.3
164,370			Gap, Inc.	5,323,944	1.0
97,030			Hilton Worldwide Holdings, Inc.	7,680,895	1.5
97,191			Kohl's Corp.	7,085,224	1.4
41,480	(1)		Mohawk Industries, Inc.	8,887,920	1.7
42,070			PVH Corp.	6,298,720	1.2
46,130			Tiffany & Co.	6,070,708	1.2
527,384	(2)		Other Securities	26,771,258	5.2
				85,967,371	16.7
			Consumer Staples: 7.4%
21,430			Constellation Brands, Inc.	4,690,384	0.9
69,160			Dr Pepper Snapple Group, Inc.	8,437,520	1.6
208,120			Kroger Co.	5,921,014	1.2
462,566	(2	),(3)	Other Securities	19,003,319	3.7
				38,052,237	7.4
			Energy: 6.6%
151,334	(1)		Energen Corp.	11,020,142	2.1
187,330			EQT Corp.	10,336,869	2.0
331,300			Williams Cos., Inc.	8,981,543	1.8
80,940			Other Securities	3,393,814	0.7
				33,732,368	6.6
			Financials: 21.3%
186,890			Ally Financial, Inc.	4,909,600	1.0
33,480			Ameriprise Financial, Inc.	4,683,182	0.9
251,300			Fifth Third Bancorp	7,212,310	1.4
134,280			Hartford Financial Services Group, Inc.	6,865,736	1.3
Shares				Value	Percentage of Net Assets
182,090			Loews Corp.	$8,791,305	1.7
55,163			M&T Bank Corp.	9,385,985	1.8
54,790			Northern Trust Corp.	5,637,343	1.1
53,470			Raymond James Financial, Inc.	4,777,545	0.9
117,590			SunTrust Banks, Inc.	7,763,292	1.5
68,310			T. Rowe Price Group, Inc.	7,930,108	1.6
943,800			Other Securities	41,453,761	8.1
				109,410,167	21.3
			Health Care: 6.7%
65,110			AmerisourceBergen Corp.	5,551,930	1.1
33,620			Cigna Corp.	5,713,719	1.1
28,030	(1)		Laboratory Corp. of America Holdings	5,032,226	1.0
50,690			Zimmer Biomet Holdings, Inc.	5,648,893	1.1
103,480	(2)		Other Securities	12,336,325	2.4
				34,283,093	6.7
			Industrials: 7.7%
67,310			Ametek, Inc.	4,857,089	1.0
48,720			Carlisle Cos., Inc.	5,276,863	1.0
37,370			IDEX Corp.	5,100,258	1.0
57,200			MSC Industrial Direct Co.	4,853,420	0.9
42,161			Snap-On, Inc.	6,776,116	1.3
157,090	(2	),(3)	Other Securities	12,768,574	2.5
				39,632,320	7.7
			Information Technology: 8.3%
65,870			Amphenol Corp.	5,740,570	1.1
74,530	(1)		Arrow Electronics, Inc.	5,610,618	1.1
72,030			CDW Corp.	5,819,304	1.1
41,816			Jack Henry & Associates, Inc.	5,451,134	1.1
See Accompanying Notes to Financial Statements

VY® JPMORGAN   SUMMARY PORTFOLIO OF INVESTMENTS
MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Shares				Value	Percentage of Net Assets
			Information Technology (continued)
78,379	(1)		Keysight Technologies, Inc.	$4,626,712	0.9
306,962	(2	),(3)	Other Securities	15,593,379	3.0
				42,841,717	8.3
			Materials: 4.3%
220,210	(4)		Ball Corp.	7,828,466	1.5
92,570			WestRock Co.	5,278,341	1.1
176,420			Other Securities	8,845,341	1.7
				21,952,148	4.3
			Real Estate: 11.6%
31,030			AvalonBay Communities, Inc.	5,333,747	1.0
42,250			Boston Properties, Inc.	5,298,995	1.0
97,830	(1)		CBRE Group, Inc.	4,670,404	0.9
70,396			Vornado Realty Trust	5,203,672	1.0
1,175,246			Other Securities	39,315,713	7.7
				59,822,531	11.6
			Utilities: 7.6%
184,390			CMS Energy Corp.	8,717,959	1.7
90,150			National Fuel Gas Co.	4,774,344	0.9
43,740			Sempra Energy	5,078,652	1.0
126,880			WEC Energy Group, Inc.	8,202,792	1.6
176,590			Xcel Energy, Inc.	8,066,631	1.6
72,920			Other Securities	4,390,009	0.8
				39,230,387	7.6
			Total Common Stock (Cost $376,515,541)	504,924,339	98.2
Principal Amount†				Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.6%
			Securities Lending Collateral(5): 1.7%
3,094,531			Cantor Fitzgerald Securities, Repurchase Agreement dated 06/29/18, 2.08%, due 07/02/18 (Repurchase Amount $3,095,060, collateralized by various U.S. Government Agency Obligations, 1.691%-8.500%, Market Value plus accrued interest $3,156,422, due 07/25/18-06/15/53)	$3,094,531	0.6
Principal Amount†		Value	Percentage of Net Assets
1,521,466	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $1,521,751, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $1,551,896, due 11/15/42-08/15/44)	$1,521,466	0.3
2,088,296	NBC Global Finance Ltd., Repurchase Agreement dated 06/29/18, 1.95%, due 07/02/18 (Repurchase Amount $2,088,631, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $2,130,068, due 01/31/20-09/09/49)	2,088,296	0.4
2,088,296	State of Wisconsin Investment Board, Repurchase Agreement dated 06/29/18, 2.30%, due 07/02/18 (Repurchase Amount $2,088,691, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,130,078, due 07/15/19-02/15/48)	2,088,296	0.4
		8,792,589	1.7

See Accompanying Notes to Financial Statements

VY® JPMORGAN   SUMMARY PORTFOLIO OF INVESTMENTS
MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.9%
9,728,986	(6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.800% (Cost $9,728,986)	$9,728,986	1.9
		Total Short-Term Investments (Cost $18,521,575)	18,521,575	3.6
		Total Investments in Securities (Cost $395,037,116)	$523,445,914	101.8
		Liabilities in Excess of Other Assets	(9,178,685)	(1.8)
		Net Assets	$514,267,229	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2018.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

(1)  Non-income producing security.

(2)  The grouping contains non-income producing securities.

(3)  The grouping contains securities on loan.

(4)  Security, or a portion of the security, is on loan.

(5)  Represents securities purchased with cash collateral received for securities on loan.

(6)  Rate shown is the 7-day yield as of June 30, 2018.

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Common Stock*	$504,924,339	$—	$—	$504,924,339
Short-Term Investments	9,728,986	8,792,589	—	18,521,575
Total Investments, at fair value	$514,653,325	$8,792,589	$—	$523,445,914

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

*  For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $396,082,237.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$146,463,136
Gross Unrealized Depreciation	(19,099,459)
Net Unrealized Appreciation	$127,363,677

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VY® OPPENHEIMER GLOBAL PORTFOLIO  AS OF JUNE 30, 2018 (UNAUDITED)

Geographic Diversification
as of June 30, 2018
(as a percentage of net assets)

United States	48.1%
Japan	14.3%
Germany	8.8%
United Kingdom	6.9%
France	6.2%
Netherlands	3.3%
China	2.6%
Switzerland	2.4%
India	2.4%
Spain	2.1%
Countries between 0.3% - 1.2%^	2.1%
Assets in Excess of Other Liabilities*	0.8%
Net Assets	100.0%

* Includes short-term investments.

^ Includes 3 countries, which each represents 0.3% - 1.2% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.7%
		China: 2.6%
62,040	(1)	Baidu, Inc. ADR	$15,075,720	0.9
741,718	(1)	JD.com, Inc. ADR	28,889,916	1.7
			43,965,636	2.6
		Denmark: 0.6%
170,890	(2)	Other Securities	10,196,369	0.6
		France: 6.2%
159,108		LVMH Moet Hennessy Louis Vuitton SE	52,826,935	3.1
63,560		Kering SA	35,803,384	2.1
376,630		Societe Generale	15,829,748	1.0
			104,460,067	6.2
		Germany: 7.3%
135,211		Allianz SE	27,860,899	1.6
168,790		Bayer AG	18,537,148	1.1
73,636	(1)	Linde AG	17,494,380	1.0
329,413		SAP SE	38,020,166	2.3
144,982		Siemens AG	19,102,248	1.1
6,129		Other Securities	3,580,614	0.2
			124,595,455	7.3
		India: 2.4%
10,027,593		DLF Ltd.	27,694,731	1.7
1,535,612		Other Securities	12,330,965	0.7
			40,025,696	2.4
		Italy: 0.3%
114,772		Other Securities	5,110,649	0.3
Shares			Value	Percentage of Net Assets
		Japan: 14.3%
783,700		Dai-ichi Life Holdings, Inc.	$13,948,017	0.8
45,602		Keyence Corp.	25,720,191	1.5
286,600		Kyocera Corp.	16,117,791	1.0
203,900		Murata Manufacturing Co., Ltd.	34,230,001	2.0
283,400		Nidec Corp.	42,393,716	2.5
319,000		Suzuki Motor Corp.	17,579,490	1.1
237,600		TDK Corp.	24,193,108	1.4
2,259,600	(2)	Other Securities	67,829,056	4.0
			242,011,370	14.3
		Netherlands: 3.3%
478,733		Airbus SE	55,865,726	3.3
		Spain: 2.1%
824,488		Industria de Diseno Textil SA	28,077,246	1.6
1,131,205		Other Securities	7,977,910	0.5
			36,055,156	2.1
		Sweden: 1.2%
950,342		Assa Abloy AB	20,158,277	1.2
		Switzerland: 2.4%
1,163,175		Credit Suisse Group AG	17,393,046	1.0
1,521,655		UBS Group AG	23,327,523	1.4
			40,720,569	2.4

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VY® OPPENHEIMER GLOBAL PORTFOLIO  AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Shares				Value	Percentage of Net Assets
			United Kingdom: 6.9%
1,694,440			International Consolidated Airlines Group SA	$14,783,009	0.9
1,268,676			Prudential PLC	28,921,120	1.7
489,974			TechnipFMC PLC	15,583,632	0.9
602,707			Unilever PLC	33,293,775	2.0
12,581,543	(2	),(3)	Other Securities	23,861,133	1.4
				116,442,669	6.9
			United States: 48.1%
117,090			3M Co.	23,033,945	1.4
197,813	(1)		Adobe Systems, Inc.	48,228,788	2.8
225,120			Aetna, Inc.	41,309,520	2.4
91,310	(1)		Alphabet, Inc. - Class A	103,106,339	6.1
154,400			Anthem, Inc.	36,751,832	2.2
52,000	(1)		Biogen, Inc.	15,092,480	0.9
115,960	(1)		Centene Corp.	14,287,432	0.8
554,630			Citigroup, Inc.	37,115,840	2.2
526,030			Colgate-Palmolive Co.	34,092,004	2.0
222,510	(1)		Facebook, Inc. - Class A	43,238,143	2.6
108,150			Goldman Sachs Group, Inc.	23,854,645	1.4
209,920			Intuit, Inc.	42,887,706	2.5
83,700	(1)		Loxo Oncology, Inc.	14,520,276	0.9
626,540			Maxim Integrated Products	36,752,836	2.2
705,460			Newell Brands, Inc.	18,193,813	1.1
331,472	(1)		PayPal Holdings, Inc.	27,601,673	1.6
231,180			S&P Global, Inc.	47,135,290	2.8
109,070	(1)		Sage Therapeutics, Inc.	17,072,727	1.0
204,670			Tiffany & Co.	26,934,572	1.6
156,170			United Parcel Service, Inc. - Class B	16,589,939	1.0
214,890			Walt Disney Co.	22,522,621	1.3
137,420			Zimmer Biomet Holdings, Inc.	15,314,085	0.9
2,347,676	(2	),(3)	Other Securities	108,535,026	6.4
				814,171,532	48.1
			Total Common Stock (Cost $880,337,710)	1,653,779,171	97.7
PREFERRED STOCK: 1.5%
			Germany: 1.5%
317,694			Bayerische Motoren Werke AG	25,271,950	1.5
Shares			Value	Percentage of Net Assets
		India: 0.0%
2,598,630	(2)	Other Securities	$292,424	0.0
		Total Preferred Stock (Cost $12,023,223)	25,564,374	1.5
		Total Long-Term Investments (Cost $892,360,933)	1,679,343,545	99.2
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.6%
		Securities Lending Collateral(4): 0.8%
3,203,708		Jefferies LLC, Repurchase Agreement dated 06/29/18, 2.00%, due 07/02/18 (Repurchase Amount $3,204,235, collateralized by various U.S. Government Securities, 0.000%-2.375%, Market Value plus accrued interest $3,267,782, due 07/05/18-09/09/49)	$3,203,708	0.2
3,203,708		Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $3,204,308, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $3,267,783, due 11/15/42-08/15/44)	3,203,708	0.2

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VY® OPPENHEIMER GLOBAL PORTFOLIO  AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
	Securities Lending Collateral(4) (continued)
673,790	MUFG Securities America Inc., Repurchase Agreement dated 06/29/18, 2.12%, due 07/02/18 (Repurchase Amount $673,907, collateralized by various U.S. Government Agency Obligations, 2.430%-6.000%, Market Value plus accrued interest $687,266, due 02/01/21-10/15/58)	$673,790	0.0
3,203,708	NBC Global Finance Ltd., Repurchase Agreement dated 06/29/18, 1.95%, due 07/02/18 (Repurchase Amount $3,204,221, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $3,267,792, due 01/31/20-09/09/49)	3,203,708	0.2
3,203,708	State of Wisconsin Investment Board, Repurchase Agreement dated 06/29/18, 2.30%, due 07/02/18 (Repurchase Amount $3,204,314, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,267,806, due 07/15/19-02/15/48)	3,203,708	0.2
		13,488,622	0.8
Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.8%
14,225,369	(5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.800% (Cost $14,225,369)	$14,225,369	0.8
		Total Short-Term Investments (Cost $27,713,991)	27,713,991	1.6
		Total Investments in Securities (Cost $920,074,924)	$1,707,057,536	100.8
		Liabilities in Excess of Other Assets	(14,001,674)	(0.8)
		Net Assets	$1,693,055,862	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2018.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

ADR  American Depositary Receipt

(1)  Non-income producing security.

(2)  The grouping contains non-income producing securities.

(3)  The grouping contains securities on loan.

(4)  Represents securities purchased with cash collateral received for securities on loan.

(5)  Rate shown is the 7-day yield as of June 30, 2018.

Sector Diversification	Percentage of Net Assets
Information Technology	29.7%
Consumer Discretionary	16.6
Financials	15.8
Health Care	15.5
Industrials	14.0
Consumer Staples	4.0
Real Estate	1.7
Materials	1.0
Energy	0.9
Short-Term Investments	1.6
Liabilities in Excess of Other Assets	(0.8)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VY® OPPENHEIMER GLOBAL PORTFOLIO  AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Common Stock
China	$43,965,636	$—	$—	$43,965,636
Denmark	—	10,196,369	—	10,196,369
France	—	104,460,067	—	104,460,067
Germany	—	124,595,455	—	124,595,455
India	12,330,965	27,694,731	—	40,025,696
Italy	—	5,110,649	—	5,110,649
Japan	—	242,011,370	—	242,011,370
Netherlands	—	55,865,726	—	55,865,726
Spain	—	36,055,156	—	36,055,156
Sweden	—	20,158,277	—	20,158,277
Switzerland	—	40,720,569	—	40,720,569
United Kingdom	16,045,816	100,396,853	—	116,442,669
United States	814,171,532	—	—	814,171,532
Total Common Stock	886,513,949	767,265,222	—	1,653,779,171
Preferred Stock	292,424	25,271,950	—	25,564,374
Short-Term Investments	14,225,369	13,488,622	—	27,713,991
Total Investments, at fair value	$901,031,742	$806,025,794	$—	$1,707,057,536

(1)  For the period ended June 30, 2018, as a result of the fair value pricing procedures for international equities utilized by the Portfolio (Note 2) certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At June 30, 2018, securities valued at $18,209,435 were transferred from Level 1 to Level 2 within the fair value hierarchy.

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $936,734,387.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$804,558,728
Gross Unrealized Depreciation	(34,182,611)
Net Unrealized Appreciation	$770,376,117

See Accompanying Notes to Financial Statements

VY® PIONEER  SUMMARY PORTFOLIO OF INVESTMENTS
HIGH YIELD PORTFOLIO   AS OF JUNE 30, 2018 (UNAUDITED)

Investment Type Allocation
as of June 30, 2018
(as a percentage of net assets)

Corporate Bonds/Notes	76.7%
Convertible Bonds/Notes	7.0%
Bank Loans	3.7%
Common Stock	2.0%
Preferred Stock	1.4%
Warrants**	0.0%
Assets in Excess of Other Liabilities*	9.2%
Net Assets	100.0%

* Includes short-term investments.

** Amount is less than 0.05%.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 76.7%
		Basic Materials: 6.2%
300,000	(1)	Ausdrill Finance Pty Ltd., 6.875%, 11/01/2019	$302,250	0.3
400,000	(1)	Century Aluminum Co., 7.500%, 06/01/2021	405,000	0.4
539,000		CF Industries, Inc., 3.450%, 06/01/2023	512,045	0.5
400,000		Chemours Co/The, 7.000%, 05/15/2025	431,000	0.4
130,000		Commercial Metals Co., 5.375%, 07/15/2027	123,825	0.1
475,000	(1)	Commercial Metals Co., 5.750%, 04/15/2026	459,562	0.5
250,000	(1)	Constellium NV, 5.875%, 02/15/2026	241,875	0.2
225,000	(1)	First Quantum Minerals Ltd., 6.875%, 03/01/2026	216,000	0.2
250,000	(1)	GCP Applied Technologies, Inc., 5.500%, 04/15/2026	245,937	0.2
75,000	(1)	Hudbay Minerals, Inc., 7.250%, 01/15/2023	77,625	0.1
100,000	(1)	Hudbay Minerals, Inc., 7.625%, 01/15/2025	105,250	0.1
534,000	(1)	Ingevity Corp., 4.500%, 02/01/2026	504,630	0.5
435,000	(1)	Kraton Polymers LLC / Kraton Polymers Capital Corp., 7.000%, 04/15/2025	452,400	0.5
125,000	(1)	NOVA Chemicals Corp., 4.875%, 06/01/2024	119,219	0.1
450,000	(1)	NOVA Chemicals Corp., 5.000%, 05/01/2025	427,500	0.4
130,000	(1)	Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.750%, 04/30/2026	126,263	0.1
Principal Amount†			Value	Percentage of Net Assets
621,000		United States Steel Corp., 6.250%, 03/15/2026	$615,954	0.6
1,025,000		Other Securities	978,453	1.0
			6,344,788	6.2
		Communications: 11.5%
200,000	(1)	Altice Financing SA, 6.625%, 02/15/2023	197,600	0.2
200,000	(1)	Altice France SA/France, 6.000%, 05/15/2022	201,500	0.2
200,000	(1)	Altice US Finance I Corp., 5.375%, 07/15/2023	199,500	0.2
210,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	193,200	0.2
505,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	490,961	0.5
310,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 02/15/2026	305,350	0.3
155,000	(1)	CommScope Technologies LLC, 5.000%, 03/15/2027	146,281	0.2
120,000	(1)	CommScope, Inc., 5.000%, 06/15/2021	120,450	0.1
200,000	(1)	CSC Holdings LLC, 5.375%, 02/01/2028	185,500	0.2
400,000	(1)	CSC Holdings LLC, 5.500%, 04/15/2027	383,000	0.3
100,000	(1)	Frontier Communications Corp., 8.500%, 04/01/2026	96,875	0.1
555,000		Frontier Communications Corp., 8.750%, 04/15/2022	471,750	0.5

See Accompanying Notes to Financial Statements

VY® PIONEER  SUMMARY PORTFOLIO OF INVESTMENTS
HIGH YIELD PORTFOLIO   AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			Communications (continued)
330,000			Frontier Communications Corp., 11.000%, 09/15/2025	$265,551	0.2
250,000	(1)		Gray Television, Inc., 5.125%, 10/15/2024	239,375	0.3
249,000	(1)		Gray Television, Inc., 5.875%, 07/15/2026	237,484	0.2
690,000			Level 3 Financing, Inc., 5.250%, 03/15/2026	657,984	0.6
530,000	(1)		MDC Partners, Inc., 6.500%, 05/01/2024	462,425	0.4
526,000			Netflix, Inc., 4.375%, 11/15/2026	494,335	0.5
200,000	(1)		Sinclair Television Group, Inc., 5.875%, 03/15/2026	195,250	0.2
322,000	(1)		Sirius XM Radio, Inc., 5.000%, 08/01/2027	301,875	0.3
200,000			Sprint Corp., 7.125%, 06/15/2024	202,418	0.2
1,660,000			Sprint Corp., 7.250%, 09/15/2021	1,730,550	1.7
450,000			T-Mobile USA, Inc., 6.500%, 01/15/2026	464,490	0.5
545,000			T-Mobile USA, Inc., 5.125%-6.500%, 03/01/2023- 04/15/2025	562,717	0.5
480,000	(1)		Videotron Ltd., 5.375%, 06/15/2024	493,200	0.5
546,000	(1)		Wind Tre SpA, 5.000%, 01/20/2026	435,549	0.4
335,000	(1)		Windstream Services LLC / Windstream Finance Corp., 8.625%, 10/31/2025	319,925	0.3
317,000	(1)		Windstream Services LLC / Windstream Finance Corp., 8.750%, 12/15/2024	202,087	0.2
575,000			Windstream Services LLC, 6.375%-7.750%, 10/15/2020- 08/01/2023	405,500	0.4
2,957,000	(2	),(3)	Other Securities	1,134,919	1.1
				11,797,601	11.5
			Consumer, Cyclical: 11.7%
200,000	(1)		Aramark Services, Inc., 5.000%, 02/01/2028	191,500	0.2
570,000			Beazer Homes USA, Inc., 6.750%, 03/15/2025	547,200	0.5
Principal Amount†			Value	Percentage of Net Assets
295,000		Beazer Homes USA, Inc., 5.875%-8.750%, 03/15/2022- 10/15/2027	$271,654	0.3
125,000	(1)	Dana Financing Luxembourg Sarl, 5.750%, 04/15/2025	123,437	0.1
650,000		Ferrellgas L.P. / Ferrellgas Finance Corp., 6.500%, 05/01/2021	599,625	0.6
148,000	(1)	Golden Nugget, Inc., 6.750%, 10/15/2024	148,397	0.1
96,000	(1)	Golden Nugget, Inc., 8.750%, 10/01/2025	98,852	0.1
300,000	(1)	International Game Technology PLC, 6.500%, 02/15/2025	311,250	0.3
100,000	(1)	JC Penney Corp., Inc., 8.625%, 03/15/2025	85,000	0.1
400,000		KB Home, 7.000%, 12/15/2021	422,000	0.4
245,000		KB Home, 7.500%, 09/15/2022	265,406	0.3
205,000	(1)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.000%, 06/01/2024	202,888	0.2
205,000	(1)	KFC Holding Co/Pizza Hut Holdings LLC/ Taco Bell of America LLC, 5.250%, 06/01/2026	202,438	0.2
250,000		Lennar Corp., 4.500%, 06/15/2019	251,562	0.2
465,000		Lennar Corp., 4.750%, 11/15/2022	465,291	0.5
200,000	(1)	LHMC Finco Sarl, 7.875%, 12/20/2023	195,626	0.2
615,000		Meritage Homes Corp., 5.125%-7.000%, 04/01/2022- 06/06/2027	615,638	0.6
420,000	(1)	PetSmart, Inc., 5.875%, 06/01/2025	324,450	0.3
200,000	(1)	Scientific Games International, Inc., 5.000%, 10/15/2025	191,000	0.2
595,000		Scientific Games International, Inc., 10.000%, 12/01/2022	635,906	0.6
250,000	(1)	Silversea Cruise Finance Ltd., 7.250%, 02/01/2025	271,275	0.3

See Accompanying Notes to Financial Statements

VY® PIONEER  SUMMARY PORTFOLIO OF INVESTMENTS
HIGH YIELD PORTFOLIO   AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Consumer, Cyclical (continued)
365,000	(1)	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 03/01/2024	$358,839	0.4
150,000	(1)	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.875%, 04/15/2023	150,000	0.1
169,000	(1)	TI Group Automotive Systems LLC, 8.750%, 07/15/2023	176,723	0.2
255,000	(1)	Titan International, Inc., 6.500%, 11/30/2023	255,000	0.3
678,000	(1)	Viking Cruises Ltd., 5.875%, 09/15/2027	642,405	0.6
305,000	(1)	Viking Cruises Ltd, 6.250%, 05/15/2025	300,425	0.3
150,000	(1)	VOC Escrow Ltd., 5.000%, 02/15/2028	142,457	0.1
3,558,000		Other Securities	3,470,945	3.4
			11,917,189	11.7
		Consumer, Non-cyclical: 11.0%
80,000	(1)	Alliance One International, Inc., 8.500%, 04/15/2021	82,600	0.1
190,000	(1)	Aptim Corp., 7.750%, 06/15/2025	154,850	0.2
200,000	(1)	Ashtead Capital, Inc., 4.125%, 08/15/2025	187,500	0.2
446,000	(1)	Brink's Co/The, 4.625%, 10/15/2027	413,665	0.4
215,000	(1)	C&S Group Enterprises LLC, 5.375%, 07/15/2022	211,775	0.2
250,000	(1)	Cardtronics, Inc. / Cardtronics USA, Inc., 5.500%, 05/01/2025	227,500	0.2
250,000	(1)	Carriage Services, Inc., 6.625%, 06/01/2026	254,687	0.2
590,000	(1)	Centene Corp., 5.375%, 06/01/2026	599,222	0.6
7,000	(1)	CHS/Community Health Systems, Inc., 8.125%, 06/30/2024	5,819	0.0
270,000	(1)	Endo Finance LLC, 5.750%, 01/15/2022	243,000	0.2
200,000	(1)	Endo Ltd. / Endo Finance LLC / Endo Finco, Inc., 6.000%, 02/01/2025	157,000	0.2
171,000	(1)	Garda World Security Corp., 8.750%, 05/15/2025	175,275	0.2
Principal Amount†			Value	Percentage of Net Assets
	738,000	HCA, Inc., 5.375%, 02/01/2025	$728,554	0.7
35,000	(1)	Horizon Pharma, Inc. / Horizon Pharma USA, Inc., 8.750%, 11/01/2024	37,756	0.0
416,000		Horizon Pharma, Inc., 6.625%, 05/01/2023	420,680	0.4
400,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 6.750%, 02/15/2028	378,380	0.4
450,000		Kindred Healthcare, Inc., 6.375%, 04/15/2022	465,750	0.5
240,000		Kindred Healthcare, Inc., 8.000%, 01/15/2020	258,362	0.2
371,000	(1)	Pilgrim's Pride Corp., 5.875%, 09/30/2027	345,030	0.3
259,000	(1)	Post Holdings, Inc., 5.625%, 01/15/2028	243,784	0.2
365,000	(1)	RegionalCare Hospital Partners Holdings, Inc., 8.250%, 05/01/2023	385,759	0.4
235,000	(1)	Team Health Holdings, Inc., 6.375%, 02/01/2025	203,275	0.2
470,000		United Rentals North America, Inc., 5.750%, 11/15/2024	479,400	0.5
120,000		United Rentals North America, Inc., 4.625%-4.875%, 10/15/2025- 01/15/2028	113,175	0.1
200,000	(1)	Valeant Pharmaceuticals International, Inc., 5.500%, 11/01/2025	197,850	0.2
1,859,000	(1)	Valeant Pharmaceuticals International, Inc., 5.875%, 05/15/2023	1,753,270	1.7
95,000	(1)	Valeant Pharmaceuticals International, Inc., 6.500%, 03/15/2022	98,681	0.1
125,000	(1)	Valeant Pharmaceuticals International, Inc., 7.000%, 03/15/2024	131,211	0.1
100,000	(1)	Valeant Pharmaceuticals International, 8.500%, 01/31/2027	101,750	0.1
525,000		WellCare Health Plans, Inc., 5.250%, 04/01/2025	523,688	0.5
1,761,000		Other Securities	1,690,431	1.7
			11,269,679	11.0

See Accompanying Notes to Financial Statements

VY® PIONEER  SUMMARY PORTFOLIO OF INVESTMENTS
HIGH YIELD PORTFOLIO   AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Energy: 16.6%
200,000		Andeavor Logistics L.P. / Tesoro Logistics Finance Corp., 5.250%, 01/15/2025	$205,226	0.2
300,000		Andeavor, 5.375%, 10/01/2022	307,140	0.3
525,000		Archrock Partners L.P. / Archrock Partners Finance Corp., 6.000%, 04/01/2021	523,687	0.5
50,000		Archrock Partners L.P. / Archrock Partners Finance Corp., 6.000%, 10/01/2022	49,750	0.1
355,000	(1)	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, 11/15/2022	360,325	0.4
155,000	(1)	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.625%, 07/15/2026	153,791	0.1
145,000	(1)	Calfrac Holdings L.P., 8.500%, 06/15/2026	145,906	0.1
525,000		Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 6.500%-7.750%, 04/15/2021- 04/15/2023	526,312	0.5
230,000	(1)	Chaparral Energy, Inc., 8.750%, 07/15/2023	232,156	0.2
518,000		Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/2027	515,410	0.5
100,000		Cheniere Corpus Christi Holdings LLC, 5.875%, 03/31/2025	104,375	0.1
104,000	(1)	Chesapeake Energy Corp., 8.000%, 12/15/2022	109,559	0.1
249,000	(1)	Covey Park Energy LLC / Covey Park Finance Corp., 7.500%, 05/15/2025	255,225	0.3
543,000		Genesis Energy L.P. / Genesis Energy Finance Corp., 6.250%-6.750%, 08/01/2022- 05/15/2026	524,795	0.5
494,000	(1)	Great Western Petroleum LLC / Great Western Finance Corp., 9.000%, 09/30/2021	508,820	0.5
Principal Amount†			Value	Percentage of Net Assets
400,000	(1)	Hess Infrastructure Partners L.P. / Hess Infrastructure Partners Finance Corp., 5.625%, 02/15/2026	$401,000	0.4
230,000	(1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 10/01/2025	230,575	0.2
361,000	(1)	Indigo Natural Resources LLC, 6.875%, 02/15/2026	351,072	0.3
173,000	(1)	Jagged Peak Energy LLC, 5.875%, 05/01/2026	169,973	0.2
100,000	(1)	MEG Energy Corp., 6.500%, 01/15/2025	100,125	0.1
220,000	(1)	MEG Energy Corp., 7.000%, 03/31/2024	206,525	0.2
262,000	(1)	Neptune Energy Bondco PLC, 6.625%, 05/15/2025	255,450	0.3
162,000	(1)	NGPL PipeCo LLC, 4.375%, 08/15/2022	160,988	0.2
230,000	(1)	Parsley Energy LLC / Parsley Finance Corp., 5.375%, 01/15/2025	229,425	0.2
200,000	(1)	Parsley Energy LLC / Parsley Finance Corp., 5.625%, 10/15/2027	199,000	0.2
210,000	(1)	Parsley Energy LLC / Parsley Finance Corp., 6.250%, 06/01/2024	218,400	0.2
400,000		PBF Holding Co. LLC / PBF Finance Corp., 7.000%, 11/15/2023	416,000	0.4
200,000	(1)	Precision Drilling Corp., 7.125%, 01/15/2026	205,900	0.2
110,000	(1)	Sanchez Energy Corp., 7.250%, 02/15/2023	109,313	0.1
517,000	(1)	Shelf Drilling Holdings Ltd., 8.250%, 02/15/2025	522,816	0.5
250,000	(1)	Sunoco L.P. / Sunoco Finance Corp., 4.875%, 01/15/2023	240,625	0.2
100,000	(1)	Sunoco L.P. / Sunoco Finance Corp., 5.875%, 03/15/2028	94,533	0.1
84,000	(1)	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.000%, 01/15/2028	78,330	0.1

See Accompanying Notes to Financial Statements

VY® PIONEER  SUMMARY PORTFOLIO OF INVESTMENTS
HIGH YIELD PORTFOLIO   AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Energy (continued)
550,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.250%-5.250%, 05/01/2023- 11/15/2023	$537,975	0.5
300,000	(1)	TerraForm Power Operating LLC, 4.250%, 01/31/2023	290,250	0.3
205,000	(1)	TerraForm Power Operating LLC, 5.000%, 01/31/2028	195,006	0.2
211,000	(1)	Trinidad Drilling Ltd, 6.625%, 02/15/2025	204,143	0.2
125,000	(1)	Whiting Petroleum Corp., 6.625%, 01/15/2026	129,063	0.1
7,014,000		Other Securities	6,940,408	6.8
			17,009,372	16.6
		Financial: 7.8%
500,000	(1)	Alliance Data Systems Corp., 5.875%, 11/01/2021	511,250	0.5
300,000	(1)	Avation Capital SA, 6.500%, 05/15/2021	302,250	0.3
405,000	(1)	Freedom Mortgage Corp., 8.125%, 11/15/2024	393,862	0.4
515,000	(1)	Freedom Mortgage Corp., 8.250%, 04/15/2025	508,563	0.5
260,000	(1)	Iron Mountain US Holdings, Inc., 5.375%, 06/01/2026	248,300	0.2
300,000		Iron Mountain, Inc., 5.750%, 08/15/2024	296,250	0.3
250,000	(1)	Kendall Re Ltd., 7.452%, (US0003M + 5.250%), 05/06/2024	250,387	0.3
250,000	(1)	Kilimanjaro Re Ltd. (Cat Bond), 11.162%, (T-BILL 3MO + 9.250%), 12/06/2019	249,037	0.2
575,000		Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 07/01/2021	574,828	0.6
225,000		Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 08/01/2018- 06/01/2022	224,479	0.2
295,000	(1)	Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/2022	300,163	0.3
Principal Amount†				Value	Percentage of Net Assets
343,000	(1)		Provident Funding Associates L.P. / PFG Finance Corp., 6.375%, 06/15/2025	$334,785	0.3
120,000	(1)		Quicken Loans, Inc., 5.750%, 05/01/2025	118,054	0.1
600,000	(4)		Royal Bank of Scotland Group PLC, 8.000%, 12/31/2199	631,500	0.6
200,000	(1	),(4)	Societe Generale SA, 7.375%, 12/31/2199	204,000	0.2
250,000	(1)		Tailwind Re Ltd. 2017-1, 9.162%, (T-BILL 3MO + 7.250%), 01/08/2025	256,038	0.3
335,000	(1)		Uniti Group L.P. / Uniti Group Finance, Inc. / CSL Capital LLC, 6.000%, 04/15/2023	323,903	0.3
250,000	(1)		Ursa Re Ltd 2017-2 D (Cat Bond), 5.250%, (T-BILL 3MO + 5.250%), 12/10/2020	252,688	0.3
1,940,000			Other Securities	1,946,299	1.9
				7,926,636	7.8
			Industrial: 6.7%
255,000	(1)		American Woodmark Corp., 4.875%, 03/15/2026	242,250	0.2
250,000	(1)		Amsted Industries, Inc., 5.000%, 03/15/2022	250,937	0.3
250,000	(1)		Amsted Industries, Inc., 5.375%, 09/15/2024	249,375	0.2
80,000	(1)		Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.625%, 05/15/2023	79,300	0.1
220,000	(1)		Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 6.000%, 02/15/2025	214,775	0.2
90,000	(1)		Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 7.250%, 05/15/2024	93,937	0.1
275,000	(1)		BlueLine Rental Finance Corp. / BlueLine Rental LLC, 9.250%, 03/15/2024	293,260	0.3
249,000	(1)		Builders FirstSource, Inc., 5.625%, 09/01/2024	243,709	0.2
640,000			Crown Cork & Seal Co., Inc., 7.375%, 12/15/2026	694,400	0.7
110,000	(1)		DAE Funding LLC, 4.500%, 08/01/2022	106,975	0.1
600,000			Fly Leasing Ltd., 6.375%, 10/15/2021	620,250	0.6

See Accompanying Notes to Financial Statements

VY® PIONEER  SUMMARY PORTFOLIO OF INVESTMENTS
HIGH YIELD PORTFOLIO   AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			Industrial (continued)
416,000	(1)		GFL Environmental, Inc., 5.375%, 03/01/2023	$385,840	0.4
215,000	(1)		Itron, Inc., 5.000%, 01/15/2026	204,723	0.2
225,000	(1)		Kratos Defense & Security Solutions, Inc., 6.500%, 11/30/2025	233,719	0.2
125,000	(1)		Plastipak Holdings, Inc., 6.250%, 10/15/2025	115,625	0.1
175,000	(1)		Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.000%, 07/15/2024	179,047	0.2
200,000	(1)		syncreon Group BV / syncreon Global Finance US, Inc., 8.625%, 11/01/2021	173,000	0.2
270,000	(1)		Tervita 2018 Escrow Corp., 7.625%, 12/01/2021	276,750	0.3
75,000	(1)		TTM Technologies, Inc., 5.625%, 10/01/2025	73,312	0.1
185,000	(1)		USG Corp., 4.875%, 06/01/2027	189,625	0.2
150,000	(1)		Waste Pro USA, Inc., 5.500%, 02/15/2026	144,563	0.1
1,710,911			Other Securities	1,758,552	1.7
				6,823,924	6.7
			Technology: 2.7%
435,000			Diebold Nixdorf, Inc., 8.500%, 04/15/2024	418,287	0.4
570,000	(1)		First Data Corp., 5.750%, 01/15/2024	571,767	0.6
155,000	(1)		First Data Corp., 7.000%, 12/01/2023	161,832	0.1
160,000	(1)		MSCI, Inc., 4.750%, 08/01/2026	155,200	0.1
200,000	(1)		Open Text Corp., 5.875%, 06/01/2026	204,500	0.2
200,000	(1)		IQVIA, Inc., 5.000%, 10/15/2026	195,500	0.2
400,000	(1)		Rackspace Hosting, Inc., 8.625%, 11/15/2024	403,000	0.4
875,000	(2	),(3)	Other Securities	682,688	0.7
				2,792,774	2.7
Principal Amount†			Value	Percentage of Net Assets
		Utilities: 2.5%
200,000	(1)	Calpine Corp., 5.250%, 06/01/2026	$189,250	0.2
580,000		Calpine Corp., 5.750%, 01/15/2025	531,788	0.5
361,000	(1)	Vistra Energy Corp., 8.000%, 01/15/2025	389,320	0.4
65,000	(1)	NextEra Energy Operating Partners L.P., 4.250%, 09/15/2024	62,725	0.0
695,000		NRG Energy, Inc., 6.625%, 01/15/2027	717,588	0.7
178,875	(1)	NSG Holdings LLC / NSG Holdings, Inc., 7.750%, 12/15/2025	195,868	0.2
550,000		Other Securities	498,375	0.5
			2,584,914	2.5
		Total Corporate Bonds/Notes (Cost $79,511,192)	78,466,877	76.7
BANK LOANS: 3.7%
		Basic Materials: 0.3%
261,688		Caraustar Industries, Inc. - TL 1L, 7.834%, (US0003M + 5.500%), 03/14/2022	263,356	0.3
		Cable & Satellite Television: 0.3%
269,328		Virgin Media Bristol LLC 2017 USD Term Loan, 4.573%, (US0003M + 2.500%), 01/15/2026	267,729	0.3
		Communications: 0.5%
365,334		McGraw-Hill Global Education Holdings, LLC, 6.094%, (US0003M + 4.000%), 05/04/2022	357,897	0.3
56,746		Univision Communications Inc. Term Loan C5, 4.844%, (US0003M + 2.750%), 03/15/2024	54,942	0.1
107,220		West Corp. - TL 1L, 6.094%, (US0003M + 4.000%), 10/10/2024	107,000	0.1
			519,839	0.5

See Accompanying Notes to Financial Statements

VY® PIONEER  SUMMARY PORTFOLIO OF INVESTMENTS
HIGH YIELD PORTFOLIO   AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
	Consumer, Cyclical: 0.8%
128,050	American Axle & Manufacturing Holdings, Inc. - Term Loan A, 4.350%, (US0003M + 2.000%), 04/06/2024	$127,762	0.1
219,289	Camping World TL B 1L, 4.844%, (US0003M + 3.750%), 11/08/2023	217,473	0.2
99,599	Federal-Mogul Holdings Corporation New Term Loan C, 5.840%, (US0003M + 3.750%), 04/15/2021	99,930	0.1
59,422	Golden Nugget, Inc. - TL 1L, 4.844%, (US0003M + 3.250%), 10/04/2023	59,547	0.1
366,119	Tower Automotive Holdings Term Loan B1, 4.813%, (US0003M + 2.750%), 03/07/2024	365,203	0.3
		869,915	0.8
	Consumer, Non-cyclical: 0.3%
385,985	Revlon Consumer Products Corp. TL B 1L, 5.594%, (US0003M + 3.500%), 09/07/2023	301,137	0.3
	Energy: 0.3%
325,000	Gavilan Resources LLC - TL 2L, 8.085%, (US0003M + 6.000%), 03/01/2024	321,073	0.3
	Financial: 0.3%
310,822	Confie Seguros Holding II - TL B 1L, 7.557%, (US0003M + 4.750%), 04/19/2022	308,879	0.3
	Industrial: 0.5%
205,811	Builders FirstSource, Inc., 5.334%, (US0003M + 3.000%), 02/29/2024	206,160	0.2
308,724	Zekelman Industries, Inc. Term Loan B, 4.582%, (US0003M + 3.500%), 06/14/2021	308,869	0.3
		515,029	0.5
Principal Amount†			Value	Percentage of Net Assets
		Insurance: 0.1%
70,495		Alliant Holdings I, Inc. 2015 Term Loan B, 5.046%, (US0003M + 3.250%), 05/09/2025	$70,139	0.1
		Retailers (Except Food & Drug): 0.2%
248,701		Neiman Marcus Group, Inc. - TL 1L, 5.263%, (US0003M + 3.250%), 10/25/2020	221,033	0.2
		Technology: 0.1%
122,799		DynCorp International, Inc. Term Loan B2 1L, 8.088%, (US0003M + 6.000%), 07/07/2020	123,362	0.1
		Total Bank Loans (Cost $3,839,687)	3,781,491	3.7
CONVERTIBLE BONDS/NOTES: 7.0%
		Communications: 0.7%
759,000		Other Securities	717,604	0.7
		Consumer, Cyclical: 0.3%
310,000		KB Home, 1.375%, 02/01/2019	337,414	0.3
		Consumer, Non-cyclical: 3.1%
457,000		Alder Biopharmaceuticals, Inc., 2.500%, 02/01/2025	475,874	0.4
330,000		Cardtronics, Inc., 1.000%, 12/01/2020	307,573	0.3
581,000		Wright Medical Group, Inc., 1.625%, 06/15/2023	579,257	0.6
1,871,000		Other Securities	1,808,189	1.8
			3,170,893	3.1
		Energy: 0.5%
590,000		Other Securities	583,453	0.5
		Industrial: 0.3%
68,000	(1)	Air Transport Services Group, Inc., 1.125%, 10/15/2024	66,423	0.1
182,000		Other Securities	211,673	0.2
			278,096	0.3

See Accompanying Notes to Financial Statements

VY® PIONEER  SUMMARY PORTFOLIO OF INVESTMENTS
HIGH YIELD PORTFOLIO   AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			Technology: 2.1%
400,000	(1)		Akamai Technologies, Inc., 0.125%, 05/01/2025	$401,542	0.4
110,000	(5)		Akamai Technologies, Inc., 0.000%, 02/15/2019	110,429	0.1
275,000	(1)		Envestnet, Inc., 1.750%, 06/01/2023	283,745	0.3
246,000	(1)		Pure Storage, Inc., 0.125%, 04/15/2023	275,488	0.3
100,000	(1)		Western Digital Corp., 1.500%, 02/01/2024	101,352	0.1
868,000			Other Securities	967,706	0.9
				2,140,262	2.1
			Total Convertible Bonds/Notes (Cost $7,046,580)	7,227,722	7.0
Shares				Value	Percentage of Net Assets
COMMON STOCK: 2.0%
			Consumer Discretionary: —%
1,476	(1	),(6),(7)	Perseus Holding Corp.	$—	—
			Energy: 0.0%
424,564	(3	),(8)	Other Securities	7,225	0.0
			Financials: 0.2%
2,083			Other Securities	191,428	0.2
			Health Care: 0.9%
2,581			Aetna, Inc.	473,614	0.5
17,334	(8)		Other Securities	416,503	0.4
				890,117	0.9
			Industrials: 0.1%
7,898	(3	),(8)	Other Securities	143,783	0.1
			Information Technology: 0.2%
7,059	(8)		Other Securities	211,629	0.2
			Materials: 0.1%
1,018			Other Securities	111,827	0.1
			Real Estate: 0.5%
20,704	(8)		Other Securities	456,245	0.5
			Total Common Stock (Cost $1,430,078)	2,012,254	2.0
Shares				Value	Percentage of Net Assets
PREFERRED STOCK: 1.4%
			Consumer Discretionary: —%
775	(1	),(6),(7)	Perseus Holding Corp.	$—	—
			Financials: 1.4%
470	(7)		Bank of America Corp.	587,735	0.6
602	(7)		Wells Fargo & Co.	758,195	0.7
3,542	(8)		Other Securities	93,154	0.1
				1,439,084	1.4
			Health Care: 0.0%
44	(3	),(8)	Other Securities	4,240	0.0
			Total Preferred Stock (Cost $1,422,347)	1,443,324	1.4
WARRANTS: —%
			Energy: —%
659	(3	),(8)	Other Securities	—	—
			Health Care: —%
252	(3	),(8)	Other Securities	—	—
			Total Warrants (Cost $—)	—	—
			Total Long-Term Investments (Cost $93,249,884)	92,931,668	90.8
Principal Amount†				Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.8%
			U.S. Treasury Bills: 7.7%
3,530,000	(5)		United States Treasury Bill, 0.000%, 07/12/2018	$3,528,358	3.4
4,000,000	(5)		United States Treasury Bill, 0.000%, 07/19/2018	3,996,753	3.9
400,000	(5)		United States Treasury Bill, 0.000%, 07/26/2018	399,541	0.4
				7,924,652	7.7

See Accompanying Notes to Financial Statements

VY® PIONEER  SUMMARY PORTFOLIO OF INVESTMENTS
HIGH YIELD PORTFOLIO   AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.1%
76,818	(9)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.800% (Cost $76,818)	$76,818	0.1
		Total Short-Term Investments (Cost $8,000,832)	8,001,470	7.8
		Total Investments in Securities (Cost $101,250,716)	$100,933,138	98.6
		Assets in Excess of Other Liabilities	1,394,649	1.4
		Net Assets	$102,327,787	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2018.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

(1)  Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)  The grouping contains securities in default.

(3)  The grouping contains Level 3 securities.

(4)  Variable rate security. Rate shown is the rate in effect as of June 30, 2018.

(5)  Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2018.

(6)  For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(7)  Non-income producing security.

(8)  The grouping contains non-income producing securities.

(9)  Rate shown is the 7-day yield as of June 30, 2018.

EUR  EU Euro

Reference Rate Abbreviations:

T-BILL 3MO  3-month U.S. Treasury Bill

US0003M  3-month LIBOR

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$—	$—	$—
Energy	2,132	—	5,093	7,225
Financials	191,428	—	—	191,428
Health Care	890,117	—	—	890,117
Industrials	143,783	—	—	143,783
Information Technology	211,629	—	—	211,629
Materials	111,827	—	—	111,827
Real Estate	456,245	—	—	456,245
Total Common Stock	2,007,161	—	5,093	2,012,254
Preferred Stock	1,439,084	—	4,240	1,443,324
Warrants	—	—	—	—
Corporate Bonds/Notes	—	78,466,877	—	78,466,877
Bank Loans	—	3,781,491	—	3,781,491
Convertible Bonds/Notes	—	7,227,722	—	7,227,722
Short-Term Investments	76,818	7,924,652	—	8,001,470
Total Investments, at fair value	$3,523,063	$97,400,742	$9,333	$100,933,138
Other Financial Instruments+
Centrally Cleared Swaps	—	26,560	—	26,560
Futures	49,984	—	—	49,984
Total Assets	$3,573,047	$97,427,302	$9,333	$101,009,682

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

VY® PIONEER  SUMMARY PORTFOLIO OF INVESTMENTS
HIGH YIELD PORTFOLIO   AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

At June 30, 2018, the following futures contracts were outstanding for VY® Pioneer High Yield Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
S&P 500 E-Mini	(15)	09/21/18	$(2,041,200)	$49,984
			$(2,041,200)	$49,984

At June 30, 2018, the following centrally cleared credit default swaps were outstanding for VY® Pioneer High Yield Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 23, Version 6	Sell	5.000	12/20/19	USD	1,067,605	$54,905	$7,175
CDX North American High Yield Index, Series 25, Version 4	Sell	5.000	12/20/20	USD	1,982,400	129,320	19,385
						$184,225	$26,560

(1)  If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(2)  Payments received quarterly.

(3)  The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(4)  The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation's credit soundness and a greater likelihood or risk of default or other credit event occurring.

Currency Abbreviations

USD — United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Credit contracts	Net Assets — Unrealized appreciation*	$26,560
Equity contracts	Net Assets — Unrealized appreciation**	49,984
Total Asset Derivatives		$76,544

*  Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments. Only current day's variation margin receivable/payable is shown on the Statement of Assets and Liabiliites.

**  Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2018 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Credit Contract	$—	$83,571	$83,571
Equity contracts	(93,101)	—	(93,101)
Total	$(93,101)	$83,571	$(9,530)

See Accompanying Notes to Financial Statements

VY® PIONEER  SUMMARY PORTFOLIO OF INVESTMENTS
HIGH YIELD PORTFOLIO   AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Credit contracts	$—	$(41,907)	$(41,907)
Equity contracts	57,866	—	57,866
Total	$57,866	$(41,907)	$15,959

*  Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $101,401,579.

Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$2,550,207
Gross Unrealized Depreciation	(2,783,617)
Net Unrealized Depreciation	$(233,410)

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE DIVERSIFIED  SUMMARY PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO   AS OF JUNE 30, 2018 (UNAUDITED)

Sector Diversification
as of June 30, 2018
(as a percentage of net assets)

Information Technology	29.2%
Industrials	19.0%
Consumer Discretionary	15.6%
Health Care	13.2%
Financials	8.0%
Consumer Staples	4.6%
Materials	4.4%
Real Estate	3.0%
Energy	1.6%
Utilities	0.9%
Telecommunication Services	0.2%
Assets in Excess of Other Liabilities*	0.3%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares				Value	Percentage of Net Assets
COMMON STOCK: 98.6%
			Consumer Discretionary: 15.6%
45,000	(1)		Burlington Stores, Inc.	$6,773,850	0.7
85,000			Delphi Technologies PLC	7,788,550	0.8
97,000			Dollar General Corp.	9,564,200	0.9
73,300	(1)		Dollar Tree, Inc.	6,230,500	0.6
87,400	(2)		Dunkin' Brands Group, Inc.	6,036,718	0.6
91,133			Hilton Worldwide Holdings, Inc.	7,214,088	0.7
24,700	(1)		Mohawk Industries, Inc.	5,292,469	0.5
21,200	(1)		O'Reilly Automotive, Inc.	5,799,684	0.6
118,100			Ross Stores, Inc.	10,008,975	1.0
1,536,274	(3	),(4)	Other Securities	94,635,926	9.2
				159,344,960	15.6
			Consumer Staples: 4.6%
40,400			Clorox Co.	5,464,100	0.5
58,000			Dr Pepper Snapple Group, Inc.	7,076,000	0.7
588,375	(3	),(4)	Other Securities	34,654,542	3.4
				47,194,642	4.6
			Energy: 1.6%
44	(1	),(5),(6)	Venture Global LNG, Inc. - Series B	222,860	0.0
560	(1	),(5),(6)	Venture Global LNG, Inc. - Series C	2,836,400	0.3
457,237	(3	),(4)	Other Securities	13,234,192	1.3
				16,293,452	1.6
Shares				Value	Percentage of Net Assets
			Financials: 8.0%
64,833			Cboe Global Markets, Inc.	$6,747,170	0.7
70,700			First Republic Bank	6,843,053	0.7
40,600			Moody's Corp.	6,924,736	0.7
147,600			Progressive Corp.	8,730,540	0.8
36,500			Willis Towers Watson PLC	5,533,400	0.5
713,230	(4)		Other Securities	46,998,345	4.6
				81,777,244	8.0
			Health Care: 13.2%
63,700	(1)		BioMarin Pharmaceutical, Inc.	6,000,540	0.6
50,100	(1)		Centene Corp.	6,172,821	0.6
33,200			Cooper Cos., Inc.	7,816,940	0.7
147,600	(1)		Hologic, Inc.	5,867,100	0.6
26,500	(1)		Idexx Laboratories, Inc.	5,775,410	0.6
19,100	(1)		Illumina, Inc.	5,334,439	0.5
1,295,115	(3	),(4)	Other Securities	98,153,596	9.6
				135,120,846	13.2
			Industrials: 19.0%
16,300	(1)		CoStar Group, Inc.	6,725,869	0.6
47,300			Harris Corp.	6,836,742	0.7
125,600	(1)		HD Supply Holdings, Inc.	5,386,984	0.5
17,200			TransDigm Group, Inc.	5,936,408	0.6
80,300			TransUnion	5,752,692	0.6
56,500	(1)		Verisk Analytics, Inc.	6,081,660	0.6

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE DIVERSIFIED  SUMMARY PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO   AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Shares				Value	Percentage of Net Assets
			Industrials (continued)
70,050			Waste Connections, Inc.	$5,273,364	0.5
2,219,152	(3	),(4)	Other Securities	152,444,413	14.9
				194,438,132	19.0
			Information Technology: 28.6%
86,000			Amphenol Corp.	7,494,900	0.7
116,379	(1)		Atlassian Corp. PLC	7,276,015	0.7
107,570	(1)		Black Knight, Inc.	5,760,373	0.6
136,564			Booz Allen Hamilton Holding Corp.	5,971,944	0.6
80,000			Fidelity National Information Services, Inc.	8,482,400	0.8
126,400	(1)		Fiserv, Inc.	9,364,976	0.9
26,800	(1)		FleetCor Technologies, Inc.	5,645,420	0.6
47,600	(1)		Gartner, Inc.	6,326,040	0.6
69,700			Global Payments, Inc.	7,770,853	0.8
60,100			KLA-Tencor Corp.	6,162,053	0.6
255,948			Marvell Technology Group Ltd.	5,487,525	0.5
142,600			Maxim Integrated Products	8,364,916	0.8
92,400	(2)		Microchip Technology, Inc.	8,403,780	0.8
45,600	(1)		Red Hat, Inc.	6,127,272	0.6
47,600	(1)		ServiceNow, Inc.	8,209,572	0.8
84,100			Skyworks Solutions, Inc.	8,128,265	0.8
104,500			SS&C Technologies Holdings, Inc.	5,423,550	0.5
109,500	(1)		Worldpay, Inc.	8,954,910	0.9
2,736,627	(3	),(4)	Other Securities	163,569,286	16.0
				292,924,050	28.6
			Materials: 4.4%
203,600			Ball Corp.	7,237,980	0.7
64,900			Vulcan Materials Co.	8,375,994	0.8
611,729	(3	),(4)	Other Securities	29,489,738	2.9
				45,103,712	4.4
Shares				Value	Percentage of Net Assets
			Real Estate: 2.5%
47,350	(1)		SBA Communications Corp.	$7,818,432	0.8
18,276	(1	),(5),(6)	WeWork Companies, Inc. - Class A	837,955	0.1
420,425	(3)		Other Securities	16,550,180	1.6
				25,206,567	2.5
			Telecommunication Services: 0.2%
65,600	(4)		Other Securities	2,393,088	0.2
			Utilities: 0.9%
161,826			Other Securities	9,320,356	0.9
			Total Common Stock (Cost $710,306,292)	1,009,117,049	98.6
PREFERRED STOCK: 1.1%
			Information Technology: 0.6%
32,391	(1	),(5),(6)	AirBNB, Inc. - Series D	3,677,350	0.4
3,719	(1	),(5),(6)	AirBNB, Inc. - Series E	422,218	0.0
353,970	(1	),(5),(6)	Tanium, Inc. - Series G	2,401,758	0.2
				6,501,326	0.6
			Real Estate: 0.5%
44,396	(1	),(5),(6)	WeWork Companies, Inc. - Series D-1	2,035,556	0.2
34,882	(1	),(5),(6)	WeWork Companies, Inc. - Series D-2	1,599,340	0.2
24,709	(1	),(5),(6)	WeWork Companies, Inc. - Series E	1,132,908	0.1
				4,767,804	0.5
			Total Preferred Stock (Cost $5,554,906)	11,269,130	1.1
			Total Long-Term Investments (Cost $715,861,198)	1,020,386,179	99.7

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE DIVERSIFIED  SUMMARY PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO   AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.9%
	Securities Lending Collateral(7): 2.9%
13,629,790	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/29/18, 2.08%, due 07/02/18 (Repurchase Amount $13,632,120, collateralized by various U.S. Government Agency Obligations, 1.691%-8.500%, Market Value plus accrued interest $13,902,386, due 07/25/18- 06/15/53)	$13,629,790	1.3
1,763,774	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $1,764,105, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $1,799,050, due 11/15/42-08/15/44)	1,763,774	0.2
6,964,460	NBC Global Finance Ltd., Repurchase Agreement dated 06/29/18, 1.95%, due 07/02/18 (Repurchase Amount $6,965,576, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $7,103,769, due 01/31/20-09/09/49)	6,964,460	0.7
Principal Amount†			Value	Percentage of Net Assets
6,964,460		State of Wisconsin Investment Board, Repurchase Agreement dated 06/29/18, 2.30%, due 07/02/18 (Repurchase Amount $6,965,777, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $7,103,801, due 07/15/19- 02/15/48)	$6,964,460	0.7
			29,322,484	2.9
Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.0%
1,000	(8)	T. Rowe Price Reserve Investment Fund, 1.970% (Cost $1,000)	$1,000	0.0
		Total Short-Term Investments (Cost $29,323,484)	29,323,484	2.9
		Total Investments in Securities (Cost $745,184,682)	$1,049,709,663	102.6
		Liabilities in Excess of Other Assets	(27,020,499)	(2.6)
		Net Assets	$1,022,689,164	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2018.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

(1)  Non-income producing security.

(2)  Security, or a portion of the security, is on loan.

(3)  The grouping contains securities on loan.

(4)  The grouping contains non-income producing securities.

(5)  For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(6)  Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2018, the Portfolio held restricted securities with a fair value of $15,166,345 or 1.48% of net assets. Please refer to the table below for additional details.

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE DIVERSIFIED  SUMMARY PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO   AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

(7)  Represents securities purchased with cash collateral received for securities on loan.

(8)  Rate shown is the 7-day yield as of June 30, 2018.

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$159,344,960	$—	$—	$159,344,960
Consumer Staples	47,194,642	—	—	47,194,642
Energy	13,234,192	—	3,059,260	16,293,452
Financials	81,777,244	—	—	81,777,244
Health Care	135,120,846	—	—	135,120,846
Industrials	194,438,132	—	—	194,438,132
Information Technology	288,497,462	4,426,588	—	292,924,050
Materials	45,103,712	—	—	45,103,712
Real Estate	24,368,612	—	837,955	25,206,567
Telecommunication Services	2,393,088	—	—	2,393,088
Utilities	9,320,356	—	—	9,320,356
Total Common Stock	1,000,793,246	4,426,588	3,897,215	1,009,117,049
Preferred Stock	—	—	11,269,130	11,269,130
Short-Term Investments	1,000	29,322,484	—	29,323,484
Total Investments, at fair value	$1,000,794,246	$33,749,072	$15,166,345	$1,049,709,663

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at June 30, 2018:

Investments, at fair value	Fair Value at June 30, 2018	Valuation Technique(s)	Unobservable Inputs	Range		Impact to Valuation from an Increase in Input**
Common Stock
Venture Global LNG, Inc. - Series B	$222,860	Recent Comparable Transaction Price	Discount Factor*	—		n/a
Venture Global LNG, Inc. - Series C	2,836,400	Recent Comparable Transaction Price	Discount Factor*	—		n/a
WeWork Companies, Inc. - Class A	837,955	Recent Comparable Transaction Price	Discount Factor*	—		n/a
Total Common Stock	$3,897,215
Preferred Stock
AirBNB, Inc. - Series D	$3,677,350	Recent Comparable Transaction Price/ Market Comparable	Discount Factor*	—		n/a
			Enterprise Value to Sales Multiple	4.5	x-5.4x	Increase
			Discount for Lack of Marketability	10%		Decrease
			Enterprise Value to Gross Profit Multiple	5.8	x-7.3x	Increase
			Sales Growth Rate	20%		Increase
			Gross Profit Growth Rate	21%		Increase

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE DIVERSIFIED  SUMMARY PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO   AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Investments, at fair value	Fair Value at June 30, 2018	Valuation Technique(s)	Unobservable Inputs	Range		Impact to Valuation from an Increase in Input**
AirBNB, Inc. - Series E	$422,218	Recent Comparable Transaction Price/ Market Comparable	Discount Factor*	—		n/a
		Enterprise Value to	Sales Multiple	4.5	x-5.4x	Increase
			Discount for Lack of Marketability	10%		Decrease
			Enterprise Value to Gross Profit Multiple	5.8	x-7.3x	Increase
			Sales Growth Rate	20%		Increase
			Gross Profit Growth Rate	21%		Increase
Tanium, Inc. - Series G	2,401,757	Recent Comparable Transaction Price	Discount Factor*	—		n/a
WeWork Companies, Inc. - Series D-1	2,035,557	Recent Comparable Transaction Price	Discount Factor*	—		n/a
WeWork Companies, Inc. - Series D-2	1,599,340	Recent Comparable Transaction Price	Discount Factor*	—		n/a
WeWork Companies, Inc. - Series E	1,132,908	Recent Comparable Transaction Price	Discount Factor*	—		n/a
Total Preferred Stock	$11,269,130

*  No quantitative unobservable inputs were significant to the fair valuation determination at June 30, 2018.

**  Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease in the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2018:

	Beginning Balance 12/31/17	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)*	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/18
Asset Table
Investments, at fair value Common Stock	$3,556,700	$244,620	$(1,021,736)	$—	$275,223	$842,408	$—	$—	$3,897,215
Preferred Stock	13,201,310	—	(2,183,218)	—	(370,573)	621,611	—	—	11,269,130
Total Investments, at value	$16,758,010	$244,620	$(3,204,954)	$—	$(95,350)	$1,464,019	$—	$—	$15,166,345

*  As of June 30, 2018, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $1,464,019.

At June 30, 2018, VY® T. Rowe Price Diversified Mid Cap Growth Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
AirBNB, Inc. - Series D	4/16/2014	$1,318,736	$3,677,350
AirBNB, Inc. - Series E	7/14/2015	346,218	422,218
Tanium, Inc. - Series G	8/26/2015	1,757,213	2,401,758
Venture Global LNG, Inc. - Series B	3/8/2018	132,880	222,860
Venture Global LNG, Inc. - Series C	10/16/2017	2,083,973	2,836,400
WeWork Companies, Inc. - Class A	6/23/2015	311,583	837,955
WeWork Companies, Inc. - Series D-1	12/9/2014	739,245	2,035,556
WeWork Companies, Inc. - Series D-2	12/9/2014	580,826	1,599,340
WeWork Companies, Inc. - Series E	6/23/2015	812,668	1,132,908
		$8,083,342	$15,166,345

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE DIVERSIFIED  SUMMARY PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO   AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $748,971,598.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$324,031,966
Gross Unrealized Depreciation	(23,293,901)
Net Unrealized Appreciation	$300,738,065

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE  SUMMARY PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO  AS OF JUNE 30, 2018 (UNAUDITED)

Sector Diversification
as of June 30, 2018
(as a percentage of net assets)

Information Technology	43.3%
Consumer Discretionary	23.4%
Health Care	12.8%
Industrials	8.8%
Financials	6.3%
Consumer Staples	1.6%
Utilities	1.5%
Real Estate	1.4%
Materials	0.6%
Consumer, Cyclical	0.2%
Assets in Excess of Other Liabilities*	0.1%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares				Value	Percentage of Net Assets
COMMON STOCK: 98.6%
			Consumer Discretionary: 23.4%
103,195	(1)		Amazon.com, Inc.	$175,410,861	9.1
37,294	(1)		Booking Holdings, Inc.	75,598,294	3.9
174,500			Delphi Technologies PLC	15,989,435	0.8
73,300	(1)		Netflix, Inc.	28,691,819	1.5
234,395			Nike, Inc.	18,676,594	1.0
125,256	(1	),(2)	Tesla, Inc.	42,956,545	2.3
189,500			Walt Disney Co.	19,861,495	1.0
88,981			Wynn Resorts Ltd.	14,890,081	0.8
1,335,317	(3)		Other Securities	57,533,926	3.0
				449,609,050	23.4
			Consumer Staples: 1.6%
271,385			Philip Morris International, Inc.	21,911,625	1.1
87,937			Other Securities	9,573,701	0.5
				31,485,326	1.6
			Financials: 6.3%
1,134,411	(1	),(4),(5)	Ant International Co., Limited Class C	6,364,046	0.3
388,800			Charles Schwab Corp.	19,867,680	1.1
124,206			Chubb Ltd.	15,776,646	0.8
241,329			Intercontinental Exchange, Inc.	17,749,748	0.9
189,130			JPMorgan Chase & Co.	19,707,346	1.0
316,000			Morgan Stanley	14,978,400	0.8
Shares			Value	Percentage of Net Assets
428,876		TD Ameritrade Holding Corp.	$23,489,539	1.2
34,160		Other Securities	3,306,346	0.2
			121,239,751	6.3
		Health Care: 12.8%
149,004	(1)	Alexion Pharmaceuticals, Inc.	18,498,846	1.0
93,000		Anthem, Inc.	22,136,790	1.1
169,989		Becton Dickinson & Co.	40,722,565	2.1
121,471	(1)	Centene Corp.	14,966,442	0.8
62,400	(1)	Intuitive Surgical, Inc.	29,857,152	1.6
180,100		Stryker Corp.	30,411,686	1.6
192,566		UnitedHealth Group, Inc.	47,244,142	2.5
156,633	(1)	Vertex Pharmaceuticals, Inc.	26,621,345	1.4
112,281		Other Securities	14,385,463	0.7
			244,844,431	12.8
		Industrials: 8.8%
188,741		Boeing Co.	63,324,493	3.3
134,378		Equifax, Inc.	16,812,032	0.9
207,385		Fortive Corp.	15,991,457	0.8
100,600		Honeywell International, Inc.	14,491,430	0.8
65,665		Roper Technologies, Inc.	18,117,630	1.0
251,270		TransUnion	18,000,983	0.9
288,173	(6)	Other Securities	21,453,207	1.1
			168,191,232	8.8

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE  SUMMARY PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO  AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Shares				Value	Percentage of Net Assets
			Information Technology: 42.3%
184,000			Activision Blizzard, Inc.	$14,042,880	0.7
975	(1	),(7)	Adyen NV	537,138	0.0
284,571	(1)		Alibaba Group Holding Ltd. ADR	52,796,458	2.7
44,750	(1)		Alphabet, Inc. - Class A	50,531,252	2.6
49,571	(1)		Alphabet, Inc. - Class C	55,303,886	2.9
83,471			Apple, Inc.	15,451,317	0.8
80,552			Broadcom, Inc.	19,545,137	1.0
137,600	(1)		Electronic Arts, Inc.	19,404,352	1.0
489,754	(1)		Facebook, Inc. - Class A	95,168,997	5.0
191,756	(1)		Fiserv, Inc.	14,207,202	0.7
156,544			Intuit, Inc.	31,982,722	1.7
251,766			Mastercard, Inc. - Class A	49,477,054	2.6
1,023,165			Microsoft Corp.	100,894,301	5.3
330,814	(1)		PayPal Holdings, Inc.	27,546,882	1.4
252,964	(1)		Salesforce.com, Inc.	34,504,290	1.8
85,095	(1)		ServiceNow, Inc.	14,676,335	0.8
1,106,778			Symantec Corp.	22,854,966	1.2
648,900			Tencent Holdings Ltd.	32,584,775	1.7
148,350			Texas Instruments, Inc.	16,355,587	0.8
3,251	(1	),(4),(5)	Uber Technologies, Inc. - Class A	130,040	0.0
444,974			Visa, Inc. - Class A	58,936,806	3.1
271,600	(1)		Worldpay, Inc.	22,211,448	1.2
565,874	(3	),(6)	Other Securities	64,352,974	3.3
				813,496,799	42.3
			Materials: 0.6%
180,200			Other Securities	11,878,784	0.6
			Real Estate: 1.3%
221,635			Crown Castle International Corp.	23,896,686	1.3
1,800	(1	),(4),(5)	WeWork Companies, Inc. - Class A	82,530	0.0
				23,979,216	1.3
Shares				Value	Percentage of Net Assets
			Utilities: 1.5%
128,496			Sempra Energy	$14,919,671	0.8
120,200			Other Securities	13,789,956	0.7
				28,709,627	1.5
			Total Common Stock (Cost $1,347,447,451)	1,893,434,216	98.6
PREFERRED STOCK: 1.1%
			Information Technology: 1.0%
59,241	(1	),(4),(5)	AirBNB, Inc. - Series D	6,725,631	0.3
16,058	(1	),(4),(5)	AirBNB, Inc. - Series E	1,823,065	0.1
93,459	(1	),(4),(5)	Magic Leap, Inc. - Series C	2,523,393	0.1
61,969	(1	),(4),(5)	Magic Leap, Inc. - Series D	1,673,163	0.1
464	(1	),(4),(5)	Uber Technologies, Inc. - Series A	18,560	0.0
1,243	(1	),(4),(5)	Uber Technologies, Inc. - Series B	49,720	0.0
329	(1	),(4),(5)	Uber Technologies, Inc. - Series C-1	13,160	0.0
266	(1	),(4),(5)	Uber Technologies, Inc. - Series C-2	10,640	0.0
3	(1	),(4),(5)	Uber Technologies, Inc. - Series C-3	120	0.0
296	(1	),(4),(5)	Uber Technologies, Inc. - Series D	11,840	0.0
142	(1	),(4),(5)	Uber Technologies, Inc. - Series E	5,680	0.0
73,385	(1	),(4),(5)	Uber Technologies, Inc. - Series G	2,935,400	0.2
713	(1	),(4),(5)	Uber Technologies, Inc. - Series G-1	28,520	0.0
1,187	(1	),(4),(5)	Uber Technologies, Inc. - Series Seed	47,480	0.0
68,026	(1	),(4),(5)	Xiaoju Kuaizhi, Inc.- Series A-17 (DiDi Chuxing, Inc.)	3,289,737	0.2
				19,156,109	1.0

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE  SUMMARY PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO  AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Shares				Value	Percentage of Net Assets
			Real Estate: 0.1%
45,554	(1	),(4),(5)	WeWork Companies, Inc. - Series E	$2,088,651	0.1
			Total Preferred Stock (Cost $14,840,031)	21,244,760	1.1
Principal Amount†				Value	Percentage of Net Assets
CONVERTIBLE BONDS/NOTES: 0.2%
			Consumer, Cyclical: 0.2%
2,259,785			Other Securities	$3,870,528	0.2
			Total Convertible Bonds/Notes (Cost $4,204,151)	3,870,528	0.2
			Total Long-Term Investments (Cost $1,366,491,633)	1,918,549,504	99.9
SHORT-TERM INVESTMENTS: 3.2%
			Securities Lending Collateral(8): 2.9%
13,306,955			Jefferies LLC, Repurchase Agreement dated 06/29/18, 2.00%-2.10%, due 07/02/18 (Repurchase Amount $13,309,143, collateralized by various U.S. Gov't/U.S. Gov't Agency Obligations, 0.000%-4.500%, Market Value plus accrued interest $13,573,094, due 07/05/ 18-05/15/58)	13,306,955	0.7
Principal Amount†		Value	Percentage of Net Assets
13,306,955	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $13,309,449, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $13,573,097, due 11/15/42- 08/15/44)	$13,306,955	0.7
2,798,609	MUFG Securities America Inc., Repurchase Agreement dated 06/29/18, 2.12%, due 07/02/18 (Repurchase Amount $2,799,097, collateralized by various U.S. Government Agency Obligations, 2.430%-6.000%, Market Value plus accrued interest $2,854,581, due 02/01/21- 10/15/58)	2,798,609	0.1
13,306,955	NBC Global Finance Ltd., Repurchase Agreement dated 06/29/18, 1.95%, due 07/02/18 (Repurchase Amount $13,309,088, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $13,573,133, due 01/31/20- 09/09/49)	13,306,955	0.7

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE  SUMMARY PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO  AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
13,306,955	State of Wisconsin Investment Board, Repurchase Agreement dated 06/29/18, 2.30%, due 07/02/18 (Repurchase Amount $13,309,471, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $13,573,194, due 07/15/19- 02/15/48)	$13,306,955	0.7
		56,026,429	2.9
Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.3%
6,009,326	(9)	T. Rowe Price Reserve Investment Fund, 1.970% (Cost $6,009,326)	$6,009,326	0.3
		Total Short-Term Investments (Cost $62,035,755)	62,035,755	3.2
		Total Investments in Securities (Cost $1,428,527,388)	$1,980,585,259	103.1
		Liabilities in Excess of Other Assets	(59,312,997)	(3.1)
		Net Assets	$1,921,272,262	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2018.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

ADR  American Depositary Receipt

(1)  Non-income producing security.

(2)  Security, or a portion of the security, is on loan.

(3)  The grouping contains non-income producing securities.

(4)  For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(5)  Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2018, the Portfolio held restricted securities with a fair value of $27,821,376 or 1.45% of net assets. Please refer to the table below for additional details.

(6)  The grouping contains securities on loan.

(7)  Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(8)  Represents securities purchased with cash collateral received for securities on loan.

(9)  Rate shown is the 7-day yield as of June 30, 2018.

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$449,609,050	$—	$—	$449,609,050
Consumer Staples	31,485,326	—	—	31,485,326
Financials	114,875,705	—	6,364,046	121,239,751
Health Care	244,844,431	—	—	244,844,431
Industrials	168,191,232	—	—	168,191,232
Information Technology	777,714,845	35,651,914	130,040	813,496,799
Materials	11,878,784	—	—	11,878,784
Real Estate	23,896,686	—	82,530	23,979,216
Utilities	28,709,627	—	—	28,709,627
Total Common Stock	1,851,205,686	35,651,914	6,576,616	1,893,434,216

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE  SUMMARY PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO  AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Preferred Stock	$—	$—	$21,244,760	$21,244,760
Convertible Bonds/Notes	—	3,870,528	—	3,870,528
Short-Term Investments	6,009,326	56,026,429	—	62,035,755
Total Investments, at fair value	$1,857,215,012	$95,548,871	$27,821,376	$1,980,585,259

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at June 30, 2018:

Investments, at fair value	Fair Value at June 30, 2018	Valuation Technique(s)	Unobservable Inputs	Range		Impact to Valuation from an Increase in Input**
Common Stock
Ant International Co., Limited Class C	$6,364,046	Recent Comparable Transaction Price	Discount Factor*	—		n/a
Uber Technologies, Inc. - Class A	130,040	Recent Comparable Transaction Price	Discount Factor*	—		n/a
WeWork Companies, Inc., - Class A	82,530	Recent Comparable Transaction Price	Discount Factor*	—		n/a
Total Common Stock	$6,576,616
Preferred Stock
AirBNB, Inc. - Series D	$6,725,631	Recent Comparable Transaction Price/ Market Comparable	Discount Factor*	—		n/a
			Enterprise Value to Sales Multiple	4.5	x-5.4x	Increase
			Discount for Lack of Marketability	10%		Decrease
			Enterprise Value to Gross Profit Multiple	5.8	x-7.3x	Increase
			Sales Growth Rate	20%		Increase
			Gross Profit Growth Rate	21%		Increase
AirBNB, Inc. - Series E	1,823,065	Recent Comparable Transaction Price/ Market Comparable	Discount Factor*	—		n/a
			Enterprise Value to Sales Multiple	4.5	x-5.4x	Increase
			Discount for Lack of Marketability	10%		Decrease
			Enterprise Value to Gross Profit Multiple	5.8	x-7.3x	Increase
			Sales Growth Rate	20%		Increase
			Gross Profit Growth Rate	21%		Increase
Magic Leap, Inc., Series C	2,523,393	Recent Comparable Transaction Price	Discount Factor*	—		n/a
Magic Leap, Inc., Series D	1,673,163	Recent Comparable Transaction Price	Discount Factor*	—		n/a
Uber Technologies, Inc. - Series A	18,560	Recent Comparable Transaction Price	Discount Factor*	—		n/a
Uber Technologies, Inc. - Series B	49,720	Recent Comparable Transaction Price	Discount Factor*	—		n/a
Uber Technologies, Inc. - Series C-1	13,160	Recent Comparable Transaction Price	Discount Factor*	—		n/a
Uber Technologies, Inc. - Series C-2	10,640	Recent Comparable Transaction Price	Discount Factor*	—		n/a
See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE  SUMMARY PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO  AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Investments, at fair value	Fair Value at June 30, 2018	Valuation Technique(s)	Unobservable Inputs	Range	Impact to Valuation from an Increase in Input**
Uber Technologies, Inc. - Series C-3	$120	Recent Comparable Transaction Price	Discount Factor*	—	n/a
Uber Technologies, Inc. - Series D	11,840	Recent Comparable Transaction Price	Discount Factor*	—	n/a
Uber Technologies, Inc. - Series E	5,680	Recent Comparable Transaction Price	Discount Factor*	—	n/a
Uber Technologies, Inc. - Series G	2,935,400	Recent Comparable Transaction Price	Discount Factor*	—	n/a
Uber Technologies, Inc. - Series G-1	28,520	Recent Comparable Transaction Price	Discount Factor*	—	n/a
Uber Technologies, Inc. - Series Seed	47,480	Recent Comparable Transaction Price	Discount Factor*	—	n/a
WeWork Companies, Inc. - Series E	2,088,651	Recent Comparable Transaction Price	Discount Factor*	—	n/a
Xiaoju Kuaizhi, Inc., Series A-17	3,289,737	Recent Comparable Transaction Price	Discount Factor*	—	n/a
Total Preferred Stock	$21,244,760

*  No quantitative unobservable inputs were significant to the fair valuation determination at June 30, 2018

**  Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease in the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30 2018:

	Beginning Balance 12/31/17	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)*	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/18
Asset Table
Investments, at fair value
Common Stock	$1,986,212	$6,471,228	$(3,032,712)	$—	$1,129,029	$22,859	$—	$—	$6,576,616
Preferred Stock	24,850,180	164,342	(3,938,602)	—	182,208	(13,368)	—	—	21,244,760
Total Investments, at value	$26,836,392	$6,635,570	$(6,971,314)	$—	$1,311,237	$9,491	$—	$—	$27,821,376

*  As of June 30, 2018, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $9,491.

At June 30, 2018, VY® T. Rowe Price Growth Equity Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
AirBNB, Inc. - Series D	4/16/2014	$2,411,881	$6,725,631
AirBNB, Inc. - Series E	7/14/2015	1,494,910	1,823,065
Ant International Co., Limited Class C	6/7/2018	6,364,046	6,364,046
Magic Leap, Inc. - Series C	1/20/2016	2,152,641	2,523,393
Magic Leap, Inc. - Series D	10/12/2017	1,673,163	1,673,163
Uber Technologies, Inc. - Class A	1/16/2018	107,182	130,040
Uber Technologies, Inc. - Series A	1/16/2018	15,297	18,560
Uber Technologies, Inc. - Series B	1/16/2018	40,980	49,720
Uber Technologies, Inc. - Series C-1	1/16/2018	10,847	13,160
Uber Technologies, Inc. - Series C-2	1/16/2018	8,770	10,640
Uber Technologies, Inc. - Series C-3	1/16/2018	99	120
Uber Technologies, Inc. - Series D	1/16/2018	9,759	11,840
Uber Technologies, Inc. - Series E	1/16/2018	4,682	5,680
Uber Technologies, Inc. - Series G	12/3/2015	3,579,148	2,935,400
Uber Technologies, Inc. - Series G-1	1/16/2018	34,774	28,520
Uber Technologies, Inc. - Series Seed	1/16/2018	39,134	47,480
WeWork Companies, Inc. - Class A	6/23/2015	59,201	82,530
WeWork Companies, Inc. - Series E	6/23/2015	1,498,251	2,088,651
Xiaoju Kuaizhi, Inc.- Series A-17 (DiDi Chuxing, Inc.)	10/19/2015	1,865,695	3,289,737
		$21,370,460	$27,821,376

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE  SUMMARY PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO  AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,431,524,614.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$580,150,755
Gross Unrealized Depreciation	(31,090,110)
Net Unrealized Appreciation	$549,060,645

See Accompanying Notes to Financial Statements

VY® TEMPLETON  SUMMARY PORTFOLIO OF INVESTMENTS
FOREIGN EQUITY PORTFOLIO  AS OF JUNE 30, 2018 (UNAUDITED)

Geographic Diversification
as of June 30, 2018
(as a percentage of net assets)

United Kingdom	20.5%
Japan	13.3%
Germany	12.0%
France	9.1%
China	6.8%
Netherlands	5.0%
Switzerland	4.9%
South Korea	4.6%
Hong Kong	3.3%
Canada	2.4%
Countries between 0.5% - 2.1%^	14.6%
Assets in Excess of Other Liabilities*	3.5%
Net Assets	100.0%

* Includes short-term investments.

^ Includes 12 countries, which each represents 0.5% - 2.1% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.5%
		Canada: 2.4%
460,200		Husky Energy, Inc.	$7,172,630	1.3
676,810		Other Securities	6,595,422	1.1
			13,768,052	2.4
		China: 6.8%
26,610	(1)	Baidu, Inc. ADR	6,466,230	1.1
2,585,000		China Life Insurance Co., Ltd. - H Shares	6,631,797	1.2
729,000		China Mobile Ltd.	6,468,378	1.1
21,246,000		China Telecom Corp., Ltd. - H Shares	9,969,426	1.8
3,856,800		Other Securities	8,753,411	1.6
			38,289,242	6.8
		Denmark: 0.5%
43,919		Other Securities	2,711,398	0.5
		France: 9.1%
294,784		AXA S.A.	7,202,696	1.3
155,207		BNP Paribas	9,600,641	1.7
121,133		Cie de Saint-Gobain	5,395,869	1.0
47,171		Cie Generale des Etablissements Michelin SCA	5,706,664	1.0
120,056		Sanofi	9,635,649	1.7
284,240		Veolia Environnement	6,073,938	1.1
273,851		Other Securities	7,622,770	1.3
			51,238,227	9.1
		Germany: 12.0%
94,795		Bayer AG	10,410,741	1.8
73,732		HeidelbergCement AG	6,191,024	1.1
Shares				Value	Percentage of Net Assets
336,555			Infineon Technologies AG	$8,548,944	1.5
127,264	(2	),(3)	Innogy SE	5,437,191	1.0
96,477			LANXESS AG	7,500,698	1.3
83,268			Merck KGaA	8,105,930	1.4
69,071			Siemens AG	9,100,519	1.6
1,713,703	(4	),(5)	Other Securities	12,749,548	2.3
				68,044,595	12.0
			Hong Kong: 3.3%
731,300			AIA Group Ltd.	6,370,655	1.1
228,400			CK Hutchison Holdings Ltd. ADR	2,411,904	0.5
485,640			CK Hutchison Holdings Ltd.	5,140,996	0.9
583,140			Other Securities	4,616,319	0.8
				18,539,874	3.3
			India: 2.1%
413,798			Housing Development Finance Corp.	11,530,308	2.1
			Ireland: 1.0%
744,632			Bank of Ireland Group PLC	5,778,517	1.0
			Israel: 1.8%
412,458			Teva Pharmaceutical Industries Ltd. ADR	10,030,979	1.8
			Italy: 1.9%
571,066			ENI S.p.A.	10,588,361	1.9

See Accompanying Notes to Financial Statements

VY® TEMPLETON  SUMMARY PORTFOLIO OF INVESTMENTS
FOREIGN EQUITY PORTFOLIO  AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Shares				Value	Percentage of Net Assets
			Japan: 13.3%
573,700			Astellas Pharma, Inc.	$8,730,901	1.5
522,200			Inpex Corp.	5,423,508	1.0
277,700			Mitsui Fudosan Co., Ltd.	6,689,314	1.2
560,600			Panasonic Corp.	7,559,368	1.3
17,100			Ryohin Keikaku Co., Ltd.	6,007,631	1.1
135,800			Seven & I Holdings Co., Ltd.	5,923,010	1.0
119,400			SoftBank Group Corp.	8,526,133	1.5
240,400			Suntory Beverage & Food Ltd.	10,277,746	1.8
535,000			Other Securities	16,300,535	2.9
				75,438,146	13.3
			Luxembourg: 1.3%
392,554			SES S.A. - Luxembourg	7,175,785	1.3
			Netherlands: 5.0%
444,736			Royal Dutch Shell PLC - Class B	15,927,313	2.8
454,408	(5)		Other Securities	12,539,100	2.2
				28,466,413	5.0
			Norway: 0.9%
126,013	(4)		Other Securities	5,213,435	0.9
			Portugal: 0.5%
156,113			Other Securities	2,969,843	0.5
			Singapore: 1.3%
3,347,000			Singapore Telecommunications Ltd.	7,556,848	1.3
			South Korea: 4.6%
15,480			Samsung Electronics Co., Ltd. GDR	16,055,303	2.8
234,720			Other Securities	9,838,962	1.8
				25,894,265	4.6
			Sweden: 0.5%
322,994	(4)		Other Securities	2,932,150	0.5
			Switzerland: 4.9%
91,997			Novartis AG	6,968,860	1.2
43,811			Roche Holding AG	9,719,829	1.7
547,076			UBS Group AG	8,386,873	1.5
40,890	(4	),(5)	Other Securities	2,836,668	0.5
				27,912,230	4.9
Shares			Value	Percentage of Net Assets
		Taiwan: 1.4%
1,099,251		Taiwan Semiconductor Manufacturing Co., Ltd.	$7,805,869	1.4
		Thailand: 1.4%
1,298,000		Bangkok Bank PCL - Foreign Reg	7,767,087	1.4
		United Kingdom: 20.5%
973,060		BAE Systems PLC	8,278,114	1.5
3,841,860		Barclays PLC	9,496,049	1.7
2,106,820		BP PLC	16,029,761	2.8
217,734		CRH PLC - London	7,637,503	1.3
297,651		GlaxoSmithKline PLC	6,000,918	1.1
1,061,200		HSBC Holdings PLC (HKD)	9,928,598	1.8
164,170		Johnson Matthey PLC	7,817,196	1.4
1,619,746		Kingfisher PLC	6,334,188	1.1
145,444		Shire PLC	8,194,139	1.4
1,090,602		Standard Chartered PLC	9,906,380	1.7
3,653,591		Vodafone Group PLC	8,850,054	1.6
3,406,375	(5)	Other Securities	17,525,610	3.1
			115,998,510	20.5
		Total Common Stock (Cost $453,368,353)	545,650,134	96.5
PREFERRED STOCK: 0.0%
		United Kingdom: 0.0%
22,646,160	(5)	Other Securities	29,887	0.0
		Total Preferred Stock (Cost $31,520)	29,887	0.0
		Total Long-Term Investments (Cost $453,399,873)	545,680,021	96.5
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.1%
		U.S. Government Agency Obligations: 3.1%
17,500,000	(6)	Federal Home Loan Bank Discount Notes, 0.000%, 07/02/2018 (Cost $17,499,219)	$17,500,000	3.1

See Accompanying Notes to Financial Statements

VY® TEMPLETON  SUMMARY PORTFOLIO OF INVESTMENTS
FOREIGN EQUITY PORTFOLIO  AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
	Securities Lending Collateral(7): 2.0%
2,672,294	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/29/18, 2.08%, due 07/02/18 (Repurchase Amount $2,672,751, collateralized by various U.S. Government Agency Obligations, 1.691%-8.500%, Market Value plus accrued interest $2,725,740, due 07/25/18-06/15/53)	$2,672,294	0.4
561,963	Jefferies LLC, Repurchase Agreement dated 06/29/18, 2.00%, due 07/02/18 (Repurchase Amount $562,055, collateralized by various U.S. Government Securities, 0.000%-2.375%, Market Value plus accrued interest $573,202, due 07/05/18-09/09/49)	561,963	0.1
2,672,294	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $2,672,795, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $2,725,740, due 11/15/42-08/15/44)	2,672,294	0.5
Principal Amount†			Value	Percentage of Net Assets
2,672,294		NBC Global Finance Ltd., Repurchase Agreement dated 06/29/18, 1.95%, due 07/02/18 (Repurchase Amount $2,672,722, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $2,725,748, due 01/31/20-09/09/49)	$2,672,294	0.5
2,672,294		State of Wisconsin Investment Board, Repurchase Agreement dated 06/29/18, 2.30%, due 07/02/18 (Repurchase Amount $2,672,799, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,725,760, due 07/15/19-02/15/48)	2,672,294	0.5
			11,251,139	2.0
Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.0%
172,021	(8)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.800% (Cost $172,021)	$172,021	0.0
		Total Short-Term Investments (Cost $28,922,379)	28,923,160	5.1
		Total Investments in Securities (Cost $482,322,252)	$574,603,181	101.6
		Liabilities in Excess of Other Assets	(8,844,537)	(1.6)
		Net Assets	$565,758,644	100.0

See Accompanying Notes to Financial Statements

VY® TEMPLETON  SUMMARY PORTFOLIO OF INVESTMENTS
FOREIGN EQUITY PORTFOLIO  AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2018.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

(1)  Non-income producing security.

(2)  Security, or a portion of the security, is on loan.

(3)  Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(4)  The grouping contains securities on loan.

(5)  The grouping contains non-income producing securities.

(6)  Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2018.

(7)  Represents securities purchased with cash collateral received for securities on loan.

(8)  Rate shown is the 7-day yield as of June 30, 2018.

Sector Diversification	Percentage of Net Assets
Financials	18.7%
Health Care	17.0
Energy	12.5
Industrials	9.1
Information Technology	8.8
Telecommunication Services	8.2
Materials	8.1
Consumer Discretionary	6.4
Utilities	2.9
Consumer Staples	2.8
Real Estate	2.0
Short-Term Investments	5.1
Liabilities in Excess of Other Assets	(1.6)
Net Assets	100.0%

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Common Stock
Canada	$13,768,052	$—	$—	$13,768,052
China	12,517,509	25,771,733	—	38,289,242
Denmark	—	2,711,398	—	2,711,398
France	—	51,238,227	—	51,238,227
Germany	—	68,044,595	—	68,044,595
Hong Kong	2,411,904	16,127,970	—	18,539,874
India	—	11,530,308	—	11,530,308
Ireland	—	5,778,517	—	5,778,517
Israel	10,030,979	—	—	10,030,979
Italy	—	10,588,361	—	10,588,361
Japan	—	75,438,146	—	75,438,146
Luxembourg	—	7,175,785	—	7,175,785
Netherlands	—	28,466,413	—	28,466,413
Norway	—	5,213,435	—	5,213,435
Portugal	—	2,969,843	—	2,969,843
Singapore	—	7,556,848	—	7,556,848
South Korea	4,749,326	21,144,939	—	25,894,265
Sweden	—	2,932,150	—	2,932,150
Switzerland	—	27,912,230	—	27,912,230
Taiwan	—	7,805,869	—	7,805,869
Thailand	—	7,767,087	—	7,767,087
United Kingdom	5,252,528	110,745,982	—	115,998,510
Total Common Stock	48,730,298	496,919,836	—	545,650,134
Preferred Stock	—	29,887	—	29,887
Short-Term Investments	172,021	28,751,139	—	28,923,160
Total Investments, at fair value	$48,902,319	$525,700,862	$—	$574,603,181

(1)  For the period ended June 30, 2018, as a result of the fair value pricing procedures for international equities utilized by the Portfolio (Note 2) certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At June 30, 2018, securities valued at $38,859,922 and $3,234,289 were transferred from Level 1 to Level 2 and from Level 2 to Level 1, respectively, within the fair value hierarchy.

See Accompanying Notes to Financial Statements

VY® TEMPLETON  SUMMARY PORTFOLIO OF INVESTMENTS
FOREIGN EQUITY PORTFOLIO  AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2018 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$20,580
Total	$20,580
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$(362)
Total	$(362)

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $484,711,445.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$124,565,295
Gross Unrealized Depreciation	(34,536,499)
Net Unrealized Appreciation	$90,028,796

See Accompanying Notes to Financial Statements

Investment Adviser

Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor

Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, New York 10286

Legal Counsel

Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE

voyainvestments.com

VPSAR-VPI

(0618-082318)

2

Semi-Annual Report
June 30, 2018
Classes ADV, I, R6, S, S2 and T
Voya Partners, Inc.
■ Voya Solution Aggressive Portfolio	■ Voya Solution 2030 Portfolio
■ Voya Solution Balanced Portfolio	■ Voya Solution 2035 Portfolio
■ Voya Solution Conservative Portfolio	■ Voya Solution 2040 Portfolio
■ Voya Solution Income Portfolio	■ Voya Solution 2045 Portfolio
■ Voya Solution Moderately Aggressive Portfolio	■ Voya Solution 2050 Portfolio
■ Voya Solution Moderately Conservative Portfolio	■ Voya Solution 2055 Portfolio
■ Voya Solution 2020 Portfolio	■ Voya Solution 2060 Portfolio
■ Voya Solution 2025 Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Mid-Year Outlook
Dear Shareholder,
Market performance has been disappointing in the first half of 2018, as illustrated by the year-to-date returns in U.S. equities, despite two back-to-back quarters of over 20% earnings growth. Such periods of sweeping weak equity and bond returns are uncommon, especially when corporate profits look robust. Profits do not arise from nowhere: statistical reports this year show strong economic growth, expansion of jobs and higher consumer spending. How can we explain the disconnection between the economy and financial markets?
Investors have had to process a range of mixed signals: U.S. economic statistics point to strong growth, but the rest of the world has moderated, particularly the emerging markets. Trade concerns have clouded the financial market narrative, with scant visibility to a resolution. There are other risks besides trade conflict, such as complicated U.S. politics with the approaching mid-term elections, inflation overshoots potentially quickening the pace of interest rates increases and populist politics throwing into question the sustainability of the euro zone. The response to all this uncertainty has been vacillation between bursts of pessimism and optimism, which has led to market tumbles and rallies in rapid succession.
As 2019 approaches, we will see whether optimism or pessimism sets the tone for the year. The current state of heightened volatility may or may not persist. If it does, investors can expect to feel the pull of temptation — it is hard to resist the impulse to change one’s investment strategy seeking to avoid downturns. We believe it is important to remember that regardless of what happens in the financial markets, investors generally are better off sticking to their plans. A plan based upon your long-term goals and risk tolerances, developed with your financial advisor, offers the best chance of reaching your destination.
If your goals or needs have changed, thoroughly discuss these issues with your investment advisor before making any changes to your investment plan. Voya seeks to remain a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Dina Santoro
President
Voya Family of Funds
July 19, 2018
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

Market Perspective: Six Months Ended June 30, 2018

Our new fiscal year commenced with global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, in seemingly robust health. The Index had returned 18.48% in 2017, rising in every month. A “buy-the-dip” mentality prevailed among investors in risk assets, in which disappointments were soon forgiven. A narrative of synchronized global growth and corporate earnings, with monetary conditions still historically easy, looked intact. (The Index returned 0.43% for the six-months ended June 30, 2018, measured in U.S. dollars.)
But having reached an all-time high on January 26, in February the spell was broken, and after 15 consecutive gains, the Index suffered a monthly loss. Another loss followed in March, and for the six-months through June the Index edged up just 1.29%.
December had seen new unemployment claims near a 44-year low. Gross Domestic Product (“GDP”) recorded growth of 3.16% in the latest quarter. Tax reform legislation was signed into law on December 22, under which the lower corporate tax rate of 21% would boost the corporate earnings available for distribution or share buy-backs.
The Federal Open Market Committee (“FOMC”) had raised the federal funds rate by 25bp (0.25%) from 1.25% to 1.50%, with three more increases projected for 2018. As 2017 ended, new unemployment claims were near a 44-year low and the unemployment rate was stable at 4.1%. All seemed well, but some commentators wondered whether a tax cut stimulus costing $1 trillion to an already strong economy near full employment, would require more than three increases, and how would markets react when this became obvious.
In Europe, initially, evidence of the euro zone’s economic recovery continued to accumulate; GDP grew at 2.8% year-over-year and unemployment edged down to 8.6%, the lowest since December 2008. Purchasing managers’ indices, closely watched leading indicators of economic activity, reached multi-year highs. But as the months wore on, these fell back and the June readings were the lowest of the year, while industrial production sagged and core inflation slipped to 1.0%. The UK’s economy was still beset by uncertainty over Brexit. First quarter GDP was just 1.2% above the level one year earlier.
In Asia, China’s GDP growth was steady at 6.8% year-over-year. But tighter monetary policy to force deleveraging was driving up bond defaults, while key measures of economic activity, like fixed asset investment, retail sales and industrial production were cooling. In Japan, GDP grew for eight consecutive quarters, but in the first quarter of 2018 it fell by 0.6% annualized, with wage and price inflation still stubbornly low. In short, the main international economies seemed to be faltering.
In the U.S., 2018 started with a rather tame January employment report, but was followed in mid-month by unexpectedly strong inflation figures. Bond yields were creeping up and by January 22, the ten-year Treasury yield reached a three-year high. In early February fears of inflation and spiking bond yields gripped markets, which became much more volatile. The Index slumped 7% in a week.
Still, the underlying U.S. economy remained strong. In April the unemployment rate broke below 4% and in June it was reported at 3.75%, equaling the lowest since 1969. While GDP growth in the first quarter of 2018, at 2.0%, continued its recent pattern of modest first quarter increases, expectations for the second quarter exceeded 4%.
In March and June the FOMC duly raised rates, with two more increases now projected for 2018.
But by then investors had more to worry about than rising U.S. interest rates. On March 1, the White House announced tariffs of 25% on imported steel and 10% on aluminum, which took effect at the beginning of June. Specific tariffs on Chinese imports and restrictions on Chinese investments were promised, as was a 20% tariff on European auto imports. Retaliation was swift.
So June ended with the aura of synchronized global growth fading fast and what was left of it threatened by a trade war, from which surely no-one could expect any lasting benefit.
In U.S. fixed income markets, the Treasury yields rose across the curve, the short end significantly more than the long. Indeed the excess of the 10-year yield over the two-year fell to just 0.32%, the lowest in nearly 11 years. The Bloomberg Barclays U.S. Aggregate Bond Index lost 1.62%, the Bloomberg Barclays U.S. Corporate Investment Grade Bond sub-index fell 3.27%, dragged down by longer dated issues, which especially suffered as interest rates rose.
U.S. equities, represented by the S&P 500® Index including dividends, rose 2.65%. The earnings per share of its constituent companies recorded growth in the first quarter of 2018 of 24.8% year-over-year, the most since 2010. Consumer discretionary, the sector of Amazon and Netflix, was the top performer, up 11.52%; consumer staples suffered the biggest loss, 8.55%.
In currencies, the dollar rose 2.94% against the euro and 2.42% against the pound, but slipped 1.78% against the yen. From about April, after sustained weakness, dollar strength returned as the economic data for most of the rest of the world faded.
International markets were all unnerved by February’s general upsurge in volatility and by the risk of a trade war referred to above. In addition, the fiscal boost in the U.S. probably improved that market’s relative attractiveness. MSCI Japan® Index fell 3.66% over the fiscal half-year. MSCI Europe ex UK® Index lost 1.21%. Political worries resurfaced in Italy with the election of a populist government to add to those caused by weakening economic indicators. MSCI UK® Index gained 1.39%, driven by its big global energy constituents, as oil prices recovered.
All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance.
Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 262-3862 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

Benchmark Descriptions

Index	Description
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. government, mortgage-backed, asset-backed and corporate debt securities.
Bloomberg Barclays U.S. Corporate Investment Grade Bond Index	An index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,600 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
3

shareholder expense examples (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2018**	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2018**
Voya Solution Aggressive Portfolio
Class ADV	$1,000.00	$994.80	0.67%	$3.31	$1,000.00	$1,021.47	0.67%	$3.36
Class I	1,000.00	997.10	0.17	0.84	1,000.00	1,023.95	0.17	0.85
Class R6	1,000.00	997.10	0.17	0.84	1,000.00	1,023.95	0.17	0.85
Class S	1,000.00	996.30	0.42	2.08	1,000.00	1,022.71	0.42	2.11
Class S2	1,000.00	995.60	0.57	2.82	1,000.00	1,021.97	0.57	2.86
Voya Solution Balanced Portfolio
Class ADV	$1,000.00	$993.10	0.67%	$3.31	$1,000.00	$1,021.47	0.67%	$3.36
Class I	1,000.00	997.10	0.17	0.84	1,000.00	1,023.95	0.17	0.85
Class R6	1,000.00	997.10	0.17	0.84	1,000.00	1,023.95	0.17	0.85
Class S	1,000.00	995.10	0.42	2.08	1,000.00	1,022.71	0.42	2.11
Class S2	1,000.00	994.10	0.57	2.82	1,000.00	1,021.97	0.57	2.86
Voya Solution Conservative Portfolio
Class ADV	$1,000.00	$993.70	0.62%	$3.06	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	995.50	0.12	0.59	1,000.00	1,024.20	0.12	0.60
Class R6	1,000.00	995.50	0.12	0.59	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	994.60	0.37	1.83	1,000.00	1,022.96	0.37	1.86
Class S2	1,000.00	993.70	0.52	2.57	1,000.00	1,022.22	0.52	2.61
4

shareholder expense examples (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2018**	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2018**
Voya Solution Income Portfolio
Class ADV	$1,000.00	$990.70	0.61%	$3.01	$1,000.00	$1,021.77	0.61%	$3.06
Class I	1,000.00	993.40	0.11	0.54	1,000.00	1,024.25	0.11	0.55
Class S	1,000.00	991.70	0.36	1.78	1,000.00	1,023.01	0.36	1.81
Class S2	1,000.00	991.50	0.51	2.52	1,000.00	1,022.27	0.51	2.56
Class T	1,000.00	990.50	0.81	4.00	1,000.00	1,020.78	0.81	4.06
Voya Solution Moderately Aggressive Portfolio
Class ADV	$1,000.00	$994.00	0.71%	$3.51	$1,000.00	$1,021.27	0.71%	$3.56
Class I	1,000.00	997.10	0.21	1.04	1,000.00	1,023.75	0.21	1.05
Class R6	1,000.00	997.10	0.21	1.04	1,000.00	1,023.75	0.21	1.05
Class S	1,000.00	995.60	0.46	2.28	1,000.00	1,022.51	0.46	2.31
Class S2	1,000.00	994.80	0.61	3.02	1,000.00	1,021.77	0.61	3.06
Voya Solution Moderately Conservative Portfolio
Class ADV	$1,000.00	$993.00	0.66%	$3.26	$1,000.00	$1,021.52	0.66%	$3.31
Class I	1,000.00	995.20	0.16	0.79	1,000.00	1,024.00	0.16	0.80
Class R6	1,000.00	995.20	0.16	0.79	1,000.00	1,024.00	0.16	0.80
Class S	1,000.00	994.10	0.41	2.03	1,000.00	1,022.76	0.41	2.06
Class S2	1,000.00	993.10	0.56	2.77	1,000.00	1,022.02	0.56	2.81
Voya Solution 2020 Portfolio
Class ADV	$1,000.00	$994.70	0.62%	$3.07	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	996.30	0.12	0.59	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	994.80	0.37	1.83	1,000.00	1,022.96	0.37	1.86
Class S2	1,000.00	994.70	0.52	2.57	1,000.00	1,022.22	0.52	2.61
Class T	1,000.00	993.20	0.82	4.05	1,000.00	1,020.73	0.82	4.11
Voya Solution 2025 Portfolio
Class ADV	$1,000.00	$994.90	0.67%	$3.31	$1,000.00	$1,021.47	0.67%	$3.36
Class I	1,000.00	996.70	0.17	0.84	1,000.00	1,023.95	0.17	0.85
Class S	1,000.00	995.80	0.42	2.08	1,000.00	1,022.71	0.42	2.11
Class S2	1,000.00	994.80	0.57	2.82	1,000.00	1,021.97	0.57	2.86
Class T	1,000.00	993.50	0.87	4.30	1,000.00	1,020.48	0.87	4.36
Voya Solution 2030 Portfolio
Class ADV	$1,000.00	$993.70	0.65%	$3.21	$1,000.00	$1,021.57	0.65%	$3.26
Class I	1,000.00	995.70	0.15	0.74	1,000.00	1,024.05	0.15	0.75
Class S	1,000.00	994.50	0.40	1.98	1,000.00	1,022.81	0.40	2.01
Class S2	1,000.00	993.80	0.55	2.72	1,000.00	1,022.07	0.55	2.76
Class T	1,000.00	992.50	0.85	4.20	1,000.00	1,020.58	0.85	4.26
Voya Solution 2035 Portfolio
Class ADV	$1,000.00	$993.50	0.67%	$3.31	$1,000.00	$1,021.47	0.67%	$3.36
Class I	1,000.00	996.80	0.17	0.84	1,000.00	1,023.95	0.17	0.85
Class S	1,000.00	995.20	0.42	2.08	1,000.00	1,022.71	0.42	2.11
Class S2	1,000.00	994.20	0.57	2.82	1,000.00	1,021.97	0.57	2.86
Class T	1,000.00	993.00	0.87	4.30	1,000.00	1,020.48	0.87	4.36
5

shareholder expense examples (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2018**	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2018**
Voya Solution 2040 Portfolio
Class ADV	$1,000.00	$993.60	0.64%	$3.16	$1,000.00	$1,021.62	0.64%	$3.21
Class I	1,000.00	995.40	0.14	0.69	1,000.00	1,024.10	0.14	0.70
Class S	1,000.00	994.80	0.39	1.93	1,000.00	1,022.86	0.39	1.96
Class S2	1,000.00	994.20	0.54	2.67	1,000.00	1,022.12	0.54	2.71
Class T	1,000.00	992.40	0.84	4.15	1,000.00	1,020.63	0.84	4.21
Voya Solution 2045 Portfolio
Class ADV	$1,000.00	$990.30	0.67%	$3.31	$1,000.00	$1,021.47	0.67%	$3.36
Class I	1,000.00	992.90	0.17	0.84	1,000.00	1,023.95	0.17	0.85
Class S	1,000.00	992.00	0.42	2.07	1,000.00	1,022.71	0.42	2.11
Class S2	1,000.00	991.80	0.57	2.81	1,000.00	1,021.97	0.57	2.86
Class T	1,000.00	989.80	0.87	4.29	1,000.00	1,020.48	0.87	4.36
Voya Solution 2050 Portfolio
Class ADV	$1,000.00	$989.60	0.66%	$3.26	$1,000.00	$1,021.52	0.66%	$3.31
Class I	1,000.00	992.10	0.16	0.79	1,000.00	1,024.00	0.16	0.80
Class S	1,000.00	990.90	0.41	2.02	1,000.00	1,022.76	0.41	2.06
Class S2	1,000.00	990.20	0.56	2.76	1,000.00	1,022.02	0.56	2.81
Class T	1,000.00	988.50	0.86	4.24	1,000.00	1,020.53	0.86	4.31
Voya Solution 2055 Portfolio
Class ADV	$1,000.00	$989.60	0.67%	$3.31	$1,000.00	$1,021.47	0.67%	$3.36
Class I	1,000.00	992.60	0.17	0.84	1,000.00	1,023.95	0.17	0.85
Class S	1,000.00	991.10	0.42	2.07	1,000.00	1,022.71	0.42	2.11
Class S2	1,000.00	990.40	0.57	2.81	1,000.00	1,021.97	0.57	2.86
Class T	1,000.00	989.10	0.87	4.29	1,000.00	1,020.48	0.87	4.36
Voya Solution 2060 Portfolio
Class ADV	$1,000.00	$990.30	0.67%	$3.31	$1,000.00	$1,021.47	0.67%	$3.36
Class I	1,000.00	992.00	0.17	0.84	1,000.00	1,023.95	0.17	0.85
Class S	1,000.00	991.10	0.42	2.07	1,000.00	1,022.71	0.42	2.11
Class S2	1,000.00	990.30	0.57	2.81	1,000.00	1,021.97	0.57	2.86
Class T	1,000.00	988.60	0.87	4.29	1,000.00	1,020.48	0.87	4.36

*
The annualized expense ratios do not include expenses of the underlying funds.

**
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

6

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2018 (Unaudited)

	Voya Solution Aggressive Portfolio	Voya Solution Balanced Portfolio	Voya Solution Conservative Portfolio	Voya Solution Income Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$14,437,324	$52,035,217	$15,274,575	$389,773,017
Investments in unaffiliated underlying funds at fair value**	836,451	3,607,510	472,132	5,937,483
Cash	24,907	43,884	31,107	357,861
Cash collateral for futures	—	—	—	176,985
Receivables:
Investments in affiliated underlying funds sold	215,147	498,837	77,153	2,607,032
Investments in unaffiliated underlying funds sold	—	60,014	—	48,466
Fund shares sold	24,774	90,516	4,136	155,270
Dividends	37	1,457	1,019	15,790
Prepaid expenses	142	586	157	4,126
Reimbursement due from manager	2,885	2,712	3,839	44,477
Other assets	173	1,417	439	28,393
Total assets	15,541,840	56,342,150	15,864,557	399,148,900
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	221,808	585,784	47,289	2,591,868
Payable for investments in unaffiliated underlying funds purchased	18,039	742	24,725	—
Payable for fund shares redeemed	—	62,676	9,287	378,469
Payable for investment management fees	2,666	9,829	2,671	66,860
Payable for distribution and shareholder service fees	2,635	11,206	4,182	101,267
Payable for directors fees	75	294	81	2,081
Payable to directors under the deferred compensation plan (Note 6)	173	1,417	439	28,393
Other accrued expenses and liabilities	3,877	12,913	5,811	106,695
Total liabilities	249,273	684,861	94,485	3,275,633
NET ASSETS	$15,292,567	$55,657,289	$15,770,072	$395,873,267
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$13,723,216	$50,443,081	$15,425,979	$379,426,833
Undistributed net investment income	212,851	1,294,485	460,798	11,644,086
Accumulated net realized gain (loss)	1,119,194	2,827,211	(12,072)	2,406,191
Net unrealized appreciation (depreciation)	237,306	1,092,512	(104,633)	2,396,157
NET ASSETS	$15,292,567	$55,657,289	$15,770,072	$395,873,267
* Cost of investments in affiliated underlying funds	$14,209,684	$51,010,171	$15,364,286	$387,009,877
** Cost of investments in unaffiliated underlying funds	$826,786	$3,540,044	$487,054	$6,381,121
See Accompanying Notes to Financial Statements
7

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2018 (Unaudited) (continued)

	Voya Solution Aggressive Portfolio	Voya Solution Balanced Portfolio	Voya Solution Conservative Portfolio	Voya Solution Income Portfolio
Class ADV
Net assets	$3,392,084	$15,429,990	$8,025,908	$168,795,204
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	251,487	1,540,828	730,511	14,374,909
Net asset value and redemption price per share	$13.49	$10.01	$10.99	$11.74
Class I
Net assets	$458,315	$4,115,261	$117,032	$82,546,050
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	33,192	395,023	10,484	6,847,636
Net asset value and redemption price per share	$13.81	$10.42	$11.16	$12.05
Class R6
Net assets	$6,191,732	$13,469,183	$3,686,636	n/a
Shares authorized	100,000,000	100,000,000	100,000,000	n/a
Par value	$0.001	$0.001	$0.001	n/a
Shares outstanding	448,374	1,292,881	330,299	n/a
Net asset value and redemption price per share	$13.81	$10.42	$11.16	n/a
Class S
Net assets	$4,440,747	$21,668,698	$3,510,973	$137,186,891
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	325,589	2,132,622	317,130	11,494,547
Net asset value and redemption price per share	$13.64	$10.16	$11.07	$11.93
Class S2
Net assets	$809,689	$974,157	$429,523	$7,127,392
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	60,155	96,346	39,158	613,208
Net asset value and redemption price per share	$13.46	$10.11	$10.97	$11.62
Class T
Net assets	n/a	n/a	n/a	$217,730
Shares authorized	n/a	n/a	n/a	100,000,000
Par value	n/a	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	n/a	17,445
Net asset value and redemption price per share	n/a	n/a	n/a	$12.48
See Accompanying Notes to Financial Statements
8

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2018 (Unaudited)

	Voya Solution Moderately Aggressive Portfolio	Voya Solution Moderately Conservative Portfolio	Voya Solution 2020 Portfolio	Voya Solution 2025 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$611,894,884	$29,566,834	$34,831,817	$833,460,542
Investments in unaffiliated underlying funds at fair value**	45,929,115	912,983	818,427	32,380,589
Cash	780,411	40,069	58,465	1,187,229
Cash collateral for futures	769,638	—	—	291,228
Receivables:
Investments in affiliated underlying funds sold	8,321,633	224,452	270,695	8,120,467
Investments in unaffiliated underlying funds sold	1,356,357	—	7,606	921,682
Fund shares sold	76,490	12,475	21,808	714,727
Dividends	10,239	1,344	1,266	24,793
Prepaid expenses	6,886	300	331	8,958
Reimbursement due from manager	21,053	4,064	6,550	49,958
Other assets	30,509	1,086	380	40,903
Total assets	669,197,215	30,763,607	36,017,345	877,201,076
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	6,443,713	190,454	207,288	7,688,228
Payable for investments in unaffiliated underlying funds purchased	3,277,697	41,469	—	2,156,169
Payable for fund shares redeemed	178,718	5,014	19,456	105,637
Payable for investment management fees	118,091	5,201	6,069	150,576
Payable for distribution and shareholder service fees	140,498	8,080	9,098	192,432
Payable for directors fees	3,474	155	177	4,553
Payable to directors under the deferred compensation plan (Note 6)	30,509	1,086	380	40,903
Other accrued expenses and liabilities	93,991	21,117	7,019	124,302
Total liabilities	10,286,691	272,576	249,487	10,462,800
NET ASSETS	$658,910,524	$30,491,031	$35,767,858	$866,738,276
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$573,772,443	$29,094,792	$32,734,563	$787,997,973
Undistributed net investment income	14,116,968	834,290	757,279	20,807,675
Accumulated net realized gain	41,804,884	229,751	2,095,048	26,894,715
Net unrealized appreciation	29,216,229	332,198	180,968	31,037,913
NET ASSETS	$658,910,524	$30,491,031	$35,767,858	$866,738,276
* Cost of investments in affiliated underlying funds	$585,055,297	$29,225,097	$34,652,084	$802,123,641
** Cost of investments in unaffiliated underlying funds	$43,614,070	$922,522	$817,192	$32,805,869
See Accompanying Notes to Financial Statements
9

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2018 (Unaudited) (continued)

	Voya Solution Moderately Aggressive Portfolio	Voya Solution Moderately Conservative Portfolio	Voya Solution 2020 Portfolio	Voya Solution 2025 Portfolio
Class ADV
Net assets	$24,239,133	$10,933,195	$15,353,571	$280,860,830
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,820,791	1,102,110	1,167,120	24,095,689
Net asset value and redemption price per share	$13.31	$9.92	$13.16	$11.66
Class I
Net assets	$4,176,652	$28,683	$7,718,637	$241,994,330
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	307,129	2,767	573,296	20,162,931
Net asset value and redemption price per share	$13.60	$10.37	$13.46	$12.00
Class R6
Net assets	$10,278,501	$3,204,972	n/a	n/a
Shares authorized	100,000,000	100,000,000	n/a	n/a
Par value	$0.001	$0.001	n/a	n/a
Shares outstanding	756,339	309,415	n/a	n/a
Net asset value and redemption price per share	$13.59	$10.36	n/a	n/a
Class S
Net assets	$619,367,304	$15,369,041	$11,938,953	$330,255,826
Shares authorized	200,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	46,082,222	1,517,580	891,399	27,876,353
Net asset value and redemption price per share	$13.44	$10.13	$13.39	$11.85
Class S2
Net assets	$848,934	$955,140	$744,637	$12,845,957
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	63,333	95,444	56,208	1,116,600
Net asset value and redemption price per share	$13.40	$10.01	$13.25	$11.50
Class T
Net assets	n/a	n/a	$12,060	$781,333
Shares authorized	n/a	n/a	100,000,000	100,000,000
Par value	n/a	n/a	$0.001	$0.001
Shares outstanding	n/a	n/a	917	64,315
Net asset value and redemption price per share	n/a	n/a	$13.15	$12.15
See Accompanying Notes to Financial Statements
10

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2018 (Unaudited)

	Voya Solution 2030 Portfolio	Voya Solution 2035 Portfolio	Voya Solution 2040 Portfolio	Voya Solution 2045 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$29,552,109	$833,527,174	$24,718,643	$616,739,500
Investments in unaffiliated underlying funds at fair value**	1,712,464	43,246,265	1,430,322	36,414,924
Cash	49,270	997,665	30,897	880,745
Cash collateral for futures	—	1,043,398	—	737,677
Receivables:
Investments in affiliated underlying funds sold	337,903	10,803,409	323,657	9,421,225
Investments in unaffiliated underlying funds sold	104,948	1,256,584	28,973	914,811
Fund shares sold	59,336	953,008	68,874	904,910
Dividends	563	835,826	302	4,468
Prepaid expenses	307	9,088	244	6,791
Reimbursement due from manager	4,893	11,511	2,706	39,651
Other assets	294	36,340	239	24,451
Total assets	31,822,087	892,720,268	26,604,857	666,089,153
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	471,215	9,644,999	401,965	7,508,774
Payable for investments in unaffiliated underlying funds purchased	23,765	3,927,433	19,512	3,897,832
Payable for fund shares redeemed	7,080	409,101	—	76,603
Payable for investment management fees	5,580	153,982	4,569	115,543
Payable for distribution and shareholder service fees	7,638	182,049	5,672	123,922
Payable for directors fees	162	4,613	130	3,451
Payable to directors under the deferred compensation plan (Note 6)	294	36,340	239	24,451
Other accrued expenses and liabilities	4,833	87,128	8,188	86,535
Total liabilities	520,567	14,445,645	440,275	11,837,111
NET ASSETS	$31,301,520	$878,274,623	$26,164,582	$654,252,042
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$27,720,081	$764,243,469	$22,730,469	$558,306,036
Undistributed net investment income	601,485	18,925,498	461,149	12,092,292
Accumulated net realized gain	2,713,833	44,077,054	2,492,779	44,803,402
Net unrealized appreciation	266,121	51,028,602	480,185	39,050,312
NET ASSETS	$31,301,520	$878,274,623	$26,164,582	$654,252,042
* Cost of investments in affiliated underlying funds	$29,321,689	$782,798,698	$24,274,535	$579,196,196
** Cost of investments in unaffiliated underlying funds	$1,676,763	$43,037,122	$1,394,245	$34,955,518
See Accompanying Notes to Financial Statements
11

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2018 (Unaudited) (continued)

	Voya Solution 2030 Portfolio	Voya Solution 2035 Portfolio	Voya Solution 2040 Portfolio	Voya Solution 2045 Portfolio
Class ADV
Net assets	$12,190,360	$251,747,042	$9,132,850	$166,454,355
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	768,683	20,650,179	537,310	13,550,112
Net asset value and redemption price per share	$15.86	$12.19	$17.00	$12.28
Class I
Net assets	$8,273,690	$273,426,969	$8,456,325	$238,295,758
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	507,775	21,793,819	484,481	18,818,022
Net asset value and redemption price per share	$16.29	$12.55	$17.45	$12.66
Class S
Net assets	$10,267,473	$334,952,634	$7,668,818	$239,838,542
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	634,166	27,033,787	443,083	19,228,130
Net asset value and redemption price per share	$16.19	$12.39	$17.31	$12.47
Class S2
Net assets	$551,239	$17,458,317	$885,034	$9,146,167
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	34,487	1,462,992	51,827	752,923
Net asset value and redemption price per share	$15.98	$11.93	$17.08	$12.15
Class T
Net assets	$18,758	$689,661	$21,555	$517,220
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,180	54,322	1,272	40,930
Net asset value and redemption price per share	$15.90	$12.70	$16.95	$12.64
See Accompanying Notes to Financial Statements
12

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2018 (Unaudited)

	Voya Solution 2050 Portfolio	Voya Solution 2055 Portfolio	Voya Solution 2060 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$19,602,073	$174,649,185	$9,927,036
Investments in unaffiliated underlying funds at fair value**	1,242,897	10,292,457	629,815
Cash	24,840	259,906	5,930
Cash collateral for futures	—	212,043	—
Receivables:
Investments in affiliated underlying funds sold	270,238	2,543,192	139,732
Investments in unaffiliated underlying funds sold	29,482	277,382	1,583
Fund shares sold	71,555	637,059	29,089
Dividends	91	750	46
Prepaid expenses	190	1,831	91
Reimbursement due from manager	3,044	4,995	9,177
Other assets	160	3,495	74
Total assets	21,244,570	188,882,295	10,742,573
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	366,968	2,457,496	163,661
Payable for investments in unaffiliated underlying funds purchased	—	1,101,683	5,049
Payable for fund shares redeemed	4,327	89,300	1,690
Payable for investment management fees	3,714	32,502	1,848
Payable for distribution and shareholder service fees	4,765	31,764	2,635
Payable for directors fees	103	948	50
Payable to directors under the deferred compensation plan (Note 6)	160	3,495	74
Other accrued expenses and liabilities	7,600	20,979	7,497
Total liabilities	387,637	3,738,167	182,504
NET ASSETS	$20,856,933	$185,144,128	$10,560,069
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$18,709,129	$162,834,927	$9,557,887
Undistributed net investment income	281,436	3,016,013	130,562
Accumulated net realized gain	1,726,102	9,755,172	837,393
Net unrealized appreciation	140,266	9,538,016	34,227
NET ASSETS	$20,856,933	$185,144,128	$10,560,069
* Cost of investments in affiliated underlying funds	$19,482,759	$165,495,361	$9,902,795
** Cost of investments in unaffiliated underlying funds	$1,221,945	$9,920,688	$619,830
See Accompanying Notes to Financial Statements
13

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2018 (Unaudited) (continued)

	Voya Solution 2050 Portfolio	Voya Solution 2055 Portfolio	Voya Solution 2060 Portfolio
Class ADV
Net assets	$8,216,963	$46,366,506	$4,432,813
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	479,041	3,232,423	361,350
Net asset value and redemption price per share	$17.15	$14.34	$12.27
Class I
Net assets	$7,111,235	$82,306,498	$2,383,983
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	402,452	5,611,856	191,777
Net asset value and redemption price per share	$17.67	$14.67	$12.43
Class S
Net assets	$5,081,738	$53,193,557	$3,506,013
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	290,554	3,671,922	285,353
Net asset value and redemption price per share	$17.49	$14.49	$12.29
Class S2
Net assets	$427,170	$3,245,714	$233,506
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	24,751	225,446	19,013
Net asset value and redemption price per share	$17.26	$14.40	$12.28
Class T
Net assets	$19,827	$31,853	$3,754
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	1,153	2,186	308
Net asset value and redemption price per share	$17.19	$14.57	$12.19
See Accompanying Notes to Financial Statements
14

STATEMENTS OF OPERATIONS for the six months ended June 30, 2018 (Unaudited)

	Voya Solution Aggressive Portfolio	Voya Solution Balanced Portfolio	Voya Solution Conservative Portfolio	Voya Solution Income Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$70,687	$367,484	$161,362	$3,352,017
Dividends from unaffiliated underlying funds	3,016	15,324	2,490	38,722
Total investment income	73,703	382,808	163,852	3,390,739
EXPENSES:
Investment management fees	15,725	61,770	16,701	423,808
Distribution and shareholder service fees:
Class ADV	8,769	40,337	20,265	436,510
Class S	5,547	28,127	4,475	181,568
Class S2	1,522	3,217	1,108	17,410
Class T	—	—	—	764
Transfer agent fees	86	105	131	2,292
Shareholder reporting expense	2,198	3,620	1,873	17,805
Professional fees	4,716	6,335	4,887	28,655
Custody and accounting expense	776	2,172	684	17,500
Directors fees	300	1,174	322	8,328
Miscellaneous expense	4,804	6,549	5,310	8,681
Interest expense	21	42	32	399
Total expenses	44,464	153,448	55,788	1,143,720
Waived and reimbursed fees	(15,832)	(31,607)	(20,137)	(280,067)
Net expenses	28,632	121,841	35,651	863,653
Net investment income	45,071	260,967	128,201	2,527,086
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	513,262	1,720,795	118,319	3,821,228
Sale of unaffiliated underlying funds	5,877	27,196	8,102	301,628
Capital gain distributions from affiliated underlying funds	288,599	337,728	—	—
Foreign currency related transactions	—	(577)	—	(2,522)
Futures	—	(112,605)	—	(748,500)
Net realized gain	807,738	1,972,537	126,421	3,371,834
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(898,157)	(2,425,228)	(308,983)	(8,927,396)
Unaffiliated underlying funds	(44,276)	(65,694)	(38,996)	(296,664)
Foreign currency related transactions	—	(86)	—	(642)
Futures	—	4,451	—	93,381
Net change in unrealized appreciation (depreciation)	(942,433)	(2,486,557)	(347,979)	(9,131,321)
Net realized and unrealized loss	(134,695)	(514,020)	(221,558)	(5,759,487)
Decrease in net assets resulting from operations	$(89,624)	$(253,053)	$(93,357)	$(3,232,401)

See Accompanying Notes to Financial Statements
15

STATEMENTS OF OPERATIONS for the six months ended June 30, 2018 (Unaudited)

	Voya Solution Moderately Aggressive Portfolio	Voya Solution Moderately Conservative Portfolio	Voya Solution 2020 Portfolio	Voya Solution 2025 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$3,989,085	$266,608	$252,113	$5,581,656
Dividends from unaffiliated underlying funds	238,084	6,001	4,270	181,258
Total investment income	4,227,169	272,609	256,383	5,762,914
EXPENSES:
Investment management fees	739,595	31,953	36,559	943,226
Distribution and shareholder service fees:
Class ADV	64,673	27,433	37,151	734,827
Class S	807,924	19,731	14,463	433,807
Class S2	3,154	2,016	1,624	32,741
Class T	—	—	41	2,752
Transfer agent fees	3,305	71	57	584
Shareholder reporting expense	19,910	3,439	3,220	23,530
Professional fees	45,900	5,973	5,966	51,223
Custody and accounting expense	24,435	1,810	1,159	32,580
Directors fees	13,897	619	708	18,211
Miscellaneous expense	16,500	6,117	4,844	20,950
Interest expense	532	49	54	627
Total expenses	1,739,825	99,211	105,846	2,295,058
Waived and reimbursed fees	(132,619)	(24,992)	(31,081)	(312,497)
Net expenses	1,607,206	74,219	74,765	1,982,561
Net investment income	2,619,963	198,390	181,618	3,780,353
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	14,584,007	464,553	540,564	16,175,406
Sale of unaffiliated underlying funds	893,430	48,219	30,542	272,299
Capital gain distributions from affiliated underlying funds	8,278,865	91,566	53,770	2,654,388
Foreign currency related transactions	(5,552)	(18)	—	(7,303)
Futures	(1,253,188)	(43,355)	—	(1,624,002)
Net realized gain	22,497,562	560,965	624,876	17,470,788
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(26,216,597)	(872,605)	(851,636)	(24,266,817)
Unaffiliated underlying funds	(1,595,338)	(62,895)	(104,204)	(946,611)
Foreign currency related transactions	(1,053)	(47)	—	(1,360)
Futures	90,035	(286)	—	163,557
Net change in unrealized appreciation (depreciation)	(27,722,953)	(935,833)	(955,840)	(25,051,231)
Net realized and unrealized loss	(5,225,391)	(374,868)	(330,964)	(7,580,443)
Decrease in net assets resulting from operations	$(2,605,428)	$(176,478)	$(149,346)	$(3,800,090)

See Accompanying Notes to Financial Statements
16

STATEMENTS OF OPERATIONS for the six months ended June 30, 2018 (Unaudited)

	Voya Solution 2030 Portfolio	Voya Solution 2035 Portfolio	Voya Solution 2040 Portfolio	Voya Solution 2045 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$169,272	$5,291,718	$149,885	$3,662,690
Dividends from unaffiliated underlying funds	8,482	188,549	5,781	197,999
Total investment income	177,754	5,480,267	155,666	3,860,689
EXPENSES:
Investment management fees	34,406	960,235	27,343	726,304
Distribution and shareholder service fees:
Class ADV	32,992	651,852	22,763	433,429
Class S	12,300	444,046	9,157	325,466
Class S2	1,067	38,761	1,633	19,936
Class T	60	2,437	72	1,802
Transfer agent fees	57	757	244	469
Shareholder reporting expense	2,738	22,625	1,704	19,005
Professional fees	5,322	47,965	5,234	39,820
Custody and accounting expense	995	25,340	844	21,720
Directors fees	649	18,453	518	13,805
Miscellaneous expense	4,265	23,016	5,264	16,390
Interest expense	50	781	38	574
Total expenses	94,901	2,236,268	74,814	1,618,720
Waived and reimbursed fees	(24,082)	(310,233)	(22,896)	(249,037)
Net expenses	70,819	1,926,035	51,918	1,369,683
Net investment income	106,935	3,554,232	103,748	2,491,006
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	1,046,935	17,896,029	603,058	16,132,925
Sale of unaffiliated underlying funds	14,952	463,427	16,488	1,036,047
Capital gain distributions from affiliated underlying funds	99,443	6,072,399	233,045	7,068,144
Foreign currency related transactions	—	(8,249)	—	(6,182)
Futures	—	(1,637,206)	—	(1,211,189)
Net realized gain	1,161,330	22,786,400	852,591	23,019,745
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(1,317,077)	(29,695,123)	(1,027,430)	(28,787,312)
Unaffiliated underlying funds	(108,438)	(871,152)	(80,303)	(1,644,315)
Foreign currency related transactions	—	(1,370)	—	(1,016)
Futures	—	127,465	—	75,541
Net change in unrealized appreciation (depreciation)	(1,425,515)	(30,440,180)	(1,107,733)	(30,357,102)
Net realized and unrealized loss	(264,185)	(7,653,780)	(255,142)	(7,337,357)
Decrease in net assets resulting from operations	$(157,250)	$(4,099,548)	$(151,394)	$(4,846,351)

See Accompanying Notes to Financial Statements
17

STATEMENTS OF OPERATIONS for the six months ended June 30, 2018 (Unaudited)

	Voya Solution 2050 Portfolio	Voya Solution 2055 Portfolio	Voya Solution 2060 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$106,214	$945,920	$51,528
Dividends from unaffiliated underlying funds	5,623	53,414	2,671
Total investment income	111,837	999,334	54,199
EXPENSES:
Investment management fees	21,807	199,214	10,541
Distribution and shareholder service fees:
Class ADV	20,624	118,544	9,944
Class S	6,107	71,913	3,949
Class S2	782	6,544	400
Class T	83	112	15
Transfer agent fees	231	758	6
Shareholder reporting expense	1,576	7,602	1,448
Professional fees	4,962	16,833	4,482
Custody and accounting expense	618	5,973	452
Directors fees	410	3,790	199
Miscellaneous expense	5,158	6,837	4,963
Interest expense	27	140	19
Total expenses	62,385	438,260	36,418
Waived and reimbursed fees	(18,328)	(79,681)	(13,686)
Net expenses	44,057	358,579	22,732
Net investment income	67,780	640,755	31,467
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	589,330	5,756,803	236,065
Sale of unaffiliated underlying funds	10,500	235,336	2,102
Capital gain distributions from affiliated underlying funds	223,287	1,980,054	108,417
Foreign currency related transactions	—	(1,788)	—
Futures	—	(323,517)	—
Net realized gain	823,117	7,646,888	346,584
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(1,077,433)	(9,658,268)	(461,551)
Unaffiliated underlying funds	(69,898)	(412,262)	(30,531)
Foreign currency related transactions	—	(269)	—
Futures	—	20,751	—
Net change in unrealized appreciation (depreciation)	(1,147,331)	(10,050,048)	(492,082)
Net realized and unrealized loss	(324,214)	(2,403,160)	(145,498)
Decrease in net assets resulting from operations	$(256,434)	$(1,762,405)	$(114,031)

See Accompanying Notes to Financial Statements
18

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Solution Aggressive Portfolio		Voya Solution Balanced Portfolio
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
FROM OPERATIONS:
Net investment income	$45,071	$124,521	$260,967	$875,157
Net realized gain	807,738	715,217	1,972,537	2,102,982
Net change in unrealized appreciation (depreciation)	(942,433)	1,250,321	(2,486,557)	4,560,262
Increase (decrease) in net assets resulting from operations	(89,624)	2,090,059	(253,053)	7,538,401
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(10,735)	—	(215,300)
Class I	—	(2,617)	—	(74,182)
Class R6	—	(25,471)	—	(143,410)
Class S	—	(24,175)	—	(350,819)
Class S2	—	(3,194)	—	(27,779)
Net realized gains:
Class ADV	—	(38,660)	—	(308,304)
Class I	—	(4,496)	—	(70,860)
Class R6	—	(43,697)	—	(136,987)
Class S	—	(56,340)	—	(389,772)
Class S2	—	(7,443)	—	(29,665)
Total distributions	—	(216,828)	—	(1,747,078)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,427,933	7,019,835	5,277,721	18,408,524
Reinvestment of distributions	—	216,828	—	1,747,078
	3,427,933	7,236,663	5,277,721	20,155,602
Cost of shares redeemed	(1,953,196)	(3,015,037)	(12,125,258)	(12,907,802)
Net increase (decrease) in net assets resulting from capital share transactions	1,474,737	4,221,626	(6,847,537)	7,247,800
Net increase (decrease) in net assets	1,385,113	6,094,857	(7,100,590)	13,039,123
NET ASSETS:
Beginning of year or period	13,907,454	7,812,597	62,757,879	49,718,756
End of year or period	$15,292,567	$13,907,454	$55,657,289	$62,757,879
Undistributed net investment income at end of year or period	$212,851	$167,780	$1,294,485	$1,033,518

See Accompanying Notes to Financial Statements
19

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Solution Conservative Portfolio		Voya Solution Income Portfolio
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
FROM OPERATIONS:
Net investment income	$128,201	$324,400	$2,527,086	$8,167,015
Net realized gain	126,421	380,574	3,371,834	11,023,310
Net change in unrealized appreciation (depreciation)	(347,979)	435,526	(9,131,321)	22,036,758
Increase (decrease) in net assets resulting from operations	(93,357)	1,140,500	(3,232,401)	41,227,083
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(169,438)	—	(3,761,189)
Class I	—	(1,908)	—	(2,203,622)
Class R6	—	(52,764)	—	—
Class S	—	(103,928)	—	(3,708,171)
Class S2	—	(13,314)	—	(211,040)
Class T	—	—	—	(2,177)
Net realized gains:
Class ADV	—	(51,575)	—	(591,484)
Class I	—	(463)	—	(266,332)
Class R6	—	(12,783)	—	—
Class S	—	(29,058)	—	(509,978)
Class S2	—	(3,660)	—	(32,163)
Class T	—	—	—	(631)
Total distributions	—	(438,891)	—	(11,286,787)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,225,750	5,302,856	14,546,448	25,934,613
Reinvestment of distributions	—	438,891	—	11,286,787
	2,225,750	5,741,747	14,546,448	37,221,400
Cost of shares redeemed	(3,031,549)	(6,143,731)	(49,098,318)	(119,171,815)
Net decrease in net assets resulting from capital share transactions	(805,799)	(401,984)	(34,551,870)	(81,950,415)
Net increase (decrease) in net assets	(899,156)	299,625	(37,784,271)	(52,010,119)
NET ASSETS:
Beginning of year or period	16,669,228	16,369,603	433,657,538	485,667,657
End of year or period	$15,770,072	$16,669,228	$395,873,267	$433,657,538
Undistributed net investment income at end of year or period	$460,798	$332,597	$11,644,086	$9,117,000

See Accompanying Notes to Financial Statements
20

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Solution Moderately Aggressive Portfolio		Voya Solution Moderately Conservative Portfolio
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
FROM OPERATIONS:
Net investment income	$2,619,963	$9,061,463	$198,390	$579,316
Net realized gain	22,497,562	32,520,844	560,965	1,120,837
Net change in unrealized appreciation (depreciation)	(27,722,953)	76,526,187	(935,833)	1,586,763
Increase (decrease) in net assets resulting from operations	(2,605,428)	118,108,494	(176,478)	3,286,916
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(301,993)	—	(196,049)
Class I	—	(83,485)	—	(636)
Class R6	—	(73,824)	—	(30,444)
Class S	—	(9,267,927)	—	(445,570)
Class S2	—	(21,190)	—	(20,307)
Net realized gains:
Class ADV	—	(296,003)	—	—
Class I	—	(56,591)	—	—
Class R6	—	(50,019)	—	—
Class S	—	(7,427,819)	—	—
Class S2	—	(17,137)	—	—
Total distributions	—	(17,595,988)	—	(693,006)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,372,367	17,669,067	3,155,136	6,018,372
Reinvestment of distributions	—	17,595,988	—	693,006
	6,372,367	35,265,055	3,155,136	6,711,378
Cost of shares redeemed	(58,617,956)	(115,212,536)	(3,967,333)	(13,360,522)
Net decrease in net assets resulting from capital share transactions	(52,245,589)	(79,947,481)	(812,197)	(6,649,144)
Net increase (decrease) in net assets	(54,851,017)	20,565,025	(988,675)	(4,055,234)
NET ASSETS:
Beginning of year or period	713,761,541	693,196,516	31,479,706	35,534,940
End of year or period	$658,910,524	$713,761,541	$30,491,031	$31,479,706
Undistributed net investment income at end of year or period	$14,116,968	$11,497,005	$834,290	$635,900

See Accompanying Notes to Financial Statements
21

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Solution 2020 Portfolio		Voya Solution 2025 Portfolio
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
FROM OPERATIONS:
Net investment income	$181,618	$500,072	$3,780,353	$14,523,452
Net realized gain	624,876	1,769,830	17,470,788	31,443,349
Net change in unrealized appreciation (depreciation)	(955,840)	998,920	(25,051,231)	83,828,725
Increase (decrease) in net assets resulting from operations	(149,346)	3,268,822	(3,800,090)	129,795,526
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(130,093)	—	(5,009,214)
Class I	—	(96,738)	—	(4,924,333)
Class S	—	(86,715)	—	(6,930,538)
Class S2	—	(2,729)	—	(337,961)
Class T	—	(80)	—	(10,442)
Net realized gains:
Class ADV	—	(266,322)	—	(8,261,983)
Class I	—	(156,426)	—	(6,125,343)
Class S	—	(161,782)	—	(9,833,333)
Class S2	—	(5,526)	—	(546,738)
Class T	—	(197)	—	(20,229)
Total distributions	—	(906,608)	—	(42,000,114)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	10,019,526	17,793,238	46,770,925	82,645,520
Reinvestment of distributions	—	906,491	—	42,000,114
	10,019,526	18,699,729	46,770,925	124,645,634
Cost of shares redeemed	(7,417,599)	(9,923,346)	(97,234,269)	(187,468,620)
Net increase (decrease) in net assets resulting from capital share transactions	2,601,927	8,776,383	(50,463,344)	(62,822,986)
Net increase (decrease) in net assets	2,452,581	11,138,597	(54,263,434)	24,972,426
NET ASSETS:
Beginning of year or period	33,315,277	22,176,680	921,001,710	896,029,284
End of year or period	$35,767,858	$33,315,277	$866,738,276	$921,001,710
Undistributed net investment income at end of year or period	$757,279	$575,661	$20,807,675	$17,027,322

See Accompanying Notes to Financial Statements
22

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Solution 2030 Portfolio		Voya Solution 2035 Portfolio
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
FROM OPERATIONS:
Net investment income	$106,935	$399,979	$3,554,232	$12,320,227
Net realized gain	1,161,330	1,771,278	22,786,400	38,919,009
Net change in unrealized appreciation (depreciation)	(1,425,515)	1,535,660	(30,440,180)	107,162,691
Increase (decrease) in net assets resulting from operations	(157,250)	3,706,917	(4,099,548)	158,401,927
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(84,233)	—	(3,456,441)
Class I	—	(58,032)	—	(4,515,290)
Class S	—	(55,605)	—	(5,536,220)
Class S2	—	(2,095)	—	(294,989)
Class T	—	(62)	—	(7,417)
Net realized gains:
Class ADV	—	(178,355)	—	(6,886,293)
Class I	—	(98,063)	—	(6,405,075)
Class S	—	(105,944)	—	(9,133,000)
Class S2	—	(5,093)	—	(541,219)
Class T	—	(187)	—	(17,775)
Total distributions	—	(587,669)	—	(36,793,719)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	9,727,292	20,544,004	48,361,610	79,749,603
Reinvestment of distributions	—	587,571	—	36,793,719
	9,727,292	21,131,575	48,361,610	116,543,322
Cost of shares redeemed	(9,570,161)	(7,855,628)	(96,515,635)	(161,532,032)
Net increase (decrease) in net assets resulting from capital share transactions	157,131	13,275,947	(48,154,025)	(44,988,710)
Net increase (decrease) in net assets	(119)	16,395,195	(52,253,573)	76,619,498
NET ASSETS:
Beginning of year or period	31,301,639	14,906,444	930,528,196	853,908,698
End of year or period	$31,301,520	$31,301,639	$878,274,623	$930,528,196
Undistributed net investment income at end of year or period	$601,485	$494,550	$18,925,498	$15,371,266

See Accompanying Notes to Financial Statements
23

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Solution 2040 Portfolio		Voya Solution 2045 Portfolio
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
FROM OPERATIONS:
Net investment income	$103,748	$280,413	$2,491,006	$7,387,993
Net realized gain	852,591	1,854,789	23,019,745	33,308,471
Net change in unrealized appreciation (depreciation)	(1,107,733)	1,412,566	(30,357,102)	85,323,136
Increase (decrease) in net assets resulting from operations	(151,394)	3,547,768	(4,846,351)	126,019,600
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(39,286)	—	(1,463,320)
Class I	—	(46,566)	—	(2,774,509)
Class S	—	(41,477)	—	(2,779,697)
Class S2	—	(3,488)	—	(124,295)
Class T	—	(58)	—	(3,603)
Net realized gains:
Class ADV	—	(130,761)	—	(4,780,180)
Class I	—	(104,170)	—	(5,566,229)
Class S	—	(103,261)	—	(6,862,244)
Class S2	—	(8,983)	—	(354,473)
Class T	—	(251)	—	(12,746)
Total distributions	—	(478,301)	—	(24,721,296)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,995,553	17,122,504	40,504,659	72,557,426
Reinvestment of distributions	—	478,199	—	24,721,296
	6,995,553	17,600,703	40,504,659	97,278,722
Cost of shares redeemed	(4,600,271)	(7,945,866)	(74,082,941)	(123,812,716)
Net increase (decrease) in net assets resulting from capital share transactions	2,395,282	9,654,837	(33,578,282)	(26,533,994)
Net increase (decrease) in net assets	2,243,888	12,724,304	(38,424,633)	74,764,310
NET ASSETS:
Beginning of year or period	23,920,694	11,196,390	692,676,675	617,912,365
End of year or period	$26,164,582	$23,920,694	$654,252,042	$692,676,675
Undistributed net investment income at end of year or period	$461,149	$357,401	$12,092,292	$9,601,286

See Accompanying Notes to Financial Statements
24

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Solution 2050 Portfolio		Voya Solution 2055 Portfolio
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
FROM OPERATIONS:
Net investment income	$67,780	$165,493	$640,755	$1,824,346
Net realized gain	823,117	1,036,421	7,646,888	6,813,822
Net change in unrealized appreciation (depreciation)	(1,147,331)	1,150,898	(10,050,048)	22,866,259
Increase (decrease) in net assets resulting from operations	(256,434)	2,352,812	(1,762,405)	31,504,427
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(21,251)	—	(323,990)
Class I	—	(24,994)	—	(710,484)
Class S	—	(16,722)	—	(501,577)
Class S2	—	(1,116)	—	(26,141)
Class T	—	(15)	—	(181)
Net realized gains:
Class ADV	—	(83,562)	—	(922,482)
Class I	—	(65,655)	—	(1,235,395)
Class S	—	(51,460)	—	(1,079,609)
Class S2	—	(3,844)	—	(66,565)
Class T	—	(167)	—	(521)
Total distributions	—	(268,786)	—	(4,866,945)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	8,208,265	11,743,400	26,102,141	44,087,327
Reinvestment of distributions	—	268,702	—	4,866,945
	8,208,265	12,012,102	26,102,141	48,954,272
Cost of shares redeemed	(4,536,658)	(3,438,140)	(21,955,153)	(34,458,608)
Net increase in net assets resulting from capital share transactions	3,671,607	8,573,962	4,146,988	14,495,664
Net increase in net assets	3,415,173	10,657,988	2,384,583	41,133,146
NET ASSETS:
Beginning of year or period	17,441,760	6,783,772	182,759,545	141,626,399
End of year or period	$20,856,933	$17,441,760	$185,144,128	$182,759,545
Undistributed net investment income at end of year or period	$281,436	$213,656	$3,016,013	$2,375,258

See Accompanying Notes to Financial Statements
25

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Solution 2060 Portfolio
	Six Months Ended June 30, 2018	Year Ended December 31, 2017
FROM OPERATIONS:
Net investment income	$31,467	$76,188
Net realized gain	346,584	539,173
Net change in unrealized appreciation (depreciation)	(492,082)	470,914
Increase (decrease) in net assets resulting from operations	(114,031)	1,086,275
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(7,401)
Class I	—	(7,285)
Class S	—	(11,691)
Class S2	—	(373)
Net realized gains:
Class ADV	—	(37,209)
Class I	—	(25,098)
Class S	—	(41,979)
Class S2	—	(1,720)
Class T	—	(62)
Total distributions	—	(132,818)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,417,790	6,667,962
Reinvestment of distributions	—	132,818
	4,417,790	6,800,780
Cost of shares redeemed	(2,114,391)	(2,255,044)
Net increase in net assets resulting from capital share transactions	2,303,399	4,545,736
Net increase in net assets	2,189,368	5,499,193
NET ASSETS:
Beginning of year or period	8,370,701	2,871,508
End of year or period	$10,560,069	$8,370,701
Undistributed net investment income at end of year or period	$130,562	$99,095

See Accompanying Notes to Financial Statements
26

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Aggressive Portfolio
Class ADV
06-30-18	13.56	0.02•	(0.09)	(0.07)	—	—	—	—	—	13.49	(0.52)	0.89	0.67	0.67	0.29	3,392	43
12-31-17	11.33	0.11•	2.34	2.45	0.05	0.17	—	0.22	—	13.56	21.71	0.91	0.66	0.66	0.85	3,467	52
12-31-16	11.35	0.08	0.63	0.71	0.12	0.61	—	0.73	—	11.33	6.41	1.04	0.68	0.68	0.77	2,520	61
12-31-15	12.13	0.06•	(0.19)	(0.13)	0.21	0.44	—	0.65	—	11.35	(1.32)	0.94	0.68	0.68	0.53	2,383	78
12-31-14	11.55	0.13•	0.57	0.70	0.06	0.06	—	0.12	—	12.13	6.10	1.26	0.65	0.65	1.12	2,180	70
05-01-13(5) - 12-31-13	10.00	0.19•	1.36	1.55	—	—	—	—	—	11.55	15.50	12.00	0.56	0.56	2.55	496	35
Class I
06-30-18	13.85	0.05•	(0.09)	(0.04)	—	—	—	—	—	13.81	(0.29)	0.39	0.17	0.17	0.78	458	43
12-31-17	11.56	0.18•	2.38	2.56	0.10	0.17	—	0.27	—	13.85	22.28	0.41	0.16	0.16	1.41	444	52
12-31-16	11.57	0.17•	0.61	0.78	0.18	0.61	—	0.79	—	11.56	6.93	0.54	0.18	0.18	1.53	258	61
12-31-15	12.32	0.19•	(0.26)	(0.07)	0.24	0.44	—	0.68	—	11.57	(0.83)	0.44	0.18	0.18	1.56	138	78
12-31-14	11.65	0.24•	0.52	0.76	0.03	0.06	—	0.09	—	12.32	6.56	0.76	0.15	0.15	2.01	12	70
05-01-13(5) - 12-31-13	10.00	0.29•	1.36	1.65	—	—	—	—	—	11.65	16.50	11.50	0.06	0.06	3.99	4	35
Class R6
06-30-18	13.85	0.06•	(0.10)	(0.04)	—	—	—	—	—	13.81	(0.29)	0.39	0.17	0.17	0.84	6,192	43
12-31-17	11.56	0.24•	2.32	2.56	0.10	0.17	—	0.27	—	13.85	22.28	0.41	0.16	0.16	1.82	5,015	52
05-02-16(5) - 12-31-16	11.66	0.44•	0.25	0.69	0.18	0.61	—	0.79	—	11.56	6.11	0.54	0.18	0.18	5.93	659	61
Class S
06-30-18	13.69	0.04•	(0.09)	(0.05)	—	—	—	—	—	13.64	(0.37)	0.64	0.42	0.42	0.56	4,441	43
12-31-17	11.44	0.12•	2.37	2.49	0.07	0.17	—	0.24	—	13.69	21.92	0.66	0.41	0.41	0.99	4,300	52
12-31-16	11.46	0.12•	0.63	0.75	0.16	0.61	—	0.77	—	11.44	6.75	0.79	0.43	0.43	1.08	3,954	61
12-31-15	12.23	0.13•	(0.23)	(0.10)	0.23	0.44	—	0.67	—	11.46	(1.12)	0.69	0.43	0.43	1.04	2,417	78
12-31-14	11.63	0.11•	0.61	0.72	0.06	0.06	—	0.12	—	12.23	6.25	1.01	0.40	0.40	0.92	1,395	70
05-01-13(5) - 12-31-13	10.00	0.28•	1.35	1.63	—	—	—	—	—	11.63	16.30	11.75	0.31	0.31	3.73	591	35
Class S2
06-30-18	13.52	0.03•	(0.09)	(0.06)	—	—	—	—	—	13.46	(0.44)	0.79	0.57	0.57	0.45	810	43
12-31-17	11.32	0.12•	2.32	2.44	0.07	0.17	—	0.24	—	13.52	21.71	0.81	0.56	0.56	0.99	681	52
12-31-16	11.36	0.13•	0.60	0.73	0.16	0.61	—	0.77	—	11.32	6.57	0.97	0.58	0.58	1.15	422	61
12-31-15	12.14	0.11•	(0.22)	(0.11)	0.23	0.44	—	0.67	—	11.36	(1.20)	0.94	0.58	0.58	0.93	169	78
12-31-14	11.56	0.18•	0.51	0.69	0.05	0.06	—	0.11	—	12.14	6.04	1.26	0.55	0.55	1.54	78	70
05-01-13(5) - 12-31-13	10.00	0.23•	1.33	1.56	—	—	—	—	—	11.56	15.60	12.00	0.46	0.46	3.12	38	35
See Accompanying Notes to Financial Statements
27

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Balanced Portfolio
Class ADV
06-30-18	10.08	0.03•	(0.10)	(0.07)	—	—	—	—	—	10.01	(0.69)	0.78	0.67	0.67	0.64	15,430	29
12-31-17	9.06	0.13•	1.16	1.29	0.11	0.16	—	0.27	—	10.08	14.46	0.78	0.66	0.66	1.32	19,020	48
12-31-16	9.39	0.12•	0.44	0.56	0.20	0.69	—	0.89	—	9.06	6.08	0.78	0.64	0.64	1.25	18,215	78
12-31-15	10.57	0.10•	(0.14)	(0.04)	0.28	0.86	—	1.14	—	9.39	(0.72)	0.78	0.65	0.65	0.97	25,079	49
12-31-14	10.88	0.12	0.52	0.64	0.20	0.75	—	0.95	—	10.57	6.14	0.78	0.64	0.64	1.09	28,237	61
12-31-13	9.84	0.10•	1.38	1.48	0.20	0.24	—	0.44	—	10.88	15.39	0.78	0.63	0.63	0.97	27,369	78
Class I
06-30-18	10.45	0.06•	(0.09)	(0.03)	—	—	—	—	—	10.42	(0.29)	0.28	0.17	0.17	1.15	4,115	29
12-31-17	9.40	0.21•	1.17	1.38	0.17	0.16	—	0.33	—	10.45	14.89	0.28	0.16	0.16	2.06	4,683	48
12-31-16	9.72	0.28•	0.35	0.63	0.26	0.69	—	0.95	—	9.40	6.69	0.28	0.14	0.14	3.03	2,092	78
12-31-15	10.90	0.18•	(0.16)	0.02	0.34	0.86	—	1.20	—	9.72	(0.19)	0.28	0.15	0.15	1.72	59	49
12-31-14	11.19	0.27•	0.45	0.72	0.26	0.75	—	1.01	—	10.90	6.66	0.28	0.14	0.14	2.53	23	61
12-31-13	10.10	0.16	1.42	1.58	0.25	0.24	—	0.49	—	11.19	15.93	0.28	0.13	0.13	1.49	1	78
Class R6
06-30-18	10.45	0.06•	(0.09)	(0.03)	—	—	—	—	—	10.42	(0.29)	0.28	0.17	0.17	1.16	13,469	29
12-31-17	9.39	0.22•	1.17	1.39	0.17	0.16	—	0.33	—	10.45	15.01	0.28	0.16	0.16	2.20	13,145	48
05-02-16(5) - 12-31-16	9.89	0.23•	0.22	0.45	0.26	0.69	—	0.95	—	9.39	4.75	0.28	0.14	0.14	3.74	2,412	78
Class S
06-30-18	10.21	0.05•	(0.10)	(0.05)	—	—	—	—	—	10.16	(0.49)	0.53	0.42	0.42	0.89	21,669	29
12-31-17	9.18	0.15•	1.19	1.34	0.15	0.16	—	0.31	—	10.21	14.75	0.53	0.41	0.41	1.54	23,906	48
12-31-16	9.52	0.16	0.43	0.59	0.24	0.69	—	0.93	—	9.18	6.32	0.53	0.39	0.39	1.63	25,331	78
12-31-15	10.70	0.13	(0.14)	(0.01)	0.31	0.86	—	1.17	—	9.52	(0.46)	0.53	0.40	0.40	1.28	22,552	49
12-31-14	11.01	0.16	0.51	0.67	0.23	0.75	—	0.98	—	10.70	6.34	0.53	0.39	0.39	1.35	23,128	61
12-31-13	9.95	0.13•	1.39	1.52	0.22	0.24	—	0.46	—	11.01	15.65	0.53	0.38	0.38	1.24	23,012	78
Class S2
06-30-18	10.17	0.03•	(0.09)	(0.06)	—	—	—	—	—	10.11	(0.59)	0.68	0.57	0.57	0.65	974	29
12-31-17	9.16	0.14•	1.18	1.32	0.15	0.16	—	0.31	—	10.17	14.63	0.68	0.56	0.56	1.43	2,004	48
12-31-16	9.50	0.18•	0.39	0.57	0.22	0.69	—	0.91	—	9.16	6.10	0.71	0.54	0.54	1.96	1,668	78
12-31-15	10.67	0.11•	(0.13)	(0.02)	0.29	0.86	—	1.15	—	9.50	(0.60)	0.78	0.55	0.55	1.06	578	49
12-31-14	10.95	0.12•	0.54	0.66	0.19	0.75	—	0.94	—	10.67	6.22	0.78	0.54	0.54	1.06	671	61
12-31-13	9.90	0.11•	1.39	1.50	0.21	0.24	—	0.45	—	10.95	15.51	0.78	0.53	0.53	1.06	1,103	78
Voya Solution Conservative Portfolio
Class ADV
06-30-18	11.06	0.08•	(0.15)	(0.07)	—	—	—	—	—	10.99	(0.63)	0.88	0.62	0.62	1.43	8,026	27
12-31-17	10.60	0.20•	0.55	0.75	0.22	0.07	—	0.29	—	11.06	7.06	0.86	0.62	0.62	1.84	8,486	63
12-31-16	10.45	0.20	0.40	0.60	0.19	0.26	—	0.45	—	10.60	5.76	0.85	0.62	0.62	1.79	8,524	58
12-31-15	11.15	0.14•	(0.22)	(0.08)	0.27	0.35	—	0.62	—	10.45	(0.76)	0.83	0.61	0.61	1.29	8,595	51
12-31-14	11.42	0.17	0.30	0.47	0.27	0.47	—	0.74	—	11.15	4.20	0.81	0.58	0.58	1.62	11,527	54
12-31-13	11.22	0.17•	0.43	0.60	0.29	0.11	—	0.40	—	11.42	5.40	0.85	0.60	0.60	1.50	10,870	72
See Accompanying Notes to Financial Statements
28

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Conservative Portfolio (continued)
Class I
06-30-18	11.21	0.11•	(0.16)	(0.05)	—	—	—	—	—	11.16	(0.45)	0.38	0.12	0.12	1.94	117	27
12-31-17	10.74	0.25•	0.56	0.81	0.27	0.07	—	0.34	—	11.21	7.60	0.36	0.12	0.12	2.31	90	63
12-31-16	10.60	0.29•	0.37	0.66	0.26	0.26	—	0.52	—	10.74	6.24	0.35	0.12	0.12	2.67	109	58
12-31-15	11.30	0.21•	(0.23)	(0.02)	0.33	0.35	—	0.68	—	10.60	(0.23)	0.33	0.11	0.11	1.86	13	51
12-31-14	11.57	0.25•	0.27	0.52	0.32	0.47	—	0.79	—	11.30	4.63	0.31	0.08	0.08	2.19	10	54
12-31-13	11.34	0.23	0.44	0.67	0.33	0.11	—	0.44	—	11.57	6.02	0.35	0.10	0.10	1.99	3	72
Class R6
06-30-18	11.21	0.11•	(0.16)	(0.05)	—	—	—	—	—	11.16	(0.45)	0.38	0.12	0.12	1.93	3,687	27
12-31-17	10.74	0.27•	0.54	0.81	0.27	0.07	—	0.34	—	11.21	7.60	0.36	0.12	0.12	2.42	3,439	63
05-02-16(5) - 12-31-16	10.98	0.20•	0.08	0.28	0.26	0.26	—	0.52	—	10.74	2.57	0.35	0.12	0.12	2.81	718	58
Class S
06-30-18	11.13	0.09•	(0.15)	(0.06)	—	—	—	—	—	11.07	(0.54)	0.63	0.37	0.37	1.68	3,511	27
12-31-17	10.66	0.22•	0.56	0.78	0.24	0.07	—	0.31	—	11.13	7.31	0.61	0.37	0.37	2.04	4,020	63
12-31-16	10.52	0.22•	0.41	0.63	0.23	0.26	—	0.49	—	10.66	6.04	0.60	0.37	0.37	2.02	6,513	58
12-31-15	11.22	0.17	(0.21)	(0.04)	0.31	0.35	—	0.66	—	10.52	(0.48)	0.58	0.36	0.36	1.61	5,539	51
12-31-14	11.49	0.21•	0.29	0.50	0.30	0.47	—	0.77	—	11.22	4.40	0.56	0.33	0.33	1.86	5,867	54
12-31-13	11.27	0.20•	0.44	0.64	0.31	0.11	—	0.42	—	11.49	5.77	0.60	0.35	0.35	1.74	6,168	72
Class S2
06-30-18	11.04	0.08•	(0.15)	(0.07)	—	—	—	—	—	10.97	(0.63)	0.78	0.52	0.52	1.52	430	27
12-31-17	10.59	0.21•	0.55	0.76	0.24	0.07	—	0.31	—	11.04	7.20	0.76	0.52	0.52	1.92	635	63
12-31-16	10.46	0.21•	0.40	0.61	0.22	0.26	—	0.48	—	10.59	5.90	0.78	0.52	0.52	1.94	506	58
12-31-15	11.17	0.16•	(0.22)	(0.06)	0.30	0.35	—	0.65	—	10.46	(0.67)	0.83	0.51	0.51	1.43	357	51
12-31-14	11.44	0.18	0.30	0.48	0.28	0.47	—	0.75	—	11.17	4.28	0.81	0.48	0.48	1.70	312	54
12-31-13	11.23	0.18•	0.44	0.62	0.30	0.11	—	0.41	—	11.44	5.59	0.85	0.50	0.50	1.60	298	72
Voya Solution Income Portfolio
Class ADV
06-30-18	11.85	0.06•	(0.17)	(0.11)	—	—	—	—	—	11.74	(0.93)	0.75	0.61	0.61	1.03	168,795	14
12-31-17	11.11	0.18•	0.83	1.01	0.23	0.04	—	0.27	—	11.85	9.15	0.75	0.61	0.61	1.59	182,912	36
12-31-16	10.88	0.16•	0.31	0.47	0.11	0.13	—	0.24	—	11.11	4.26	0.75	0.62	0.62	1.41	205,103	46
12-31-15	11.61	0.13•	(0.15)	(0.02)	0.29	0.42	—	0.71	—	10.88	(0.30)	0.73	0.63	0.63	1.16	248,968	31
12-31-14	11.26	0.15•	0.47	0.62	0.27	—	—	0.27	—	11.61	5.53	0.75	0.62	0.62	1.33	84,286	47
12-31-13	10.89	0.13•	0.59	0.72	0.35	—	—	0.35	—	11.26	6.68	0.74	0.63	0.63	1.19	94,068	70
Class I
06-30-18	12.13	0.09•	(0.17)	(0.08)	—	—	—	—	—	12.05	(0.66)	0.25	0.11	0.11	1.53	82,546	14
12-31-17	11.38	0.25	0.84	1.09	0.30	0.04	—	0.34	—	12.13	9.66	0.25	0.11	0.11	2.09	85,891	36
12-31-16	11.12	0.22•	0.31	0.53	0.14	0.13	—	0.27	—	11.38	4.78	0.25	0.12	0.12	1.91	82,426	46
12-31-15	11.86	0.19•	(0.15)	0.04	0.36	0.42	—	0.78	—	11.12	0.20	0.23	0.13	0.13	1.72	98,321	31
12-31-14	11.51	0.22•	0.47	0.69	0.34	—	—	0.34	—	11.86	6.02	0.25	0.12	0.12	1.85	23,178	47
12-31-13	11.12	0.19•	0.61	0.80	0.41	—	—	0.41	—	11.51	7.30	0.24	0.13	0.13	1.70	24,937	70
See Accompanying Notes to Financial Statements
29

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Income Portfolio (continued)
Class S
06-30-18	12.03	0.08•	(0.18)	(0.10)	—	—	—	—	—	11.93	(0.83)	0.50	0.36	0.36	1.28	137,187	14
12-31-17	11.28	0.21•	0.85	1.06	0.27	0.04	—	0.31	—	12.03	9.41	0.50	0.36	0.36	1.83	155,100	36
12-31-16	11.04	0.19•	0.31	0.50	0.13	0.13	—	0.26	—	11.28	4.47	0.50	0.37	0.37	1.66	186,264	46
12-31-15	11.76	0.16•	(0.14)	0.02	0.32	0.42	—	0.74	—	11.04	0.10	0.48	0.38	0.38	1.43	225,274	31
12-31-14	11.41	0.19•	0.46	0.65	0.30	—	—	0.30	—	11.76	5.76	0.50	0.37	0.37	1.59	56,602	47
12-31-13	11.03	0.16•	0.60	0.76	0.38	—	—	0.38	—	11.41	6.97	0.49	0.38	0.38	1.46	62,431	70
Class S2
06-30-18	11.72	0.07•	(0.17)	(0.10)	—	—	—	—	—	11.62	(0.85)	0.65	0.51	0.51	1.13	7,127	14
12-31-17	10.99	0.19•	0.82	1.01	0.24	0.04	—	0.28	—	11.72	9.23	0.65	0.51	0.51	1.67	9,533	36
12-31-16	10.77	0.16•	0.30	0.46	0.11	0.13	—	0.24	—	10.99	4.28	0.68	0.52	0.52	1.49	11,670	46
12-31-15	11.50	0.14•	(0.14)	0.00*	0.31	0.42	—	0.73	—	10.77	(0.13)	0.73	0.53	0.53	1.27	15,377	31
12-31-14	11.15	0.16•	0.46	0.62	0.27	—	—	0.27	—	11.50	5.61	0.75	0.52	0.52	1.42	4,281	47
12-31-13	10.79	0.14•	0.59	0.73	0.37	—	—	0.37	—	11.15	6.85	0.74	0.53	0.53	1.28	5,274	70
Class T
06-30-18	12.60	0.05•	(0.17)	(0.12)	—	—	—	—	—	12.48	(0.95)	0.95	0.81	0.81	0.83	218	14
12-31-17	11.73	0.17	0.87	1.04	0.13	0.04	—	0.17	—	12.60	8.84	0.95	0.81	0.81	1.40	222	36
12-31-16	11.39	0.11•	0.36	0.47	—	0.13	—	0.13	—	11.73	4.11	0.97	0.82	0.82	0.92	205	46
12-31-15	12.07	0.13•	(0.17)	(0.04)	0.22	0.42	—	0.64	—	11.39	(0.40)	0.98	0.83	0.83	1.09	815	31
12-31-14	11.67	0.13•	0.48	0.61	0.21	—	—	0.21	—	12.07	5.22	1.00	0.82	0.82	1.05	91	47
12-31-13	11.29	0.12•	0.61	0.73	0.35	—	—	0.35	—	11.67	6.55	0.99	0.83	0.83	1.00	193	70
Voya Solution Moderately Aggressive Portfolio
Class ADV
06-30-18	13.39	0.03•	(0.11)	(0.08)	—	—	—	—	—	13.31	(0.60)	0.75	0.71	0.71	0.50	24,239	26
12-31-17	11.62	0.13•	1.93	2.06	0.15	0.14	—	0.29	—	13.39	17.89	0.75	0.71	0.71	1.04	27,468	31
12-31-16	11.23	0.11•	0.56	0.67	0.10	0.18	—	0.28	—	11.62	6.00	0.75	0.70	0.70	0.95	24,645	52
12-31-15	13.03	0.11•	(0.22)	(0.11)	0.37	1.32	—	1.69	—	11.23	(1.42)	0.74	0.69	0.69	0.94	31,416	26
12-31-14	13.38	0.12•	0.67	0.79	0.20	0.94	—	1.14	—	13.03	6.09	0.78	0.67	0.67	0.89	20,020	71
12-31-13	11.61	0.10•	2.23	2.33	0.21	0.35	—	0.56	—	13.38	20.42	0.80	0.63	0.63	0.78	16,945	79
Class I
06-30-18	13.64	0.08•	(0.12)	(0.04)	—	—	—	—	—	13.60	(0.29)	0.25	0.21	0.21	1.10	4,177	26
12-31-17	11.83	0.21•	1.95	2.16	0.21	0.14	—	0.35	—	13.64	18.50	0.25	0.21	0.21	1.62	6,062	31
12-31-16	11.44	0.17	0.55	0.72	0.15	0.18	—	0.33	—	11.83	6.40	0.25	0.20	0.20	1.55	4,334	52
12-31-15	13.23	0.23•	(0.27)	(0.04)	0.43	1.32	—	1.75	—	11.44	(0.85)	0.24	0.19	0.19	2.00	4,035	26
12-31-14	13.56	0.31•	0.56	0.87	0.26	0.94	—	1.20	—	13.23	6.60	0.28	0.17	0.17	2.39	56	71
12-31-13	11.74	0.15	2.28	2.43	0.26	0.35	—	0.61	—	13.56	21.10	0.30	0.13	0.13	1.19	4	79
Class R6
06-30-18	13.63	0.07•	(0.11)	(0.04)	—	—	—	—	—	13.59	(0.29)	0.25	0.21	0.21	1.06	10,279	26
12-31-17	11.82	0.25•	1.91	2.16	0.21	0.14	—	0.35	—	13.63	18.51	0.25	0.21	0.21	1.95	8,217	31
05-02-16(5) - 12-31-16	11.56	0.39•	0.20	0.59	0.15	0.18	—	0.33	—	11.82	5.21	0.25	0.20	0.20	5.04	1,287	52
See Accompanying Notes to Financial Statements
30

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Moderately Aggressive Portfolio (continued)
Class S
06-30-18	13.50	0.05•	(0.11)	(0.06)	—	—	—	—	—	13.44	(0.44)	0.50	0.46	0.46	0.76	619,367	26
12-31-17	11.71	0.16•	1.95	2.11	0.18	0.14	—	0.32	—	13.50	18.22	0.50	0.46	0.46	1.28	670,319	31
12-31-16	11.34	0.14•	0.55	0.69	0.14	0.18	—	0.32	—	11.71	6.17	0.50	0.45	0.45	1.25	661,798	52
12-31-15	13.13	0.21•	(0.29)	(0.08)	0.39	1.32	—	1.71	—	11.34	(1.15)	0.49	0.44	0.44	1.81	719,319	26
12-31-14	13.47	0.15	0.68	0.83	0.23	0.94	—	1.17	—	13.13	6.33	0.53	0.42	0.42	1.04	11,315	71
12-31-13	11.67	0.12•	2.27	2.39	0.24	0.35	—	0.59	—	13.47	20.84	0.55	0.38	0.38	0.96	11,871	79
Class S2
06-30-18	13.47	0.05•	(0.12)	(0.07)	—	—	—	—	—	13.40	(0.52)	0.65	0.61	0.61	0.71	849	26
12-31-17	11.70	0.15•	1.94	2.09	0.18	0.14	—	0.32	—	13.47	18.05	0.65	0.61	0.61	1.20	1,695	31
12-31-16	11.32	0.13	0.54	0.67	0.11	0.18	—	0.29	—	11.70	5.97	0.68	0.60	0.60	1.14	1,132	52
12-31-15	13.12	0.12•	(0.21)	(0.09)	0.39	1.32	—	1.71	—	11.32	(1.21)	0.74	0.59	0.59	0.98	1,040	26
12-31-14	13.50	0.14•	0.67	0.81	0.25	0.94	—	1.19	—	13.12	6.17	0.78	0.57	0.57	1.08	806	71
12-31-13	11.72	0.17•	2.19	2.36	0.23	0.35	—	0.58	—	13.50	20.56	0.80	0.53	0.53	1.34	284	79
Voya Solution Moderately Conservative Portfolio
Class ADV
06-30-18	9.99	0.06•	(0.13)	(0.07)	—	—	—	—	—	9.92	(0.70)	0.83	0.66	0.66	1.11	10,933	23
12-31-17	9.24	0.15•	0.78	0.93	0.18	—	—	0.18	—	9.99	10.09	0.83	0.65	0.65	1.57	11,134	47
12-31-16	9.51	0.13•	0.40	0.53	0.20	0.60	—	0.80	—	9.24	5.64	0.80	0.64	0.64	1.35	13,487	65
12-31-15	10.45	0.10	(0.14)	(0.04)	0.28	0.62	—	0.90	—	9.51	(0.60)	0.78	0.66	0.66	1.09	22,005	58
12-31-14	10.80	0.15	0.39	0.54	0.23	0.66	—	0.89	—	10.45	5.20	0.78	0.65	0.65	1.30	21,659	66
12-31-13	10.42	0.13•	0.81	0.94	0.27	0.29	—	0.56	—	10.80	9.27	0.79	0.62	0.62	1.23	21,918	85
Class I
06-30-18	10.42	0.08•	(0.13)	(0.05)	—	—	—	—	—	10.37	(0.48)	0.33	0.16	0.16	1.62	29	23
12-31-17	9.65	0.21•	0.82	1.03	0.26	—	—	0.26	—	10.42	10.73	0.33	0.15	0.15	2.06	27	47
12-31-16	9.93	0.19	0.41	0.60	0.28	0.60	—	0.88	—	9.65	6.12	0.30	0.14	0.14	1.93	33	65
12-31-15	10.87	0.16	(0.15)	0.01	0.33	0.62	—	0.95	—	9.93	(0.09)	0.28	0.16	0.16	1.58	36	58
12-31-14	11.20	0.23•	0.39	0.62	0.29	0.66	—	0.95	—	10.87	5.74	0.28	0.15	0.15	2.19	37	66
12-31-13	10.79	0.18	0.84	1.02	0.32	0.29	—	0.61	—	11.20	9.70	0.29	0.12	0.12	1.66	1	85
Class R6
06-30-18	10.41	0.08•	(0.13)	(0.05)	—	—	—	—	—	10.36	(0.48)	0.33	0.16	0.16	1.63	3,205	23
12-31-17	9.64	0.24•	0.78	1.02	0.25	—	—	0.25	—	10.41	10.68	0.33	0.15	0.15	2.37	2,164	47
05-02-16(5) - 12-31-16	10.17	0.36•	(0.01)	0.35	0.28	0.60	—	0.88	—	9.64	3.52	0.30	0.14	0.14	5.68	287	65
Class S
06-30-18	10.19	0.07•	(0.13)	(0.06)	—	—	—	—	—	10.13	(0.59)	0.58	0.41	0.41	1.36	15,369	23
12-31-17	9.44	0.18•	0.79	0.97	0.22	—	—	0.22	—	10.19	10.40	0.58	0.40	0.40	1.80	17,134	47
12-31-16	9.73	0.17	0.39	0.56	0.25	0.60	—	0.85	—	9.44	5.87	0.55	0.39	0.39	1.74	20,883	65
12-31-15	10.67	0.14•	(0.16)	(0.02)	0.30	0.62	—	0.92	—	9.73	(0.38)	0.53	0.41	0.41	1.33	20,081	58
12-31-14	11.00	0.17•	0.42	0.59	0.26	0.66	—	0.92	—	10.67	5.58	0.53	0.40	0.40	1.53	22,346	66
12-31-13	10.60	0.16	0.82	0.98	0.29	0.29	—	0.58	—	11.00	9.54	0.54	0.37	0.37	1.43	24,016	85
See Accompanying Notes to Financial Statements
31

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Moderately Conservative Portfolio (continued)
Class S2
06-30-18	10.08	0.06•	(0.13)	(0.07)	—	—	—	—	—	10.01	(0.69)	0.73	0.56	0.56	1.21	955	23
12-31-17	9.34	0.17•	0.79	0.96	0.22	—	—	0.22	—	10.08	10.33	0.73	0.55	0.55	1.71	1,021	47
12-31-16	9.64	0.14	0.39	0.53	0.23	0.60	—	0.83	—	9.34	5.62	0.73	0.54	0.54	1.61	845	65
12-31-15	10.59	0.10	(0.13)	(0.03)	0.30	0.62	—	0.92	—	9.64	(0.50)	0.78	0.56	0.56	1.14	751	58
12-31-14	10.93	0.16•	0.41	0.57	0.25	0.66	—	0.91	—	10.59	5.40	0.78	0.55	0.55	1.43	848	66
12-31-13	10.55	0.14•	0.82	0.96	0.29	0.29	—	0.58	—	10.93	9.36	0.79	0.52	0.52	1.26	669	85
Voya Solution 2020 Portfolio
Class ADV
06-30-18	13.23	0.05•	(0.12)	(0.07)	—	—	—	—	—	13.16	(0.53)	0.80	0.62	0.62	0.83	15,354	34
12-31-17	12.15	0.20•	1.30	1.50	0.14	0.28	—	0.42	—	13.23	12.43	0.81	0.61	0.61	1.59	14,590	72
12-31-16	11.65	0.18•	0.43	0.61	0.05	0.06	—	0.11	—	12.15	5.21	0.86	0.64	0.64	1.53	9,167	84
12-31-15	12.87	0.19•	(0.05)	0.14	0.57	0.79	—	1.36	—	11.65	0.88	1.49	0.63	0.63	1.60	2,853	86
12-31-14	12.19	0.20•	0.53	0.73	0.01	0.04	—	0.05	—	12.87	5.97	4.32	0.63	0.63	1.55	631	32
12-31-13	11.80	0.11•	1.36	1.47	0.29	0.80	—	1.09	0.01	12.19	13.01(a)	89.79	0.63	0.63	0.87	4	68
Class I
06-30-18	13.51	0.09•	(0.14)	(0.05)	—	—	—	—	—	13.46	(0.37)	0.30	0.12	0.12	1.35	7,719	34
12-31-17	12.37	0.26	1.33	1.59	0.17	0.28	—	0.45	—	13.51	13.01	0.31	0.11	0.11	2.00	7,487	72
12-31-16	11.81	0.26•	0.42	0.68	0.06	0.06	—	0.12	—	12.37	5.73	0.36	0.14	0.14	2.13	6,377	84
12-31-15	13.04	0.32•	(0.11)	0.21	0.65	0.79	—	1.44	—	11.81	1.38	0.99	0.13	0.13	2.76	2,157	86
12-31-14	12.29	0.19	0.60	0.79	—	0.04	—	0.04	—	13.04	6.41	3.82	0.13	0.13	1.52	4	32
12-31-13	11.85	0.17	1.40	1.57	0.34	0.80	—	1.14	0.01	12.29	13.85(a)	89.29	0.13	0.13	1.38	4	68
Class S
06-30-18	13.46	0.07•	(0.14)	(0.07)	—	—	—	—	—	13.39	(0.52)	0.55	0.37	0.37	1.09	11,939	34
12-31-17	12.33	0.25•	1.31	1.56	0.15	0.28	—	0.43	—	13.46	12.78	0.56	0.36	0.36	1.91	10,565	72
12-31-16	11.80	0.20•	0.44	0.64	0.05	0.06	—	0.11	—	12.33	5.46	0.61	0.39	0.39	1.65	6,477	84
12-31-15	13.01	0.53•	(0.34)	0.19	0.61	0.79	—	1.40	—	11.80	1.23	1.24	0.38	0.38	4.58	4,145	86
12-31-14	12.30	0.16	0.59	0.75	—	0.04	—	0.04	—	13.01	6.08	4.07	0.38	0.38	1.27	4	32
12-31-13	11.81	0.14	1.39	1.53	0.25	0.80	—	1.05	0.01	12.30	13.47(a)	89.54	0.38	0.38	1.14	4	68
Class S2
06-30-18	13.32	0.06•	(0.13)	(0.07)	—	—	—	—	—	13.25	(0.53)	0.70	0.52	0.52	0.93	745	34
12-31-17	12.22	0.26•	1.26	1.52	0.14	0.28	—	0.42	—	13.32	12.54	0.71	0.51	0.51	2.05	660	72
12-31-16	11.70	0.14•	0.48	0.62	0.04	0.06	—	0.10	—	12.22	5.33	0.79	0.54	0.54	1.18	148	84
12-31-15	12.91	0.36•	(0.20)	0.16	0.58	0.79	—	1.37	—	11.70	1.08	1.49	0.53	0.53	3.08	283	86
12-31-14	12.23	0.14	0.58	0.72	—	0.04	—	0.04	—	12.91	5.87	4.32	0.53	0.53	1.12	4	32
12-31-13	11.81	0.12	1.40	1.52	0.31	0.80	—	1.11	0.01	12.23	13.39(a)	89.79	0.53	0.53	0.97	4	68
See Accompanying Notes to Financial Statements
32

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2020 Portfolio (continued)
Class T
06-30-18	13.24	0.04•	(0.13)	(0.09)	—	—	—	—	—	13.15	(0.68)	1.00	0.82	0.82	0.62	12	34
12-31-17	12.16	0.18•	1.29	1.47	0.11	0.28	—	0.39	—	13.24	12.22	1.01	0.81	0.81	1.42	12	72
12-31-16	11.64	0.15•	0.43	0.58	—	0.06	—	0.06	—	12.16	4.99	1.08	0.84	0.84	1.29	8	84
12-31-15	12.87	0.11•	0.01	0.12	0.56	0.79	—	1.35	—	11.64	0.72	1.74	0.83	0.83	0.91	4	86
12-31-14	12.21	0.10	0.60	0.70	—	0.04	—	0.04	—	12.87	5.72	4.57	0.83	0.83	0.81	4	32
12-31-13	11.77	0.08	1.42	1.50	0.27	0.80	—	1.07	0.01	12.21	13.28(a)	90.04	0.83	0.83	0.67	4	68
Voya Solution 2025 Portfolio
Class ADV
06-30-18	11.72	0.04•	(0.10)	(0.06)	—	—	—	—	—	11.66	(0.51)	0.74	0.67	0.67	0.60	280,861	23
12-31-17	10.66	0.15•	1.42	1.57	0.19	0.32	—	0.51	—	11.72	15.02	0.74	0.66	0.66	1.36	300,453	46
12-31-16	11.17	0.14•	0.47	0.61	0.21	0.91	—	1.12	—	10.66	5.53	0.74	0.64	0.64	1.31	302,670	43
12-31-15	12.83	0.11•	(0.09)	0.02	0.37	1.31	—	1.68	—	11.17	(0.26)	0.74	0.65	0.65	0.89	357,443	42
12-31-14	13.06	0.12•	0.54	0.66	0.23	0.66	—	0.89	—	12.83	5.26	0.74	0.63	0.63	0.94	435,280	46
12-31-13	11.48	0.10•	1.73	1.83	0.25	—	—	0.25	—	13.06	16.05	0.74	0.62	0.62	0.85	500,390	72
Class I
06-30-18	12.04	0.07•	(0.11)	(0.04)	—	—	—	—	—	12.00	(0.33)	0.24	0.17	0.17	1.11	241,994	23
12-31-17	10.94	0.22•	1.46	1.68	0.26	0.32	—	0.58	—	12.04	15.62	0.24	0.16	0.16	1.92	243,053	46
12-31-16	11.44	0.21	0.48	0.69	0.28	0.91	—	1.19	—	10.94	6.13	0.24	0.14	0.14	1.84	193,795	43
12-31-15	13.12	0.18•	(0.10)	0.08	0.45	1.31	—	1.76	—	11.44	0.19	0.24	0.15	0.15	1.44	204,693	42
12-31-14	13.34	0.20•	0.55	0.75	0.31	0.66	—	0.97	—	13.12	5.82	0.24	0.13	0.13	1.47	197,457	46
12-31-13	11.73	0.17•	1.75	1.92	0.31	—	—	0.31	—	13.34	16.54	0.24	0.12	0.12	1.39	225,551	72
Class S
06-30-18	11.90	0.05•	(0.10)	(0.05)	—	—	—	—	—	11.85	(0.42)	0.49	0.42	0.42	0.85	330,256	23
12-31-17	10.82	0.18•	1.45	1.63	0.23	0.32	—	0.55	—	11.90	15.29	0.49	0.41	0.41	1.60	359,764	46
12-31-16	11.32	0.17•	0.48	0.65	0.24	0.91	—	1.15	—	10.82	5.88	0.49	0.39	0.39	1.58	376,403	43
12-31-15	13.00	0.14•	(0.10)	0.04	0.41	1.31	—	1.72	—	11.32	(0.09)	0.49	0.40	0.40	1.14	418,555	42
12-31-14	13.22	0.16•	0.55	0.71	0.27	0.66	—	0.93	—	13.00	5.58	0.49	0.38	0.38	1.21	486,302	46
12-31-13	11.62	0.14•	1.74	1.88	0.28	—	—	0.28	—	13.22	16.33	0.49	0.37	0.37	1.11	530,013	72
Class S2
06-30-18	11.56	0.04•	(0.10)	(0.06)	—	—	—	—	—	11.50	(0.52)	0.64	0.57	0.57	0.71	12,846	23
12-31-17	10.52	0.16•	1.40	1.56	0.20	0.32	—	0.52	—	11.56	15.07	0.64	0.56	0.56	1.40	16,911	46
12-31-16	11.03	0.15•	0.47	0.62	0.22	0.91	—	1.13	—	10.52	5.75	0.67	0.54	0.54	1.39	22,356	43
12-31-15	12.70	0.12•	(0.10)	0.02	0.38	1.31	—	1.69	—	11.03	(0.23)	0.74	0.55	0.55	0.98	27,673	42
12-31-14	12.93	0.13•	0.55	0.68	0.25	0.66	—	0.91	—	12.70	5.40	0.74	0.53	0.53	1.03	35,050	46
12-31-13	11.38	0.11•	1.70	1.81	0.26	—	—	0.26	—	12.93	16.08	0.74	0.52	0.52	0.93	41,255	72
See Accompanying Notes to Financial Statements
33

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2025 Portfolio (continued)
Class T
06-30-18	12.23	0.03	(0.11)	(0.08)	—	—	—	—	—	12.15	(0.65)	0.94	0.87	0.87	0.40	781	23
12-31-17	11.10	0.14•	1.48	1.62	0.17	0.32	—	0.49	—	12.23	14.78	0.94	0.86	0.86	1.18	821	46
12-31-16	11.58	0.14	0.48	0.62	0.19	0.91	—	1.10	—	11.10	5.43	0.96	0.84	0.84	1.14	806	43
12-31-15	13.07	0.09•	(0.12)	(0.03)	0.15	1.31	—	1.46	—	11.58	(0.56)	0.99	0.85	0.85	0.70	837	42
12-31-14	13.29	0.06•	0.60	0.66	0.22	0.66	—	0.88	—	13.07	5.14	0.99	0.83	0.83	0.45	869	46
12-31-13	11.68	0.08•	1.75	1.83	0.22	—	—	0.22	—	13.29	15.75	0.99	0.82	0.82	0.66	2,992	72
Voya Solution 2030 Portfolio
Class ADV
06-30-18	15.96	0.03•	(0.13)	(0.10)	—	—	—	—	—	15.86	(0.63)	0.80	0.65	0.65	0.43	12,190	51
12-31-17	13.94	0.23•	2.15	2.38	0.12	0.24	—	0.36	—	15.96	17.22	0.83	0.64	0.64	1.50	13,589	63
12-31-16	13.24	0.23•	0.57	0.80	0.04	0.06	—	0.10	—	13.94	6.09	0.95	0.66	0.66	1.71	6,623	67
12-31-15	13.94	0.36•	(0.31)	0.05	0.19	0.56	—	0.75	—	13.24	0.18	2.57	0.66	0.66	2.65	1,569	69
12-31-14	13.23	0.14•	0.69	0.83	0.02	0.10	—	0.12	—	13.94	6.30	8.42	0.66	0.66	0.98	157	136
12-31-13	12.12	0.11	2.06	2.17	0.24	0.84	—	1.08	0.02	13.23	18.66(b)	85.63	0.64	0.64	0.86	4	73
Class I
06-30-18	16.36	0.08•	(0.15)	(0.07)	—	—	—	—	—	16.29	(0.43)	0.30	0.15	0.15	0.97	8,274	51
12-31-17	14.23	0.32•	2.19	2.51	0.14	0.24	—	0.38	—	16.36	17.86	0.33	0.14	0.14	2.07	8,625	63
12-31-16	13.46	0.35•	0.53	0.88	0.05	0.06	—	0.11	—	14.23	6.55	0.45	0.16	0.16	2.54	3,247	67
12-31-15	14.14	0.39•	(0.27)	0.12	0.24	0.56	—	0.80	—	13.46	0.66	2.07	0.16	0.16	2.90	861	69
12-31-14	13.32	0.20	0.72	0.92	—	0.10	—	0.10	—	14.14	6.94	7.92	0.16	0.16	1.50	4	136
12-31-13	12.17	0.18	2.08	2.26	0.29	0.84	—	1.13	0.02	13.32	19.38(b)	85.13	0.14	0.14	1.36	4	73
Class S
06-30-18	16.28	0.06•	(0.15)	(0.09)	—	—	—	—	—	16.19	(0.55)	0.55	0.40	0.40	0.72	10,267	51
12-31-17	14.18	0.26•	2.21	2.47	0.13	0.24	—	0.37	—	16.28	17.59	0.58	0.39	0.39	1.72	8,484	63
12-31-16	13.44	0.27•	0.58	0.85	0.05	0.06	—	0.11	—	14.18	6.32	0.70	0.41	0.41	2.00	4,770	67
12-31-15	14.07	0.49•	(0.39)	0.10	0.17	0.56	—	0.73	—	13.44	0.52	2.32	0.41	0.41	3.69	1,454	69
12-31-14	13.32	0.17	0.68	0.85	—	0.10	—	0.10	—	14.07	6.41	8.17	0.41	0.41	1.25	4	136
12-31-13	12.13	0.14	2.06	2.20	0.19	0.84	—	1.03	0.02	13.32	18.92(b)	85.38	0.39	0.39	1.09	4	73
Class S2
06-30-18	16.08	0.04•	(0.14)	(0.10)	—	—	—	—	—	15.98	(0.62)	0.70	0.55	0.55	0.53	551	51
12-31-17	14.01	0.21•	2.20	2.41	0.10	0.24	—	0.34	—	16.08	17.38	0.73	0.54	0.54	1.42	588	63
12-31-16	13.30	0.18•	0.64	0.82	0.05	0.06	—	0.11	—	14.01	6.17	0.88	0.56	0.56	1.30	255	67
12-31-15	13.96	0.28•	(0.22)	0.06	0.16	0.56	—	0.72	—	13.30	0.23	2.57	0.56	0.56	2.01	41	69
12-31-14	13.22	0.15	0.69	0.84	—	0.10	—	0.10	—	13.96	6.38	8.42	0.56	0.56	1.10	4	136
12-31-13	12.13	0.12	2.04	2.16	0.25	0.84	—	1.09	0.02	13.22	18.57(b)	85.63	0.54	0.54	0.96	4	73
See Accompanying Notes to Financial Statements
34

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2030 Portfolio (continued)
Class T
06-30-18	16.02	0.02•	(0.14)	(0.12)	—	—	—	—	—	15.90	(0.75)	1.00	0.85	0.85	0.27	19	51
12-31-17	13.98	0.19•	2.17	2.36	0.08	0.24	—	0.32	—	16.02	17.05	1.03	0.84	0.84	1.23	15	63
12-31-16	13.27	0.19•	0.58	0.77	—	0.06	—	0.06	—	13.98	5.81	1.17	0.86	0.86	1.43	11	67
12-31-15	13.97	0.13	(0.14)	(0.01)	0.13	0.56	—	0.69	—	13.27	(0.26)	2.82	0.86	0.86	0.92	4	69
12-31-14	13.25	0.11	0.71	0.82	—	0.10	—	0.10	—	13.97	6.22	8.67	0.86	0.86	0.80	4	136
12-31-13	12.09	0.08	2.11	2.19	0.21	0.84	—	1.05	0.02	13.25	18.89(b)	85.88	0.84	0.84	0.66	4	73
Voya Solution 2035 Portfolio
Class ADV
06-30-18	12.27	0.03•	(0.11)	(0.08)	—	—	—	—	—	12.19	(0.65)	0.74	0.67	0.67	0.52	251,747	26
12-31-17	10.71	0.13•	1.90	2.03	0.16	0.31	—	0.47	—	12.27	19.22	0.74	0.65	0.65	1.12	267,229	36
12-31-16	11.27	0.12•	0.53	0.65	0.21	1.00	—	1.21	—	10.71	6.00	0.74	0.66	0.66	1.11	262,148	44
12-31-15	13.22	0.11•	(0.13)	(0.02)	0.38	1.55	—	1.93	—	11.27	(0.77)	0.74	0.67	0.67	0.84	303,218	46
12-31-14	13.97	0.12•	0.61	0.73	0.26	1.22	—	1.48	—	13.22	5.38	0.75	0.66	0.66	0.84	361,683	59
12-31-13	11.82	0.11•	2.25	2.36	0.21	—	—	0.21	—	13.97	20.09	0.74	0.63	0.63	0.82	425,221	74
Class I
06-30-18	12.59	0.07•	(0.11)	(0.04)	—	—	—	—	—	12.55	(0.32)	0.24	0.17	0.17	1.04	273,427	26
12-31-17	10.98	0.20•	1.94	2.14	0.22	0.31	—	0.53	—	12.59	19.82	0.24	0.15	0.15	1.69	274,900	36
12-31-16	11.54	0.19	0.53	0.72	0.28	1.00	—	1.28	—	10.98	6.49	0.24	0.16	0.16	1.67	210,863	44
12-31-15	13.51	0.18•	(0.14)	0.04	0.46	1.55	—	2.01	—	11.54	(0.30)	0.24	0.17	0.17	1.39	218,051	46
12-31-14	14.25	0.20	0.61	0.81	0.33	1.22	—	1.55	—	13.51	5.93	0.25	0.16	0.16	1.40	214,675	59
12-31-13	12.05	0.18•	2.30	2.48	0.28	—	—	0.28	—	14.25	20.72	0.24	0.13	0.13	1.39	208,709	74
Class S
06-30-18	12.45	0.05•	(0.11)	(0.06)	—	—	—	—	—	12.39	(0.48)	0.49	0.42	0.42	0.77	334,953	26
12-31-17	10.87	0.16•	1.92	2.08	0.19	0.31	—	0.50	—	12.45	19.44	0.49	0.40	0.40	1.38	368,554	36
12-31-16	11.43	0.16•	0.53	0.69	0.25	1.00	—	1.25	—	10.87	6.23	0.49	0.41	0.41	1.41	359,464	44
12-31-15	13.39	0.14•	(0.13)	0.01	0.42	1.55	—	1.97	—	11.43	(0.48)	0.49	0.42	0.42	1.10	383,233	46
12-31-14	14.13	0.16•	0.61	0.77	0.29	1.22	—	1.51	—	13.39	5.68	0.50	0.41	0.41	1.14	432,573	59
12-31-13	11.96	0.14•	2.28	2.42	0.25	—	—	0.25	—	14.13	20.35	0.49	0.38	0.38	1.08	485,103	74
Class S2
06-30-18	12.00	0.04•	(0.11)	(0.07)	—	—	—	—	—	11.93	(0.58)	0.64	0.57	0.57	0.67	17,458	26
12-31-17	10.49	0.14•	1.85	1.99	0.17	0.31	—	0.48	—	12.00	19.28	0.64	0.55	0.55	1.22	19,146	36
12-31-16	11.07	0.14	0.51	0.65	0.23	1.00	—	1.23	—	10.49	6.09	0.67	0.56	0.56	1.24	20,809	44
12-31-15	13.01	0.11•	(0.11)	0.00*	0.39	1.55	—	1.94	—	11.07	(0.62)	0.74	0.57	0.57	0.90	22,289	46
12-31-14	13.77	0.13•	0.60	0.73	0.27	1.22	—	1.49	—	13.01	5.50	0.75	0.56	0.56	0.95	31,331	59
12-31-13	11.66	0.11•	2.22	2.33	0.22	—	—	0.22	—	13.77	20.17	0.74	0.53	0.53	0.88	34,588	74
See Accompanying Notes to Financial Statements
35

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2035 Portfolio (continued)
Class T
06-30-18	12.79	0.02•	(0.11)	(0.09)	—	—	—	—	—	12.70	(0.70)	0.94	0.87	0.87	0.32	690	26
12-31-17	11.14	0.11•	1.98	2.09	0.13	0.31	—	0.44	—	12.79	19.03	0.94	0.85	0.85	0.95	700	36
12-31-16	11.65	0.09•	0.56	0.65	0.16	1.00	—	1.16	—	11.14	5.73	0.96	0.86	0.86	0.83	624	44
12-31-15	13.50	0.09•	(0.15)	(0.06)	0.24	1.55	—	1.79	—	11.65	(1.00)	0.99	0.87	0.87	0.69	887	46
12-31-14	14.22	0.05•	0.67	0.72	0.22	1.22	—	1.44	—	13.50	5.26	1.00	0.86	0.86	0.32	864	59
12-31-13	12.02	0.06•	2.31	2.37	0.17	—	—	0.17	—	14.22	19.85	0.99	0.83	0.83	0.48	1,898	74
Voya Solution 2040 Portfolio
Class ADV
06-30-18	17.11	0.05•	(0.16)	(0.11)	—	—	—	—	—	17.00	(0.64)	0.82	0.64	0.64	0.56	9,133	40
12-31-17	14.55	0.19•	2.73	2.92	0.08	0.28	—	0.36	—	17.11	20.23	0.86	0.63	0.63	1.17	8,696	68
12-31-16	13.84	0.19•	0.71	0.90	0.06	0.13	—	0.19	—	14.55	6.48	1.03	0.66	0.66	1.34	4,897	72
12-31-15	14.89	0.25•	(0.26)	(0.01)	0.35	0.69	—	1.04	—	13.84	(0.33)	2.07	0.67	0.67	1.72	2,229	108
12-31-14	14.04	0.18•	0.73	0.91	0.01	0.05	—	0.06	—	14.89	6.51	3.66	0.67	0.67	1.23	701	80
12-31-13	12.45	0.08	2.58	2.66	0.21	0.89	—	1.10	0.03	14.04	22.31(c)	84.89	0.64	0.64	0.63	4	67
Class I
06-30-18	17.53	0.09•	(0.17)	(0.08)	—	—	—	—	—	17.45	(0.46)	0.32	0.14	0.14	1.07	8,456	40
12-31-17	14.86	0.29•	2.78	3.07	0.12	0.28	—	0.40	—	17.53	20.85	0.36	0.13	0.13	1.76	7,753	68
12-31-16	14.07	0.31•	0.68	0.99	0.07	0.13	—	0.20	—	14.86	7.06	0.53	0.16	0.16	2.14	2,887	72
12-31-15	15.08	0.43•	(0.36)	0.07	0.39	0.69	—	1.08	—	14.07	0.22	1.57	0.17	0.17	3.06	487	108
12-31-14	14.14	0.17	0.82	0.99	—	0.05	—	0.05	—	15.08	7.04	3.16	0.17	0.17	1.14	5	80
12-31-13	12.52	0.15	2.60	2.75	0.27	0.89	—	1.16	0.03	14.14	22.99(c)	84.39	0.14	0.14	1.11	4	67
Class S
06-30-18	17.40	0.07•	(0.16)	(0.09)	—	—	—	—	—	17.31	(0.52)	0.57	0.39	0.39	0.82	7,669	40
12-31-17	14.78	0.23•	2.78	3.01	0.11	0.28	—	0.39	—	17.40	20.53	0.61	0.38	0.38	1.45	6,732	68
12-31-16	14.03	0.25•	0.70	0.95	0.07	0.13	—	0.20	—	14.78	6.79	0.78	0.41	0.41	1.75	3,217	72
12-31-15	15.02	0.49•	(0.45)	0.04	0.34	0.69	—	1.03	—	14.03	0.03	1.82	0.42	0.42	3.50	610	108
12-31-14	14.15	0.13	0.79	0.92	—	0.05	—	0.05	—	15.02	6.54	3.41	0.42	0.42	0.90	5	80
12-31-13	12.48	0.11	2.59	2.70	0.17	0.89	—	1.06	0.03	14.15	22.57(c)	84.64	0.39	0.39	0.84	4	67
Class S2
06-30-18	17.18	0.06•	(0.16)	(0.10)	—	—	—	—	—	17.08	(0.58)	0.72	0.54	0.54	0.67	885	40
12-31-17	14.62	0.26•	2.69	2.95	0.11	0.28	—	0.39	—	17.18	20.31	0.76	0.53	0.53	1.61	721	68
12-31-16	13.90	0.20•	0.72	0.92	0.07	0.13	—	0.20	—	14.62	6.64	0.96	0.56	0.56	1.41	183	72
12-31-15	14.93	0.22•	(0.23)	(0.01)	0.33	0.69	—	1.02	—	13.90	(0.33)	2.07	0.57	0.57	1.46	9	108
12-31-14	14.05	0.11	0.82	0.93	—	0.05	—	0.05	—	14.93	6.66	3.66	0.57	0.57	0.76	5	80
12-31-13	12.47	0.10	2.56	2.66	0.22	0.89	—	1.11	0.03	14.05	22.30(c)	84.89	0.54	0.54	0.71	4	67
See Accompanying Notes to Financial Statements
36

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2040 Portfolio (continued)
Class T
06-30-18	17.08	0.03•	(0.16)	(0.13)	—	—	—	—	—	16.95	(0.76)	1.02	0.84	0.84	0.34	22	40
12-31-17	14.53	0.17•	2.72	2.89	0.06	0.28	—	0.34	—	17.08	20.05	1.06	0.83	0.83	1.08	20	68
12-31-16	13.81	0.17•	0.70	0.87	0.02	0.13	—	0.15	—	14.53	6.27	1.25	0.86	0.86	1.19	12	72
12-31-15	14.85	0.10•	(0.16)	(0.06)	0.29	0.69	—	0.98	—	13.81	(0.66)	2.32	0.87	0.87	0.67	4	108
12-31-14	14.01	0.06	0.83	0.89	—	0.05	—	0.05	—	14.85	6.40	3.91	0.87	0.87	0.45	4	80
12-31-13	12.43	0.06	2.56	2.62	0.18	0.89	—	1.07	0.03	14.01	22.06(c)	85.14	0.84	0.84	0.41	4	67
Voya Solution 2045 Portfolio
Class ADV
06-30-18	12.40	0.03•	(0.15)	(0.12)	—	—	—	—	—	12.28	(0.97)	0.75	0.67	0.67	0.44	166,454	29
12-31-17	10.63	0.10•	2.09	2.19	0.10	0.32	—	0.42	—	12.40	20.92	0.75	0.67	0.67	0.84	177,624	37
12-31-16	11.15	0.09•	0.56	0.65	0.15	1.02	—	1.17	—	10.63	6.16	0.75	0.68	0.68	0.86	176,397	45
12-31-15	13.60	0.07•	(0.11)	(0.04)	0.38	2.03	—	2.41	—	11.15	(1.15)	0.75	0.69	0.69	0.58	197,360	41
12-31-14	14.55	0.08•	0.73	0.81	0.22	1.54	—	1.76	—	13.60	5.84	0.74	0.68	0.68	0.55	237,641	58
12-31-13	11.98	0.06•	2.69	2.75	0.18	—	—	0.18	—	14.55	23.09	0.74	0.63	0.63	0.49	266,469	72
Class I
06-30-18	12.75	0.06•	(0.15)	(0.09)	—	—	—	—	—	12.66	(0.71)	0.25	0.17	0.17	0.97	238,296	29
12-31-17	10.92	0.17•	2.14	2.31	0.16	0.32	—	0.48	—	12.75	21.53	0.25	0.17	0.17	1.42	235,122	37
12-31-16	11.44	0.15	0.57	0.72	0.22	1.02	—	1.24	—	10.92	6.63	0.25	0.18	0.18	1.41	171,475	45
12-31-15	13.90	0.15•	(0.12)	0.03	0.46	2.03	—	2.49	—	11.44	(0.59)	0.25	0.19	0.19	1.15	169,325	41
12-31-14	14.84	0.15	0.75	0.90	0.30	1.54	—	1.84	—	13.90	6.34	0.24	0.18	0.18	1.04	161,654	58
12-31-13	12.21	0.14•	2.74	2.88	0.25	—	—	0.25	—	14.84	23.74	0.24	0.13	0.13	1.07	158,048	72
Class S
06-30-18	12.57	0.04•	(0.14)	(0.10)	—	—	—	—	—	12.47	(0.80)	0.50	0.42	0.42	0.70	239,839	29
12-31-17	10.77	0.13•	2.12	2.25	0.13	0.32	—	0.45	—	12.57	21.25	0.50	0.42	0.42	1.11	269,521	37
12-31-16	11.29	0.14	0.55	0.69	0.19	1.02	—	1.21	—	10.77	6.40	0.50	0.43	0.43	1.14	256,935	45
12-31-15	13.76	0.12	(0.14)	(0.02)	0.42	2.03	—	2.45	—	11.29	(0.95)	0.50	0.44	0.44	0.85	270,222	41
12-31-14	14.70	0.12•	0.73	0.85	0.25	1.54	—	1.79	—	13.76	6.10	0.49	0.43	0.43	0.83	301,617	58
12-31-13	12.10	0.10•	2.72	2.82	0.22	—	—	0.22	—	14.70	23.45	0.49	0.38	0.38	0.74	350,686	72
Class S2
06-30-18	12.25	0.04•	(0.14)	(0.10)	—	—	—	—	—	12.15	(0.82)	0.65	0.57	0.57	0.58	9,146	29
12-31-17	10.51	0.09•	2.08	2.17	0.11	0.32	—	0.43	—	12.25	21.02	0.65	0.57	0.57	0.82	9,902	37
12-31-16	11.04	0.11	0.55	0.66	0.17	1.02	—	1.19	—	10.51	6.28	0.68	0.58	0.58	0.96	12,687	45
12-31-15	13.49	0.08•	(0.11)	(0.03)	0.39	2.03	—	2.42	—	11.04	(1.07)	0.75	0.59	0.59	0.65	13,402	41
12-31-14	14.45	0.09•	0.72	0.81	0.23	1.54	—	1.77	—	13.49	5.87	0.74	0.58	0.58	0.67	19,353	58
12-31-13	11.89	0.07•	2.68	2.75	0.19	—	—	0.19	—	14.45	23.26	0.74	0.53	0.53	0.52	19,968	72
See Accompanying Notes to Financial Statements
37

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2045 Portfolio (continued)
Class T
06-30-18	12.77	0.02•	(0.15)	(0.13)	—	—	—	—	—	12.64	(1.02)	0.95	0.87	0.87	0.26	517	29
12-31-17	10.95	0.08	2.15	2.23	0.09	0.32	—	0.41	—	12.77	20.69	0.95	0.87	0.87	0.70	508	37
12-31-16	11.46	0.07	0.58	0.65	0.14	1.02	—	1.16	—	10.95	5.94	0.97	0.88	0.88	0.70	418	45
12-31-15	13.77	0.06•	(0.13)	(0.07)	0.21	2.03	—	2.24	—	11.46	(1.31)	1.00	0.89	0.89	0.44	393	41
12-31-14	14.73	(0.00)•*	0.78	0.78	0.20	1.54	—	1.74	—	13.77	5.53	0.99	0.88	0.88	(0.00)*	376	58
12-31-13	12.10	0.04•	2.72	2.76	0.13	—	—	0.13	—	14.73	22.93	0.99	0.83	0.83	0.27	1,068	72
Voya Solution 2050 Portfolio
Class ADV
06-30-18	17.33	0.04•	(0.22)	(0.18)	—	—	—	—	—	17.15	(1.04)	0.84	0.66	0.66	0.43	8,217	46
12-31-17	14.57	0.18•	2.89	3.07	0.06	0.25	—	0.31	—	17.33	21.30	0.93	0.65	0.65	1.11	6,983	52
12-31-16	13.86	0.18•	0.68	0.86	0.04	0.11	—	0.15	—	14.57	6.27	1.22	0.68	0.68	1.26	3,184	70
12-31-15	14.95	0.18•	(0.19)	(0.01)	0.35	0.73	—	1.08	—	13.86	(0.33)	3.24	0.69	0.69	1.22	960	67
12-31-14	14.16	0.17•	0.74	0.91	0.01	0.11	—	0.12	—	14.95	6.49	6.49	0.68	0.68	1.15	355	51
12-31-13	12.44	0.06	2.70	2.76	0.19	0.88	—	1.07	0.03	14.16	23.18(d)	84.37	0.64	0.64	0.48	4	65
Class I
06-30-18	17.81	0.09•	(0.23)	(0.14)	—	—	—	—	—	17.67	(0.79)	0.34	0.16	0.16	0.96	7,111	46
12-31-17	14.91	0.28•	2.97	3.25	0.10	0.25	—	0.35	—	17.81	21.99	0.43	0.15	0.15	1.70	5,705	52
12-31-16	14.13	0.28•	0.67	0.95	0.06	0.11	—	0.17	—	14.91	6.75	0.72	0.18	0.18	1.92	1,452	70
12-31-15	15.15	0.53•	(0.43)	0.10	0.39	0.73	—	1.12	—	14.13	0.38	2.74	0.19	0.19	3.80	387	67
12-31-14	14.26	0.14	0.86	1.00	—	0.11	—	0.11	—	15.15	7.04	5.99	0.18	0.18	0.97	5	51
12-31-13	12.51	0.13	2.73	2.86	0.26	0.88	—	1.14	0.03	14.26	23.84(d)	84.87	0.14	0.14	0.98	4	65
Class S
06-30-18	17.65	0.06•	(0.22)	(0.16)	—	—	—	—	—	17.49	(0.91)	0.59	0.41	0.41	0.66	5,082	46
12-31-17	14.81	0.22•	2.95	3.17	0.08	0.25	—	0.33	—	17.65	21.63	0.68	0.40	0.40	1.33	4,424	52
12-31-16	14.06	0.24•	0.68	0.92	0.06	0.11	—	0.17	—	14.81	6.56	0.97	0.43	0.43	1.71	1,996	70
12-31-15	15.09	0.38•	(0.34)	0.04	0.34	0.73	—	1.07	—	14.06	0.00	2.99	0.44	0.44	2.70	317	67
12-31-14	14.25	0.13	0.82	0.95	—	0.11	—	0.11	—	15.09	6.69	6.24	0.43	0.43	0.87	5	51
12-31-13	12.46	0.09	2.71	2.80	0.16	0.88	—	1.04	0.03	14.25	23.37(d)	84.12	0.39	0.39	0.66	4	65
Class S2
06-30-18	17.43	0.05•	(0.22)	(0.17)	—	—	—	—	—	17.26	(0.98)	0.74	0.56	0.56	0.58	427	46
12-31-17	14.64	0.20•	2.91	3.11	0.07	0.25	—	0.32	—	17.43	21.47	0.83	0.55	0.55	1.21	309	52
12-31-16	13.93	0.20•	0.67	0.87	0.05	0.11	—	0.16	—	14.64	6.32	1.15	0.58	0.58	1.44	142	70
12-31-15	14.97	0.13•	(0.11)	0.02	0.33	0.73	—	1.06	—	13.93	(0.17)	3.24	0.59	0.59	0.89	9	67
12-31-14	14.15	0.08	0.85	0.93	—	0.11	—	0.11	—	14.97	6.59	6.49	0.58	0.58	0.58	5	51
12-31-13	12.45	0.08	2.68	2.76	0.21	0.88	—	1.09	0.03	14.15	23.09(d)	84.37	0.54	0.54	0.58	4	65
See Accompanying Notes to Financial Statements
38

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2050 Portfolio (continued)
Class T
06-30-18	17.39	0.02•	(0.22)	(0.20)	—	—	—	—	—	17.19	(1.15)	1.04	0.86	0.86	0.28	20	46
12-31-17	14.60	0.17•	2.89	3.06	0.02	0.25	—	0.27	—	17.39	21.15	1.13	0.85	0.85	1.05	20	52
12-31-16	13.88	0.13•	0.70	0.83	—	0.11	—	0.11	—	14.60	6.02	1.44	0.88	0.88	0.96	10	70
12-31-15	14.95	0.08	(0.13)	(0.05)	0.29	0.73	—	1.02	—	13.88	(0.60)	3.49	0.89	0.89	0.51	4	67
12-31-14	14.17	0.04	0.85	0.89	—	0.11	—	0.11	—	14.95	6.30	6.74	0.88	0.88	0.28	5	51
12-31-13	12.42	0.04	2.73	2.77	0.17	0.88	—	1.05	0.03	14.17	23.28(d)	84.62	0.84	0.84	0.26	4	65
Voya Solution 2055 Portfolio
Class ADV
06-30-18	14.49	0.03•	(0.18)	(0.15)	—	—	—	—	—	14.34	(1.04)	0.76	0.67	0.67	0.37	46,367	34
12-31-17	12.27	0.11•	2.49	2.60	0.10	0.28	—	0.38	—	14.49	21.40	0.76	0.66	0.66	0.82	47,367	40
12-31-16	12.52	0.11	0.64	0.75	0.15	0.85	—	1.00	—	12.27	6.13	0.76	0.69	0.69	0.88	42,793	58
12-31-15	14.27	0.08•	(0.17)	(0.09)	0.32	1.34	—	1.66	—	12.52	(1.15)	0.76	0.70	0.70	0.61	41,770	41
12-31-14	14.46	0.09•	0.76	0.85	0.18	0.86	—	1.04	—	14.27	6.03	0.77	0.68	0.68	0.60	38,558	72
12-31-13	12.05	0.08•	2.69	2.77	0.14	0.22	—	0.36	—	14.46	23.19	0.76	0.63	0.63	0.61	34,195	73
Class I
06-30-18	14.78	0.07•	(0.18)	(0.11)	—	—	—	—	—	14.67	(0.74)	0.26	0.17	0.17	0.91	82,306	34
12-31-17	12.51	0.20•	2.51	2.71	0.16	0.28	—	0.44	—	14.78	21.94	0.26	0.16	0.16	1.42	73,894	40
12-31-16	12.74	0.18•	0.65	0.83	0.21	0.85	—	1.06	—	12.51	6.72	0.26	0.19	0.19	1.46	44,519	58
12-31-15	14.49	0.17•	(0.19)	(0.02)	0.39	1.34	—	1.73	—	12.74	(0.67)	0.26	0.20	0.20	1.22	36,692	41
12-31-14	14.65	0.17•	0.76	0.93	0.23	0.86	—	1.09	—	14.49	6.56	0.27	0.18	0.18	1.15	24,787	72
12-31-13	12.17	0.17•	2.71	2.88	0.18	0.22	—	0.40	—	14.65	23.89	0.26	0.13	0.13	1.24	16,948	73
Class S
06-30-18	14.62	0.05•	(0.18)	(0.13)	—	—	—	—	—	14.49	(0.89)	0.51	0.42	0.42	0.63	53,194	34
12-31-17	12.38	0.15•	2.50	2.65	0.13	0.28	—	0.41	—	14.62	21.66	0.51	0.41	0.41	1.08	58,217	40
12-31-16	12.62	0.13	0.66	0.79	0.18	0.85	—	1.03	—	12.38	6.44	0.51	0.44	0.44	1.16	51,294	58
12-31-15	14.37	0.12•	(0.17)	(0.05)	0.36	1.34	—	1.70	—	12.62	(0.87)	0.51	0.45	0.45	0.86	46,913	41
12-31-14	14.55	0.14•	0.74	0.88	0.20	0.86	—	1.06	—	14.37	6.25	0.52	0.43	0.43	0.93	43,206	72
12-31-13	12.11	0.12•	2.70	2.82	0.16	0.22	—	0.38	—	14.55	23.52	0.51	0.38	0.38	0.90	37,658	73
Class S2
06-30-18	14.54	0.04•	(0.18)	(0.14)	—	—	—	—	—	14.40	(0.96)	0.66	0.57	0.57	0.50	3,246	34
12-31-17	12.31	0.12•	2.50	2.62	0.11	0.28	—	0.39	—	14.54	21.52	0.66	0.56	0.56	0.89	3,250	40
12-31-16	12.56	0.11	0.65	0.76	0.16	0.85	—	1.01	—	12.31	6.24	0.69	0.59	0.59	0.93	2,996	58
12-31-15	14.31	0.10	(0.17)	(0.07)	0.34	1.34	—	1.68	—	12.56	(1.04)	0.76	0.60	0.60	0.71	3,014	41
12-31-14	14.50	0.11•	0.75	0.86	0.19	0.86	—	1.05	—	14.31	6.12	0.77	0.58	0.58	0.78	3,071	72
12-31-13	12.07	0.10•	2.69	2.79	0.14	0.22	—	0.36	—	14.50	23.36	0.76	0.53	0.53	0.72	2,250	73
See Accompanying Notes to Financial Statements
39

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2055 Portfolio (continued)
Class T
06-30-18	14.73	0.01•	(0.17)	(0.16)	—	—	—	—	—	14.57	(1.09)	0.96	0.87	0.87	0.17	32	34
12-31-17	12.50	0.09•	2.52	2.61	0.10	0.28	—	0.38	—	14.73	21.08	0.96	0.86	0.86	0.67	32	40
12-31-16	12.78	0.12•	0.62	0.74	0.17	0.85	—	1.02	—	12.50	5.96	0.98	0.89	0.89	0.96	25	58
12-31-15	14.25	0.08•	(0.21)	(0.13)	—	1.34	—	1.34	—	12.78	(1.36)	1.01	0.90	0.90	0.56	9	41
12-31-14	14.44	(0.06)•	0.90	0.84	0.17	0.86	—	1.03	—	14.25	6.00	1.02	0.88	0.88	(0.40)	5	72
12-31-13	12.06	0.14•	2.61	2.75	0.15	0.22	—	0.37	—	14.44	23.00	1.01	0.83	0.83	1.02	68	73
Voya Solution 2060 Portfolio
Class ADV
06-30-18	12.39	0.03•	(0.15)	(0.12)	—	—	—	—	—	12.27	(0.97)	0.95	0.67	0.67	0.44	4,433	45
12-31-17	10.42	0.13•	2.08	2.21	0.04	0.20	—	0.24	—	12.39	21.42	1.10	0.67	0.67	1.11	3,202	65
12-31-16	9.89	0.15•	0.48	0.63	0.04	0.06	—	0.10	—	10.42	6.34	1.97	0.69	0.69	1.50	1,395	82
02-09-15(5) - 12-31-15	10.00	0.25•	(0.36)	(0.11)	—	—	—	—	—	9.89	(1.10)	19.06	0.70	0.70	2.85	191	78
Class I
06-30-18	12.53	0.06•	(0.16)	(0.10)	—	—	—	—	—	12.43	(0.80)	0.45	0.17	0.17	0.92	2,384	45
12-31-17	10.49	0.20•	2.10	2.30	0.06	0.20	—	0.26	—	12.53	22.15	0.60	0.17	0.17	1.73	2,160	65
12-31-16	9.92	0.16•	0.51	0.67	0.04	0.06	—	0.10	—	10.49	6.73	1.47	0.19	0.19	1.56	606	82
02-09-15(5) - 12-31-15	10.00	0.27•	(0.35)	(0.08)	—	—	—	—	—	9.92	(0.80)	18.56	0.20	0.20	3.11	317	78
Class S
06-30-18	12.40	0.04•	(0.15)	(0.11)	—	—	—	—	—	12.29	(0.89)	0.70	0.42	0.42	0.67	3,506	45
12-31-17	10.41	0.15•	2.10	2.25	0.06	0.20	—	0.26	—	12.40	21.81	0.85	0.42	0.42	1.30	2,825	65
12-31-16	9.86	0.17•	0.48	0.65	0.04	0.06	—	0.10	—	10.41	6.56	1.72	0.44	0.44	1.68	836	82
02-09-15(5) - 12-31-15	10.00	0.27•	(0.41)	(0.14)	—	—	—	—	—	9.86	(1.40)	18.81	0.45	0.45	3.06	140	78
Class S2
06-30-18	12.40	0.03•	(0.15)	(0.12)	—	—	—	—	—	12.28	(0.97)	0.85	0.57	0.57	0.54	234	45
12-31-17	10.42	0.17•	2.05	2.22	0.04	0.20	—	0.24	—	12.40	21.56	1.00	0.57	0.57	1.45	180	65
12-31-16	9.89	0.09•	0.54	0.63	0.04	0.06	—	0.10	—	10.42	6.34	1.90	0.59	0.59	0.92	32	82
02-09-15(5) - 12-31-15	10.00	0.24•	(0.35)	(0.11)	—	—	—	—	—	9.89	(1.10)	19.06	0.60	0.60	2.66	26	78
Class T
06-30-18	12.33	0.01	(0.15)	(0.14)	—	—	—	—	—	12.19	(1.14)	1.15	0.87	0.87	0.14	4	45
12-31-17	10.35	0.08•	2.10	2.18	—	0.20	—	0.20	—	12.33	21.24	1.30	0.87	0.87	0.69	4	65
12-31-16	9.86	0.07	0.51	0.58	0.03	0.06	—	0.09	—	10.35	5.91	2.19	0.89	0.89	0.67	3	82
02-09-15(5) - 12-31-15	10.00	0.05	(0.19)	(0.14)	—	—	—	—	—	9.86	(1.40)	19.31	0.90	0.90	0.58	3	78

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

See Accompanying Notes to Financial Statements
40

Financial Highlights (Unaudited) (continued)

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by an Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)
Commencement of operations.

(a)
During the year ended December 31, 2013, Voya Investments, LLC voluntarily reimbursed Voya Solution 2020 Portfolio $22 for the foregone investment opportunities attributable to uninvested cash. Excluding this payment by affiliate, total return would have been 12.88%, 13.71%, 13.33%, 13.25% and 13.15% on Classes ADV, I, S, S2 and T, respectively.

(b)
During the year ended December 31, 2013, Voya Investments, LLC voluntarily reimbursed Voya Solution 2030 Portfolio $33 for the foregone investment opportunities attributable to uninvested cash. Excluding this payment by affiliate, total return would have been 18.46%, 19,19%, 18.72%, 18.37% and 18.69% on Classes ADV, I, S, S2 and T, respectively.

(c)
During the year ended December 31, 2013, Voya Investments, LLC voluntarily reimbursed Voya Solution 2040 Portfolio $39 for the foregone investment opportunities attributable to uninvested cash. Excluding this payment by affiliate, total return would have been 22.09%, 22.76%, 22.35%, 22.07% and 21.84% on Classes ADV, I, S, S2 and T, respectively.

(d)
During the year ended December 31, 2013, Voya Investments, LLC voluntarily reimbursed Voya Solution 2050 Portfolio $40 for the foregone investment opportunities attributable to uninvested cash. Excluding this payment by affiliate, total return would have been 22.95%, 23.61%, 23.14%, 22.86% and 23.05% on Classes ADV, I, S, S2 and T, respectively.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
41

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Partners, Inc. (the “Company”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series, each of which has its own investment objective, policies and restrictions. The Company currently consists of thirty-eight active separate investment series. The fifteen series (each, a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Solution Aggressive Portfolio (“Solution Aggressive”), Voya Solution Balanced Portfolio (“Solution Balanced”), Voya Solution Conservative Portfolio (“Solution Conservative”), Voya Solution Income Portfolio (“Solution Income”), Voya Solution Moderately Aggressive Portfolio (“Solution Moderately Aggressive”), Voya Solution Moderately Conservative Portfolio (“Solution Moderately Conservative”), Voya Solution 2020 Portfolio (“Solution 2020”), Voya Solution 2025 Portfolio (“Solution 2025”), Voya Solution 2030 Portfolio (“Solution 2030”), Voya Solution 2035 Portfolio (“Solution 2035”), Voya Solution 2040 Portfolio (“Solution 2040”), Voya Solution 2045 Portfolio (“Solution 2045”), Voya Solution 2050 Portfolio (“Solution 2050”), Voya Solution 2055 Portfolio (“Solution 2055”) and Voya Solution 2060 Portfolio (“Solution 2060”). Each Portfolio is a diversified series of the Company.
Solution 2020, Solution 2025, Solution 2030, Solution 2035, Solution 2040, Solution 2045, Solution 2050, Solution 2055 and Solution 2060 are structured and managed around a specific target retirement or financial goal date (“Target Date”). When these Portfolios reach their respective Target Date, they may be combined with Solution Income, without a vote of shareholders, if approved by the Portfolios’ Board of Directors (the “Board”).
The classes of shares included in this report are: Adviser (“Class ADV”), Initial (“Class I”), Class R6, Service (“Class S”), Service 2 (“Class S2”) and Class T; however, each Portfolio may not offer all share classes. Shares of the Portfolios may be offered to separate accounts (“Separate Accounts”) of insurance companies as investment options in connection with variable annuity contracts and variable life insurance policies (“Variable Contracts”) and to certain of the Portfolios’ investment advisers and their affiliates. In the future, shares may also be offered to qualified pension and retirement plans (“Qualified Plans”) outside the Separate Account context. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
Each Portfolio seeks to achieve its investment objective by investing in other investment companies (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless

42

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board. Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”)
market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has

43

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included following the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income distributions in the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Realized gains and losses are reported on the basis of identified cost of securities sold.
C. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio declares and pays dividends from net investment income and capital gain distributions, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
D. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
E. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F. Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts. In doing so, a Portfolio will employ strategies in differing combinations to

44

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.
Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union is (and other countries outside of the European Union are) implementing similar requirements, which will affect a Portfolio when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear. Central clearing is expected to reduce counterparty risk and increase liquidity, however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose a Portfolio to new kinds of costs and risks.
G. Futures Contracts. Certain Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.

45

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts, if any, are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2018, certain Portfolios had purchased futures contracts on various equity indices to “equitize” cash. The Portfolios also purchased futures contracts on U.S. Treasury Notes as part of their tactical asset allocation strategy. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Certain Portfolios also purchased and sold futures contracts on equity indices as part of their tactical asset allocation strategy. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended June 30, 2018, the following Portfolios had average notional values on futures contracts purchased and sold as of June 30, 2018. Please refer to the tables following each respective Portfolio of Investments for open futures contracts purchased and sold for Solution Income, Solution Moderately Aggressive, Solution 2025, Solution 2035, Solution 2045 and Solution
2055. There were no open futures contracts purchased or sold for the remaining Portfolios during the period ended June 30, 2018.
	Purchased	Sold
Solution Balanced	$1,773,863	$1,896,300
Solution Income	8,624,038	8,625,795
Solution Moderately Aggressive	15,659,069	15,820,498
Solution Moderately Conservative	967,562	881,250
Solution 2025	17,232,349	17,286,255
Solution 2035	20,820,227	20,926,030
Solution 2045	14,938,176	15,058,855
Solution 2055	4,011,727	4,080,093
H. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENTS IN UNDERLYING FUNDS
For the six months ended June 30, 2018, the cost of purchases and the proceeds from sales of the Underlying Funds were as follows:
	Purchases	Sales
Solution Aggressive	$7,869,727	$6,342,911
Solution Balanced	16,867,538	23,424,842
Solution Conservative	4,334,662	5,006,416
Solution Income	57,269,817	89,070,415
Solution Moderately Aggressive	180,215,338	230,291,389
Solution Moderately Conservative	7,084,147	7,687,515
Solution 2020	14,891,024	12,157,190
Solution 2025	207,369,334	254,248,397
Solution 2030	16,940,193	16,647,282
Solution 2035	242,368,519	287,709,719
Solution 2040	12,827,110	10,289,412
Solution 2045	197,163,663	228,777,021
Solution 2050	13,074,075	9,311,169
Solution 2055	69,085,138	64,311,911
Solution 2060	6,799,873	4,459,908
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of

46

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates: 0.20% of each Portfolio’s average daily nets assets invested in affiliated Underlying Funds and 0.40% of each Portfolio’s average daily net assets invested in unaffiliated Underlying Funds and/or other direct investments.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Classes ADV, S2 and T of the respective Portfolios have a plan of distribution (each a “Plan” and collectively, the “Plans”), whereby the Distributor is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each Portfolio’s shares (“Distribution Fees”). The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance pursuant to a Distribution Services Agreement. Under the Plans, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of each Portfolio’s average daily net assets attributable to its Class ADV shares and each Portfolio makes payments to the Distributor at an annual rate of 0.15% and 0.45% of each Portfolio’s average daily net assets attributable to its Class S2 and Class T shares, respectively.
The Company has a shareholder servicing plan (“Service Plan”) for the Classes ADV, S, S2 and T shares of each respective Portfolio. The Service Plan allows the Distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Classes ADV, S, S2 and T shares and their shareholders including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. Under the Service Plan, each Portfolio makes payments to the Distributor which shall not exceed an annual rate of 0.25% of each applicable Portfolio’s average daily net assets attributable to its Classes ADV, S, S2 and T shares.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2018, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:
Subsidiary	Portfolio	Percentage
Voya Institutional Trust Company	Solution Aggressive	5.15%
	Solution Balanced	8.14
	Solution Income	40.17
	Solution 2020	17.71
	Solution 2025	37.75
	Solution 2030	19.72
	Solution 2035	36.62
	Solution 2040	14.44
	Solution 2045	36.16
	Solution 2050	15.54
	Solution 2055	40.29
	Solution 2060	12.39
Voya Insurance and Annuity Company	Solution Moderately Aggressive	90.96
Voya Retirement Insurance and Annuity Company	Solution Aggressive	94.79
	Solution Balanced	91.85
	Solution Conservative	95.27
	Solution Income	54.42
	Solution Moderately Conservative	99.75
	Solution 2020	82.28
	Solution 2025	59.36
	Solution 2030	80.06
	Solution 2035	61.37
	Solution 2040	85.54
	Solution 2045	62.18
	Solution 2050	84.44
	Solution 2055	59.65
	Solution 2060	87.58
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets, if

47

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

applicable, are included as a component of  “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Portfolio, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
NOTE 7 — EXPENSE LIMITATION AGREEMENT
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses to the levels listed below:
Portfolio(1)	Class ADV	Class I	Class R6	Class S	Class S2	Class T
Solution Aggressive	1.39%	0.89%	0.89%	1.14%	1.29%	N/A
Solution Balanced	1.30%	0.80%	0.80%	1.05%	1.20%	N/A
Solution Conservative	1.16%	0.66%	0.66%	0.91%	1.06%	N/A
Solution Income	1.18%	0.68%	N/A	0.93%	1.08%	1.38%
Solution Moderately Aggressive	1.38%	0.88%	0.88%	1.13%	1.28%	N/A
Solution Moderately Conservative	1.24%	0.74%	0.74%	0.99%	1.14%	N/A
Solution 2020	1.22%	0.72%	N/A	0.97%	1.12%	1.42%
Solution 2025	1.28%	0.78%	N/A	1.03%	1.18%	1.48%
Solution 2030	1.29%	0.79%	N/A	1.04%	1.19%	1.49%
Solution 2035	1.33%	0.83%	N/A	1.08%	1.23%	1.53%
Solution 2040	1.33%	0.83%	N/A	1.08%	1.23%	1.53%
Solution 2045	1.36%	0.86%	N/A	1.11%	1.26%	1.56%
Solution 2050	1.36%	0.86%	N/A	1.11%	1.26%	1.56%
Solution 2055	1.36%	0.86%	N/A	1.11%	1.26%	1.56%
Solution 2060	1.37%	0.87%	N/A	1.12%	1.27%	1.57%

(1)
The operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

The Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2018 the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:
	June 30,
	2019	2020	2021	Total
Solution Aggressive	$13,587	$27,231	$30,278	$71,096
Solution Balanced	66,004	64,135	67,622	197,761
Solution Conservative	34,948	38,455	40,088	113,491
Solution Income	550,313	678,943	604,411	1,833,667
Solution Moderately Aggressive	287,331	305,266	302,860	895,457
Solution Moderately Conservative	53,631	63,019	52,961	169,611
Solution 2020	23,352	46,693	63,061	133,106
Solution 2025	936,710	884,246	641,378	2,462,334
Solution 2030	19,161	35,290	48,846	103,297
Solution 2035	750,730	770,232	715,717	2,236,679
Solution 2040	20,590	35,719	47,317	103,626
Solution 2045	348,768	510,904	499,249	1,358,921
Solution 2050	19,144	29,633	36,683	85,460
Solution 2055	79,138	120,365	174,209	373,712
Solution 2060	29,698	23,519	26,368	79,585
The Expense Limitation Agreement is contractual through May 1, 2019 for all Portfolios and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Effective May 18, 2018, each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of  $400,000,000 through May 17, 2019. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 18, 2018, the predecessor line of credit was for an aggregate amount of  $400,000,000 and paid a commitment fee equal to 0.15% through May 18, 2018.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Portfolios utilized the line of credit during the period ended June 30, 2018:

48

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 8 — LINE OF CREDIT (continued)

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Solution Moderately Aggressive	8	$733,000	2.42%
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Solution 2025	8	921,375	2.42
Solution 2035	8	963,500	2.42
Solution 2045	8	710,625	2.42

NOTE 9 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Solution Aggressive
Class ADV
6/30/2018	47,620	—	—	(51,838)	(4,218)	659,865	—	—	(698,731)	(38,866)
12/31/2017	70,549	—	3,927	(41,100)	33,376	882,139	—	49,395	(501,964)	429,570
Class I
6/30/2018	7,042	—	—	(5,949)	1,093	99,126	—	—	(82,998)	16,128
12/31/2017	36,932	—	555	(27,707)	9,780	493,068	—	7,113	(375,556)	124,625
Class R6
6/30/2018	146,974	—	—	(60,796)	86,178	2,061,007	—	—	(856,453)	1,204,554
12/31/2017	311,284	—	5,395	(11,459)	305,220	3,996,774	—	69,168	(144,648)	3,921,294
Class S
6/30/2018	31,793	—	—	(20,206)	11,587	441,303	—	—	(281,720)	159,583
12/31/2017	113,053	—	6,345	(151,055)	(31,657)	1,396,502	—	80,515	(1,894,241)	(417,224)
Class S2
6/30/2018	12,226	—	—	(2,445)	9,781	166,632	—	—	(33,294)	133,338
12/31/2017	20,260	—	848	(8,046)	13,062	251,352	—	10,637	(98,628)	163,361
Solution Balanced
Class ADV
6/30/2018	78,035	—	—	(424,982)	(346,947)	788,290	—	—	(4,255,008)	(3,466,718)
12/31/2017	213,164	—	54,656	(391,211)	(123,391)	2,056,748	—	523,604	(3,737,707)	(1,157,355)
Class I
6/30/2018	29,790	—	—	(82,671)	(52,881)	310,858	—	—	(868,523)	(557,665)
12/31/2017	260,084	—	14,621	(49,453)	225,252	2,625,214	—	145,042	(501,667)	2,268,589
Class R6
6/30/2018	291,545	—	—	(256,121)	35,424	3,058,295	—	—	(2,691,895)	366,400
12/31/2017	1,048,618	—	28,266	(76,203)	1,000,681	10,487,577	—	280,397	(769,000)	9,998,974
Class S
6/30/2018	97,855	—	—	(306,682)	(208,827)	1,006,731	—	—	(3,171,725)	(2,164,994)
12/31/2017	283,709	—	76,350	(777,289)	(417,230)	2,761,287	—	740,591	(7,515,852)	(4,013,974)
Class S2
6/30/2018	11,129	—	—	(111,869)	(100,740)	113,547	—	—	(1,138,107)	(1,024,560)
12/31/2017	49,066	—	5,946	(39,912)	15,100	477,698	—	57,444	(383,576)	151,566
Solution Conservative
Class ADV
6/30/2018	91,366	—	—	(127,957)	(36,591)	1,008,858	—	—	(1,409,278)	(400,420)
12/31/2017	131,986	—	20,445	(189,309)	(36,878)	1,436,079	—	221,013	(2,049,592)	(392,500)
Class I
6/30/2018	2,869	—	—	(428)	2,441	32,064	—	—	(4,797)	27,267
12/31/2017	12,492	—	217	(14,794)	(2,085)	138,943	—	2,371	(164,720)	(23,406)
Class R6
6/30/2018	64,118	—	—	(40,661)	23,457	715,472	—	—	(455,823)	259,649
12/31/2017	243,826	—	5,991	(9,826)	239,991	2,691,034	—	65,547	(108,214)	2,648,367
Class S
6/30/2018	36,183	—	—	(80,067)	(43,884)	401,553	—	—	(892,348)	(490,795)
12/31/2017	74,983	—	12,234	(337,198)	(249,981)	817,743	—	132,986	(3,689,749)	(2,739,020)
Class S2
6/30/2018	6,173	—	—	(24,529)	(18,356)	67,803	—	—	(269,303)	(201,500)
12/31/2017	20,239	—	1,573	(12,058)	9,754	219,057	—	16,974	(131,456)	104,575
49

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Solution Income
Class ADV
6/30/2018	353,685	—	—	(1,417,318)	(1,063,633)	4,172,733	—	—	(16,761,544)	(12,588,811)
12/31/2017	684,874	—	378,493	(4,082,575)	(3,019,208)	7,890,664	—	4,352,673	(46,973,035)	(34,729,698)
Class I
6/30/2018	505,835	—	—	(737,602)	(231,767)	6,132,250	—	—	(8,937,207)	(2,804,957)
12/31/2017	972,564	—	210,030	(1,344,676)	(162,082)	11,483,747	—	2,469,954	(15,929,389)	(1,975,688)
Class S
6/30/2018	332,222	—	—	(1,733,298)	(1,401,076)	3,974,321	—	—	(20,801,852)	(16,827,531)
12/31/2017	476,825	—	361,452	(4,456,256)	(3,617,979)	5,587,254	—	4,218,149	(52,216,060)	(42,410,657)
Class S2
6/30/2018	22,638	—	—	(222,719)	(200,081)	264,910	—	—	(2,593,442)	(2,328,532)
12/31/2017	84,331	—	21,371	(353,977)	(248,275)	964,888	—	243,203	(4,044,357)	(2,836,266)
Class T
6/30/2018	178	—	—	(342)	(164)	2,234	—	—	(4,273)	(2,039)
12/31/2017	654	—	229	(734)	149	8,060	—	2,808	(8,974)	1,894
Solution Moderately Aggressive
Class ADV
6/30/2018	150,804	—	—	(381,837)	(231,033)	2,045,997	—	—	(5,108,908)	(3,062,911)
12/31/2017	291,030	—	47,573	(408,252)	(69,649)	3,643,839	—	597,996	(5,109,635)	(867,800)
Class I
6/30/2018	28,020	—	—	(165,249)	(137,229)	384,659	—	—	(2,272,334)	(1,887,675)
12/31/2017	121,084	—	10,952	(53,924)	78,112	1,581,007	—	140,076	(711,450)	1,009,633
Class R6
6/30/2018	214,603	—	—	(61,150)	153,453	2,948,302	—	—	(845,864)	2,102,438
12/31/2017	524,385	—	9,690	(40,049)	494,026	6,672,950	—	123,843	(511,598)	6,285,195
Class S
6/30/2018	65,635	—	—	(3,639,101)	(3,573,466)	891,816	—	—	(49,447,394)	(48,555,578)
12/31/2017	426,945	—	1,318,779	(8,595,557)	(6,849,833)	5,365,781	—	16,695,746	(108,801,058)	(86,739,531)
Class S2
6/30/2018	7,493	—	—	(70,003)	(62,510)	101,593	—	—	(943,456)	(841,863)
12/31/2017	32,201	—	3,032	(6,133)	29,100	405,490	—	38,327	(78,795)	365,022
Solution Moderately Conservative
Class ADV
6/30/2018	84,029	—	—	(96,074)	(12,045)	837,962	—	—	(960,665)	(122,703)
12/31/2017	162,327	—	20,316	(528,478)	(345,835)	1,566,854	—	196,049	(5,031,935)	(3,269,032)
Class I
6/30/2018	211	—	—	(1)	210	2,206	—	—	(4)	2,202
12/31/2017	2,567	—	63	(3,474)	(844)	26,570	—	636	(35,731)	(8,525)
Class R6
6/30/2018	145,833	—	—	(44,387)	101,446	1,521,787	—	—	(465,459)	1,056,328
12/31/2017	182,228	—	3,035	(7,090)	178,173	1,833,857	—	30,444	(71,677)	1,792,624
Class S
6/30/2018	73,188	—	—	(237,082)	(163,894)	743,630	—	—	(2,433,023)	(1,689,393)
12/31/2017	244,517	—	45,328	(821,170)	(531,325)	2,407,463	—	445,570	(8,121,600)	(5,268,567)
Class S2
6/30/2018	4,923	—	—	(10,782)	(5,859)	49,551	—	—	(108,182)	(58,631)
12/31/2017	18,817	—	2,089	(10,029)	10,877	183,628	—	20,307	(99,579)	104,356
Solution 2020
Class ADV
6/30/2018	296,146	—	—	(231,473)	64,673	3,929,806	—	—	(3,073,038)	856,768
12/31/2017	639,343	—	31,214	(322,318)	348,239	8,161,610	—	396,415	(4,125,782)	4,432,243
Class I
6/30/2018	195,892	—	—	(176,738)	19,154	2,633,426	—	—	(2,407,514)	225,912
12/31/2017	259,146	—	19,564	(239,902)	38,808	3,330,586	—	253,164	(3,128,692)	455,058
Class S
6/30/2018	234,805	—	—	(128,495)	106,310	3,159,834	—	—	(1,733,949)	1,425,885
12/31/2017	432,943	—	19,263	(192,256)	259,950	5,637,344	—	248,497	(2,485,606)	3,400,235
Class S2
6/30/2018	22,015	—	—	(15,385)	6,630	296,070	—	—	(203,069)	93,001
12/31/2017	50,917	—	646	(14,084)	37,479	660,922	—	8,255	(183,206)	485,971
50

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Solution 2020 (continued)
Class T
6/30/2018	30	—	—	(2)	28	390	—	—	(29)	361
12/31/2017	215	—	13	(5)	223	2,776	—	160	(60)	2,876
Solution 2025
Class ADV
6/30/2018	949,761	—	—	(2,486,101)	(1,536,340)	11,227,419	—	—	(29,289,341)	(18,061,922)
12/31/2017	1,776,381	—	1,189,175	(5,727,557)	(2,762,001)	19,975,178	—	13,271,197	(64,495,016)	(31,248,641)
Class I
6/30/2018	1,875,954	—	—	(1,900,374)	(24,420)	22,829,952	—	—	(23,083,641)	(253,689)
12/31/2017	3,825,273	—	965,881	(2,317,907)	2,473,247	44,273,044	—	11,049,676	(26,891,127)	28,431,593
Class S
6/30/2018	993,387	—	—	(3,351,508)	(2,358,121)	11,854,219	—	—	(39,958,408)	(28,104,189)
12/31/2017	1,419,950	—	1,480,907	(7,466,931)	(4,566,074)	16,260,819	—	16,763,871	(85,534,946)	(52,510,256)
Class S2
6/30/2018	73,773	—	—	(419,734)	(345,961)	853,695	—	—	(4,861,061)	(4,007,366)
12/31/2017	187,371	—	80,427	(931,312)	(663,514)	2,085,637	—	884,699	(10,402,544)	(7,432,208)
Class T
6/30/2018	463	—	—	(3,305)	(2,842)	5,640	—	—	(41,818)	(36,178)
12/31/2017	4,239	—	2,633	(12,325)	(5,453)	50,842	—	30,671	(144,987)	(63,474)
Solution 2030
Class ADV
6/30/2018	236,460	—	—	(319,106)	(82,646)	3,798,648	—	—	(5,133,885)	(1,335,237)
12/31/2017	577,415	—	17,436	(218,741)	376,110	8,654,852	—	262,588	(3,278,742)	5,638,698
Class I
6/30/2018	167,186	—	—	(186,629)	(19,443)	2,765,379	—	—	(3,090,862)	(325,483)
12/31/2017	353,934	—	10,136	(64,992)	299,078	5,417,548	—	156,095	(996,430)	4,577,213
Class S
6/30/2018	188,133	—	—	(75,231)	112,902	3,084,118	—	—	(1,232,991)	1,851,127
12/31/2017	365,883	—	10,531	(191,459)	184,955	5,597,191	—	161,549	(2,974,531)	2,784,209
Class S2
6/30/2018	4,651	—	—	(6,711)	(2,060)	75,030	—	—	(112,318)	(37,288)
12/31/2017	58,446	—	474	(40,580)	18,340	871,998	—	7,188	(605,778)	273,408
Class T
6/30/2018	256	—	—	(7)	249	4,117	—	—	(105)	4,012
12/31/2017	156	—	10	(10)	156	2,415	—	151	(147)	2,419
Solution 2035
Class ADV
6/30/2018	892,800	—	—	(2,027,388)	(1,134,588)	11,087,703	—	—	(25,102,242)	(14,014,539)
12/31/2017	1,318,385	—	899,368	(4,916,043)	(2,698,290)	15,196,026	—	10,342,734	(56,561,388)	(31,022,628)
Class I
6/30/2018	1,876,823	—	—	(1,913,183)	(36,360)	23,982,796	—	—	(24,452,700)	(469,904)
12/31/2017	3,453,853	—	927,026	(1,749,649)	2,631,230	40,906,412	—	10,920,365	(20,889,385)	30,937,392
Class S
6/30/2018	889,070	—	—	(3,453,740)	(2,564,670)	11,154,461	—	—	(43,207,540)	(32,053,079)
12/31/2017	1,780,894	—	1,258,081	(6,525,031)	(3,486,056)	20,884,733	—	14,669,220	(76,020,373)	(40,466,420)
Class S2
6/30/2018	176,778	—	—	(309,114)	(132,336)	2,120,660	—	—	(3,731,814)	(1,611,154)
12/31/2017	239,075	—	74,330	(702,456)	(389,051)	2,718,615	—	836,208	(7,971,707)	(4,416,884)
Class T
6/30/2018	1,250	—	—	(1,645)	(395)	15,990	—	—	(21,339)	(5,349)
12/31/2017	3,605	—	2,100	(7,030)	(1,325)	43,817	—	25,192	(89,179)	(20,170)
Solution 2040
Class ADV
6/30/2018	136,829	—	—	(107,712)	29,117	2,367,317	—	—	(1,858,033)	509,284
12/31/2017	336,474	—	10,641	(175,506)	171,609	5,328,978	—	170,047	(2,829,354)	2,669,671
Class I
6/30/2018	129,811	—	—	(87,633)	42,178	2,300,549	—	—	(1,564,926)	735,623
12/31/2017	347,672	—	9,225	(108,903)	247,994	5,520,587	—	150,736	(1,752,433)	3,918,890
Class S
6/30/2018	113,359	—	—	(57,113)	56,246	1,985,736	—	—	(1,000,588)	985,148
12/31/2017	361,532	—	8,912	(201,286)	169,158	5,704,597	—	144,738	(3,264,564)	2,584,771
51

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Solution 2040 (continued)
Class S2
6/30/2018	19,708	—	—	(9,842)	9,866	339,900	—	—	(176,679)	163,221
12/31/2017	34,887	—	778	(6,193)	29,472	562,954	—	12,471	(99,361)	476,064
Class T
6/30/2018	120	—	—	(2)	118	2,051	—	—	(45)	2,006
12/31/2017	331	—	13	(9)	335	5,388	—	207	(154)	5,441
Solution 2045
Class ADV
6/30/2018	536,773	—	—	(1,314,310)	(777,537)	6,722,964	—	—	(16,433,307)	(9,710,343)
12/31/2017	1,148,545	—	541,031	(3,962,418)	(2,272,842)	13,187,351	—	6,243,500	(45,636,936)	(26,206,085)
Class I
6/30/2018	1,871,058	—	—	(1,496,644)	374,414	24,194,320	—	—	(19,380,217)	4,814,103
12/31/2017	3,343,846	—	703,860	(1,311,150)	2,736,556	39,726,370	—	8,340,738	(15,678,311)	32,388,797
Class S
6/30/2018	694,795	—	—	(2,904,243)	(2,209,448)	8,831,868	—	—	(36,844,121)	(28,012,253)
12/31/2017	1,531,641	—	824,098	(4,770,307)	(2,414,568)	17,937,145	—	9,641,941	(55,598,747)	(28,019,661)
Class S2
6/30/2018	59,894	—	—	(115,075)	(55,181)	739,407	—	—	(1,423,587)	(684,180)
12/31/2017	146,757	—	41,997	(587,995)	(399,241)	1,670,246	—	478,768	(6,863,864)	(4,714,850)
Class T
6/30/2018	1,253	—	—	(133)	1,120	16,100	—	—	(1,709)	14,391
12/31/2017	3,030	—	1,374	(2,766)	1,638	36,314	—	16,349	(34,858)	17,805
Solution 2050
Class ADV
6/30/2018	182,419	—	—	(106,351)	76,068	3,207,155	—	—	(1,853,190)	1,353,965
12/31/2017	264,981	—	6,506	(87,124)	184,363	4,224,246	—	104,813	(1,397,537)	2,931,522
Class I
6/30/2018	158,719	—	—	(76,661)	82,058	2,862,939	—	—	(1,384,849)	1,478,090
12/31/2017	258,937	—	5,487	(41,352)	223,072	4,231,596	—	90,649	(691,523)	3,630,722
Class S
6/30/2018	107,672	—	—	(67,821)	39,851	1,919,433	—	—	(1,201,408)	718,025
12/31/2017	188,908	—	4,160	(77,130)	115,938	3,080,202	—	68,182	(1,274,572)	1,873,812
Class S2
6/30/2018	11,957	—	—	(4,949)	7,008	211,189	—	—	(89,214)	121,975
12/31/2017	12,224	—	306	(4,519)	8,011	198,794	—	4,960	(74,353)	129,401
Class T
6/30/2018	437	—	—	(459)	(22)	7,549	—	—	(7,997)	(448)
12/31/2017	518	—	6	(10)	514	8,562	—	98	(155)	8,505
Solution 2055
Class ADV
6/30/2018	318,628	—	—	(355,078)	(36,450)	4,663,769	—	—	(5,171,263)	(507,494)
12/31/2017	655,026	—	92,468	(965,030)	(217,536)	8,716,067	—	1,246,472	(12,864,981)	(2,902,442)
Class I
6/30/2018	1,035,954	—	—	(423,888)	612,066	15,506,315	—	—	(6,362,174)	9,144,141
12/31/2017	1,701,510	—	141,828	(403,399)	1,439,939	23,353,725	—	1,945,879	(5,572,271)	19,727,333
Class S
6/30/2018	369,259	—	—	(680,374)	(311,115)	5,444,545	—	—	(9,956,660)	(4,512,115)
12/31/2017	797,872	—	116,435	(1,076,062)	(161,755)	10,767,683	—	1,581,186	(14,390,753)	(2,041,884)
Class S2
6/30/2018	33,289	—	—	(31,430)	1,859	486,797	—	—	(464,915)	21,882
12/31/2017	92,134	—	6,862	(118,763)	(19,767)	1,245,259	—	92,706	(1,627,487)	(289,522)
Class T
6/30/2018	49	—	—	(10)	39	715	—	—	(141)	574
12/31/2017	328	—	51	(230)	149	4,593	—	702	(3,116)	2,179
Solution 2060
Class ADV
6/30/2018	158,629	—	—	(55,657)	102,972	1,977,242	—	—	(697,995)	1,279,247
12/31/2017	202,745	—	3,872	(82,080)	124,537	2,333,115	—	44,610	(927,573)	1,450,152
Class I
6/30/2018	88,056	—	—	(68,699)	19,357	1,116,210	—	—	(869,083)	247,127
12/31/2017	142,758	—	2,787	(30,905)	114,640	1,643,865	—	32,383	(356,198)	1,320,050
52

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Solution 2060 (continued)
Class S
6/30/2018	99,577	—	—	(42,041)	57,536	1,244,550	—	—	(523,409)	721,141
12/31/2017	220,422	—	4,659	(77,534)	147,547	2,498,807	—	53,670	(908,917)	1,643,560
Class S2
6/30/2018	6,399	—	—	(1,925)	4,474	79,788	—	—	(23,904)	55,884
12/31/2017	16,697	—	181	(5,390)	11,488	192,176	—	2,093	(62,345)	131,924
Class T
6/30/2018	—	—	—	—	—	—	—	—	—	—
12/31/2017	—*	—	5	(1)	4	(1)	—	62	(11)	50

*
Share amount is less than 0.500 per share or $0.50.

NOTE 10 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
No dividends or distributions were made during the six months ended June 30, 2018. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2017 was as follows:
	Ordinary Income	Long-term Capital Gains
Solution Aggressive	$66,192	$150,636
Solution Balanced	811,490	935,588
Solution Conservative	341,352	97,539
Solution Income	9,886,199	1,400,588
Solution Moderately Aggressive	9,748,419	7,847,569
Solution Moderately Conservative	693,006	—
Solution 2020	482,935	423,673
	Ordinary Income	Long-term Capital Gains
Solution 2025	17,212,488	24,787,626
Solution 2030	281,217	306,452
Solution 2035	13,810,357	22,983,362
Solution 2040	199,452	278,849
Solution 2045	7,145,424	17,575,872
Solution 2050	109,808	158,978
Solution 2055	1,562,373	3,304,572
Solution 2060	62,957	69,861
The tax-basis components of distributable earnings as of December 31, 2017 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)
Solution Aggressive	$232,781	$563,780	$862,503
Solution Balanced	1,351,294	1,695,380	2,421,477
Solution Conservative	476,385	128,015	(166,663)
Solution Income	13,577,150	5,253,969	868,551
Solution Moderately Aggressive	15,279,431	26,499,346	45,985,408
Solution Moderately Conservative	832,143	513,211	228,078
Solution 2020	1,034,363	1,129,773	1,018,693
Solution 2025	21,870,596	21,957,992	38,740,692
Solution 2030	1,019,540	1,105,437	1,613,850
Solution 2035	18,155,622	32,577,350	67,423,013
Solution 2040	831,111	1,234,567	1,519,943
Solution 2045	13,092,109	28,338,008	59,378,951
Solution 2050	455,928	718,190	1,230,191
Solution 2055	2,967,614	6,008,509	15,097,536
Solution 2060	285,724	316,029	514,493
At December 31, 2017, the Portfolios did not have any capital loss carryovers for U.S. federal income tax purposes.

53

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.
As of June 30, 2018, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2013.

NOTE 11 — SUBSEQUENT EVENTS
Dividends: Subsequent to June 30, 2018, the Portfolios declared dividends and distributions of:
	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Solution Aggressive
Class ADV	$0.1127	$0.0571	$0.4882	August 6, 2018	August 2, 2018
Class I	$0.1697	$0.0571	$0.4882	August 6, 2018	August 2, 2018
Class R6	$0.1700	$0.0571	$0.4882	August 6, 2018	August 2, 2018
Class S	$0.1373	$0.0571	$0.4882	August 6, 2018	August 2, 2018
Class S2	$0.1344	$0.0571	$0.4882	August 6, 2018	August 2, 2018
Solution Balanced
Class ADV	$0.1593	$0.0584	$0.3116	August 6, 2018	August 2, 2018
Class I	$0.2195	$0.0584	$0.3116	August 6, 2018	August 2, 2018
Class R6	$0.2195	$0.0584	$0.3116	August 6, 2018	August 2, 2018
Class S	$0.1909	$0.0584	$0.3116	August 6, 2018	August 2, 2018
Class S2	$0.1404	$0.0584	$0.3116	August 6, 2018	August 2, 2018
Solution Conservative
Class ADV	$0.2152	$0.1007	$0.0899	August 6, 2018	August 2, 2018
Class I	$0.2731	$0.1007	$0.0899	August 6, 2018	August 2, 2018
Class R6	$0.2730	$0.1007	$0.0899	August 6, 2018	August 2, 2018
Class S	$0.2315	$0.1007	$0.0899	August 6, 2018	August 2, 2018
Class S2	$0.2114	$0.1007	$0.0899	August 6, 2018	August 2, 2018
Solution Income
Class ADV	$0.2554	$0.1359	$0.1608	August 6, 2018	August 2, 2018
Class I	$0.3235	$0.1359	$0.1608	August 6, 2018	August 2, 2018
Class S	$0.2858	$0.1359	$0.1608	August 6, 2018	August 2, 2018
Class S2	$0.2459	$0.1359	$0.1608	August 6, 2018	August 2, 2018
Class T	$0.2381	$0.1359	$0.1608	August 6, 2018	August 2, 2018
Solution Moderately Aggressive
Class ADV	$0.2029	$0.0774	$0.5453	August 6, 2018	August 2, 2018
Class I	$0.2742	$0.0774	$0.5453	August 6, 2018	August 2, 2018
Class R6	$0.2743	$0.0774	$0.5453	August 6, 2018	August 2, 2018
Class S	$0.2375	$0.0774	$0.5453	August 6, 2018	August 2, 2018
Class S2	$0.1805	$0.0774	$0.5453	August 6, 2018	August 2, 2018
Solution Moderately Conservative
Class ADV	$0.1951	$0.0647	$0.1701	August 6, 2018	August 2, 2018
Class I	$0.2470	$0.0647	$0.1701	August 6, 2018	August 2, 2018
Class R6	$0.2471	$0.0647	$0.1701	August 6, 2018	August 2, 2018
Class S	$0.2143	$0.0647	$0.1701	August 6, 2018	August 2, 2018
Class S2	$0.2076	$0.0647	$0.1701	August 6, 2018	August 2, 2018
54

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 11 — SUBSEQUENT EVENTS (continued)

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Solution 2020
Class ADV	$0.2042	$0.1802	$0.4435	August 6, 2018	August 2, 2018
Class I	$0.2578	$0.1802	$0.4435	August 6, 2018	August 2, 2018
Class S	$0.2357	$0.1802	$0.4435	August 6, 2018	August 2, 2018
Class S2	$0.2276	$0.1802	$0.4435	August 6, 2018	August 2, 2018
Class T	$0.1865	$0.1802	$0.4435	August 6, 2018	August 2, 2018
Solution 2025
Class ADV	$0.2087	$0.0669	$0.3052	August 6, 2018	August 2, 2018
Class I	$0.2720	$0.0669	$0.3052	August 6, 2018	August 2, 2018
Class S	$0.2385	$0.0669	$0.3052	August 6, 2018	August 2, 2018
Class S2	$0.1981	$0.0669	$0.3052	August 6, 2018	August 2, 2018
Class T	$0.1858	$0.0669	$0.3052	August 6, 2018	August 2, 2018
Solution 2030
Class ADV	$0.2280	$0.2710	$0.5712	August 6, 2018	August 2, 2018
Class I	$0.2921	$0.2710	$0.5712	August 6, 2018	August 2, 2018
Class S	$0.2663	$0.2710	$0.5712	August 6, 2018	August 2, 2018
Class S2	$0.2412	$0.2710	$0.5712	August 6, 2018	August 2, 2018
Class T	$0.2224	$0.2710	$0.5712	August 6, 2018	August 2, 2018
Solution 2035
Class ADV	$0.1874	$0.0394	$0.4641	August 6, 2018	August 2, 2018
Class I	$0.2522	$0.0394	$0.4641	August 6, 2018	August 2, 2018
Class S	$0.2189	$0.0394	$0.4641	August 6, 2018	August 2, 2018
Class S2	$0.1960	$0.0394	$0.4641	August 6, 2018	August 2, 2018
Class T	$0.1626	$0.0394	$0.4641	August 6, 2018	August 2, 2018
Solution 2040
Class ADV	$0.2175	$0.3254	$0.8489	August 6, 2018	August 2, 2018
Class I	$0.2817	$0.3254	$0.8489	August 6, 2018	August 2, 2018
Class S	$0.2495	$0.3254	$0.8489	August 6, 2018	August 2, 2018
Class S2	$0.2519	$0.3254	$0.8489	August 6, 2018	August 2, 2018
Class T	$0.2016	$0.3254	$0.8489	August 6, 2018	August 2, 2018
Solution 2045
Class ADV	$0.1503	$0.0672	$0.5477	August 6, 2018	August 2, 2018
Class I	$0.2167	$0.0672	$0.5477	August 6, 2018	August 2, 2018
Class S	$0.1826	$0.0672	$0.5477	August 6, 2018	August 2, 2018
Class S2	$0.1478	$0.0672	$0.5477	August 6, 2018	August 2, 2018
Class T	$0.1358	$0.0672	$0.5477	August 6, 2018	August 2, 2018
Solution 2050
Class ADV	$0.1637	$0.2103	$0.6210	August 6, 2018	August 2, 2018
Class I	$0.2154	$0.2103	$0.6210	August 6, 2018	August 2, 2018
Class S	$0.1885	$0.2103	$0.6210	August 6, 2018	August 2, 2018
Class S2	$0.1765	$0.2103	$0.6210	August 6, 2018	August 2, 2018
Class T	$0.1307	$0.2103	$0.6210	August 6, 2018	August 2, 2018
55

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 11 — SUBSEQUENT EVENTS (continued)

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Solution 2055
Class ADV	$0.1462	$0.0465	$0.4732	August 6, 2018	August 2, 2018
Class I	$0.2167	$0.0465	$0.4732	August 6, 2018	August 2, 2018
Class S	$0.1803	$0.0465	$0.4732	August 6, 2018	August 2, 2018
Class S2	$0.1583	$0.0465	$0.4732	August 6, 2018	August 2, 2018
Class T	$0.0978	$0.0465	$0.4732	August 6, 2018	August 2, 2018
Solution 2060
Class ADV	$0.1070	$0.2164	$0.3665	August 6, 2018	August 2, 2018
Class I	$0.1348	$0.2164	$0.3665	August 6, 2018	August 2, 2018
Class S	$0.1167	$0.2164	$0.3665	August 6, 2018	August 2, 2018
Class S2	$0.1140	$0.2164	$0.3665	August 6, 2018	August 2, 2018
Class T	$0.0589	$0.2164	$0.3665	August 6, 2018	August 2, 2018
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than above, no such subsequent events were identified.
56

PORTFOLIO OF INVESTMENTS
Voya Solution Aggressive Portfolio	as of June 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.0%
1,822	iShares 1-3 Year Treasury Bond ETF	$151,900	1.0
3,758	iShares Russell 1000 Value Index Fund	456,146	3.0
	Total Exchange-Traded Funds (Cost $592,819)	608,046	4.0
MUTUAL FUNDS: 95.9%
	Affiliated Investment Companies: 94.4%
13,315	Voya Emerging Markets Index Portfolio - Class I	155,255	1.0
42,904	Voya Index Plus LargeCap Portfolio - Class I	1,142,097	7.5
31,236	Voya Intermediate Bond Fund - Class R6	305,491	2.0
97,841	Voya International Index Portfolio - Class I	996,023	6.5
38,162	Voya Large Cap Growth Portfolio - Class I	839,956	5.5
29,130	Voya Large Cap Value Fund - Class R6	381,309	2.5
50,641	Voya MidCap Opportunities Portfolio - Class I	762,145	5.0
88,435	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,078,019	7.0
114,422	Voya Multi-Manager International Equity Fund - Class I	1,382,216	8.9
81,574	Voya Multi-Manager International Factors Fund - Class I	843,473	5.5
95,218	Voya Multi-Manager Mid Cap Value Fund - Class I	1,141,659	7.5
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
11,568	Voya Russell™ Mid Cap Growth Index Portfolio - Class I	$381,151	2.5
55,210	Voya Small Company Portfolio - Class I	1,065,548	7.0
32,864	Voya U.S. High Dividend Low Volatility Fund - Class I	380,889	2.5
71,066	Voya U.S. Stock Index Portfolio - Class I	1,143,454	7.5
12,468	VY® Clarion Global Real Estate Portfolio - Class I	152,852	1.0
56,101	VY® Invesco Comstock Portfolio - Class I	1,141,097	7.5
11,180	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,144,690	7.5
		14,437,324	94.4
	Unaffiliated Investment Companies: 1.5%
45,864	Credit Suisse Commodity Return Strategy Fund - Class I	228,405	1.5
	Total Mutual Funds (Cost $14,443,651)	14,665,729	95.9
	Total Investments in Securities (Cost $15,036,470)	$15,273,775	99.9
	Assets in Excess of Other Liabilities	18,792	0.1
	Net Assets	$15,292,567	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$608,046	$—	$—	$608,046
Mutual Funds	14,665,729	—	—	14,665,729
Total Investments, at fair value	$15,273,775	$—	$—	$15,273,775

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
57

PORTFOLIO OF INVESTMENTS
Voya Solution Aggressive Portfolio	as of June 30, 2018 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2018, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$417,044	$96,287	$(295,320)	$(62,756)	$155,255	$10,662	$24,951	$—
Voya Index Plus LargeCap Portfolio - Class I	420,037	917,561	(86,665)	(108,836)	1,142,097	17,050	19,343	89,900
Voya Intermediate Bond Fund - Class R6	274,577	86,594	(47,570)	(8,110)	305,491	4,806	(1,726)	—
Voya International Index Portfolio - Class I	285,186	882,583	(107,327)	(64,419)	996,023	26,416	10,816	—
Voya Large Cap Growth Portfolio - Class I	1,398,332	269,919	(782,502)	(45,793)	839,956	—	97,844	—
Voya Large Cap Value Fund - Class R6	773,295	229,077	(603,882)	(17,181)	381,309	3,841	(853)	—
Voya MidCap Opportunities Portfolio - Class I	696,517	152,988	(94,743)	7,383	762,145	—	15,823	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	627,741	659,000	(81,786)	(126,936)	1,078,019	—	36,598	—
Voya Multi-Manager International Equity Fund - Class I	1,728,023	391,838	(592,897)	(144,748)	1,382,216	—	110,259	—
Voya Multi-Manager International Factors Fund - Class I	763,207	201,696	(82,333)	(39,097)	843,473	—	16,317	—
Voya Multi-Manager Large Cap Core Portfolio - Class I	1,268,052	225,849	(1,381,199)	(112,702)	—	—	72,852	—
Voya Multi-Manager Mid Cap Value Fund - Class I	1,031,753	257,103	(125,668)	(21,529)	1,141,659	—	27,112	—
Voya Russell™ Mid Cap Growth Index Portfolio - Class I	345,836	119,744	(46,345)	(38,084)	381,151	2,455	13,082	40,795
Voya Small Company Portfolio - Class I	957,412	407,720	(159,848)	(139,736)	1,065,548	5,457	6,608	157,904
Voya U.S. High Dividend Low Volatility Fund - Class I	—	398,506	(25,290)	7,673	380,889	—	762	—
Voya U.S. Stock Index Portfolio - Class I	489,683	762,153	(105,314)	(3,068)	1,143,454	—	17,413	—
VY® Clarion Global Real Estate Portfolio - Class I	139,646	37,692	(22,138)	(2,348)	152,852	—	(268)	—
VY® Clarion Real Estate Portfolio - Class I	136,892	625	(133,584)	(3,933)	—	—	(1,498)	—
VY® Invesco Comstock Portfolio - Class I	702,918	549,436	(87,248)	(24,009)	1,141,097	—	25,538	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	412,015	798,635	(116,032)	50,072	1,144,690	—	22,289	—
	$12,868,166	$7,445,006	$(4,977,691)	$(898,157)	$14,437,324	$70,687	$513,262	$288,599

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $15,238,373.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$495,699
Gross Unrealized Depreciation	(460,296)
Net Unrealized Appreciation	$35,403

See Accompanying Notes to Financial Statements
58

PORTFOLIO OF INVESTMENTS
Voya Solution Balanced Portfolio	as of June 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.0%
6,650	iShares 1-3 Year Treasury Bond ETF	$554,410	1.0
18,286	iShares Russell 1000 Value Index Fund	2,219,555	4.0
	Total Exchange-Traded Funds (Cost $2,667,047)	2,773,965	5.0
MUTUAL FUNDS: 95.0%
	Affiliated Investment Companies: 93.5%
48,411	Voya Emerging Markets Index Portfolio - Class I	564,467	1.0
283,859	Voya Floating Rate Fund - Class I	2,784,660	5.0
284,392	Voya High Yield Bond Fund - Class R6	2,229,634	4.0
511,961	Voya Intermediate Bond Fund - Class R6	5,006,978	9.0
164,600	Voya International Index Portfolio - Class I	1,675,629	3.0
88,523	Voya Large Cap Growth Portfolio - Class I	1,948,388	3.5
127,249	Voya Large Cap Value Fund - Class R6	1,665,694	3.0
92,294	Voya MidCap Opportunities Portfolio - Class I	1,389,032	2.5
184,236	Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,245,841	4.0
208,540	Voya Multi-Manager International Equity Fund - Class I	2,519,169	4.5
216,247	Voya Multi-Manager International Factors Fund - Class I	2,235,992	4.0
115,692	Voya Multi-Manager Mid Cap Value Fund - Class I	1,387,151	2.5
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
114,625	Voya Short Term Bond Fund - Class R6	$1,111,865	2.0
114,997	Voya Small Company Portfolio - Class I	2,219,441	4.0
297,439	Voya U.S. Bond Index Portfolio - Class I	3,054,703	5.5
167,707	Voya U.S. High Dividend Low Volatility Fund - Class I	1,943,726	3.5
207,187	Voya U.S. Stock Index Portfolio - Class I	3,333,644	6.0
45,445	VY® Clarion Global Real Estate Portfolio - Class I	557,157	1.0
251,954	VY® Goldman Sachs Bond Portfolio - Class I	2,494,344	4.5
163,595	VY® Invesco Comstock Portfolio - Class I	3,327,524	6.0
195,929	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	5,558,518	10.0
27,167	VY® T. Rowe Price Growth Equity Portfolio - Class I	2,781,660	5.0
		52,035,217	93.5
	Unaffiliated Investment Companies: 1.5%
167,379	Credit Suisse Commodity Return Strategy Fund - Class I	833,545	1.5
	Total Mutual Funds (Cost $51,883,168)	52,868,762	95.0
	Total Investments in Securities (Cost $54,550,215)	$55,642,727	100.0
	Assets in Excess of Other Liabilities	14,562	0.0
	Net Assets	$55,657,289	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,773,965	$—	$—	$2,773,965
Mutual Funds	52,868,762	—	—	52,868,762
Total Investments, at fair value	$55,642,727	$—	$—	$55,642,727

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
59

PORTFOLIO OF INVESTMENTS
Voya Solution Balanced Portfolio	as of June 30, 2018 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2018, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$1,577,026	$491,471	$(1,244,300)	$(259,730)	$564,467	$39,890	$131,850	$—
Voya Floating Rate Fund - Class I	3,112,722	338,691	(683,815)	17,062	2,784,660	55,830	(16,711)	—
Voya High Yield Bond Fund - Class R6	2,497,363	299,162	(500,750)	(66,141)	2,229,634	65,389	(8,556)	—
Voya Intermediate Bond Fund - Class R6	6,225,802	771,491	(1,846,132)	(144,183)	5,006,978	90,535	(55,149)	—
Voya International Index Portfolio - Class I	1,880,909	253,690	(323,872)	(135,098)	1,675,629	45,574	49,770	—
Voya Large Cap Growth Portfolio - Class I	3,170,880	176,166	(1,297,218)	(101,440)	1,948,388	—	237,386	—
Voya Large Cap Value Fund - Class R6	3,216,298	494,000	(1,857,982)	(186,622)	1,665,694	13,342	136,412	—
Voya MidCap Opportunities Portfolio - Class I	2,527,447	153,439	(1,137,830)	(154,024)	1,389,032	—	206,861	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,259,190	1,478,798	(209,683)	(282,464)	2,245,841	—	106,301	—
Voya Multi-Manager International Equity Fund - Class I	2,194,211	834,887	(382,830)	(127,099)	2,519,169	—	82,597	(1)
Voya Multi-Manager International Factors Fund - Class I	3,146,700	277,274	(986,275)	(201,707)	2,235,992	—	158,790	—
Voya Multi-Manager Large Cap Core Portfolio - Class I	3,834,317	270,333	(3,736,123)	(368,527)	—	—	285,602	—
Voya Multi-Manager Mid Cap Value Fund - Class I	2,495,475	154,312	(1,093,602)	(169,034)	1,387,151	—	159,485	—
Voya Short Term Bond Fund - Class R6	1,240,195	142,075	(262,701)	(7,704)	1,111,865	12,030	(4,665)	—
Voya Small Company Portfolio - Class I	2,481,298	524,601	(469,548)	(316,910)	2,219,441	11,671	37,686	337,727
Voya U.S. Bond Index Portfolio - Class I	2,797,813	876,176	(558,950)	(60,336)	3,054,703	33,223	(23,532)	—
Voya U.S. High Dividend Low Volatility Fund - Class I	—	2,027,192	(124,565)	41,099	1,943,726	—	3,389	—
Voya U.S. Stock Index Portfolio - Class I	1,278,223	2,533,750	(483,302)	4,973	3,333,644	—	48,707	—
VY® Clarion Global Real Estate Portfolio - Class I	633,299	54,023	(118,457)	(11,708)	557,157	—	(1,871)	—
VY® Clarion Real Estate Portfolio - Class I	620,753	642	(600,455)	(20,940)	—	—	(3,464)	—
VY® Goldman Sachs Bond Portfolio - Class I	2,793,114	320,267	(578,025)	(41,012)	2,494,344	—	(19,290)	—
VY® Invesco Comstock Portfolio - Class I	2,231,187	1,618,956	(426,749)	(95,870)	3,327,524	—	110,978	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	6,196,389	428,429	(1,243,468)	177,168	5,558,518	—	(26,377)	2
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,557,361	1,537,003	(397,723)	85,019	2,781,660	—	124,596	—
	$58,967,972	$16,056,828	$(20,564,355)	$(2,425,228)	$52,035,217	$367,484	$1,720,795	$337,728

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2018 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(112,605)
Total	$(112,605)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$4,451
Total	$4,451

See Accompanying Notes to Financial Statements
60

PORTFOLIO OF INVESTMENTS
Voya Solution Balanced Portfolio	as of June 30, 2018 (Unaudited) (continued)

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $55,429,698.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$1,863,109
Gross Unrealized Depreciation	(1,650,080)
Net Unrealized Appreciation	$213,029

See Accompanying Notes to Financial Statements
61

PORTFOLIO OF INVESTMENTS
Voya Solution Conservative Portfolio	as of June 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.0%
1,885	iShares 1-3 Year Treasury Bond ETF	$157,152	1.0
	Total Exchange-Traded Funds (Cost $156,994)	157,152	1.0
MUTUAL FUNDS: 98.9%
	Affiliated Investment Companies: 96.9%
112,535	Voya Floating Rate Fund - Class I	1,103,971	7.0
49,078	Voya Global Bond Fund - Class R6	474,588	3.0
140,933	Voya High Yield Bond Fund - Class R6	1,104,911	7.0
161,084	Voya Intermediate Bond Fund - Class R6	1,575,402	10.0
31,074	Voya International Index Portfolio - Class I	316,331	2.0
17,906	Voya Large Cap Growth Portfolio - Class I	394,108	2.5
42,012	Voya Large Cap Value Fund - Class R6	549,936	3.5
15,682	Voya MidCap Opportunities Portfolio - Class I	236,008	1.5
19,584	Voya Multi-Manager Emerging Markets Equity Fund - Class I	238,735	1.5
30,619	Voya Multi-Manager International Factors Fund - Class I	316,599	2.0
19,657	Voya Multi-Manager Mid Cap Value Fund - Class I	235,688	1.5
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
324,507	Voya Short Term Bond Fund - Class R6	$3,147,720	20.0
145,486	Voya U.S. Bond Index Portfolio - Class I	1,494,136	9.5
39,104	Voya U.S. Stock Index Portfolio - Class I	629,190	4.0
82,601	VY® BlackRock Inflation Protected Bond Portfolio - Class I	785,534	5.0
150,624	VY® Goldman Sachs Bond Portfolio - Class I	1,491,180	9.4
41,612	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,180,538	7.5
		15,274,575	96.9
	Unaffiliated Investment Companies: 2.0%
63,249	Credit Suisse Commodity Return Strategy Fund - Class I	314,980	2.0
	Total Mutual Funds (Cost $15,694,346)	15,589,555	98.9
	Total Investments in Securities (Cost $15,851,340)	$15,746,707	99.9
	Assets in Excess of Other Liabilities	23,365	0.1
	Net Assets	$15,770,072	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$157,152	$—	$—	$157,152
Mutual Funds	15,589,555	—	—	15,589,555
Total Investments, at fair value	$15,746,707	$—	$—	$15,746,707

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
62

PORTFOLIO OF INVESTMENTS
Voya Solution Conservative Portfolio	as of June 30, 2018 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2018, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$423,959	$39,007	$(429,439)	$(33,527)	$—	$—	$38,151	$—
Voya Floating Rate Fund - Class I	1,163,831	160,271	(225,399)	5,268	1,103,971	21,600	(5,388)	—
Voya Global Bond Fund - Class R6	501,888	80,442	(90,383)	(17,359)	474,588	10,925	779	—
Voya High Yield Bond Fund - Class R6	1,085,080	247,240	(183,560)	(43,849)	1,104,911	29,794	10,510	—
Voya Intermediate Bond Fund - Class R6	1,664,476	251,608	(295,573)	(45,109)	1,575,402	25,670	(8,957)	—
Voya International Index Portfolio - Class I	177,682	412,729	(247,620)	(26,460)	316,331	8,556	13,398	—
Voya Large Cap Growth Portfolio - Class I	335,744	125,886	(84,926)	17,404	394,108	—	5,408	—
Voya Large Cap Value Fund - Class R6	501,666	160,671	(106,824)	(5,577)	549,936	2,155	(662)	—
Voya MidCap Opportunities Portfolio - Class I	337,136	36,315	(122,857)	(14,586)	236,008	—	23,624	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	—	414,757	(157,694)	(18,328)	238,735	—	(7,106)	—
Voya Multi-Manager International Factors Fund - Class I	—	339,626	(12,415)	(10,612)	316,599	—	61	—
Voya Multi-Manager Mid Cap Value Fund - Class I	333,740	36,315	(111,957)	(22,410)	235,688	—	22,977	—
Voya Short Term Bond Fund - Class R6	3,320,845	463,747	(613,067)	(23,805)	3,147,720	32,919	(9,469)	—
Voya U.S. Bond Index Portfolio - Class I	1,496,686	303,165	(269,196)	(36,519)	1,494,136	17,227	(8,527)	—
Voya U.S. Stock Index Portfolio - Class I	427,222	371,250	(163,052)	(6,230)	629,190	—	21,386	—
VY® BlackRock Inflation Protected Bond Portfolio - Class I	833,616	121,254	(152,436)	(16,900)	785,534	12,516	3,974	—
VY® Goldman Sachs Bond Portfolio - Class I	1,329,885	421,942	(236,512)	(24,135)	1,491,180	—	(4,246)	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,657,138	181,572	(671,923)	13,751	1,180,538	—	22,406	—
	$15,590,594	$4,167,797	$(4,174,833)	$(308,983)	$15,274,575	$161,362	$118,319	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $16,246,017.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$158,133
Gross Unrealized Depreciation	(657,443)
Net Unrealized Depreciation	$(499,310)

See Accompanying Notes to Financial Statements
63

PORTFOLIO OF INVESTMENTS
Voya Solution Income Portfolio	as of June 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.0%
	Affiliated Investment Companies: 98.5%
2,019,805	Voya Floating Rate Fund - Class I	$19,814,283	5.0
1,233,213	Voya Global Bond Fund - Class R6	11,925,169	3.0
1,011,800	Voya High Yield Bond Fund - Class R6	7,932,512	2.0
4,452,374	Voya Intermediate Bond Fund - Class R6	43,544,221	11.0
780,799	Voya International Index Portfolio - Class I	7,948,531	2.0
719,863	Voya Large Cap Growth Portfolio - Class I	15,844,180	4.0
1,206,441	Voya Large Cap Value Fund - Class R6	15,792,308	4.0
262,687	Voya MidCap Opportunities Portfolio - Class I	3,953,435	1.0
983,426	Voya Multi-Manager Emerging Markets Equity Fund - Class I	11,987,965	3.0
1,923,365	Voya Multi-Manager International Factors Fund - Class I	19,887,595	5.0
329,281	Voya Multi-Manager Mid Cap Value Fund - Class I	3,948,077	1.0
4,077,045	Voya Short Term Bond Fund - Class R6	39,547,333	10.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
4,810,059	Voya U.S. Bond Index Portfolio - Class I	$49,399,305	12.5
1,193,311	Voya U.S. High Dividend Low Volatility Fund - Class I	13,830,470	3.5
736,835	Voya U.S. Stock Index Portfolio - Class I	11,855,669	3.0
2,905,712	VY® BlackRock Inflation Protected Bond Portfolio - Class I	27,633,324	7.0
323,362	VY® Clarion Global Real Estate Portfolio - Class I	3,964,413	1.0
4,183,119	VY® Goldman Sachs Bond Portfolio - Class I	41,412,877	10.5
1,394,126	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	39,551,350	10.0
		389,773,017	98.5
	Unaffiliated Investment Companies: 1.5%
1,192,266	Credit Suisse Commodity Return Strategy Fund - Class I	5,937,483	1.5
	Total Mutual Funds (Cost $393,390,998)	395,710,500	100.0
	Assets in Excess of Other Liabilities	162,767	0.0
	Net Assets	$395,873,267	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Mutual Funds	$395,710,500	$—	$—	$395,710,500
Total Investments, at fair value	$395,710,500	$—	$—	$395,710,500
Other Financial Instruments+
Futures	76,654	—	—	76,654
Total Assets	$395,787,154	$—	$—	$395,787,154

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
64

PORTFOLIO OF INVESTMENTS
Voya Solution Income Portfolio	as of June 30, 2018 (Unaudited) (continued)

At June 30, 2018, the following futures contracts were outstanding for Voya Solution Income Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	19	09/28/18	$4,024,734	$2,915
			$4,024,734	$2,915
Short Contracts:
Mini MSCI Emerging Markets Index	(76)	09/21/18	(4,040,540)	73,739
			$(4,040,540)	$73,739

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2018, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$4,369,369	$34,682	$(3,828,022)	$(576,029)	$—	$—	$622,540	$—
Voya Floating Rate Fund - Class I	21,586,996	838,111	(2,693,688)	82,864	19,814,283	397,484	(82,822)	—
Voya Global Bond Fund - Class R6	12,978,976	715,071	(1,329,169)	(439,709)	11,925,169	282,880	15,533	—
Voya High Yield Bond Fund - Class R6	8,660,236	434,019	(930,830)	(230,913)	7,932,512	231,666	(32,628)	—
Voya Intermediate Bond Fund - Class R6	47,489,503	2,551,562	(5,072,576)	(1,424,268)	43,544,221	730,537	(122,086)	—
Voya International Index Portfolio - Class I	8,693,125	829,076	(1,102,931)	(470,739)	7,948,531	217,985	69,681	—
Voya Large Cap Growth Portfolio - Class I	23,998,593	213,698	(8,208,009)	(160,102)	15,844,180	—	1,272,198	—
Voya Large Cap Value Fund - Class R6	15,305,707	2,871,868	(1,887,261)	(498,006)	15,792,308	67,681	308,528	—
Voya MidCap Opportunities Portfolio - Class I	6,574,390	57,760	(2,685,287)	6,572	3,953,435	—	154,121	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	8,723,481	5,669,479	(1,163,403)	(1,241,592)	11,987,965	—	281,710	—
Voya Multi-Manager International Factors Fund - Class I	21,814,211	1,503,499	(2,770,833)	(659,282)	19,887,595	—	241,189	—
Voya Multi-Manager Large Cap Core Portfolio - Class I	10,975,633	343,729	(10,027,952)	(1,291,410)	—	—	1,057,680	—
Voya Multi-Manager Mid Cap Value Fund - Class I	6,488,658	57,760	(2,594,765)	(3,576)	3,948,077	—	(3,037)	—
Voya Short Term Bond Fund - Class R6	42,994,885	1,878,003	(5,036,319)	(289,236)	39,547,333	424,805	(144,537)	—
Voya U.S. Bond Index Portfolio - Class I	45,265,975	10,304,112	(5,006,967)	(1,163,815)	49,399,305	542,720	(199,947)	—
Voya U.S. High Dividend Low Volatility Fund - Class I	—	14,322,291	(789,878)	298,057	13,830,470	—	19,694	—
Voya U.S. Stock Index Portfolio - Class I	10,885,254	4,721,160	(3,666,528)	(84,217)	11,855,669	—	290,226	—
VY® BlackRock Inflation Protected Bond Portfolio - Class I	30,281,288	1,450,397	(3,631,016)	(467,345)	27,633,324	456,259	(9,957)	—
VY® Clarion Global Real Estate Portfolio - Class I	4,392,367	94,517	(439,815)	(82,656)	3,964,413	—	(3,473)	—
VY® Clarion Real Estate Portfolio - Class I	4,303,500	2,741	(4,018,909)	(287,332)	—	—	116,762	—
VY® Goldman Sachs Bond Portfolio - Class I	47,332,314	1,837,525	(6,775,759)	(981,203)	41,412,877	—	(47,438)	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	36,513,042	6,538,758	(4,536,991)	1,036,541	39,551,350	—	17,291	—
	$419,627,503	$57,269,818	$(78,196,908)	$(8,927,396)	$389,773,017	$3,352,017	$3,821,228	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements
65

PORTFOLIO OF INVESTMENTS
Voya Solution Income Portfolio	as of June 30, 2018 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2018 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$73,739
Interest rate contracts	Net Assets — Unrealized appreciation*	2,915
Total Asset Derivatives		$76,654

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2018 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(748,500)
Total	$(748,500)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$90,466
Interest rate contracts	2,915
Total	$93,381

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $403,802,984.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$7,900,398
Gross Unrealized Depreciation	(15,916,227)
Net Unrealized Depreciation	$(8,015,829)

See Accompanying Notes to Financial Statements
66

Voya Solution Moderately	PORTFOLIO OF INVESTMENTS
Aggressive Portfolio	as of June 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.5%
39,308	iShares 1-3 Year Treasury Bond ETF	$3,277,698	0.5
270,207	iShares Russell 1000 Value Index Fund	32,797,725	5.0
	Total Exchange-Traded Funds (Cost $33,504,148)	36,075,423	5.5
MUTUAL FUNDS: 94.3%
	Affiliated Investment Companies: 92.8%
1,599,626	Voya Emerging Markets Index Portfolio - Class I	18,651,634	2.8
3,353,428	Voya Floating Rate Fund - Class I	32,897,129	5.0
1,679,874	Voya High Yield Bond Fund - Class R6	13,170,215	2.0
1,046,895	Voya Index Plus LargeCap Portfolio - Class I	27,868,357	4.2
3,192,060	Voya Intermediate Bond Fund - Class R6	31,218,347	4.7
3,240,912	Voya International Index Portfolio - Class I	32,992,486	5.0
1,045,753	Voya Large Cap Growth Portfolio - Class I	23,017,017	3.5
1,501,843	Voya Large Cap Value Fund - Class R6	19,659,121	3.0
1,962,565	Voya MidCap Opportunities Portfolio - Class I	29,536,596	4.5
3,104,335	Voya Multi-Manager Emerging Markets Equity Fund - Class I	37,841,846	5.7
3,832,317	Voya Multi-Manager International Equity Fund - Class I	46,294,388	7.0
3,193,342	Voya Multi-Manager International Factors Fund - Class I	33,019,161	5.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
2,460,079	Voya Multi-Manager Mid Cap Value Fund - Class I	$29,496,348	4.5
2,037,744	Voya Small Company Portfolio - Class I	39,328,464	6.0
1,132,106	Voya U.S. High Dividend Low Volatility Fund - Class I	13,121,114	2.0
2,039,385	Voya U.S. Stock Index Portfolio - Class I	32,813,707	5.0
536,868	VY® Clarion Global Real Estate Portfolio - Class I	6,582,006	1.0
2,415,746	VY® Invesco Comstock Portfolio - Class I	49,136,278	7.4
1,851,684	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	52,532,272	8.0
417,213	VY® T. Rowe Price Growth Equity Portfolio - Class I	42,718,398	6.5
		611,894,884	92.8
	Unaffiliated Investment Companies: 1.5%
1,978,653	Credit Suisse Commodity Return Strategy Fund - Class I	9,853,692	1.5
	Total Mutual Funds (Cost $595,165,219)	621,748,576	94.3
	Total Investments in Securities (Cost $628,669,367)	$657,823,999	99.8
	Assets in Excess of Other Liabilities	1,086,525	0.2
	Net Assets	$658,910,524	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$36,075,423	$—	$—	$36,075,423
Mutual Funds	621,748,576	—	—	621,748,576
Total Investments, at fair value	$657,823,999	$—	$—	$657,823,999

See Accompanying Notes to Financial Statements
67

Voya Solution Moderately	PORTFOLIO OF INVESTMENTS
Aggressive Portfolio	as of June 30, 2018 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Other Financial Instruments+
Futures	188,678	—	—	188,678
Total Assets	$658,012,677	$—	$—	$658,012,677
Liabilities Table
Other Financial Instruments+
Futures	$(127,081)	$—	$—	$(127,081)
Total Liabilities	$(127,081)	$—	$—	$(127,081)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2018, the following futures contracts were outstanding for Voya Solution Moderately Aggressive Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500 E-Mini	48	09/21/18	$6,531,840	$(127,081)
U.S. Treasury 2-Year Note	15	09/28/18	3,177,422	2,299
			$9,709,262	$(124,782)
Short Contracts:
Mini MSCI Emerging Markets Index	(188)	09/21/18	(9,995,020)	186,379
			$(9,995,020)	$186,379

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2018, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$28,722,711	$846,662	$(7,102,385)	$(3,815,354)	$18,651,634	$474,372	$2,083,090	$—
Voya Floating Rate Fund - Class I	35,327,319	2,244,946	(4,743,243)	68,107	32,897,129	662,174	(73,143)	—
Voya High Yield Bond Fund - Class R6	14,171,746	1,064,255	(1,622,728)	(443,058)	13,170,215	387,760	(2,456)	—
Voya Index Plus LargeCap Portfolio - Class I	21,629,704	11,506,271	(2,343,193)	(2,924,425)	27,868,357	428,554	590,989	2,259,657
Voya Intermediate Bond Fund - Class R6	49,459,974	3,790,750	(21,095,248)	(937,129)	31,218,347	692,079	(672,589)	—
Voya International Index Portfolio - Class I	21,341,642	15,843,494	(2,148,513)	(2,044,137)	32,992,486	903,563	209,249	—
Voya Large Cap Growth Portfolio - Class I	42,971,988	78,919	(18,755,014)	(1,278,876)	23,017,017	—	2,957,446	—
Voya Large Cap Value Fund - Class R6	38,900,620	2,933,954	(19,838,287)	(2,337,166)	19,659,121	177,494	1,590,477	—
Voya MidCap Opportunities Portfolio - Class I	42,886,354	78,919	(12,855,650)	(573,027)	29,536,596	—	1,668,875	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	14,284,209	29,056,816	(1,721,612)	(3,777,567)	37,841,846	—	662,751	—
Voya Multi-Manager International Equity Fund - Class I	53,349,145	1,645,177	(7,144,852)	(1,555,082)	46,294,388	—	651,036	—
Voya Multi-Manager International Factors Fund - Class I	46,413,888	1,536,506	(13,379,239)	(1,551,994)	33,019,161	—	876,848	—
Voya Multi-Manager Large Cap Core Portfolio - Class I	36,034,537	835,495	(32,671,317)	(4,198,715)	—	—	3,321,987	—
Voya Multi-Manager Mid Cap Value Fund - Class I	42,477,357	690,571	(14,861,313)	1,189,733	29,496,348	—	(1,213,569)	—
Voya Small Company Portfolio - Class I	42,223,673	7,125,180	(5,062,289)	(4,958,100)	39,328,464	208,003	(11,696)	6,019,208
See Accompanying Notes to Financial Statements
68

Voya Solution Moderately	PORTFOLIO OF INVESTMENTS
Aggressive Portfolio	as of June 30, 2018 (Unaudited) (continued)

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya U.S. Bond Index Portfolio - Class I	7,055,811	510,378	(7,670,808)	104,619	—	55,086	(328,757)	—
Voya U.S. High Dividend Low Volatility Fund - Class I	—	13,627,136	(789,048)	283,026	13,121,114	—	16,747	—
Voya U.S. Stock Index Portfolio - Class I	21,268,052	14,881,546	(3,701,507)	365,616	32,813,707	—	306,390	—
VY® Clarion Global Real Estate Portfolio - Class I	7,187,624	289,359	(752,751)	(142,226)	6,582,006	—	(5,113)	—
VY® Clarion Real Estate Portfolio - Class I	7,042,853	—	(6,557,883)	(484,970)	—	—	206,548	—
VY® Invesco Comstock Portfolio - Class I	28,954,683	24,110,104	(3,293,802)	(634,707)	49,136,278	—	831,416	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	35,244,100	20,458,365	(4,237,640)	1,067,447	52,532,272	—	182,902	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	21,103,324	42,718,398	(23,464,712)	2,361,388	42,718,398	—	734,579	—
	$658,051,314	$195,873,201	$(215,813,034)	$(26,216,597)	$611,894,884	$3,989,085	$14,584,007	$8,278,865

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2018 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$186,379
Interest rate contracts	Net Assets — Unrealized appreciation*	2,299
Total Asset Derivatives		$188,678
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$127,081
Total Liability Derivatives		$127,081

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2018 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(1,253,339)
Interest rate contracts	151
Total	$(1,253,188)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$87,736
Interest rate contracts	2,299
Total	$90,035

See Accompanying Notes to Financial Statements
69

Voya Solution Moderately	PORTFOLIO OF INVESTMENTS
Aggressive Portfolio	as of June 30, 2018 (Unaudited) (continued)

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $637,456,178.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$35,606,931
Gross Unrealized Depreciation	(15,177,513)
Net Unrealized Appreciation	$20,429,418

See Accompanying Notes to Financial Statements
70

Voya Solution Moderately	PORTFOLIO OF INVESTMENTS
Conservative Portfolio	as of June 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.0%
3,645	iShares 1-3 Year Treasury Bond ETF	$303,883	1.0
	Total Exchange-Traded Funds (Cost $303,568)	303,883	1.0
MUTUAL FUNDS: 99.0%
	Affiliated Investment Companies: 97.0%
26,502	Voya Emerging Markets Index Portfolio - Class I	309,015	1.0
217,748	Voya Floating Rate Fund - Class I	2,136,105	7.0
63,308	Voya Global Bond Fund - Class R6	612,193	2.0
233,740	Voya High Yield Bond Fund - Class R6	1,832,519	6.0
280,516	Voya Intermediate Bond Fund - Class R6	2,743,446	9.0
60,125	Voya International Index Portfolio - Class I	612,073	2.0
45,039	Voya Large Cap Growth Portfolio - Class I	991,317	3.3
69,676	Voya Large Cap Value Fund - Class R6	912,056	3.0
30,342	Voya MidCap Opportunities Portfolio - Class I	456,646	1.5
63,102	Voya Multi-Manager Emerging Markets Equity Fund - Class I	769,215	2.5
50,783	Voya Multi-Manager International Equity Fund - Class I	613,459	2.0
118,487	Voya Multi-Manager International Factors Fund - Class I	1,225,159	4.0
38,034	Voya Multi-Manager Mid Cap Value Fund - Class I	456,028	1.5
251,168	Voya Short Term Bond Fund - Class R6	2,436,328	8.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
31,505	Voya Small Company Portfolio - Class I	$608,038	2.0
237,053	Voya U.S. Bond Index Portfolio - Class I	2,434,535	8.0
52,509	Voya U.S. High Dividend Low Volatility Fund - Class I	608,575	2.0
94,603	Voya U.S. Stock Index Portfolio - Class I	1,522,163	5.0
127,859	VY® BlackRock Inflation Protected Bond Portfolio - Class I	1,215,935	4.0
24,900	VY® Clarion Global Real Estate Portfolio - Class I	305,278	1.0
245,423	VY® Goldman Sachs Bond Portfolio - Class I	2,429,687	8.0
63,493	VY® Invesco Comstock Portfolio - Class I	1,291,443	4.2
107,354	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	3,045,621	10.0
		29,566,834	97.0
	Unaffiliated Investment Companies: 2.0%
122,309	Credit Suisse Commodity Return Strategy Fund - Class I	609,100	2.0
	Total Mutual Funds (Cost $29,844,051)	30,175,934	99.0
	Total Investments in Securities (Cost $30,147,619)	$30,479,817	100.0
	Assets in Excess of Other Liabilities	11,214	0.0
	Net Assets	$30,491,031	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$303,883	$—	$—	$303,883
Mutual Funds	30,175,934	—	—	30,175,934
Total Investments, at fair value	$30,479,817	$—	$—	$30,479,817

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
71

Voya Solution Moderately	PORTFOLIO OF INVESTMENTS
Conservative Portfolio	as of June 30, 2018 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2018, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$1,109,388	$103,120	$(715,991)	$(187,502)	$309,015	$14,533	$143,762	$—
Voya Floating Rate Fund - Class I	2,192,022	235,116	(293,480)	2,447	2,136,105	41,489	(3,121)	—
Voya Global Bond Fund - Class R6	627,553	75,863	(67,320)	(23,903)	612,193	13,971	2,256	—
Voya High Yield Bond Fund - Class R6	1,884,377	223,891	(205,569)	(70,180)	1,832,519	51,669	12,147	—
Voya Intermediate Bond Fund - Class R6	3,146,288	360,733	(676,657)	(86,918)	2,743,446	47,729	(15,778)	—
Voya International Index Portfolio - Class I	630,584	95,339	(73,170)	(40,680)	612,073	16,582	10,013	—
Voya Large Cap Growth Portfolio - Class I	1,114,519	73,780	(214,087)	17,105	991,317	—	46,058	—
Voya Large Cap Value Fund - Class R6	1,108,630	140,365	(326,242)	(10,697)	912,056	5,019	(4,417)	—
Voya MidCap Opportunities Portfolio - Class I	794,543	47,773	(343,461)	(42,209)	456,646	—	60,087	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	—	851,782	(26,763)	(55,804)	769,215	—	(641)	—
Voya Multi-Manager International Equity Fund - Class I	788,114	74,636	(197,874)	(51,417)	613,459	—	41,152	—
Voya Multi-Manager International Factors Fund - Class I	791,160	595,286	(102,837)	(58,450)	1,225,159	—	26,575	—
Voya Multi-Manager Mid Cap Value Fund - Class I	784,388	47,772	(305,666)	(70,466)	456,028	—	68,920	—
Voya Short Term Bond Fund - Class R6	2,494,772	280,810	(318,920)	(20,334)	2,436,328	25,239	(4,957)	—
Voya Small Company Portfolio - Class I	935,658	153,257	(371,572)	(109,305)	608,038	3,164	31,625	91,566
Voya U.S. Bond Index Portfolio - Class I	2,345,068	429,939	(279,229)	(61,243)	2,434,535	27,732	(10,030)	—
Voya U.S. High Dividend Low Volatility Fund - Class I	—	629,762	(34,050)	12,863	608,575	—	980	—
Voya U.S. Stock Index Portfolio - Class I	1,420,170	534,706	(430,545)	(2,168)	1,522,163	—	36,899	—
VY® BlackRock Inflation Protected Bond Portfolio - Class I	1,255,030	146,198	(167,241)	(18,052)	1,215,935	19,481	(1,551)	—
VY® Clarion Global Real Estate Portfolio - Class I	318,564	26,589	(34,111)	(5,764)	305,278	—	(24)	—
VY® Clarion Real Estate Portfolio - Class I	312,132	872	(297,043)	(15,961)	—	—	3,569	—
VY® Goldman Sachs Bond Portfolio - Class I	2,028,646	667,991	(223,241)	(43,709)	2,429,687	—	(147)	—
VY® Invesco Comstock Portfolio - Class I	641,678	764,052	(89,094)	(25,193)	1,291,443	—	31,987	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	3,124,189	215,085	(388,588)	94,935	3,045,621	—	(10,811)	—
	$29,847,473	$6,774,717	$(6,182,751)	$(872,605)	$29,566,834	$266,608	$464,553	$91,566

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2018 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(43,355)
Total	$(43,355)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(286)
Total	$(286)

See Accompanying Notes to Financial Statements
72

Voya Solution Moderately	PORTFOLIO OF INVESTMENTS
Conservative Portfolio	as of June 30, 2018 (Unaudited) (continued)

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $31,047,993.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$758,070
Gross Unrealized Depreciation	(1,326,246)
Net Unrealized Depreciation	$(568,176)

See Accompanying Notes to Financial Statements
73

PORTFOLIO OF INVESTMENTS
Voya Solution 2020 Portfolio	as of June 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 0.8%
3,393	iShares 1-3 Year Treasury Bond ETF	$282,874	0.8
	Total Exchange-Traded Funds (Cost $282,534)	282,874	0.8
MUTUAL FUNDS: 98.9%
	Affiliated Investment Companies: 97.4%
182,296	Voya Floating Rate Fund - Class I	1,788,323	5.0
111,303	Voya Global Bond Fund - Class R6	1,076,298	3.0
91,319	Voya High Yield Bond Fund - Class R6	715,942	2.0
328,783	Voya Intermediate Bond Fund - Class R6	3,215,501	9.0
105,706	Voya International Index Portfolio - Class I	1,076,090	3.0
64,971	Voya Large Cap Growth Portfolio - Class I	1,430,019	4.0
108,887	Voya Large Cap Value Fund - Class R6	1,425,327	4.0
23,709	Voya MidCap Opportunities Portfolio - Class I	356,816	1.0
74,025	Voya Multi-Manager Emerging Markets Equity Fund - Class I	902,364	2.5
89,283	Voya Multi-Manager International Equity Fund - Class I	1,078,537	3.0
173,593	Voya Multi-Manager International Factors Fund - Class I	1,794,957	5.0
29,719	Voya Multi-Manager Mid Cap Value Fund - Class I	356,332	1.0
266,782	Voya Short Term Bond Fund - Class R6	2,587,781	7.2
18,463	Voya Small Company Portfolio - Class I	356,332	1.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
312,572	Voya U.S. Bond Index Portfolio - Class I	$3,210,119	9.0
123,088	Voya U.S. High Dividend Low Volatility Fund - Class I	1,426,587	4.0
110,872	Voya U.S. Stock Index Portfolio - Class I	1,783,931	5.0
187,324	VY® BlackRock Inflation Protected Bond Portfolio - Class I	1,781,452	5.0
29,185	VY® Clarion Global Real Estate Portfolio - Class I	357,807	1.0
314,621	VY® Goldman Sachs Bond Portfolio - Class I	3,114,748	8.7
35,020	VY® Invesco Comstock Portfolio - Class I	712,315	2.0
125,826	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	3,569,686	10.0
6,979	VY® T. Rowe Price Growth Equity Portfolio - Class I	714,553	2.0
		34,831,817	97.4
	Unaffiliated Investment Companies: 1.5%
107,541	Credit Suisse Commodity Return Strategy Fund - Class I	535,553	1.5
	Total Mutual Funds (Cost $35,186,742)	35,367,370	98.9
	Total Investments in Securities (Cost $35,469,276)	$35,650,244	99.7
	Assets in Excess of Other Liabilities	117,614	0.3
	Net Assets	$35,767,858	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$282,874	$—	$—	$282,874
Mutual Funds	35,367,370	—	—	35,367,370
Total Investments, at fair value	$35,650,244	$—	$—	$35,650,244

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
74

PORTFOLIO OF INVESTMENTS
Voya Solution 2020 Portfolio	as of June 30, 2018 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2018, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation (Depreciation)	Ending Fair Value at 06/30/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$331,522	$—	$(331,522)	$—	$—	$—	$2,467	$—
Voya Floating Rate Fund - Class I	1,654,532	452,581	(314,617)	(4,173)	1,788,323	34,222	2,482	—
Voya Global Bond Fund - Class R6	994,754	288,669	(160,698)	(46,427)	1,076,298	24,076	6,460	—
Voya High Yield Bond Fund - Class R6	663,699	189,197	(112,714)	(24,240)	715,942	19,720	2,286	—
Voya Intermediate Bond Fund - Class R6	3,308,898	941,114	(941,392)	(93,119)	3,215,501	54,570	(20,710)	—
Voya International Index Portfolio - Class I	393,312	1,020,417	(268,797)	(68,842)	1,076,090	29,810	19,382	—
Voya Large Cap Growth Portfolio - Class I	1,685,287	372,406	(614,345)	(13,329)	1,430,019	—	104,653	—
Voya Large Cap Value Fund - Class R6	859,144	815,796	(228,345)	(21,268)	1,425,327	4,278	13,665	—
Voya MidCap Opportunities Portfolio - Class I	503,761	109,780	(228,289)	(28,436)	356,816	—	41,130	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	857,536	666,101	(444,589)	(176,684)	902,364	—	80,168	—
Voya Multi-Manager International Equity Fund - Class I	999,946	288,083	(155,352)	(54,140)	1,078,537	—	34,228	—
Voya Multi-Manager International Factors Fund - Class I	1,672,856	480,323	(266,323)	(91,899)	1,794,957	—	51,447	—
Voya Multi-Manager Large Cap Core Portfolio - Class I	846,952	166,788	(951,071)	(62,669)	—	—	40,695	—
Voya Multi-Manager Mid Cap Value Fund - Class I	497,436	109,780	(236,314)	(14,570)	356,332	—	14,813	—
Voya Short Term Bond Fund - Class R6	2,389,757	664,350	(447,742)	(18,584)	2,587,781	26,299	(6,981)	—
Voya Small Company Portfolio - Class I	989,132	265,481	(841,622)	(56,659)	356,332	1,858	4,714	53,770
Voya U.S. Bond Index Portfolio - Class I	1,949,708	1,720,553	(407,989)	(52,153)	3,210,119	28,895	(8,569)	—
Voya U.S. High Dividend Low Volatility Fund - Class I	—	1,522,410	(125,633)	29,810	1,426,587	—	3,798	—
Voya U.S. Stock Index Portfolio - Class I	1,391,069	1,206,430	(784,228)	(29,340)	1,783,931	—	64,267	—
VY® BlackRock Inflation Protected Bond Portfolio - Class I	1,658,118	467,233	(324,632)	(19,267)	1,781,452	28,385	(7,346)	—
VY® Clarion Global Real Estate Portfolio - Class I	336,581	82,506	(57,427)	(3,853)	357,807	—	(941)	—
VY® Clarion Real Estate Portfolio - Class I	329,957	3,085	(328,564)	(4,478)	—	—	(8,557)	—
VY® Goldman Sachs Bond Portfolio - Class I	2,260,057	1,311,782	(422,779)	(34,312)	3,114,748	—	(15,984)	—
VY® Invesco Comstock Portfolio - Class I	847,032	189,432	(259,807)	(64,342)	712,315	—	68,236	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	3,301,787	764,228	(568,712)	72,383	3,569,686	—	23,231	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	496,824	303,311	(114,537)	28,955	714,553	—	31,530	—
	$31,219,657	$14,401,836	$(9,938,040)	$(851,636)	$34,831,817	$252,113	$540,564	$53,770

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $35,607,499.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$640,773
Gross Unrealized Depreciation	(598,028)
Net Unrealized Appreciation	$42,745

See Accompanying Notes to Financial Statements
75

PORTFOLIO OF INVESTMENTS
Voya Solution 2025 Portfolio	as of June 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.2%
25,858	iShares 1-3 Year Treasury Bond ETF	$2,156,169	0.2
142,200	iShares Russell 1000 Value Index Fund	17,260,236	2.0
	Total Exchange-Traded Funds (Cost $18,796,900)	19,416,405	2.2
MUTUAL FUNDS: 97.7%
	Affiliated Investment Companies: 96.2%
751,471	Voya Emerging Markets Index Portfolio - Class I	8,762,152	1.0
4,415,772	Voya Floating Rate Fund - Class I	43,318,719	5.0
2,696,114	Voya Global Bond Fund - Class R6	26,071,422	3.0
2,212,050	Voya High Yield Bond Fund - Class R6	17,342,470	2.0
7,964,101	Voya Intermediate Bond Fund - Class R6	77,888,907	9.0
3,413,985	Voya International Index Portfolio - Class I	34,754,372	4.0
1,967,188	Voya Large Cap Growth Portfolio - Class I	43,297,801	5.0
2,638,439	Voya Large Cap Value Fund - Class R6	34,537,166	4.0
1,005,001	Voya MidCap Opportunities Portfolio - Class I	15,125,265	1.8
2,689,789	Voya Multi-Manager Emerging Markets Equity Fund - Class I	32,788,525	3.8
3,244,011	Voya Multi-Manager International Equity Fund - Class I	39,187,657	4.5
4,625,385	Voya Multi-Manager International Factors Fund - Class I	47,826,480	5.5
1,259,773	Voya Multi-Manager Mid Cap Value Fund - Class I	15,104,680	1.7
2,896,818	Voya Short Term Bond Fund - Class R6	28,099,137	3.2
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
894,430	Voya Small Company Portfolio - Class I	$17,262,492	2.0
5,468,215	Voya U.S. Bond Index Portfolio - Class I	56,158,568	6.5
2,981,496	Voya U.S. High Dividend Low Volatility Fund - Class I	34,555,535	4.0
2,686,106	Voya U.S. Stock Index Portfolio - Class I	43,219,440	5.0
1,814,982	VY® BlackRock Inflation Protected Bond Portfolio - Class I	17,260,480	2.0
706,936	VY® Clarion Global Real Estate Portfolio - Class I	8,667,034	1.0
4,572,537	VY® Goldman Sachs Bond Portfolio - Class I	45,268,117	5.2
1,272,420	VY® Invesco Comstock Portfolio - Class I	25,881,030	3.0
3,047,830	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	86,466,943	10.0
338,081	VY® T. Rowe Price Growth Equity Portfolio - Class I	34,616,150	4.0
		833,460,542	96.2
	Unaffiliated Investment Companies: 1.5%
2,603,250	Credit Suisse Commodity Return Strategy Fund - Class I	12,964,184	1.5
	Total Mutual Funds (Cost $816,132,610)	846,424,726	97.7
	Total Investments in Securities (Cost $834,929,510)	$865,841,131	99.9
	Assets in Excess of Other Liabilities	897,145	0.1
	Net Assets	$866,738,276	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$19,416,405	$—	$—	$19,416,405
Mutual Funds	846,424,726	—	—	846,424,726
Total Investments, at fair value	$865,841,131	$—	$—	$865,841,131

See Accompanying Notes to Financial Statements
76

PORTFOLIO OF INVESTMENTS
Voya Solution 2025 Portfolio	as of June 30, 2018 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Other Financial Instruments+
Futures	126,292	—	—	126,292
Total Assets	$865,967,423	$—	$—	$865,967,423

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2018, the following futures contracts were outstanding for Voya Solution 2025 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	31	09/28/18	$6,566,672	$4,735
			$6,566,672	$4,735
Short Contracts:
Mini MSCI Emerging Markets Index	(124)	09/21/18	(6,592,460)	121,557
			$(6,592,460)	$121,557

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2018, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$27,772,416	$1,514,836	$(15,716,053)	$(4,809,047)	$8,762,152	$211,106	$4,166,886	$—
Voya Floating Rate Fund - Class I	45,717,600	3,351,856	(5,924,899)	174,162	43,318,719	868,204	(184,249)	—
Voya Global Bond Fund - Class R6	27,487,089	2,335,488	(2,750,264)	(1,000,891)	26,071,422	619,896	45,858	—
Voya High Yield Bond Fund - Class R6	18,340,529	1,558,526	(2,074,954)	(481,631)	17,342,470	507,621	(99,717)	—
Voya Intermediate Bond Fund - Class R6	89,033,389	8,088,912	(16,715,336)	(2,518,058)	77,888,907	1,376,943	(441,239)	—
Voya International Index Portfolio - Class I	36,825,106	3,660,041	(3,238,863)	(2,491,912)	34,754,372	961,616	661,280	—
Voya Large Cap Growth Portfolio - Class I	55,606,446	1,283,916	(14,789,135)	1,196,574	43,297,801	—	1,631,126	—
Voya Large Cap Value Fund - Class R6	27,689,894	11,578,754	(4,129,040)	(602,442)	34,537,166	125,212	238,451	—
Voya MidCap Opportunities Portfolio - Class I	20,883,650	476,401	(5,991,968)	(242,818)	15,125,265	—	810,419	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	18,482,458	20,090,436	(2,093,112)	(3,691,257)	32,788,525	—	885,596	—
Voya Multi-Manager International Equity Fund - Class I	41,423,736	3,012,138	(4,180,478)	(1,067,739)	39,187,657	—	314,903	—
Voya Multi-Manager International Factors Fund - Class I	50,824,833	3,731,534	(4,854,111)	(1,875,776)	47,826,480	—	757,024	—
Voya Multi-Manager Large Cap Core Portfolio - Class I	37,198,139	1,441,111	(34,306,963)	(4,332,287)	—	—	3,417,225	—
Voya Multi-Manager Mid Cap Value Fund - Class I	20,614,504	509,499	(5,904,275)	(115,048)	15,104,680	—	132,822	—
Voya Short Term Bond Fund - Class R6	29,594,566	2,311,158	(3,593,345)	(213,242)	28,099,137	303,049	(93,893)	—
Voya Small Company Portfolio - Class I	27,320,054	3,547,398	(11,171,619)	(2,433,341)	17,262,492	91,726	124,226	2,654,388
Voya U.S. Bond Index Portfolio - Class I	27,391,992	33,621,275	(4,167,857)	(686,842)	56,158,568	442,188	(133,376)	—
Voya U.S. High Dividend Low Volatility Fund - Class I	—	36,131,830	(2,318,340)	742,045	34,555,535	—	64,053	—
Voya U.S. Stock Index Portfolio - Class I	64,458,621	12,484,215	(32,399,906)	(1,323,490)	43,219,440	—	2,150,812	—
VY® BlackRock Inflation Protected Bond Portfolio - Class I	—	18,140,010	(951,997)	72,467	17,260,480	74,095	508	—
VY® Clarion Global Real Estate Portfolio - Class I	9,302,237	462,740	(918,229)	(179,714)	8,667,034	—	(6,254)	—
See Accompanying Notes to Financial Statements
77

PORTFOLIO OF INVESTMENTS
Voya Solution 2025 Portfolio	as of June 30, 2018 (Unaudited) (continued)

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
VY® Clarion Real Estate Portfolio - Class I	9,114,241	27,672	(8,537,612)	(604,301)	—	—	241,807	—
VY® Goldman Sachs Bond Portfolio - Class I	54,685,451	3,953,913	(12,317,591)	(1,053,656)	45,268,117	—	(170,596)	—
VY® Invesco Comstock Portfolio - Class I	28,104,268	1,152,093	(2,841,576)	(533,755)	25,881,030	—	641,565	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	91,122,569	2,589,570	(9,535,327)	2,290,131	86,466,943	—	49,155	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	16,012,849	20,602,120	(3,513,870)	1,515,051	34,616,150	—	971,014	—
	$875,006,637	$197,657,442	$(214,936,720)	$(24,266,817)	$833,460,542	$5,581,656	$16,175,406	$2,654,388

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2018 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$121,557
Interest rate contracts	Net Assets — Unrealized appreciation*	4,735
Total Asset Derivatives		$126,292

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2018 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(1,624,002)
Total	$(1,624,002)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$158,822
Interest rate contracts	4,735
Total	$163,557

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $849,861,128.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$38,411,045
Gross Unrealized Depreciation	(22,304,750)
Net Unrealized Appreciation	$16,106,295

See Accompanying Notes to Financial Statements
78

PORTFOLIO OF INVESTMENTS
Voya Solution 2030 Portfolio	as of June 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.0%
3,731	iShares 1-3 Year Treasury Bond ETF	$311,054	1.0
7,693	iShares Russell 1000 Value Index Fund	933,776	3.0
	Total Exchange-Traded Funds (Cost $1,212,056)	1,244,830	4.0
MUTUAL FUNDS: 95.9%
	Affiliated Investment Companies: 94.4%
27,160	Voya Emerging Markets Index Portfolio - Class I	316,684	1.0
127,543	Voya Floating Rate Fund - Class I	1,251,200	4.0
79,865	Voya High Yield Bond Fund - Class R6	626,142	2.0
239,613	Voya Intermediate Bond Fund - Class R6	2,343,417	7.5
154,070	Voya International Index Portfolio - Class I	1,568,435	5.0
71,024	Voya Large Cap Growth Portfolio - Class I	1,563,231	5.0
71,537	Voya Large Cap Value Fund - Class R6	936,417	3.0
41,467	Voya MidCap Opportunities Portfolio - Class I	624,084	2.0
103,496	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,261,612	4.0
169,174	Voya Multi-Manager International Equity Fund - Class I	2,043,619	6.5
227,717	Voya Multi-Manager International Factors Fund - Class I	2,354,589	7.5
51,979	Voya Multi-Manager Mid Cap Value Fund - Class I	623,233	2.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
32,292	Voya Small Company Portfolio - Class I	$623,233	2.0
136,729	Voya U.S. Bond Index Portfolio - Class I	1,404,202	4.5
94,187	Voya U.S. High Dividend Low Volatility Fund - Class I	1,091,625	3.5
145,480	Voya U.S. Stock Index Portfolio - Class I	2,340,775	7.5
38,284	VY® Clarion Global Real Estate Portfolio - Class I	469,364	1.5
157,223	VY® Goldman Sachs Bond Portfolio - Class I	1,556,503	4.9
76,564	VY® Invesco Comstock Portfolio - Class I	1,557,315	5.0
110,037	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	3,121,746	10.0
18,309	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,874,683	6.0
		29,552,109	94.4
	Unaffiliated Investment Companies: 1.5%
93,902	Credit Suisse Commodity Return Strategy Fund - Class I	467,634	1.5
	Total Mutual Funds (Cost $29,786,396)	30,019,743	95.9
	Total Investments in Securities (Cost $30,998,452)	$31,264,573	99.9
	Assets in Excess of Other Liabilities	36,947	0.1
	Net Assets	$31,301,520	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,244,830	$—	$—	$1,244,830
Mutual Funds	30,019,743	—	—	30,019,743
Total Investments, at fair value	$31,264,573	$—	$—	$31,264,573

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
79

PORTFOLIO OF INVESTMENTS
Voya Solution 2030 Portfolio	as of June 30, 2018 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2018, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$940,753	$250,744	$(737,431)	$(137,382)	$316,684	$23,822	$59,318	$—
Voya Floating Rate Fund - Class I	1,549,912	461,269	(761,041)	1,060	1,251,200	31,553	(2,899)	—
Voya High Yield Bond Fund - Class R6	621,744	198,490	(172,917)	(21,175)	626,142	18,112	621	—
Voya Index Plus LargeCap Portfolio - Class I	948,705	180,632	(998,410)	(130,927)	—	—	116,394	—
Voya Intermediate Bond Fund - Class R6	2,095,676	921,980	(612,386)	(61,853)	2,343,417	36,524	(10,993)	—
Voya International Index Portfolio - Class I	633,988	1,412,330	(365,245)	(112,638)	1,568,435	45,371	26,353	—
Voya Large Cap Growth Portfolio - Class I	1,894,894	444,585	(749,398)	(26,850)	1,563,231	—	127,111	—
Voya Large Cap Value Fund - Class R6	951,870	509,565	(521,016)	(4,002)	936,417	4,628	(11,161)	—
Voya MidCap Opportunities Portfolio - Class I	786,539	183,855	(311,889)	(34,421)	624,084	—	56,832	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	943,326	762,173	(260,006)	(183,881)	1,261,612	—	73,460	—
Voya Multi-Manager International Equity Fund - Class I	1,872,839	721,557	(419,473)	(131,304)	2,043,619	—	90,041	—
Voya Multi-Manager International Factors Fund - Class I	2,193,367	814,047	(500,610)	(152,215)	2,354,589	—	92,834	—
Voya Multi-Manager Large Cap Core Portfolio - Class I	1,269,987	240,843	(1,418,881)	(91,949)	—	—	56,826	—
Voya Multi-Manager Mid Cap Value Fund - Class I	776,569	192,727	(328,162)	(17,901)	623,233	—	20,475	—
Voya Small Company Portfolio - Class I	1,235,204	397,210	(915,811)	(93,370)	623,233	3,436	3,433	99,441
Voya U.S. Bond Index Portfolio - Class I	—	1,603,423	(200,663)	1,442	1,404,202	5,826	(126)	—
Voya U.S. High Dividend Low Volatility Fund - Class I	—	1,239,708	(170,338)	22,255	1,091,625	—	5,224	—
Voya U.S. Stock Index Portfolio - Class I	2,521,545	1,944,678	(2,004,794)	(120,654)	2,340,775	—	144,994	—
VY® Clarion Global Real Estate Portfolio - Class I	473,041	132,256	(127,337)	(8,596)	469,364	—	409	—
VY® Clarion Real Estate Portfolio - Class I	463,620	2,529	(457,585)	(8,564)	—	—	(9,893)	—
VY® Goldman Sachs Bond Portfolio - Class I	1,313,518	639,168	(374,779)	(21,404)	1,556,503	—	(7,941)	—
VY® Invesco Comstock Portfolio - Class I	952,545	945,507	(296,486)	(44,251)	1,557,315	—	51,941	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	3,092,836	809,353	(801,067)	20,624	3,121,746	—	62,918	2
VY® T. Rowe Price Growth Equity Portfolio - Class I	930,569	1,280,930	(377,695)	40,879	1,874,683	—	100,764	—
	$28,463,047	$16,289,559	$(13,883,420)	$(1,317,077)	$29,552,109	$169,272	$1,046,935	$99,443

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $31,060,622.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$634,771
Gross Unrealized Depreciation	(430,820)
Net Unrealized Appreciation	$203,951

See Accompanying Notes to Financial Statements
80

PORTFOLIO OF INVESTMENTS
Voya Solution 2035 Portfolio	as of June 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.4%
47,100	iShares 1-3 Year Treasury Bond ETF	$3,927,434	0.4
215,849	iShares Russell 1000 Value Index Fund	26,199,751	3.0
	Total Exchange-Traded Funds (Cost $28,910,508)	30,127,185	3.4
MUTUAL FUNDS: 96.4%
	Affiliated Investment Companies: 94.9%
2,131,506	Voya Emerging Markets Index Portfolio - Class I	24,853,355	2.8
3,574,541	Voya Floating Rate Fund - Class I	35,066,244	4.0
2,238,290	Voya High Yield Bond Fund - Class R6	17,548,191	2.0
1,559,007	Voya Index Plus LargeCap Portfolio - Class I	41,500,775	4.7
6,939,312	Voya Intermediate Bond Fund - Class R6	67,866,475	7.7
5,181,907	Voya International Index Portfolio - Class I	52,751,813	6.0
2,189,591	Voya Large Cap Growth Portfolio - Class I	48,192,903	5.5
2,002,846	Voya Large Cap Value Fund - Class R6	26,217,260	3.0
1,452,752	Voya MidCap Opportunities Portfolio - Class I	21,863,910	2.5
3,447,036	Voya Multi-Manager Emerging Markets Equity Fund - Class I	42,019,370	4.8
5,471,057	Voya Multi-Manager International Equity Fund - Class I	66,090,370	7.5
6,382,400	Voya Multi-Manager International Factors Fund - Class I	65,994,016	7.5
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
1,821,027	Voya Multi-Manager Mid Cap Value Fund - Class I	$21,834,119	2.5
905,041	Voya Small Company Portfolio - Class I	17,467,287	2.0
851,239	Voya U.S. Bond Index Portfolio - Class I	8,742,226	1.0
1,508,440	Voya U.S. High Dividend Low Volatility Fund - Class I	17,482,819	2.0
3,533,164	Voya U.S. Stock Index Portfolio - Class I	56,848,602	6.5
1,073,004	VY® Clarion Global Real Estate Portfolio - Class I	13,155,032	1.5
2,789,608	VY® Invesco Comstock Portfolio - Class I	56,740,627	6.4
2,467,201	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	69,994,500	8.0
598,665	VY® T. Rowe Price Growth Equity Portfolio - Class I	61,297,280	7.0
		833,527,174	94.9
	Unaffiliated Investment Companies: 1.5%
2,634,353	Credit Suisse Commodity Return Strategy Fund - Class I	13,119,080	1.5
	Total Mutual Funds (Cost $796,925,312)	846,646,254	96.4
	Total Investments in Securities (Cost $825,835,820)	$876,773,439	99.8
	Assets in Excess of Other Liabilities	1,501,184	0.2
	Net Assets	$878,274,623	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$30,127,185	$—	$—	$30,127,185
Mutual Funds	846,646,254	—	—	846,646,254
Total Investments, at fair value	$876,773,439	$—	$—	$876,773,439
Other Financial Instruments+
Futures	259,078	—	—	259,078
Total Assets	$877,032,517	$—	$—	$877,032,517

See Accompanying Notes to Financial Statements
81

PORTFOLIO OF INVESTMENTS
Voya Solution 2035 Portfolio	as of June 30, 2018 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Liabilities Table
Other Financial Instruments+
Futures	$(168,095)	$—	$—	$(168,095)
Total Liabilities	$(168,095)	$—	$—	$(168,095)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2018, the following futures contracts were outstanding for Voya Solution 2035 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500 E-Mini	64	09/21/18	$8,709,120	$(168,095)
U.S. Treasury 2-Year Note	23	09/28/18	4,872,047	3,532
			$13,581,167	$(164,563)
Short Contracts:
Mini MSCI Emerging Markets Index	(259)	09/21/18	(13,769,735)	255,546
			$(13,769,735)	$255,546

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2018, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$27,963,942	$2,552,186	$(2,498,942)	$(3,163,831)	$24,853,355	$638,930	$733,470	$—
Voya Floating Rate Fund - Class I	46,020,909	4,152,407	(15,554,089)	447,017	35,066,244	892,784	(482,594)	—
Voya High Yield Bond Fund - Class R6	18,461,448	1,898,160	(2,201,304)	(610,113)	17,548,191	511,551	21,293	—
Voya Index Plus LargeCap Portfolio - Class I	28,175,352	21,100,068	(3,484,387)	(4,290,258)	41,500,775	645,825	812,080	3,405,271
Voya Intermediate Bond Fund - Class R6	47,862,192	28,174,940	(6,699,616)	(1,471,041)	67,866,475	886,527	(182,830)	—
Voya International Index Portfolio - Class I	46,338,518	13,760,203	(3,695,628)	(3,651,280)	52,751,813	1,460,170	766,881	—
Voya Large Cap Growth Portfolio - Class I	65,374,808	1,565,352	(19,528,807)	781,550	48,192,903	—	2,365,396	—
Voya Large Cap Value Fund - Class R6	27,805,710	3,153,758	(4,209,362)	(532,846)	26,217,260	128,468	79,646	—
Voya MidCap Opportunities Portfolio - Class I	32,697,693	767,386	(11,455,851)	(145,318)	21,863,910	—	940,762	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	37,219,584	12,773,359	(3,527,326)	(4,446,247)	42,019,370	—	681,008	—
Voya Multi-Manager International Equity Fund - Class I	64,868,082	8,628,689	(5,700,812)	(1,705,589)	66,090,370	—	390,558	—
Voya Multi-Manager International Factors Fund - Class I	65,117,493	8,673,467	(6,100,506)	(1,696,438)	65,994,016	—	58,915	—
Voya Multi-Manager Large Cap Core Portfolio - Class I	73,325,404	2,907,758	(68,878,710)	(7,354,452)	—	—	5,482,353	—
Voya Multi-Manager Mid Cap Value Fund - Class I	32,279,828	1,342,770	(12,213,456)	424,977	21,834,119	—	(477,777)	—
Voya Small Company Portfolio - Class I	36,671,155	4,420,095	(20,223,197)	(3,400,766)	17,467,287	92,167	935,234	2,667,128
Voya U.S. Bond Index Portfolio - Class I	—	9,196,039	(462,332)	8,519	8,742,226	35,296	105	—
Voya U.S. High Dividend Low Volatility Fund - Class I	—	18,321,481	(1,213,234)	374,572	17,482,819	—	31,517	—
Voya U.S. Stock Index Portfolio - Class I	74,265,145	17,065,511	(32,693,594)	(1,788,460)	56,848,602	—	2,763,080	—
VY® Clarion Global Real Estate Portfolio - Class I	14,044,966	945,337	(1,525,285)	(309,986)	13,155,032	—	22,510	—
VY® Clarion Real Estate Portfolio - Class I	13,762,642	17,599	(12,531,262)	(1,248,979)	—	—	701,884	—
VY® Invesco Comstock Portfolio - Class I	37,717,518	24,071,553	(4,310,784)	(737,660)	56,740,627	—	940,265	—
See Accompanying Notes to Financial Statements
82

PORTFOLIO OF INVESTMENTS
Voya Solution 2035 Portfolio	as of June 30, 2018 (Unaudited) (continued)

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	64,278,276	10,833,257	(6,890,461)	1,773,428	69,994,500	—	18,872
VY® T. Rowe Price Growth Equity Portfolio - Class I	27,627,985	37,143,909	(6,522,692)	3,048,078	61,297,280	—	1,293,401	—
	$881,878,650	$233,465,284	$(252,121,637)	$(29,695,123)	$833,527,174	$5,291,718	$17,896,029	$6,072,399

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2018 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$255,546
Interest rate contracts	Net Assets — Unrealized appreciation*	3,532
Total Asset Derivatives		$259,078
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$168,095
Total Liability Derivatives		$168,095

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2018 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(1,637,206)
Total	$(1,637,206)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$123,933
Interest rate contracts	3,532
Total	$127,465

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $840,107,777.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$55,941,532
Gross Unrealized Depreciation	(19,184,887)
Net Unrealized Appreciation	$36,756,645

See Accompanying Notes to Financial Statements
83

PORTFOLIO OF INVESTMENTS
Voya Solution 2040 Portfolio	as of June 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.0%
3,116	iShares 1-3 Year Treasury Bond ETF	$259,781	1.0
6,426	iShares Russell 1000 Value Index Fund	779,988	3.0
	Total Exchange-Traded Funds (Cost $1,002,143)	1,039,769	4.0
MUTUAL FUNDS: 95.9%
	Affiliated Investment Companies: 94.4%
22,833	Voya Emerging Markets Index Portfolio - Class I	266,234	1.0
79,969	Voya Floating Rate Fund - Class I	784,498	3.0
66,766	Voya High Yield Bond Fund - Class R6	523,449	2.0
51,402	Voya Index Plus LargeCap Portfolio - Class I	1,368,312	5.2
100,231	Voya Intermediate Bond Fund - Class R6	980,259	3.7
206,103	Voya International Index Portfolio - Class I	2,098,125	8.0
65,317	Voya Large Cap Growth Portfolio - Class I	1,437,632	5.5
69,818	Voya Large Cap Value Fund - Class R6	913,924	3.5
52,004	Voya MidCap Opportunities Portfolio - Class I	782,658	3.0
118,864	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,448,953	5.5
174,080	Voya Multi-Manager International Equity Fund - Class I	2,102,892	8.0
177,694	Voya Multi-Manager International Factors Fund - Class I	1,837,358	7.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
65,187	Voya Multi-Manager Mid Cap Value Fund - Class I	$781,592	3.0
40,497	Voya Small Company Portfolio - Class I	781,592	3.0
44,998	Voya U.S. High Dividend Low Volatility Fund - Class I	521,523	2.0
121,656	Voya U.S. Stock Index Portfolio - Class I	1,957,442	7.5
32,008	VY® Clarion Global Real Estate Portfolio - Class I	392,418	1.5
83,216	VY® Invesco Comstock Portfolio - Class I	1,692,616	6.5
73,598	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	2,087,983	8.0
19,135	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,959,183	7.5
		24,718,643	94.4
	Unaffiliated Investment Companies: 1.5%
78,424	Credit Suisse Commodity Return Strategy Fund - Class I	390,553	1.5
	Total Mutual Funds (Cost $24,666,637)	25,109,196	95.9
	Total Investments in Securities (Cost $25,668,780)	$26,148,965	99.9
	Assets in Excess of Other Liabilities	15,617	0.1
	Net Assets	$26,164,582	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,039,769	$—	$—	$1,039,769
Mutual Funds	25,109,196	—	—	25,109,196
Total Investments, at fair value	$26,148,965	$—	$—	$26,148,965

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
84

PORTFOLIO OF INVESTMENTS
Voya Solution 2040 Portfolio	as of June 30, 2018 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2018, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$716,631	$188,474	$(530,871)	$(108,000)	$266,234	$19,128	$42,766	$—
Voya Floating Rate Fund - Class I	709,033	214,978	(138,764)	(749)	784,498	16,349	(1,355)	—
Voya High Yield Bond Fund - Class R6	474,061	148,395	(83,073)	(15,934)	523,449	14,478	(497)	—
Voya Index Plus LargeCap Portfolio - Class I	723,119	938,434	(159,940)	(133,301)	1,368,312	21,379	19,057	112,726
Voya Intermediate Bond Fund - Class R6	531,804	577,952	(111,819)	(17,678)	980,259	11,523	(1,994)	—
Voya International Index Portfolio - Class I	722,786	1,739,481	(220,248)	(143,894)	2,098,125	58,316	27,981	—
Voya Large Cap Growth Portfolio - Class I	2,046,017	421,056	(1,018,058)	(11,383)	1,437,632	—	102,547	—
Voya Large Cap Value Fund - Class R6	848,290	377,415	(300,772)	(11,009)	913,924	4,555	(4,422)	—
Voya MidCap Opportunities Portfolio - Class I	959,098	203,734	(346,907)	(33,267)	782,658	—	58,272	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,078,082	696,531	(139,849)	(185,811)	1,448,953	—	58,360	—
Voya Multi-Manager International Equity Fund - Class I	1,903,492	506,695	(217,989)	(89,306)	2,102,892	—	44,446	—
Voya Multi-Manager International Factors Fund - Class I	1,671,763	449,561	(198,185)	(85,781)	1,837,358	—	39,088	—
Voya Multi-Manager Large Cap Core Portfolio - Class I	2,061,552	407,521	(2,328,529)	(140,544)	—	(1)	78,089	—
Voya Multi-Manager Mid Cap Value Fund - Class I	947,181	224,464	(370,880)	(19,173)	781,592	—	19,507	—
Voya Small Company Portfolio - Class I	1,176,801	400,830	(714,899)	(81,140)	781,592	4,158	(26,509)	120,319
Voya U.S. High Dividend Low Volatility Fund - Class I	—	564,732	(53,908)	10,699	521,523	—	1,481	—
Voya U.S. Stock Index Portfolio - Class I	1,200,241	1,247,428	(469,664)	(20,563)	1,957,442	—	41,668	—
VY® Clarion Global Real Estate Portfolio - Class I	360,576	98,067	(59,967)	(6,258)	392,418	—	317	—
VY® Clarion Real Estate Portfolio - Class I	353,513	3,560	(350,449)	(6,624)	—	—	(7,438)	—
VY® Invesco Comstock Portfolio - Class I	1,089,042	810,708	(168,954)	(38,180)	1,692,616	—	43,354	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,591,703	719,107	(249,146)	26,319	2,087,983	—	23,756	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	709,249	1,419,209	(253,422)	84,147	1,959,183	—	44,584	—
	$21,874,034	$12,358,332	$(8,486,293)	$(1,027,430)	$24,718,643	$149,885	$603,058	$233,045

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $25,728,336.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$776,946
Gross Unrealized Depreciation	(356,317)
Net Unrealized Appreciation	$420,629

See Accompanying Notes to Financial Statements
85

PORTFOLIO OF INVESTMENTS
Voya Solution 2045 Portfolio	as of June 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.1%
46,745	iShares 1-3 Year Treasury Bond ETF	$3,897,832	0.6
187,443	iShares Russell 1000 Value Index Fund	22,751,831	3.5
	Total Exchange-Traded Funds (Cost $24,505,236)	26,649,663	4.1
MUTUAL FUNDS: 95.7%
	Affiliated Investment Companies: 94.2%
1,587,692	Voya Emerging Markets Index Portfolio - Class I	18,512,484	2.8
1,164,809	Voya Floating Rate Fund - Class I	11,426,776	1.7
1,833,458	Voya Index Plus LargeCap Portfolio - Class I	48,806,656	7.5
2,834,403	Voya Intermediate Bond Fund - Class R6	27,720,464	4.2
5,146,199	Voya International Index Portfolio - Class I	52,388,303	8.0
2,223,916	Voya Large Cap Growth Portfolio - Class I	48,948,401	7.5
1,990,007	Voya Large Cap Value Fund - Class R6	26,049,194	4.0
1,514,873	Voya MidCap Opportunities Portfolio - Class I	22,798,833	3.5
3,567,937	Voya Multi-Manager Emerging Markets Equity Fund - Class I	43,493,149	6.6
4,890,018	Voya Multi-Manager International Equity Fund - Class I	59,071,421	9.0
4,436,899	Voya Multi-Manager International Factors Fund - Class I	45,877,534	7.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
1,898,889	Voya Multi-Manager Mid Cap Value Fund - Class I	$22,767,678	3.5
1,011,147	Voya Small Company Portfolio - Class I	19,515,142	3.0
1,123,527	Voya U.S. High Dividend Low Volatility Fund - Class I	13,021,680	2.0
3,036,816	Voya U.S. Stock Index Portfolio - Class I	48,862,369	7.5
799,206	VY® Clarion Global Real Estate Portfolio - Class I	9,798,263	1.5
2,397,430	VY® Invesco Comstock Portfolio - Class I	48,763,733	7.4
477,756	VY® T. Rowe Price Growth Equity Portfolio - Class I	48,917,420	7.5
		616,739,500	94.2
	Unaffiliated Investment Companies: 1.5%
1,960,896	Credit Suisse Commodity Return Strategy Fund - Class I	9,765,261	1.5
	Total Mutual Funds (Cost $589,646,478)	626,504,761	95.7
	Total Investments in Securities (Cost $614,151,714)	$653,154,424	99.8
	Assets in Excess of Other Liabilities	1,097,618	0.2
	Net Assets	$654,252,042	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$26,649,663	$—	$—	$26,649,663
Mutual Funds	626,504,761	—	—	626,504,761
Total Investments, at fair value	$653,154,424	$—	$—	$653,154,424
Other Financial Instruments+
Futures	174,220	—	—	174,220
Total Assets	$653,328,644	$—	$—	$653,328,644

See Accompanying Notes to Financial Statements
86

PORTFOLIO OF INVESTMENTS
Voya Solution 2045 Portfolio	as of June 30, 2018 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Liabilities Table
Other Financial Instruments+
Futures	$(126,619)	$—	$—	$(126,619)
Total Liabilities	$(126,619)	$—	$—	$(126,619)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2018, the following futures contracts were outstanding for Voya Solution 2045 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500 E-Mini	48	09/21/18	$6,531,840	$(126,619)
U.S. Treasury 2-Year Note	12	09/28/18	2,541,938	1,837
			$9,073,778	$(124,782)
Short Contracts:
Mini MSCI Emerging Markets Index	(174)	09/21/18	(9,250,710)	172,383
			$(9,250,710)	$172,383

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2018, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$20,777,032	$1,935,363	$(1,844,153)	$(2,355,758)	$18,512,484	$480,164	$521,289	$—
Voya Floating Rate Fund - Class I	11,967,575	1,274,003	(1,851,083)	36,281	11,426,776	251,551	(60,324)	—
Voya Index Plus LargeCap Portfolio - Class I	20,933,949	36,608,511	(3,931,203)	(4,804,601)	48,806,656	767,773	840,027	4,048,275
Voya Intermediate Bond Fund - Class R6	29,065,981	3,470,999	(3,937,188)	(879,328)	27,720,464	466,431	(100,043)	—
Voya International Index Portfolio - Class I	41,315,142	18,229,657	(3,453,115)	(3,703,381)	52,388,303	1,463,406	772,590	—
Voya Large Cap Growth Portfolio - Class I	72,865,831	2,232,527	(25,722,811)	(427,146)	48,948,401	—	3,723,773	—
Voya Large Cap Value Fund - Class R6	27,471,662	3,504,979	(4,372,255)	(555,192)	26,049,194	129,009	98,119	—
Voya MidCap Opportunities Portfolio - Class I	34,704,127	1,059,599	(12,105,655)	(859,238)	22,798,833	—	1,691,360	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	34,567,986	17,371,473	(3,876,330)	(4,569,980)	43,493,149	—	683,519	—
Voya Multi-Manager International Equity Fund - Class I	61,967,101	3,860,729	(5,169,194)	(1,587,215)	59,071,421	—	370,863	—
Voya Multi-Manager International Factors Fund - Class I	41,469,698	9,651,636	(4,288,455)	(955,345)	45,877,534	—	(231,747)	—
Voya Multi-Manager Large Cap Core Portfolio - Class I	69,881,536	2,500,283	(65,852,825)	(6,528,994)	—	—	4,714,077	—
Voya Multi-Manager Mid Cap Value Fund - Class I	34,261,826	1,871,463	(14,411,309)	1,045,698	22,767,678	—	(1,114,012)	—
Voya Small Company Portfolio - Class I	34,056,436	5,138,597	(16,148,789)	(3,531,102)	19,515,142	104,356	834,767	3,019,869
Voya U.S. High Dividend Low Volatility Fund - Class I	—	13,771,027	(1,028,260)	278,913	13,021,680	—	26,882	—
See Accompanying Notes to Financial Statements
87

PORTFOLIO OF INVESTMENTS
Voya Solution 2045 Portfolio	as of June 30, 2018 (Unaudited) (continued)

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya U.S. Stock Index Portfolio - Class I	34,475,635	19,885,042	(5,956,985)	458,677	48,862,369	—	553,750	—
VY® Clarion Global Real Estate Portfolio - Class I	10,435,378	837,597	(1,242,018)	(232,694)	9,798,263	—	22,501	—
VY® Clarion Real Estate Portfolio - Class I	10,225,929	6,438	(9,414,256)	(818,111)	—	—	412,338	—
VY® Invesco Comstock Portfolio - Class I	35,028,298	18,361,954	(3,889,534)	(736,985)	48,763,733	—	916,215	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	20,523,413	31,287,358	(4,831,540)	1,938,189	48,917,420	—	1,456,981	—
	$645,994,535	$192,859,235	$(193,326,958)	$(28,787,312)	$616,739,500	$3,662,690	$16,132,925	$7,068,144

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2018 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$172,383
Interest rate contracts	Net Assets — Unrealized appreciation*	1,837
Total Asset Derivatives		$174,220
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$126,619
Total Liability Derivatives		$126,619

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2018 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(1,211,340)
Interest rate contracts	151
Total	$(1,211,189)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$73,704
Interest rate contracts	1,837
Total	$75,541

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $624,588,057.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$43,166,341
Gross Unrealized Depreciation	(14,552,372)
Net Unrealized Appreciation	$28,613,969

See Accompanying Notes to Financial Statements
88

PORTFOLIO OF INVESTMENTS
Voya Solution 2050 Portfolio	as of June 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.4%
2,482	iShares 1-3 Year Treasury Bond ETF	$206,924	1.0
5,972	iShares Russell 1000 Value Index Fund	724,882	3.4
	Total Exchange-Traded Funds (Cost $911,304)	931,806	4.4
MUTUAL FUNDS: 95.5%
	Affiliated Investment Companies: 94.0%
18,101	Voya Emerging Markets Index Portfolio - Class I	211,062	1.0
58,526	Voya Index Plus LargeCap Portfolio - Class I	1,557,950	7.5
85,224	Voya Intermediate Bond Fund - Class R6	833,487	4.0
164,267	Voya International Index Portfolio - Class I	1,672,237	8.0
70,990	Voya Large Cap Growth Portfolio - Class I	1,562,490	7.5
63,632	Voya Large Cap Value Fund - Class R6	832,940	4.0
48,356	Voya MidCap Opportunities Portfolio - Class I	727,753	3.5
129,313	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,576,319	7.5
173,432	Voya Multi-Manager International Equity Fund - Class I	2,095,056	10.0
141,626	Voya Multi-Manager International Factors Fund - Class I	1,464,413	7.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
60,614	Voya Multi-Manager Mid Cap Value Fund - Class I	$726,764	3.5
32,277	Voya Small Company Portfolio - Class I	622,940	3.0
35,864	Voya U.S. High Dividend Low Volatility Fund - Class I	415,662	2.0
116,355	Voya U.S. Stock Index Portfolio - Class I	1,872,150	9.0
25,511	VY® Clarion Global Real Estate Portfolio - Class I	312,765	1.5
76,528	VY® Invesco Comstock Portfolio - Class I	1,556,583	7.5
15,251	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,561,502	7.5
		19,602,073	94.0
	Unaffiliated Investment Companies: 1.5%
62,468	Credit Suisse Commodity Return Strategy Fund - Class I	311,091	1.5
	Total Mutual Funds (Cost $19,793,400)	19,913,164	95.5
	Total Investments in Securities (Cost $20,704,704)	$20,844,970	99.9
	Assets in Excess of Other Liabilities	11,963	0.1
	Net Assets	$20,856,933	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$931,806	$—	$—	$931,806
Mutual Funds	19,913,164	—	—	19,913,164
Total Investments, at fair value	$20,844,970	$—	$—	$20,844,970

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
89

PORTFOLIO OF INVESTMENTS
Voya Solution 2050 Portfolio	as of June 30, 2018 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2018, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$522,773	$195,274	$(428,036)	$(78,949)	$211,062	$15,169	$23,288	$—
Voya Index Plus LargeCap Portfolio - Class I	526,443	1,368,637	(179,339)	(157,791)	1,557,950	24,254	30,520	127,885
Voya Intermediate Bond Fund - Class R6	688,393	324,055	(156,895)	(22,066)	833,487	13,193	(4,138)	—
Voya International Index Portfolio - Class I	795,233	1,259,855	(253,171)	(129,680)	1,672,237	46,223	36,515	—
Voya Large Cap Growth Portfolio - Class I	1,752,542	615,748	(797,179)	(8,621)	1,562,490	—	96,165	—
Voya Large Cap Value Fund - Class R6	719,055	530,815	(411,181)	(5,749)	832,940	4,078	(10,004)	—
Voya MidCap Opportunities Portfolio - Class I	960,355	330,696	(508,745)	(54,553)	727,753	—	73,657	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	962,309	1,014,043	(191,729)	(208,304)	1,576,319	—	66,613	—
Voya Multi-Manager International Equity Fund - Class I	1,732,844	707,635	(243,489)	(101,934)	2,095,056	—	48,531	—
Voya Multi-Manager International Factors Fund - Class I	956,636	739,666	(159,304)	(72,585)	1,464,413	—	28,363	—
Voya Multi-Manager Large Cap Core Portfolio - Class I	1,769,516	598,184	(2,237,302)	(130,398)	—	—	64,482	—
Voya Multi-Manager Mid Cap Value Fund - Class I	948,448	355,643	(537,493)	(39,834)	726,764	—	34,198	—
Voya Small Company Portfolio - Class I	857,232	423,617	(567,827)	(90,082)	622,940	3,297	2,977	95,402
Voya U.S. High Dividend Low Volatility Fund - Class I	—	453,399	(46,129)	8,392	415,662	—	1,295	—
Voya U.S. Stock Index Portfolio - Class I	702,479	1,410,341	(241,686)	1,016	1,872,150	—	24,282	—
VY® Clarion Global Real Estate Portfolio - Class I	262,548	110,494	(57,060)	(3,217)	312,765	—	(1,021)	—
VY® Clarion Real Estate Portfolio - Class I	257,431	6,071	(259,251)	(4,251)	—	—	(6,101)	—
VY® Invesco Comstock Portfolio - Class I	880,949	886,888	(160,878)	(50,376)	1,556,583	—	51,457	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	516,444	1,200,354	(226,845)	71,549	1,561,502	—	28,251	—
	$15,811,630	$12,531,415	$(7,663,539)	$(1,077,433)	$19,602,073	$106,214	$589,330	$223,287

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $20,755,424.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$478,541
Gross Unrealized Depreciation	(388,995)
Net Unrealized Appreciation	$89,546

See Accompanying Notes to Financial Statements
90

PORTFOLIO OF INVESTMENTS
Voya Solution 2055 Portfolio	as of June 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.1%
13,212	iShares 1-3 Year Treasury Bond ETF	$1,101,683	0.6
52,980	iShares Russell 1000 Value Index Fund	6,430,712	3.5
	Total Exchange-Traded Funds (Cost $7,002,317)	7,532,395	4.1
MUTUAL FUNDS: 95.8%
	Affiliated Investment Companies: 94.3%
449,568	Voya Emerging Markets Index Portfolio - Class I	5,241,964	2.8
519,106	Voya Index Plus LargeCap Portfolio - Class I	13,818,602	7.5
755,286	Voya Intermediate Bond Fund - Class R6	7,386,693	4.0
1,457,026	Voya International Index Portfolio - Class I	14,832,525	8.0
629,653	Voya Large Cap Growth Portfolio - Class I	13,858,666	7.5
564,267	Voya Large Cap Value Fund - Class R6	7,386,259	4.0
428,903	Voya MidCap Opportunities Portfolio - Class I	6,454,985	3.5
1,086,743	Voya Multi-Manager Emerging Markets Equity Fund - Class I	13,247,397	7.1
1,538,322	Voya Multi-Manager International Equity Fund - Class I	18,582,933	10.0
1,256,206	Voya Multi-Manager International Factors Fund - Class I	12,989,170	7.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
537,632	Voya Multi-Manager Mid Cap Value Fund - Class I	$6,446,209	3.5
286,286	Voya Small Company Portfolio - Class I	5,525,322	3.0
318,103	Voya U.S. High Dividend Low Volatility Fund - Class I	3,686,815	2.0
917,411	Voya U.S. Stock Index Portfolio - Class I	14,761,151	8.0
226,277	VY® Clarion Global Real Estate Portfolio - Class I	2,774,162	1.5
678,785	VY® Invesco Comstock Portfolio - Class I	13,806,482	7.4
135,266	VY® T. Rowe Price Growth Equity Portfolio - Class I	13,849,850	7.5
		174,649,185	94.3
	Unaffiliated Investment Companies: 1.5%
554,229	Credit Suisse Commodity Return Strategy Fund - Class I	2,760,062	1.5
	Total Mutual Funds (Cost $168,413,732)	177,409,247	95.8
	Total Investments in Securities (Cost $175,416,049)	$184,941,642	99.9
	Assets in Excess of Other Liabilities	202,486	0.1
	Net Assets	$185,144,128	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$7,532,395	$—	$—	$7,532,395
Mutual Funds	177,409,247	—	—	177,409,247
Total Investments, at fair value	$184,941,642	$—	$—	$184,941,642
Other Financial Instruments+
Futures	49,329	—	—	49,329
Total Assets	$184,990,971	$—	$—	$184,990,971

See Accompanying Notes to Financial Statements
91

PORTFOLIO OF INVESTMENTS
Voya Solution 2055 Portfolio	as of June 30, 2018 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Liabilities Table
Other Financial Instruments+
Futures	$(36,908)	$—	$—	$(36,908)
Total Liabilities	$(36,908)	$—	$—	$(36,908)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2018, the following futures contracts were outstanding for Voya Solution 2055 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500 E-Mini	14	09/21/18	$1,905,120	$(36,908)
U.S. Treasury 2-Year Note	3	09/28/18	635,484	463
			$2,540,604	$(36,445)
Short Contracts:
Mini MSCI Emerging Markets Index	(49)	09/21/18	(2,605,085)	48,866
			$(2,605,085)	$48,866

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2018, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$5,475,181	$940,924	$(502,569)	$(671,572)	$5,241,964	$134,514	$141,254	$—
Voya Index Plus LargeCap Portfolio - Class I	5,514,741	10,778,242	(1,121,720)	(1,352,661)	13,818,602	215,080	234,594	1,134,064
Voya Intermediate Bond Fund - Class R6	7,207,720	1,436,717	(1,033,694)	(224,050)	7,386,693	120,715	(24,809)	—
Voya International Index Portfolio - Class I	11,793,184	5,084,533	(997,717)	(1,047,475)	14,832,525	409,889	213,724	—
Voya Large Cap Growth Portfolio - Class I	18,358,198	1,878,857	(6,135,171)	(243,218)	13,858,666	—	1,111,374	—
Voya Large Cap Value Fund - Class R6	7,307,918	1,759,961	(1,349,865)	(331,755)	7,386,259	36,488	195,368	—
Voya MidCap Opportunities Portfolio - Class I	10,057,476	1,004,805	(4,267,254)	(340,042)	6,454,985	—	551,455	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	10,020,297	5,774,794	(998,548)	(1,549,146)	13,247,397	—	352,462	—
Voya Multi-Manager International Equity Fund - Class I	18,212,399	2,537,369	(1,540,819)	(626,016)	18,582,933	—	221,625	—
Voya Multi-Manager International Factors Fund - Class I	10,016,175	4,416,699	(976,892)	(466,812)	12,989,170	—	107,438	—
Voya Multi-Manager Large Cap Core Portfolio - Class I	18,457,614	1,756,064	(18,431,844)	(1,781,834)	—	—	1,254,806	—
Voya Multi-Manager Mid Cap Value Fund - Class I	9,930,042	1,259,513	(4,568,299)	(175,047)	6,446,209	—	130,044	—
Voya Small Company Portfolio - Class I	8,973,535	2,055,439	(4,484,713)	(1,018,939)	5,525,322	29,234	255,177	845,990
Voya U.S. High Dividend Low Volatility Fund - Class I	—	3,911,551	(302,362)	77,626	3,686,815	—	7,953	—
Voya U.S. Stock Index Portfolio - Class I	9,126,805	7,382,757	(1,727,497)	(20,914)	14,761,151	—	314,715	—
See Accompanying Notes to Financial Statements
92

PORTFOLIO OF INVESTMENTS
Voya Solution 2055 Portfolio	as of June 30, 2018 (Unaudited) (continued)

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
VY® Clarion Global Real Estate Portfolio - Class I	2,749,338	435,400	(353,031)	(57,545)	2,774,162	—	4,973	—
VY® Clarion Real Estate Portfolio - Class I	2,694,436	4,931	(2,583,505)	(115,862)	—	—	9,067	—
VY® Invesco Comstock Portfolio - Class I	9,228,238	5,877,751	(1,100,255)	(199,252)	13,806,482	—	234,489	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	5,407,241	9,275,498	(1,319,135)	486,246	13,849,850	—	441,094	—
	$170,530,538	$67,571,805	$(53,794,890)	$(9,658,268)	$174,649,185	$945,920	$5,756,803	$1,980,054

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2018 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$48,866
Interest rate contracts	Net Assets — Unrealized appreciation*	463
Total Asset Derivatives		$49,329
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$36,908
Total Liability Derivatives		$36,908

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2018 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(323,669)
Interest rate contracts	152
Total	$(323,517)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$20,288
Interest rate contracts	463
Total	$20,751

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $179,292,103.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$10,771,472
Gross Unrealized Depreciation	(5,109,510)
Net Unrealized Appreciation	$5,661,962

See Accompanying Notes to Financial Statements
93

PORTFOLIO OF INVESTMENTS
Voya Solution 2060 Portfolio	as of June 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.5%
1,258	iShares 1-3 Year Treasury Bond ETF	$104,879	1.0
3,026	iShares Russell 1000 Value Index Fund	367,296	3.5
	Total Exchange-Traded Funds (Cost $461,596)	472,175	4.5
MUTUAL FUNDS: 95.5%
	Affiliated Investment Companies: 94.0%
9,215	Voya Emerging Markets Index Portfolio - Class I	107,445	1.0
29,640	Voya Index Plus LargeCap Portfolio - Class I	789,015	7.5
43,153	Voya Intermediate Bond Fund - Class R6	422,032	4.0
83,196	Voya International Index Portfolio - Class I	846,935	8.0
35,952	Voya Large Cap Growth Portfolio - Class I	791,313	7.5
32,208	Voya Large Cap Value Fund - Class R6	421,605	4.0
24,489	Voya MidCap Opportunities Portfolio - Class I	368,566	3.5
65,446	Voya Multi-Manager Emerging Markets Equity Fund - Class I	797,791	7.5
87,835	Voya Multi-Manager International Equity Fund - Class I	1,061,042	10.0
71,727	Voya Multi-Manager International Factors Fund - Class I	741,654	7.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
30,698	Voya Multi-Manager Mid Cap Value Fund - Class I	$368,066	3.5
16,346	Voya Small Company Portfolio - Class I	315,485	3.0
18,163	Voya U.S. High Dividend Low Volatility Fund - Class I	210,510	2.0
58,921	Voya U.S. Stock Index Portfolio - Class I	948,043	9.0
12,920	VY® Clarion Global Real Estate Portfolio - Class I	158,399	1.5
38,757	VY® Invesco Comstock Portfolio - Class I	788,323	7.5
7,724	VY® T. Rowe Price Growth Equity Portfolio - Class I	790,812	7.5
		9,927,036	94.0
	Unaffiliated Investment Companies: 1.5%
31,655	Credit Suisse Commodity Return Strategy Fund - Class I	157,640	1.5
	Total Mutual Funds (Cost $10,061,029)	10,084,676	95.5
	Total Investments in Securities (Cost $10,522,625)	$10,556,851	100.0
	Assets in Excess of Other Liabilities	3,218	0.0
	Net Assets	$10,560,069	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$472,175	$—	$—	$472,175
Mutual Funds	10,084,676	—	—	10,084,676
Total Investments, at fair value	$10,556,851	$—	$—	$10,556,851

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
94

PORTFOLIO OF INVESTMENTS
Voya Solution 2060 Portfolio	as of June 30, 2018 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2018, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$250,250	$110,571	$(218,236)	$(35,140)	$107,445	$7,367	$8,269	$—
Voya Index Plus LargeCap Portfolio - Class I	252,872	694,923	(86,592)	(72,188)	789,015	11,777	10,662	62,100
Voya Intermediate Bond Fund - Class R6	330,694	175,933	(72,884)	(11,711)	422,032	6,392	(991)	—
Voya International Index Portfolio - Class I	385,797	640,406	(119,004)	(60,264)	846,935	22,445	15,868	—
Voya Large Cap Growth Portfolio - Class I	841,927	339,050	(392,664)	3,000	791,313	—	41,148	—
Voya Large Cap Value Fund - Class R6	350,302	286,612	(214,387)	(922)	421,605	1,946	(5,684)	—
Voya MidCap Opportunities Portfolio - Class I	461,369	180,883	(251,146)	(22,540)	368,566	—	32,265	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	463,578	515,989	(84,934)	(96,842)	797,791	—	27,550	—
Voya Multi-Manager International Equity Fund - Class I	832,548	390,598	(112,577)	(49,527)	1,061,042	—	24,792	—
Voya Multi-Manager International Factors Fund - Class I	459,616	390,692	(73,494)	(35,160)	741,654	—	13,995	—
Voya Multi-Manager Large Cap Core Portfolio - Class I	851,812	312,708	(1,113,810)	(50,710)	—	—	21,605	—
Voya Multi-Manager Mid Cap Value Fund - Class I	455,611	192,506	(268,780)	(11,271)	368,066	—	9,272	—
Voya Small Company Portfolio - Class I	411,844	223,114	(280,131)	(39,342)	315,485	1,601	(2,356)	46,317
Voya U.S. High Dividend Low Volatility Fund - Class I	—	227,463	(21,036)	4,083	210,510	—	535	—
Voya U.S. Stock Index Portfolio - Class I	338,728	710,977	(102,981)	1,319	948,043	—	11,862	—
VY® Clarion Global Real Estate Portfolio - Class I	126,120	60,685	(25,863)	(2,543)	158,399	—	670	—
VY® Clarion Real Estate Portfolio - Class I	123,669	6,703	(127,882)	(2,490)	—	—	(2,617)	—
VY® Invesco Comstock Portfolio - Class I	423,059	462,857	(81,659)	(15,934)	788,323	—	17,128	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	248,149	613,300	(107,268)	36,631	790,812	—	12,092	—
	$7,607,945	$6,535,970	$(3,755,328)	$(461,551)	$9,927,036	$51,528	$236,065	$108,417

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $10,542,696.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$218,551
Gross Unrealized Depreciation	(204,395)
Net Unrealized Appreciation	$14,156

See Accompanying Notes to Financial Statements
95

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
VPSAR-VSOL (0618-082218)

Semi-Annual Report
June 30, 2018
Classes ADV, I, S, S2 and Z
Voya Partners, Inc.
■
Voya Index Solution Income Portfolio

■
Voya Index Solution 2020 Portfolio

■
Voya Index Solution 2025 Portfolio

■
Voya Index Solution 2030 Portfolio

■
Voya Index Solution 2035 Portfolio

■
Voya Index Solution 2040 Portfolio

■
Voya Index Solution 2045 Portfolio

■
Voya Index Solution 2050 Portfolio

■
Voya Index Solution 2055 Portfolio

■
Voya Index Solution 2060 Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

(This Page Intentionally Left Blank)

PRESIDENT’S LETTER

Mid-Year Outlook
Dear Shareholder,
Market performance has been disappointing in the first half of 2018, as illustrated by the year-to-date returns in U.S. equities, despite two back-to-back quarters of over 20% earnings growth. Such periods of sweeping weak equity and bond returns are uncommon, especially when corporate profits look robust. Profits do not arise from nowhere: statistical reports this year show strong economic growth, expansion of jobs and higher consumer spending. How can we explain the disconnection between the economy and financial markets?
Investors have had to process a range of mixed signals: U.S. economic statistics point to strong growth, but the rest of the world has moderated, particularly the emerging markets. Trade concerns have clouded the financial market narrative, with scant visibility to a resolution. There are other risks besides trade conflict, such as complicated U.S. politics with the approaching mid-term elections, inflation overshoots potentially quickening the pace of interest rates increases and populist politics throwing into question the sustainability of the euro zone. The response to all this uncertainty has been vacillation between bursts of pessimism and optimism, which has led to market tumbles and rallies in rapid succession.
As 2019 approaches, we will see whether optimism or pessimism sets the tone for the year. The current state of heightened volatility may or may not persist. If it does, investors can expect to feel the pull of temptation — it is hard to resist the impulse to change one’s investment strategy seeking to avoid downturns. We believe it is important to remember that regardless of what happens in the financial markets, investors generally are better off sticking to their plans. A plan based upon your long-term goals and risk tolerances, developed with your financial advisor, offers the best chance of reaching your destination.
If your goals or needs have changed, thoroughly discuss these issues with your investment advisor before making any changes to your investment plan. Voya seeks to remain a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Dina Santoro
President
Voya Family of Funds
July 19, 2018
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

Market Perspective: Six Months Ended June 30, 2018

Our new fiscal year commenced with global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, in seemingly robust health. The Index had returned 18.48% in 2017, rising in every month. A “buy-the-dip” mentality prevailed among investors in risk assets, in which disappointments were soon forgiven. A narrative of synchronized global growth and corporate earnings, with monetary conditions still historically easy, looked intact. (The Index returned 0.43% for the six-months ended June 30, 2018, measured in U.S. dollars.)
But having reached an all-time high on January 26, in February the spell was broken, and after 15 consecutive gains, the Index suffered a monthly loss. Another loss followed in March, and for the six-months through June the Index edged up just 1.29%.
December had seen new unemployment claims near a 44-year low. Gross Domestic Product (“GDP”) recorded growth of 3.16% in the latest quarter. Tax reform legislation was signed into law on December 22, under which the lower corporate tax rate of 21% would boost the corporate earnings available for distribution or share buy-backs.
The Federal Open Market Committee (“FOMC”) had raised the federal funds rate by 25bp (0.25%) from 1.25% to 1.50%, with three more increases projected for 2018. As 2017 ended, new unemployment claims were near a 44-year low and the unemployment rate was stable at 4.1%. All seemed well, but some commentators wondered whether a tax cut stimulus costing $1 trillion to an already strong economy near full employment, would require more than three increases, and how would markets react when this became obvious.
In Europe, initially, evidence of the euro zone’s economic recovery continued to accumulate; GDP grew at 2.8% year-over-year and unemployment edged down to 8.6%, the lowest since December 2008. Purchasing managers’ indices, closely watched leading indicators of economic activity, reached multi-year highs. But as the months wore on, these fell back and the June readings were the lowest of the year, while industrial production sagged and core inflation slipped to 1.0%. The UK’s economy was still beset by uncertainty over Brexit. First quarter GDP was just 1.2% above the level one year earlier.
In Asia, China’s GDP growth was steady at 6.8% year-over-year.But tighter monetary policy to force deleveraging was driving up bond defaults, while key measures of economic activity, like fixed asset investment, retail sales and industrial production were cooling. In Japan, GDP grew for eight consecutive quarters, but in the first quarter of 2018 it fell by 0.6% annualized, with wage and price inflation still stubbornly low. In short, the main international economies seemed to be faltering.
In the U.S., 2018 started with a rather tame January employment report, but was followed in mid-month by unexpectedly strong inflation figures. Bond yields were creeping up and by January 22, the ten-year Treasury yield reached a three-year high. In early February fears of inflation and spiking bond yields gripped markets, which became much more volatile. The Index slumped 7% in a week.
Still, the underlying U.S. economy remained strong. In April the unemployment rate broke below 4% and in June it was reported at
3.75%, equaling the lowest since 1969. While GDP growth in the first quarter of 2018, at 2.0%, continued its recent pattern of modest first quarter increases, expectations for the second quarter exceeded 4%.
In March and June the FOMC duly raised rates, with two more increases now projected for 2018.
But by then investors had more to worry about than rising U.S. interest rates. On March 1, the White House announced tariffs of 25% on imported steel and 10% on aluminum, which took effect at the beginning of June. Specific tariffs on Chinese imports and restrictions on Chinese investments were promised, as was a 20% tariff on European auto imports. Retaliation was swift.
So June ended with the aura of synchronized global growth fading fast and what was left of it threatened by a trade war, from which surely no-one could expect any lasting benefit.
In U.S. fixed income markets, the Treasury yields rose across the curve, the short end significantly more than the long. Indeed the excess of the 10-year yield over the two-year fell to just 0.32%, the lowest in nearly 11 years. The Bloomberg Barclays U.S. Aggregate Bond Index lost 1.62%, the Bloomberg Barclays U.S. Corporate Investment Grade Bond sub-index fell 3.27%, dragged down by longer dated issues, which especially suffered as interest rates rose.
U.S. equities, represented by the S&P 500® Index including dividends, rose 2.65%. The earnings per share of its constituent companies recorded growth in the first quarter of 2018 of 24.8% year-over-year, the most since 2010. Consumer discretionary, the sector of Amazon and Netflix, was the top performer, up 11.52%; consumer staples suffered the biggest loss, 8.55%.
In currencies, the dollar rose 2.94% against the euro and 2.42% against the pound, but slipped 1.78% against the yen. From about April, after sustained weakness, dollar strength returned as the economic data for most of the rest of the world faded.
International markets were all unnerved by February’s general upsurge in volatility and by the risk of a trade war referred to above. In addition, the fiscal boost in the U.S. probably improved that market’s relative attractiveness. MSCI Japan® Index fell 3.66% over the fiscal half-year. MSCI Europe ex UK® Index lost 1.21%. Political worries resurfaced in Italy with the election of a populist government to add to those caused by weakening economic indicators. MSCI UK® Index gained 1.39%, driven by its big global energy constituents, as oil prices recovered.
All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance.
Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 262-3862 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

Benchmark Descriptions

Index	Description
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. government, mortgage-backed, asset-backed and corporate debt securities.
Bloomberg Barclays U.S. Corporate Investment Grade Bond Index	An index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,600 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
3

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2018**	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2018**
Voya Index Solution Income Portfolio
Class ADV	$1,000.00	$989.40	0.70%	$3.45	$1,000.00	$1,021.32	0.70%	$3.51
Class I	1,000.00	991.50	0.20	0.99	1,000.00	1,023.80	0.20	1.00
Class S	1,000.00	990.50	0.45	2.22	1,000.00	1,022.56	0.45	2.26
Class S2	1,000.00	989.30	0.60	2.96	1,000.00	1,021.82	0.60	3.01
Class Z	1,000.00	992.50	0.00	0.00	1,000.00	1,024.79	0.00	0.00
Voya Index Solution 2020 Portfolio
Class ADV	$1,000.00	$992.50	0.70%	$3.46	$1,000.00	$1,021.32	0.70%	$3.51
Class I	1,000.00	994.10	0.20	0.99	1,000.00	1,023.80	0.20	1.00
Class S	1,000.00	993.40	0.45	2.22	1,000.00	1,022.56	0.45	2.26
Class S2	1,000.00	992.60	0.60	2.96	1,000.00	1,021.82	0.60	3.01
Class Z	1,000.00	995.60	0.00	0.00	1,000.00	1,024.79	0.00	0.00
4

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2018**	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2018**
Voya Index Solution 2025 Portfolio
Class ADV	$1,000.00	$995.40	0.69%	$3.41	$1,000.00	$1,021.37	0.69%	$3.46
Class I	1,000.00	997.30	0.19	0.94	1,000.00	1,023.85	0.19	0.95
Class S	1,000.00	996.40	0.44	2.18	1,000.00	1,022.61	0.44	2.21
Class S2	1,000.00	995.40	0.59	2.92	1,000.00	1,021.87	0.59	2.96
Class Z	1,000.00	998.20	0.00	0.00	1,000.00	1,024.79	0.00	0.00
Voya Index Solution 2030 Portfolio
Class ADV	$1,000.00	$994.80	0.70%	$3.46	$1,000.00	$1,021.32	0.70%	$3.51
Class I	1,000.00	997.40	0.20	0.99	1,000.00	1,023.80	0.20	1.00
Class S	1,000.00	996.10	0.45	2.23	1,000.00	1,022.56	0.45	2.26
Class S2	1,000.00	995.40	0.60	2.97	1,000.00	1,021.82	0.60	3.01
Class Z	1,000.00	998.70	0.00	0.00	1,000.00	1,024.79	0.00	0.00
Voya Index Solution 2035 Portfolio
Class ADV	$1,000.00	$997.40	0.69%	$3.42	$1,000.00	$1,021.37	0.69%	$3.46
Class I	1,000.00	999.10	0.19	0.94	1,000.00	1,023.85	0.19	0.95
Class S	1,000.00	998.30	0.44	2.18	1,000.00	1,022.61	0.44	2.21
Class S2	1,000.00	998.20	0.59	2.92	1,000.00	1,021.87	0.59	2.96
Class Z	1,000.00	1,000.00	0.00	0.00	1,000.00	1,024.79	0.00	0.00
Voya Index Solution 2040 Portfolio
Class ADV	$1,000.00	$997.50	0.70%	$3.47	$1,000.00	$1,021.32	0.70%	$3.51
Class I	1,000.00	999.40	0.20	0.99	1,000.00	1,023.80	0.20	1.00
Class S	1,000.00	998.80	0.45	2.23	1,000.00	1,022.56	0.45	2.26
Class S2	1,000.00	998.10	0.60	2.97	1,000.00	1,021.82	0.60	3.01
Class Z	1,000.00	1,000.60	0.00	0.00	1,000.00	1,024.79	0.00	0.00
Voya Index Solution 2045 Portfolio
Class ADV	$1,000.00	$996.60	0.71%	$3.51	$1,000.00	$1,021.27	0.71%	$3.56
Class I	1,000.00	1,000.00	0.21	1.04	1,000.00	1,023.75	0.21	1.05
Class S	1,000.00	998.30	0.46	2.28	1,000.00	1,022.51	0.46	2.31
Class S2	1,000.00	997.50	0.61	3.02	1,000.00	1,021.77	0.61	3.06
Class Z	1,000.00	1,000.00	0.00	0.00	1,000.00	1,024.79	0.00	0.00
Voya Index Solution 2050 Portfolio
Class ADV	$1,000.00	$995.70	0.72%	$3.56	$1,000.00	$1,021.22	0.72%	$3.61
Class I	1,000.00	998.20	0.22	1.09	1,000.00	1,023.70	0.22	1.10
Class S	1,000.00	997.00	0.47	2.33	1,000.00	1,022.46	0.47	2.36
Class S2	1,000.00	996.30	0.62	3.07	1,000.00	1,021.72	0.62	3.11
Class Z	1,000.00	998.80	0.00	0.00	1,000.00	1,024.79	0.00	0.00
5

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2018**	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2018**
Voya Index Solution 2055 Portfolio
Class ADV	$1,000.00	$996.00	0.72%	$3.56	$1,000.00	$1,021.22	0.72%	$3.61
Class I	1,000.00	998.70	0.22	1.09	1,000.00	1,023.70	0.22	1.10
Class S	1,000.00	997.40	0.47	2.33	1,000.00	1,022.46	0.47	2.36
Class S2	1,000.00	996.70	0.62	3.07	1,000.00	1,021.72	0.62	3.11
Class Z	1,000.00	999.40	0.00	0.00	1,000.00	1,024.79	0.00	0.00
Voya Index Solution 2060 Portfolio
Class ADV	$1,000.00	$996.00	0.72%	$3.56	$1,000.00	$1,021.22	0.72%	$3.61
Class I	1,000.00	998.40	0.22	1.09	1,000.00	1,023.70	0.22	1.10
Class S	1,000.00	996.80	0.47	2.33	1,000.00	1,022.46	0.47	2.36
Class S2	1,000.00	996.80	0.62	3.07	1,000.00	1,021.72	0.62	3.11
Class Z	1,000.00	1,000.00	0.00	0.00	1,000.00	1,024.79	0.00	0.00

*
The annualized expense ratios do not include expenses of underlying funds.

**
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

6

Statements of Assets and Liabilities as of June 30, 2018 (Unaudited)

	Voya Index Solution Income Portfolio	Voya Index Solution 2020 Portfolio	Voya Index Solution 2025 Portfolio	Voya Index Solution 2030 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$347,417,182	$226,152,540	$744,784,015	$341,180,984
Investments in unaffiliated underlying funds at fair value**	77,592,886	41,454,195	102,156,857	35,041,555
Cash	47,838,355	20,620,947	29,684,196	465,780
Cash collateral for futures	326,017	177,510	365,034	448,811
Receivables:
Investments in affiliated underlying funds sold	3,385,850	4,734,829	11,294,362	6,844,413
Investments in unaffiliated underlying funds sold	159,741	21,656	194,498	56,827
Fund shares sold	573,415	614,523	990,756	346,277
Dividends	97	199	378	58
Interest	9,800	4,219	6,047	127
Prepaid expenses	4,626	2,517	8,282	3,221
Reimbursement due from manager	50,760	55,495	113,820	65,423
Other assets	13,165	2,093	16,379	2,411
Total assets	477,371,894	293,840,723	889,614,624	384,455,887
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	3,164,070	2,466,695	7,418,836	3,291,533
Payable for investments in unaffiliated underlying funds purchased	689,617	1,827,268	4,501,464	2,891,430
Payable for fund shares redeemed	72,603	320,485	145,557	1,218,341
Payable for investment management fees	98,432	56,937	165,454	67,722
Payable for distribution and shareholder service fees	77,456	14,278	129,402	14,798
Payable for directors fees	2,374	1,351	4,310	1,756
Payable to directors under the deferred compensation plan (Note 6)	13,165	2,093	16,379	2,411
Other accrued expenses and liabilities	58,300	9,558	55,138	11,515
Total liabilities	4,176,017	4,698,665	12,436,540	7,499,506
NET ASSETS	$473,195,877	$289,142,058	$877,178,084	$376,956,381
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$456,016,597	$270,459,433	$803,016,059	$346,796,161
Undistributed net investment income	14,120,306	7,041,227	22,085,206	8,677,151
Accumulated net realized gain	381,937	9,347,072	25,501,480	14,195,495
Net unrealized appreciation	2,677,037	2,294,326	26,575,339	7,287,574
NET ASSETS	$473,195,877	$289,142,058	$877,178,084	$376,956,381
* Cost of investments in affiliated underlying funds	$342,300,044	$223,520,926	$715,513,944	$333,455,570
** Cost of investments in unaffiliated underlying funds	$79,940,660	$41,768,307	$104,869,160	$35,521,438
See Accompanying Notes to Financial Statements
7

Statements of Assets and Liabilities as of June 30, 2018 (Unaudited) (continued)

	Voya Index Solution Income Portfolio	Voya Index Solution 2020 Portfolio	Voya Index Solution 2025 Portfolio	Voya Index Solution 2030 Portfolio
Class ADV
Net assets	$99,221,651	$25,879,763	$221,264,059	$28,080,187
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	9,699,213	1,965,260	20,326,175	1,847,053
Net asset value and redemption price per share	$10.23	$13.17	$10.89	$15.20
Class I
Net assets	$21,531,766	$6,748,385	$59,197,958	$5,649,782
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,045,275	499,373	5,294,929	361,847
Net asset value and redemption price per share	$10.53	$13.51	$11.18	$15.61
Class S
Net assets	$157,273,532	$11,472,501	$137,377,283	$11,501,260
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	15,107,722	852,917	12,435,530	742,120
Net asset value and redemption price per share	$10.41	$13.45	$11.05	$15.50
Class S2
Net assets	$11,261,266	$3,386,579	$27,973,875	$1,422,130
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,106,151	253,469	2,578,533	92,927
Net asset value and redemption price per share	$10.18	$13.36	$10.85	$15.30
Class Z
Net assets	$183,907,662	$241,654,830	$431,364,909	$330,303,022
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	17,366,987	17,785,245	38,364,857	21,080,556
Net asset value and redemption price per share	$10.59	$13.59	$11.24	$15.67
See Accompanying Notes to Financial Statements
8

Statements of Assets and Liabilities as of June 30, 2018 (Unaudited)

	Voya Index Solution 2035 Portfolio	Voya Index Solution 2040 Portfolio	Voya Index Solution 2045 Portfolio	Voya Index Solution 2050 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$723,948,750	$229,833,290	$512,074,645	$152,605,152
Investments in unaffiliated underlying funds at fair value**	74,922,389	20,976,815	28,910,059	5,709,425
Cash	887,057	271,571	265,376	268,565
Cash collateral for futures	940,389	287,953	602,312	172,100
Receivables:
Investments in affiliated underlying funds sold	12,359,248	4,930,505	9,606,768	3,253,135
Investments in unaffiliated underlying funds sold	296,917	—	175,040	—
Fund shares sold	1,268,524	578,061	467,247	215,629
Dividends	127	33	23	—
Interest	263	77	114	40
Prepaid expenses	7,510	2,051	5,061	1,264
Reimbursement due from manager	96,561	44,855	55,785	26,549
Other assets	13,837	1,513	8,853	899
Total assets	814,741,572	256,926,724	552,171,283	162,252,758
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	8,846,369	2,485,042	5,571,194	1,533,937
Payable for investments in unaffiliated underlying funds purchased	5,150,400	2,298,173	4,137,836	1,301,396
Payable for fund shares redeemed	199,251	789,554	545,544	623,890
Payable for investment management fees	144,311	44,377	94,123	26,835
Payable for distribution and shareholder service fees	117,983	8,810	80,994	6,994
Payable for directors fees	3,923	1,132	2,644	705
Payable to directors under the deferred compensation plan (Note 6)	13,837	1,513	8,853	899
Other accrued expenses and liabilities	54,698	16,240	41,680	16,052
Total liabilities	14,530,772	5,644,841	10,482,868	3,510,708
NET ASSETS	$800,210,800	$251,281,883	$541,688,415	$158,742,050
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$712,872,596	$229,561,434	$478,179,754	$145,805,898
Undistributed net investment income	19,275,026	5,311,606	12,048,109	3,099,843
Accumulated net realized gain	29,467,619	10,480,080	21,742,231	6,558,417
Net unrealized appreciation	38,595,559	5,928,763	29,718,321	3,277,892
NET ASSETS	$800,210,800	$251,281,883	$541,688,415	$158,742,050
* Cost of investments in affiliated underlying funds	$683,312,805	$223,629,537	$481,709,267	$149,330,454
** Cost of investments in unaffiliated underlying funds	$77,043,061	$21,275,075	$29,597,220	$5,718,503
See Accompanying Notes to Financial Statements
9

Statements of Assets and Liabilities as of June 30, 2018 (Unaudited) (continued)

	Voya Index Solution 2035 Portfolio	Voya Index Solution 2040 Portfolio	Voya Index Solution 2045 Portfolio	Voya Index Solution 2050 Portfolio
Class ADV
Net assets	$203,567,327	$15,493,798	$142,709,615	$11,162,671
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	18,001,123	970,862	12,144,136	689,464
Net asset value and redemption price per share	$11.31	$15.96	$11.75	$16.19
Class I
Net assets	$57,041,399	$3,427,954	$47,043,743	$3,572,882
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	4,899,358	209,636	3,866,470	216,336
Net asset value and redemption price per share	$11.64	$16.35	$12.17	$16.52
Class S
Net assets	$108,004,572	$8,850,188	$75,046,427	$8,150,266
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	9,400,781	542,656	6,266,482	495,059
Net asset value and redemption price per share	$11.49	$16.31	$11.98	$16.46
Class S2
Net assets	$29,720,757	$1,717,820	$15,759,827	$1,815,043
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,631,232	106,728	1,338,943	111,759
Net asset value and redemption price per share	$11.30	$16.10	$11.77	$16.24
Class Z
Net assets	$401,876,745	$221,792,123	$261,128,803	$134,041,188
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	34,286,676	13,496,235	21,328,003	8,083,266
Net asset value and redemption price per share	$11.72	$16.43	$12.24	$16.58
See Accompanying Notes to Financial Statements
10

Statements of Assets and Liabilities as of June 30, 2018 (Unaudited)

	Voya Index Solution 2055 Portfolio	Voya Index Solution 2060 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$199,283,478	$34,751,896
Investments in unaffiliated underlying funds at fair value**	7,422,234	1,442,863
Cash	243,654	64,779
Cash collateral for futures	230,505	—
Receivables:
Investments in affiliated underlying funds sold	3,557,400	320,664
Investments in unaffiliated underlying funds sold	48,360	—
Fund shares sold	372,955	156,278
Interest	43	19
Prepaid expenses	1,837	275
Reimbursement due from manager	24,676	8,546
Other assets	2,546	189
Total assets	211,187,688	36,745,509
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	2,524,660	291,600
Payable for investments in unaffiliated underlying funds purchased	1,520,883	118,537
Payable for fund shares redeemed	—	67,154
Payable for investment management fees	35,183	6,011
Payable for distribution and shareholder service fees	31,343	3,080
Payable for directors fees	980	155
Payable to directors under the deferred compensation plan (Note 6)	2,546	189
Other accrued expenses and liabilities	20,907	9,125
Total liabilities	4,136,502	495,851
NET ASSETS	$207,051,186	$36,249,658
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$185,607,417	$33,706,046
Undistributed net investment income	4,219,974	631,143
Accumulated net realized gain	6,890,663	1,816,812
Net unrealized appreciation	10,333,132	95,657
NET ASSETS	$207,051,186	$36,249,658
* Cost of investments in affiliated underlying funds	$188,862,317	$34,653,208
** Cost of investments in unaffiliated underlying funds	$7,525,185	$1,445,894
See Accompanying Notes to Financial Statements
11

Statements of Assets and Liabilities as of June 30, 2018 (Unaudited) (continued)

	Voya Index Solution 2055 Portfolio	Voya Index Solution 2060 Portfolio
Class ADV
Net assets	$54,299,292	$5,702,400
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	3,591,297	458,346
Net asset value and redemption price per share	$15.12	$12.44
Class I
Net assets	$20,477,228	$2,162,715
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	1,319,774	171,180
Net asset value and redemption price per share	$15.52	$12.63
Class S
Net assets	$29,187,693	$2,725,893
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	1,904,737	217,668
Net asset value and redemption price per share	$15.32	$12.52
Class S2
Net assets	$7,690,674	$591,693
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	506,344	47,446
Net asset value and redemption price per share	$15.19	$12.47
Class Z
Net assets	$95,396,299	$25,066,957
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	6,109,635	1,974,492
Net asset value and redemption price per share	$15.61	$12.70
See Accompanying Notes to Financial Statements
12

Statements of Operations for the six months ended June 30, 2018 (Unaudited)

	Voya Index Solution Income Portfolio	Voya Index Solution 2020 Portfolio	Voya Index Solution 2025 Portfolio	Voya Index Solution 2030 Portfolio
INVESTMENT INCOME:
Interest	$27,789	$11,916	$18,012	$847
Dividends from affiliated underlying funds	4,339,466	2,461,033	7,888,666	3,533,387
Dividends from unaffiliated underlying funds	1,037,215	568,188	1,692,165	617,754
Total investment income	5,404,470	3,041,137	9,598,843	4,151,988
EXPENSES:
Investment management fees	563,512	316,214	991,551	392,109
Distribution and shareholder service fees:
Class ADV	259,846	61,236	561,782	63,667
Class S	200,597	14,658	174,683	15,522
Class S2	23,483	7,598	60,463	3,722
Transfer agent fees	544	295	612	326
Shareholder reporting expense	7,282	4,429	7,150	5,268
Professional fees	23,387	14,541	44,189	19,552
Custody and accounting expense	17,275	7,466	32,049	8,870
Directors fees	9,496	5,403	17,240	7,021
Miscellaneous expense	11,677	6,750	15,609	6,783
Interest expense	295	87	408	271
Total expenses	1,117,394	438,677	1,905,736	523,111
Waived and reimbursed fees	(331,761)	(309,038)	(671,838)	(394,218)
Net expenses	785,633	129,639	1,233,898	128,893
Net investment income	4,618,837	2,911,498	8,364,945	4,023,095
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(143,020)	1,458,825	7,921,576	3,510,283
Sale of unaffiliated underlying funds	1,000,916	571,766	1,866,068	739,870
Capital gain distributions from affiliated underlying funds	1,025,887	764,691	4,294,089	2,025,319
Foreign currency related transactions	(3,446)	(2,717)	(7,178)	(3,779)
Futures	(648,264)	(360,119)	(1,356,188)	(544,848)
Net realized gain	1,232,073	2,432,446	12,718,367	5,726,845
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(8,695,026)	(5,789,871)	(20,359,913)	(9,558,590)
Unaffiliated underlying funds	(1,532,391)	(1,105,976)	(3,624,582)	(1,484,480)
Foreign currency related transactions	(719)	(340)	(1,209)	(395)
Futures	(78,061)	(15,335)	46,704	55,202
Net change in unrealized appreciation (depreciation)	(10,306,197)	(6,911,522)	(23,939,000)	(10,988,263)
Net realized and unrealized loss	(9,074,124)	(4,479,076)	(11,220,633)	(5,261,418)
Decrease in net assets resulting from operations	$(4,455,287)	$(1,567,578)	$(2,855,688)	$(1,238,323)

See Accompanying Notes to Financial Statements
13

Statements of Operations for the six months ended June 30, 2018 (Unaudited)

	Voya Index Solution 2035 Portfolio	Voya Index Solution 2040 Portfolio	Voya Index Solution 2045 Portfolio	Voya Index Solution 2050 Portfolio
INVESTMENT INCOME:
Interest	$2,068	$503	$1,175	$289
Dividends from affiliated underlying funds	7,568,242	2,397,811	5,627,083	1,642,860
Dividends from unaffiliated underlying funds	1,363,870	316,663	394,100	57,464
Total investment income	8,934,180	2,714,977	6,022,358	1,700,613
EXPENSES:
Investment management fees	874,466	247,696	563,571	147,400
Distribution and shareholder service fees:
Class ADV	522,645	33,930	364,672	24,178
Class S	140,036	10,854	98,927	10,405
Class S2	65,636	3,173	34,491	3,933
Transfer agent fees	704	229	463	305
Shareholder reporting expense	8,046	3,906	6,761	4,460
Professional fees	37,875	12,263	24,996	8,704
Custody and accounting expense	27,200	7,159	17,965	4,667
Directors fees	15,688	4,530	10,576	2,820
Miscellaneous expense	13,456	5,898	11,250	6,241
Interest expense	449	88	339	112
Total expenses	1,706,201	329,726	1,134,011	213,225
Waived and reimbursed fees	(581,779)	(254,316)	(327,690)	(148,651)
Net expenses	1,124,422	75,410	806,321	64,574
Net investment income	7,809,758	2,639,567	5,216,037	1,636,039
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	9,079,130	2,563,038	5,403,656	1,475,067
Sale of unaffiliated underlying funds	1,511,801	507,528	1,314,956	297,473
Capital gain distributions from affiliated underlying funds	5,213,994	1,983,078	4,981,537	1,410,082
Foreign currency related transactions	(7,145)	(2,813)	(4,726)	(1,561)
Futures	(1,319,669)	(344,043)	(879,202)	(219,005)
Net realized gain	14,478,111	4,706,788	10,816,221	2,962,056
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(20,855,873)	(7,101,702)	(15,120,270)	(4,822,068)
Unaffiliated underlying funds	(2,685,811)	(875,917)	(1,676,677)	(404,897)
Foreign currency related transactions	(1,083)	(253)	(719)	(142)
Futures	108,779	30,900	58,555	19,834
Net change in unrealized appreciation (depreciation)	(23,433,988)	(7,946,972)	(16,739,111)	(5,207,273)
Net realized and unrealized loss	(8,955,877)	(3,240,184)	(5,922,890)	(2,245,217)
Decrease in net assets resulting from operations	$(1,146,119)	$(600,617)	$(706,853)	$(609,178)

See Accompanying Notes to Financial Statements
14

Statements of Operations for the six months ended June 30, 2018 (Unaudited)

	Voya Index Solution 2055 Portfolio	Voya Index Solution 2060 Portfolio
INVESTMENT INCOME:
Interest	$295	$84
Dividends from affiliated underlying funds	2,192,111	361,291
Dividends from unaffiliated underlying funds	81,190	12,563
Total investment income	2,273,596	373,938
EXPENSES:
Investment management fees	205,281	32,772
Distribution and shareholder service fees:
Class ADV	135,770	13,245
Class S	36,145	3,177
Class S2	17,832	1,517
Transfer agent fees	303	167
Shareholder reporting expense	3,077	4,247
Professional fees	10,860	5,266
Custody and accounting expense	8,933	1,487
Directors fees	3,921	621
Miscellaneous expense	7,668	5,332
Interest expense	228	16
Total expenses	430,018	67,847
Waived and reimbursed fees	(115,180)	(38,297)
Net expenses	314,838	29,550
Net investment income	1,958,758	344,388
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	2,555,731	438,098
Sale of unaffiliated underlying funds	442,023	51,430
Capital gain distributions from affiliated underlying funds	1,878,260	309,948
Foreign currency related transactions	(2,059)	—
Futures	(311,046)	—
Net realized gain	4,562,909	799,476
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(6,590,173)	(1,231,516)
Unaffiliated underlying funds	(564,275)	(129,155)
Foreign currency related transactions	(253)	—
Futures	20,588	—
Net change in unrealized appreciation (depreciation)	(7,134,113)	(1,360,671)
Net realized and unrealized loss	(2,571,204)	(561,195)
Decrease in net assets resulting from operations	$(612,446)	$(216,807)

See Accompanying Notes to Financial Statements
15

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Index Solution Income Portfolio		Voya Index Solution 2020 Portfolio
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
FROM OPERATIONS:
Net investment income	$4,618,837	$8,897,828	$2,911,498	$3,941,593
Net realized gain	1,232,073	9,942,100	2,432,446	7,287,879
Net change in unrealized appreciation (depreciation)	(10,306,197)	20,047,625	(6,911,522)	9,214,904
Increase (decrease) in net assets resulting from operations	(4,455,287)	38,887,553	(1,567,578)	20,444,376
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(1,816,969)	—	(79,014)
Class I	—	(477,109)	—	(27,345)
Class S	—	(3,137,969)	—	(55,410)
Class S2	—	(227,246)	—	(22,984)
Class Z	—	(2,706,108)	—	(1,068,310)
Net realized gains:
Class ADV	—	(533,474)	—	(149,282)
Class I	—	(103,996)	—	(31,179)
Class S	—	(786,154)	—	(76,400)
Class S2	—	(61,316)	—	(33,093)
Class Z	—	(589,857)	—	(1,218,084)
Total distributions	—	(10,440,198)	—	(2,761,101)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	39,144,504	136,554,617	64,839,079	150,367,287
Reinvestment of distributions	—	10,440,198	—	2,761,101
	39,144,504	146,994,815	64,839,079	153,128,388
Cost of shares redeemed	(45,768,113)	(99,723,825)	(20,319,253)	(27,269,884)
Net increase (decrease) in net assets resulting from capital share transactions	(6,623,609)	47,270,990	44,519,826	125,858,504
Net increase (decrease) in net assets	(11,078,896)	75,718,345	42,952,248	143,541,779
NET ASSETS:
Beginning of year or period	484,274,773	408,556,428	246,189,810	102,648,031
End of year or period	$473,195,877	$484,274,773	$289,142,058	$246,189,810
Undistributed net investment income at end of year or period	$14,120,306	$9,501,469	$7,041,227	$4,129,729
See Accompanying Notes to Financial Statements
16

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Index Solution 2025 Portfolio		Voya Index Solution 2030 Portfolio
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
FROM OPERATIONS:
Net investment income	$8,364,945	$13,117,862	$4,023,095	$4,511,408
Net realized gain	12,718,367	20,408,838	5,726,845	8,854,000
Net change in unrealized appreciation (depreciation)	(23,939,000)	63,446,810	(10,988,263)	17,738,697
Increase (decrease) in net assets resulting from operations	(2,855,688)	96,973,510	(1,238,323)	31,104,105
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(2,898,267)	—	(58,417)
Class I	—	(972,502)	—	(14,605)
Class S	—	(2,234,419)	—	(41,845)
Class S2	—	(488,424)	—	(6,232)
Class Z	—	(4,642,570)	—	(903,881)
Net realized gains:
Class ADV	—	(4,538,916)	—	(108,232)
Class I	—	(1,094,065)	—	(17,665)
Class S	—	(2,936,547)	—	(59,287)
Class S2	—	(699,200)	—	(11,470)
Class Z	—	(5,222,891)	—	(1,090,089)
Total distributions	—	(25,727,801)	—	(2,311,723)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	103,573,166	289,306,555	88,675,608	197,102,941
Reinvestment of distributions	—	25,727,801	—	2,311,723
	103,573,166	315,034,356	88,675,608	199,414,664
Cost of shares redeemed	(72,855,724)	(124,768,106)	(17,821,635)	(14,459,624)
Net increase in net assets resulting from capital share transactions	30,717,442	190,266,250	70,853,973	184,955,040
Net increase in net assets	27,861,754	261,511,959	69,615,650	213,747,422
NET ASSETS:
Beginning of year or period	849,316,330	587,804,371	307,340,731	93,593,309
End of year or period	$877,178,084	$849,316,330	$376,956,381	$307,340,731
Undistributed net investment income at end of year or period	$22,085,206	$13,720,261	$8,677,151	$4,654,056
See Accompanying Notes to Financial Statements
17

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Index Solution 2035 Portfolio		Voya Index Solution 2040 Portfolio
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
FROM OPERATIONS:
Net investment income	$7,809,758	$11,104,333	$2,639,567	$2,607,506
Net realized gain	14,478,111	20,214,786	4,706,788	5,943,881
Net change in unrealized appreciation (depreciation)	(23,433,988)	74,258,729	(7,946,972)	13,187,287
Increase (decrease) in net assets resulting from operations	(1,146,119)	105,577,848	(600,617)	21,738,674
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(2,542,369)	—	(31,439)
Class I	—	(849,548)	—	(5,997)
Class S	—	(1,725,491)	—	(31,144)
Class S2	—	(476,736)	—	(5,696)
Class Z	—	(3,895,940)	—	(582,106)
Net realized gains:
Class ADV	—	(5,208,897)	—	(57,782)
Class I	—	(1,252,280)	—	(7,616)
Class S	—	(2,979,996)	—	(45,863)
Class S2	—	(884,996)	—	(8,773)
Class Z	—	(5,739,724)	—	(737,230)
Total distributions	—	(25,555,977)	—	(1,513,646)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	111,520,044	257,784,831	67,768,817	121,463,332
Reinvestment of distributions	—	25,555,977	—	1,513,646
	111,520,044	283,340,808	67,768,817	122,976,978
Cost of shares redeemed	(69,816,878)	(106,802,110)	(9,199,563)	(9,610,654)
Net increase in net assets resulting from capital share transactions	41,703,166	176,538,698	58,569,254	113,366,324
Net increase in net assets	40,557,047	256,560,569	57,968,637	133,591,352
NET ASSETS:
Beginning of year or period	759,653,753	503,093,184	193,313,246	59,721,894
End of year or period	$800,210,800	$759,653,753	$251,281,883	$193,313,246
Undistributed net investment income at end of year or period	$19,275,026	$11,465,268	$5,311,606	$2,672,039
See Accompanying Notes to Financial Statements
18

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Index Solution 2045 Portfolio		Voya Index Solution 2050 Portfolio
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
FROM OPERATIONS:
Net investment income	$5,216,037	$6,617,651	$1,636,039	$1,427,980
Net realized gain	10,816,221	14,527,546	2,962,056	3,691,780
Net change in unrealized appreciation (depreciation)	(16,739,111)	54,948,335	(5,207,273)	8,097,748
Increase (decrease) in net assets resulting from operations	(706,853)	76,093,532	(609,178)	13,217,508
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(1,559,685)	—	(16,369)
Class I	—	(635,116)	—	(7,797)
Class S	—	(1,105,849)	—	(24,109)
Class S2	—	(231,935)	—	(4,649)
Class Z	—	(2,200,103)	—	(276,317)
Net realized gains:
Class ADV	—	(3,979,278)	—	(32,392)
Class I	—	(1,129,891)	—	(9,989)
Class S	—	(2,297,602)	—	(36,035)
Class S2	—	(533,517)	—	(7,669)
Class Z	—	(3,914,050)	—	(351,867)
Total distributions	—	(17,587,026)	—	(767,193)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	76,626,532	178,815,777	46,322,025	81,323,898
Reinvestment of distributions	—	17,587,026	—	767,193
	76,626,532	196,402,803	46,322,025	82,091,091
Cost of shares redeemed	(45,534,273)	(73,346,963)	(5,171,677)	(6,420,512)
Net increase in net assets resulting from capital share transactions	31,092,259	123,055,840	41,150,348	75,670,579
Net increase in net assets	30,385,406	181,562,346	40,541,170	88,120,894
NET ASSETS:
Beginning of year or period	511,303,009	329,740,663	118,200,880	30,079,986
End of year or period	$541,688,415	$511,303,009	$158,742,050	$118,200,880
Undistributed net investment income at end of year or period	$12,048,109	$6,832,072	$3,099,843	$1,463,804
See Accompanying Notes to Financial Statements
19

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Index Solution 2055 Portfolio		Voya Index Solution 2060 Portfolio
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
FROM OPERATIONS:
Net investment income	$1,958,758	$2,189,536	$344,388	$279,499
Net realized gain	4,562,909	4,635,000	799,476	1,040,146
Net change in unrealized appreciation (depreciation)	(7,134,113)	19,173,135	(1,360,671)	1,414,246
Increase (decrease) in net assets resulting from operations	(612,446)	25,997,671	(216,807)	2,733,891
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(456,053)	—	(8,650)
Class I	—	(165,727)	—	(2,146)
Class S	—	(342,253)	—	(7,545)
Class S2	—	(89,791)	—	(2,620)
Class Z	—	(623,931)	—	(41,128)
Net realized gains:
Class ADV	—	(1,037,546)	—	(24,996)
Class I	—	(263,367)	—	(4,019)
Class S	—	(628,339)	—	(16,110)
Class S2	—	(183,476)	—	(5,333)
Class Z	—	(991,025)	—	(76,108)
Total distributions	—	(4,781,508)	—	(188,655)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	44,230,898	79,552,695	15,036,311	20,015,383
Reinvestment of distributions	—	4,781,508	—	188,655
	44,230,898	84,334,203	15,036,311	20,204,038
Cost of shares redeemed	(17,022,260)	(26,820,730)	(3,053,360)	(4,170,959)
Net increase in net assets resulting from capital share transactions	27,208,638	57,513,473	11,982,951	16,033,079
Net increase in net assets	26,596,192	78,729,636	11,766,144	18,578,315
NET ASSETS:
Beginning of year or period	180,454,994	101,725,358	24,483,514	5,905,199
End of year or period	$207,051,186	$180,454,994	$36,249,658	$24,483,514
Undistributed net investment income at end of year or period	$4,219,974	$2,261,216	$631,143	$286,755
See Accompanying Notes to Financial Statements
20

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution Income Portfolio
Class ADV
06-30-18	10.34	0.08•	(0.19)	(0.11)	—	—	—	—	—	10.23	(1.06)	0.77	0.70	0.70	1.58	99,222	20
12-31-17	9.71	0.16•	0.68	0.84	0.16	0.05	—	0.21	—	10.34	8.69	0.76	0.68	0.68	1.64	110,507	32
12-31-16	9.55	0.18•	0.27	0.45	0.15	0.14	—	0.29	—	9.71	4.71	0.77	0.62	0.62	1.82	119,455	45
12-31-15	10.53	0.21•	(0.33)	(0.12)	0.19	0.67	—	0.86	—	9.55	(1.37)	0.77	0.62	0.62	2.17	134,515	34
12-31-14	10.73	0.17	0.43	0.60	0.23	0.57	—	0.80	—	10.53	5.68	0.78	0.62	0.62	1.50	37,651	23
12-31-13	10.64	0.19•	0.58	0.77	0.30	0.38	—	0.68	—	10.73	7.50	0.76	0.61	0.61	1.74	37,886	39
Class I
06-30-18	10.62	0.11•	(0.20)	(0.09)	—	—	—	—	—	10.53	(0.85)	0.27	0.20	0.20	2.09	21,532	20
12-31-17	9.96	0.22•	0.71	0.93	0.22	0.05	—	0.27	—	10.62	9.36	0.26	0.18	0.18	2.11	22,916	32
12-31-16	9.77	0.23•	0.28	0.51	0.18	0.14	—	0.32	—	9.96	5.23	0.27	0.12	0.12	2.33	29,545	45
12-31-15	10.76	0.28•	(0.36)	(0.08)	0.24	0.67	—	0.91	—	9.77	(0.91)	0.27	0.12	0.12	2.84	30,873	34
12-31-14	10.94	0.22•	0.45	0.67	0.28	0.57	—	0.85	—	10.76	6.23	0.28	0.12	0.12	2.00	5,042	23
12-31-13	10.82	0.22•	0.63	0.85	0.35	0.38	—	0.73	—	10.94	8.10	0.26	0.11	0.11	2.01	5,682	39
Class S
06-30-18	10.51	0.10•	(0.20)	(0.10)	—	—	—	—	—	10.41	(0.95)	0.52	0.45	0.45	1.84	157,274	20
12-31-17	9.86	0.19•	0.70	0.89	0.19	0.05	—	0.24	—	10.51	9.06	0.51	0.43	0.43	1.89	168,730	32
12-31-16	9.68	0.20•	0.28	0.48	0.16	0.14	—	0.30	—	9.86	4.95	0.52	0.37	0.37	2.05	174,891	45
12-31-15	10.66	0.23•	(0.33)	(0.10)	0.21	0.67	—	0.88	—	9.68	(1.11)	0.52	0.37	0.37	2.24	199,999	34
12-31-14	10.85	0.19•	0.44	0.63	0.25	0.57	—	0.82	—	10.66	5.90	0.53	0.37	0.37	1.73	124,505	23
12-31-13	10.74	0.21•	0.60	0.81	0.32	0.38	—	0.70	—	10.85	7.78	0.51	0.36	0.36	1.92	134,689	39
Class S2
06-30-18	10.29	0.08•	(0.19)	(0.11)	—	—	—	—	—	10.18	(1.07)	0.67	0.60	0.60	1.66	11,261	20
12-31-17	9.66	0.18•	0.68	0.86	0.18	0.05	—	0.23	—	10.29	8.89	0.66	0.58	0.58	1.75	12,928	32
12-31-16	9.50	0.19•	0.27	0.46	0.16	0.14	—	0.30	—	9.66	4.79	0.70	0.52	0.52	1.98	13,809	45
12-31-15	10.46	0.22•	(0.33)	(0.11)	0.18	0.67	—	0.85	—	9.50	(1.25)	0.77	0.52	0.52	2.28	14,859	34
12-31-14	10.66	0.17•	0.43	0.60	0.23	0.57	—	0.80	—	10.46	5.78	0.78	0.52	0.52	1.56	4,595	23
12-31-13	10.58	0.20•	0.58	0.78	0.32	0.38	—	0.70	—	10.66	7.64	0.76	0.51	0.51	1.87	5,531	39
Class Z
06-30-18	10.67	0.12•	(0.20)	(0.08)	—	—	—	—	—	10.59	(0.75)	0.27	0.00*	0.00*	2.31	183,908	20
12-31-17	9.99	0.25•	0.70	0.95	0.22	0.05	—	0.27	—	10.67	9.54	0.26	0.00*	0.00*	2.45	169,194	32
12-31-16	9.79	0.32•	0.20	0.52	0.18	0.14	—	0.32	—	9.99	5.32	0.27	0.00	0.00	3.20	70,857	45
05-01-15(5) - 12-31-15	11.02	0.58•	(0.90)	(0.32)	0.24	0.67	—	0.91	—	9.79	(3.06)	0.28	0.00	0.00	9.14	1,635	34
Voya Index Solution 2020 Portfolio
Class ADV
06-30-18	13.27	0.10•	(0.20)	(0.10)	—	—	—	—	—	13.17	(0.75)	0.77	0.70	0.70	1.58	25,880	26
12-31-17	12.02	0.20•	1.21	1.41	0.06	0.10	—	0.16	—	13.27	11.78	0.77	0.68	0.68	1.58	21,918	42
12-31-16	11.37	0.24•	0.43	0.67	0.01	0.01	—	0.02	—	12.02	5.90	0.82	0.63	0.63	2.07	13,619	75
12-31-15	11.82	0.46•	(0.46)	0.00*	0.15	0.30	—	0.45	—	11.37	0.00	2.22	0.63	0.63	4.05	4,703	108
12-31-14	12.11	0.15	0.47	0.62	0.23	0.68	—	0.91	—	11.82	5.27	71.22	0.63	0.63	1.31	4	23
12-31-13	11.41	0.19	1.30	1.49	0.26	0.54	—	0.80	0.01	12.11	13.55(a)	95.97	0.62	0.62	1.61	4	36
See Accompanying Notes to Financial Statements
21

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2020 Portfolio (continued)
Class I
06-30-18	13.59	0.14•	(0.22)	(0.08)	—	—	—	—	—	13.51	(0.59)	0.27	0.20	0.20	2.07	6,748	26
12-31-17	12.27	0.28•	1.23	1.51	0.09	0.10	—	0.19	—	13.59	12.42	0.27	0.18	0.18	2.12	5,360	42
12-31-16	11.55	0.37•	0.38	0.75	0.02	0.01	—	0.03	—	12.27	6.45	0.32	0.13	0.13	3.05	3,539	75
12-31-15	11.91	0.34•	(0.33)	0.01	0.07	0.30	—	0.37	—	11.55	0.04	1.72	0.13	0.13	2.98	311	108
12-31-14	12.18	0.21	0.49	0.70	0.29	0.68	—	0.97	—	11.91	5.86	70.72	0.13	0.13	1.82	4	23
12-31-13	11.47	0.25	1.30	1.55	0.31	0.54	—	0.85	0.01	12.18	14.02(a)	95.47	0.12	0.12	2.11	4	36
Class S
06-30-18	13.54	0.12•	(0.21)	(0.09)	—	—	—	—	—	13.45	(0.66)	0.52	0.45	0.45	1.80	11,473	26
12-31-17	12.25	0.23•	1.24	1.47	0.08	0.10	—	0.18	—	13.54	12.06	0.52	0.43	0.43	1.80	12,049	42
12-31-16	11.55	0.30•	0.43	0.73	0.02	0.01	—	0.03	—	12.25	6.26	0.57	0.38	0.38	2.53	8,811	75
12-31-15	11.91	0.58•	(0.59)	(0.01)	0.05	0.30	—	0.35	—	11.55	(0.08)	1.97	0.38	0.38	5.10	1,084	108
12-31-14	12.19	0.18	0.48	0.66	0.26	0.68	—	0.94	—	11.91	5.54	70.97	0.38	0.38	1.57	4	23
12-31-13	11.43	0.22	1.29	1.51	0.22	0.54	—	0.76	0.01	12.19	13.63(a)	95.72	0.37	0.37	1.86	4	36
Class S2
06-30-18	13.46	0.11•	(0.21)	(0.10)	—	—	—	—	—	13.36	(0.74)	0.67	0.60	0.60	1.67	3,387	26
12-31-17	12.19	0.20	1.24	1.44	0.07	0.10	—	0.17	—	13.46	11.92	0.67	0.58	0.58	1.59	3,783	42
12-31-16	11.52	0.30•	0.39	0.69	0.01	0.01	—	0.02	—	12.19	6.00	0.75	0.53	0.53	2.54	3,328	75
12-31-15	11.84	0.46•	(0.48)	(0.02)	0.00*	0.30	—	0.30	—	11.52	(0.16)	2.22	0.53	0.53	3.99	367	108
12-31-14	12.13	0.16	0.48	0.64	0.25	0.68	—	0.93	—	11.84	5.36	71.22	0.53	0.53	1.41	4	23
12-31-13	11.43	0.20	1.31	1.51	0.28	0.54	—	0.82	0.01	12.13	13.64(a)	95.97	0.52	0.52	1.71	4	36
Class Z
06-30-18	13.65	0.15•	(0.21)	(0.06)	—	—	—	—	—	13.59	(0.44)	0.27	0.00*	0.00*	2.27	241,655	26
12-31-17	12.30	0.31•	1.23	1.54	0.09	0.10	—	0.19	—	13.65	12.63	0.27	0.00*	0.00*	2.35	203,080	42
12-31-16	11.57	0.41•	0.35	0.76	0.02	0.01	—	0.03	—	12.30	6.52	0.32	0.00	0.00	3.44	73,350	75
05-01-15(5) - 12-31-15	12.30	0.38•	(0.74)	(0.36)	0.07	0.30	—	0.37	—	11.57	(2.97)	1.70	0.00	0.00	4.91	2,030	108
Voya Index Solution 2025 Portfolio
Class ADV
06-30-18	10.94	0.08•	(0.13)	(0.05)	—	—	—	—	—	10.89	(0.46)	0.76	0.69	0.69	1.52	221,264	18
12-31-17	9.89	0.15•	1.25	1.40	0.14	0.21	—	0.35	—	10.94	14.32	0.76	0.68	0.68	1.44	232,790	32
12-31-16	10.19	0.19	0.47	0.66	0.21	0.75	—	0.96	—	9.89	6.61	0.77	0.63	0.63	1.86	228,234	44
12-31-15	11.49	0.19	(0.36)	(0.17)	0.16	0.97	—	1.13	—	10.19	(1.80)	0.77	0.63	0.63	1.75	228,081	40
12-31-14	11.63	0.15	0.46	0.61	0.19	0.56	—	0.75	—	11.49	5.41	0.77	0.62	0.62	1.29	242,980	33
12-31-13	10.38	0.18•	1.54	1.72	0.16	0.31	—	0.47	—	11.63	16.77	0.75	0.61	0.61	1.66	245,758	40
Class I
06-30-18	11.21	0.11•	(0.14)	(0.03)	—	—	—	—	—	11.18	(0.27)	0.26	0.19	0.19	2.03	59,198	18
12-31-17	10.13	0.21•	1.27	1.48	0.19	0.21	—	0.40	—	11.21	14.84	0.26	0.18	0.18	1.94	60,664	32
12-31-16	10.42	0.25•	0.48	0.73	0.27	0.75	—	1.02	—	10.13	7.14	0.27	0.13	0.13	2.39	56,555	44
12-31-15	11.72	0.26•	(0.37)	(0.11)	0.22	0.97	—	1.19	—	10.42	(1.25)	0.27	0.13	0.13	2.29	49,275	40
12-31-14	11.84	0.22•	0.46	0.68	0.24	0.56	—	0.80	—	11.72	5.95	0.27	0.12	0.12	1.89	46,808	33
12-31-13	10.54	0.24•	1.56	1.80	0.19	0.31	—	0.50	—	11.84	17.38	0.25	0.11	0.11	2.13	33,098	40
See Accompanying Notes to Financial Statements
22

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2025 Portfolio (continued)
Class S
06-30-18	11.09	0.10•	(0.14)	(0.04)	—	—	—	—	—	11.05	(0.36)	0.51	0.44	0.44	1.77	137,377	18
12-31-17	10.02	0.18•	1.26	1.44	0.16	0.21	—	0.37	—	11.09	14.62	0.51	0.43	0.43	1.69	149,827	32
12-31-16	10.31	0.21•	0.48	0.69	0.23	0.75	—	0.98	—	10.02	6.85	0.52	0.38	0.38	2.07	150,126	44
12-31-15	11.61	0.23	(0.36)	(0.13)	0.20	0.97	—	1.17	—	10.31	(1.50)	0.52	0.38	0.38	1.99	166,420	40
12-31-14	11.74	0.18	0.47	0.65	0.22	0.56	—	0.78	—	11.61	5.67	0.52	0.37	0.37	1.55	186,666	33
12-31-13	10.47	0.21•	1.54	1.75	0.17	0.31	—	0.48	—	11.74	17.00	0.50	0.36	0.36	1.88	174,380	40
Class S2
06-30-18	10.90	0.08•	(0.13)	(0.05)	—	—	—	—	—	10.85	(0.46)	0.66	0.59	0.59	1.55	27,974	18
12-31-17	9.86	0.16•	1.24	1.40	0.15	0.21	—	0.36	—	10.90	14.41	0.66	0.58	0.58	1.55	34,197	32
12-31-16	10.16	0.20•	0.47	0.67	0.22	0.75	—	0.97	—	9.86	6.72	0.70	0.53	0.53	2.04	34,034	44
12-31-15	11.44	0.20•	(0.35)	(0.15)	0.16	0.97	—	1.13	—	10.16	(1.63)	0.77	0.53	0.53	1.83	34,934	40
12-31-14	11.58	0.16•	0.46	0.62	0.20	0.56	—	0.76	—	11.44	5.52	0.77	0.52	0.52	1.36	42,853	33
12-31-13	10.34	0.20•	1.52	1.72	0.17	0.31	—	0.48	—	11.58	16.87	0.75	0.51	0.51	1.80	48,649	40
Class Z
06-30-18	11.26	0.13•	(0.15)	(0.02)	—	—	—	—	—	11.24	(0.18)	0.26	0.00*	0.00*	2.29	431,365	18
12-31-17	10.16	0.25•	1.25	1.50	0.19	0.21	—	0.40	—	11.26	15.00	0.26	0.00*	0.00*	2.31	371,838	32
12-31-16	10.43	0.32•	0.43	0.75	0.27	0.75	—	1.02	—	10.16	7.33	0.27	0.00	0.00	3.13	118,855	44
05-01-15(5) - 12-31-15	12.17	0.41•	(0.96)	(0.55)	0.22	0.97	—	1.19	—	10.43	(4.81)	0.28	0.00	0.00	5.95	2,310	40
Voya Index Solution 2030 Portfolio
Class ADV
06-30-18	15.28	0.13•	(0.21)	(0.08)	—	—	—	—	—	15.20	(0.52)	0.75	0.70	0.70	1.75	28,080	18
12-31-17	13.22	0.21•	1.98	2.19	0.05	0.08	—	0.13	—	15.28	16.62	0.76	0.69	0.69	1.48	20,939	32
12-31-16	12.39	0.27•	0.58	0.85	0.01	0.01	—	0.02	—	13.22	6.84	0.83	0.63	0.63	2.13	10,732	64
12-31-15	12.70	0.48•	(0.53)	(0.05)	0.07	0.19	—	0.26	—	12.39	(0.48)	3.36	0.63	0.63	3.93	2,598	136
12-31-14	13.19	0.14	0.50	0.64	0.22	0.91	—	1.13	—	12.70	5.00	65.69	0.63	0.63	1.10	4	32
12-31-13	11.85	0.19•	1.95	2.14	0.27	0.55	—	0.82	0.02	13.19	18.71(b)	87.48	0.61	0.61	1.48	4	41
Class I
06-30-18	15.65	0.16•	(0.20)	(0.04)	—	—	—	—	—	15.61	(0.26)	0.25	0.20	0.20	2.09	5,650	18
12-31-17	13.50	0.31•	1.99	2.30	0.07	0.08	—	0.15	—	15.65	17.14	0.26	0.19	0.19	2.10	4,953	32
12-31-16	12.60	0.31•	0.61	0.92	0.01	0.01	—	0.02	—	13.50	7.31	0.33	0.13	0.13	2.36	2,173	64
12-31-15	12.79	0.99•	(0.99)	0.00*	—	0.19	—	0.19	—	12.60	(0.03)	2.86	0.13	0.13	8.08	779	136
12-31-14	13.28	0.20	0.51	0.71	0.29	0.91	—	1.20	—	12.79	5.52	65.19	0.13	0.13	1.61	4	32
12-31-13	11.91	0.25•	1.97	2.22	0.32	0.55	—	0.87	0.02	13.28	19.32(b)	86.98	0.11	0.11	1.97	4	41
Class S
06-30-18	15.56	0.14•	(0.20)	(0.06)	—	—	—	—	—	15.50	(0.39)	0.50	0.45	0.45	1.84	11,501	18
12-31-17	13.44	0.27•	1.99	2.26	0.06	0.08	—	0.14	—	15.56	16.91	0.51	0.44	0.44	1.82	12,320	32
12-31-16	12.57	0.37•	0.52	0.89	0.01	0.01	—	0.02	—	13.44	7.08	0.58	0.38	0.38	2.83	6,607	64
12-31-15	12.79	0.43•	(0.46)	(0.03)	—	0.19	—	0.19	—	12.57	(0.27)	3.11	0.38	0.38	3.45	521	136
12-31-14	13.27	0.17	0.52	0.69	0.26	0.91	—	1.17	—	12.79	5.32	65.44	0.38	0.38	1.35	4	32
12-31-13	11.87	0.22	1.94	2.16	0.23	0.55	—	0.78	0.02	13.27	18.78(b)	87.23	0.36	0.36	1.73	4	41
See Accompanying Notes to Financial Statements
23

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2030 Portfolio (continued)
Class S2
06-30-18	15.37	0.12•	(0.19)	(0.07)	—	—	—	—	—	15.30	(0.46)	0.65	0.60	0.60	1.61	1,422	18
12-31-17	13.29	0.22•	1.99	2.21	0.05	0.08	—	0.13	—	15.37	16.69	0.66	0.59	0.59	1.54	1,800	32
12-31-16	12.45	0.33•	0.53	0.86	0.01	0.01	—	0.02	—	13.29	6.92	0.76	0.53	0.53	2.54	1,735	64
12-31-15	12.71	0.48•	(0.55)	(0.07)	—	0.19	—	0.19	—	12.45	(0.58)	3.36	0.53	0.53	3.87	47	136
12-31-14	13.21	0.15	0.49	0.64	0.23	0.91	—	1.14	—	12.71	5.00	65.69	0.53	0.53	1.20	4	32
12-31-13	11.87	0.20	1.95	2.15	0.28	0.55	—	0.83	0.02	13.21	18.79(b)	87.48	0.51	0.51	1.58	4	41
Class Z
06-30-18	15.69	0.19•	(0.21)	(0.02)	—	—	—	—	—	15.67	(0.13)	0.25	0.00*	0.00*	2.39	330,303	18
12-31-17	13.51	0.35•	1.98	2.33	0.07	0.08	—	0.15	—	15.69	17.35	0.26	0.00*	0.00*	2.36	267,328	32
12-31-16	12.59	0.46•	0.48	0.94	0.01	0.01	—	0.02	—	13.51	7.48	0.33	0.00	0.00	3.53	72,347	64
05-01-15(5) - 12-31-15	13.34	0.36•	(0.92)	(0.56)	—	0.19	—	0.19	—	12.59	(4.23)	2.82	0.00	0.00	4.30	1,196	136
Voya Index Solution 2035 Portfolio
Class ADV
06-30-18	11.34	0.09•	(0.12)	(0.03)	—	—	—	—	—	11.31	(0.26)	0.75	0.69	0.69	1.56	203,567	18
12-31-17	9.98	0.15•	1.61	1.76	0.13	0.27	—	0.40	—	11.34	17.95	0.76	0.68	0.68	1.37	215,074	25
12-31-16	10.34	0.19	0.57	0.76	0.19	0.93	—	1.12	—	9.98	7.63	0.76	0.63	0.63	1.86	203,566	41
12-31-15	11.86	0.18	(0.35)	(0.17)	0.15	1.20	—	1.35	—	10.34	(1.91)	0.77	0.64	0.64	1.62	199,097	38
12-31-14	12.01	0.13	0.53	0.66	0.17	0.64	—	0.81	—	11.86	5.65	0.76	0.63	0.63	1.12	213,542	44
12-31-13	10.25	0.17•	2.01	2.18	0.12	0.30	—	0.42	—	12.01	21.67	0.75	0.62	0.62	1.51	208,246	45
Class I
06-30-18	11.65	0.12•	(0.13)	(0.01)	—	—	—	—	—	11.64	(0.09)	0.25	0.19	0.19	2.05	57,041	18
12-31-17	10.23	0.20	1.68	1.88	0.19	0.27	—	0.46	—	11.65	18.65	0.26	0.18	0.18	1.89	58,021	25
12-31-16	10.58	0.25•	0.58	0.83	0.25	0.93	—	1.18	—	10.23	8.12	0.26	0.13	0.13	2.40	47,484	41
12-31-15	12.11	0.25•	(0.37)	(0.12)	0.21	1.20	—	1.41	—	10.58	(1.47)	0.27	0.14	0.14	2.18	37,272	38
12-31-14	12.24	0.21•	0.53	0.74	0.23	0.64	—	0.87	—	12.11	6.16	0.26	0.13	0.13	1.73	34,038	44
12-31-13	10.42	0.23•	2.05	2.28	0.16	0.30	—	0.46	—	12.24	22.29	0.25	0.12	0.12	1.99	20,257	45
Class S
06-30-18	11.51	0.10•	(0.12)	(0.02)	—	—	—	—	—	11.49	(0.17)	0.50	0.44	0.44	1.79	108,005	18
12-31-17	10.11	0.17•	1.66	1.83	0.16	0.27	—	0.43	—	11.51	18.39	0.51	0.43	0.43	1.61	121,702	25
12-31-16	10.47	0.21•	0.58	0.79	0.22	0.93	—	1.15	—	10.11	7.77	0.51	0.38	0.38	2.06	118,463	41
12-31-15	11.99	0.22	(0.36)	(0.14)	0.18	1.20	—	1.38	—	10.47	(1.63)	0.52	0.39	0.39	1.87	129,764	38
12-31-14	12.13	0.16	0.54	0.70	0.20	0.64	—	0.84	—	11.99	5.90	0.51	0.38	0.38	1.38	145,942	44
12-31-13	10.34	0.20•	2.03	2.23	0.14	0.30	—	0.44	—	12.13	21.97	0.50	0.37	0.37	1.76	133,001	45
Class S2
06-30-18	11.32	0.09•	(0.11)	(0.02)	—	—	—	—	—	11.30	(0.18)	0.65	0.59	0.59	1.52	29,721	18
12-31-17	9.96	0.16	1.62	1.78	0.15	0.27	—	0.42	—	11.32	18.14	0.66	0.58	0.58	1.50	37,316	25
12-31-16	10.33	0.20	0.56	0.76	0.20	0.93	—	1.13	—	9.96	7.65	0.69	0.53	0.53	2.01	32,558	41
12-31-15	11.83	0.19•	(0.34)	(0.15)	0.15	1.20	—	1.35	—	10.33	(1.78)	0.77	0.54	0.54	1.71	31,067	38
12-31-14	11.98	0.14•	0.54	0.68	0.19	0.64	—	0.83	—	11.83	5.77	0.76	0.53	0.53	1.17	40,100	44
12-31-13	10.23	0.18•	2.01	2.19	0.14	0.30	—	0.44	—	11.98	21.74	0.75	0.52	0.52	1.66	44,066	45
See Accompanying Notes to Financial Statements
24

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2035 Portfolio (continued)
Class Z
06-30-18	11.72	0.14•	(0.14)	0.00*	—	—	—	—	—	11.72	0.00	0.25	0.00*	0.00*	2.37	401,877	18
12-31-17	10.27	0.25•	1.66	1.91	0.19	0.27	—	0.46	—	11.72	18.88	0.26	0.00*	0.00*	2.26	327,540	25
12-31-16	10.61	0.34•	0.50	0.84	0.25	0.93	—	1.18	—	10.27	8.21	0.26	0.00	0.00	3.31	101,022	41
05-01-15(5) - 12-31-15	12.66	0.43•	(1.07)	(0.64)	0.21	1.20	—	1.41	—	10.61	(5.49)	0.28	0.00	0.00	6.12	2,456	38
Voya Index Solution 2040 Portfolio
Class ADV
06-30-18	16.00	0.14•	(0.18)	(0.04)	—	—	—	—	—	15.96	(0.25)	0.75	0.70	0.70	1.77	15,494	16
12-31-17	13.57	0.21•	2.36	2.57	0.05	0.09	—	0.14	—	16.00	19.05	0.77	0.68	0.68	1.44	11,117	29
12-31-16	12.62	0.29•	0.68	0.97	0.01	0.01	—	0.02	—	13.57	7.67	0.90	0.62	0.62	2.27	5,222	52
12-31-15	13.60	0.52•	(0.73)	(0.21)	0.13	0.64	—	0.77	—	12.62	(1.78)	5.76	0.63	0.63	4.17	1,252	106
12-31-14	13.98	0.14•	0.64	0.78	0.20	0.96	—	1.16	—	13.60	5.73	61.99	0.63	0.63	0.98	5	32
12-31-13	12.06	0.17	2.54	2.71	0.18	0.63	—	0.81	0.02	13.98	23.19(c)	83.06	0.61	0.61	1.29	4	41
Class I
06-30-18	16.36	0.18•	(0.19)	(0.01)	—	—	—	—	—	16.35	(0.06)	0.25	0.20	0.20	2.14	3,428	16
12-31-17	13.82	0.32•	2.38	2.70	0.07	0.09	—	0.16	—	16.36	19.68	0.27	0.18	0.18	2.12	2,612	29
12-31-16	12.79	0.32•	0.73	1.05	0.01	0.01	—	0.02	—	13.82	8.24	0.40	0.12	0.12	2.43	659	52
12-31-15	13.71	1.29•	(1.47)	(0.18)	0.10	0.64	—	0.74	—	12.79	(1.50)	5.26	0.13	0.13	10.20	165	106
12-31-14	14.09	0.19	0.66	0.85	0.27	0.96	—	1.23	—	13.71	6.21	61.49	0.13	0.13	1.42	5	32
12-31-13	12.13	0.24•	2.57	2.81	0.24	0.63	—	0.87	0.02	14.09	23.90(c)	82.56	0.11	0.11	1.79	4	41
Class S
06-30-18	16.33	0.15•	(0.17)	(0.02)	—	—	—	—	—	16.31	(0.12)	0.50	0.45	0.45	1.84	8,850	16
12-31-17	13.82	0.25•	2.41	2.66	0.06	0.09	—	0.15	—	16.33	19.39	0.52	0.43	0.43	1.64	8,832	29
12-31-16	12.83	0.38•	0.63	1.01	0.01	0.01	—	0.02	—	13.82	7.89	0.65	0.37	0.37	2.85	5,044	52
12-31-15	13.72	0.51•	(0.71)	(0.20)	0.05	0.64	—	0.69	—	12.83	(1.65)	5.51	0.38	0.38	3.95	401	106
12-31-14	14.09	0.16	0.66	0.82	0.23	0.96	—	1.19	—	13.72	6.03	61.74	0.38	0.38	1.16	4	32
12-31-13	12.08	0.20•	2.56	2.76	0.14	0.63	—	0.77	0.02	14.09	23.53(c)	82.81	0.36	0.36	1.54	4	41
Class S2
06-30-18	16.13	0.14•	(0.17)	(0.03)	—	—	—	—	—	16.10	(0.19)	0.65	0.60	0.60	1.67	1,718	16
12-31-17	13.67	0.23•	2.38	2.61	0.06	0.09	—	0.15	—	16.13	19.21	0.67	0.58	0.58	1.50	1,688	29
12-31-16	12.70	0.34•	0.65	0.99	0.01	0.01	—	0.02	—	13.67	7.82	0.83	0.52	0.52	2.60	651	52
12-31-15	13.62	0.38•	(0.61)	(0.23)	0.05	0.64	—	0.69	—	12.70	(1.88)	5.76	0.53	0.53	2.84	14	106
12-31-14	14.00	0.13	0.66	0.79	0.21	0.96	—	1.17	—	13.62	5.80	61.99	0.53	0.53	1.01	4	32
12-31-13	12.07	0.18	2.55	2.73	0.19	0.63	—	0.82	0.02	14.00	23.36(c)	83.06	0.51	0.51	1.38	4	41
Class Z
06-30-18	16.42	0.20•	(0.19)	0.01	—	—	—	—	—	16.43	0.06	0.25	0.00*	0.00*	2.42	221,792	16
12-31-17	13.85	0.34•	2.39	2.73	0.07	0.09	—	0.16	—	16.42	19.86	0.27	0.00*	0.00*	2.21	169,065	29
12-31-16	12.80	0.47•	0.61	1.08	0.02	0.01	—	0.03	—	13.85	8.40	0.40	0.00	0.00	3.51	48,146	52
05-01-15(5) - 12-31-15	14.34	0.57•	(1.37)	(0.80)	0.10	0.64	—	0.74	—	12.80	(5.75)	5.12	0.00	0.00	6.74	1,086	106
See Accompanying Notes to Financial Statements
25

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2045 Portfolio
Class ADV
06-30-18	11.79	0.09•	(0.13)	(0.04)	—	—	—	—	—	11.75	(0.34)	0.74	0.71	0.71	1.54	142,710	18
12-31-17	10.22	0.13•	1.88	2.01	0.12	0.32	—	0.44	—	11.79	19.96	0.75	0.69	0.69	1.20	148,205	25
12-31-16	10.55	0.17	0.61	0.78	0.17	0.94	—	1.11	—	10.22	7.67	0.76	0.64	0.64	1.70	139,777	41
12-31-15	12.16	0.16	(0.34)	(0.18)	0.12	1.31	—	1.43	—	10.55	(2.05)	0.76	0.64	0.64	1.44	133,884	36
12-31-14	12.25	0.10•	0.59	0.69	0.14	0.64	—	0.78	—	12.16	5.80	0.75	0.63	0.63	0.83	138,235	44
12-31-13	10.26	0.14•	2.26	2.40	0.10	0.31	—	0.41	—	12.25	23.74	0.75	0.61	0.61	1.27	128,133	48
Class I
06-30-18	12.17	0.12•	(0.12)	0.00*	—	—	—	—	—	12.17	0.00	0.24	0.21	0.21	2.00	47,044	18
12-31-17	10.54	0.20•	1.93	2.13	0.18	0.32	—	0.50	—	12.17	20.48	0.25	0.19	0.19	1.76	48,317	25
12-31-16	10.84	0.24•	0.63	0.87	0.23	0.94	—	1.17	—	10.54	8.29	0.26	0.14	0.14	2.24	35,877	41
12-31-15	12.46	0.25•	(0.38)	(0.13)	0.18	1.31	—	1.49	—	10.84	(1.61)	0.26	0.14	0.14	2.09	27,900	36
12-31-14	12.52	0.18•	0.59	0.77	0.19	0.64	—	0.83	—	12.46	6.32	0.25	0.13	0.13	1.42	19,837	44
12-31-13	10.46	0.20•	2.31	2.51	0.14	0.31	—	0.45	—	12.52	24.34	0.25	0.11	0.11	1.74	11,306	48
Class S
06-30-18	12.00	0.10•	(0.12)	(0.02)	—	—	—	—	—	11.98	(0.17)	0.49	0.46	0.46	1.73	75,046	18
12-31-17	10.40	0.17	1.90	2.07	0.15	0.32	—	0.47	—	12.00	20.21	0.50	0.44	0.44	1.46	87,386	25
12-31-16	10.70	0.21	0.62	0.83	0.19	0.94	—	1.13	—	10.40	8.05	0.51	0.39	0.39	1.91	76,656	41
12-31-15	12.32	0.20	(0.36)	(0.16)	0.15	1.31	—	1.46	—	10.70	(1.86)	0.51	0.39	0.39	1.66	80,586	36
12-31-14	12.40	0.13	0.60	0.73	0.17	0.64	—	0.81	—	12.32	6.01	0.50	0.38	0.38	1.07	90,710	44
12-31-13	10.37	0.18•	2.28	2.46	0.12	0.31	—	0.43	—	12.40	24.07	0.50	0.36	0.36	1.53	83,716	48
Class S2
06-30-18	11.80	0.09•	(0.12)	(0.03)	—	—	—	—	—	11.77	(0.25)	0.64	0.61	0.61	1.52	15,760	18
12-31-17	10.24	0.14•	1.88	2.02	0.14	0.32	—	0.46	—	11.80	19.97	0.65	0.59	0.59	1.26	19,206	25
12-31-16	10.56	0.20•	0.60	0.80	0.18	0.94	—	1.12	—	10.24	7.88	0.69	0.54	0.54	1.93	18,507	41
12-31-15	12.16	0.18•	(0.35)	(0.17)	0.12	1.31	—	1.43	—	10.56	(1.99)	0.76	0.54	0.54	1.54	16,368	36
12-31-14	12.24	0.11	0.60	0.71	0.15	0.64	—	0.79	—	12.16	5.95	0.75	0.53	0.53	0.90	20,479	44
12-31-13	10.25	0.16•	2.25	2.41	0.11	0.31	—	0.42	—	12.24	23.86	0.75	0.51	0.51	1.41	20,484	48
Class Z
06-30-18	12.24	0.15•	(0.15)	0.00*	—	—	—	—	—	12.24	0.00	0.24	0.00*	0.00*	2.39	261,129	18
12-31-17	10.57	0.24•	1.93	2.17	0.18	0.32	—	0.50	—	12.24	20.81	0.25	0.00*	0.00*	2.12	208,189	25
12-31-16	10.85	0.34•	0.55	0.89	0.23	0.94	—	1.17	—	10.57	8.47	0.26	0.00	0.00	3.21	58,923	41
05-01-15(5) - 12-31-15	13.09	0.59•	(1.34)	(0.75)	0.18	1.31	—	1.49	—	10.85	(6.26)	0.32	0.00	0.00	8.27	544	36
Voya Index Solution 2050 Portfolio
Class ADV
06-30-18	16.26	0.14•	(0.21)	(0.07)	—	—	—	—	—	16.19	(0.43)	0.75	0.72	0.72	1.78	11,163	17
12-31-17	13.65	0.20•	2.53	2.73	0.04	0.08	—	0.12	—	16.26	20.12	0.78	0.70	0.70	1.31	7,817	26
12-31-16	12.69	0.27•	0.73	1.00	0.01	0.03	—	0.04	—	13.65	7.94	1.03	0.64	0.64	2.05	3,296	49
12-31-15	13.68	0.44•	(0.68)	(0.24)	0.04	0.71	—	0.75	—	12.69	(1.97)	7.70	0.64	0.64	3.52	666	195
12-31-14	14.03	0.10	0.68	0.78	0.19	0.94	—	1.13	—	13.68	5.64	62.26	0.64	0.64	0.77	4	32
12-31-13	11.95	0.16	2.59	2.75	0.17	0.52	—	0.69	0.02	14.03	23.69(d)	83.28	0.62	0.62	1.20	4	39
See Accompanying Notes to Financial Statements
26

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2050 Portfolio (continued)
Class I
06-30-18	16.55	0.17•	(0.20)	(0.03)	—	—	—	—	—	16.52	(0.18)	0.25	0.22	0.22	2.03	3,573	17
12-31-17	13.84	0.31•	2.55	2.86	0.07	0.08	—	0.15	—	16.55	20.75	0.28	0.20	0.20	2.00	3,195	26
12-31-16	12.80	0.33•	0.76	1.09	0.02	0.03	—	0.05	—	13.84	8.52	0.53	0.14	0.14	2.52	950	49
12-31-15	13.79	0.44•	(0.61)	(0.17)	0.11	0.71	—	0.82	—	12.80	(1.45)	7.20	0.14	0.14	3.47	295	195
12-31-14	14.14	0.18	0.67	0.85	0.26	0.94	—	1.20	—	13.79	6.12	61.76	0.14	0.14	1.29	5	32
12-31-13	12.02	0.22•	2.63	2.85	0.23	0.52	—	0.75	0.02	14.14	24.41(d)	82.78	0.12	0.12	1.70	4	39
Class S
06-30-18	16.51	0.15•	(0.20)	(0.05)	—	—	—	—	—	16.46	(0.30)	0.50	0.47	0.47	1.86	8,150	17
12-31-17	13.83	0.24•	2.58	2.82	0.06	0.08	—	0.14	—	16.51	20.47	0.53	0.45	0.45	1.56	8,090	26
12-31-16	12.83	0.37•	0.68	1.05	0.02	0.03	—	0.05	—	13.83	8.20	0.78	0.39	0.39	2.76	3,987	49
12-31-15	13.80	0.55•	(0.74)	(0.19)	0.07	0.71	—	0.78	—	12.83	(1.60)	7.45	0.39	0.39	4.31	254	195
12-31-14	14.14	0.14	0.68	0.82	0.22	0.94	—	1.16	—	13.80	5.93	62.01	0.39	0.39	1.04	5	32
12-31-13	11.97	0.19•	2.61	2.80	0.13	0.52	—	0.65	0.02	14.14	24.03(d)	83.03	0.37	0.37	1.44	4	39
Class S2
06-30-18	16.30	0.13•	(0.19)	(0.06)	—	—	—	—	—	16.24	(0.37)	0.65	0.62	0.62	1.57	1,815	17
12-31-17	13.68	0.23•	2.52	2.75	0.05	0.08	—	0.13	—	16.30	20.21	0.68	0.60	0.60	1.50	1,973	26
12-31-16	12.71	0.35•	0.67	1.02	0.02	0.03	—	0.05	—	13.68	8.04	0.96	0.54	0.54	2.66	766	49
12-31-15	13.70	0.32•	(0.54)	(0.22)	0.06	0.71	—	0.77	—	12.71	(1.83)	7.70	0.54	0.54	2.43	14	195
12-31-14	14.05	0.12	0.67	0.79	0.20	0.94	—	1.14	—	13.70	5.71	62.26	0.54	0.54	0.88	4	32
12-31-13	11.97	0.17	2.59	2.76	0.18	0.52	—	0.70	0.02	14.05	23.76(d)	83.28	0.52	0.52	1.30	4	39
Class Z
06-30-18	16.60	0.20•	(0.22)	(0.02)	—	—	—	—	—	16.58	(0.12)	0.25	0.00*	0.00*	2.44	134,041	17
12-31-17	13.85	0.33•	2.57	2.90	0.07	0.08	—	0.15	—	16.60	21.03	0.28	0.00*	0.00*	2.13	97,126	26
12-31-16	12.80	0.49•	0.61	1.10	0.02	0.03	—	0.05	—	13.85	8.62	0.53	0.00	0.00	3.63	21,080	49
05-01-15(5) - 12-31-15	14.46	0.61•	(1.45)	(0.84)	0.11	0.71	—	0.82	—	12.80	(6.02)	7.05	0.00	0.00	7.16	576	195
Voya Index Solution 2055 Portfolio
Class ADV
06-30-18	15.18	0.12•	(0.18)	(0.06)	—	—	—	—	—	15.12	(0.40)	0.75	0.72	0.72	1.55	54,299	18
12-31-17	13.01	0.16	2.46	2.62	0.14	0.31	—	0.45	—	15.18	20.37	0.76	0.70	0.70	1.19	52,886	25
12-31-16	13.12	0.22•	0.75	0.97	0.18	0.90	—	1.08	—	13.01	7.61	0.78	0.64	0.64	1.68	43,002	42
12-31-15	14.69	0.20•	(0.45)	(0.25)	0.12	1.20	—	1.32	—	13.12	(2.15)	0.78	0.65	0.65	1.42	37,162	39
12-31-14	14.57	0.13•	0.74	0.87	0.14	0.61	—	0.75	—	14.69	6.08	0.78	0.63	0.63	0.88	31,811	44
12-31-13	12.06	0.17•	2.67	2.84	0.10	0.23	—	0.33	—	14.57	23.83	0.80	0.61	0.61	1.31	24,873	50
Class I
06-30-18	15.54	0.16•	(0.18)	(0.02)	—	—	—	—	—	15.52	(0.13)	0.25	0.22	0.22	2.03	20,477	18
12-31-17	13.29	0.27•	2.49	2.76	0.20	0.31	—	0.51	—	15.54	21.03	0.26	0.20	0.20	1.87	19,100	25
12-31-16	13.38	0.30•	0.75	1.05	0.24	0.90	—	1.14	—	13.29	8.10	0.28	0.14	0.14	2.24	10,595	42
12-31-15	14.94	0.32•	(0.50)	(0.18)	0.18	1.20	—	1.38	—	13.38	(1.66)	0.28	0.15	0.15	2.23	8,113	39
12-31-14	14.78	0.22•	0.74	0.96	0.19	0.61	—	0.80	—	14.94	6.61	0.28	0.13	0.13	1.44	3,974	44
12-31-13	12.21	0.26•	2.67	2.93	0.13	0.23	—	0.36	—	14.78	24.32	0.30	0.11	0.11	1.89	1,782	50
See Accompanying Notes to Financial Statements
27

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2055 Portfolio (continued)
Class S
06-30-18	15.36	0.14•	(0.18)	(0.04)	—	—	—	—	—	15.32	(0.26)	0.50	0.47	0.47	1.84	29,188	18
12-31-17	13.16	0.20•	2.48	2.68	0.17	0.31	—	0.48	—	15.36	20.63	0.51	0.45	0.45	1.40	29,602	25
12-31-16	13.25	0.25•	0.76	1.01	0.20	0.90	—	1.10	—	13.16	7.89	0.53	0.39	0.39	1.92	23,832	42
12-31-15	14.82	0.21	(0.43)	(0.22)	0.15	1.20	—	1.35	—	13.25	(1.93)	0.53	0.40	0.40	1.55	20,530	39
12-31-14	14.68	0.16•	0.76	0.92	0.17	0.61	—	0.78	—	14.82	6.35	0.53	0.38	0.38	1.09	20,758	44
12-31-13	12.13	0.21•	2.68	2.89	0.11	0.23	—	0.34	—	14.68	24.15	0.55	0.36	0.36	1.57	15,267	50
Class S2
06-30-18	15.24	0.11•	(0.16)	(0.05)	—	—	—	—	—	15.19	(0.33)	0.65	0.62	0.62	1.41	7,691	18
12-31-17	13.06	0.19•	2.45	2.64	0.15	0.31	—	0.46	—	15.24	20.50	0.66	0.60	0.60	1.35	10,327	25
12-31-16	13.17	0.24•	0.74	0.98	0.19	0.90	—	1.09	—	13.06	7.71	0.71	0.54	0.54	1.87	6,752	42
12-31-15	14.72	0.21•	(0.45)	(0.24)	0.11	1.20	—	1.31	—	13.17	(2.04)	0.78	0.55	0.55	1.50	5,816	39
12-31-14	14.59	0.13•	0.75	0.88	0.14	0.61	—	0.75	—	14.72	6.15	0.78	0.53	0.53	0.89	5,363	44
12-31-13	12.07	0.18•	2.67	2.85	0.10	0.23	—	0.33	—	14.59	23.92	0.80	0.51	0.51	1.36	5,212	50
Class Z
06-30-18	15.62	0.19•	(0.20)	(0.01)	—	—	—	—	—	15.61	(0.06)	0.25	0.00*	0.00*	2.45	95,396	18
12-31-17	13.33	0.30•	2.50	2.80	0.20	0.31	—	0.51	—	15.62	21.27	0.26	0.00*	0.00*	2.07	68,540	25
12-31-16	13.40	0.40•	0.67	1.07	0.24	0.90	—	1.14	—	13.33	8.24	0.28	0.00	0.00	3.06	17,543	42
05-01-15(5) - 12-31-15	15.69	0.28•	(1.19)	(0.91)	0.18	1.20	—	1.38	—	13.40	(6.22)	0.30	0.00	0.00	3.14	446	39
Voya Index Solution 2060 Portfolio
Class ADV
06-30-18	12.49	0.10•	(0.15)	(0.05)	—	—	—	—	—	12.44	(0.40)	0.82	0.72	0.72	1.57	5,702	23
12-31-17	10.48	0.16•	1.97	2.13	0.03	0.09	—	0.12	—	12.49	20.44	0.90	0.70	0.70	1.40	4,579	51
12-31-16	9.77	0.21•	0.56	0.77	0.02	0.04	—	0.06	—	10.48	7.87	1.91	0.64	0.64	2.06	1,690	63
02-09-15(5) - 12-31-15	10.00	0.20•	(0.43)	(0.23)	—	—	—	—	—	9.77	(2.30)	36.51	0.65	0.65	2.29	87	208
Class I
06-30-18	12.65	0.13•	(0.15)	(0.02)	—	—	—	—	—	12.63	(0.16)	0.32	0.22	0.22	2.13	2,163	23
12-31-17	10.57	0.31•	1.91	2.22	0.05	0.09	—	0.14	—	12.65	21.11	0.40	0.20	0.20	2.60	1,563	51
12-31-16	9.82	0.26•	0.54	0.80	0.01	0.04	—	0.05	—	10.57	8.24	1.41	0.14	0.14	2.52	146	63
02-09-15(5) - 12-31-15	10.00	0.51•	(0.69)	(0.18)	—	—	—	—	—	9.82	(1.80)	36.01	0.15	0.15	5.86	32	208
Class S
06-30-18	12.56	0.12•	(0.16)	(0.04)	—	—	—	—	—	12.52	(0.32)	0.57	0.47	0.47	1.89	2,726	23
12-31-17	10.52	0.18•	1.99	2.17	0.04	0.09	—	0.13	—	12.56	20.76	0.65	0.45	0.45	1.51	2,294	51
12-31-16	9.79	0.25•	0.54	0.79	0.02	0.04	—	0.06	—	10.52	8.06	1.66	0.39	0.39	2.46	863	63
02-09-15(5) - 12-31-15	10.00	0.58•	(0.79)	(0.21)	—	—	—	—	—	9.79	(2.10)	36.26	0.40	0.40	6.61	131	208
Class S2
06-30-18	12.51	0.06•	(0.10)	(0.04)	—	—	—	—	—	12.47	(0.32)	0.72	0.62	0.62	0.98	592	23
12-31-17	10.50	0.20•	1.95	2.15	0.05	0.09	—	0.14	—	12.51	20.54	0.80	0.60	0.60	1.68	993	51
12-31-16	9.77	0.26•	0.51	0.77	—	0.04	—	0.04	—	10.50	7.92	1.84	0.54	0.54	2.61	139	63
02-09-15(5) - 12-31-15	10.00	0.06•	(0.29)	(0.23)	—	—	—	—	—	9.77	(2.30)	36.51	0.55	0.55	0.73	4	208
See Accompanying Notes to Financial Statements
28

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2060 Portfolio (continued)
Class Z
06-30-18	12.70	0.16•	(0.16)	0.00*	—	—	—	—	—	12.70	0.00	0.32	0.00*	0.00*	2.51	25,067	23
12-31-17	10.60	0.26•	1.98	2.24	0.05	0.09	—	0.14	—	12.70	21.24	0.40	0.00*	0.00*	2.16	15,056	51
12-31-16	9.82	0.50•	0.34	0.84	0.02	0.04	—	0.06	—	10.60	8.58	1.41	0.00	0.00	4.95	3,068	63
05-01-15(5) - 12-31-15	10.46	0.03•	(0.67)	(0.64)	—	—	—	—	—	9.82	(6.12)	35.54	0.00	0.00	0.52	143	208

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by an Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)
Commencement of operations.

(a)
During the year ended December 31, 2013, Voya Investments, LLC voluntarily reimbursed Voya Index Solution 2020 Portfolio $22 for the foregone investment opportunities attributable to uninvested cash. Excluding this payment by affiliate, total return would have been 13.41%, 13.88%, 13.50% and 13.50% on Classes ADV, I, S and S2, respectively.

(b)
During the year ended December 31, 2013, Voya Investments, LLC voluntarily reimbursed Voya Index Solution 2030 Portfolio $24 for the foregone investment opportunities attributable to uninvested cash. Excluding this payment by affiliate, total return would have been 18.53%, 19.14%, 18.60% and 18.62% on Classes ADV, I, S and S2, respectively.

(c)
During the year ended December 31, 2013, Voya Investments, LLC voluntarily reimbursed Voya Index Solution 2040 Portfolio $30 for the foregone investment opportunities attributable to uninvested cash. Excluding this payment by affiliate, total return would have been 23.01%, 23.72%, 23.35% and 23.18% on Classes ADV, I, S and S2, respectively.

(d)
During the year ended December 31, 2013, Voya Investments, LLC voluntarily reimbursed Voya Index Solution 2050 Portfolio $31 for the foregone investment opportunities attributable to uninvested cash. Excluding this payment by affiliate, total return would have been 23.51%, 24.22%, 23.85% and 23.58% on Classes ADV, I, S and S2, respectively.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
29

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Partners, Inc. (the “Company”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series, each of which has its own investment objective, policies and restrictions. The Company currently consists of thirty-eight active separate investment series. The ten series (each, a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Index Solution Income Portfolio (“Index Solution Income”), Voya Index Solution 2020 Portfolio (“Index Solution 2020”), Voya Index Solution 2025 Portfolio (“Index Solution 2025”), Voya Index Solution 2030 Portfolio (“Index Solution 2030”), Voya Index Solution 2035 Portfolio (“Index Solution 2035”), Voya Index Solution 2040 Portfolio (“Index Solution 2040”), Voya Index Solution 2045 Portfolio (“Index Solution 2045”), Voya Index Solution 2050 Portfolio (“Index Solution 2050”), Voya Index Solution 2055 Portfolio (“Index Solution 2055”) and Voya Index Solution 2060 Portfolio (“Index Solution 2060”), each a diversified series of the Company.
Index Solution 2020, Index Solution 2025, Index Solution 2030, Index Solution 2035, Index Solution 2040, Index Solution 2045, Index Solution 2050, Index Solution 2055 and Index Solution 2060 are structured and managed around a specific target retirement or financial goal date (“Target Date”). When these Portfolios reach their respective Target Date, they may be combined with Index Solution Income, without a vote of shareholders, if approved by the Board of Directors (the “Board”).
The classes of shares included in this report are: Adviser (“Class ADV”), Initial (“Class I”), Service (“Class S”), Service 2 (“Class S2”) and Class Z. Shares of the Portfolios may be offered to separate accounts (“Separate Accounts”) of insurance companies as investment options in connection with variable annuity contracts and variable life insurance policies (“Variable Contracts”) and to certain of the Portfolios' investment advisers and their affiliates. In the future, shares may also be offered to qualified pension and retirement plans (“Qualified Plans”) outside the Separate Account context. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
Each Portfolio seeks to achieve its investment objective by investing in other investment companies (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s

30

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board. Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be

31

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included following the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income distributions in the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Realized gains and losses are reported on the basis of identified cost of securities sold.
C. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
D. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
E. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F. Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

32

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.
Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union is (and other countries outside of the European Union are) implementing similar requirements, which will affect a Portfolio when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear. Central clearing is expected to reduce counterparty risk and increase liquidity, however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose a Portfolio to new kinds of costs and risks.
G. Futures Contracts. Certain Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.
Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in

33

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

collateralized accounts to cover initial margin requirements on open futures contracts, if any, are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2018, certain Portfolios had purchased futures contracts on various equity indices to “equitize” cash. The Portfolios also purchased futures contracts on U.S. Treasury Notes as part of their tactical asset allocation strategy. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Certain Portfolios also purchased and sold futures contracts on equity indices as part of their tactical asset allocation strategy. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended June 30, 2018, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below. Please refer to the tables following each respective Portfolio of Investments for open futures contracts purchased and sold for Index Solution Income, Index Solution 2020, Index Solution 2025, Index Solution 2030, Index Solution 2035, Index Solution 2040, Index Solution 2045, Index Solution 2050 and Index Solution 2055. There were no open futures contracts purchased or sold for Index Solution 2060 during the period ended June 30, 2018.
	Purchased	Sold
Index Solution Income	$33,180,374	$9,607,750
Index Solution 2020	15,329,471	5,120,838
Index Solution 2025	29,812,231	15,975,200
Index Solution 2030	7,101,681	7,612,800
Index Solution 2035	17,284,884	17,588,220
	Purchased	Sold
Index Solution 2040	4,440,369	4,742,628
Index Solution 2045	11,118,083	11,459,275
Index Solution 2050	2,585,565	2,894,728
Index Solution 2055	4,024,420	4,121,550
H. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENTS IN UNDERLYING FUNDS
For the six months ended June 30, 2018, the cost of purchases and the proceeds from sales of the Underlying Funds were as follows:
	Purchases	Sales
Index Solution Income	$93,662,113	$143,028,951
Index Solution 2020	95,143,664	68,795,702
Index Solution 2025	166,266,400	156,051,688
Index Solution 2030	138,156,817	63,262,063
Index Solution 2035	190,926,844	141,466,804
Index Solution 2040	96,423,976	35,292,633
Index Solution 2045	130,461,577	94,233,883
Index Solution 2050	66,752,686	23,984,655
Index Solution 2055	63,584,702	34,612,131
Index Solution 2060	19,401,798	7,089,884
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates: 0.20% of each Portfolio’s average daily nets assets invested in affiliated Underlying Funds and 0.40% of each Portfolio’s average daily net assets invested in unaffiliated Underlying Funds and/or other direct investments.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio.

34

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Classes ADV and S2 of the Portfolios have a plan of distribution (the “Plans”), whereby the Distributor is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each respective Portfolio’s shares (“Distribution Fees”). The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance pursuant to a Distribution Services Agreement. Under the Plans each Portfolio makes payments to the Distributor at an annual rate of 0.25% of each Portfolio’s average daily net assets attributable to its Class ADV shares and each Portfolio makes payments to the Distributor at an annual rate of 0.15% of each Portfolio’s average daily net assets attributable to its Class S2 shares.
The Company has a shareholder servicing plan (“Service Plan”) for the Classes ADV, S and S2 shares of each respective Portfolio. The Service Plan allows the Distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Classes ADV, S and S2 shares and their shareholders including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. Under the Service Plan, each Portfolio makes payments to the Distributor which shall not exceed an annual rate of 0.25% of each Portfolio’s average daily net assets attributable to its Classes ADV, S and S2 shares.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2018, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:
Subsidiary	Portfolio	Percentage
Voya Institutional Trust Company	Index Solution Income	36.83%
	Index Solution 2020	7.99
	Index Solution 2025	14.30
	Index Solution 2030	5.53
Subsidiary	Portfolio	Percentage
	Index Solution 2035	12.18
	Index Solution 2045	10.31
	Index Solution 2055	7.95
Voya Retirement Insurance and Annuity Company	Index Solution Income	63.14
	Index Solution 2020	92.01
	Index Solution 2025	85.70
	Index Solution 2030	94.47
	Index Solution 2035	87.77
	Index Solution 2040	95.69
	Index Solution 2045	89.69
	Index Solution 2050	95.96
	Index Solution 2055	92.05
	Index Solution 2060	96.30
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of  “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Portfolio, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
NOTE 7 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding, except for Class Z, interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses to the levels listed in the table below.

35

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 7 — EXPENSE LIMITATION
AGREEMENTS (continued)

Portfolio	Class ADV(1)(2)	Class I(1)(2)	Class S(1)(2)	Class S2(1)(2)	Class Z(3)(4)
Index Solution Income	0.89%	0.39%	0.64%	0.79%	0.00%
Index Solution 2020	0.89%	0.39%	0.64%	0.79%	0.00%
Index Solution 2025	0.89%	0.39%	0.64%	0.79%	0.00%
Index Solution 2030	0.89%	0.39%	0.64%	0.79%	0.00%
Index Solution 2035	0.89%	0.39%	0.64%	0.79%	0.00%
Index Solution 2040	0.89%	0.39%	0.64%	0.79%	0.00%
Index Solution 2045	0.89%	0.39%	0.64%	0.79%	0.00%
Index Solution 2050	0.89%	0.39%	0.64%	0.79%	0.00%
Index Solution 2055	0.89%	0.39%	0.64%	0.79%	0.00%
Index Solution 2060	0.89%	0.39%	0.64%	0.79%	0.00%

(1)
The operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

(2)
Any fees waived pursuant to the Expense Limitation Agreement shall not be eligible for recoupment.

(3)
Pursuant to a side letter agreement, through May 1, 2019, the Investment Adviser has agreed to waive all or a portion of the management fee so that the direct expense limits are 0.00% for all Portfolios. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(4)
The operating expense limits shown apply only at each Portfolio level and do not include the fees payable by the Underlying Funds in which each Portfolio invests, investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of each Portfolio’s business.

The Expense Limitation Agreement is contractual through May 1, 2019 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Effective May 18, 2018, each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through May 17, 2019. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 18, 2018, the predecessor line of credit was for an aggregate amount of  $400,000,000 and paid a commitment fee equal to 0.15% through May 18, 2018.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Portfolios utilized the line of credit during the six months ended June 30, 2018:
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Index Solution Income	5	$540,000	2.42%
Index Solution 2025	6	917,833	2.42
Index Solution 2035	8	760,250	2.42
Index Solution 2045	5	603,000	2.42

NOTE 9 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Index Solution Income
Class ADV
6/30/2018	358,647	—	—	(1,341,815)	(983,168)	3,707,993	—	—	(13,788,590)	(10,080,597)
12/31/2017	930,637	—	233,642	(2,789,140)	(1,624,861)	9,343,093	—	2,350,443	(28,064,554)	(16,371,018)
Class I
6/30/2018	103,686	—	—	(216,289)	(112,603)	1,094,077	—	—	(2,282,344)	(1,188,267)
12/31/2017	537,961	—	56,418	(1,402,039)	(807,660)	5,533,204	—	581,105	(14,381,478)	(8,267,169)
Class S
6/30/2018	314,077	—	—	(1,254,296)	(940,219)	3,274,612	—	—	(13,130,884)	(9,856,272)
12/31/2017	811,061	—	384,341	(2,878,783)	(1,683,381)	8,351,325	—	3,924,123	(29,550,303)	(17,274,855)
Class S2
6/30/2018	177,589	—	—	(327,843)	(150,254)	1,813,261	—	—	(3,358,223)	(1,544,962)
12/31/2017	141,428	—	28,857	(343,395)	(173,110)	1,419,452	—	288,562	(3,441,174)	(1,733,160)
Class Z
6/30/2018	2,755,372	—	—	(1,243,324)	1,512,048	29,254,561	—	—	(13,208,072)	16,046,489
12/31/2017	10,794,188	—	318,759	(2,349,521)	8,763,426	111,907,543	—	3,295,965	(24,286,316)	90,917,192
36

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Index Solution 2020
Class ADV
6/30/2018	563,900	—	—	(249,707)	314,193	7,459,615	—	—	(3,304,171)	4,155,444
12/31/2017	913,902	—	17,891	(413,898)	517,895	11,558,777	—	228,296	(5,270,808)	6,516,265
Class I
6/30/2018	130,006	—	—	(25,053)	104,953	1,761,629	—	—	(339,686)	1,421,943
12/31/2017	271,086	—	4,488	(169,589)	105,985	3,501,712	—	58,524	(2,200,177)	1,360,059
Class S
6/30/2018	220,023	—	—	(256,791)	(36,768)	2,963,873	—	—	(3,467,295)	(503,422)
12/31/2017	712,715	—	10,139	(552,714)	170,140	9,279,960	—	131,810	(7,180,846)	2,230,924
Class S2
6/30/2018	37,572	—	—	(65,131)	(27,559)	504,433	—	—	(872,369)	(367,936)
12/31/2017	85,453	—	4,333	(81,796)	7,990	1,107,885	—	56,077	(1,070,572)	93,390
Class Z
6/30/2018	3,811,675	—	—	(904,821)	2,906,854	52,149,529	—	—	(12,335,732)	39,813,797
12/31/2017	9,624,424	—	174,801	(882,680)	8,916,545	124,918,953	—	2,286,394	(11,547,481)	115,657,866
Index Solution 2025
Class ADV
6/30/2018	876,461	—	—	(1,825,842)	(949,381)	9,644,765	—	—	(20,063,315)	(10,418,550)
12/31/2017	2,331,125	—	713,057	(4,837,701)	(1,793,519)	24,422,337	—	7,437,183	(50,598,037)	(18,738,517)
Class I
6/30/2018	382,850	—	—	(499,657)	(116,807)	4,310,610	—	—	(5,592,533)	(1,281,923)
12/31/2017	1,254,968	—	193,862	(1,621,412)	(172,582)	13,463,987	—	2,066,567	(17,317,078)	(1,786,524)
Class S
6/30/2018	755,232	—	—	(1,829,089)	(1,073,857)	8,394,183	—	—	(20,499,938)	(12,105,755)
12/31/2017	1,705,397	—	489,675	(3,663,933)	(1,468,861)	18,232,274	—	5,170,966	(39,073,344)	(15,670,104)
Class S2
6/30/2018	590,079	—	—	(1,149,332)	(559,253)	6,454,807	—	—	(12,505,271)	(6,050,464)
12/31/2017	412,384	—	114,415	(841,511)	(314,712)	4,293,865	—	1,187,624	(8,815,543)	(3,334,054)
Class Z
6/30/2018	6,603,066	—	—	(1,252,638)	5,350,428	74,768,801	—	—	(14,194,667)	60,574,134
12/31/2017	21,218,668	—	922,006	(829,989)	21,310,685	228,894,092	—	9,865,461	(8,964,104)	229,795,449
Index Solution 2030
Class ADV
6/30/2018	582,959	—	—	(106,460)	476,499	8,956,035	—	—	(1,636,486)	7,319,549
12/31/2017	791,344	—	11,541	(243,965)	558,920	11,223,971	—	166,649	(3,496,094)	7,894,526
Class I
6/30/2018	95,791	—	—	(50,399)	45,392	1,521,925	—	—	(790,324)	731,601
12/31/2017	242,273	—	2,187	(88,949)	155,511	3,506,149	—	32,270	(1,243,412)	2,295,007
Class S
6/30/2018	217,611	—	—	(267,506)	(49,895)	3,422,334	—	—	(4,197,280)	(774,946)
12/31/2017	411,638	—	6,889	(118,075)	300,452	5,934,899	—	101,132	(1,712,929)	4,323,102
Class S2
6/30/2018	73,471	—	—	(97,641)	(24,170)	1,138,138	—	—	(1,501,877)	(363,739)
12/31/2017	65,546	—	1,219	(80,232)	(13,467)	943,460	—	17,702	(1,164,903)	(203,741)
Class Z
6/30/2018	4,658,132	—	—	(613,985)	4,044,147	73,637,176	—	—	(9,695,668)	63,941,508
12/31/2017	12,011,403	—	134,910	(465,780)	11,680,533	175,494,462	—	1,993,970	(6,842,286)	170,646,146
Index Solution 2035
Class ADV
6/30/2018	985,931	—	—	(1,945,190)	(959,259)	11,290,269	—	—	(22,307,887)	(11,017,618)
12/31/2017	2,021,115	—	727,136	(4,195,526)	(1,447,275)	21,592,596	—	7,751,266	(44,860,941)	(15,517,079)
Class I
6/30/2018	374,052	—	—	(455,202)	(81,150)	4,390,173	—	—	(5,317,421)	(927,248)
12/31/2017	1,407,166	—	192,475	(1,260,541)	339,100	15,571,838	—	2,101,828	(13,954,535)	3,719,131
Class S
6/30/2018	752,466	—	—	(1,925,357)	(1,172,891)	8,757,294	—	—	(22,530,091)	(13,772,797)
12/31/2017	1,602,844	—	435,693	(3,178,025)	(1,139,488)	17,537,584	—	4,705,487	(34,600,968)	(12,357,897)
37

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Index Solution 2035 (continued)
Class S2
6/30/2018	359,830	—	—	(1,023,771)	(663,941)	4,107,900	—	—	(11,689,290)	(7,581,390)
12/31/2017	452,571	—	127,982	(553,780)	26,773	4,873,063	—	1,361,732	(5,987,023)	247,772
Class Z
6/30/2018	7,006,903	—	—	(674,630)	6,332,273	82,974,408	—	—	(7,972,189)	75,002,219
12/31/2017	17,907,971	—	877,565	(668,817)	18,116,719	198,209,750	—	9,635,664	(7,398,643)	200,446,771
Index Solution 2040
Class ADV
6/30/2018	321,886	—	—	(45,786)	276,100	5,187,943	—	—	(744,146)	4,443,797
12/31/2017	449,349	—	5,956	(145,457)	309,848	6,626,075	—	89,221	(2,170,039)	4,545,257
Class I
6/30/2018	78,831	—	—	(28,885)	49,946	1,304,760	—	—	(473,966)	830,794
12/31/2017	154,447	—	891	(43,353)	111,985	2,356,478	—	13,613	(660,814)	1,709,277
Class S
6/30/2018	162,332	—	—	(160,429)	1,903	2,672,428	—	—	(2,657,013)	15,415
12/31/2017	288,103	—	5,040	(117,275)	175,868	4,320,234	—	77,007	(1,764,952)	2,632,289
Class S2
6/30/2018	36,425	—	—	(34,337)	2,088	592,069	—	—	(560,997)	31,072
12/31/2017	93,905	—	958	(37,851)	57,012	1,406,195	—	14,469	(589,183)	831,481
Class Z
6/30/2018	3,484,644	—	—	(284,433)	3,200,211	58,011,617	—	—	(4,763,441)	53,248,176
12/31/2017	7,023,535	—	86,062	(290,672)	6,818,925	106,754,350	—	1,319,336	(4,425,666)	103,648,020
Index Solution 2045
Class ADV
6/30/2018	693,547	—	—	(1,121,957)	(428,410)	8,264,003	—	—	(13,438,407)	(5,174,404)
12/31/2017	1,726,176	—	503,085	(3,329,734)	(1,100,473)	19,002,994	—	5,538,963	(36,429,062)	(11,887,105)
Class I
6/30/2018	282,853	—	—	(384,981)	(102,128)	3,475,461	—	—	(4,701,143)	(1,225,682)
12/31/2017	1,157,158	—	155,507	(747,667)	564,998	13,354,064	—	1,765,007	(8,633,220)	6,485,851
Class S
6/30/2018	578,548	—	—	(1,595,553)	(1,017,005)	6,986,545	—	—	(19,536,048)	(12,549,503)
12/31/2017	1,223,267	—	304,151	(1,616,612)	(89,194)	13,827,091	—	3,403,451	(18,295,647)	(1,065,105)
Class S2
6/30/2018	198,934	—	—	(487,396)	(288,462)	2,370,013	—	—	(5,803,497)	(3,433,484)
12/31/2017	338,771	—	69,460	(588,961)	(180,730)	3,757,788	—	765,452	(6,606,568)	(2,083,328)
Class Z
6/30/2018	4,483,551	—	—	(166,711)	4,316,840	55,530,510	—	—	(2,055,178)	53,475,332
12/31/2017	11,199,900	—	536,329	(297,498)	11,438,731	128,873,840	—	6,114,153	(3,382,466)	131,605,527
Index Solution 2050
Class ADV
6/30/2018	234,415	—	—	(25,677)	208,738	3,823,283	—	—	(420,721)	3,402,562
12/31/2017	314,588	—	3,214	(78,651)	239,151	4,701,219	—	48,761	(1,172,709)	3,577,271
Class I
6/30/2018	58,987	—	—	(35,762)	23,225	997,835	—	—	(592,333)	405,502
12/31/2017	154,928	—	1,154	(31,611)	124,471	2,407,368	—	17,786	(505,666)	1,919,488
Class S
6/30/2018	142,012	—	—	(136,822)	5,190	2,370,413	—	—	(2,293,722)	76,691
12/31/2017	321,998	—	3,908	(124,234)	201,672	4,861,028	—	60,144	(1,894,963)	3,026,209
Class S2
6/30/2018	42,921	—	—	(52,178)	(9,257)	705,377	—	—	(860,887)	(155,510)
12/31/2017	76,415	—	810	(12,248)	64,977	1,156,350	—	12,318	(187,015)	981,653
Class Z
6/30/2018	2,290,693	—	—	(60,055)	2,230,638	38,425,117	—	—	(1,004,014)	37,421,103
12/31/2017	4,455,542	—	40,685	(165,668)	4,330,559	68,197,933	—	628,184	(2,660,159)	66,165,958
Index Solution 2055
Class ADV
6/30/2018	360,460	—	—	(253,596)	106,864	5,545,700	—	—	(3,881,994)	1,663,706
12/31/2017	809,648	—	105,480	(736,869)	178,259	11,412,384	—	1,493,599	(10,321,415)	2,584,568
38

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Index Solution 2055 (continued)
Class I
6/30/2018	223,217	—	—	(132,769)	90,448	3,506,261	—	—	(2,068,098)	1,438,163
12/31/2017	610,638	—	29,675	(208,095)	432,218	9,041,962	—	429,094	(3,084,093)	6,386,963
Class S
6/30/2018	380,202	—	—	(402,232)	(22,030)	5,920,495	—	—	(6,320,349)	(399,854)
12/31/2017	722,021	—	67,779	(674,289)	115,511	10,364,721	—	970,592	(9,818,180)	1,517,133
Class S2
6/30/2018	101,527	—	—	(272,869)	(171,342)	1,560,294	—	—	(4,219,617)	(2,659,323)
12/31/2017	191,561	—	19,231	(50,210)	160,582	2,727,755	—	273,267	(720,584)	2,280,438
Class Z
6/30/2018	1,755,095	—	—	(33,952)	1,721,143	27,698,148	—	—	(532,202)	27,165,946
12/31/2017	3,153,324	—	111,223	(191,699)	3,072,848	46,005,873	—	1,614,956	(2,876,458)	44,744,371
Index Solution 2060
Class ADV
6/30/2018	153,734	—	—	(61,971)	91,763	1,940,141	—	—	(774,060)	1,166,081
12/31/2017	261,267	—	2,888	(58,816)	205,339	2,996,682	—	33,646	(660,336)	2,369,992
Class I
6/30/2018	59,277	—	—	(11,634)	47,643	759,071	—	—	(147,458)	611,613
12/31/2017	117,025	—	524	(7,861)	109,688	1,410,297	—	6,165	(90,551)	1,325,911
Class S
6/30/2018	98,272	—	—	(63,267)	35,005	1,251,427	—	—	(803,691)	447,736
12/31/2017	201,475	—	2,022	(102,841)	100,656	2,331,075	—	23,655	(1,230,125)	1,124,605
Class S2
6/30/2018	22,598	—	—	(54,475)	(31,877)	285,444	—	—	(693,576)	(408,132)
12/31/2017	69,881	—	682	(4,451)	66,112	789,688	—	7,953	(51,306)	746,335
Class Z
6/30/2018	838,114	—	—	(49,154)	788,960	10,800,228	—	—	(634,575)	10,165,653
12/31/2017	1,067,759	—	9,927	(181,654)	896,032	12,487,641	—	117,236	(2,138,641)	10,466,236
NOTE 10 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
No dividends or distributions were made during the six months ended June 30, 2018. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2017 was as follows:
	Ordinary Income	Long-term Capital Gains
Index Solution Income	$8,365,401	$2,074,797
Index Solution 2020	1,889,018	872,083
Index Solution 2025	11,236,182	14,491,619
Index Solution 2030	1,505,792	805,931
Index Solution 2035	9,490,084	16,065,893
Index Solution 2040	982,525	531,121
Index Solution 2045	5,732,688	11,854,338
Index Solution 2050	447,691	319,502
Index Solution 2055	1,777,554	3,003,954
Index Solution 2060	119,016	69,639
The tax-basis components of distributable earnings as of December 31, 2017 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)
Index Solution Income	$11,322,938	$5,266,073	$5,054,023
Index Solution 2020	7,783,062	3,654,359	8,813,708
Index Solution 2025	16,504,697	17,256,072	43,266,808
Index Solution 2030	7,326,170	5,984,446	18,088,931
Index Solution 2035	13,345,675	18,489,640	56,657,206
Index Solution 2040	4,298,313	4,134,218	13,889,154

39

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)
Index Solution 2045	7,866,123	13,490,472	42,864,098
Index Solution 2050	2,392,082	2,659,970	8,493,635
Index Solution 2055	2,554,662	4,456,612	15,046,322
Index Solution 2060	844,074	464,889	1,451,528
At December 31, 2017, the Portfolios did not have any capital loss carryovers for U.S. federal income tax purposes.
The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.
As of June 30, 2018, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2013.

NOTE 11 — SUBSEQUENT EVENTS
Dividends: Subsequent to June 30, 2018, the Portfolios declared dividends and distributions of:
	PER SHARE AMOUNTS			Payable Date	Record Date
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains
Index Solution Income
Class ADV	$0.1723	$0.0402	$0.1168	August 6, 2018	August 2, 2018
Class I	$0.2331	$0.0402	$0.1168	August 6, 2018	August 2, 2018
Class S	$0.2040	$0.0402	$0.1168	August 6, 2018	August 2, 2018
Class S2	$0.1854	$0.0402	$0.1168	August 6, 2018	August 2, 2018
Class Z	$0.2331	$0.0402	$0.1168	August 6, 2018	August 2, 2018
Index Solution 2020
Class ADV	$0.1497	$0.1694	$0.1695	August 6, 2018	August 2, 2018
Class I	$0.1965	$0.1694	$0.1695	August 6, 2018	August 2, 2018
Class S	$0.1670	$0.1694	$0.1695	August 6, 2018	August 2, 2018
Class S2	$0.1379	$0.1694	$0.1695	August 6, 2018	August 2, 2018
Class Z	$0.1965	$0.1694	$0.1695	August 6, 2018	August 2, 2018
Index Solution 2025
Class ADV	$0.1359	$0.0350	$0.2172	August 6, 2018	August 2, 2018
Class I	$0.1926	$0.0350	$0.2172	August 6, 2018	August 2, 2018
Class S	$0.1617	$0.0350	$0.2172	August 6, 2018	August 2, 2018
Class S2	$0.1368	$0.0350	$0.2172	August 6, 2018	August 2, 2018
Class Z	$0.1926	$0.0350	$0.2172	August 6, 2018	August 2, 2018
Index Solution 2030
Class ADV	$0.1486	$0.1094	$0.2452	August 6, 2018	August 2, 2018
Class I	$0.1937	$0.1094	$0.2452	August 6, 2018	August 2, 2018
Class S	$0.1618	$0.1094	$0.2452	August 6, 2018	August 2, 2018
Class S2	$0.1202	$0.1094	$0.2452	August 6, 2018	August 2, 2018
Class Z	$0.1937	$0.1094	$0.2452	August 6, 2018	August 2, 2018
Index Solution 2035
Class ADV	$0.1250	$0.0268	$0.2641	August 6, 2018	August 2, 2018
Class I	$0.1834	$0.0268	$0.2641	August 6, 2018	August 2, 2018
Class S	$0.1508	$0.0268	$0.2641	August 6, 2018	August 2, 2018
Class S2	$0.1299	$0.0268	$0.2641	August 6, 2018	August 2, 2018
Class Z	$0.1834	$0.0268	$0.2641	August 6, 2018	August 2, 2018
40

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 11 — SUBSEQUENT EVENTS (continued)

	PER SHARE AMOUNTS			Payable Date	Record Date
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains
Index Solution 2040
Class ADV	$0.1292	$0.1018	$0.2590	August 6, 2018	August 2, 2018
Class I	$0.1698	$0.1018	$0.2590	August 6, 2018	August 2, 2018
Class S	$0.1374	$0.1018	$0.2590	August 6, 2018	August 2, 2018
Class S2	$0.1247	$0.1018	$0.2590	August 6, 2018	August 2, 2018
Class Z	$0.1698	$0.1018	$0.2590	August 6, 2018	August 2, 2018
Index Solution 2045
Class ADV	$0.1120	$0.0227	$0.2967	August 6, 2018	August 2, 2018
Class I	$0.1704	$0.0227	$0.2967	August 6, 2018	August 2, 2018
Class S	$0.1373	$0.0227	$0.2967	August 6, 2018	August 2, 2018
Class S2	$0.1128	$0.0227	$0.2967	August 6, 2018	August 2, 2018
Class Z	$0.1704	$0.0227	$0.2967	August 6, 2018	August 2, 2018
Index Solution 2050
Class ADV	$0.1120	$0.0931	$0.2668	August 6, 2018	August 2, 2018
Class I	$0.1502	$0.0931	$0.2668	August 6, 2018	August 2, 2018
Class S	$0.1194	$0.0931	$0.2668	August 6, 2018	August 2, 2018
Class S2	$0.1071	$0.0931	$0.2668	August 6, 2018	August 2, 2018
Class Z	$0.1502	$0.0931	$0.2668	August 6, 2018	August 2, 2018
Index Solution 2055
Class ADV	$0.1204	$0.0212	$0.3227	August 6, 2018	August 2, 2018
Class I	$0.1866	$0.0212	$0.3227	August 6, 2018	August 2, 2018
Class S	$0.1499	$0.0212	$0.3227	August 6, 2018	August 2, 2018
Class S2	$0.1205	$0.0212	$0.3227	August 6, 2018	August 2, 2018
Class Z	$0.1866	$0.0212	$0.3227	August 6, 2018	August 2, 2018
Index Solution 2060
Class ADV	$0.0690	$0.1838	$0.1531	August 6, 2018	August 2, 2018
Class I	$0.1007	$0.1838	$0.1531	August 6, 2018	August 2, 2018
Class S	$0.0810	$0.1838	$0.1531	August 6, 2018	August 2, 2018
Class S2	$0.0515	$0.1838	$0.1531	August 6, 2018	August 2, 2018
Class Z	$0.1007	$0.1838	$0.1531	August 6, 2018	August 2, 2018
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.
41

PORTFOLIO OF INVESTMENTS
Voya Index Solution Income Portfolio	as of June 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 14.9%
1,028,817	Invesco Senior Loan ETF	$23,559,909	5.0
600,165	Schwab U.S. TIPs ETF	32,955,060	7.0
261,323	SPDR Bloomberg Barclays High Yield Bond ETF	9,271,740	1.9
60,575	SPDR Dow Jones International Real Estate	2,370,906	0.5
28,971	Vanguard Real Estate Index ETF	2,359,688	0.5
	Total Exchange-Traded Funds (Cost $72,313,058)	70,517,303	14.9
MUTUAL FUNDS: 74.9%
	Affiliated Investment Companies: 73.4%
1,224,447	Voya Emerging Markets Index Portfolio Class P2	14,350,519	3.0
3,249,672	Voya International Index Portfolio Class P2	33,179,155	7.0
644,286	Voya Russell™ Mid Cap Index Portfolio Class P2	9,438,793	2.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
18,848,603	Voya U.S. Bond Index Portfolio Class P2	$193,763,637	41.0
6,001,557	Voya U.S. Stock Index Portfolio Class P2	96,685,078	20.4
		347,417,182	73.4
	Unaffiliated Investment Companies: 1.5%
1,420,800	Credit Suisse Commodity Return Strategy Fund - Class I	7,075,583	1.5
	Total Mutual Funds (Cost $349,927,646)	354,492,765	74.9
	Total Investments in Securities (Cost $422,240,704)	$425,010,068	89.8
	Assets in Excess of Other Liabilities	48,185,809	10.2
	Net Assets	$473,195,877	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$70,517,303	$—	$—	$70,517,303
Mutual Funds	354,492,765	—	—	354,492,765
Total Investments, at fair value	$425,010,068	$—	$—	$425,010,068
Other Financial Instruments+
Futures	87,730	—	—	87,730
Total Assets	$425,097,798	$—	$—	$425,097,798
Liabilities Table
Other Financial Instruments+
Futures	$(180,057)	$—	$—	$(180,057)
Total Liabilities	$(180,057)	$—	$—	$(180,057)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
42

PORTFOLIO OF INVESTMENTS
Voya Index Solution Income Portfolio	as of June 30, 2018 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2018, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2017	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio Class P2	$14,476,644	$2,941,063	$(1,501,243)	$(1,565,945)	$14,350,519	$327,459	$354,299	$—
Voya International Index Portfolio Class P2	33,672,294	4,895,670	(3,389,085)	(1,999,724)	33,179,155	873,113	377,295	—
Voya Russell™ Mid Cap Index Portfolio Class P2	14,368,964	1,748,895	(5,202,396)	(1,476,670)	9,438,793	130,932	511,604	1,025,887
Voya U.S. Bond Index Portfolio Class P2	255,995,129	25,203,373	(83,202,414)	(4,232,451)	193,763,637	3,007,962	(3,395,421)	—
Voya U.S. Stock Index Portfolio Class P2	82,646,453	24,619,143	(11,160,282)	579,764	96,685,078	—	2,009,203	—
	$401,159,484	$59,408,144	$(104,455,420)	$(8,695,026)	$347,417,182	$4,339,466	$(143,020)	$1,025,887

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2018, the following futures contracts were outstanding for Voya Index Solution Income Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	244	09/28/18	$51,686,063	$(180,057)
			$51,686,063	$(180,057)
Short Contracts:
Mini MSCI Emerging Markets Index	(90)	09/21/18	(4,784,850)	87,730
			$(4,784,850)	$87,730

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2018 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$87,730
Total Asset Derivatives		$87,730
Liability Derivatives
Interest rate contracts	Net Assets — Unrealized depreciation*	$180,057
Total Liability Derivatives		$180,057

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2018 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(827,022)
Interest rate contracts	178,758
Total	$(648,264)

See Accompanying Notes to Financial Statements
43

PORTFOLIO OF INVESTMENTS
Voya Index Solution Income Portfolio	as of June 30, 2018 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$101,996
Interest rate contracts	(180,057)
Total	$(78,061)

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $429,007,190.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$12,103,053
Gross Unrealized Depreciation	(16,192,502)
Net Unrealized Depreciation	$(4,089,449)

See Accompanying Notes to Financial Statements
44

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2020 Portfolio	as of June 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 12.9%
629,104	Invesco Senior Loan ETF	$14,406,481	5.0
262,136	Schwab U.S. TIPs ETF	14,393,888	5.0
153,181	SPDR Bloomberg Barclays High Yield Bond ETF	5,434,862	1.9
37,040	SPDR Dow Jones International Real Estate	1,449,746	0.5
17,716	Vanguard Real Estate Index ETF	1,442,968	0.5
	Total Exchange-Traded Funds (Cost $37,463,468)	37,127,945	12.9
MUTUAL FUNDS: 79.7%
	Affiliated Investment Companies: 78.2%
873,495	Voya Emerging Markets Index Portfolio Class P2	10,237,363	3.6
3,122,431	Voya International Index Portfolio Class P2	31,880,016	11.0
393,953	Voya Russell™ Mid Cap Index Portfolio Class P2	5,771,412	2.0
182,034	Voya Russell™ Small Cap Index Portfolio Class P2	2,877,952	1.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
9,486,782	Voya U.S. Bond Index Portfolio Class P2	$97,524,117	33.7
4,833,127	Voya U.S. Stock Index Portfolio Class P2	77,861,680	26.9
		226,152,540	78.2
	Unaffiliated Investment Companies: 1.5%
868,725	Credit Suisse Commodity Return Strategy Fund - Class I	4,326,250	1.5
	Total Mutual Funds (Cost $227,825,765)	230,478,790	79.7
	Total Investments in Securities (Cost $265,289,233)	$267,606,735	92.6
	Assets in Excess of Other Liabilities	21,535,323	7.4
	Net Assets	$289,142,058	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$37,127,945	$—	$—	$37,127,945
Mutual Funds	230,478,790	—	—	230,478,790
Total Investments, at fair value	$267,606,735	$—	$—	$267,606,735
Other Financial Instruments+
Futures	52,765	—	—	52,765
Total Assets	$267,659,500	$—	$—	$267,659,500
Liabilities Table
Other Financial Instruments+
Futures	$(75,941)	$—	$—	$(75,941)
Total Liabilities	$(75,941)	$—	$—	$(75,941)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
45

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2020 Portfolio	as of June 30, 2018 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2018, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2017	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio Class P2	$8,585,472	$3,456,649	$(718,515)	$(1,086,243)	$10,237,363	$227,032	$173,162	$—
Voya International Index Portfolio Class P2	26,895,855	9,035,749	(1,966,715)	(2,084,873)	31,880,016	815,806	451,176	—
Voya Russell™ Mid Cap Index Portfolio Class P2	7,304,529	2,203,466	(2,938,807)	(797,776)	5,771,412	77,806	204,580	609,630
Voya Russell™ Small Cap Index Portfolio Class P2	7,279,859	1,551,943	(5,573,059)	(380,791)	2,877,952	29,722	430,265	155,061
Voya U.S. Bond Index Portfolio Class P2	95,759,479	31,462,517	(27,602,108)	(2,095,771)	97,524,117	1,310,667	(909,896)	—
Voya U.S. Stock Index Portfolio Class P2	56,837,468	27,528,461	(7,159,832)	655,583	77,861,680	—	1,109,538	—
	$202,662,662	$75,238,785	$(45,959,036)	$(5,789,871)	$226,152,540	$2,461,033	$1,458,825	$764,691

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2018, the following futures contracts were outstanding for Voya Index Solution 2020 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	112	09/28/18	$23,724,750	$(75,941)
			$23,724,750	$(75,941)
Short Contracts:
Mini MSCI Emerging Markets Index	(55)	09/21/18	(2,924,075)	52,765
			$(2,924,075)	$52,765

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2018 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$52,765
Total Asset Derivatives		$52,765
Liability Derivatives
Interest rate contracts	Net Assets — Unrealized depreciation*	$75,941
Total Liability Derivatives		$75,941

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2018 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(436,152)
Interest rate contracts	76,033
Total	$(360,119)

See Accompanying Notes to Financial Statements
46

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2020 Portfolio	as of June 30, 2018 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$60,606
Interest rate contracts	(75,941)
Total	$(15,335)

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $266,479,043.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$5,408,527
Gross Unrealized Depreciation	(4,304,011)
Net Unrealized Appreciation	$1,104,516

See Accompanying Notes to Financial Statements
47

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2025 Portfolio	as of June 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 10.2%
1,907,305	Invesco Senior Loan ETF	$43,677,284	5.0
26,166 (1)	iShares 1-3 Year Treasury Bond ETF	2,181,852	0.2
317,896	Schwab U.S. TIPs ETF	17,455,669	2.0
477,877	SPDR Bloomberg Barclays High Yield Bond ETF	16,955,076	2.0
112,298	SPDR Dow Jones International Real Estate	4,395,344	0.5
53,710	Vanguard Real Estate Index ETF	4,374,680	0.5
	Total Exchange-Traded Funds (Cost $91,074,444)	89,039,905	10.2
MUTUAL FUNDS: 86.4%
	Affiliated Investment Companies: 84.9%
3,596,886	Voya Emerging Markets Index Portfolio Class P2	42,155,509	4.8
12,047,534	Voya International Index Portfolio Class P2	123,005,326	14.0
2,090,065	Voya Russell™ Mid Cap Index Portfolio Class P2	30,619,446	3.5
1,103,688	Voya Russell™ Small Cap Index Portfolio Class P2	17,449,314	2.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
23,643,711	Voya U.S. Bond Index Portfolio Class P2	$243,057,348	27.7
17,907,950	Voya U.S. Stock Index Portfolio Class P2	288,497,072	32.9
		744,784,015	84.9
	Unaffiliated Investment Companies: 1.5%
2,633,926	Credit Suisse Commodity Return Strategy Fund - Class I	13,116,952	1.5
	Total Mutual Funds (Cost $729,308,660)	757,900,967	86.4
	Total Investments in Securities (Cost $820,383,104)	$846,940,872	96.6
	Assets in Excess of Other Liabilities	30,237,212	3.4
	Net Assets	$877,178,084	100.0

(1)
Non-income producing security.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$89,039,905	$—	$—	$89,039,905
Mutual Funds	757,900,967	—	—	757,900,967
Total Investments, at fair value	$846,940,872	$—	$—	$846,940,872
Other Financial Instruments+
Futures	121,580	—	—	121,580
Total Assets	$847,062,452	$—	$—	$847,062,452
Liabilities Table
Other Financial Instruments+
Futures	$(104,009)	$—	$—	$(104,009)
Total Liabilities	$(104,009)	$—	$—	$(104,009)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
48

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2025 Portfolio	as of June 30, 2018 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2018, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2017	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio Class P2	$42,316,947	$7,596,339	$(2,929,444)	$(4,828,333.00)	$42,155,509	$1,006,749	$977,644	$—
Voya International Index Portfolio Class P2	118,119,420	19,304,394	(7,164,767)	(7,253,721)	123,005,326	3,222,253	1,024,192	—
Voya Russell™ Mid Cap Index Portfolio Class P2	37,804,383	6,553,562	(9,453,952)	(4,284,547)	30,619,446	423,403	1,164,528	3,317,489
Voya Russell™ Small Cap Index Portfolio Class P2	25,118,136	3,197,412	(10,083,032)	(783,202)	17,449,314	187,192	984,006	976,600
Voya U.S. Bond Index Portfolio Class P2	228,903,569	40,973,905	(20,713,866)	(6,106,260)	243,057,348	3,049,069	(737,774)	—
Voya U.S. Stock Index Portfolio Class P2	247,311,915	62,551,974	(24,262,967)	2,896,150	288,497,072	—	4,508,980	—
	$699,574,370	$140,177,586	$(74,608,028)	$(20,359,913)	$744,784,015	$7,888,666	$7,921,576	$4,294,089

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2018, the following futures contracts were outstanding for Voya Index Solution 2025 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	165	09/28/18	$34,951,641	$(104,009)
			$34,951,641	$(104,009)
Short Contracts:
Mini MSCI Emerging Markets Index	(125)	09/21/18	(6,645,625)	121,580
			$(6,645,625)	$121,580

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2018 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$121,580
Total Asset Derivatives		$121,580
Liability Derivatives
Interest rate contracts	Net Assets — Unrealized depreciation*	$104,009
Total Liability Derivatives		$104,009

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2018 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(1,462,149)
Interest rate contracts	105,961
Total	$(1,356,188)

See Accompanying Notes to Financial Statements
49

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2025 Portfolio	as of June 30, 2018 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$150,713
Interest rate contracts	(104,009)
Total	$46,704

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $828,879,515.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$38,185,836
Gross Unrealized Depreciation	(20,106,908)
Net Unrealized Appreciation	$18,078,928

See Accompanying Notes to Financial Statements
50

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2030 Portfolio	as of June 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 7.8%
657,959	Invesco Senior Loan ETF	$15,067,262	4.0
18,053 (1)	iShares 1-3 Year Treasury Bond ETF	1,505,349	0.4
201,254	SPDR Bloomberg Barclays High Yield Bond ETF	7,140,492	1.9
72,636	SPDR Dow Jones International Real Estate	2,842,973	0.8
34,740	Vanguard Real Estate Index ETF	2,829,573	0.7
	Total Exchange-Traded Funds (Cost $29,863,347)	29,385,649	7.8
MUTUAL FUNDS: 92.0%
	Affiliated Investment Companies: 90.5%
2,148,097	Voya Emerging Markets Index Portfolio Class P2	25,175,698	6.7
7,026,669	Voya International Index Portfolio Class P2	71,742,292	19.0
1,026,636	Voya Russell™ Mid Cap Index Portfolio Class P2	15,040,213	4.0
474,359	Voya Russell™ Small Cap Index Portfolio Class P2	7,499,618	2.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
7,681,811	Voya U.S. Bond Index Portfolio Class P2	$78,969,015	20.9
8,861,213	Voya U.S. Stock Index Portfolio Class P2	142,754,148	37.9
		341,180,984	90.5
	Unaffiliated Investment Companies: 1.5%
1,135,724	Credit Suisse Commodity Return Strategy Fund - Class I	5,655,906	1.5
	Total Mutual Funds (Cost $339,113,661)	346,836,890	92.0
	Total Investments in Securities (Cost $368,977,008)	$376,222,539	99.8
	Assets in Excess of Other Liabilities	733,842	0.2
	Net Assets	$376,956,381	100.0

(1)
Non-income producing security.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$29,385,649	$—	$—	$29,385,649
Mutual Funds	346,836,890	—	—	346,836,890
Total Investments, at fair value	$376,222,539	$—	$—	$376,222,539
Other Financial Instruments+
Futures	113,271	—	—	113,271
Total Assets	$376,335,810	$—	$—	$376,335,810
Liabilities Table
Other Financial Instruments+
Futures	$(71,228)	$—	$—	$(71,228)
Total Liabilities	$(71,228)	$—	$—	$(71,228)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
51

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2030 Portfolio	as of June 30, 2018 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2018, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2017	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio Class P2	$18,354,203	$10,665,181	$(1,036,015)	$(2,807,671)	$25,175,698	$599,071	$337,694	$—
Voya International Index Portfolio Class P2	51,847,097	26,549,913	(2,320,055)	(4,334,663)	71,742,292	1,860,191	527,201	—
Voya Russell™ Mid Cap Index Portfolio Class P2	15,182,994	5,816,962	(4,193,127)	(1,766,616)	15,040,213	205,762	227,554	1,612,204
Voya Russell™ Small Cap Index Portfolio Class P2	12,105,731	3,565,458	(7,637,572)	(533,999)	7,499,618	79,185	624,369	413,115
Voya U.S. Bond Index Portfolio Class P2	46,000,102	41,285,743	(7,043,044)	(1,273,786)	78,969,015	789,178	(154,339)	—
Voya U.S. Stock Index Portfolio Class P2	112,515,416	39,868,349	(10,787,762)	1,158,145	142,754,148	—	1,947,804	—
	$256,005,543	$127,751,606	$(33,017,575)	$(9,558,590)	$341,180,984	$3,533,387	$3,510,283	$2,025,319

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2018, the following futures contracts were outstanding for Voya Index Solution 2030 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500 E-Mini	28	09/21/18	$3,810,240	$(71,228)
U.S. Treasury 2-Year Note	11	09/28/18	2,330,109	1,681
			$6,140,349	$(69,547)
Short Contracts:
Mini MSCI Emerging Markets Index	(115)	09/21/18	(6,113,975)	111,590
			$(6,113,975)	$111,590

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2018 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$111,590
Interest rate contracts	Net Assets — Unrealized appreciation*	1,681
Total Asset Derivatives		$113,271
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$71,228
Total Liability Derivatives		$71,228

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

See Accompanying Notes to Financial Statements
52

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2030 Portfolio	as of June 30, 2018 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2018 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(544,848)
Total	$(544,848)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$53,521
Interest rate contracts	1,681
Total	$55,202

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $369,577,972.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$10,188,006
Gross Unrealized Depreciation	(3,501,396)
Net Unrealized Appreciation	$6,686,610

See Accompanying Notes to Financial Statements
53

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2035 Portfolio	as of June 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 7.9%
1,391,085	Invesco Senior Loan ETF	$31,855,846	4.0
42,939 (1)	iShares 1-3 Year Treasury Bond ETF	3,580,469	0.4
437,832	SPDR Bloomberg Barclays High Yield Bond ETF	15,534,279	1.9
153,571	SPDR Dow Jones International Real Estate	6,010,769	0.8
73,449	Vanguard Real Estate Index ETF	5,982,421	0.8
	Total Exchange-Traded Funds (Cost $64,517,016)	62,963,784	7.9
MUTUAL FUNDS: 91.9%
	Affiliated Investment Companies: 90.4%
5,215,178	Voya Emerging Markets Index Portfolio Class P2	61,121,883	7.6
16,482,066	Voya International Index Portfolio Class P2	168,281,896	21.0
2,723,138	Voya Russell™ Mid Cap Index Portfolio Class P2	39,893,975	5.0
1,006,592	Voya Russell™ Small Cap Index Portfolio Class P2	15,914,218	2.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
9,327,198	Voya U.S. Bond Index Portfolio Class P2	$95,883,600	12.0
21,282,010	Voya U.S. Stock Index Portfolio Class P2	342,853,178	42.8
		723,948,750	90.4
	Unaffiliated Investment Companies: 1.5%
2,401,326	Credit Suisse Commodity Return Strategy Fund - Class I	11,958,605	1.5
	Total Mutual Funds (Cost $695,838,850)	735,907,355	91.9
	Total Investments in Securities (Cost $760,355,866)	$798,871,139	99.8
	Assets in Excess of Other Liabilities	1,339,661	0.2
	Net Assets	$800,210,800	100.0

(1)
Non-income producing security.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$62,963,784	$—	$—	$62,963,784
Mutual Funds	735,907,355	—	—	735,907,355
Total Investments, at fair value	$798,871,139	$—	$—	$798,871,139
Other Financial Instruments+
Futures	233,197	—	—	233,197
Total Assets	$799,104,336	$—	$—	$799,104,336
Liabilities Table
Other Financial Instruments+
Futures	$(152,911)	$—	$—	$(152,911)
Total Liabilities	$(152,911)	$—	$—	$(152,911)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
54

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2035 Portfolio	as of June 30, 2018 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2018, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2017	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio Class P2	$52,973,615	$18,252,994	$(3,000,601)	$(7,104,125)	$61,121,883	$1,471,646	$1,326,145	$—
Voya International Index Portfolio Class P2	143,317,953	40,937,407	(5,898,546)	(10,074,918)	168,281,896	4,417,298	1,350,583	—
Voya Russell™ Mid Cap Index Portfolio Class P2	52,584,752	10,222,617	(17,025,051)	(5,888,343)	39,893,975	552,120	1,757,042	4,326,025
Voya Russell™ Small Cap Index Portfolio Class P2	29,947,816	4,214,471	(16,678,985)	(1,569,084)	15,914,218	170,203	1,799,008	887,969
Voya U.S. Bond Index Portfolio Class P2	60,606,380	44,971,945	(8,221,515)	(1,473,210)	95,883,600	956,975	(308,021)	—
Voya U.S. Stock Index Portfolio Class P2	301,029,780	62,600,894	(26,031,303)	5,253,807	342,853,178	—	3,154,373	—
	$640,460,296	$181,200,328	$(76,856,001)	$(20,855,873)	$723,948,750	$7,568,242	$9,079,130	$5,213,994

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2018, the following futures contracts were outstanding for Voya Index Solution 2035 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500 E-Mini	59	09/21/18	$8,028,720	$(152,911)
U.S. Treasury 2-Year Note	21	09/28/18	4,448,391	3,224
			$12,477,111	$(149,687)
Short Contracts:
Mini MSCI Emerging Markets Index	(236)	09/21/18	(12,546,940)	229,973
			$(12,546,940)	$229,973

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2018 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$229,973
Interest rate contracts	Net Assets — Unrealized appreciation*	3,224
Total Asset Derivatives		$233,197
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$152,911
Total Liability Derivatives		$152,911

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

See Accompanying Notes to Financial Statements
55

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2035 Portfolio	as of June 30, 2018 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2018 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(1,319,669)
Total	$(1,319,669)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$105,555
Interest rate contracts	3,224
Total	$108,779

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $766,078,984.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$44,162,171
Gross Unrealized Depreciation	(11,289,730)
Net Unrealized Appreciation	$32,872,441

See Accompanying Notes to Financial Statements
56

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2040 Portfolio	as of June 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.8%
328,547	Invesco Senior Loan ETF	$7,523,726	3.0
15,024 (1)	iShares 1-3 Year Treasury Bond ETF	1,252,776	0.5
131,287	SPDR Bloomberg Barclays High Yield Bond ETF	4,658,063	1.9
48,360	SPDR Dow Jones International Real Estate	1,892,810	0.7
23,130	Vanguard Real Estate Index ETF	1,883,939	0.7
	Total Exchange-Traded Funds (Cost $17,512,525)	17,211,314	6.8
MUTUAL FUNDS: 93.0%
	Affiliated Investment Companies: 91.5%
1,736,316	Voya Emerging Markets Index Portfolio Class P2	20,349,629	8.1
5,671,920	Voya International Index Portfolio Class P2	57,910,299	23.0
1,026,797	Voya Russell™ Mid Cap Index Portfolio Class P2	15,042,574	6.0
474,433	Voya Russell™ Small Cap Index Portfolio Class P2	7,500,792	3.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
1,707,519	Voya U.S. Bond Index Portfolio Class P2	$17,553,294	7.0
6,919,721	Voya U.S. Stock Index Portfolio Class P2	111,476,702	44.4
		229,833,290	91.5
	Unaffiliated Investment Companies: 1.5%
756,125	Credit Suisse Commodity Return Strategy Fund - Class I	3,765,501	1.5
	Total Mutual Funds (Cost $227,392,087)	233,598,791	93.0
	Total Investments in Securities (Cost $244,904,612)	$250,810,105	99.8
	Assets in Excess of Other Liabilities	471,778	0.2
	Net Assets	$251,281,883	100.0

(1)
Non-income producing security.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$17,211,314	$—	$—	$17,211,314
Mutual Funds	233,598,791	—	—	233,598,791
Total Investments, at fair value	$250,810,105	$—	$—	$250,810,105
Other Financial Instruments+
Futures	70,716	—	—	70,716
Total Assets	$250,880,821	$—	$—	$250,880,821
Liabilities Table
Other Financial Instruments+
Futures	$(47,446)	$—	$—	$(47,446)
Total Liabilities	$(47,446)	$—	$—	$(47,446)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
57

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2040 Portfolio	as of June 30, 2018 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2018, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2017	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio Class P2	$14,439,043	$8,647,545	$(541,039)	$(2,195,920)	$20,349,629	$474,866	$192,936	$—
Voya International Index Portfolio Class P2	38,400,476	23,808,404	(966,877)	(3,331,704)	57,910,299	1,469,827	253,337	—
Voya Russell™ Mid Cap Index Portfolio Class P2	15,289,150	6,686,531	(4,961,357)	(1,971,750)	15,042,574	201,310	438,779	1,577,326
Voya Russell™ Small Cap Index Portfolio Class P2	9,523,870	3,520,950	(5,149,747)	(394,281)	7,500,792	77,773	453,686	405,752
Voya U.S. Bond Index Portfolio Class P2	9,709,186	10,019,042	(1,910,651)	(264,283)	17,553,294	174,035	(43,389)	—
Voya U.S. Stock Index Portfolio Class P2	79,586,220	36,846,555	(6,012,309)	1,056,236	111,476,702	—	1,267,689	—
	$166,947,945	$89,529,027	$(19,541,980)	$(7,101,702)	$229,833,290	$2,397,811	$2,563,038	$1,983,078

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2018, the following futures contracts were outstanding for Voya Index Solution 2040 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500 E-Mini	18	09/21/18	$2,449,440	$(47,446)
U.S. Treasury 2-Year Note	6	09/28/18	1,270,969	925
			$3,720,409	$(46,521)
Short Contracts:
Mini MSCI Emerging Markets Index	(72)	09/21/18	(3,827,880)	69,791
			$(3,827,880)	$69,791

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2018 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$69,791
Interest rate contracts	Net Assets — Unrealized appreciation*	925
Total Asset Derivatives		$70,716
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$47,446
Total Liability Derivatives		$47,446

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

See Accompanying Notes to Financial Statements
58

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2040 Portfolio	as of June 30, 2018 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2018 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(344,043)
Total	$(344,043)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$29,975
Interest rate contracts	925
Total	$30,900

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $245,086,659.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$7,634,721
Gross Unrealized Depreciation	(1,888,005)
Net Unrealized Appreciation	$5,746,716

See Accompanying Notes to Financial Statements
59

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2045 Portfolio	as of June 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.9%
412,415	Invesco Senior Loan ETF	$9,444,304	1.7
38,796 (1)	iShares 1-3 Year Treasury Bond ETF	3,235,004	0.6
104,066	SPDR Dow Jones International Real Estate	4,073,143	0.8
49,773	Vanguard Real Estate Index ETF	4,054,011	0.8
	Total Exchange-Traded Funds (Cost $21,149,247)	20,806,462	3.9
MUTUAL FUNDS: 96.0%
	Affiliated Investment Companies: 94.5%
4,393,584	Voya Emerging Markets Index Portfolio Class P2	51,492,802	9.5
12,745,190	Voya International Index Portfolio Class P2	130,128,389	24.0
2,579,620	Voya Russell™ Mid Cap Index Portfolio Class P2	37,791,431	7.0
1,021,638	Voya Russell™ Small Cap Index Portfolio Class P2	16,152,103	3.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
2,233,586	Voya U.S. Bond Index Portfolio Class P2	$22,961,261	4.2
15,738,588	Voya U.S. Stock Index Portfolio Class P2	253,548,659	46.8
		512,074,645	94.5
	Unaffiliated Investment Companies: 1.5%
1,627,228	Credit Suisse Commodity Return Strategy Fund - Class I	8,103,597	1.5
	Total Mutual Funds (Cost $490,157,240)	520,178,242	96.0
	Total Investments in Securities (Cost $511,306,487)	$540,984,704	99.9
	Assets in Excess of Other Liabilities	703,711	0.1
	Net Assets	$541,688,415	100.0

(1)
Non-income producing security.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$20,806,462	$—	$—	$20,806,462
Mutual Funds	520,178,242	—	—	520,178,242
Total Investments, at fair value	$540,984,704	$—	$—	$540,984,704
Other Financial Instruments+
Futures	143,022	—	—	143,022
Total Assets	$541,127,726	$—	$—	$541,127,726
Liabilities Table
Other Financial Instruments+
Futures	$(102,918)	$—	$—	$(102,918)
Total Liabilities	$(102,918)	$—	$—	$(102,918)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
60

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2045 Portfolio	as of June 30, 2018 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2018, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2017	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio Class P2	$40,776,461	$18,587,400	$(2,100,065)	$(5,770,994)	$51,492,802	$1,239,730	$854,598	$—
Voya International Index Portfolio Class P2	106,709,170	34,351,816	(3,408,052)	(7,524,545)	130,128,389	3,402,902	758,575	—
Voya Russell™ Mid Cap Index Portfolio Class P2	50,598,850	9,843,163	(17,873,507)	(4,777,075)	37,791,431	520,837	884,715	4,080,909
Voya Russell™ Small Cap Index Portfolio Class P2	25,215,382	3,854,443	(11,855,015)	(1,062,707)	16,152,103	172,629	1,267,536	900,628
Voya U.S. Bond Index Portfolio Class P2	21,701,278	4,540,142	(2,753,698)	(526,461)	22,961,261	290,985	(129,346)	—
Voya U.S. Stock Index Portfolio Class P2	213,090,287	53,364,319	(17,447,459)	4,541,512	253,548,659	—	1,767,578	—
	$458,091,428	$124,541,283	$(55,437,796)	$(15,120,270)	$512,074,645	$5,627,083	$5,403,656	$4,981,537

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2018, the following futures contracts were outstanding for Voya Index Solution 2045 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500 E-Mini	40	09/21/18	$5,443,200	$(102,918)
U.S. Treasury 2-Year Note	10	09/28/18	2,118,281	1,527
			$7,561,481	$(101,391)
Short Contracts:
Mini MSCI Emerging Markets Index	(145)	09/21/18	(7,708,925)	141,495
			$(7,708,925)	$141,495

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2018 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$141,495
Interest rate contracts	Net Assets — Unrealized appreciation*	1,527
Total Asset Derivatives		$143,022
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$102,918
Total Liability Derivatives		$102,918

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

See Accompanying Notes to Financial Statements
61

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2045 Portfolio	as of June 30, 2018 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2018 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(879,202)
Total	$(879,202)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$57,028
Interest rate contracts	1,527
Total	$58,555

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $515,394,883.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$32,580,682
Gross Unrealized Depreciation	(6,950,757)
Net Unrealized Appreciation	$25,629,925

See Accompanying Notes to Financial Statements
62

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2050 Portfolio	as of June 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.1%
11,380 (1)	iShares 1-3 Year Treasury Bond ETF	$948,921	0.6
30,524	SPDR Dow Jones International Real Estate	1,194,709	0.8
14,599	Vanguard Real Estate Index ETF	1,189,089	0.7
	Total Exchange-Traded Funds (Cost $3,343,729)	3,332,719	2.1
MUTUAL FUNDS: 97.6%
	Affiliated Investment Companies: 96.1%
1,353,824	Voya Emerging Markets Index Portfolio Class P2	15,866,821	10.0
3,884,529	Voya International Index Portfolio Class P2	39,661,042	25.0
754,807	Voya Russell™ Mid Cap Index Portfolio Class P2	11,057,917	6.9
298,933	Voya Russell™ Small Cap Index Portfolio Class P2	4,726,131	3.0
615,124	Voya U.S. Bond Index Portfolio Class P2	6,323,479	4.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
4,653,616	Voya U.S. Stock Index Portfolio Class P2	$74,969,762	47.2
		152,605,152	96.1
	Unaffiliated Investment Companies: 1.5%
477,250	Credit Suisse Commodity Return Strategy Fund - Class I	2,376,706	1.5
	Total Mutual Funds (Cost $151,705,228)	154,981,858	97.6
	Total Investments in Securities (Cost $155,048,957)	$158,314,577	99.7
	Assets in Excess of Other Liabilities	427,473	0.3
	Net Assets	$158,742,050	100.0

(1)
Non-income producing security.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,332,719	$—	$—	$3,332,719
Mutual Funds	154,981,858	—	—	154,981,858
Total Investments, at fair value	$158,314,577	$—	$—	$158,314,577
Other Financial Instruments+
Futures	41,299	—	—	41,299
Total Assets	$158,355,876	$—	$—	$158,355,876
Liabilities Table
Other Financial Instruments+
Futures	$(29,027)	$—	$—	$(29,027)
Total Liabilities	$(29,027)	$—	$—	$(29,027)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
63

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2050 Portfolio	as of June 30, 2018 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2018, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2017	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio Class P2	$9,950,698	$7,850,090	$(267,788)	$(1,666,179)	$15,866,821	$368,855	$89,179	$—
Voya International Index Portfolio Class P2	25,687,783	16,457,876	(303,617)	(2,181,001)	39,661,041	1,004,714	74,640	—
Voya Russell™ Mid Cap Index Portfolio Class P2	12,783,611	5,836,676	(6,005,595)	(1,556,774)	11,057,918	147,399	417,210	1,154,912
Voya Russell™ Small Cap Index Portfolio Class P2	5,791,427	2,400,536	(3,229,387)	(236,445)	4,726,131	48,910	277,056	255,170
Voya U.S. Bond Index Portfolio Class P2	4,685,742	2,101,673	(318,221)	(145,715)	6,323,479	72,982	(5,586)	—
Voya U.S. Stock Index Portfolio Class P2	48,412,480	29,195,686	(3,602,450)	964,046	74,969,762	—	622,568	—
	$107,311,741	$63,842,537	$(13,727,058)	$(4,822,068)	$152,605,152	$1,642,860	$1,475,067	$1,410,082

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2018, the following futures contracts were outstanding for Voya Index Solution 2050 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500 E-Mini	12	09/21/18	$1,632,960	$(29,027)
U.S. Treasury 2-Year Note	3	09/28/18	635,484	463
			$2,268,444	$(28,564)
Short Contracts:
Mini MSCI Emerging Markets Index	(42)	09/21/18	(2,232,930)	40,836
			$(2,232,930)	$40,836

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2018 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$40,836
Interest rate contracts	Net Assets — Unrealized appreciation*	463
Total Asset Derivatives		$41,299
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$29,027
Total Liability Derivatives		$29,027

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

See Accompanying Notes to Financial Statements
64

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2050 Portfolio	as of June 30, 2018 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2018 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(219,005)
Total	$(219,005)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$19,371
Interest rate contracts	463
Total	$19,834

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $155,123,922.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$4,500,804
Gross Unrealized Depreciation	(1,297,877)
Net Unrealized Appreciation	$3,202,927

See Accompanying Notes to Financial Statements
65

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2055 Portfolio	as of June 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.1%
14,793 (1)	iShares 1-3 Year Treasury Bond ETF	$1,233,514	0.6
39,681	SPDR Dow Jones International Real Estate	1,553,115	0.8
18,978	Vanguard Real Estate Index ETF	1,545,758	0.7
	Total Exchange-Traded Funds (Cost $4,332,723)	4,332,387	2.1
MUTUAL FUNDS: 97.7%
	Affiliated Investment Companies: 96.2%
1,767,968	Voya Emerging Markets Index Portfolio Class P2	20,720,582	10.0
5,072,465	Voya International Index Portfolio Class P2	51,789,868	25.0
985,538	Voya Russell™ Mid Cap Index Portfolio Class P2	14,438,132	6.9
390,316	Voya Russell™ Small Cap Index Portfolio Class P2	6,170,903	3.0
803,168	Voya U.S. Bond Index Portfolio Class P2	8,256,569	4.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
6,077,432	Voya U.S. Stock Index Portfolio Class P2	$97,907,424	47.3
		199,283,478	96.2
	Unaffiliated Investment Companies: 1.5%
620,451	Credit Suisse Commodity Return Strategy Fund - Class I	3,089,847	1.5
	Total Mutual Funds (Cost $192,054,779)	202,373,325	97.7
	Total Investments in Securities (Cost $196,387,502)	$206,705,712	99.8
	Assets in Excess of Other Liabilities	345,474	0.2
	Net Assets	$207,051,186	100.0

(1)
Non-income producing security.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$4,332,387	$—	$—	$4,332,387
Mutual Funds	202,373,325	—	—	202,373,325
Total Investments, at fair value	$206,705,712	$—	$—	$206,705,712
Other Financial Instruments+
Futures	54,452	—	—	54,452
Total Assets	$206,760,164	$—	$—	$206,760,164
Liabilities Table
Other Financial Instruments+
Futures	$(39,530)	$—	$—	$(39,530)
Total Liabilities	$(39,530)	$—	$—	$(39,530)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
66

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2055 Portfolio	as of June 30, 2018 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2018, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2017	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio Class P2	$15,298,359	$8,289,150	$(539,210)	$(2,327,717)	$20,720,582	$491,374	$329,274	$—
Voya International Index Portfolio Class P2	39,478,725	16,059,404	(966,301)	(2,781,960)	51,789,868	1,337,926	74,840	—
Voya Russell™ Mid Cap Index Portfolio Class P2	19,653,564	5,157,434	(8,182,673)	(2,190,193)	14,438,132	196,336	695,760	1,538,352
Voya Russell™ Small Cap Index Portfolio Class P2	8,903,767	2,031,783	(4,362,940)	(401,707)	6,170,903	65,152	471,833	339,908
Voya U.S. Bond Index Portfolio Class P2	7,204,204	1,788,280	(533,597)	(202,318)	8,256,569	101,323	(20,186)	—
Voya U.S. Stock Index Portfolio Class P2	74,359,340	27,710,031	(5,475,669)	1,313,722	97,907,424	—	1,004,210	—
	$164,897,959	$61,036,082	$(20,060,390)	$(6,590,173)	$199,283,478	$2,192,111	$2,555,731	$1,878,260

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2018, the following futures contracts were outstanding for Voya Index Solution 2055 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500 E-Mini	15	09/21/18	$2,041,200	$(39,530)
U.S. Treasury 2-Year Note	4	09/28/18	847,312	617
			$2,888,512	$(38,913)
Short Contracts:
Mini MSCI Emerging Markets Index	(55)	09/21/18	(2,924,075)	53,835
			$(2,924,075)	$53,835

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2018 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$53,835
Interest rate contracts	Net Assets — Unrealized appreciation*	617
Total Asset Derivatives		$54,452
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$39,530
Total Liability Derivatives		$39,530

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

See Accompanying Notes to Financial Statements
67

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2055 Portfolio	as of June 30, 2018 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2018 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(311,046)
Total	$(311,046)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$19,971
Interest rate contracts	617
Total	$20,588

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $198,681,219.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$11,459,763
Gross Unrealized Depreciation	(3,420,348)
Net Unrealized Appreciation	$8,039,415

See Accompanying Notes to Financial Statements
68

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2060 Portfolio	as of June 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.5%
4,315	iShares 1-3 Year Treasury Bond ETF	$359,742	1.0
6,945	SPDR Dow Jones International Real Estate	271,827	0.8
3,322	Vanguard Real Estate Index ETF	270,577	0.7
	Total Exchange-Traded Funds (Cost $904,531)	902,146	2.5
MUTUAL FUNDS: 97.3%
	Affiliated Investment Companies: 95.8%
265,856	Voya Emerging Markets Index Portfolio Class P2	3,115,835	8.6
888,470	Voya International Index Portfolio Class P2	9,071,276	25.0
172,604	Voya Russell™ Mid Cap Index Portfolio Class P2	2,528,646	6.9
68,359	Voya Russell™ Small Cap Index Portfolio Class P2	1,080,761	3.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
140,744	Voya U.S. Bond Index Portfolio Class P2	1,446,843	4.0
1,086,812	Voya U.S. Stock Index Portfolio Class P2	$17,508,535	48.3
		34,751,896	95.8
	Unaffiliated Investment Companies: 1.5%
108,578	Credit Suisse Commodity Return Strategy Fund - Class I	540,717	1.5
	Total Mutual Funds (Cost $35,194,571)	35,292,613	97.3
	Total Investments in Securities (Cost $36,099,102)	$36,194,759	99.8
	Assets in Excess of Other Liabilities	54,899	0.2
	Net Assets	$36,249,658	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$902,146	$—	$—	$902,146
Mutual Funds	35,292,613	—	—	35,292,613
Total Investments, at fair value	$36,194,759	$—	$—	$36,194,759

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
See Accompanying Notes to Financial Statements
69

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2060 Portfolio	as of June 30, 2018 (Unaudited) (continued)

The following table provides transactions during the period ended June 30, 2018, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2017	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio Class P2	$2,077,070	$2,022,840	$(546,945)	$(437,130)	$3,115,835	$81,083	$89,941	$—
Voya International Index Portfolio Class P2	4,884,624	5,085,240	(356,933)	(541,655)	9,071,276	220,842	68,827	—
Voya Russell™ Mid Cap Index Portfolio Class P2	2,668,962	1,611,239	(1,407,583)	(343,972)	2,528,646	32,400	86,848	253,860
Voya Russell™ Small Cap Index Portfolio Class P2	1,209,131	673,541	(749,116)	(52,795)	1,080,761	10,751	59,138	56,088
Voya U.S. Bond Index Portfolio Class P2	978,288	612,949	(114,428)	(29,966)	1,446,843	16,215	(2,636)	—
Voya U.S. Stock Index Portfolio Class P2	9,863,342	8,402,100	(930,909)	174,002	17,508,535	—	135,980	—
	$21,681,417	$18,407,909	$(4,105,914)	$(1,231,516)	$34,751,896	$361,291	$438,098	$309,948

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $36,111,405.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$714,832
Gross Unrealized Depreciation	(631,478)
Net Unrealized Appreciation	$83,354

See Accompanying Notes to Financial Statements
70

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
VPSAR-VINDSOL         (0618-082218)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Complete schedule of investments, as applicable, is included as part of the report to shareholders filed under Item 1 of this Form and filed herein, as applicable.

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 23.3%
			Brazil: 0.4%
	900,000		Petrobras Global Finance BV, 8.750%, 05/23/2026	976,050	0.4

			Canada: 0.6%
	215,000	(1)	1011778 BC ULC / New Red Finance, Inc., 5.000%, 10/15/2025	204,508	0.1
	191,000	(2)	Cenovus Energy, Inc., 4.250%, 04/15/2027	184,236	0.1
	300,000		Fortis, Inc./Canada, 3.055%, 10/04/2026	273,722	0.1
	324,000		Goldcorp, Inc., 3.700%, 03/15/2023	319,160	0.2
	280,000		Teck Resources Ltd., 6.000%, 08/15/2040	273,000	0.1
				1,254,626	0.6

			China: 0.3%
	601,000	(2)	Alibaba Group Holding Ltd., 3.600%, 11/28/2024	591,582	0.3

			France: 0.6%
	572,000	(1)	BNP Paribas SA, 3.500%, 03/01/2023	557,941	0.3
	294,000		BPCE SA, 2.500%, 12/10/2018	293,857	0.1
	287,000	(1)	BPCE SA, 5.150%, 07/21/2024	291,252	0.1
	226,000	(1)	Electricite de France SA, 2.350%, 10/13/2020	221,739	0.1
				1,364,789	0.6

			Guernsey: 0.3%
	716,000		Credit Suisse Group Funding Guernsey Ltd., 2.750%, 03/26/2020	708,592	0.3

			Ireland: 0.3%
	282,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	273,516	0.1
	370,000		Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/2026	339,545	0.2
				613,061	0.3

			Israel: 0.1%
	235,000		Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 07/21/2023	203,142	0.1

			Italy: 0.2%
	60,000		Telecom Italia Capital SA, 6.375%, 11/15/2033	59,400	0.0
	315,000		Telecom Italia Capital SA, 7.721%, 06/04/2038	340,200	0.2
				399,600	0.2

			Japan: 0.7%
	790,000	(1)	MUFG Bank Ltd, 2.300%, 03/05/2020	777,782	0.3
	200,000	(1)	Mizuho Bank Ltd., 3.200%, 03/26/2025	193,176	0.1
	639,000		Sumitomo Mitsui Financial Group, Inc., 3.784%, 03/09/2026	634,298	0.3
				1,605,256	0.7

			Luxembourg: 0.1%
	185,000	(1)	Dana Financing Luxembourg Sarl, 6.500%, 06/01/2026	188,238	0.1

			Mexico: 0.0%
MXN	1,007,437	(3)	Banco Invex SA / Hipotecaria Credito y Casa SA de CV, 6.450%, 03/13/2034	–	–
MXN	88,177	(4)	JPMorgan Hipotecaria su Casita, 6.100%, 09/25/2035	4,436	0.0
				4,436	0.0

			Netherlands: 0.8%
	170,000		ArcelorMittal, 7.000%, 10/15/2039	196,138	0.1
	269,000		Cooperatieve Rabobank UA, 4.500%, 01/11/2021	276,671	0.1
	690,000		Shell International Finance BV, 3.250%, 05/11/2025	676,485	0.3
	361,000		Shell International Finance BV, 4.000%, 05/10/2046	350,194	0.2
	300,000	(1)	Siemens Financieringsmaatschappij NV, 2.350%, 10/15/2026	270,183	0.1
				1,769,671	0.8

			Norway: 0.2%
	380,000		Equinor ASA, 2.450%, 01/17/2023	366,718	0.2

			South Africa: 0.0%
ZAR	1,000,000		Transnet SOC Ltd., 10.800%, 11/06/2023	75,666	0.0

			Spain: 0.1%
	150,000		Telefonica Emisiones SAU, 4.665%, 03/06/2038	140,653	0.0
	160,000		Telefonica Emisiones SAU, 4.895%, 03/06/2048	147,920	0.1
				288,573	0.1

			Sweden: 0.1%
	298,000	(1),(5)	Nordea Bank AB, 5.500%, 12/31/2199	296,510	0.1

			Switzerland: 0.3%
	400,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	426,394	0.2
	250,000		UBS AG/Stamford CT, 7.625%, 08/17/2022	276,600	0.1
				702,994	0.3

			United Kingdom: 1.3%
	283,000		Aon PLC, 2.800%, 03/15/2021	278,367	0.1
	530,000		BP Capital Markets PLC, 3.216%, 11/28/2023	520,025	0.2
	200,000	(1)	Reckitt Benckiser Treasury Services PLC, 3.000%, 06/26/2027	186,091	0.1

See Accompanying Notes to Financial Statements

3

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United Kingdom: (continued)
1,002,000		Santander UK PLC, 2.375%, 03/16/2020	987,016	0.5
602,000	(1)	Standard Chartered PLC, 4.300%, 02/19/2027	579,027	0.3
230,000	(1)	Standard Chartered PLC, 5.300%, 01/09/2043	230,885	0.1
			2,781,411	1.3

		United States: 16.9%
300,000		21st Century Fox America, Inc., 5.400%, 10/01/2043	332,586	0.2
150,000		AbbVie, Inc., 3.600%, 05/14/2025	145,451	0.1
321,000		AbbVie, Inc., 4.300%, 05/14/2036	307,940	0.1
275,000		AECOM, 5.125%, 03/15/2027	259,875	0.1
53,000		Aetna, Inc., 2.800%, 06/15/2023	50,584	0.0
459,000		American International Group, Inc., 4.500%, 07/16/2044	428,527	0.2
265,000	(2)	AMC Entertainment Holdings, Inc., 5.875%, 11/15/2026	255,725	0.1
210,000		AMC Networks, Inc., 4.750%, 08/01/2025	202,390	0.1
300,000		Amgen, Inc., 3.200%, 11/02/2027	281,376	0.1
70,000		Andeavor Logistics L.P. / Tesoro Logistics Finance Corp., 5.250%, 01/15/2025	71,829	0.0
432,000		Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/2021	426,218	0.2
275,000		Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/2026	269,569	0.1
214,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/2046	220,857	0.1
190,000		Anheuser-Busch InBev Worldwide, Inc., 4.000%, 04/13/2028	189,863	0.1
155,000		Antero Resources Corp., 5.625%, 06/01/2023	157,712	0.1
301,000	(1)	AT&T, Inc., 4.300%, 02/15/2030	285,238	0.1
299,000		AT&T, Inc., 5.150%, 03/15/2042	283,966	0.1
430,000		AT&T, Inc., 5.450%, 03/01/2047	423,280	0.2
368,000		Bank of America Corp., 3.300%, 01/11/2023	362,712	0.2
616,000	(5)	Bank of America Corp., 3.419%, 12/20/2028	580,532	0.3
458,000		Bank of America Corp., 4.100%, 07/24/2023	466,022	0.2
412,000		Bank of New York Mellon Corp., 2.050%, 05/03/2021	399,366	0.2
220,000	(1)	Brink's Co/The, 4.625%, 10/15/2027	204,050	0.1
215,000	(1)	Calpine Corp., 5.250%, 06/01/2026	203,444	0.1
395,000		CBRE Services, Inc., 5.250%, 03/15/2025	416,189	0.2
216,000		CBS Corp., 3.700%, 08/15/2024	210,296	0.1
60,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	56,175	0.0
563,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	569,777	0.3
265,000		Chemours Co/The, 5.375%, 05/15/2027	257,050	0.1
265,000		Citigroup, Inc., 4.125%, 07/25/2028	253,913	0.1
579,000		Citigroup, Inc., 4.000%, 08/05/2024	569,782	0.3
469,000		Citigroup, Inc., 5.500%, 09/13/2025	498,529	0.2
758,000		Citizens Bank NA/Providence RI, 2.450%, 12/04/2019	751,179	0.3
278,000	(1)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	264,069	0.1
165,000		Comcast Corp., 2.350%, 01/15/2027	144,684	0.1
238,000		Comcast Corp., 4.000%, 03/01/2048	210,020	0.1
200,000		Comcast Corp., 4.250%, 01/15/2033	195,519	0.1
275,000	(1)	CommScope Technologies LLC, 5.000%, 03/15/2027	259,531	0.1
330,000		Continental Resources, Inc./OK, 4.375%, 01/15/2028	327,827	0.2
215,000	(1)	Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, 10/15/2025	203,981	0.1
270,000		CSC Holdings LLC, 5.250%, 06/01/2024	255,825	0.1
1,184,000		CVS Health Corp., 2.800%, 07/20/2020	1,174,540	0.5
510,000		CVS Health Corp., 4.300%, 03/25/2028	503,860	0.2
177,000	(1)	Dell International LLC / EMC Corp., 4.420%, 06/15/2021	179,632	0.1
480,000	(1)	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	502,528	0.2
313,000	(1)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	329,555	0.2
442,000		Discover Bank, 7.000%, 04/15/2020	466,946	0.2
240,000		DISH DBS Corp., 5.875%, 11/15/2024	204,000	0.1
147,000		Eastman Chemical Co., 2.700%, 01/15/2020	146,171	0.1
280,000		Energy Transfer Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	281,969	0.1
1,026,000		Energy Transfer Partners L.P., 4.900%, 02/01/2024	1,042,133	0.5
558,000		Entergy Corp., 5.125%, 09/15/2020	575,988	0.3
270,000	(1)	ESH Hospitality, Inc., 5.250%, 05/01/2025	261,225	0.1
202,000		FedEx Corp., 4.050%, 02/15/2048	181,841	0.1

See Accompanying Notes to Financial Statements

4

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
318,000		Fifth Third Bancorp, 8.250%, 03/01/2038	434,970	0.2
200,000	(1)	First Data Corp., 5.750%, 01/15/2024	200,620	0.1
532,000		FirstEnergy Corp., 4.250%, 03/15/2023	540,911	0.2
569,000		Ford Motor Credit Co. LLC, 3.200%, 01/15/2021	562,932	0.3
205,000		General Electric Co., 6.750%, 03/15/2032	250,453	0.1
224,000		General Motors Financial Co., Inc., 4.300%, 07/13/2025	220,004	0.1
240,000		Goldman Sachs Group, Inc./The, 2.625%, 04/25/2021	234,992	0.1
942,000	(5)	Goldman Sachs Group, Inc./The, 2.876%, 10/31/2022	920,060	0.4
105,000		HCA, Inc., 5.500%, 06/15/2047	96,600	0.0
105,000		HCA, Inc., 5.875%, 02/15/2026	106,181	0.1
150,000	(1)	Hess Infrastructure Partners L.P. / Hess Infrastructure Partners Finance Corp., 5.625%, 02/15/2026	150,375	0.1
265,000	(1)	Hilton Domestic Operating Co., Inc., 5.125%, 05/01/2026	261,687	0.1
1,041,000		Indiana Michigan Power Co., 7.000%, 03/15/2019	1,071,892	0.5
195,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 5.750%, 06/15/2025	182,325	0.1
90,000		Johnson & Johnson, 2.900%, 01/15/2028	85,973	0.0
150,000		Johnson & Johnson, 3.400%, 01/15/2038	141,869	0.1
50,000		Johnson & Johnson, 4.375%, 12/05/2033	53,754	0.0
175,000	(1),(2)	Jonah Energy LLC / Jonah Energy Finance Corp., 7.250%, 10/15/2025	142,187	0.1
357,000		JPMorgan Chase & Co., 2.550%, 03/01/2021	349,965	0.2
258,000	(5)	JPMorgan Chase & Co., 3.897%, 01/23/2049	232,034	0.1
478,000	(5)	JPMorgan Chase & Co., 6.000%, 12/31/2199	489,352	0.2
222,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	222,341	0.1
194,000		Kinder Morgan, Inc./DE, 5.550%, 06/01/2045	196,548	0.1
317,000		Kraft Heinz Foods Co., 3.000%, 06/01/2026	285,859	0.1
144,000		Kroger Co/The, 4.450%, 02/01/2047	131,373	0.1
103,000	(2)	Kroger Co/The, 4.650%, 01/15/2048	97,560	0.0
291,000		Lennar Corp., 4.750%, 11/29/2027	273,453	0.1
255,000		Level 3 Parent LLC, 5.750%, 12/01/2022	255,637	0.1
375,000		Medtronic, Inc., 3.150%, 03/15/2022	372,091	0.2
380,000	(1)	Metropolitan Edison Co., 4.000%, 04/15/2025	379,745	0.2
292,000		Molson Coors Brewing Co., 3.000%, 07/15/2026	265,616	0.1
372,000		Morgan Stanley, 3.750%, 02/25/2023	372,537	0.2
618,000		Morgan Stanley, 4.100%, 05/22/2023	620,832	0.3
250,000		Murphy Oil Corp., 5.750%, 08/15/2025	249,925	0.1
438,000		Newell Brands, Inc., 2.875%, 12/01/2019	436,524	0.2
381,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/2023	380,488	0.2
235,000		Nordstrom, Inc., 5.000%, 01/15/2044	217,282	0.1
215,000	(1)	Novelis Corp., 5.875%, 09/30/2026	206,400	0.1
292,000		Occidental Petroleum Corp., 4.625%, 06/15/2045	305,815	0.1
349,000		Oracle Corp., 2.950%, 05/15/2025	333,473	0.2
150,000		O'Reilly Automotive, Inc., 3.600%, 09/01/2027	141,942	0.1
95,000		O'Reilly Automotive, Inc., 4.350%, 06/01/2028	94,653	0.0
100,000	(1)	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/2023	101,500	0.0
235,000		Pfizer, Inc., 2.750%, 06/03/2026	222,460	0.1
460,000		Philip Morris International, Inc., 4.250%, 11/10/2044	436,492	0.2
215,000	(1)	Post Holdings, Inc., 5.000%, 08/15/2026	201,025	0.1
249,000		Qualcomm, Inc., 3.250%, 05/20/2027	232,970	0.1
215,000	(1)	Quicken Loans, Inc., 5.250%, 01/15/2028	199,101	0.1
272,000		Reynolds American, Inc., 6.150%, 09/15/2043	309,584	0.1
275,000	(1),(2)	Sinclair Television Group, Inc., 5.125%, 02/15/2027	254,375	0.1
165,000	(1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	154,687	0.1
210,000	(1)	Six Flags Entertainment Corp., 5.500%, 04/15/2027	204,427	0.1
225,000		Southern Co., 2.750%, 06/15/2020	223,162	0.1
185,000		Southwest Airlines Co., 3.450%, 11/16/2027	175,557	0.1
215,000	(1)	Standard Industries, Inc./NJ, 5.000%, 02/15/2027	201,025	0.1
270,000		Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.750%, 04/15/2025	257,850	0.1
104,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/2024	103,025	0.1
255,000	(1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	252,450	0.1
110,000		Teleflex, Inc., 4.625%, 11/15/2027	104,362	0.1

See Accompanying Notes to Financial Statements

5

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
272,000		Time Warner Cable LLC, 5.875%, 11/15/2040	266,747	0.1
275,000		T-Mobile USA, Inc., 4.750%, 02/01/2028	254,719	0.1
215,000		United Rentals North America, Inc., 4.875%, 01/15/2028	200,219	0.1
230,000		Verizon Communications, Inc., 4.125%, 03/16/2027	227,128	0.1
331,000		Verizon Communications, Inc., 4.522%, 09/15/2048	302,718	0.1
252,000		Viacom, Inc., 4.375%, 03/15/2043	209,933	0.1
245,000		Walmart, Inc., 3.700%, 06/26/2028	246,912	0.1
430,000		Wells Fargo & Co., 4.100%, 06/03/2026	421,639	0.2
210,000		Western Digital Corp., 4.750%, 02/15/2026	204,619	0.1
255,000	(1)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.500%, 03/01/2025	251,175	0.1
			36,892,937	16.9

	Total Corporate Bonds/Notes
	(Cost $52,352,341)		51,083,852	23.3

COLLATERALIZED MORTGAGE OBLIGATIONS: 12.6%
		United States: 12.6%
363,534	(5)	Adjustable Rate Mortgage Trust 2006-2 1A1, 3.990%, 05/25/2036	342,874	0.2
287,040		Alternative Loan Trust 2005-51 3A2A, 2.848%, (12MTA + 1.290%), 11/20/2035	278,197	0.1
91,901		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	73,341	0.0
540,569		Bank of America Funding 2005-1 Trust 1A1, 5.500%, 02/25/2035	542,405	0.3
79,927		CHL Mortgage Pass-Through Trust 2005-17 1A8, 5.500%, 09/25/2035	79,784	0.0
76,236		CHL Mortgage Pass-Through Trust 2005-J4 A7, 5.500%, 11/25/2035	76,496	0.0
355,255		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	306,761	0.1
107,063	(5)	Citigroup Mortgage Loan Trust, Inc. 2005-2 1A3, 3.965%, 05/25/2035	108,100	0.1
374,623		CitiMortgage Alternative Loan Trust Series 2006-A3 1A7, 6.000%, 07/25/2036	362,962	0.2
58,885		Countrywide Alternative Loan Trust 2005-53T2 2A6, 2.591%, (US0001M + 0.500%), 11/25/2035	35,913	0.0
300,000		Countrywide Asset-Backed Certificates 2005-IM1 M1, 2.811%, (US0001M + 0.720%), 11/25/2035	296,019	0.1
15,237	(1)	Deutsche ALT-A Securities, Inc. ALT2007-RS1 A2, 2.476%, (US0001M + 0.500%), 01/27/2037	9,990	0.0
500,000		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 5.091%, (US0001M + 3.000%), 10/25/2029	532,474	0.2
500,000		Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 4.291%, (US0001M + 2.200%), 01/25/2030	509,216	0.2
300,000		Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 4.491%, (US0001M + 2.400%), 05/25/2030	306,521	0.1
600,000		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 4.591%, (US0001M + 2.500%), 05/25/2030	612,548	0.3
73,679	(6)	Fannie Mae Interest Strip Sereis 328 2, 6.000%, 12/25/2032	17,556	0.0
38,639	(6)	Fannie Mae Interest Strip Sereis 332 2, 6.000%, 03/25/2033	9,481	0.0
144,440	(6)	Fannie Mae Interest Strip Series 254 2, 7.500%, 01/25/2024	21,019	0.0
24,190	(6)	Fannie Mae Interest Strip Series 294 2, 7.000%, 02/25/2028	5,316	0.0
198,297	(6)	Fannie Mae Interest Strip Series 319 2, 6.500%, 02/25/2032	43,637	0.0
32,320	(6)	Fannie Mae Interest Strip Series 331 5, 6.000%, 02/25/2033	6,690	0.0
31,511	(6)	Fannie Mae Interest Strip Series 334 12, 6.000%, 03/25/2033	7,395	0.0
38,065	(6)	Fannie Mae Interest Strip Series 338 2, 5.500%, 07/25/2033	8,651	0.0
16,465	(6)	Fannie Mae Interest Strip Series 356 10, 5.500%, 06/25/2035	3,335	0.0
17,662	(6)	Fannie Mae Interest Strip Series 364 15, 6.000%, 09/25/2035	3,683	0.0
536,133	(6)	Fannie Mae Interest Strip Series 418 5, 3.500%, 08/25/2043	90,979	0.0
817,738	(5),(6)	Fannie Mae Interest Strip Series 418 80, 3.500%, 08/25/2033	111,935	0.1
12,659		Fannie Mae REMIC Trust 1999-14 MB, 6.500%, 04/25/2029	13,973	0.0
18,470		Fannie Mae REMIC Trust 1999-54 LH, 6.500%, 11/25/2029	20,052	0.0
17,065		Fannie Mae REMIC Trust 2001-80 ZB, 6.000%, 01/25/2032	18,542	0.0
78,863	(6)	Fannie Mae REMIC Trust 2002-12 SB, 5.659%, (-1.000*US0001M + 7.750%), 07/25/2031	13,528	0.0

See Accompanying Notes to Financial Statements

6

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
44,223	(6)	Fannie Mae REMIC Trust 2002-2 SW, 5.659%, (-1.000*US0001M + 7.750%), 02/25/2032	7,838	0.0
20,044		Fannie Mae REMIC Trust 2002-21 PE, 6.500%, 04/25/2032	22,095	0.0
8,167		Fannie Mae REMIC Trust 2002-29 F, 3.091%, (US0001M + 1.000%), 04/25/2032	8,371	0.0
27,076	(6)	Fannie Mae REMIC Trust 2002-41 S, 5.859%, (-1.000*US0001M + 7.950%), 07/25/2032	4,312	0.0
2,513		Fannie Mae REMIC Trust 2002-64 FJ, 3.091%, (US0001M + 1.000%), 04/25/2032	2,576	0.0
5,029		Fannie Mae REMIC Trust 2002-68 FH, 2.585%, (US0001M + 0.500%), 10/18/2032	5,052	0.0
876,016	(6)	Fannie Mae REMIC Trust 2002-77 JS, 5.915%, (-1.000*US0001M + 8.000%), 12/18/2032	152,962	0.1
22,774		Fannie Mae REMIC Trust 2002-84 FB, 3.091%, (US0001M + 1.000%), 12/25/2032	23,314	0.0
22,771		Fannie Mae REMIC Trust 2003-11 FA, 3.091%, (US0001M + 1.000%), 09/25/2032	23,316	0.0
4,900		Fannie Mae REMIC Trust 2003-116 FA, 2.491%, (US0001M + 0.400%), 11/25/2033	4,906	0.0
30,122	(6)	Fannie Mae REMIC Trust 2003-13 IO, 7.000%, 03/25/2033	7,855	0.0
24,435	(6)	Fannie Mae REMIC Trust 2003-26 IK, 7.000%, 04/25/2033	5,662	0.0
16,047	(6)	Fannie Mae REMIC Trust 2003-52 NS, 5.009%, (-1.000*US0001M + 7.100%), 06/25/2023	1,015	0.0
123,031	(6)	Fannie Mae REMIC Trust 2004-56 SE, 5.459%, (-1.000*US0001M + 7.550%), 10/25/2033	21,993	0.0
33,609		Fannie Mae REMIC Trust 2005-25 PS, 18.959%, (-4.400*US0001M + 28.160%), 04/25/2035	50,217	0.0
15,399	(6)	Fannie Mae REMIC Trust 2005-40 SB, 4.659%, (-1.000*US0001M + 6.750%), 05/25/2035	1,912	0.0
68,938		Fannie Mae REMIC Trust 2005-71 DB, 4.500%, 08/25/2025	70,361	0.0
112,127		Fannie Mae REMIC Trust 2005-74 DK, 15.636%, (-4.000*US0001M + 24.000%), 07/25/2035	157,005	0.1
351,929		Fannie Mae REMIC Trust 2005-87 SB, 16.166%, (-3.667*US0001M + 23.833%), 10/25/2035	501,710	0.2
259,946		Fannie Mae REMIC Trust 2006-104 ES, 22.994%, (-5.000*US0001M + 33.450%), 11/25/2036	425,069	0.2
16,601		Fannie Mae REMIC Trust 2006-11 PS, 16.899%, (-3.667*US0001M + 24.567%), 03/25/2036	24,326	0.0
44,919		Fannie Mae REMIC Trust 2006-46 SW, 16.532%, (-3.667*US0001M + 24.199%), 06/25/2036	64,508	0.0
9,716,306	(6)	Fannie Mae REMIC Trust 2006-51 SA, 4.479%, (-1.000*US0001M + 6.570%), 06/25/2036	1,430,179	0.7
81,782	(6)	Fannie Mae REMIC Trust 2006-90 SX, 5.139%, (-1.000*US0001M + 7.230%), 09/25/2036	12,949	0.0
9,588,620	(6)	Fannie Mae REMIC Trust 2007-116 DI, 3.849%, (-1.000*US0001M + 5.940%), 01/25/2038	1,303,642	0.6
71,054	(6)	Fannie Mae REMIC Trust 2007-88 XI, 4.449%, (-1.000*US0001M + 6.540%), 06/25/2037	11,155	0.0
963,001	(6)	Fannie Mae REMIC Trust 2007-89 SB, 4.459%, (-1.000*US0001M + 6.550%), 09/25/2037	146,087	0.1
2,115,002	(6)	Fannie Mae REMIC Trust 2007-94 SG, 4.359%, (-1.000*US0001M + 6.450%), 10/25/2037	315,984	0.2
248,774		Fannie Mae REMIC Trust 2010-109 SN, 15.088%, (-5.000*US0001M + 25.000%), 10/25/2040	460,042	0.2
146,325		Fannie Mae REMIC Trust 2010-155 PL, 5.000%, 07/25/2040	149,463	0.1
3,677,470	(6)	Fannie Mae REMIC Trust 2011-55 SK, 4.469%, (-1.000*US0001M + 6.560%), 06/25/2041	578,062	0.3
2,955,846	(6)	Fannie Mae REMIC Trust 2011-86 NS, 3.859%, (-1.000*US0001M + 5.950%), 09/25/2041	360,614	0.2
1,954,044	(6)	Fannie Mae REMIC Trust 2012-10 US, 4.359%, (-1.000*US0001M + 6.450%), 02/25/2042	254,202	0.1
1,559,105	(6)	Fannie Mae REMIC Trust 2012-110 JI, 4.000%, 06/25/2042	242,706	0.1
5,159,440	(6)	Fannie Mae REMIC Trust 2012-133 PS, 4.109%, (-1.000*US0001M + 6.200%), 03/25/2042	572,155	0.3

See Accompanying Notes to Financial Statements

7

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
2,433,314	(6)	Fannie Mae REMIC Trust 2012-144 SB, 4.009%, (-1.000*US0001M + 6.100%), 01/25/2043	460,298	0.2
2,692,433	(6)	Fannie Mae REMIC Trust 2012-27 SB, 3.889%, (-1.000*US0001M + 5.980%), 11/25/2041	342,142	0.2
23,601		Fannie Mae REMIC Trust 2013-130 ST, 8.000%, (-16.000*US0001M + 64.000%), 05/25/2043	26,653	0.0
1,625,807	(6)	Fannie Mae REMIC Trust 2013-64 LI, 3.000%, 06/25/2033	221,487	0.1
9,075,009	(6)	Freddie Mac 3502 DL, 3.927%, (-1.000*US0001M + 6.000%), 01/15/2039	1,217,256	0.6
44,329		Freddie Mac REMIC Trust 1360 PZ, 7.500%, 09/15/2022	47,065	0.0
25,953		Freddie Mac REMIC Trust 1674 Z, 6.750%, 02/15/2024	27,519	0.0
52,610		Freddie Mac REMIC Trust 1897 K, 7.000%, 09/15/2026	57,193	0.0
9,951	(6)	Freddie Mac REMIC Trust 2035 PE, 7.000%, 03/15/2028	2,127	0.0
51,068	(6)	Freddie Mac REMIC Trust 2049 PL, 7.000%, 04/15/2028	10,334	0.0
25,029		Freddie Mac REMIC Trust 2122 F, 2.523%, (US0001M + 0.450%), 02/15/2029	25,152	0.0
81,832	(6)	Freddie Mac REMIC Trust 2134 SB, 5.627%, (-1.000*US0001M + 7.700%), 03/15/2029	10,973	0.0
91,766	(6)	Freddie Mac REMIC Trust 2136 SG, 5.577%, (-1.000*US0001M + 7.650%), 03/15/2029	13,334	0.0
118,671	(6)	Freddie Mac REMIC Trust 2177 SB, 6.877%, (-1.000*US0001M + 8.950%), 08/15/2029	20,847	0.0
13,177		Freddie Mac REMIC Trust 2344 FP, 3.023%, (US0001M + 0.950%), 08/15/2031	13,544	0.0
5,891		Freddie Mac REMIC Trust 2412 GF, 3.023%, (US0001M + 0.950%), 02/15/2032	6,057	0.0
46,380		Freddie Mac REMIC Trust 2415 ZA, 6.500%, 02/15/2032	52,218	0.0
37,011		Freddie Mac REMIC Trust 2461 PZ, 6.500%, 06/15/2032	40,154	0.0
7,125		Freddie Mac REMIC Trust 2464 FI, 3.073%, (US0001M + 1.000%), 02/15/2032	7,296	0.0
7,308		Freddie Mac REMIC Trust 2470 LF, 3.073%, (US0001M + 1.000%), 02/15/2032	7,484	0.0
9,834		Freddie Mac REMIC Trust 2471 FD, 3.073%, (US0001M + 1.000%), 03/15/2032	10,074	0.0
7,995		Freddie Mac REMIC Trust 2504 FP, 2.573%, (US0001M + 0.500%), 03/15/2032	8,036	0.0
31,830		Freddie Mac REMIC Trust 2551 LF, 2.573%, (US0001M + 0.500%), 01/15/2033	32,021	0.0
83,559		Freddie Mac REMIC Trust 2676 KY, 5.000%, 09/15/2023	86,732	0.0
397,814		Freddie Mac REMIC Trust 2750 XG, 5.000%, 02/15/2034	419,811	0.2
345,361		Freddie Mac REMIC Trust 2890 PE, 5.000%, 11/15/2034	371,405	0.2
67,128		Freddie Mac REMIC Trust 3001 HT, 8.000%, (-6.667*US0001M + 44.667%), 05/15/2035	74,083	0.0
72,709	(6)	Freddie Mac REMIC Trust 3004 SB, 4.077%, (-1.000*US0001M + 6.150%), 07/15/2035	7,075	0.0
15,294		Freddie Mac REMIC Trust 3025 SJ, 17.148%, (-3.667*US0001M + 24.750%), 08/15/2035	22,043	0.0
912,348	(6)	Freddie Mac REMIC Trust 3223 S, 3.877%, (-1.000*US0001M + 5.950%), 10/15/2036	96,746	0.0
2,525,506	(6)	Freddie Mac REMIC Trust 3505 SA, 3.927%, (-1.000*US0001M + 6.000%), 01/15/2039	349,802	0.2
2,878,064	(6)	Freddie Mac REMIC Trust 3702 S, 2.377%, (-1.000*US0001M + 4.450%), 05/15/2036	192,145	0.1
2,035,825	(6)	Freddie Mac REMIC Trust 3710 SL, 3.927%, (-1.000*US0001M + 6.000%), 05/15/2036	81,515	0.0
95,980	(6)	Freddie Mac REMIC Trust 3803 SG, 4.527%, (-1.000*US0001M + 6.600%), 08/15/2028	933	0.0
3,011,510	(6)	Freddie Mac REMIC Trust 3925 SD, 3.977%, (-1.000*US0001M + 6.050%), 07/15/2040	330,775	0.2
1,522,877	(6)	Freddie Mac REMIC Trust 4136 SW, 4.177%, (-1.000*US0001M + 6.250%), 11/15/2032	205,385	0.1
689,047	(6)	Freddie Mac REMIC Trust 4161 CI, 4.000%, 02/15/2043	118,963	0.1
10,435,182	(6)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	1,807,067	0.8
1,246,571	(6)	Freddie Mac Series 4120 IK, 3.000%, 10/15/2032	161,877	0.1
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 6.791%, (US0001M + 4.700%), 04/25/2028	118,619	0.1

See Accompanying Notes to Financial Statements

8

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
			United States: (continued)
	400,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 4.591%, (US0001M + 2.500%), 03/25/2030	412,537	0.2
	600,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 4.741%, (US0001M + 2.650%), 12/25/2029	619,187	0.3
	76,493	(5)	Freddie Mac Whole Loan Securities Trust 2016-SC02 M1, 3.604%, 10/25/2046	76,287	0.0
	445,914		Ginnie Mae Series 2007-8 SP, 15.292%, (-3.242*US0001M + 22.048%), 03/20/2037	603,376	0.3
	2,042,646	(6)	Ginnie Mae Series 2010-165 IP, 4.000%, 04/20/2038	78,445	0.0
	2,372,672	(6)	Ginnie Mae Series 2010-68 MS, 3.766%, (-1.000*US0001M + 5.850%), 06/20/2040	312,742	0.1
	1,679,300	(6)	Ginnie Mae Series 2012-97 SC, 4.615%, (-1.000*US0001M + 6.700%), 07/16/2041	255,178	0.1
	259,825		GreenPoint Mortgage Funding Trust 2006-AR3 4A1, 2.301%, (US0001M + 0.210%), 04/25/2036	238,999	0.1
	64,231	(5)	GSR Mortgage Loan Trust 2005-AR6 1A4, 3.923%, 09/25/2035	66,332	0.0
	686,298		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 2.301%, (US0001M + 0.210%), 04/25/2046	639,836	0.3
	675,006	(5)	JP Morgan Mortgage Trust 2005-A4 B1, 4.207%, 07/25/2035	611,615	0.3
	96,620	(5)	JP Morgan Mortgage Trust 2007-A1 7A1, 3.943%, 07/25/2035	97,304	0.1
	294,155	(1),(5)	JP Morgan Mortgage Trust 2017-3 B1, 3.869%, 08/25/2047	290,916	0.1
	138,105		Lehman XS Trust Series 2005-5N 1A2, 2.451%, (US0001M + 0.360%), 11/25/2035	122,933	0.1
	101,316	(5)	MASTR Adjustable Rate Mortgages Trust 2006-2 1A1, 3.966%, 04/25/2036	101,211	0.1
	2,443,941	(5)	RALI Series Trust 2006-QO1 X2, 1.879%, 02/25/2046	220,885	0.1
	92,831	(1),(5)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	93,701	0.0
	733,929	(5)	TBW Mortgage-Backed Trust 2007-2 A1A, 5.965%, 07/25/2037	435,723	0.2
	8,267,057	(5),(6)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 0.410%, 08/25/2045	171,101	0.1
	51,554	(5)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.367%, 10/25/2036	50,235	0.0
	883,372	(5)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 3A1, 3.208%, 12/25/2036	862,845	0.4
	190,593	(5)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.326%, 08/25/2046	182,742	0.1
	383,358	(5)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.438%, 12/25/2036	376,165	0.2
	109,927	(5)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 3.136%, 04/25/2037	100,697	0.1
	123,920		Wells Fargo Alternative Loan 2007-PA2 2A1, 2.521%, (US0001M + 0.430%), 06/25/2037	103,937	0.1
	56,826	(5)	Wells Fargo Mortgage Backed Securities 2005-AR16 2A1, 3.812%, 02/25/2034	58,497	0.0
	150,762		Wells Fargo Mortgage Backed Securities 2006-8 A15, 6.000%, 07/25/2036	152,132	0.1
	183,365	(5)	Wells Fargo Mortgage Backed Securities 2006-AR17 A1, 3.640%, 10/25/2036	179,870	0.1
	39,550	(5)	Wells Fargo Mortgage Backed Securities 2006-AR17 A2, 3.640%, 10/25/2036	38,796	0.0
	230,645	(5)	Wells Fargo Mortgage Backed Securities 2006-AR7 2A1, 4.323%, 05/25/2036	236,448	0.1
	228,147	(5)	Wells Fargo Mortgage Backed Securities 2006-AR8 3A2, 3.773%, 04/25/2036	227,488	0.1
	189,080	(1),(5)	WinWater Mortgage Loan Trust 2015-5 B4, 3.796%, 08/20/2045	181,566	0.1

		Total Collateralized Mortgage Obligations
		(Cost $27,766,123)		27,596,954	12.6

STRUCTURED PRODUCTS: 0.0%
			Russia: 0.0%
RUB	4,706,367	(4)	Morgan Stanley & Co. International PLC - EM Whole Loan SA /Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 5.000%, 08/22/2034	33,621	0.0

		Total Structured Products
		(Cost $168,271)		33,621	0.0

See Accompanying Notes to Financial Statements

9

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: 1.0%
		Federal Home Loan Mortgage Corporation: 0.5%(7)
199,115		4.000%, 09/01/2045	203,803	0.1
309,150		4.000%, 09/01/2045	316,416	0.1
155,756		4.000%, 09/01/2045	159,409	0.1
112,392		4.000%, 09/01/2045	115,036	0.1
234,057		4.000%, 05/01/2046	238,842	0.1
1,306		5.000%, 01/01/2020	1,331	0.0
5,114		5.000%, 02/01/2020	5,202	0.0
11,106		5.000%, 12/01/2034	11,845	0.0
40,920		6.000%, 02/01/2034	45,158	0.0
5,896		6.500%, 02/01/2022	6,236	0.0
7,138		6.500%, 09/01/2022	7,479	0.0
2,996		6.500%, 08/01/2032	3,339	0.0
6,888		6.500%, 07/01/2034	7,677	0.0
6,379		6.500%, 07/01/2034	7,108	0.0
			1,128,881	0.5

		Federal National Mortgage Association: 0.5%(7)
66,197		2.500%, 06/01/2030	64,654	0.0
95,435		2.500%, 06/01/2030	93,210	0.1
39,802		2.500%, 07/01/2030	38,874	0.0
146,649		3.730%, 10/01/2036	154,384	0.1
180,996		4.000%, 05/01/2045	184,957	0.1
74,811		5.000%, 06/01/2041	80,290	0.0
3,063		5.500%, 09/01/2019	3,084	0.0
2,981		5.500%, 09/01/2019	3,000	0.0
22,315		5.500%, 09/01/2024	23,920	0.0
2,584		6.000%, 05/01/2021	2,629	0.0
87,675		6.000%, 11/01/2034	96,705	0.1
140,176		6.000%, 04/01/2035	154,618	0.1
64,389		6.500%, 12/01/2029	71,185	0.0
27,166		6.500%, 01/01/2034	30,081	0.0
280		7.000%, 04/01/2033	296	0.0
21,658		7.500%, 09/01/2032	24,793	0.0
48,799		7.500%, 01/01/2033	56,106	0.0
			1,082,786	0.5

		Government National Mortgage Association: 0.0%
42,211		5.000%, 04/15/2034	44,946	0.0
18,718		6.500%, 02/20/2035	21,162	0.0
			66,108	0.0

	Total U.S. Government Agency Obligations
	(Cost $2,289,899)		2,277,775	1.0

U.S. TREASURY OBLIGATIONS: 9.3%
		U.S. Treasury Bonds: 1.4%
3,024,000	(2)	3.000%, 02/15/2048	3,031,678	1.4

		U.S. Treasury Notes: 7.9%
30,000		1.250%, 10/31/2021	28,663	0.0
1,012,000		1.625%, 03/31/2019	1,007,177	0.5
220,000		1.625%, 10/31/2023	207,668	0.1
1,000		2.500%, 05/31/2020	1,000	0.0
1,453,000		2.500%, 06/30/2020	1,452,234	0.7
1,924,000		2.625%, 06/15/2021	1,924,263	0.9
3,080,000		2.625%, 06/30/2023	3,064,420	1.4
666,000		2.750%, 06/30/2025	663,242	0.3
535,000		2.875%, 05/31/2025	537,017	0.2
8,356,000		2.875%, 05/15/2028	8,370,199	3.8
			17,255,883	7.9

	Total U.S. Treasury Obligations
	(Cost $20,161,507)		20,287,561	9.3

COMMERCIAL MORTGAGE-BACKED SECURITIES: 9.3%
		United States: 9.3%
6,990,826	(5),(6)	BANK 2017-BNK5 XA, 1.240%, 06/15/2060	476,440	0.2
900,000	(1),(5)	BANK 2017-BNK6 E, 2.794%, 07/15/2060	539,410	0.2
1,948,000	(1),(5),(6)	BANK 2017-BNK6 XE, 1.500%, 07/15/2060	210,116	0.1
8,837,746	(5),(6)	Bank of America Commercial Mortgage Trust 2017-BNK3 XA, 1.291%, 02/15/2050	638,755	0.3
2,062,382	(5),(6)	Barclays Commercial Mortgage Trust 2017-C1 XA, 1.685%, 02/15/2050	203,240	0.1
8,020,000	(1),(5),(6)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	322,797	0.1
440,000	(1),(5)	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 E, 5.406%, 11/11/2041	447,571	0.2
140,000	(1),(5)	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 E, 5.911%, 04/12/2038	144,374	0.1
130,210	(1)	Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/2018	130,058	0.1
1,864,660	(5),(6)	CD 2016-CD1 Mortgage Trust XA, 1.565%, 08/10/2049	160,186	0.1
8,942,946	(5),(6)	CFCRE Commercial Mortgage Trust 2016-C7 XA, 0.929%, 12/10/2054	464,146	0.2
7,900,000	(5),(6)	Citigroup Commercial Mortgage Trust 2016-C2 XB, 0.997%, 08/10/2049	479,788	0.2
3,239,005	(5),(6)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.271%, 10/12/2050	240,288	0.1
210,000	(5)	Citigroup Commercial Mortgage Trust 2017-P8 C, 4.414%, 09/15/2050	204,816	0.1
3,381,377	(5),(6)	COMM 2012-CR1 XA, 2.050%, 05/15/2045	201,483	0.1
10,006,486	(1),(5),(6)	COMM 2012-LTRT XA, 1.125%, 10/05/2030	315,634	0.1
10,159,373	(5),(6)	COMM 2013-CCRE13 XA, 1.050%, 11/10/2046	305,923	0.1
14,134,534	(5),(6)	COMM 2014-CR16 XA, 1.314%, 04/10/2047	576,754	0.3
570,000	(5)	COMM 2016-COR1 C, 4.540%, 10/10/2049	560,849	0.3
4,455,175	(5),(6)	COMM 2016-CR28 XA, 0.692%, 02/10/2049	171,432	0.1
1,000,000	(5)	COMM 2017-COR2 C, 4.715%, 09/10/2050	1,002,183	0.5
11,718,703	(5),(6)	CSAIL 2017-CX9 XA Commercial Mortgage Trust, 1.038%, 09/15/2050	556,415	0.3
300,000	(1),(8)	DBRR Re-REMIC Trust 2015-FRR1 B711, 0.000%, 08/28/2045	284,099	0.1
1,991,770	(1),(5),(6)	DBUBS 2011-LC1A XA, 0.904%, 11/10/2046	25,481	0.0
210,000	(1),(5)	DBUBS 2011-LC2A D, 5.719%, 07/10/2044	216,604	0.1
290,000	(1),(5)	DBJPM 16-C3 Mortgage Trust, 3.635%, 09/10/2049	244,016	0.1

See Accompanying Notes to Financial Statements

10

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
			United States: (continued)
	3,560,000	(5),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K010 X3, 4.781%, 11/25/2044	354,902	0.2
	3,840,000	(5),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K013 X3, 2.910%, 01/25/2043	260,120	0.1
	8,282,700	(5),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K018 X1, 1.505%, 01/25/2022	315,233	0.1
	10,000,000	(5),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.852%, 12/25/2041	819,735	0.4
	3,424,638	(5),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K704 X1, 2.062%, 08/25/2018	5,336	0.0
	28,141,208	(5),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K710 X1, 1.859%, 05/25/2019	301,716	0.1
	4,423,190	(5),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K711 X3, 1.675%, 08/25/2040	79,053	0.0
	40,760,184	(1),(6)	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/2044	109,058	0.1
	238,189	(1),(5)	GCCFC Commercial Mortgage Trust 2004-GG1 F, 6.601%, 06/10/2036	236,555	0.1
	100,000	(1),(5)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/2043	90,441	0.0
	2,297,260	(5),(6)	GS Mortgage Securities Trust 2012-GCJ7 XA, 2.405%, 05/10/2045	116,322	0.1
	5,213,001	(5),(6)	GS Mortgage Securities Trust 2013-GC16 XA, 1.558%, 11/10/2046	192,222	0.1
	4,663,743	(5),(6)	GS Mortgage Securities Trust 2013-GCJ14 XA, 0.831%, 08/10/2046	129,611	0.1
	1,350,000	(1),(5)	GS Mortgage Securities Trust 2016-GS4 E, 3.924%, 11/10/2049	963,404	0.4
	2,324,157	(5),(6)	GS Mortgage Securities Trust 2017-GS6 XA, 1.196%, 05/10/2050	177,765	0.1
	2,940,000	(1),(5),(6)	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.413%, 12/15/2047	40,668	0.0
	256,164	(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.466%, 06/12/2041	260,162	0.1
	6,353,229	(5),(6)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.653%, 06/15/2045	250,992	0.1
	250,000	(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 C, 4.260%, 12/15/2047	245,303	0.1
	660,000	(5)	JPMBB Commercial Mortgage Securities Trust 2014-C18 AS, 4.439%, 02/15/2047	681,528	0.3
	726,775	(1)	JPMBB Commercial Mortgage Securities Trust 2014-C24 ESK, 9.989%, 11/15/2047	719,201	0.3
	13,238,467	(5),(6)	JPMBB Commercial Mortgage Securities Trust 2014-C24 XA, 1.159%, 11/15/2047	511,064	0.2
	360,000	(5)	LB-UBS Commercial Mortgage Trust 2005-C3 F, 5.013%, 07/15/2040	352,882	0.2
	3,123,421	(1),(5),(6)	LSTAR Commercial Mortgage Trust 2017-5 X, 1.389%, 03/10/2050	152,705	0.1
	18,750,000	(1),(5),(6)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XB, 0.586%, 12/15/2047	531,218	0.2
	570,000	(1),(5)	Morgan Stanley Capital I Trust 2011-C1 D, 5.599%, 09/15/2047	587,962	0.3
	460,000	(1),(5)	Morgan Stanley Capital I Trust 2011-C1 E, 5.599%, 09/15/2047	474,963	0.2
	98,418	(1)	Morgan Stanley Reremic Trust 2012-XA B, 0.250%, 07/27/2049	97,092	0.0
	5,290,132	(1),(5),(6)	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA, 2.053%, 08/10/2049	347,502	0.2
	7,110,553	(5),(6)	Wells Fargo Commercial Mortgage Trust 2016-C37, 1.172%, 12/15/2049	358,535	0.2
	3,379,165	(1),(5),(6)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 2.007%, 08/15/2045	204,412	0.1
	550,000	(1),(5)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.414%, 03/15/2045	425,053	0.2
	860,000	(1),(5)	WFRBS Commercial Mortgage Trust 2013-C11 G, 4.414%, 03/15/2045	342,984	0.2
	1,189,192	(1),(5),(6)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.416%, 03/15/2048	56,315	0.0
	10,139,751	(5),(6)	WFRBS Commercial Mortgage Trust 2014-C19 XA, 1.275%, 03/15/2047	445,623	0.2

		Total Commercial Mortgage-Backed Securities
		(Cost $20,431,118)		20,360,495	9.3

FOREIGN GOVERNMENT BONDS: 7.9%
			Brazil: 0.3%
BRL	705,000		Brazil Notas do Tesouro Nacional Series F, 6.000%, 05/15/2045	574,182	0.3

			Germany: 1.2%
EUR	1,010,000	(8)	Bundesobligation, 0.000%, 10/08/2021	1,200,348	0.5

See Accompanying Notes to Financial Statements

11

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
			Germany: (continued)
EUR	10,000		Bundesrepublik Deutschland Bundesanleihe, 2.000%, 08/15/2023	13,049	0.0
EUR	660,000		Bundesrepublik Deutschland Bundesanleihe, 2.500%, 08/15/2046	1,058,910	0.5
EUR	120,000	(8)	Bundesrepublik Deutschland Bundesanleihe, 0.000%, 08/15/2026	138,698	0.1
EUR	180,000	(8)	Bundesschatzanweisungen, 0.000%, 12/14/2018	210,794	0.1
				2,621,799	1.2

			Hungary: 0.3%
EUR	650,000		Hungary Government International Bond, 1.750%, 10/10/2027	764,022	0.3

			Indonesia: 0.2%
IDR	5,665,000,000		Indonesia Treasury Bond, 7.500%, 08/15/2032	372,593	0.2

			Italy: 5.5%
EUR	4,840,000		Italy Buoni Poliennali Del Tesoro, 2.200%, 06/01/2027	5,488,642	2.5
EUR	4,900,000		Italy Buoni Poliennali Del Tesoro, 4.500%, 03/01/2026	6,573,271	3.0
				12,061,913	5.5

			Russia: 0.4%
RUB	51,720,000		Russian Federal Bond - OFZ, 7.500%, 08/18/2021	833,190	0.4

		Total Foreign Government Bonds
		(Cost $17,717,840)		17,227,699	7.9

ASSET-BACKED SECURITIES: 5.1%
			United States: 5.1%
	350,000	(1)	ALM VII R-2 Ltd. 2013-7R2A A2R, 4.348%, (US0003M + 2.000%), 10/15/2027	350,566	0.2
	240,000	(1)	Apidos CLO XI 2012-11A BR, 4.303%, (US0003M + 1.950%), 01/17/2028	240,286	0.1
	210,000	(1)	Apidos CLO XVII 2014-17A A2R, 4.203%, (US0003M + 1.850%), 04/17/2026	210,049	0.1
	370,000	(1)	Apidos CLO XVII 2014-17A BR, 4.853%, (US0003M + 2.500%), 04/17/2026	370,719	0.2
	250,000	(1)	ArrowMark Colorado Holdings 2017-7A C, 3.504%, (US0003M + 1.900%), 07/15/2030	248,299	0.1
	250,000	(1)	Avery Point IV CLO Ltd. 2014-1A CR, 4.710%, (US0003M + 2.350%), 04/25/2026	250,141	0.1
	250,000	(1)	Babson CLO Ltd. 2014-IA BR, 4.559%, (US0003M + 2.200%), 07/20/2025	250,086	0.1
	510,000	(1)	BlueMountain CLO 2012-2A BR, 4.231%, (US0003M + 1.900%), 11/20/2028	510,895	0.2
	330,000	(1)	BlueMountain CLO 2014-4A B1R, 4.169%, (US0003M + 1.850%), 11/30/2026	330,133	0.2
	300,000	(1)	BlueMountain CLO 2014-4A CR, 4.869%, (US0003M + 2.550%), 11/30/2026	300,370	0.2
	640,000	(1)	Bristol Park CLO Ltd. 2016-1A B, 4.248%, (US0003M + 1.900%), 04/15/2029	642,299	0.3
	290,000	(1)	Carlyle Global Market Strategies CLO Ltd. 2012-4A BR, 4.259%, (US0003M + 1.900%), 01/20/2029	290,569	0.1
	250,000	(1)	Cedar Funding II CLO Ltd. 2013-1A CR, 4.677%, (US0003M + 2.350%), 06/09/2030	250,813	0.1
	500,000	(1)	Cedar Funding IV CLO Ltd. 2014-4A CR, 4.612%, (US0003M + 2.250%), 07/23/2030	500,593	0.2
	330,597	(5)	Citigroup Mortgage Loan Trust 2006-WF1 A2E, 4.988%, 03/25/2036	239,535	0.1
	520,000	(1)	Dryden 33 Senior Loan Fund 2014-33A BR, 4.198%, (US0003M + 1.850%), 10/15/2028	520,845	0.3
	1,040,000	(1)	Invitation Homes 2018-SFR1 D Trust, 3.535%, (US0001M + 1.450%), 03/17/2037	1,041,996	0.5
	250,000	(1)	Madison Park Funding XI Ltd. 2013-11A CR, 4.562%, (US0003M + 2.200%), 07/23/2029	250,027	0.1
	250,000	(1)	Madison Park Funding XXVII Ltd. 2018-27A B, 3.847%, (US0003M + 1.800%), 04/20/2030	249,993	0.1
	200,000	(1),(5)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	193,389	0.1
	250,000	(1)	Octagon Investment Partners XIX Ltd. 2014-1A CR, 4.448%, (US0003M + 2.100%), 04/15/2026	250,010	0.1
	640,000	(1)	OHA Loan Funding Ltd. 2016-1A B1, 4.159%, (US0003M + 1.800%), 01/20/2028	640,893	0.3
	250,000	(1)	Palmer Square CLO 2015-2A BR Ltd., 4.759%, (US0003M + 2.400%), 07/20/2030	251,303	0.1
	575,000	(1)	Palmer Square Loan Funding 2017-1A D Ltd., 7.198%, (US0003M + 4.850%), 10/15/2025	562,954	0.3
	250,000	(1)	Palmer Square Loan Funding 2018-1A C Ltd., 4.073%, (US0003M + 1.850%), 04/15/2026	248,002	0.1
	266,000	(1)	Recette CLO Ltd. 2015-1A CR, 4.059%, (US0003M + 1.700%), 10/20/2027	263,873	0.1

See Accompanying Notes to Financial Statements

12

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		United States: (continued)
250,000	(1)	Thacher Park CLO Ltd. 2014-1A CR, 4.559%, (US0003M + 2.200%), 10/20/2026	250,087	0.1
250,000	(1)	THL Credit Wind River 2013-2A CR CLO Ltd., 4.355%, (US0003M + 2.000%), 10/18/2030	249,995	0.1
560,000	(1)	THL Credit Wind River 2017-3A C CLO Ltd., 4.548%, (US0003M + 2.200%), 10/15/2030	563,193	0.3
250,000	(1)	THL Credit Wind River 2017-4A C CLO Ltd., 4.081%, (US0003M + 1.750%), 11/20/2030	248,427	0.1
300,000	(1),(5)	Towd Point Mortgage Trust 2017-6 M2, 3.250%, 10/25/2057	278,909	0.1

	Total Asset-Backed Securities
	(Cost $11,074,137)		11,049,249	5.1

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.0%
		United States: 0.0%
43,083	(2),(4),(9)	American Media, Inc.	–	–
15	(9)	Ingevity Corp.	1,210	0.0
4,988	(9)	Resolute Forest Products, Inc.	51,626	0.0
90		WestRock Co.	5,126	0.0

	Total Common Stock
	(Cost $1,303,693)		57,962	0.0

MUTUAL FUNDS: 23.3%
		United States: 23.3%
1,094,454		Voya Emerging Markets Corporate Debt Fund - Class P	10,408,255	4.7
1,664,556		Voya Emerging Markets Hard Currency Debt Fund - Class P	15,280,628	7.0
3,193,629		Voya Emerging Markets Local Currency Debt Fund - Class P	22,515,083	10.3
368,412		Voya High Yield Bond Fund - Class P	2,888,353	1.3

	Total Mutual Funds
	(Cost $60,841,012)		51,092,319	23.3

	Value	Percentage of Net Assets
PURCHASED OPTIONS (10): 0.0%
Total Purchased Options
(Cost $562,448)	46,321	0.0

Total Long-Term Investments
(Cost $214,668,389)	201,113,808	91.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 9.1%
	Commercial Paper: 5.2%
3,000,000	Concord Minute, 2.390%, 07/05/2018	2,999,018	1.4
2,400,000	Consolidated E, 2.940%, 07/03/2018	2,399,420	1.1
4,000,000	Johnson CTLS I, 3.280%, 07/02/2018	3,999,282	1.8
2,000,000	McDonald's Corp., 2.540%, 07/10/2018	1,998,610	0.9
		11,396,330	5.2

	Securities Lending Collateral(11): 2.1%
2,208,904	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/29/18, 2.08%, due 07/02/18 (Repurchase Amount $2,209,282, collateralized by various U.S. Government Agency Obligations, 1.691%-8.500%, Market Value plus accrued interest $2,253,082, due 07/25/18-06/15/53)	2,208,904	1.0
228,086	Jefferies LLC, Repurchase Agreement dated 06/29/18, 2.00%, due 07/02/18 (Repurchase Amount $228,123, collateralized by various U.S. Government Securities, 0.000%-2.375%, Market Value plus accrued interest $232,648, due 07/05/18-09/09/49)	228,086	0.1
1,104,452	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $1,104,659, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $1,126,541, due 11/15/42-08/15/44)	1,104,452	0.5
1,104,452	NBC Global Finance Ltd., Repurchase Agreement dated 06/29/18, 1.95%, due 07/02/18 (Repurchase Amount $1,104,629, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $1,126,544, due 01/31/20-09/09/49)	1,104,452	0.5
		4,645,894	2.1

See Accompanying Notes to Financial Statements

13

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.8%
3,891,000	(12)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810%
		(Cost $3,891,000)	3,891,000	1.8

	Total Short-Term Investments
	(Cost $19,934,592)		19,933,224	9.1

	Total Investments in Securities (Cost $234,602,981)		$221,047,032	100.9
	Liabilities in Excess of Other Assets		(2,067,213)	(0.9)
	Net Assets		$218,979,819	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Defaulted security
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Variable rate security. Rate shown is the rate in effect as of June 30, 2018.
(6)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(7)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(8)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2018.
(9)	Non-income producing security.
(10)	The tables below the Portfolio of Investments detail open purchased options which are non-income producing securities.
(11)	Represents securities purchased with cash collateral received for securities on loan.
(12)	Rate shown is the 7-day yield as of June 30, 2018.

BRL	Brazilian Real
EUR	EU Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
ZAR	South African Rand

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
US0001M	1-month LIBOR
US0003M	3-month LIBOR
US0012M	12-month LIBOR

See Accompanying Notes to Financial Statements

14

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.7%
		Consumer Discretionary: 5.3%
20,652		Advance Auto Parts, Inc.	2,802,477	0.8
1,128		Cable One, Inc.	827,151	0.2
68,004	(1)	Camping World Holdings, Inc.	1,698,740	0.5
6,824		Delphi Technologies PLC	625,283	0.2
241,996		Entravision Communications Corp.	1,209,980	0.3
26,227		Genuine Parts Co.	2,407,376	0.7
14,972	(2)	Helen of Troy Ltd.	1,473,993	0.4
63,157	(1)	Honda Motor Co., Ltd. ADR	1,848,605	0.5
4,294	(2)	Malibu Boats, Inc.	180,090	0.1
5,624	(2)	MarineMax, Inc.	106,575	0.0
4,069	(2)	MCBC Holdings, Inc.	117,798	0.0
16,202		Penske Auto Group, Inc.	759,064	0.2
65,234		Pulte Group, Inc.	1,875,478	0.5
21,744	(2)	Red Robin Gourmet Burgers, Inc.	1,013,270	0.3
29,139		Target Corp.	2,218,061	0.6
16,447		Townsquare Media, Inc.	106,412	0.0
			19,270,353	5.3

		Consumer Staples: 9.5%
8,271		Casey's General Stores, Inc.	869,117	0.2
121,692		Conagra Brands, Inc.	4,348,055	1.2
23,987	(2)	Edgewell Personal Care Co.	1,210,384	0.3
4,048		Energizer Holdings, Inc.	254,862	0.1
48,867		General Mills, Inc.	2,162,854	0.6
24,369	(2)	Hain Celestial Group, Inc.	726,196	0.2
28,496	(2)	Hostess Brands, Inc.	387,546	0.1
14,334		JM Smucker Co.	1,540,618	0.4
50,914		Kellogg Co.	3,557,361	1.0
19,424		Kimberly-Clark Corp.	2,046,124	0.6
28,003		Molson Coors Brewing Co.	1,905,324	0.5
75,921		Mondelez International, Inc.	3,112,761	0.8
319,347		Orkla ASA	2,793,931	0.8
25,409	(1)	Spectrum Brands Holdings, Inc.	2,073,883	0.6
54,384		Sysco Corp.	3,713,883	1.0
26,983	(2)	TreeHouse Foods, Inc.	1,416,877	0.4
65,419	(2)	US Foods Holding Corp.	2,474,147	0.7
			34,593,923	9.5

		Energy: 7.9%
30,735		Anadarko Petroleum Corp.	2,251,339	0.6
48,717	(2)	Ardmore Shipping Corp.	399,479	0.1
93,604		Baker Hughes a GE Co.	3,091,740	0.9
15,203	(2)	C&J Energy Services, Inc.	358,791	0.1
26,744		Cimarex Energy Co.	2,720,934	0.8
76,256		Devon Energy Corp.	3,352,214	0.9
17,260	(2)	Dril-Quip, Inc.	887,164	0.2
1,869	(2)	Earthstone Energy, Inc.	16,541	0.0
68,592		EQT Corp.	3,784,907	1.0
48,216	(2)	Extraction Oil & Gas, Inc.	708,293	0.2
10,443	(2)	FTS International, Inc.	148,708	0.0
15,191	(2)	Helix Energy Solutions Group, Inc.	126,541	0.0
60,378		Imperial Oil Ltd.	2,007,012	0.6
18,198	(1),(2)	Keane Group, Inc.	248,767	0.1
9,762	(1),(2)	Liberty Oilfield Services, Inc.	182,745	0.1
10,887		Marathon Petroleum Corp.	763,832	0.2
70,991		National Oilwell Varco, Inc.	3,081,009	0.8
97,477		Noble Energy, Inc.	3,438,989	0.9
12,631		Occidental Petroleum Corp.	1,056,962	0.3
6,864	(2)	WildHorse Resource Development Corp.	174,071	0.1
			28,800,038	7.9

		Financials: 24.9%
40,011		Aflac, Inc.	1,721,273	0.5
24,613		Ameriprise Financial, Inc.	3,442,866	0.9
24,326		Amerisafe, Inc.	1,404,826	0.4
93,706	(1),(3)	Ares Management L.P.	1,939,714	0.5
27,600		Arthur J. Gallagher & Co.	1,801,728	0.5
27,944		Aspen Insurance Holdings Ltd.	1,137,321	0.3
36,454		Bank of Hawaii Corp.	3,040,993	0.8
58,250		Bank of the Ozarks, Inc.	2,623,580	0.7
68,889		BankUnited, Inc.	2,814,116	0.8
95,036		BB&T Corp.	4,793,616	1.3
55,567		Boston Private Financial Holdings, Inc.	883,515	0.2
49,372		Brown & Brown, Inc.	1,369,086	0.4
157,515		Capitol Federal Financial, Inc.	2,072,897	0.6
28,877		Chubb Ltd.	3,667,957	1.0
11,482		Comerica, Inc.	1,043,943	0.3
45,953		Commerce Bancshares, Inc.	2,973,619	0.8
194,572	(1),(3)	Compass Diversified Holdings	3,366,096	0.9
77,459	(2)	Donnelley Financial Solutions, Inc.	1,345,463	0.4
27,672	(2)	FCB Financial Holdings, Inc.	1,627,114	0.5
59,562		First Hawaiian, Inc.	1,728,489	0.5
162,115		FNB Corp.	2,175,583	0.6
22,304		Granite Point Mortgage Trust, Inc.	409,278	0.1
8,763		Hanover Insurance Group, Inc.	1,047,704	0.3
118,077	(1)	Home Bancshares, Inc./Conway AR	2,663,817	0.7
187,518		Invesco Ltd.	4,980,478	1.4
37,880		James River Group Holdings Ltd.	1,488,305	0.4
7,961		Kinsale Capital Group, Inc.	436,740	0.1

See Accompanying Notes to Financial Statements

15

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
50,145		LegacyTexas Financial Group, Inc.	1,956,658	0.5
19,690		M&T Bank Corp.	3,350,254	0.9
53,628		Northern Trust Corp.	5,517,785	1.5
11,975		Popular, Inc.	541,390	0.2
21,241		ProAssurance Corp.	752,993	0.2
14,180		Reinsurance Group of America, Inc.	1,892,746	0.5
18,926		RenaissanceRe Holdings Ltd.	2,277,176	0.6
10,661		RLI Corp.	705,652	0.2
39,974		SunTrust Banks, Inc.	2,639,083	0.7
10,881	(2)	Texas Capital Bancshares, Inc.	995,612	0.3
9,662		Torchmark Corp.	786,583	0.2
5,134		Travelers Cos., Inc.	628,094	0.2
21,001		Two Harbors Investment Corp.	331,816	0.1
53,086		UMB Financial Corp.	4,046,746	1.1
10,053		Validus Holdings Ltd.	679,583	0.2
265,189		Valley National Bancorp	3,224,698	0.9
42,654		Westamerica Bancorp.	2,410,378	0.7
			90,737,364	24.9

		Health Care: 7.2%
58,172		Cardinal Health, Inc.	2,840,539	0.8
31,383	(2)	Express Scripts Holding Co.	2,423,082	0.7
11,724		HCA Healthcare, Inc.	1,202,882	0.3
27,455	(2)	Henry Schein, Inc.	1,994,331	0.5
64,360	(2)	LifePoint Health, Inc.	3,140,768	0.9
17,111		McKesson Corp.	2,282,607	0.6
12,950	(2)	Premier, Inc.	471,121	0.1
13,490		Quest Diagnostics, Inc.	1,483,091	0.4
24,923	(2),(4)	Siemens Healthineers AG	1,027,043	0.3
20,699		STERIS PLC	2,173,602	0.6
64,546		Zimmer Biomet Holdings, Inc.	7,193,006	2.0
			26,232,072	7.2

		Industrials: 16.2%
20,758		Actuant Corp.	609,247	0.2
19,044	(1)	Apogee Enterprises, Inc.	917,350	0.2
25,151		AZZ, Inc.	1,092,811	0.3
16,168		Brink's Co.	1,289,398	0.3
61,072		Ceco Environmental Corp.	374,982	0.1
53,604	(2)	Charah Solutions, Inc.	586,428	0.2
33,434	(2)	CSW Industrials, Inc.	1,766,987	0.5
18,143		Cummins, Inc.	2,413,019	0.7
11,809		Deluxe Corp.	781,874	0.2
9,051	(2)	DXP Enterprises, Inc.	345,748	0.1
12,333	(1),(2)	Dycom Industries, Inc.	1,165,592	0.3
32,572		Eaton Corp. PLC	2,434,431	0.7
45,376		Emerson Electric Co.	3,137,297	0.9
29,706		EnPro Industries, Inc.	2,077,935	0.6
13,879	(2)	Esterline Technologies Corp.	1,024,270	0.3
70,719	(2)	Foundation Building Materials, Inc.	1,087,658	0.3
18,009	(2)	Gibraltar Industries, Inc.	675,338	0.2
48,008		Global Brass & Copper Holdings, Inc.	1,505,051	0.4
25,096	(2)	GMS, Inc.	679,851	0.2
11,819		Graham Corp.	305,048	0.1
150,857		Heartland Express, Inc.	2,798,397	0.8
47,435		Hubbell, Inc.	5,015,777	1.4
21,440	(2)	Huron Consulting Group, Inc.	876,896	0.2
137,616		IMI PLC	2,047,865	0.6
27,006		Ingersoll-Rand PLC - Class A	2,423,248	0.7
139,619	(2)	Innerworkings, Inc.	1,213,289	0.3
152,478		Johnson Controls International plc	5,100,389	1.4
13,547		LSC Communications, Inc.	212,146	0.0
43,039		MSC Industrial Direct Co.	3,651,859	1.0
5,196		Multi-Color Corp.	335,921	0.1
9,045		Norfolk Southern Corp.	1,364,619	0.4
20,400		Paccar, Inc.	1,263,984	0.3
2,925		Parker Hannifin Corp.	455,861	0.1
20,763		Republic Services, Inc.	1,419,359	0.4
54,152	(1)	REV Group, Inc.	921,126	0.2
50,293		Southwest Airlines Co.	2,558,908	0.7
36,565		Textron, Inc.	2,409,999	0.7
2,647		Valmont Industries, Inc.	399,035	0.1
			58,738,993	16.2

		Information Technology: 7.7%
16,646		Applied Materials, Inc.	768,879	0.2
40,896		Avnet, Inc.	1,754,029	0.5
37,848		Belden, Inc.	2,313,270	0.6
36,817	(2)	Cray, Inc.	905,698	0.2
33,365		Cypress Semiconductor Corp.	519,827	0.1
80,298		EVERTEC, Inc.	1,754,511	0.5
62,709		HP, Inc.	1,422,867	0.4
38,769	(2)	Keysight Technologies, Inc.	2,288,534	0.6
26,980		Kulicke & Soffa Industries, Inc.	642,664	0.2
7,351		Lam Research Corp.	1,270,620	0.4
57,472		Maxim Integrated Products	3,371,308	0.9
21,650	(1)	Microchip Technology, Inc.	1,969,068	0.5
10,493	(2)	OSI Systems, Inc.	811,424	0.2
70,190	(1),(2)	Presidio, Inc.	919,489	0.3
18,613		TE Connectivity Ltd.	1,676,287	0.5
12,752	(2)	Tech Data Corp.	1,047,194	0.3
45,302	(2)	Teradata Corp.	1,818,875	0.5
63,530		Teradyne, Inc.	2,418,587	0.7
13,548	(2)	VeriFone Holdings, Inc.	309,165	0.1
			27,982,296	7.7

		Materials: 7.5%
88,051		Bemis Co., Inc.	3,716,633	1.0
442,372		Graphic Packaging Holding Co.	6,418,818	1.8
35,186		Innophos Holdings, Inc.	1,674,854	0.5
27,733		Minerals Technologies, Inc.	2,089,682	0.6
10,802		PolyOne Corp.	466,862	0.1
124,156		RPC Group PLC	1,225,961	0.3
119,241		Silgan Holdings, Inc.	3,199,236	0.9
56,274		Sonoco Products Co.	2,954,385	0.8
77,727		WestRock Co.	4,431,993	1.2
16,566		WR Grace & Co.	1,214,453	0.3
			27,392,877	7.5

See Accompanying Notes to Financial Statements

16

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: 5.8%
11,571	American Tower Corp.	1,668,191	0.5
15,943	Armada Hoffler Properties, Inc.	237,551	0.1
25,613	Brandywine Realty Trust	432,347	0.1
52,907	CareTrust REIT, Inc.	883,018	0.2
24,674	Community Healthcare Trust, Inc.	737,012	0.2
46,239	Empire State Realty Trust, Inc.	790,687	0.2
5,960	EPR Properties	386,148	0.1
9,453	Highwoods Properties, Inc.	479,551	0.1
102,447	Kite Realty Group Trust	1,749,795	0.5
52,569	Lexington Realty Trust	458,927	0.1
84,459	MedEquities Realty Trust, Inc.	930,738	0.3
54,078	Medical Properties Trust, Inc.	759,255	0.2
65,856	(1) MGM Growth Properties LLC	2,005,974	0.6
96,808	Piedmont Office Realty Trust, Inc.	1,929,383	0.5
18,361	RLJ Lodging Trust	404,860	0.1
41,687	Sabra Healthcare REIT, Inc.	905,859	0.2
33,454	Summit Hotel Properties, Inc.	478,727	0.1
11,980	Urstadt Biddle Properties, Inc.	271,107	0.1
21,864	Weingarten Realty Investors	673,630	0.2
136,319	Weyerhaeuser Co.	4,970,191	1.4
		21,152,951	5.8

	Utilities: 4.7%
28,532	Ameren Corp.	1,736,172	0.5
15,155	Atmos Energy Corp.	1,366,072	0.4
41,931	Edison International	2,652,974	0.8
20,013	Eversource Energy	1,172,962	0.3
51,082	NorthWestern Corp.	2,924,444	0.8
23,885	Pinnacle West Capital Corp.	1,924,176	0.5
21,349	Spire, Inc.	1,508,307	0.4
78,970	Xcel Energy, Inc.	3,607,350	1.0
		16,892,457	4.7

	Total Common Stock
	(Cost $328,706,028)	351,793,324	96.7

EXCHANGE-TRADED FUNDS: 1.1%
46,503	iShares Russell Midcap Value Index Fund	4,115,051	1.1

	Total Exchange-Traded Funds
	(Cost $4,115,036)	4,115,051	1.1

PREFERRED STOCK: 0.1%
	Industrials: 0.1%
5,780	(2) Rexnord Corp.	361,134	0.1

	Total Preferred Stock
	(Cost $308,095)	361,134	0.1

	Total Long-Term Investments
	(Cost $333,129,159)	356,269,509	97.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.5%
	Securities Lending Collateral(5): 3.3%
5,722,101	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/29/18, 2.08%, due 07/02/18 (Repurchase Amount $5,723,079, collateralized by various U.S. Government Agency Obligations, 1.691%-8.500%, Market Value plus accrued interest $5,836,543, due 07/25/18-06/15/53)	5,722,101	1.6
591,523	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $591,634, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $603,354, due 11/15/42-08/15/44)	591,523	0.1
2,856,451	NBC Global Finance Ltd., Repurchase Agreement dated 06/29/18, 1.95%, due 07/02/18 (Repurchase Amount $2,856,909, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $2,913,588, due 01/31/20-09/09/49)	2,856,451	0.8

See Accompanying Notes to Financial Statements

17

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(5): (continued)
2,856,451	State of Wisconsin Investment Board, Repurchase Agreement dated 06/29/18, 2.30%, due 07/02/18 (Repurchase Amount $2,856,991, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,913,601, due 07/15/19-02/15/48)	2,856,451	0.8
		12,026,526	3.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.2%
7,816,187	(6) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.800%
	(Cost $7,816,187)	7,816,187	2.2

	Total Short-Term Investments
	(Cost $19,842,713)	19,842,713	5.5

	Total Investments in Securities (Cost $352,971,872)	$376,112,222	103.4
	Liabilities in Excess of Other Assets	(12,273,422)	(3.4)
	Net Assets	$363,838,800	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Security is a Master Limited Partnership.
(4)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of June 30, 2018.

See Accompanying Notes to Financial Statements

18

VY® Baron Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.1%
		Consumer Discretionary: 32.9%
230,000	(1)	Bright Horizons Family Solutions, Inc.	23,579,600	3.0
544,900		Choice Hotels International, Inc.	41,194,440	5.3
63,500		Dick's Sporting Goods, Inc.	2,238,375	0.3
640,000		Manchester United PLC - Class A	13,184,000	1.7
188,200		Marriott Vacations Worldwide Corp.	21,259,072	2.7
43,123	(1)	Ollie's Bargain Outlet Holdings, Inc.	3,126,417	0.4
472,571	(1)	Penn National Gaming, Inc.	15,873,660	2.0
538,500	(1)	Pinnacle Entertainment, Inc.	18,163,605	2.3
213,000		Red Rock Resorts, Inc.	7,135,500	0.9
131,000	(1)	Under Armour, Inc. - Class A	2,944,880	0.4
396,000		Vail Resorts, Inc.	108,579,240	13.9
			257,278,789	32.9

		Consumer Staples: 1.2%
98,425		Church & Dwight Co., Inc.	5,232,273	0.7
116,900	(1)	Performance Food Group Co.	4,290,230	0.5
			9,522,503	1.2

		Financials: 19.3%
561,000	(1)	Arch Capital Group Ltd.	14,844,060	1.9
270,000	(2)	Carlyle Group L.P.	5,751,000	0.7
317,200		Cohen & Steers, Inc.	13,230,412	1.7
65,500	(1)	Essent Group Ltd.	2,346,210	0.3
82,000		Factset Research Systems, Inc.	16,244,200	2.1
148,460		Financial Engines, Inc.	6,665,854	0.8
51,000		Houlihan Lokey, Inc.	2,612,220	0.3
123,241		Kinsale Capital Group, Inc.	6,761,001	0.9
9,600	(1)	LendingTree, Inc.	2,052,480	0.3
80,000		Moelis & Co.	4,692,000	0.6
136,500		Morningstar, Inc.	17,506,125	2.2
181,000		MSCI, Inc. - Class A	29,942,830	3.8
150,900	(2)	Oaktree Capital Group LLC	6,134,085	0.8
226,825		Primerica, Inc.	22,591,770	2.9
			151,374,247	19.3

		Health Care: 8.8%
94,500		Bio-Techne Corp.	13,981,275	1.8
77,000	(1)	Denali Therapeutics, Inc.	1,174,250	0.2
144,400	(1)	Idexx Laboratories, Inc.	31,470,536	4.0
16,600	(1)	Mettler Toledo International, Inc.	9,605,258	1.2
62,677	(1)	Neogen Corp.	5,026,069	0.6
80,500		West Pharmaceutical Services, Inc.	7,992,845	1.0
			69,250,233	8.8

		Industrials: 7.3%
64,300		Air Lease Corp.	2,698,671	0.3
550		Albany International Corp.	33,082	0.0
113,800	(1)	CoStar Group, Inc.	46,957,294	6.0
4,600	(1)	Middleby Corp.	480,332	0.1
108,800	(1)	Trex Co., Inc.	6,809,792	0.9
			56,979,171	7.3

		Information Technology: 18.9%
99,734	(1)	2U, Inc.	8,333,773	1.1
91,000	(1)	Altair Engineering, Inc.	3,110,380	0.4
176,700	(1)	ANSYS, Inc.	30,777,606	3.9
283,700	(1)	Benefitfocus, Inc.	9,532,320	1.2
3,358	(1)	Ellie Mae, Inc.	348,695	0.1
265,600	(1)	Gartner, Inc.	35,298,240	4.5
164,000	(1)	Guidewire Software, Inc.	14,559,920	1.9
15,000		Littelfuse, Inc.	3,422,700	0.4
198,700		Maximus, Inc.	12,341,257	1.6
473,650		SS&C Technologies Holdings, Inc.	24,582,435	3.1
52,753	(1)	Wix.com Ltd.	5,291,126	0.7
			147,598,452	18.9

		Real Estate: 7.8%
11,500		Alexander's, Inc.	4,400,245	0.6
82,000		Alexandria Real Estate Equities, Inc.	10,345,940	1.3
68,838		American Assets Trust, Inc.	2,635,807	0.3
470,000		Douglas Emmett, Inc.	18,884,600	2.4
699,650		Gaming and Leisure Properties, Inc.	25,047,470	3.2
			61,314,062	7.8

		Telecommunication Services: 1.9%
908,000	(1)	Iridium Communications, Inc.	14,618,800	1.9

	Total Common Stock
	(Cost $244,611,683)		767,936,257	98.1

SHORT-TERM INVESTMENTS: 2.0%
		Mutual Funds: 2.0%
15,914,992	(3)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.800%
		(Cost $15,914,992)	15,914,992	2.0

	Total Short-Term Investments
	(Cost $15,914,992)		15,914,992	2.0

	Total Investments in Securities (Cost $260,526,675)		$783,851,249	100.1
	Liabilities in Excess of Other Assets		(847,288)	(0.1)
	Net Assets		$783,003,961	100.0

(1)	Non-income producing security.
(2)	Security is a Master Limited Partnership.
(3)	Rate shown is the 7-day yield as of June 30, 2018.

See Accompanying Notes to Financial Statements

19

VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Consumer Discretionary: 12.1%
5,625	(1)	Amazon.com, Inc.	9,561,375	3.2
1,967	(1)	Autozone, Inc.	1,319,719	0.5
144,504		Comcast Corp. – Class A	4,741,176	1.6
12,961		Dollar General Corp.	1,277,955	0.4
11,255		Expedia, Inc.	1,352,739	0.5
42,719		Lowe's Cos, Inc.	4,082,655	1.4
19,241		McDonald's Corp.	3,014,872	1.0
26,450		PVH Corp.	3,960,094	1.3
17,510		Royal Caribbean Cruises Ltd.	1,814,036	0.6
65,530		Tapestry, Inc.	3,060,906	1.0
6,955	(1)	Ulta Beauty, Inc.	1,623,714	0.6
			35,809,241	12.1

		Consumer Staples: 6.4%
57,820		Conagra Brands, Inc.	2,065,908	0.7
33,380		General Mills, Inc.	1,477,399	0.5
125,585		Mondelez International, Inc.	5,148,985	1.7
13,969		PepsiCo, Inc.	1,520,805	0.5
77,865		Philip Morris International, Inc.	6,286,820	2.1
37,930		Sysco Corp.	2,590,240	0.9
			19,090,157	6.4

		Energy: 6.5%
133,618		Canadian Natural Resources Ltd.	4,819,602	1.6
53,861		Chevron Corp.	6,809,646	2.3
32,834		EOG Resources, Inc.	4,085,535	1.4
77,771		Halliburton Co.	3,504,361	1.2
			19,219,144	6.5

		Financials: 15.4%
48,910		American International Group, Inc.	2,593,208	0.9
22,030		Aon PLC	3,021,855	1.0
58,351		Bank of New York Mellon Corp.	3,146,869	1.1
37,487	(1)	Berkshire Hathaway, Inc. – Class B	6,996,949	2.4
4,386		Blackrock, Inc.	2,188,789	0.7
83,737		Citigroup, Inc.	5,603,680	1.9
89,993		JPMorgan Chase & Co.	9,377,271	3.2
63,440		Morgan Stanley	3,007,056	1.0
8,775		S&P Global, Inc.	1,789,135	0.6
61,755		US Bancorp	3,088,985	1.0
85,315		Wells Fargo & Co.	4,729,864	1.6
			45,543,661	15.4

		Health Care: 15.1%
38,093		Abbott Laboratories	2,323,292	0.8
18,520		Agilent Technologies, Inc.	1,145,277	0.4
19,420	(1)	Alexion Pharmaceuticals, Inc.	2,410,993	0.8
22,665		Allergan plc	3,778,709	1.3
19,170		Anthem, Inc.	4,563,035	1.5
16,935	(1)	Biogen, Inc.	4,915,214	1.7
10,438		Cigna Corp.	1,773,938	0.6
15,399		CVS Health Corp.	990,926	0.3
56,487		Johnson & Johnson	6,854,132	2.3
93,783		Medtronic PLC	8,028,763	2.7
166,581		Pfizer, Inc.	6,043,559	2.0
11,871	(1)	Vertex Pharmaceuticals, Inc.	2,017,595	0.7
			44,845,433	15.1

		Industrials: 5.9%
25,500		Emerson Electric Co.	1,763,070	0.6
26,474		FedEx Corp.	6,011,186	2.0
11,995		General Dynamics Corp.	2,235,988	0.8
42,802		Honeywell International, Inc.	6,165,628	2.1
24,068		Southwest Airlines Co.	1,224,580	0.4
			17,400,452	5.9

		Information Technology: 27.1%
41,675		Activision Blizzard, Inc.	3,180,636	1.1
4,133	(1)	Alphabet, Inc. - Class A	4,666,942	1.6
8,644	(1)	Alphabet, Inc. - Class C	9,643,679	3.3
73,566		Apple, Inc.	13,617,802	4.6
46,728		Applied Materials, Inc.	2,158,366	0.7
25,406		Broadcom, Inc.	6,164,512	2.1
104,750		Cisco Systems, Inc.	4,507,392	1.5
5,059	(1)	Electronic Arts, Inc.	713,420	0.2
46,270	(1)	Facebook, Inc.- Class A	8,991,186	3.0
35,290		Fidelity National Information Services, Inc.	3,741,799	1.3
42,150	(1)	First Data Corp.	882,200	0.3
37,111		Mastercard, Inc. - Class A	7,293,054	2.5
124,070		Microsoft Corp.	12,234,543	4.1
16,027	(1)	Pagseguro Digital Ltd.	444,749	0.1
7,265	(1)	Palo Alto Networks, Inc.	1,492,740	0.5
5,325		Total System Services, Inc.	450,069	0.2
			80,183,089	27.1

		Materials: 4.5%
62,571		DowDuPont, Inc.	4,124,680	1.4
56,089		Mosaic Co.	1,573,296	0.5
46,800		Nucor Corp.	2,925,000	1.0
41,915		Sealed Air Corp.	1,779,292	0.6
7,138		Sherwin-Williams Co.	2,909,235	1.0
			13,311,503	4.5

		Real Estate: 2.5%
37,805		American Tower Corp.	5,450,347	1.9
4,385		Equinix, Inc.	1,885,068	0.6
			7,335,415	2.5

		Telecommunication Services: 2.8%
84,685		AT&T, Inc.	2,719,235	0.9
12,370	(1)	T-Mobile US, Inc.	739,108	0.3
94,517		Verizon Communications, Inc.	4,755,150	1.6
			8,213,493	2.8

See Accompanying Notes to Financial Statements

20

VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: 0.7%
32,360	American Electric Power Co., Inc.	2,240,930	0.7

	Total Common Stock
	(Cost $242,711,220)	293,192,518	99.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: –%
	Materials: –%
649,000	(2) SINO Forest Corp. Escrow, 0.000%, 08/01/2049	–	–

	Total Corporate Bonds/Notes
	(Cost $–)	–	–

	Total Long-Term Investments
	(Cost $242,711,220)	293,192,518	99.0

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.1%
	Mutual Funds: 1.1%
3,174,622	(3) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.800%
	(Cost $3,174,622)	3,174,622	1.1

	Total Short-Term Investments
	(Cost $3,174,622)	3,174,622	1.1

	Total Investments in Securities (Cost $245,885,842)	$296,367,140	100.1
	Liabilities in Excess of Other Assets	(241,289)	(0.1)
	Net Assets	$296,125,851	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(3)	Rate shown is the 7-day yield as of June 30, 2018.

See Accompanying Notes to Financial Statements

21

VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.5%
		Consumer Discretionary: 10.1%
33,000		Aarons, Inc.	1,433,850	0.7
52,000	(1)	Adtalem Global Education, Inc.	2,501,200	1.2
83,000		American Eagle Outfitters, Inc.	1,929,750	0.9
37,000		Brinker International, Inc.	1,761,200	0.8
6,500		Childrens Place, Inc./The	785,200	0.4
16,300	(1)	Cooper-Standard Holdings, Inc.	2,129,921	1.0
18,500		Dine Brands Global, Inc.	1,383,800	0.7
47,500	(1)	Genesco, Inc.	1,885,750	0.9
41,000	(1)	Hibbett Sports, Inc.	938,900	0.5
26,500		Nexstar Media Group, Inc.	1,945,100	0.9
19,200	(1)	Red Robin Gourmet Burgers, Inc.	894,720	0.4
50,300		Tower International, Inc.	1,599,540	0.8
83,544	(1)	William Lyon Homes	1,938,221	0.9
			21,127,152	10.1

		Consumer Staples: 2.3%
69,481	(1)	BJ's Wholesale Club Holdings, Inc.	1,643,226	0.8
26,500	(1)	TreeHouse Foods, Inc.	1,391,515	0.7
40,500	(1)	United Natural Foods, Inc.	1,727,730	0.8
			4,762,471	2.3

		Energy: 6.1%
20,500		Arch Coal, Inc.	1,607,815	0.8
140,000	(1)	Callon Petroleum Co.	1,503,600	0.7
50,000	(1)	Carrizo Oil & Gas, Inc.	1,392,500	0.7
76,000	(1)	Diamond Offshore Drilling	1,585,360	0.8
47,369	(1)	FTS International, Inc.	674,534	0.3
116,000	(1)	Oasis Petroleum, Inc.	1,504,520	0.7
89,500		Patterson-UTI Energy, Inc.	1,611,000	0.8
22,500		PBF Energy, Inc.	943,425	0.4
180,000	(1)	SRC Energy, Inc.	1,983,600	0.9
			12,806,354	6.1

		Financials: 31.7%
53,000		American Equity Investment Life Holding Co.	1,908,000	0.9
47,000		Ameris Bancorp.	2,507,450	1.2
37,000		Amerisafe, Inc.	2,136,750	1.0
41,000		Argo Group International Holdings Ltd.	2,384,150	1.1
33,000		Blackstone Mortgage Trust, Inc.	1,037,190	0.5
66,000	(1)	BofI Holding, Inc.	2,700,060	1.3
49,400		OceanFirst Financial Corp.	1,480,024	0.7
58,000		Cathay General Bancorp.	2,348,420	1.1
27,000		Chemical Financial Corp.	1,503,090	0.7
55,000		CNO Financial Group, Inc.	1,047,200	0.5
48,000		Community Bank System, Inc.	2,835,360	1.4
34,000	(1)	Encore Capital Group, Inc.	1,244,400	0.6
33,000	(1)	FCB Financial Holdings, Inc.	1,940,400	0.9
53,027		Hancock Holding Co.	2,473,710	1.2
86,700		Heritage Commerce Corp.	1,473,033	0.7
44,900		Heritage Financial Corp.	1,564,765	0.8
72,000		Hope Bancorp, Inc.	1,283,760	0.6
51,000		Houlihan Lokey, Inc.	2,612,220	1.3
41,000		Independent Bank Corp.	3,214,400	1.5
39,000		Invesco Mortgage Capital, Inc.	620,100	0.3
21,000		MB Financial, Inc.	980,700	0.5
209,000	(1)	MBIA, Inc.	1,889,360	0.9
206,365	(1)	MGIC Investment Corp.	2,212,233	1.1
31,500		Moelis & Co.	1,847,475	0.9
51,000	(1)	Pacific Premier Bancorp, Inc.	1,945,650	0.9
63,500		Renasant Corp.	2,890,520	1.4
62,000		Sandy Spring Bancorp, Inc.	2,542,620	1.2
140,500	(1)	SLM Corp.	1,608,725	0.8
15,414		Stifel Financial Corp.	805,381	0.4
75,000		TCF Financial Corp.	1,846,500	0.9
33,200		UMB Financial Corp.	2,530,836	1.2
79,000		Union Bankshares Corp.	3,071,520	1.5
32,573		Virtu Financial, Inc.	864,813	0.4
51,000		WSFS Financial Corp.	2,718,300	1.3
			66,069,115	31.7

		Health Care: 6.1%
58,000	(1)	Alder Biopharmaceuticals, Inc.	916,400	0.5
61,900	(1)	Amneal Pharmaceuticals, Inc.	1,015,779	0.5
10,000	(1)	Atara Biotherapeutics, Inc.	367,500	0.2
142,000	(1)	Horizon Pharma PLC	2,351,520	1.1
38,500	(1)	Immunomedics, Inc.	911,295	0.4
31,500	(1)	LHC Group, Inc.	2,696,085	1.3
11,500	(1)	LivaNova PLC	1,147,930	0.6
29,000	(1)	Merit Medical Systems, Inc.	1,484,800	0.7
17,500	(1)	Molina Healthcare, Inc.	1,713,950	0.8
			12,605,259	6.1

		Industrials: 13.3%
35,500	(1)	Armstrong World Industries, Inc.	2,243,600	1.1
29,000		Barnes Group, Inc.	1,708,100	0.8
74,000	(1)	Covenant Transportation Group, Inc.	2,331,000	1.1
16,000		Deluxe Corp.	1,059,360	0.5
34,000		Granite Construction, Inc.	1,892,440	0.9
32,000		Hawaiian Holdings, Inc.	1,150,400	0.5
86,000	(1)	Hertz Global Holdings, Inc.	1,319,240	0.6
23,900		ICF International, Inc.	1,698,095	0.8
50,000		Kennametal, Inc.	1,795,000	0.9

See Accompanying Notes to Financial Statements

22

VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
41,000		Kforce, Inc.	1,406,300	0.7
36,000		Korn/Ferry International	2,229,480	1.1
46,500	(1)	Mastec, Inc.	2,359,875	1.1
54,500	(1)	Navistar International Corp.	2,219,240	1.1
35,500		Skywest, Inc.	1,842,450	0.9
91,300	(1)	Sunrun, Inc.	1,200,595	0.6
41,200		Triton International Ltd./Bermuda	1,263,192	0.6
			27,718,367	13.3

		Information Technology: 6.9%
85,300	(1)	Avaya Holdings Corp.	1,712,824	0.8
46,000	(1)	Ciena Corp.	1,219,460	0.6
64,000		Cohu, Inc.	1,568,640	0.8
17,400		Ebix, Inc.	1,326,750	0.6
14,800	(1)	Electronics for Imaging, Inc.	481,888	0.2
32,000		Entegris, Inc.	1,084,800	0.5
94,000	(1)	Extreme Networks, Inc.	748,240	0.4
33,500	(1)	Ichor Holdings Ltd.	710,870	0.3
28,300	(1)	II-VI, Inc.	1,229,635	0.6
55,000		Kulicke & Soffa Industries, Inc.	1,310,100	0.6
20,000		Science Applications International Corp.	1,618,600	0.8
6,000		SYNNEX Corp.	579,060	0.3
50,000	(1)	TTM Technologies, Inc.	881,500	0.4
			14,472,367	6.9

		Materials: 5.2%
82,000	(1)	Allegheny Technologies, Inc.	2,059,840	1.0
27,500		Carpenter Technology Corp.	1,445,675	0.7
107,000	(1)	Cleveland-Cliffs, Inc.	902,010	0.4
33,000	(1)	Cliffs Natural Resources, Inc.	278,190	0.2
33,500		Materion Corp.	1,814,025	0.9
12,800		Neenah, Inc.	1,086,080	0.5
76,000		Orion Engineered Carbons SA	2,344,600	1.1
16,000	(1)	US Concrete, Inc.	840,000	0.4
			10,770,420	5.2

		Real Estate: 7.6%
40,300		American Assets Trust, Inc.	1,543,087	0.7
89,000		Brandywine Realty Trust	1,502,320	0.7
70,400		Chesapeake Lodging Trust	2,227,456	1.1
92,000		First Industrial Realty Trust, Inc.	3,067,280	1.5
41,000		Hudson Pacific Properties, Inc.	1,452,630	0.7
80,000		Mack-Cali Realty Corp.	1,622,400	0.8
17,500		PS Business Parks, Inc.	2,248,750	1.1
129,000		Sunstone Hotel Investors, Inc.	2,143,980	1.0
			15,807,903	7.6

		Telecommunication Services: 1.0%
156,000	(1)	Vonage Holdings Corp.	2,010,840	1.0

		Utilities: 5.2%
64,500		New Jersey Resources Corp.	2,886,375	1.4
26,500		ONE Gas, Inc.	1,980,610	0.9
56,700		PNM Resources, Inc.	2,205,630	1.1
69,000		South Jersey Industries, Inc.	2,309,430	1.1
18,500		Southwest Gas Holdings, Inc.	1,410,995	0.7
			10,793,040	5.2

	Total Common Stock
	(Cost $159,027,569)		198,943,288	95.5

SHORT-TERM INVESTMENTS: 5.2%
		Mutual Funds: 5.2%
10,931,312	(2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.800%
		(Cost $10,931,312)	10,931,312	5.2

	Total Short-Term Investments
	(Cost $10,931,312)		10,931,312	5.2

	Total Investments in Securities (Cost $169,958,881)		$209,874,600	100.7
	Liabilities in Excess of Other Assets		(1,362,954)	(0.7)
	Net Assets		$208,511,646	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of June 30, 2018.

See Accompanying Notes to Financial Statements

23

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.0%
		Consumer Discretionary: 5.8%
41,310		Advance Auto Parts, Inc.	5,605,767	1.0
143,441		Carnival Corp.	8,220,604	1.5
46,873		CBS Corp. - Class B	2,635,200	0.5
7,059	(1)	Charter Communications, Inc.	2,069,769	0.4
86,358		Comcast Corp. – Class A	2,833,406	0.5
268,347		General Motors Co.	10,572,872	1.9
			31,937,618	5.8

		Consumer Staples: 3.9%
97,722		Archer-Daniels-Midland Co.	4,478,599	0.8
74,693		Danone	5,453,529	1.0
63,494		Kimberly-Clark Corp.	6,688,458	1.3
55,690		Reckitt Benckiser Group PLC	4,575,755	0.8
			21,196,341	3.9

		Energy: 19.7%
47,673		Anadarko Petroleum Corp.	3,492,047	0.6
250,369		BP PLC ADR	11,431,849	2.1
174,588		Canadian Natural Resources Ltd.	6,301,450	1.2
88,109		Chevron Corp.	11,139,621	2.0
242,831		Devon Energy Corp.	10,674,851	1.9
109,375		Halliburton Co.	4,928,437	0.9
129,875		Hess Corp.	8,687,339	1.6
579,862		Marathon Oil Corp.	12,095,921	2.2
115,890		Noble Energy, Inc.	4,088,599	0.8
68,309		Occidental Petroleum Corp.	5,716,097	1.0
175,686	(1)	QEP Resources, Inc.	2,153,910	0.4
190,535		Royal Dutch Shell PLC - Class A ADR	13,190,738	2.4
347,364		Suncor Energy, Inc.	14,130,768	2.6
			108,031,627	19.7

		Financials: 30.7%
69,407		Aflac, Inc.	2,985,889	0.5
186,221		American International Group, Inc.	9,873,438	1.8
58,814		Allstate Corp.	5,367,954	1.0
173,283		Ally Financial, Inc.	4,552,144	0.8
884,794		Bank of America Corp.	24,942,343	4.5
144,833		Bank of New York Mellon Corp.	7,810,844	1.4
424,792		Citigroup, Inc.	28,427,081	5.2
176,979		Citizens Financial Group, Inc.	6,884,483	1.3
307,302		Fifth Third Bancorp	8,819,567	1.6
26,042		Goldman Sachs Group, Inc.	5,744,084	1.1
185,579		JPMorgan Chase & Co.	19,337,332	3.5
111,774		Keycorp	2,184,064	0.4
183,198		Metlife, Inc.	7,987,433	1.5
213,821		Morgan Stanley	10,135,115	1.8
60,620		PNC Financial Services Group, Inc.	8,189,762	1.5
71,577		State Street Corp.	6,663,103	1.2
159,403		Wells Fargo & Co.	8,837,302	1.6
			168,741,938	30.7

		Health Care: 14.8%
51,367		Allergan plc	8,563,906	1.6
36,577		Anthem, Inc.	8,706,423	1.6
16,220	(1)	Biogen, Inc.	4,707,693	0.9
83,285		Cardinal Health, Inc.	4,066,807	0.7
54,338		CVS Health Corp.	3,496,650	0.6
51,420		Gilead Sciences, Inc.	3,642,593	0.7
31,764		McKesson Corp.	4,237,318	0.8
54,490		Medtronic PLC	4,664,889	0.8
94,867		Merck & Co., Inc.	5,758,427	1.0
150,475	(1)	Mylan NV	5,438,166	1.0
48,989		Novartis AG	3,710,963	0.7
285,143		Pfizer, Inc.	10,344,988	1.9
172,907	(2)	Sanofi ADR	6,918,009	1.3
122,544		Shire PLC	6,903,981	1.2
			81,160,813	14.8

		Industrials: 7.1%
233,862		Arconic, Inc.	3,977,993	0.7
21,636		Caterpillar, Inc.	2,935,356	0.5
103,205		Eaton Corp. PLC	7,713,542	1.4
47,970		Emerson Electric Co.	3,316,646	0.6
193,251		General Electric Co.	2,630,146	0.5
34,544		Ingersoll-Rand PLC - Class A	3,099,633	0.6
265,848		Johnson Controls International plc	8,892,615	1.6
95,951		Textron, Inc.	6,324,130	1.2
			38,890,061	7.1

		Information Technology: 10.3%
350,929		Cisco Systems, Inc.	15,100,475	2.7
63,577		Cognizant Technology Solutions Corp.	5,021,947	0.9
146,597	(1)	eBay, Inc.	5,315,607	1.0
194,050		Intel Corp.	9,646,225	1.8
79,988		Microsoft Corp.	7,887,617	1.4
53,747		NetApp, Inc.	4,220,752	0.8
168,614		Qualcomm, Inc.	9,462,618	1.7
			56,655,241	10.3

		Materials: 2.0%
115,031		CF Industries Holdings, Inc.	5,107,377	0.9
109,805		International Paper Co.	5,718,644	1.1
			10,826,021	2.0

		Telecommunication Services: 0.7%
1,594,659		Vodafone Group PLC	3,862,725	0.7

	Total Common Stock
	(Cost $427,042,186)		521,302,385	95.0

See Accompanying Notes to Financial Statements

24

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
CLOSED-END FUNDS: 0.5%
	Information Technology: 0.5%
35,821	(1) Altaba, Inc.	2,622,456	0.5

	Total Closed-End Funds
	(Cost $1,261,335)	2,622,456	0.5

	Total Long-Term Investments
	(Cost $428,303,521)	523,924,841	95.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.5%
	Securities Lending Collateral(3): 0.9%
1,165,789	Dominion Securities Inc., Repurchase Agreement dated 06/29/18, 2.11%, due 07/02/18 (Repurchase Amount $1,165,991, collateralized by various U.S. Government Agency Obligations, 3.000%-7.000%, Market Value plus accrued interest $1,189,105, due 11/01/36-06/01/48)	1,165,789	0.2
1,165,789	Jefferies LLC, Repurchase Agreement dated 06/29/18, 2.10%, due 07/02/18 (Repurchase Amount $1,165,990, collateralized by various U.S. Government Agency Obligations, 3.000%-4.500%, Market Value plus accrued interest $1,189,105, due 06/01/46-05/15/58)	1,165,789	0.2
1,165,789	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $1,166,007, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $1,189,105, due 11/15/42-08/15/44)	1,165,789	0.2
245,167	Natwest Markets PLC, Repurchase Agreement dated 06/29/18, 2.09%, due 07/02/18 (Repurchase Amount $245,209, collateralized by various U.S. Government Securities, 2.500%-6.625%, Market Value plus accrued interest $250,073, due 05/15/20-05/15/46)	245,167	0.1
1,165,789	Nomura Securities, Repurchase Agreement dated 06/29/18, 2.12%, due 07/02/18 (Repurchase Amount $1,165,992, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,189,105, due 07/15/18-05/20/68)	1,165,789	0.2
		4,908,323	0.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.6%
25,524,255	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.800%
	(Cost $25,524,255)	25,524,255	4.6

	Total Short-Term Investments
	(Cost $30,432,578)	30,432,578	5.5

	Total Investments in Securities (Cost $458,736,099)	$554,357,419	101.0
	Liabilities in Excess of Other Assets	(5,420,776)	(1.0)
	Net Assets	$548,936,643	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2018.

See Accompanying Notes to Financial Statements

25

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 61.6%
		Consumer Discretionary: 4.7%
269,297		Carnival Corp.	15,433,411	1.0
39,731	(1)	Charter Communications, Inc.	11,649,527	0.7
238,541		Comcast Corp. – Class A	7,826,530	0.5
616,798		General Motors Co.	24,301,841	1.6
3,434,420		Kingfisher PLC	13,430,662	0.9
			72,641,971	4.7

		Consumer Staples: 3.1%
366,070		Mondelez International, Inc.	15,008,870	1.0
265,635		Philip Morris International, Inc.	21,447,370	1.4
188,400		Walgreens Boots Alliance, Inc.	11,306,826	0.7
			47,763,066	3.1

		Energy: 11.0%
304,801		Anadarko Petroleum Corp.	22,326,673	1.5
351,280	(2)	Apache Corp.	16,422,340	1.1
206,840		Baker Hughes a GE Co.	6,831,925	0.4
2,418,992		BP PLC	18,404,924	1.2
423,157		Canadian Natural Resources Ltd.	15,273,114	1.0
579,937		Devon Energy Corp.	25,494,031	1.7
281,700		Occidental Petroleum Corp.	23,572,656	1.5
683,347		Royal Dutch Shell PLC - Class A	23,649,885	1.5
543,248		TechnipFMC PLC	17,242,692	1.1
			169,218,240	11.0

		Financials: 19.9%
396,398		American International Group, Inc.	21,017,022	1.4
80,927		Aon PLC	11,100,757	0.7
333,523	(1),(2)	AXA Equitable Holdings, Inc.	6,873,909	0.4
1,428,231		Bank of America Corp.	40,261,832	2.6
18,106		Charles Schwab Corp.	925,217	0.1
689,377		Citigroup, Inc.	46,133,109	3.0
563,629		Citizens Financial Group, Inc.	21,925,168	1.4
422,393		Fifth Third Bancorp	12,122,679	0.8
376,974		First Horizon National Corp.	6,725,216	0.4
46,494		Goldman Sachs Group, Inc.	10,255,182	0.7
328,850		JPMorgan Chase & Co.	34,266,170	2.2
74,293		Marsh & McLennan Cos., Inc.	6,089,797	0.4
537,833		Morgan Stanley	25,493,284	1.7
102,839		Northern Trust Corp.	10,581,105	0.7
106,264		PNC Financial Services Group, Inc.	14,356,266	0.9
140,884		State Street Corp.	13,114,892	0.9
270,635		Wells Fargo & Co.	15,004,004	1.0
57,734		Willis Towers Watson PLC	8,752,474	0.6
			304,998,083	19.9

		Health Care: 10.1%
57,889		Amgen, Inc.	10,685,731	0.7
42,160		Anthem, Inc.	10,035,345	0.7
111,187		Baxter International, Inc.	8,210,048	0.5
169,997		Bristol-Myers Squibb Co.	9,407,634	0.6
92,518	(1)	Celgene Corp.	7,347,780	0.5
321,678		CVS Health Corp.	20,699,979	1.3
110,154		McKesson Corp.	14,694,544	1.0
152,568		Medtronic PLC	13,061,346	0.9
246,941		Merck & Co., Inc.	14,989,319	1.0
173,110		Novartis AG	13,113,246	0.8
353,776		Pfizer, Inc.	12,834,993	0.8
113,911		Sanofi	9,142,453	0.6
102,428		Zimmer Biomet Holdings, Inc.	11,414,576	0.7
			155,636,994	10.1

		Industrials: 3.4%
227,117		CSX Corp.	14,485,522	1.0
100,889		General Dynamics Corp.	18,806,719	1.2
123,191		Ingersoll-Rand PLC - Class A	11,053,928	0.7
239,881		Johnson Controls International plc	8,024,020	0.5
			52,370,189	3.4

		Information Technology: 6.9%
432,045		Cisco Systems, Inc.	18,590,896	1.2
163,755		Cognizant Technology Solutions Corp.	12,935,007	0.8
358,827	(1)	eBay, Inc.	13,011,067	0.9
262,194		Intel Corp.	13,033,664	0.9
260,996		Juniper Networks, Inc.	7,156,510	0.5
499,847		Oracle Corp.	22,023,259	1.4
273,913		Qualcomm, Inc.	15,371,998	1.0
180,115		Symantec Corp.	3,719,375	0.2
			105,841,776	6.9

		Materials: 1.6%
326,067		BHP Billiton Ltd.	8,158,855	0.6
283,559		Mosaic Co.	7,953,830	0.5
141,555		Nutrien Ltd.	7,697,761	0.5
			23,810,446	1.6

		Telecommunication Services: 0.6%
177,485		Verizon Communications, Inc.	8,929,270	0.6

		Utilities: 0.3%
131,916		FirstEnergy Corp.	4,737,103	0.3

	Total Common Stock
	(Cost $797,626,802)		945,947,138	61.6

PREFERRED STOCK: 0.7%
		Energy: 0.4%
140,612	(1),(3)	El Paso Energy Capital Trust I	6,679,070	0.4

See Accompanying Notes to Financial Statements

26

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
		Financials: 0.3%
75,900	(1)	AMG Capital Trust II	4,544,513	0.3
4,000	(1),(2),(3),(4)	Wells Fargo & Co.	103,600	0.0
			4,648,113	0.3

	Total Preferred Stock
	(Cost $10,847,296)		11,327,183	0.7

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 11.9%
		Basic Materials: 0.2%
770,000	(5)	Basell Finance Co. BV, 8.100%, 03/15/2027	962,522	0.1
1,320,000		Eastman Chemical Co., 2.700%, 01/15/2020	1,312,554	0.1
195,000		International Paper Co., 6.000%, 11/15/2041	215,854	0.0
315,000		Monsanto Co., 2.125%, 07/15/2019	312,223	0.0
150,000		Rio Tinto Finance USA Ltd., 7.125%, 07/15/2028	189,682	0.0
211,000		Sherwin-Williams Co/The, 4.500%, 06/01/2047	202,012	0.0
			3,194,847	0.2

		Communications: 1.2%
455,000		America Movil S.A.B de CV, 4.375%, 07/16/2042	445,601	0.0
837,000		AT&T, Inc., 3.000%, 06/30/2022	812,124	0.1
466,000		AT&T, Inc., 3.400%, 05/15/2025	438,916	0.0
533,000	(5)	AT&T, Inc., 4.300%, 02/15/2030	505,089	0.0
747,000		AT&T, Inc., 4.500%, 05/15/2035	692,508	0.0
1,300,000		AT&T, Inc., 4.800%, 06/15/2044	1,182,902	0.1
2,960,000		AT&T, Inc., 5.150%, 03/15/2042	2,811,165	0.2
271,000	(5)	AT&T, Inc., 5.150%, 11/15/2046	256,037	0.0
101,000		AT&T, Inc., 5.350%, 09/01/2040	98,822	0.0
1,635,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	1,654,680	0.1
910,000		Comcast Corp., 3.900%, 03/01/2038	830,078	0.1
135,000		Comcast Corp., 6.450%, 03/15/2037	160,660	0.0
2,700,000	(5)	Crown Castle Towers LLC, 4.883%, 08/15/2040	2,770,510	0.2
125,000		NBCUniversal Media LLC, 5.150%, 04/30/2020	129,199	0.0
210,000		NBCUniversal Media LLC, 5.950%, 04/01/2041	236,814	0.0
1,595,000		Orange SA, 1.625%, 11/03/2019	1,565,862	0.1
910,000		Rogers Communications, Inc., 4.300%, 02/15/2048	871,095	0.1
415,000		Rogers Communications, Inc., 4.500%, 03/15/2043	408,109	0.0
260,000	(5)	Sky PLC, 9.500%, 11/15/2018	266,204	0.0
390,000		Telefonica Emisiones SAU, 4.665%, 03/06/2038	365,699	0.0
860,000		Telefonica Emisiones SAU, 5.213%, 03/08/2047	831,361	0.1
370,000		Telefonica Emisiones SAU, 7.045%, 06/20/2036	445,717	0.0
136,000		Verizon Communications, Inc., 4.125%, 08/15/2046	116,536	0.0
535,000		Verizon Communications, Inc., 4.400%, 11/01/2034	500,082	0.0
833,000		Verizon Communications, Inc., 4.812%, 03/15/2039	807,532	0.1
			19,203,302	1.2

		Consumer, Cyclical: 1.0%
2,650,000		Advance Auto Parts, Inc., 4.500%, 12/01/2023	2,717,347	0.2
387,000		Advance Auto Parts, Inc., 5.750%, 05/01/2020	403,853	0.0
137,000	(5)	Alimentation Couche-Tard, Inc., 4.500%, 07/26/2047	129,663	0.0
607,025		American Airlines 2014-1 Class A Pass Through Trust, 3.700%, 10/01/2026	594,125	0.0
170,200		Continental Airlines 2010-1 Class A Pass Through Trust, 4.750%, 07/15/2022	173,632	0.0
301,563		Continental Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	305,118	0.0
91,028		Delta Air Lines 2010-1 Class A Pass Through Trust, 6.200%, 01/02/2020	91,028	0.0
595,000		Dollar General Corp., 3.250%, 04/15/2023	585,109	0.0
368,000		Ford Motor Credit Co. LLC, 3.096%, 05/04/2023	351,166	0.0
569,000		Ford Motor Credit Co. LLC, 3.810%, 01/09/2024	552,788	0.0

See Accompanying Notes to Financial Statements

27

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
1,056,000		Ford Motor Credit Co. LLC, 4.134%, 08/04/2025	1,031,046	0.1
563,000		General Motors Co., 6.600%, 04/01/2036	610,627	0.0
713,000		General Motors Financial Co., Inc., 5.250%, 03/01/2026	739,963	0.1
896,000		Home Depot, Inc., 2.000%, 04/01/2021	874,219	0.1
725,000		MDC Holdings, Inc., 6.000%, 01/15/2043	634,665	0.0
1,460,000		QVC, Inc., 5.450%, 08/15/2034	1,351,356	0.1
758,705		United Airlines 2014-2 Class A Pass Through Trust, 3.750%, 03/03/2028	755,202	0.1
600,000		United Airlines 2018-1 Class AA Pass Through Trust, 3.500%, 09/01/2031	583,580	0.0
705,254	(5)	Virgin Australia 2013-1A Pass Through Trust, 5.000%, 04/23/2025	717,868	0.1
1,000,000		Walgreens Boots Alliance, Inc., 3.300%, 11/18/2021	994,543	0.1
737,000		Walgreens Boots Alliance, Inc., 4.500%, 11/18/2034	697,982	0.1
			14,894,880	1.0

		Consumer, Non-cyclical: 1.8%
1,137,000		AbbVie, Inc., 4.500%, 05/14/2035	1,117,492	0.1
985,000		Allergan Funding SCS, 4.850%, 06/15/2044	952,591	0.1
952,000		Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/2021	939,258	0.1
871,000		Anheuser-Busch InBev Finance, Inc., 3.300%, 02/01/2023	864,347	0.1
1,475,000		Anheuser-Busch InBev Finance, Inc., 4.700%, 02/01/2036	1,498,360	0.1
1,646,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/2046	1,698,740	0.1
498,000	(5)	Bayer US Finance II LLC, 4.375%, 12/15/2028	499,777	0.0
1,200,000	(5)	Bayer US Finance LLC, 2.375%, 10/08/2019	1,190,112	0.1
981,000	(5)	Bayer US Finance LLC, 3.000%, 10/08/2021	965,706	0.1
442,000		Becton Dickinson & Co., 2.675%, 12/15/2019	438,827	0.0
435,000		Becton Dickinson & Co., 4.875%, 05/15/2044	428,191	0.0
325,000		Celgene Corp., 4.000%, 08/15/2023	328,021	0.0
1,445,000		Celgene Corp., 4.625%, 05/15/2044	1,345,164	0.1
240,000		Ingredion, Inc., 6.625%, 04/15/2037	296,414	0.0
620,000		CVS Health Corp., 3.375%, 08/12/2024	599,066	0.0
495,000		CVS Health Corp., 4.100%, 03/25/2025	493,005	0.0
539,718		CVS Pass-Through Trust, 6.036%, 12/10/2028	575,219	0.0
493,000		Edwards Lifesciences Corp., 2.875%, 10/15/2018	493,169	0.0
965,000	(5)	ERAC USA Finance LLC, 2.350%, 10/15/2019	954,439	0.1
420,000		Express Scripts Holding Co., 2.250%, 06/15/2019	417,055	0.0
1,400,000		General Mills, Inc., 2.200%, 10/21/2019	1,384,007	0.1
755,000		Gilead Sciences, Inc., 4.400%, 12/01/2021	780,923	0.1
80,000		GlaxoSmithKline Capital, Inc., 6.375%, 05/15/2038	102,878	0.0
1,232,000	(5)	Heineken NV, 3.500%, 01/29/2028	1,187,519	0.1
963,000		Laboratory Corp. of America Holdings, 3.200%, 02/01/2022	953,185	0.1
423,000		Laboratory Corp. of America Holdings, 4.700%, 02/01/2045	415,082	0.0
730,000		McKesson Corp., 2.284%, 03/15/2019	727,373	0.1
92,000		Mead Johnson Nutrition Co., 4.125%, 11/15/2025	93,783	0.0
1,733,000		Medtronic, Inc., 3.150%, 03/15/2022	1,719,554	0.1
576,000		Medtronic, Inc., 4.375%, 03/15/2035	596,393	0.0
502,000		Molson Coors Brewing Co., 1.450%, 07/15/2019	494,193	0.0
513,000		Molson Coors Brewing Co., 4.200%, 07/15/2046	462,011	0.0
630,000		Moodys Corp., 4.500%, 09/01/2022	651,435	0.1
574,000		Mylan NV, 3.150%, 06/15/2021	567,894	0.0
275,000		Philip Morris International, Inc., 3.600%, 11/15/2023	273,846	0.0
820,000		Philip Morris International, Inc., 4.875%, 11/15/2043	845,899	0.1
79,000		Zoetis, Inc., 4.700%, 02/01/2043	81,703	0.0
			27,432,631	1.8

		Energy: 0.9%
610,000		Anadarko Petroleum Corp., 6.600%, 03/15/2046	735,146	0.1

See Accompanying Notes to Financial Statements

28

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
392,000		ConocoPhillips Co., 4.150%, 11/15/2034	392,705	0.0
460,000		Enable Midstream Partners L.P., 2.400%, 05/15/2019	457,196	0.0
570,000		Energy Transfer Partners L.P., 4.900%, 03/15/2035	522,575	0.0
182,000		Energy Transfer Partners L.P., 4.200%, 09/15/2023	181,896	0.0
615,000		Enterprise Products Operating LLC, 2.550%, 10/15/2019	611,024	0.0
833,000		Enterprise Products Operating LLC, 4.250%, 02/15/2048	777,553	0.1
175,000		Enterprise Products Operating LLC, 5.250%, 01/31/2020	180,762	0.0
300,000		Enterprise Products Operating LLC, 6.500%, 01/31/2019	306,298	0.0
250,000		Husky Energy, Inc., 3.950%, 04/15/2022	252,010	0.0
700,000		Kinder Morgan, Inc./DE, 5.300%, 12/01/2034	691,137	0.1
2,340,000		MPLX L.P., 4.500%, 07/15/2023	2,391,286	0.2
973,000		MPLX L.P., 4.500%, 04/15/2038	900,973	0.1
960,000		MPLX L.P., 5.500%, 02/15/2023	979,344	0.1
570,000		Noble Energy, Inc., 5.250%, 11/15/2043	581,938	0.0
505,000		Occidental Petroleum Corp., 3.400%, 04/15/2026	493,314	0.0
295,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/2022	289,352	0.0
858,000		Spectra Energy Partners L.P., 4.500%, 03/15/2045	797,202	0.1
544,000		Suncor Energy, Inc., 3.600%, 12/01/2024	537,866	0.0
835,000		Sunoco Logistics Partners Operations L.P., 5.300%, 04/01/2044	757,867	0.1
550,000		Sunoco Logistics Partners Operations L.P., 5.500%, 02/15/2020	566,719	0.0
215,000		Texas Eastern Transmission L.P., 7.000%, 07/15/2032	265,475	0.0
			13,669,638	0.9

		Financial: 5.4%
530,000		AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.950%, 02/01/2022	527,175	0.0
395,000		American International Group, Inc., 2.300%, 07/16/2019	392,710	0.0
1,140,000		American International Group, Inc., 4.375%, 01/15/2055	988,529	0.1
1,685,000		Air Lease Corp., 2.625%, 09/04/2018	1,684,386	0.1
851,000		Air Lease Corp., 3.000%, 09/15/2023	806,551	0.1
1,870,000		Air Lease Corp., 4.250%, 09/15/2024	1,858,375	0.1
410,000		Allstate Corp., 3.280%, 12/15/2026	394,441	0.0
543,000		American Express Co., 3.625%, 12/05/2024	535,331	0.0
615,000		American Financial Group, Inc./OH, 4.500%, 06/15/2047	583,093	0.0
455,000	(5)	ANZ New Zealand Int'l Ltd./London, 2.875%, 01/25/2022	443,960	0.0
440,000	(5)	Apollo Management Holdings L.P., 4.000%, 05/30/2024	437,430	0.0
927,000	(5)	Athene Global Funding, 2.875%, 10/23/2018	926,879	0.1
1,555,000	(5)	Athene Global Funding, 4.000%, 01/25/2022	1,566,524	0.1
948,000		Australia & New Zealand Banking Group Ltd./New York NY, 2.300%, 06/01/2021	921,744	0.1
720,000		Bank of America Corp., 3.248%, 10/21/2027	671,547	0.1
850,000		Bank of America Corp., 3.500%, 04/19/2026	822,731	0.1
1,445,000		Bank of Nova Scotia/The, 2.050%, 10/30/2018	1,442,607	0.1
725,000	(5)	BBVA Bancomer SA/Texas, 4.375%, 04/10/2024	724,275	0.1
765,000		Brookfield Asset Management, Inc., 4.000%, 01/15/2025	757,124	0.1
1,140,000		Capital One Financial Corp., 3.200%, 01/30/2023	1,107,888	0.1
485,000	(5)	Carlyle Holdings Finance LLC, 3.875%, 02/01/2023	484,383	0.0
630,000	(4)	Citigroup, Inc., 3.668%, 07/24/2028	599,618	0.0
1,930,000		Citigroup, Inc., 4.000%, 08/05/2024	1,899,274	0.1
520,000		Citigroup, Inc., 4.750%, 05/18/2046	495,957	0.0
260,000		Citigroup, Inc., 5.300%, 05/06/2044	268,431	0.0
560,000		Citigroup, Inc., 6.675%, 09/13/2043	678,546	0.1
595,000		Citizens Financial Group, Inc., 2.375%, 07/28/2021	575,699	0.0
325,000		CNA Financial Corp., 5.875%, 08/15/2020	341,811	0.0

See Accompanying Notes to Financial Statements

29

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,335,000	(5)	Commonwealth Bank of Australia, 2.250%, 03/10/2020	1,316,188	0.1
6,139,000		Convertible Trust - Healthcare Series 2018-1, 0.250%, 02/05/2024	6,096,702	0.4
895,000	(4),(5)	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/31/2199	962,125	0.1
472,000	(5)	Credit Suisse AG, 6.500%, 08/08/2023	503,145	0.0
1,190,000		Crown Castle International Corp., 3.800%, 02/15/2028	1,115,201	0.1
60,000		Crown Castle International Corp., 4.750%, 05/15/2047	56,731	0.0
620,000		Discover Bank, 3.350%, 02/06/2023	604,628	0.0
2,275,000		EPR Properties, 4.750%, 12/15/2026	2,228,235	0.2
615,000	(4)	Goldman Sachs Group, Inc./The, 4.017%, 10/31/2038	561,071	0.0
820,000		Goldman Sachs Group, Inc., 4.250%, 10/21/2025	808,478	0.1
355,000		Goldman Sachs Group, Inc., 5.250%, 07/27/2021	373,209	0.0
835,000		Government Properties Income Trust, 4.000%, 07/15/2022	825,650	0.1
840,000		HCP, Inc., 3.875%, 08/15/2024	822,264	0.1
320,000		HCP, Inc., 4.200%, 03/01/2024	320,064	0.0
350,000		Hospitality Properties Trust, 4.500%, 06/15/2023	351,884	0.0
240,000		Hospitality Properties Trust, 5.000%, 08/15/2022	246,815	0.0
670,000	(5)	Jackson National Life Global Funding, 2.100%, 10/25/2021	642,027	0.0
620,000	(5)	Jackson National Life Global Funding, 3.250%, 01/30/2024	608,039	0.0
550,000		JPMorgan Chase & Co., 3.200%, 06/15/2026	520,432	0.0
1,270,000	(4)	JPMorgan Chase & Co., 3.509%, 01/23/2029	1,205,798	0.1
1,270,000	(4)	JPMorgan Chase & Co., 3.897%, 01/23/2049	1,142,184	0.1
675,000	(4)	JPMorgan Chase & Co., 4.260%, 02/22/2048	636,378	0.0
665,000	(4)	JPMorgan Chase & Co., 5.000%, 12/31/2199	669,156	0.0
443,000	(5)	KKR Group Finance Co. III LLC, 5.125%, 06/01/2044	438,461	0.0
2,335,000	(5)	Liberty Mutual Group, Inc., 4.850%, 08/01/2044	2,347,859	0.2
587,000		Lifestorage L.P./CA, 3.500%, 07/01/2026	550,526	0.0
285,000		Markel Corp., 5.000%, 03/30/2043	292,642	0.0
3,250,000	(5)	MassMutual Global Funding II, 2.100%, 08/02/2018	3,249,210	0.2
1,300,000	(5)	MassMutual Global Funding II, 2.000%, 04/15/2021	1,255,724	0.1
670,000	(5)	Metropolitan Life Global Funding I, 2.050%, 06/12/2020	656,631	0.0
2,360,000	(5)	Mizuho Financial Group Cayman 3 Ltd., 4.600%, 03/27/2024	2,400,892	0.2
2,975,000		Morgan Stanley, 2.375%, 07/23/2019	2,958,438	0.2
1,040,000		Morgan Stanley, 4.000%, 07/23/2025	1,037,468	0.1
1,230,000		National Australia Bank Ltd./New York, 1.875%, 07/12/2021	1,175,174	0.1
1,365,000		National Australia Bank Ltd/New York, 2.000%, 01/14/2019	1,359,978	0.1
1,515,000	(5)	Nationwide Financial Services, Inc., 5.300%, 11/18/2044	1,622,510	0.1
333,000		Prudential Financial, Inc., 3.935%, 12/07/2049	299,948	0.0
259,000		Reinsurance Group of America, Inc., 4.700%, 09/15/2023	267,975	0.0
1,000,000	(5)	Reliance Standard Life Global Funding II, 2.150%, 10/15/2018	998,555	0.1
690,000	(5)	Reliance Standard Life Global Funding II, 3.050%, 01/20/2021	682,197	0.1
3,820,000		Royal Bank of Canada, 2.000%, 12/10/2018	3,811,593	0.3
1,360,000	(5)	Societe Generale SA, 2.625%, 09/16/2020	1,338,342	0.1
805,000	(5)	Societe Generale SA, 5.000%, 01/17/2024	808,371	0.1
985,000	(5)	Standard Chartered PLC, 3.050%, 01/15/2021	971,917	0.1
1,100,000		Sumitomo Mitsui Banking Corp., 2.650%, 07/23/2020	1,085,595	0.1
590,000		SunTrust Bank/Atlanta GA, 3.300%, 05/15/2026	557,487	0.0
670,000		Synchrony Financial, 3.950%, 12/01/2027	619,030	0.0
616,000	(5)	Teachers Insurance & Annuity Association of America, 4.270%, 05/15/2047	590,039	0.0

See Accompanying Notes to Financial Statements

30

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
445,000		Travelers Cos, Inc., 4.600%, 08/01/2043	468,093	0.0
585,000	(5)	UBS Group Funding Switzerland AG, 4.125%, 04/15/2026	579,345	0.0
410,000		US Bancorp, 3.100%, 04/27/2026	386,969	0.0
145,000		Ventas Realty L.P., 5.700%, 09/30/2043	160,393	0.0
1,020,000		Visa, Inc., 4.150%, 12/14/2035	1,058,169	0.1
965,000		Wells Fargo & Co., 3.550%, 09/29/2025	936,036	0.1
470,000		Wells Fargo & Co., 4.100%, 06/03/2026	460,861	0.0
2,000,000		Wells Fargo & Co., 4.650%, 11/04/2044	1,908,032	0.1
315,000		Willis North America, Inc., 3.600%, 05/15/2024	304,690	0.0
350,000		WR Berkley Corp., 4.625%, 03/15/2022	361,752	0.0
			83,554,325	5.4

		Industrial: 0.7%
1,105,000	(5)	Aviation Capital Group LLC, 2.875%, 09/17/2018	1,105,241	0.1
305,000	(5)	Aviation Capital Group LLC, 2.875%, 01/20/2022	295,174	0.0
1,095,000	(5)	Aviation Capital Group LLC, 4.875%, 10/01/2025	1,138,924	0.1
970,000		Avnet, Inc., 4.625%, 04/15/2026	957,068	0.1
435,000	(5)	BAE Systems Holdings, Inc., 2.850%, 12/15/2020	429,858	0.0
224,000		Burlington Northern Santa Fe LLC, 5.150%, 09/01/2043	248,619	0.0
330,000		CSX Corp., 5.500%, 04/15/2041	366,922	0.0
1,015,000		Deere & Co., 2.600%, 06/08/2022	989,567	0.1
295,000		FedEx Corp., 4.900%, 01/15/2034	311,368	0.0
605,000		FedEx Corp., 5.100%, 01/15/2044	636,113	0.0
703,000		Packaging Corp. of America, 4.500%, 11/01/2023	727,005	0.1
285,000		Precision Castparts Corp., 2.500%, 01/15/2023	274,781	0.0
410,000	(5)	SMBC Aviation Capital Finance DAC, 2.650%, 07/15/2021	397,791	0.0
157,000		Union Pacific Corp., 3.646%, 02/15/2024	157,393	0.0
730,000		Union Pacific Corp., 4.150%, 01/15/2045	704,385	0.1
375,000		Union Pacific Corp., 4.850%, 06/15/2044	393,935	0.0
330,000		United Parcel Service, Inc., 3.400%, 11/15/2046	291,321	0.0
752,000		Waste Management, Inc., 3.900%, 03/01/2035	733,127	0.1
			10,158,592	0.7

		Technology: 0.4%
1,146,000		Apple, Inc., 2.150%, 02/09/2022	1,110,702	0.1
435,000		Apple, Inc., 3.350%, 02/09/2027	425,090	0.0
1,840,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.625%, 01/15/2024	1,782,661	0.1
910,000	(5)	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	952,709	0.1
35,000	(5)	Dell International LLC / EMC Corp., 8.350%, 07/15/2046	42,252	0.0
340,000		DXC Technology Co., 4.450%, 09/18/2022	350,194	0.0
649,000		Microsoft Corp., 3.500%, 02/12/2035	629,646	0.1
285,000		Texas Instruments, Inc., 2.625%, 05/15/2024	272,985	0.0
			5,566,239	0.4

		Utilities: 0.3%
150,000	(5)	Electricite de France SA, 4.600%, 01/27/2020	153,401	0.0
620,000	(5)	Electricite de France SA, 4.875%, 01/22/2044	629,271	0.0
350,000	(4),(5)	Electricite de France SA, 5.625%, 12/31/2199	344,312	0.0
703,000		NextEra Energy Capital Holdings, Inc., 3.550%, 05/01/2027	676,752	0.1
760,000		NiSource, Inc., 4.375%, 05/15/2047	740,494	0.1
605,000		Oglethorpe Power Corp., 4.550%, 06/01/2044	604,488	0.0
667,000		Sempra Energy, 3.800%, 02/01/2038	607,207	0.0
1,680,000	(5)	Southern Electric Generating Co., 2.200%, 12/01/2018	1,676,113	0.1
			5,432,038	0.3

	Total Corporate Bonds/Notes
	(Cost $185,325,999)		183,106,492	11.9

MUNICIPAL BONDS: 0.0%
		Georgia: 0.0%
175,000		Municipal Electric Authority of Georgia, 6.637%, 04/01/2057	221,875	0.0
325,000		Municipal Electric Authority of Georgia, 6.655%, 04/01/2057	407,833	0.0

	Total Municipal Bonds
	(Cost $503,925)		629,708	0.0

See Accompanying Notes to Financial Statements

31

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 11.8%
		U.S. Treasury Bonds: 0.9%
13,440,000	(2)	3.000%, 02/15/2048	13,474,125	0.9
425,000		4.500%, 02/15/2036	519,438	0.0
			13,993,563	0.9

		U.S. Treasury Notes: 10.9%
6,230,000		1.250%, 01/31/2019	6,195,808	0.4
47,470,000		2.500%, 05/31/2020	47,450,530	3.1
180,000		2.625%, 11/15/2020	180,176	0.0
59,651,000		2.625%, 06/15/2021	59,659,155	3.9
40,081,700		2.750%, 05/31/2023	40,122,408	2.6
6,831,300		2.875%, 05/31/2025	6,857,051	0.5
6,712,900		2.875%, 05/15/2028	6,724,306	0.4
			167,189,434	10.9

	Total U.S. Treasury Obligations
	(Cost $180,995,127)		181,182,997	11.8

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.1%
		Federal National Mortgage Association: 0.1%(6)
915,000		6.625%, 11/15/2030	1,232,653	0.1

	Total U.S. Government Agency Obligations
	(Cost $1,025,858)		1,232,653	0.1

CONVERTIBLE BONDS/NOTES: 9.1%
		Communications: 2.9%
2,421,000		Ciena Corp., 4.000%, 12/15/2020	3,421,761	0.2
3,989,000		Ctrip.com International Ltd., 1.250%, 09/15/2022	4,103,764	0.3
5,342,000		DISH Network Corp., 3.375%, 08/15/2026	5,187,595	0.3
1,319,000		Finisar Corp., 0.500%, 12/15/2036	1,200,488	0.1
2,501,000	(2)	FireEye, Inc., 1.000%, 06/01/2035	2,394,707	0.2
2,535,000		FireEye, Inc., 1.625%, 06/01/2035	2,328,154	0.1
2,954,000	(5)	GCI Liberty, Inc., 1.750%, 09/30/2046	3,054,276	0.2
1,807,000	(2),(5)	Liberty Expedia Holdings, Inc., 1.000%, 06/30/2047	1,788,997	0.1
9,559,000		Liberty Media Corp., 1.375%, 10/15/2023	11,915,007	0.8
939,188		Liberty Media Corp., 2.250%, 09/30/2046	495,629	0.0
673,000		Liberty Media Corp.-Liberty Formula One, 1.000%, 01/30/2023	788,785	0.0
3,156,000		Viavi Solutions, Inc., 0.625%, 08/15/2033	3,186,629	0.2
2,327,000		Viavi Solutions, Inc., 1.000%, 03/01/2024	2,354,338	0.2
2,258,000	(5)	Viavi Solutions, Inc., 1.750%, 06/01/2023	2,328,637	0.2
			44,548,767	2.9

		Consumer, Cyclical: 0.1%
2,264,000	(5)	Live Nation Entertainment, Inc., 2.500%, 03/15/2023	2,349,835	0.1

		Consumer, Non-cyclical: 1.7%
3,952,000		BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	4,701,390	0.3
2,934,000	(5)	DexCom, Inc., 0.750%, 05/15/2022	3,409,493	0.2
514,000	(5)	Insulet Corp., 1.375%, 11/15/2024	578,645	0.0
2,410,000		Jazz Investments I Ltd., 1.875%, 08/15/2021	2,628,927	0.2
1,251,000		Medicines Co/The, 2.750%, 07/15/2023	1,264,110	0.1
2,104,000		Neurocrine Biosciences, Inc., 2.250%, 05/15/2024	3,041,822	0.2
2,762,000		NuVasive, Inc., 2.250%, 03/15/2021	2,999,781	0.2
924,000		Pacira Pharmaceuticals, Inc./DE, 2.375%, 04/01/2022	861,045	0.1
798,000	(5)	Supernus Pharmaceuticals, Inc., 0.625%, 04/01/2023	976,495	0.1
1,309,000		Wright Medical Group NV, 2.250%, 11/15/2021	1,748,888	0.1
3,694,000		Wright Medical Group, Inc., 1.625%, 06/15/2023	3,682,918	0.2
			25,893,514	1.7

		Energy: 0.8%
1,298,000		Chesapeake Energy Corp., 5.500%, 09/15/2026	1,322,383	0.1
2,490,000	(2)	Ensco Jersey Finance Ltd., 3.000%, 01/31/2024	2,318,534	0.1
1,359,000		Helix Energy Solutions Group, Inc., 4.250%, 05/01/2022	1,422,034	0.1
1,360,000		Nabors Industries, Inc., 0.750%, 01/15/2024	1,073,409	0.1
1,677,000	(2),(5)	Oil States International, Inc., 1.500%, 02/15/2023	1,753,012	0.1
3,942,000		Weatherford International Ltd., 5.875%, 07/01/2021	3,889,295	0.3
			11,778,667	0.8

		Financial: 1.5%
9,000,000	(5)	Credit Suisse AG Convertible Basket, 0.500%, 06/24/2024	8,993,700	0.6
4,179,000	(5),(7)	Goldman Sachs Group, Inc., 1.000%, 09/28/2020	7,561,316	0.5
6,746,000		GS Finance Corp., 0.250%, 07/08/2024	6,250,776	0.4
			22,805,792	1.5

		Technology: 2.1%
3,443,000		Citrix Systems, Inc., 0.500%, 04/15/2019	5,007,826	0.3

See Accompanying Notes to Financial Statements

32

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CONVERTIBLE BONDS/NOTES: (continued)
		Technology: (continued)
2,544,000		Microchip Technology, Inc., 1.625%, 02/15/2027	2,969,184	0.2
2,386,000		Micron Technology, Inc., 3.000%, 11/15/2043	4,302,822	0.3
4,003,000		Nuance Communications, Inc., 1.000%, 12/15/2035	3,602,684	0.2
1,819,000		Nuance Communications, Inc., 1.250%, 04/01/2025	1,719,155	0.1
2,479,000		ON Semiconductor Corp., 1.000%, 12/01/2020	3,267,523	0.2
790,000		RealPage, Inc., 1.500%, 11/15/2022	1,123,358	0.1
3,899,000		SanDisk LLC, 0.500%, 10/15/2020	3,696,213	0.2
726,000		Silicon Laboratories, Inc., 1.375%, 03/01/2022	888,860	0.1
2,238,000	(2),(5)	Western Digital Corp., 1.500%, 02/01/2024	2,268,260	0.2
2,643,000	(5)	Workday, Inc., 0.250%, 10/01/2022	2,781,176	0.2
			31,627,061	2.1

	Total Convertible Bonds/Notes
	(Cost $128,398,745)		139,003,636	9.1

	Total Long-Term Investments
	(Cost $1,304,723,752)		1,462,429,807	95.2

SHORT-TERM INVESTMENTS: 6.5%
		Securities Lending Collateral(8): 1.7%
1,306,351		Dominion Securities Inc., Repurchase Agreement dated 06/29/18, 2.11%, due 07/02/18 (Repurchase Amount $1,306,578, collateralized by various U.S. Government Agency Obligations, 3.000%-7.000%, Market Value plus accrued interest $1,332,478, due 11/01/36-06/01/48)	1,306,351	0.1
6,284,897		Jefferies LLC, Repurchase Agreement dated 06/29/18, 2.00%, due 07/02/18 (Repurchase Amount $6,285,930, collateralized by various U.S. Government Securities, 0.000%-2.375%, Market Value plus accrued interest $6,410,595, due 07/05/18-09/09/49)	6,284,897	0.4
6,284,897		NBC Global Finance Ltd., Repurchase Agreement dated 06/29/18, 1.95%, due 07/02/18 (Repurchase Amount $6,285,904, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $6,410,613, due 01/31/20-09/09/49)	6,284,897	0.4
6,284,897		Nomura Securities, Repurchase Agreement dated 06/29/18, 2.12%, due 07/02/18 (Repurchase Amount $6,285,992, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $6,410,595, due 07/15/18-05/20/68)	6,284,897	0.4
6,284,897		State of Wisconsin Investment Board, Repurchase Agreement dated 06/29/18, 2.30%, due 07/02/18 (Repurchase Amount $6,286,085, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $6,410,642, due 07/15/19-02/15/48)	6,284,897	0.4
			26,445,939	1.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.8%
73,683,317	(9) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.800%
	(Cost $73,683,317)	73,683,317	4.8

	Total Short-Term Investments
	(Cost $100,129,256)	100,129,256	6.5

	Total Investments in Securities (Cost $1,404,853,008)	$1,562,559,063	101.7
	Liabilities in Excess of Other Assets	(26,468,512)	(1.7)
	Net Assets	$1,536,090,551	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.

See Accompanying Notes to Financial Statements

33

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (continued)

(3)	Preferred Stock may be called prior to convertible date.
(4)	Variable rate security. Rate shown is the rate in effect as of June 30, 2018.
(5)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(6)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(7)	Exchangeable into a basket of 5 common shares.
(8)	Represents securities purchased with cash collateral received for securities on loan.
(9)	Rate shown is the 7-day yield as of June 30, 2018.

See Accompanying Notes to Financial Statements

34

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.2%
		Consumer Discretionary: 16.7%
8,860	(1)	Autozone, Inc.	5,944,440	1.1
72,980		Best Buy Co., Inc.	5,442,848	1.1
84,610		BorgWarner, Inc.	3,651,768	0.7
62,322		CBS Corp. - Class B	3,503,743	0.7
88,890	(1)	Dish Network Corp. - Class A	2,987,593	0.6
53,760		Expedia, Inc.	6,461,414	1.3
164,370		Gap, Inc.	5,323,944	1.0
46,170		Genuine Parts Co.	4,237,944	0.8
97,030		Hilton Worldwide Holdings, Inc.	7,680,895	1.5
97,191		Kohl's Corp.	7,085,224	1.4
12,696		Marriott International, Inc.	1,607,314	0.3
41,480	(1)	Mohawk Industries, Inc.	8,887,920	1.7
143,736		Newell Brands, Inc.	3,706,951	0.7
55,560		Nordstrom, Inc.	2,876,897	0.6
42,070		PVH Corp.	6,298,720	1.2
33,400		Ralph Lauren Corp.	4,199,048	0.8
46,130		Tiffany & Co.	6,070,708	1.2
			85,967,371	16.7

		Consumer Staples: 7.4%
21,430		Constellation Brands, Inc.	4,690,384	0.9
219,670		Coty, Inc - Class A	3,097,347	0.6
69,160		Dr Pepper Snapple Group, Inc.	8,437,520	1.6
58,123	(1)	Edgewell Personal Care Co.	2,932,887	0.6
35,413		Energizer Holdings, Inc.	2,229,602	0.4
208,120		Kroger Co.	5,921,014	1.2
43,370		Molson Coors Brewing Co.	2,950,895	0.6
63,200		Pinnacle Foods, Inc.	4,111,792	0.8
42,790	(1),(2)	Post Holdings, Inc.	3,680,796	0.7
			38,052,237	7.4

		Energy: 6.6%
151,334	(1)	Energen Corp.	11,020,142	2.1
187,330		EQT Corp.	10,336,869	2.0
80,940		PBF Energy, Inc.	3,393,814	0.7
331,300		Williams Cos., Inc.	8,981,543	1.8
			33,732,368	6.6

		Financials: 21.3%
4,833		Alleghany Corp.	2,778,830	0.6
186,890		Ally Financial, Inc.	4,909,600	1.0
33,480		Ameriprise Financial, Inc.	4,683,182	0.9
9,437		Chubb Ltd.	1,198,688	0.2
114,540		Citizens Financial Group, Inc.	4,455,606	0.9
251,300		Fifth Third Bancorp	7,212,310	1.4
46,800		First Republic Bank	4,529,772	0.9
134,280		Hartford Financial Services Group, Inc.	6,865,736	1.3
272,560		Huntington Bancshares, Inc.	4,022,986	0.8
133,200		Invesco Ltd.	3,537,792	0.7
182,090		Loews Corp.	8,791,305	1.7
55,163		M&T Bank Corp.	9,385,984	1.8
52,470		Marsh & McLennan Cos., Inc.	4,300,966	0.8
54,790		Northern Trust Corp.	5,637,343	1.1
49,390		Principal Financial Group, Inc.	2,615,200	0.5
69,950		Progressive Corp.	4,137,542	0.8
53,470		Raymond James Financial, Inc.	4,777,545	0.9
117,590		SunTrust Banks, Inc.	7,763,292	1.5
68,310		T. Rowe Price Group, Inc.	7,930,108	1.6
66,990		Unum Group	2,477,960	0.5
37,170		WR Berkley Corp.	2,691,480	0.5
46,430		XL Group Ltd.	2,597,759	0.5
40,030		Zions Bancorp.	2,109,181	0.4
			109,410,167	21.3

		Health Care: 6.7%
65,110		AmerisourceBergen Corp.	5,551,930	1.1
33,620		Cigna Corp.	5,713,719	1.1
50,430	(1)	Henry Schein, Inc.	3,663,235	0.7
14,830		Humana, Inc.	4,413,853	0.9
28,030	(1)	Laboratory Corp. of America Holdings	5,032,226	1.0
38,220		Universal Health Services, Inc.	4,259,237	0.8
50,690		Zimmer Biomet Holdings, Inc.	5,648,893	1.1
			34,283,093	6.7

		Industrials: 7.7%
32,090		Acuity Brands, Inc.	3,718,268	0.7
67,310		Ametek, Inc.	4,857,090	1.0
48,720		Carlisle Cos., Inc.	5,276,863	1.0
79,560		Fortune Brands Home & Security, Inc.	4,271,576	0.8
25,670		Hubbell, Inc.	2,714,346	0.5
37,370		IDEX Corp.	5,100,258	1.0
19,770	(1),(2)	Middleby Corp.	2,064,383	0.4
57,200		MSC Industrial Direct Co.	4,853,420	1.0
42,161		Snap-On, Inc.	6,776,116	1.3
			39,632,320	7.7

		Information Technology: 8.3%
65,870		Amphenol Corp.	5,740,571	1.1
45,320		Analog Devices, Inc.	4,347,094	0.8
74,530	(1)	Arrow Electronics, Inc.	5,610,618	1.1
72,030		CDW Corp.	5,819,304	1.1
145,482	(1)	CommScope Holding Co., Inc.	4,248,802	0.8
41,816		Jack Henry & Associates, Inc.	5,451,134	1.1
78,379	(1)	Keysight Technologies, Inc.	4,626,712	0.9
62,830	(1),(2)	Match Group, Inc.	2,434,034	0.5
53,330	(1)	Synopsys, Inc.	4,563,448	0.9
			42,841,717	8.3

		Materials: 4.3%
220,210	(2)	Ball Corp.	7,828,466	1.5
10,800		Sherwin-Williams Co.	4,401,756	0.9

See Accompanying Notes to Financial Statements

35

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
165,620	Silgan Holdings, Inc.	4,443,585	0.9
92,570	WestRock Co.	5,278,341	1.0
		21,952,148	4.3

	Real Estate: 11.6%
59,460	American Campus Communities, Inc.	2,549,645	0.5
116,660	American Homes 4 Rent	2,587,519	0.5
31,030	AvalonBay Communities, Inc.	5,333,747	1.0
42,250	Boston Properties, Inc.	5,298,995	1.0
207,810	Brixmor Property Group, Inc.	3,622,128	0.7
97,830	(1) CBRE Group, Inc.	4,670,404	0.9
13,450	Essex Property Trust, Inc.	3,215,492	0.6
36,140	Federal Realty Investment Trust	4,573,517	0.9
54,443	JBG SMITH Properties	1,985,536	0.4
176,010	Kimco Realty Corp.	2,990,410	0.6
165,992	Outfront Media, Inc.	3,228,544	0.6
50,201	Park Hotels & Resorts, Inc.	1,537,657	0.3
114,660	Rayonier, Inc.	4,436,195	0.9
45,090	Regency Centers Corp.	2,799,187	0.5
70,396	Vornado Realty Trust	5,203,672	1.0
106,700	Weyerhaeuser Co.	3,890,282	0.8
28,630	WP Carey, Inc.	1,899,601	0.4
		59,822,531	11.6

	Utilities: 7.6%
184,390	CMS Energy Corp.	8,717,959	1.7
41,510	Edison International	2,626,338	0.5
31,410	Evergy, Inc.	1,763,672	0.3
90,150	National Fuel Gas Co.	4,774,344	0.9
43,740	Sempra Energy	5,078,651	1.0
126,880	WEC Energy Group, Inc.	8,202,792	1.6
176,590	Xcel Energy, Inc.	8,066,631	1.6
		39,230,387	7.6

	Total Common Stock
	(Cost $376,515,541)	504,924,339	98.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.6%
	Securities Lending Collateral(3): 1.7%
3,094,531	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/29/18, 2.08%, due 07/02/18 (Repurchase Amount $3,095,060, collateralized by various U.S. Government Agency Obligations, 1.691%-8.500%, Market Value plus accrued interest $3,156,422, due 07/25/18-06/15/53)	3,094,531	0.6
1,521,466	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $1,521,751, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $1,551,896, due 11/15/42-08/15/44)	1,521,466	0.3
2,088,296	NBC Global Finance Ltd., Repurchase Agreement dated 06/29/18, 1.95%, due 07/02/18 (Repurchase Amount $2,088,631, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $2,130,068, due 01/31/20-09/09/49)	2,088,296	0.4
2,088,296	State of Wisconsin Investment Board, Repurchase Agreement dated 06/29/18, 2.30%, due 07/02/18 (Repurchase Amount $2,088,691, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,130,078, due 07/15/19-02/15/48)	2,088,296	0.4
		8,792,589	1.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.9%
9,728,986	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.800%
	(Cost $9,728,986)	9,728,986	1.9

	Total Short-Term Investments
	(Cost $18,521,575)	18,521,575	3.6

	Total Investments in Securities (Cost $395,037,116)	$523,445,914	101.8
	Liabilities in Excess of Other Assets	(9,178,685)	(1.8)
	Net Assets	$514,267,229	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2018.

See Accompanying Notes to Financial Statements

36

VY® Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.7%
		China: 2.6%
62,040	(1)	Baidu, Inc. ADR	15,075,720	0.9
741,718	(1)	JD.com, Inc. ADR	28,889,916	1.7
			43,965,636	2.6

		Denmark: 0.6%
170,890	(1)	FLSmidth & Co. A/S	10,196,369	0.6

		France: 6.2%
159,108		LVMH Moet Hennessy Louis Vuitton SE	52,826,935	3.1
63,560		Kering SA	35,803,384	2.1
376,630		Societe Generale	15,829,748	1.0
			104,460,067	6.2

		Germany: 7.3%
135,211		Allianz SE	27,860,899	1.6
168,790		Bayer AG	18,537,148	1.1
73,636	(1)	Linde AG	17,494,380	1.0
6,129		Puma SE	3,580,614	0.2
329,413		SAP SE	38,020,166	2.3
144,982		Siemens AG	19,102,248	1.1
			124,595,455	7.3

		India: 2.4%
10,027,593		DLF Ltd.	27,694,731	1.7
1,535,612		ICICI Bank Ltd. ADR	12,330,965	0.7
			40,025,696	2.4

		Italy: 0.3%
114,772		Brunello Cucinelli SpA	5,110,649	0.3

		Japan: 14.3%
424,000		Capcom Co., Ltd.	10,426,033	0.6
783,700		Dai-ichi Life Holdings, Inc.	13,948,017	0.8
59,300		Fanuc Ltd.	11,753,961	0.7
45,602		Keyence Corp.	25,720,191	1.5
286,600		Kyocera Corp.	16,117,791	1.0
561,000		Minebea Co., Ltd.	9,453,841	0.6
203,900		Murata Manufacturing Co., Ltd.	34,230,001	2.0
283,400		Nidec Corp.	42,393,716	2.5
42,600		Nintendo Co., Ltd.	13,905,882	0.8
294,100		Omron Corp.	13,700,312	0.8
878,600	(1)	Renesas Electronics Corp.	8,589,027	0.5
319,000		Suzuki Motor Corp.	17,579,490	1.1
237,600		TDK Corp.	24,193,108	1.4
			242,011,370	14.3

		Netherlands: 3.3%
478,733		Airbus SE	55,865,726	3.3

		Spain: 2.1%
1,131,205		Banco Bilbao Vizcaya Argentaria SA	7,977,910	0.5
824,488		Industria de Diseno Textil SA	28,077,246	1.6
			36,055,156	2.1

		Sweden: 1.2%
950,342		Assa Abloy AB	20,158,277	1.2

		Switzerland: 2.4%
1,163,175		Credit Suisse Group AG	17,393,046	1.0
1,521,655		UBS Group AG	23,327,523	1.4
			40,720,569	2.4

		United Kingdom: 6.9%
2,760,672	(1),(2)	Circassia Pharmaceuticals Plc	3,064,094	0.2
9,176,974	(1)	Earthport PLC	1,241,408	0.1
1,694,440		International Consolidated Airlines Group SA	14,783,009	0.9
505,177	(2)	International Game Technology PLC	11,740,314	0.7
1,268,676		Prudential PLC	28,921,120	1.7
138,720		Shire PLC	7,815,317	0.4
489,974		TechnipFMC PLC	15,583,632	0.9
602,707		Unilever PLC	33,293,775	2.0
			116,442,669	6.9

		United States: 48.1%
117,090		3M Co.	23,033,945	1.4
348,890	(1),(2)	Acadia Pharmaceuticals, Inc.	5,327,550	0.3
197,813	(1)	Adobe Systems, Inc.	48,228,787	2.8
225,120		Aetna, Inc.	41,309,520	2.4
188,930		Agilent Technologies, Inc.	11,683,431	0.7
91,310	(1)	Alphabet, Inc. - Class A	103,106,339	6.1
2,930	(1)	Amazon.com, Inc.	4,980,414	0.3
85,940	(1)	AnaptysBio, Inc.	6,105,178	0.4
154,400		Anthem, Inc.	36,751,832	2.2
52,000	(1)	Biogen, Inc.	15,092,480	0.9
62,110	(1)	Bluebird Bio, Inc.	9,748,164	0.6
130,920	(1),(2)	Blueprint Medicines Corp.	8,310,802	0.5
115,960	(1)	Centene Corp.	14,287,432	0.8
554,630		Citigroup, Inc.	37,115,840	2.2
526,030		Colgate-Palmolive Co.	34,092,004	2.0
91,700		Equifax, Inc.	11,472,587	0.7
222,510	(1)	Facebook, Inc.- Class A	43,238,143	2.6
327,880		FNF Group	12,334,846	0.7
176,840		Gilead Sciences, Inc.	12,527,346	0.7
232,100	(1),(2)	GlycoMimetics, Inc.	3,743,773	0.2
108,150		Goldman Sachs Group, Inc.	23,854,645	1.4
209,920		Intuit, Inc.	42,887,706	2.5
229,440	(1),(2)	Ionis Pharmaceuticals, Inc.	9,560,765	0.6
83,700	(1)	Loxo Oncology, Inc.	14,520,276	0.9
320,680	(1)	MacroGenics, Inc.	6,622,042	0.4
626,540		Maxim Integrated Products	36,752,836	2.2
41,216	(1),(2)	Mirati Therapeutics, Inc.	2,031,949	0.1
705,460		Newell Brands, Inc.	18,193,813	1.1
331,472	(1)	PayPal Holdings, Inc.	27,601,673	1.6
231,180		S&P Global, Inc.	47,135,290	2.8
109,070	(1)	Sage Therapeutics, Inc.	17,072,727	1.0
204,670		Tiffany & Co.	26,934,572	1.6
108,100	(1)	Uniqure B.V.	4,086,180	0.2
156,170		United Parcel Service, Inc. - Class B	16,589,939	1.0
214,890		Walt Disney Co.	22,522,621	1.3

See Accompanying Notes to Financial Statements

37

VY® Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
137,420	Zimmer Biomet Holdings, Inc.	15,314,085	0.9
		814,171,532	48.1

	Total Common Stock
	(Cost $880,337,710)	1,653,779,171	97.7

PREFERRED STOCK: 1.5%
	Germany: 1.5%
317,694	Bayerische Motoren Werke AG	25,271,950	1.5

	India: 0.0%
2,598,630	(1) Zee Entertainment Enterprises Ltd.	292,424	0.0

	Total Preferred Stock
	(Cost $12,023,223)	25,564,374	1.5

	Total Long-Term Investments
	(Cost $892,360,933)	1,679,343,545	99.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.6%
	Securities Lending Collateral(3): 0.8%
3,203,708	Jefferies LLC, Repurchase Agreement dated 06/29/18, 2.00%, due 07/02/18 (Repurchase Amount $3,204,235, collateralized by various U.S. Government Securities, 0.000%-2.375%, Market Value plus accrued interest $3,267,782, due 07/05/18-09/09/49)	3,203,708	0.2
3,203,708	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $3,204,308, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $3,267,783, due 11/15/42-08/15/44)	3,203,708	0.2
673,790	MUFG Securities America Inc., Repurchase Agreement dated 06/29/18, 2.12%, due 07/02/18 (Repurchase Amount $673,907, collateralized by various U.S. Government Agency Obligations, 2.430%-6.000%, Market Value plus accrued interest $687,266, due 02/01/21-10/15/58)	673,790	0.0
3,203,708	NBC Global Finance Ltd., Repurchase Agreement dated 06/29/18, 1.95%, due 07/02/18 (Repurchase Amount $3,204,221, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $3,267,792, due 01/31/20-09/09/49)	3,203,708	0.2
3,203,708	State of Wisconsin Investment Board, Repurchase Agreement dated 06/29/18, 2.30%, due 07/02/18 (Repurchase Amount $3,204,314, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,267,806, due 07/15/19-02/15/48)	3,203,708	0.2
		13,488,622	0.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
14,225,369	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.800%
	(Cost $14,225,369)	14,225,369	0.8

	Total Short-Term Investments
	(Cost $27,713,991)	27,713,991	1.6

	Total Investments in Securities (Cost $920,074,924)	$1,707,057,536	100.8
	Liabilities in Excess of Other Assets	(14,001,674)	(0.8)
	Net Assets	$1,693,055,862	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2018.

See Accompanying Notes to Financial Statements

38

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 76.7%
		Basic Materials: 6.2%
300,000	(1)	Ausdrill Finance Pty Ltd., 6.875%, 11/01/2019	302,250	0.3
400,000	(1)	Century Aluminum Co., 7.500%, 06/01/2021	405,000	0.4
539,000		CF Industries, Inc., 3.450%, 06/01/2023	512,045	0.5
400,000		Chemours Co/The, 7.000%, 05/15/2025	431,000	0.4
425,000		Coeur Mining, Inc., 5.875%, 06/01/2024	411,719	0.4
130,000		Commercial Metals Co., 5.375%, 07/15/2027	123,825	0.1
475,000	(1)	Commercial Metals Co., 5.750%, 04/15/2026	459,562	0.5
250,000	(1)	Constellium NV, 5.875%, 02/15/2026	241,875	0.2
225,000	(1)	First Quantum Minerals Ltd., 6.875%, 03/01/2026	216,000	0.2
250,000	(1)	GCP Applied Technologies, Inc., 5.500%, 04/15/2026	245,937	0.2
60,000		Hexion, Inc., 6.625%, 04/15/2020	56,334	0.1
75,000	(1)	Hudbay Minerals, Inc., 7.250%, 01/15/2023	77,625	0.1
100,000	(1)	Hudbay Minerals, Inc., 7.625%, 01/15/2025	105,250	0.1
534,000	(1)	Ingevity Corp., 4.500%, 02/01/2026	504,630	0.5
435,000	(1)	Kraton Polymers LLC / Kraton Polymers Capital Corp., 7.000%, 04/15/2025	452,400	0.5
125,000	(1)	NOVA Chemicals Corp., 4.875%, 06/01/2024	119,219	0.1
450,000	(1)	NOVA Chemicals Corp., 5.000%, 05/01/2025	427,500	0.4
130,000	(1)	Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.750%, 04/30/2026	126,262	0.1
430,000		Olin Corp., 5.000%, 02/01/2030	407,963	0.4
621,000		United States Steel Corp., 6.250%, 03/15/2026	615,954	0.6
110,000		Valvoline, Inc., 4.375%, 08/15/2025	102,438	0.1
			6,344,788	6.2

		Communications: 11.5%
200,000	(1)	Altice Financing SA, 6.625%, 02/15/2023	197,600	0.2
200,000	(1)	Altice France SA/France, 6.000%, 05/15/2022	201,500	0.2
200,000	(1)	Altice US Finance I Corp., 5.375%, 07/15/2023	199,500	0.2
365,000	(2),(3)	Avaya, Inc., 0.000%, 04/01/2019	–	–
210,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	193,200	0.2
505,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	490,961	0.5
310,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 02/15/2026	305,350	0.3
280,000		CenturyLink, Inc., 6.450%, 06/15/2021	289,288	0.3
155,000	(1)	CommScope Technologies LLC, 5.000%, 03/15/2027	146,281	0.1
120,000	(1)	CommScope, Inc., 5.000%, 06/15/2021	120,450	0.1
200,000	(1)	CSC Holdings LLC, 5.375%, 02/01/2028	185,500	0.2
400,000	(1)	CSC Holdings LLC, 5.500%, 04/15/2027	383,000	0.4
102,000		DISH DBS Corp., 5.875%, 07/15/2022	96,262	0.1
100,000	(1)	Frontier Communications Corp., 8.500%, 04/01/2026	96,875	0.1
555,000		Frontier Communications Corp., 8.750%, 04/15/2022	471,750	0.5
330,000		Frontier Communications Corp., 11.000%, 09/15/2025	265,551	0.3
250,000	(1)	Gray Television, Inc., 5.125%, 10/15/2024	239,375	0.2
249,000	(1)	Gray Television, Inc., 5.875%, 07/15/2026	237,484	0.2
415,000		Hughes Satellite Systems Corp., 5.250%, 08/01/2026	390,619	0.4
690,000		Level 3 Financing, Inc., 5.250%, 03/15/2026	657,984	0.6
530,000	(1)	MDC Partners, Inc., 6.500%, 05/01/2024	462,425	0.4
1,445,000	(2)	Millicom International Cellular S.A. Escrow, 0.000%, 11/15/2026	–	–
526,000		Netflix, Inc., 4.375%, 11/15/2026	494,335	0.5
350,000		Quebecor Media, Inc., 5.750%, 01/15/2023	358,750	0.3
200,000	(1)	Sinclair Television Group, Inc., 5.875%, 03/15/2026	195,250	0.2
322,000	(1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	301,875	0.3
200,000		Sprint Corp., 7.125%, 06/15/2024	202,418	0.2
1,660,000		Sprint Corp., 7.250%, 09/15/2021	1,730,550	1.7
95,000		T-Mobile USA, Inc., 5.125%, 04/15/2025	95,712	0.1

See Accompanying Notes to Financial Statements

39

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
130,000		T-Mobile USA, Inc., 6.000%, 03/01/2023	134,615	0.1
250,000		T-Mobile USA, Inc., 6.000%, 04/15/2024	259,375	0.2
70,000		T-Mobile USA, Inc., 6.500%, 01/15/2024	73,014	0.1
450,000		T-Mobile USA, Inc., 6.500%, 01/15/2026	464,490	0.5
480,000	(1)	Videotron Ltd., 5.375%, 06/15/2024	493,200	0.5
546,000	(1)	Wind Tre SpA, 5.000%, 01/20/2026	435,550	0.4
335,000	(1)	Windstream Services LLC / Windstream Finance Corp., 8.625%, 10/31/2025	319,925	0.3
317,000	(1)	Windstream Services LLC / Windstream Finance Corp., 8.750%, 12/15/2024	202,087	0.2
375,000		Windstream Services LLC, 6.375%, 08/01/2023	225,000	0.2
200,000		Windstream Services LLC, 7.750%, 10/15/2020	180,500	0.2
			11,797,601	11.5

		Consumer, Cyclical: 11.7%
280,000		American Axle & Manufacturing, Inc., 6.250%, 03/15/2026	273,700	0.3
200,000	(1)	Aramark Services, Inc., 5.000%, 02/01/2028	191,500	0.2
335,000		Asbury Automotive Group, Inc., 6.000%, 12/15/2024	333,640	0.3
225,000		Beazer Homes USA, Inc., 5.875%, 10/15/2027	197,104	0.2
570,000		Beazer Homes USA, Inc., 6.750%, 03/15/2025	547,200	0.5
70,000		Beazer Homes USA, Inc., 8.750%, 03/15/2022	74,550	0.1
125,000	(1)	Dana Financing Luxembourg Sarl, 5.750%, 04/15/2025	123,437	0.1
300,000		Eldorado Resorts, Inc., 6.000%, 04/01/2025	301,875	0.3
650,000		Ferrellgas L.P. / Ferrellgas Finance Corp., 6.500%, 05/01/2021	599,625	0.6
360,000		Global Partners L.P. / GLP Finance Corp., 7.000%, 06/15/2023	359,100	0.4
148,000	(1)	Golden Nugget, Inc., 6.750%, 10/15/2024	148,397	0.1
96,000	(1)	Golden Nugget, Inc., 8.750%, 10/01/2025	98,852	0.1
350,000		Goodyear Tire & Rubber Co/The, 5.000%, 05/31/2026	326,812	0.3
203,000		H&E Equipment Services, Inc., 5.625%, 09/01/2025	199,955	0.2
165,000		Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.125%, 12/01/2024	168,919	0.2
300,000	(1)	International Game Technology PLC, 6.500%, 02/15/2025	311,250	0.3
100,000	(1)	JC Penney Corp., Inc., 8.625%, 03/15/2025	85,000	0.1
400,000		KB Home, 7.000%, 12/15/2021	422,000	0.4
245,000		KB Home, 7.500%, 09/15/2022	265,406	0.3
205,000	(1)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.000%, 06/01/2024	202,888	0.2
205,000	(1)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.250%, 06/01/2026	202,437	0.2
150,000		L Brands, Inc., 5.250%, 02/01/2028	133,500	0.1
130,000		Lennar Corp., 5.375%, 10/01/2022	133,250	0.1
250,000		Lennar Corp., 4.500%, 06/15/2019	251,563	0.2
465,000		Lennar Corp., 4.750%, 11/15/2022	465,291	0.5
200,000	(1)	LHMC Finco Sarl, 7.875%, 12/20/2023	195,626	0.2
100,000		LKQ Corp., 4.750%, 05/15/2023	100,000	0.1
220,000		MDC Holdings, Inc., 5.500%, 01/15/2024	223,300	0.2
230,000		Meritage Homes Corp., 5.125%, 06/06/2027	214,475	0.2
240,000		Meritage Homes Corp., 6.000%, 06/01/2025	244,200	0.2
145,000		Meritage Homes Corp., 7.000%, 04/01/2022	156,963	0.2
420,000	(1)	PetSmart, Inc., 5.875%, 06/01/2025	324,450	0.3
280,000		PulteGroup, Inc., 5.000%, 01/15/2027	267,050	0.3
200,000	(1)	Scientific Games International, Inc., 5.000%, 10/15/2025	191,000	0.2
595,000		Scientific Games International, Inc., 10.000%, 12/01/2022	635,906	0.6
250,000	(1)	Silversea Cruise Finance Ltd., 7.250%, 02/01/2025	271,275	0.3
365,000	(1)	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 03/01/2024	358,839	0.4
150,000	(1)	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.875%, 04/15/2023	150,000	0.1
400,000		Tempur Sealy International, Inc., 5.500%, 06/15/2026	388,000	0.4

See Accompanying Notes to Financial Statements

40

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
169,000	(1)	TI Group Automotive Systems LLC, 8.750%, 07/15/2023	176,723	0.2
255,000	(1)	Titan International, Inc., 6.500%, 11/30/2023	255,000	0.2
285,000		TRI Pointe Group, Inc., 5.250%, 06/01/2027	261,844	0.3
678,000	(1)	Viking Cruises Ltd., 5.875%, 09/15/2027	642,405	0.6
305,000	(1)	Viking Cruises Ltd, 6.250%, 05/15/2025	300,425	0.3
150,000	(1)	VOC Escrow Ltd., 5.000%, 02/15/2028	142,457	0.1
			11,917,189	11.7

		Consumer, Non-cyclical: 11.0%
80,000	(1)	Alliance One International, Inc., 8.500%, 04/15/2021	82,600	0.1
206,000		Alliance One International, Inc., 9.875%, 07/15/2021	189,262	0.2
190,000	(1)	Aptim Corp., 7.750%, 06/15/2025	154,850	0.1
200,000	(1)	Ashtead Capital, Inc., 4.125%, 08/15/2025	187,500	0.2
225,000		BioScrip, Inc., 8.875%, 02/15/2021	216,000	0.2
446,000	(1)	Brink's Co/The, 4.625%, 10/15/2027	413,665	0.4
215,000	(1)	C&S Group Enterprises LLC, 5.375%, 07/15/2022	211,775	0.2
250,000	(1)	Cardtronics, Inc. / Cardtronics USA, Inc., 5.500%, 05/01/2025	227,500	0.2
250,000	(1)	Carriage Services, Inc., 6.625%, 06/01/2026	254,688	0.2
590,000	(1)	Centene Corp., 5.375%, 06/01/2026	599,222	0.6
85,000		CHS/Community Health Systems, Inc., 6.250%, 03/31/2023	78,200	0.1
70,000		CHS/Community Health Systems, Inc., 6.875%, 02/01/2022	36,050	0.0
7,000	(1)	CHS/Community Health Systems, Inc., 8.125%, 06/30/2024	5,819	0.0
270,000	(1)	Endo Finance LLC, 5.750%, 01/15/2022	243,000	0.2
200,000	(1)	Endo Ltd. / Endo Finance LLC / Endo Finco, Inc., 6.000%, 02/01/2025	157,000	0.2
171,000	(1)	Garda World Security Corp., 8.750%, 05/15/2025	175,275	0.2
738,000		HCA, Inc., 5.375%, 02/01/2025	728,554	0.7
35,000	(1)	Horizon Pharma, Inc. / Horizon Pharma USA, Inc., 8.750%, 11/01/2024	37,756	0.0
416,000		Horizon Pharma, Inc., 6.625%, 05/01/2023	420,680	0.4
400,000		Ingles Markets, Inc., 5.750%, 06/15/2023	396,000	0.4
400,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 6.750%, 02/15/2028	378,380	0.4
450,000		Kindred Healthcare, Inc., 6.375%, 04/15/2022	465,750	0.5
240,000		Kindred Healthcare, Inc., 8.000%, 01/15/2020	258,362	0.3
345,000		Molina Healthcare, Inc., 5.375%, 11/15/2022	348,881	0.3
371,000	(1)	Pilgrim's Pride Corp., 5.875%, 09/30/2027	345,030	0.3
259,000	(1)	Post Holdings, Inc., 5.625%, 01/15/2028	243,784	0.2
365,000	(1)	RegionalCare Hospital Partners Holdings, Inc., 8.250%, 05/01/2023	385,759	0.4
235,000	(1)	Team Health Holdings, Inc., 6.375%, 02/01/2025	203,275	0.2
360,000		Tenet Healthcare Corp., 4.375%, 10/01/2021	355,950	0.3
60,000		United Rentals North America, Inc., 4.625%, 10/15/2025	57,300	0.1
60,000		United Rentals North America, Inc., 4.875%, 01/15/2028	55,875	0.1
470,000		United Rentals North America, Inc., 5.750%, 11/15/2024	479,400	0.5
70,000		Universal Hospital Services, Inc., 7.625%, 08/15/2020	70,088	0.1
200,000	(1)	Valeant Pharmaceuticals International, Inc., 5.500%, 11/01/2025	197,850	0.2
1,859,000	(1)	Valeant Pharmaceuticals International, Inc., 5.875%, 05/15/2023	1,753,269	1.7
95,000	(1)	Valeant Pharmaceuticals International, Inc., 6.500%, 03/15/2022	98,681	0.1
125,000	(1)	Valeant Pharmaceuticals International, Inc., 7.000%, 03/15/2024	131,211	0.1
100,000	(1)	Valeant Pharmaceuticals International, 8.500%, 01/31/2027	101,750	0.1
525,000		WellCare Health Plans, Inc., 5.250%, 04/01/2025	523,688	0.5
			11,269,679	11.0

		Energy: 16.6%
150,000		Alta Mesa Holdings L.P. / Alta Mesa Finance Services Corp., 7.875%, 12/15/2024	159,750	0.2
200,000		Andeavor Logistics L.P. / Tesoro Logistics Finance Corp., 5.250%, 01/15/2025	205,226	0.2

See Accompanying Notes to Financial Statements

41

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
300,000		Andeavor, 5.375%, 10/01/2022	307,140	0.3
212,000		Antero Resources Corp., 5.000%, 03/01/2025	212,000	0.2
525,000		Archrock Partners L.P. / Archrock Partners Finance Corp., 6.000%, 04/01/2021	523,687	0.5
50,000		Archrock Partners L.P. / Archrock Partners Finance Corp., 6.000%, 10/01/2022	49,750	0.0
355,000	(1)	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, 11/15/2022	360,325	0.4
155,000	(1)	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.625%, 07/15/2026	153,791	0.2
145,000	(1)	Calfrac Holdings L.P., 8.500%, 06/15/2026	145,906	0.1
350,000		Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 6.500%, 04/15/2021	350,000	0.3
175,000		Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 7.750%, 04/15/2023	176,312	0.2
230,000	(1)	Chaparral Energy, Inc., 8.750%, 07/15/2023	232,156	0.2
518,000		Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/2027	515,410	0.5
100,000		Cheniere Corpus Christi Holdings LLC, 5.875%, 03/31/2025	104,375	0.1
104,000	(1)	Chesapeake Energy Corp., 8.000%, 12/15/2022	109,559	0.1
249,000	(1)	Covey Park Energy LLC / Covey Park Finance Corp., 7.500%, 05/15/2025	255,225	0.2
90,000		DCP Midstream Operating L.P., 2.700%, 04/01/2019	89,325	0.1
102,000		DCP Midstream Operating L.P., 3.875%, 03/15/2023	98,812	0.1
325,000		DCP Midstream Operating L.P., 5.600%, 04/01/2044	307,937	0.3
285,000		Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 6.750%, 05/15/2025	286,425	0.3
200,000		Energy Transfer Equity L.P., 4.250%, 03/15/2023	193,502	0.2
295,000		Energy Transfer Equity L.P., 5.875%, 01/15/2024	303,112	0.3
60,000		EnLink Midstream Partners L.P., 5.050%, 04/01/2045	48,944	0.0
174,000		EnLink Midstream Partners L.P., 5.600%, 04/01/2044	150,975	0.1
90,000		Ensco PLC, 7.750%, 02/01/2026	85,360	0.1
150,000		Exterran Energy Solutions L.P. / EES Finance Corp., 8.125%, 05/01/2025	158,625	0.2
392,000		FTS International, Inc., 6.250%, 05/01/2022	397,370	0.4
210,000		Genesis Energy L.P. / Genesis Energy Finance Corp., 6.250%, 05/15/2026	198,450	0.2
233,000		Genesis Energy L.P. / Genesis Energy Finance Corp., 6.500%, 10/01/2025	224,845	0.2
100,000		Genesis Energy L.P. / Genesis Energy Finance Corp., 6.750%, 08/01/2022	101,500	0.1
494,000	(1)	Great Western Petroleum LLC / Great Western Finance Corp., 9.000%, 09/30/2021	508,820	0.5
300,000		Gulfport Energy Corp., 6.000%, 10/15/2024	290,250	0.3
10,000		Gulfport Energy Corp., 6.625%, 05/01/2023	10,125	0.0
196,000		Halcon Resources Corp., 6.750%, 02/15/2025	184,240	0.2
400,000	(1)	Hess Infrastructure Partners L.P. / Hess Infrastructure Partners Finance Corp., 5.625%, 02/15/2026	401,000	0.4
230,000	(1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 10/01/2025	230,575	0.2
361,000	(1)	Indigo Natural Resources LLC, 6.875%, 02/15/2026	351,073	0.3
173,000	(1)	Jagged Peak Energy LLC, 5.875%, 05/01/2026	169,973	0.2
100,000	(1)	MEG Energy Corp., 6.500%, 01/15/2025	100,125	0.1
220,000	(1)	MEG Energy Corp., 7.000%, 03/31/2024	206,525	0.2
250,000		Murphy Oil USA, Inc., 6.000%, 08/15/2023	256,875	0.3
262,000	(1)	Neptune Energy Bondco PLC, 6.625%, 05/15/2025	255,450	0.2
162,000	(1)	NGPL PipeCo LLC, 4.375%, 08/15/2022	160,988	0.2
313,000		Oasis Petroleum, Inc., 6.875%, 03/15/2022	319,169	0.3
230,000	(1)	Parsley Energy LLC / Parsley Finance Corp., 5.375%, 01/15/2025	229,425	0.2
200,000	(1)	Parsley Energy LLC / Parsley Finance Corp., 5.625%, 10/15/2027	199,000	0.2

See Accompanying Notes to Financial Statements

42

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
210,000	(1)	Parsley Energy LLC / Parsley Finance Corp., 6.250%, 06/01/2024	218,400	0.2
400,000		PBF Holding Co. LLC / PBF Finance Corp., 7.000%, 11/15/2023	416,000	0.4
400,000		PBF Logistics L.P. / PBF Logistics Finance Corp., 6.875%, 05/15/2023	405,500	0.4
200,000	(1)	Precision Drilling Corp., 7.125%, 01/15/2026	205,900	0.2
220,000		QEP Resources, Inc., 5.625%, 03/01/2026	210,925	0.2
275,000		Range Resources Corp., 5.000%, 03/15/2023	268,538	0.3
130,000		Resolute Energy Corp., 8.500%, 05/01/2020	130,000	0.1
70,000		Rowan Cos, Inc., 4.875%, 06/01/2022	66,500	0.1
125,000		Sabine Pass Liquefaction LLC, 5.000%, 03/15/2027	127,066	0.1
245,000		Sabine Pass Liquefaction LLC, 5.875%, 06/30/2026	263,080	0.3
55,000		Sanchez Energy Corp., 6.125%, 01/15/2023	37,538	0.0
110,000	(1)	Sanchez Energy Corp., 7.250%, 02/15/2023	109,313	0.1
360,000		Sanchez Energy Corp., 7.750%, 06/15/2021	308,700	0.3
85,000		SESI LLC, 7.750%, 09/15/2024	87,656	0.1
517,000	(1)	Shelf Drilling Holdings Ltd., 8.250%, 02/15/2025	522,816	0.5
35,000		SM Energy Co., 6.125%, 11/15/2022	36,050	0.0
260,000		SM Energy Co., 6.750%, 09/15/2026	261,950	0.3
250,000	(1)	Sunoco L.P. / Sunoco Finance Corp., 4.875%, 01/15/2023	240,625	0.2
100,000	(1)	Sunoco L.P. / Sunoco Finance Corp., 5.875%, 03/15/2028	94,533	0.1
335,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.250%, 11/15/2023	322,438	0.3
84,000	(1)	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.000%, 01/15/2028	78,330	0.1
215,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.250%, 05/01/2023	215,538	0.2
300,000	(1)	TerraForm Power Operating LLC, 4.250%, 01/31/2023	290,250	0.3
205,000	(1)	TerraForm Power Operating LLC, 5.000%, 01/31/2028	195,006	0.2
200,000		TransMontaigne Partners L.P. / TLP Finance Corp., 6.125%, 02/15/2026	203,000	0.2
211,000	(1)	Trinidad Drilling Ltd, 6.625%, 02/15/2025	204,143	0.2
200,000		Whiting Petroleum Corp., 5.750%, 03/15/2021	204,894	0.2
125,000	(1)	Whiting Petroleum Corp., 6.625%, 01/15/2026	129,063	0.1
330,000		Williams Cos, Inc./The, 4.550%, 06/24/2024	331,650	0.3
150,000		Williams Cos, Inc./The, 5.750%, 06/24/2044	155,813	0.2
200,000		WPX Energy, Inc., 5.250%, 09/15/2024	197,750	0.2
80,000		WPX Energy, Inc., 8.250%, 08/01/2023	91,000	0.1
			17,009,372	16.6

		Financial: 7.8%
500,000	(1)	Alliance Data Systems Corp., 5.875%, 11/01/2021	511,250	0.5
200,000		Ally Financial, Inc., 4.625%, 05/19/2022	200,000	0.2
280,000		Ally Financial, Inc., 4.625%, 03/30/2025	276,850	0.3
300,000	(1)	Avation Capital SA, 6.500%, 05/15/2021	302,250	0.3
235,000	(4)	Credit Suisse Group AG, 7.125%, 12/31/2199	239,583	0.2
190,000		CyrusOne L.P. / CyrusOne Finance Corp., 5.000%, 03/15/2024	190,475	0.2
40,000		CyrusOne L.P. / CyrusOne Finance Corp., 5.375%, 03/15/2027	39,800	0.0
195,000		Equinix, Inc., 5.375%, 04/01/2023	200,582	0.2
405,000	(1)	Freedom Mortgage Corp., 8.125%, 11/15/2024	393,862	0.4
515,000	(1)	Freedom Mortgage Corp., 8.250%, 04/15/2025	508,562	0.5
260,000	(1)	Iron Mountain US Holdings, Inc., 5.375%, 06/01/2026	248,300	0.2
300,000		Iron Mountain, Inc., 5.750%, 08/15/2024	296,250	0.3
250,000	(1)	Kendall Re Ltd., 7.452%, (US0003M + 5.250%), 05/06/2024	250,387	0.3
250,000		Kennedy-Wilson, Inc., 5.875%, 04/01/2024	243,750	0.2
250,000	(1)	Kilimanjaro Re Ltd. (Cat Bond), 11.162%, (T-BILL 3MO + 9.250%), 12/06/2019	249,037	0.3
130,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	124,475	0.1

See Accompanying Notes to Financial Statements

43

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			Financial: (continued)
	185,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.500%, 05/01/2024	188,237	0.2
	100,000		Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 08/01/2018	100,183	0.1
	575,000		Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 07/01/2021	574,827	0.6
	125,000		Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 06/01/2022	124,297	0.1
	295,000	(1)	Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/2022	300,163	0.3
	343,000	(1)	Provident Funding Associates L.P. / PFG Finance Corp., 6.375%, 06/15/2025	334,785	0.3
	120,000	(1)	Quicken Loans, Inc., 5.750%, 05/01/2025	118,054	0.1
	600,000	(4)	Royal Bank of Scotland Group PLC, 8.000%, 12/31/2199	631,500	0.6
	200,000	(1),(4)	Societe Generale SA, 7.375%, 12/31/2199	204,000	0.2
	250,000	(1)	Tailwind Re Ltd. 2017-1, 9.162%, (T-BILL 3MO + 7.250%), 01/08/2025	256,038	0.3
	235,000	(4)	UBS Group Funding Switzerland AG, 7.125%, 12/31/2199	242,548	0.2
	335,000	(1)	Uniti Group L.P. / Uniti Group Finance, Inc. / CSL Capital LLC, 6.000%, 04/15/2023	323,903	0.3
	250,000	(1)	Ursa Re Ltd 2017-2 D (Cat Bond), 5.250%, (T-BILL 3MO + 5.250%), 12/10/2020	252,688	0.3
				7,926,636	7.8

			Industrial: 6.7%
	255,000	(1)	American Woodmark Corp., 4.875%, 03/15/2026	242,250	0.2
	250,000	(1)	Amsted Industries, Inc., 5.000%, 03/15/2022	250,937	0.2
	250,000	(1)	Amsted Industries, Inc., 5.375%, 09/15/2024	249,375	0.2
	100,000	(5)	ARD Finance SA, 7.125% (PIK Rate 7.875%, Cash Rate 0.000%), 09/15/2023	100,500	0.1
EUR	100,000	(5)	ARD Finance SA, 6.625% (PIK Rate 7.375%, Cash Rate 0.000%), 09/15/2023	119,066	0.1
	80,000	(1)	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.625%, 05/15/2023	79,300	0.1
	220,000	(1)	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 6.000%, 02/15/2025	214,775	0.2
	90,000	(1)	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 7.250%, 05/15/2024	93,937	0.1
	384,000		Ball Corp., 5.250%, 07/01/2025	393,120	0.4
EUR	160,000		Belden, Inc., 3.875%, 03/15/2028	177,113	0.2
	275,000	(1)	BlueLine Rental Finance Corp. / BlueLine Rental LLC, 9.250%, 03/15/2024	293,260	0.3
	249,000	(1)	Builders FirstSource, Inc., 5.625%, 09/01/2024	243,709	0.2
	640,000		Crown Cork & Seal Co., Inc., 7.375%, 12/15/2026	694,400	0.7
	110,000	(1)	DAE Funding LLC, 4.500%, 08/01/2022	106,975	0.1
	150,000		Engility Corp., 8.875%, 09/01/2024	157,313	0.2
	100,000		EnPro Industries, Inc., 5.875%, 09/15/2022	102,500	0.1
	600,000		Fly Leasing Ltd., 6.375%, 10/15/2021	620,250	0.6
	416,000	(1)	GFL Environmental, Inc., 5.375%, 03/01/2023	385,840	0.4
	205,000		Griffon Corp., 5.250%, 03/01/2022	200,213	0.2
	215,000	(1)	Itron, Inc., 5.000%, 01/15/2026	204,723	0.2
	225,000	(1)	Kratos Defense & Security Solutions, Inc., 6.500%, 11/30/2025	233,719	0.2
	265,000		MasTec, Inc., 4.875%, 03/15/2023	258,706	0.3
	150,000		Park-Ohio Industries, Inc., 6.625%, 04/15/2027	152,625	0.1
	125,000	(1)	Plastipak Holdings, Inc., 6.250%, 10/15/2025	115,625	0.1
	175,000	(1)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.000%, 07/15/2024	179,047	0.2
	96,911		Reynolds Group Issuer, Inc., 5.750%, 10/15/2020	97,395	0.1
	200,000	(1)	syncreon Group BV / syncreon Global Finance US, Inc., 8.625%, 11/01/2021	173,000	0.2
	270,000	(1)	Tervita 2018 Escrow Corp., 7.625%, 12/01/2021	276,750	0.3
	75,000	(1)	TTM Technologies, Inc., 5.625%, 10/01/2025	73,313	0.1
	185,000	(1)	USG Corp., 4.875%, 06/01/2027	189,625	0.2

See Accompanying Notes to Financial Statements

44

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
150,000	(1)	Waste Pro USA, Inc., 5.500%, 02/15/2026	144,563	0.1
			6,823,924	6.7

		Technology: 2.7%
435,000		Diebold Nixdorf, Inc., 8.500%, 04/15/2024	418,287	0.4
570,000	(1)	First Data Corp., 5.750%, 01/15/2024	571,767	0.6
155,000	(1)	First Data Corp., 7.000%, 12/01/2023	161,832	0.2
250,000		GCI, Inc., 6.750%, 06/01/2021	252,813	0.2
200,000	(2),(3)	Midway Games, Inc., 0.000%, 06/01/2021	–	–
160,000	(1)	MSCI, Inc., 4.750%, 08/01/2026	155,200	0.1
265,000		NCR Corp., 5.000%, 07/15/2022	263,675	0.2
160,000		NCR Corp., 6.375%, 12/15/2023	166,200	0.2
200,000	(1)	Open Text Corp., 5.875%, 06/01/2026	204,500	0.2
200,000	(1)	IQVIA, Inc., 5.000%, 10/15/2026	195,500	0.2
400,000	(1)	Rackspace Hosting, Inc., 8.625%, 11/15/2024	403,000	0.4
			2,792,774	2.7

		Utilities: 2.5%
200,000		AmeriGas Partners L.P. / AmeriGas Finance Corp., 5.500%, 05/20/2025	194,750	0.2
200,000	(1)	Calpine Corp., 5.250%, 06/01/2026	189,250	0.2
580,000		Calpine Corp., 5.750%, 01/15/2025	531,788	0.5
361,000	(1)	Vistra Energy Corp., 8.000%, 01/15/2025	389,320	0.4
65,000	(1)	NextEra Energy Operating Partners L.P., 4.250%, 09/15/2024	62,725	0.0
695,000		NRG Energy, Inc., 6.625%, 01/15/2027	717,588	0.7
178,875	(1)	NSG Holdings LLC / NSG Holdings, Inc., 7.750%, 12/15/2025	195,868	0.2
350,000		Talen Energy Supply LLC, 4.600%, 12/15/2021	303,625	0.3
			2,584,914	2.5

	Total Corporate Bonds/Notes
	(Cost $79,511,192)		78,466,877	76.7

BANK LOANS: 3.7%
		Basic Materials: 0.3%
261,688		Caraustar Industries, Inc. - TL 1L, 7.834%, (US0003M + 5.500%), 03/14/2022	263,356	0.3

		Cable & Satellite Television: 0.3%
269,328		Virgin Media Bristol LLC 2017 USD Term Loan, 4.573%, (US0003M + 2.500%), 01/15/2026	267,729	0.3

		Communications: 0.5%
365,334		McGraw-Hill Global Education Holdings, LLC, 6.094%, (US0003M + 4.000%), 05/04/2022	357,897	0.3
56,746		Univision Communications Inc. Term Loan C5, 4.844%, (US0003M + 2.750%), 03/15/2024	54,942	0.1
107,220		West Corp. - TL 1L, 6.094%, (US0003M + 4.000%), 10/10/2024	107,000	0.1
			519,839	0.5

		Consumer, Cyclical: 0.8%
128,050		American Axle & Manufacturing Holdings, Inc. - Term Loan A, 4.350%, (US0003M + 2.000%), 04/06/2024	127,762	0.1
219,289		Camping World TL B 1L, 4.844%, (US0003M + 3.750%), 11/08/2023	217,473	0.2
99,599		Federal-Mogul Holdings Corporation New Term Loan C, 5.840%, (US0003M + 3.750%), 04/15/2021	99,930	0.1
59,422		Golden Nugget, Inc. - TL 1L, 4.844%, (US0003M + 3.250%), 10/04/2023	59,547	0.1
366,119		Tower Automotive Holdings Term Loan B1, 4.813%, (US0003M + 2.750%), 03/07/2024	365,203	0.3
			869,915	0.8

		Consumer, Non-cyclical: 0.3%
385,985		Revlon Consumer Products Corp. TL B 1L, 5.594%, (US0003M + 3.500%), 09/07/2023	301,137	0.3

		Energy: 0.3%
325,000		Gavilan Resources LLC - TL 2L, 8.085%, (US0003M + 6.000%), 03/01/2024	321,073	0.3

		Financial: 0.3%
310,822		Confie Seguros Holding II - TL B 1L, 7.557%, (US0003M + 4.750%), 04/19/2022	308,879	0.3

		Industrial: 0.5%
205,811		Builders FirstSource, Inc., 5.334%, (US0003M + 3.000%), 02/29/2024	206,160	0.2

See Accompanying Notes to Financial Statements

45

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
BANK LOANS: (continued)
		Industrial: (continued)
308,724		Zekelman Industries, Inc. Term Loan B, 4.582%, (US0003M + 3.500%), 06/14/2021	308,869	0.3
			515,029	0.5

		Insurance: 0.1%
70,495		Alliant Holdings I, Inc. 2015 Term Loan B, 5.046%, (US0003M + 3.250%), 05/09/2025	70,139	0.1

		Retailers (Except Food & Drug): 0.2%
248,701		Neiman Marcus Group, Inc. - TL 1L, 5.263%, (US0003M + 3.250%), 10/25/2020	221,033	0.2

		Technology: 0.1%
122,799		DynCorp International, Inc. Term Loan B2 1L, 8.088%, (US0003M + 6.000%), 07/07/2020	123,362	0.1

	Total Bank Loans
	(Cost $3,839,687)		3,781,491	3.7

CONVERTIBLE BONDS/NOTES: 7.0%
		Communications: 0.7%
125,000		Ctrip.com International Ltd., 1.250%, 09/15/2022	128,596	0.1
319,000		DISH Network Corp., 2.375%, 03/15/2024	282,110	0.3
215,000		Finisar Corp., 0.500%, 12/15/2033	213,103	0.2
50,000		FireEye, Inc., 1.000%, 06/01/2035	47,875	0.1
50,000		FireEye, Inc., 1.625%, 06/01/2035	45,920	0.0
			717,604	0.7

		Consumer, Cyclical: 0.3%
310,000		KB Home, 1.375%, 02/01/2019	337,414	0.3

		Consumer, Non-cyclical: 3.1%
457,000		Alder Biopharmaceuticals, Inc., 2.500%, 02/01/2025	475,874	0.5
155,000		Ascent Capital Group, Inc., 4.000%, 07/15/2020	91,063	0.1
330,000		Cardtronics, Inc., 1.000%, 12/01/2020	307,573	0.3
180,000		Endologix, Inc., 2.250%, 12/15/2018	178,018	0.2
205,000		Endologix, Inc., 3.250%, 11/01/2020	188,387	0.2
390,000		Innoviva, Inc., 2.125%, 01/15/2023	379,827	0.4
276,000		Insmed, Inc., 1.750%, 01/15/2025	254,403	0.2
115,000		Macquarie Infrastructure Corp., 2.000%, 10/01/2023	102,277	0.1
205,000		Medicines Co/The, 2.500%, 01/15/2022	250,099	0.2
140,000		Medicines Co/The, 2.750%, 07/15/2023	141,467	0.1
205,000		NuVasive, Inc., 2.250%, 03/15/2021	222,648	0.2
581,000		Wright Medical Group, Inc., 1.625%, 06/15/2023	579,257	0.6
			3,170,893	3.1

		Energy: 0.5%
130,000		SEACOR Holdings, Inc., 3.000%, 11/15/2028	127,613	0.1
200,000		SM Energy Co., 1.500%, 07/01/2021	207,038	0.2
260,000		Whiting Petroleum Corp., 1.250%, 04/01/2020	248,802	0.2
			583,453	0.5

		Industrial: 0.3%
68,000	(1)	Air Transport Services Group, Inc., 1.125%, 10/15/2024	66,422	0.1
182,000		Dycom Industries, Inc., 0.750%, 09/15/2021	211,673	0.2
			278,095	0.3

		Technology: 2.1%
400,000	(1)	Akamai Technologies, Inc., 0.125%, 05/01/2025	401,542	0.4
110,000	(6)	Akamai Technologies, Inc., 0.000%, 02/15/2019	110,428	0.1
275,000	(1)	Envestnet, Inc., 1.750%, 06/01/2023	283,745	0.3
175,000		Microchip Technology, Inc., 1.625%, 02/15/2027	204,248	0.2
38,000		Nuance Communications, Inc., 1.000%, 12/15/2035	34,200	0.0
250,000		ON Semiconductor Corp., 1.625%, 10/15/2023	317,167	0.3
246,000	(1)	Pure Storage, Inc., 0.125%, 04/15/2023	275,488	0.3
90,000		Silicon Laboratories, Inc., 1.375%, 03/01/2022	110,189	0.1
110,000		Synaptics, Inc., 0.500%, 06/15/2022	109,195	0.1
205,000		Synchronoss Technologies, Inc., 0.750%, 08/15/2019	192,708	0.2
100,000	(1)	Western Digital Corp., 1.500%, 02/01/2024	101,352	0.1
			2,140,262	2.1

	Total Convertible Bonds/Notes
	(Cost $7,046,580)		7,227,721	7.0

See Accompanying Notes to Financial Statements

46

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 2.0%
		Consumer Discretionary: –%
1,476	(1),(2),(7)	Perseus Holding Corp.	–	–

		Energy: 0.0%
424,441	(2),(7)	Ascent Resources - Utica LLC	5,093	0.0
93	(7)	Midstates Petroleum Co., Inc.	1,266	0.0
30	(7)	SilverBow Resources, Inc.	866	0.0
			7,225	0.0

		Financials: 0.2%
2,083		Capital One Financial Corp.	191,428	0.2

		Health Care: 0.9%
2,581		Aetna, Inc.	473,614	0.5
794		Allergan plc	132,376	0.1
15,129	(7)	BioScrip, Inc.	44,328	0.1
1,411		Cigna Corp.	239,799	0.2
			890,117	0.9

		Industrials: 0.1%
5,836	(2),(7)	Liberty Tire Recycling	–	–
2,062	(7)	United Continental Holdings, Inc.	143,783	0.1
			143,783	0.1

		Information Technology: 0.2%
7,059	(7)	NCR Corp.	211,629	0.2

		Materials: 0.1%
1,018		LyondellBasell Industries NV - Class A	111,827	0.1

		Real Estate: 0.5%
14,944		Forest City Realty Trust, Inc.	340,873	0.4
5,760	(7)	Uniti Group, Inc.	115,373	0.1
			456,246	0.5

	Total Common Stock
	(Cost $1,430,078)		2,012,255	2.0

PREFERRED STOCK: 1.4%
		Consumer Discretionary: –%
775	(1),(2),(7)	Perseus Holding Corp.	–	–

		Financials: 1.4%
470	(7)	Bank of America Corp.	587,735	0.6
3,542	(4),(7),(8)	GMAC Capital Trust I	93,154	0.1
602	(7)	Wells Fargo & Co.	758,195	0.7
			1,439,084	1.4

		Health Care: 0.0%
44	(2),(7)	BioScrip, Inc.	4,240	0.0

	Total Preferred Stock
	(Cost $1,422,347)		1,443,324	1.4

WARRANTS: –%
		Energy: –%
659	(2),(7)	Midstates Petroleum Co., Inc.	–	–

		Health Care: –%
126	(2),(7)	BioScrip, Inc. - Class A	–	–
126	(2),(7)	BioScrip, Inc. - Class B	–	–
			–	–

	Total Warrants
	(Cost $–)		–	–

	Total Long-Term Investments
	(Cost $93,249,884)		92,931,668	90.8

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.8%
		U.S. Treasury Bills: 7.7%
3,530,000	(6)	United States Treasury Bill, 0.000%, 07/12/2018	3,528,358	3.4
4,000,000	(6)	United States Treasury Bill, 0.000%, 07/19/2018	3,996,753	3.9
400,000	(6)	United States Treasury Bill, 0.000%, 07/26/2018	399,541	0.4
			7,924,652	7.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
76,818	(9) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.800%
	(Cost $76,818)	76,818	0.1

	Total Short-Term Investments
	(Cost $8,000,832)	8,001,470	7.8

	Total Investments in Securities (Cost $101,250,716)	$100,933,138	98.6
	Assets in Excess of Other Liabilities	1,394,649	1.4
	Net Assets	$102,327,787	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(3)	Defaulted security
(4)	Variable rate security. Rate shown is the rate in effect as of June 30, 2018.
(5)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(6)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2018.
(7)	Non-income producing security.
(8)	Preferred Stock may be called prior to convertible date.
(9)	Rate shown is the 7-day yield as of June 30, 2018.

EUR	EU Euro

Reference Rate Abbreviations:
T-BILL 3MO	3-month U.S. Treasury Bill
US0003M	3-month LIBOR

See Accompanying Notes to Financial Statements

47

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Consumer Discretionary: 15.6%
32,194		Altice USA, Inc.	549,230	0.1
60,700		Aramark	2,251,970	0.2
2,600	(1)	Autozone, Inc.	1,744,418	0.2
42,000		BorgWarner, Inc.	1,812,720	0.2
20,900	(1)	Bright Horizons Family Solutions, Inc.	2,142,668	0.2
45,000	(1)	Burlington Stores, Inc.	6,773,850	0.7
64,500	(1)	Carmax, Inc.	4,700,115	0.5
27,400		Choice Hotels International, Inc.	2,071,440	0.2
57,000	(1)	Ctrip.com International Ltd. ADR	2,714,910	0.3
85,000		Delphi Technologies PLC	7,788,550	0.8
97,000		Dollar General Corp.	9,564,200	0.9
73,300	(1)	Dollar Tree, Inc.	6,230,500	0.6
16,300		Domino's Pizza, Inc.	4,599,371	0.4
87,400	(2)	Dunkin' Brands Group, Inc.	6,036,718	0.6
98,900		Extended Stay America, Inc.	2,137,229	0.2
18,700		Ferrari NV	2,524,687	0.2
17,700	(1)	Five Below, Inc.	1,729,467	0.2
17,200	(1)	Grand Canyon Education, Inc.	1,919,692	0.2
91,133		Hilton Worldwide Holdings, Inc.	7,214,088	0.7
68,300		Interpublic Group of Cos., Inc.	1,600,952	0.2
27,600	(1)	Lululemon Athletica, Inc.	3,445,860	0.3
109,700		MGM Resorts International	3,184,591	0.3
48,500	(1)	Michaels Cos, Inc.	929,745	0.1
24,700	(1)	Mohawk Industries, Inc.	5,292,469	0.5
52,800		Newell Brands, Inc.	1,361,712	0.1
33,100	(1)	Norwegian Cruise Line Holdings Ltd.	1,563,975	0.1
1,360	(1)	NVR, Inc.	4,039,676	0.4
22,200		Omnicom Group	1,693,194	0.2
21,200	(1)	O'Reilly Automotive, Inc.	5,799,684	0.6
25,900		Papa John's International, Inc.	1,313,648	0.1
14,100		PVH Corp.	2,111,052	0.2
51,100	(2)	Restaurant Brands International, Inc.	3,081,330	0.3
118,100		Ross Stores, Inc.	10,008,975	1.0
23,600		Royal Caribbean Cruises Ltd.	2,444,960	0.2
116,500		Service Corp. International	4,169,535	0.4
26,300	(1)	Sotheby's	1,429,142	0.1
104,900		Tapestry, Inc.	4,899,879	0.5
32,500		Tiffany & Co.	4,277,000	0.4
60,400		Toll Brothers, Inc.	2,234,196	0.2
28,300		Tractor Supply Co.	2,164,667	0.2
19,300	(1)	Ulta Beauty, Inc.	4,505,778	0.4
15,020	(1),(2)	Wayfair, Inc.	1,783,775	0.2
29,100	(2)	Williams-Sonoma, Inc.	1,786,158	0.2
16,100		Wynn Resorts Ltd.	2,694,174	0.3
86,000		Yum China Holdings, Inc.	3,307,560	0.3
47,500		Yum! Brands, Inc.	3,715,450	0.4
			159,344,960	15.6

		Consumer Staples: 4.6%
69,975		Brown-Forman Corp. - Class B	3,429,475	0.4
19,600		Casey's General Stores, Inc.	2,059,568	0.2
95,600		Church & Dwight Co., Inc.	5,082,096	0.5
40,400		Clorox Co.	5,464,100	0.5
57,600		Conagra Brands, Inc.	2,058,048	0.2
58,000		Dr Pepper Snapple Group, Inc.	7,076,000	0.7
45,100		Hershey Co.	4,197,006	0.4
74,300	(2)	Hormel Foods Corp.	2,764,703	0.3
43,700		McCormick & Co., Inc.	5,073,133	0.5
51,700		Pinnacle Foods, Inc.	3,363,602	0.3
10,700		Pricesmart, Inc.	968,350	0.1
55,800	(1)	Sprouts Farmers Market, Inc.	1,231,506	0.1
64,300		Tyson Foods, Inc.	4,427,055	0.4
			47,194,642	4.6

		Energy: 1.6%
75,100		Cabot Oil & Gas Corp.	1,787,380	0.2
14,800	(1)	Centennial Resource Development, Inc.	267,288	0.0
39,637	(1)	Centennial Resource Development, Inc.	715,844	0.0
56,000	(1),(2)	Centennial Resource Development, Inc./DE	1,011,360	0.1
7,500		Cimarex Energy Co.	763,050	0.1
13,200	(1)	Concho Resources, Inc./Midland TX	1,826,220	0.2
15,800		Diamondback Energy, Inc.	2,078,806	0.2
158,100	(1),(2)	Jagged Peak Energy, Inc.	2,058,462	0.2
36,000		Oceaneering International, Inc.	916,560	0.1
41,100	(1)	RSP Permian, Inc.	1,809,222	0.2
44	(1),(3),(4)	Venture Global LNG, Inc. - Series B	222,860	0.0
560	(1),(3),(4)	Venture Global LNG, Inc. - Series C	2,836,400	0.3
			16,293,452	1.6

		Financials: 8.0%
23,100		Assurant, Inc.	2,390,619	0.2
34,400		Axis Capital Holdings Ltd.	1,913,328	0.2
58,800		BankUnited, Inc.	2,401,980	0.2
64,833		Cboe Global Markets, Inc.	6,747,170	0.7
23,100		Discover Financial Services	1,626,471	0.2
48,400	(1)	E*Trade Financial Corp.	2,960,144	0.3
9,800		Factset Research Systems, Inc.	1,941,380	0.2
57,200		Fifth Third Bancorp	1,641,640	0.2
70,700		First Republic Bank	6,843,053	0.7
112,400		FNF Group	4,228,488	0.4
36,100		Invesco Ltd.	958,816	0.1

See Accompanying Notes to Financial Statements

48

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
67,800		Lazard Ltd.	3,316,098	0.3
10,500		MarketAxess Holdings, Inc.	2,077,530	0.2
40,600		Moody's Corp.	6,924,736	0.7
22,100		MSCI, Inc. - Class A	3,656,003	0.4
26,400		Nasdaq, Inc.	2,409,528	0.2
14,000		Northern Trust Corp.	1,440,460	0.1
147,600		Progressive Corp.	8,730,540	0.8
15,600	(1)	Signature Bank	1,994,928	0.2
8,200		State Street Corp.	763,338	0.1
11,900	(1)	SVB Financial Group	3,436,244	0.3
73,700		TD Ameritrade Holding Corp.	4,036,549	0.4
59,730		Webster Financial Corp.	3,804,801	0.4
36,500		Willis Towers Watson PLC	5,533,400	0.5
			81,777,244	8.0

		Health Care: 13.2%
57,199	(1)	Acadia Healthcare Co., Inc.	2,340,011	0.2
61,900		Agilent Technologies, Inc.	3,827,896	0.4
12,800	(1)	Agios Pharmaceuticals, Inc.	1,078,144	0.1
20,400	(1)	Alexion Pharmaceuticals, Inc.	2,532,660	0.2
13,800	(1)	Align Technology, Inc.	4,721,532	0.5
58,500	(1)	Alkermes PLC	2,407,860	0.2
34,500	(1)	Alnylam Pharmaceuticals, Inc.	3,397,905	0.3
22,200		AmerisourceBergen Corp.	1,892,994	0.2
6,100	(1)	Athenahealth, Inc.	970,754	0.1
63,700	(1)	BioMarin Pharmaceutical, Inc.	6,000,540	0.6
11,900	(1),(2)	Bluebird Bio, Inc.	1,867,705	0.2
8,400	(1)	Blueprint Medicines Corp.	533,232	0.0
57,700		Bruker Corp.	1,675,608	0.2
51,584	(1)	Catalent, Inc.	2,160,854	0.2
50,100	(1)	Centene Corp.	6,172,821	0.6
42,412	(1)	Cerner Corp.	2,535,813	0.2
33,200		Cooper Cos., Inc.	7,816,940	0.8
27,800	(1)	DaVita, Inc.	1,930,432	0.2
16,300	(1),(2)	Exact Sciences Corp.	974,577	0.1
118,900	(1)	Exelixis, Inc.	2,558,728	0.2
20,200	(1)	FibroGen, Inc.	1,264,520	0.1
49,000	(1)	Henry Schein, Inc.	3,559,360	0.3
147,600	(1)	Hologic, Inc.	5,867,100	0.6
26,500	(1)	Idexx Laboratories, Inc.	5,775,410	0.6
19,100	(1)	Illumina, Inc.	5,334,439	0.5
60,200	(1)	Incyte Corp., Ltd.	4,033,400	0.4
24,600	(1)	IQVIA Holdings, Inc.	2,455,572	0.2
93,500	(1),(2)	Ironwood Pharmaceuticals, Inc.	1,787,720	0.2
13,000	(1)	Jazz Pharmaceuticals PLC	2,239,900	0.2
3,252	(1),(2)	Madrigal Pharmaceuticals, Inc.	909,552	0.1
22,600	(1)	Medidata Solutions, Inc.	1,820,656	0.2
7,900	(1)	Mettler Toledo International, Inc.	4,571,177	0.4
28,600	(1),(2)	Molina Healthcare, Inc.	2,801,084	0.3
25,700	(1)	Nektar Therapeutics	1,254,931	0.1
39,279	(1)	Neurocrine Biosciences, Inc.	3,858,769	0.4
11,342	(1)	Sage Therapeutics, Inc.	1,775,363	0.2
14,300	(1),(2)	Sarepta Therapeutics, Inc.	1,890,174	0.2
41,527	(1)	Seattle Genetics, Inc.	2,756,978	0.3
19,100		STERIS PLC	2,005,691	0.2
16,000		Teleflex, Inc.	4,291,360	0.4
17,070	(1),(2)	Tesaro, Inc.	759,103	0.1
11,100	(1)	Ultragenyx Pharmaceutical, Inc.	853,257	0.1
18,000		Universal Health Services, Inc.	2,005,920	0.2
50,200	(1)	Veeva Systems, Inc.	3,858,372	0.4
14,900	(1)	WellCare Health Plans, Inc.	3,668,976	0.4
17,500		West Pharmaceutical Services, Inc.	1,737,575	0.2
53,850		Zoetis, Inc.	4,587,481	0.4
			135,120,846	13.2

		Industrial: 0.3%
87,000		American Airlines Group, Inc.	3,302,520	0.3

		Industrials: 18.7%
7,200		Acuity Brands, Inc.	834,264	0.1
140,700	(2)	ADT, Inc.	1,217,055	0.1
66,700		Alaska Air Group, Inc.	4,028,013	0.4
50,300		Allegion Public Ltd.	3,891,208	0.4
28,762		Ametek, Inc.	2,075,466	0.2
66,400		AO Smith Corp.	3,927,560	0.4
34,400		BWX Technologies, Inc.	2,143,808	0.2
30,100		CH Robinson Worldwide, Inc.	2,518,166	0.2
26,800		Cintas Corp.	4,959,876	0.5
13,800		Copa Holdings S.A.- Class A	1,305,756	0.1
83,400	(1)	Copart, Inc.	4,717,104	0.5
16,300	(1)	CoStar Group, Inc.	6,725,869	0.7
47,800		Donaldson Co., Inc.	2,156,736	0.2
42,087		Equifax, Inc.	5,265,505	0.5
25,200		Expeditors International Washington, Inc.	1,842,120	0.2
15,800		Fastenal Co.	760,454	0.1
29,300		Flowserve Corp.	1,183,720	0.1
63,400		Fortive Corp.	4,888,774	0.5
76,975		Fortune Brands Home & Security, Inc.	4,132,788	0.4
36,700	(1)	Generac Holdings, Inc.	1,898,491	0.2
21,100	(1)	Genesee & Wyoming, Inc.	1,715,852	0.2
70,800		Graco, Inc.	3,201,576	0.3
47,300		Harris Corp.	6,836,742	0.7
125,600	(1)	HD Supply Holdings, Inc.	5,386,984	0.5
38,600		Hubbell, Inc.	4,081,564	0.4
14,000		Huntington Ingalls Industries, Inc.	3,035,060	0.3
21,400		IDEX Corp.	2,920,672	0.3
83,153	(1)	IHS Markit Ltd.	4,289,863	0.4
21,600		JB Hunt Transport Services, Inc.	2,625,480	0.3
31,600		Kansas City Southern	3,348,336	0.3
90,500		KAR Auction Services, Inc.	4,959,400	0.5
12,700	(1)	Kirby Corp.	1,061,720	0.1
21,700		L3 Technologies, Inc.	4,173,344	0.4
11,300		Landstar System, Inc.	1,233,960	0.1

See Accompanying Notes to Financial Statements

49

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
18,300		Manpowergroup, Inc.	1,574,898	0.1
22,500	(1),(2)	Middleby Corp.	2,349,450	0.2
126,400		Nielsen Holdings PLC	3,909,552	0.4
21,700		Nordson Corp.	2,786,497	0.3
18,000		Old Dominion Freight Line	2,681,280	0.3
28,300		Paccar, Inc.	1,753,468	0.2
44,100	(2)	Ritchie Bros Auctioneers, Inc.	1,504,692	0.1
30,700		Robert Half International, Inc.	1,998,570	0.2
22,400		Rockwell Automation, Inc.	3,723,552	0.4
70,010		Rollins, Inc.	3,681,126	0.4
15,000		Roper Technologies, Inc.	4,138,650	0.4
60,024	(2)	Schneider National, Inc.	1,651,260	0.2
71,100	(1)	Sensata Technologies Holding PLC	3,382,938	0.3
21,600		Snap-On, Inc.	3,471,552	0.3
16,600	(1)	Stericycle, Inc.	1,083,814	0.1
37,600		Textron, Inc.	2,478,216	0.2
40,700		Toro Co.	2,452,175	0.2
17,200		TransDigm Group, Inc.	5,936,408	0.6
80,300		TransUnion	5,752,692	0.6
41,741	(1)	United Continental Holdings, Inc.	2,910,600	0.3
16,000		Valmont Industries, Inc.	2,412,000	0.2
56,500	(1)	Verisk Analytics, Inc.	6,081,660	0.6
12,100	(1)	WABCO Holdings, Inc.	1,415,942	0.1
34,000		Wabtec Corp.	3,351,720	0.3
70,050		Waste Connections, Inc.	5,273,364	0.5
12,700	(2)	Watsco, Inc.	2,264,156	0.2
26,300		Xylem, Inc.	1,772,094	0.2
			191,135,612	18.7

		Information Technology: 28.6%
13,100	(1)	2U, Inc.	1,094,636	0.1
86,000		Amphenol Corp.	7,494,900	0.7
11,100	(1)	ANSYS, Inc.	1,933,398	0.2
116,379	(1)	Atlassian Corp. PLC	7,276,015	0.7
40,200	(1)	Autodesk, Inc.	5,269,818	0.5
107,570	(1)	Black Knight, Inc.	5,760,373	0.6
136,564		Booz Allen Hamilton Holding Corp.	5,971,944	0.6
77,900	(1)	Cadence Design Systems, Inc.	3,373,849	0.3
75,200		CDK Global, Inc.	4,891,760	0.5
34,800		CDW Corp.	2,811,492	0.3
40,000		Cognex Corp.	1,784,400	0.2
26,620	(1)	Coherent, Inc.	4,163,900	0.4
79,700	(1)	CoreLogic, Inc.	4,136,430	0.4
131,300		Corning, Inc.	3,612,063	0.4
6,853	(1),(2)	DocuSign, Inc.	362,866	0.0
9,923	(1),(2)	Dropbox, Inc.	321,704	0.0
29,503	(1)	Dropbox, Inc., Class A Lockup	946,922	0.1
108,415	(1)	Dropbox, Inc., Class B Lockup	3,479,666	0.3
28,300	(1)	Electronic Arts, Inc.	3,990,866	0.4
18,600	(1)	Ellie Mae, Inc.	1,931,424	0.2
95,400		Entegris, Inc.	3,234,060	0.3
16,500	(1)	EPAM Systems, Inc.	2,051,445	0.2
80,000		Fidelity National Information Services, Inc.	8,482,400	0.8
126,400	(1)	Fiserv, Inc.	9,364,976	0.9
26,800	(1)	FleetCor Technologies, Inc.	5,645,420	0.6
28,600	(1)	Fortinet, Inc.	1,785,498	0.2
47,600	(1)	Gartner, Inc.	6,326,040	0.6
53,100		Genpact Ltd.	1,536,183	0.2
69,700		Global Payments, Inc.	7,770,853	0.8
28,700	(1)	GoDaddy, Inc.	2,026,220	0.2
52,300	(1)	Guidewire Software, Inc.	4,643,194	0.5
24,500	(1)	IAC/InterActiveCorp	3,736,005	0.4
46,100	(1)	Integrated Device Technology, Inc.	1,469,668	0.1
11,000	(1)	IPG Photonics Corp.	2,426,930	0.2
87,650	(1)	Keysight Technologies, Inc.	5,173,980	0.5
60,100		KLA-Tencor Corp.	6,162,053	0.6
12,000		Lam Research Corp.	2,074,200	0.2
60,300		Leidos Holdings, Inc.	3,557,700	0.3
255,948		Marvell Technology Group Ltd.	5,487,525	0.5
58,000	(1),(2)	Match Group, Inc.	2,246,920	0.2
142,600		Maxim Integrated Products	8,364,916	0.8
5,100		MercadoLibre, Inc.	1,524,543	0.1
92,400	(2)	Microchip Technology, Inc.	8,403,780	0.8
24,000		Monolithic Power Systems, Inc.	3,208,080	0.3
36,700		Motorola Solutions, Inc.	4,270,779	0.4
24,600	(1)	Palo Alto Networks, Inc.	5,054,562	0.5
32,100		Paychex, Inc.	2,194,035	0.2
74,631	(1)	Pivotal Software, Inc.	1,811,294	0.2
25,900	(1)	Proofpoint, Inc.	2,986,529	0.3
69,200	(1)	Pure Storage, Inc.	1,652,496	0.2
40,567	(1)	RealPage, Inc.	2,235,242	0.2
45,600	(1)	Red Hat, Inc.	6,127,272	0.6
127,900		Sabre Corp.	3,151,456	0.3
47,600	(1)	ServiceNow, Inc.	8,209,572	0.8
11,100	(1)	Shopify, Inc.	1,619,379	0.2
84,100		Skyworks Solutions, Inc.	8,128,265	0.8
38,800	(1)	Splunk, Inc.	3,845,468	0.4
104,500		SS&C Technologies Holdings, Inc.	5,423,550	0.5
239,000		Symantec Corp.	4,935,350	0.5
51,700	(1)	Synopsys, Inc.	4,423,969	0.4
45,819	(1)	Tableau Software, Inc.	4,478,807	0.4
12,200	(1)	Take-Two Interactive Software, Inc.	1,443,992	0.1
43,100	(1)	Trimble, Inc.	1,415,404	0.1
18,500	(1)	Twilio, Inc.	1,036,370	0.1
16,700	(1)	Tyler Technologies, Inc.	3,709,070	0.4
19,200	(1)	Ultimate Software Group, Inc.	4,940,352	0.5
35,500	(1)	VeriSign, Inc.	4,878,410	0.5
20,999	(1)	WEX, Inc.	3,999,890	0.4
42,947	(1)	Workday, Inc.	5,201,741	0.5
109,500	(1)	Worldpay, Inc.	8,954,910	0.9
79,000		Xilinx, Inc.	5,155,540	0.5
32,400	(1)	Zendesk, Inc.	1,765,476	0.2
26,800	(1)	Zillow Group, Inc. - Class A	1,601,300	0.2
236,500	(1)	Zynga, Inc.	962,555	0.1
			292,924,050	28.6

See Accompanying Notes to Financial Statements

50

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: 4.4%
16,500		Air Products & Chemicals, Inc.	2,569,545	0.3
55,500	(1)	Axalta Coating Systems Ltd.	1,682,205	0.2
203,600		Ball Corp.	7,237,980	0.7
25,100		Celanese Corp.	2,787,606	0.3
47,800		CF Industries Holdings, Inc.	2,122,320	0.2
24,100		Eagle Materials, Inc.	2,529,777	0.2
44,900		International Paper Co.	2,338,392	0.2
33,400		PolyOne Corp.	1,443,548	0.1
26,100		PPG Industries, Inc.	2,707,353	0.3
58,300		RPM International, Inc.	3,400,056	0.3
87,700		Sealed Air Corp.	3,722,865	0.4
115,729		Valvoline, Inc.	2,496,275	0.2
64,900		Vulcan Materials Co.	8,375,994	0.8
76,600	(2)	Wheaton Precious Metals Corp.	1,689,796	0.2
			45,103,712	4.4

		Real Estate: 2.5%
50,795		American Campus Communities, Inc.	2,178,089	0.2
55,900		CubeSmart	1,801,098	0.2
4,115		Equinix, Inc.	1,768,997	0.2
10,300		Federal Realty Investment Trust	1,303,465	0.1
67,800		Iron Mountain, Inc.	2,373,678	0.2
14,000		Jones Lang LaSalle, Inc.	2,323,860	0.2
86,900	(2)	MGM Growth Properties LLC	2,646,974	0.3
47,350	(1)	SBA Communications Corp.	7,818,432	0.8
12,700		SL Green Realty Corp.	1,276,731	0.1
117,915		VEREIT, Inc.	877,288	0.1
18,276	(1),(3),(4)	WeWork Companies, Inc. - Class A	837,955	0.1
			25,206,567	2.5

		Telecommunication Services: 0.2%
65,600	(1)	Zayo Group Holdings, Inc.	2,393,088	0.2

		Utilities: 0.9%
38,526		American Water Works Co., Inc.	3,289,350	0.3
43,700		Atmos Energy Corp.	3,939,118	0.4
79,600		NiSource, Inc.	2,091,888	0.2
			9,320,356	0.9

	Total Common Stock
	(Cost $710,306,292)		1,009,117,049	98.6

PREFERRED STOCK: 1.1%
		Information Technology: 0.6%
32,391	(1),(3),(4)	AirBNB, Inc. - Series D	3,677,350	0.4
3,719	(1),(3),(4)	AirBNB, Inc. - Series E	422,218	0.0
353,970	(1),(3),(4)	Tanium, Inc. - Series G	2,401,758	0.2
			6,501,326	0.6

		Real Estate: 0.5%
44,396	(1),(3),(4)	WeWork Companies, Inc. - Series D-1	2,035,556	0.2
34,882	(1),(3),(4)	WeWork Companies, Inc. - Series D-2	1,599,340	0.2
24,709	(1),(3),(4)	WeWork Companies, Inc. - Series E	1,132,908	0.1
			4,767,804	0.5

	Total Preferred Stock
	(Cost $5,554,906)		11,269,130	1.1

	Total Long-Term Investments
	(Cost $715,861,198)		1,020,386,179	99.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.9%
	Securities Lending Collateral(5): 2.9%
13,629,790	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/29/18, 2.08%, due 07/02/18 (Repurchase Amount $13,632,120, collateralized by various U.S. Government Agency Obligations, 1.691%-8.500%, Market Value plus accrued interest $13,902,386, due 07/25/18-06/15/53)	13,629,790	1.3
1,763,774	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $1,764,105, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $1,799,050, due 11/15/42-08/15/44)	1,763,774	0.2
6,964,460	NBC Global Finance Ltd., Repurchase Agreement dated 06/29/18, 1.95%, due 07/02/18 (Repurchase Amount $6,965,576, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $7,103,769, due 01/31/20-09/09/49)	6,964,460	0.7

See Accompanying Notes to Financial Statements

51

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(5): (continued)
6,964,460	State of Wisconsin Investment Board, Repurchase Agreement dated 06/29/18, 2.30%, due 07/02/18 (Repurchase Amount $6,965,777, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $7,103,801, due 07/15/19-02/15/48)	6,964,460	0.7
		29,322,484	2.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.0%
1,000	(6) T. Rowe Price Reserve Investment Fund, 1.970%
	(Cost $1,000)	1,000	0.0

	Total Short-Term Investments
	(Cost $29,323,484)	29,323,484	2.9

	Total Investments in Securities (Cost $745,184,682)	$1,049,709,663	102.6
	Liabilities in Excess of Other Assets	(27,020,499)	(2.6)
	Net Assets	$1,022,689,164	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2018, the Portfolio held restricted securities with a fair value of $15,166,345 or 1.48% of net assets. Please refer to the table below for additional details.
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of June 30, 2018.

See Accompanying Notes to Financial Statements

52

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Consumer Discretionary: 23.4%
103,195	(1)	Amazon.com, Inc.	175,410,861	9.1
37,294	(1)	Booking Holdings, Inc.	75,598,294	3.9
761,372	(1)	Caesars Entertainment Corp.	8,146,680	0.4
174,500		Delphi Technologies PLC	15,989,435	0.8
67,800		Dollar General Corp.	6,685,080	0.4
210,213		Dollarama, Inc.	8,148,522	0.4
77,520		Ferrari NV	10,465,975	0.6
62,412		Hilton Worldwide Holdings, Inc.	4,940,534	0.3
153,500		Las Vegas Sands Corp.	11,721,260	0.6
73,300	(1)	Netflix, Inc.	28,691,819	1.5
234,395		Nike, Inc.	18,676,594	1.0
2,500	(1)	NVR, Inc.	7,425,875	0.4
125,256	(1),(2)	Tesla, Inc.	42,956,545	2.2
189,500		Walt Disney Co.	19,861,495	1.0
88,981		Wynn Resorts Ltd.	14,890,081	0.8
			449,609,050	23.4

		Consumer Staples: 1.6%
87,937		PepsiCo, Inc.	9,573,701	0.5
271,385		Philip Morris International, Inc.	21,911,625	1.1
			31,485,326	1.6

		Financials: 6.3%
1,134,411	(1),(3),(4)	Ant International Co., Limited Class C	6,364,046	0.3
388,800		Charles Schwab Corp.	19,867,680	1.1
124,206		Chubb Ltd.	15,776,646	0.8
34,160		First Republic Bank	3,306,346	0.2
241,329		Intercontinental Exchange, Inc.	17,749,748	0.9
189,130		JPMorgan Chase & Co.	19,707,346	1.0
316,000		Morgan Stanley	14,978,400	0.8
428,876		TD Ameritrade Holding Corp.	23,489,539	1.2
			121,239,751	6.3

		Health Care: 12.8%
149,004	(1)	Alexion Pharmaceuticals, Inc.	18,498,846	1.0
93,000		Anthem, Inc.	22,136,790	1.1
169,989		Becton Dickinson & Co.	40,722,565	2.1
121,471	(1)	Centene Corp.	14,966,442	0.8
46,381		Cigna Corp.	7,882,451	0.4
65,900		Danaher Corp.	6,503,012	0.3
62,400	(1)	Intuitive Surgical, Inc.	29,857,152	1.6
180,100		Stryker Corp.	30,411,686	1.6
192,566		UnitedHealth Group, Inc.	47,244,142	2.5
156,633	(1)	Vertex Pharmaceuticals, Inc.	26,621,345	1.4
			244,844,431	12.8

		Industrial: 0.3%
137,669		American Airlines Group, Inc.	5,225,915	0.3

		Industrials: 8.5%
188,741		Boeing Co.	63,324,493	3.3
134,378		Equifax, Inc.	16,812,032	0.9
207,385		Fortive Corp.	15,991,457	0.8
100,600		Honeywell International, Inc.	14,491,430	0.8
34,800		Illinois Tool Works, Inc.	4,821,192	0.3
65,665		Roper Technologies, Inc.	18,117,630	0.9
251,270		TransUnion	18,000,983	0.9
115,704	(2)	Wabtec Corp.	11,406,100	0.6
			162,965,317	8.5

		Information Technology: 42.3%
184,000		Activision Blizzard, Inc.	14,042,880	0.7
975	(1),(5)	Adyen NV	537,138	0.0
284,571	(1)	Alibaba Group Holding Ltd. ADR	52,796,458	2.7
44,750	(1)	Alphabet, Inc. - Class A	50,531,252	2.6
49,571	(1)	Alphabet, Inc. - Class C	55,303,886	2.9
83,471		Apple, Inc.	15,451,317	0.8
66,800	(2)	ASML Holding NV-NY REG	13,224,396	0.7
80,552		Broadcom, Inc.	19,545,137	1.0
17,434	(1),(2)	Dropbox, Inc.	565,210	0.0
95,562	(1)	Dropbox, Inc., Class A Lockup	3,067,139	0.1
137,600	(1)	Electronic Arts, Inc.	19,404,352	1.0
489,754	(1)	Facebook, Inc.- Class A	95,168,997	5.0
129,400		Fidelity National Information Services, Inc.	13,720,282	0.7
191,756	(1)	Fiserv, Inc.	14,207,202	0.7
156,544		Intuit, Inc.	31,982,722	1.7
251,766		Mastercard, Inc. - Class A	49,477,054	2.6
1,023,165		Microsoft Corp.	100,894,301	5.3
330,814	(1)	PayPal Holdings, Inc.	27,546,882	1.4
91,271	(1)	Red Hat, Inc.	12,264,084	0.6
252,964	(1)	Salesforce.com, Inc.	34,504,290	1.8
85,095	(1)	ServiceNow, Inc.	14,676,335	0.8
1,106,778		Symantec Corp.	22,854,966	1.2
648,900		Tencent Holdings Ltd.	32,584,775	1.7
148,350		Texas Instruments, Inc.	16,355,587	0.9
3,251	(1),(3),(4)	Uber Technologies, Inc. - Class A	130,040	0.0
444,974		Visa, Inc. - Class A	58,936,806	3.1
57,167	(1)	VMware, Inc.	8,401,834	0.4
108,240	(1)	Workday, Inc.	13,110,029	0.7
271,600	(1)	Worldpay, Inc.	22,211,448	1.2
			813,496,799	42.3

		Materials: 0.6%
180,200		DowDuPont, Inc.	11,878,784	0.6

		Real Estate: 1.3%
221,635		Crown Castle International Corp.	23,896,686	1.3
1,800	(1),(3),(4)	WeWork Companies, Inc. - Class A	82,530	0.0
			23,979,216	1.3

		Utilities: 1.5%
77,000		American Water Works Co., Inc.	6,574,260	0.3
43,200		NextEra Energy, Inc.	7,215,696	0.4

See Accompanying Notes to Financial Statements

53

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: (continued)
128,496		Sempra Energy	14,919,671	0.8
			28,709,627	1.5

	Total Common Stock
	(Cost $1,347,447,451)		1,893,434,216	98.6

PREFERRED STOCK: 1.1%
		Information Technology: 1.0%
59,241	(1),(3),(4)	AirBNB, Inc. - Series D	6,725,631	0.3
16,058	(1),(3),(4)	AirBNB, Inc. - Series E	1,823,065	0.1
93,459	(1),(3),(4)	Magic Leap, Inc. - Series C	2,523,393	0.1
61,969	(1),(3),(4)	Magic Leap, Inc. - Series D	1,673,163	0.1
464	(1),(3),(4)	Uber Technologies, Inc. - Series A	18,560	0.0
1,243	(1),(3),(4)	Uber Technologies, Inc. - Series B	49,720	0.0
329	(1),(3),(4)	Uber Technologies, Inc. - Series C-1	13,160	0.0
266	(1),(3),(4)	Uber Technologies, Inc. - Series C-2	10,640	0.0
3	(1),(3),(4)	Uber Technologies, Inc. - Series C-3	120	0.0
296	(1),(3),(4)	Uber Technologies, Inc. - Series D	11,840	0.0
142	(1),(3),(4)	Uber Technologies, Inc. - Series E	5,680	0.0
73,385	(1),(3),(4)	Uber Technologies, Inc. - Series G	2,935,400	0.2
713	(1),(3),(4)	Uber Technologies, Inc. - Series G-1	28,520	0.0
1,187	(1),(3),(4)	Uber Technologies, Inc. - Series Seed	47,480	0.0
68,026	(1),(3),(4)	Xiaoju Kuaizhi, Inc.- Series A-17 (DiDi Chuxing, Inc.)	3,289,737	0.2
			19,156,109	1.0

		Real Estate: 0.1%
45,554	(1),(3),(4)	WeWork Companies, Inc. - Series E	2,088,651	0.1

	Total Preferred Stock
	(Cost $14,840,031)		21,244,760	1.1

Principal Amount†		Value	Percentage of Net Assets
CONVERTIBLE BONDS/NOTES: 0.2%
	Consumer, Cyclical: 0.2%
2,259,785	Caesars Entertainment Corp., 5.000%, 10/01/2024	3,870,528	0.2

	Total Convertible Bonds/Notes
	(Cost $4,204,151)	3,870,528	0.2

	Total Long-Term Investments
	(Cost $1,366,491,633)	1,918,549,504	99.9

SHORT-TERM INVESTMENTS: 3.2%
	Securities Lending Collateral(6): 2.9%
13,306,955	Jefferies LLC, Repurchase Agreement dated 06/29/18, 2.00%-2.10%, due 07/02/18 (Repurchase Amount $13,309,143, collateralized by various U.S. Gov't/U.S. Gov't Agency Obligations, 0.000%-4.500%, Market Value plus accrued interest $13,573,094, due 07/05/18-05/15/58)	13,306,955	0.7
13,306,955	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $13,309,449, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $13,573,097, due 11/15/42-08/15/44)	13,306,955	0.7
2,798,609	MUFG Securities America Inc., Repurchase Agreement dated 06/29/18, 2.12%, due 07/02/18 (Repurchase Amount $2,799,097, collateralized by various U.S. Government Agency Obligations, 2.430%-6.000%, Market Value plus accrued interest $2,854,581, due 02/01/21-10/15/58)	2,798,609	0.1
13,306,955	NBC Global Finance Ltd., Repurchase Agreement dated 06/29/18, 1.95%, due 07/02/18 (Repurchase Amount $13,309,088, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $13,573,133, due 01/31/20-09/09/49)	13,306,955	0.7

See Accompanying Notes to Financial Statements

54

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(6): (continued)
13,306,955	State of Wisconsin Investment Board, Repurchase Agreement dated 06/29/18, 2.30%, due 07/02/18 (Repurchase Amount $13,309,471, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $13,573,194, due 07/15/19-02/15/48)	13,306,955	0.7
		56,026,429	2.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
6,009,326	(7) T. Rowe Price Reserve Investment Fund, 1.970%
	(Cost $6,009,326)	6,009,326	0.3

	Total Short-Term Investments
	(Cost $62,035,755)	62,035,755	3.2

	Total Investments in Securities (Cost $1,428,527,388)	$1,980,585,259	103.1
	Liabilities in Excess of Other Assets	(59,312,997)	(3.1)
	Net Assets	$1,921,272,262	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2018, the Portfolio held restricted securities with a fair value of $27,821,376 or 1.45% of net assets. Please refer to the table below for additional details.
(5)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(6)	Represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of June 30, 2018.

See Accompanying Notes to Financial Statements

55

VY® Templeton Foreign Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.5%
		Canada: 2.4%
509,310		Alamos Gold, Inc.	2,897,974	0.5
460,200		Husky Energy, Inc.	7,172,630	1.3
167,500		Wheaton Precious Metals Corp.	3,697,448	0.6
			13,768,052	2.4

		China: 6.8%
26,610	(1)	Baidu, Inc. ADR	6,466,230	1.2
2,585,000		China Life Insurance Co., Ltd. - H Shares	6,631,797	1.2
729,000		China Mobile Ltd.	6,468,378	1.1
21,246,000		China Telecom Corp., Ltd. - H Shares	9,969,426	1.8
3,094,000		Kunlun Energy Co. Ltd.	2,702,132	0.5
12,000		NetEase, Inc. ADR	3,032,040	0.5
750,800		Sinopharm Group Co. - H Shares	3,019,239	0.5
			38,289,242	6.8

		Denmark: 0.5%
43,919		Vestas Wind Systems A/S	2,711,398	0.5

		France: 9.1%
294,784		AXA S.A.	7,202,696	1.3
155,207		BNP Paribas	9,600,641	1.7
121,133		Cie de Saint-Gobain	5,395,869	1.0
47,171		Cie Generale des Etablissements Michelin SCA	5,706,664	1.0
189,809		Credit Agricole SA	2,519,249	0.4
120,056		Sanofi	9,635,649	1.7
84,042		Total SA	5,103,521	0.9
284,240		Veolia Environnement	6,073,938	1.1
			51,238,227	9.1

		Germany: 12.0%
94,795		Bayer AG	10,410,741	1.8
408,864		E.ON AG	4,356,248	0.8
73,732		HeidelbergCement AG	6,191,024	1.1
336,555		Infineon Technologies AG	8,548,944	1.5
127,264	(2),(3)	Innogy SE	5,437,191	1.0
96,477		LANXESS AG	7,500,698	1.3
83,268		Merck KGaA	8,105,930	1.4
27,596	(1),(2)	Morphosys AG	3,368,670	0.6
69,071		Siemens AG	9,100,519	1.6
1,277,243		Telefonica Deutschland Holding AG	5,024,630	0.9
			68,044,595	12.0

		Hong Kong: 3.3%
731,300		AIA Group Ltd.	6,370,655	1.2
583,140		CK Asset Holdings Ltd.	4,616,319	0.8
228,400		CK Hutchison Holdings Ltd. ADR	2,411,904	0.4
485,640		CK Hutchison Holdings Ltd.	5,140,996	0.9
			18,539,874	3.3

		India: 2.1%
413,798		Housing Development Finance Corp.	11,530,308	2.1

		Ireland: 1.0%
744,632		Bank of Ireland Group PLC	5,778,517	1.0

		Israel: 1.8%
412,458		Teva Pharmaceutical Industries Ltd. ADR	10,030,979	1.8

		Italy: 1.9%
571,066		ENI S.p.A.	10,588,361	1.9

		Japan: 13.3%
573,700		Astellas Pharma, Inc.	8,730,901	1.5
151,000		IHI Corp.	5,252,385	0.9
522,200		Inpex Corp.	5,423,508	1.0
277,700		Mitsui Fudosan Co., Ltd.	6,689,314	1.2
109,300		Omron Corp.	5,091,615	0.9
560,600		Panasonic Corp.	7,559,368	1.3
17,100		Ryohin Keikaku Co., Ltd.	6,007,631	1.1
135,800		Seven & I Holdings Co., Ltd.	5,923,010	1.0
119,400		SoftBank Group Corp.	8,526,133	1.5
71,800		Sumitomo Metal Mining Co., Ltd.	2,740,374	0.5
202,900		Sumitomo Rubber Industries, Inc.	3,216,162	0.6
240,400		Suntory Beverage & Food Ltd.	10,277,745	1.8
			75,438,146	13.3

		Luxembourg: 1.3%
392,554		SES S.A. - Luxembourg	7,175,785	1.3

		Netherlands: 5.0%
35,522		Akzo Nobel NV	3,029,756	0.5
145,314	(1)	QIAGEN NV	5,267,519	0.9
444,736		Royal Dutch Shell PLC - Class B	15,927,313	2.8
273,572		SBM Offshore NV	4,241,825	0.8
			28,466,413	5.0

		Norway: 0.9%
126,013	(2)	Yara International ASA	5,213,435	0.9

		Portugal: 0.5%
156,113		Galp Energia SGPS SA	2,969,843	0.5

		Singapore: 1.3%
3,347,000		Singapore Telecommunications Ltd.	7,556,848	1.3

		South Korea: 4.6%
132,540		Hana Financial Group, Inc.	5,089,636	0.9
102,180		KB Financial Group, Inc. ADR	4,749,326	0.9
15,480		Samsung Electronics Co., Ltd. GDR	16,055,303	2.8
			25,894,265	4.6

See Accompanying Notes to Financial Statements

56

VY® Templeton Foreign Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Sweden: 0.5%
322,994	(2)	Getinge AB	2,932,150	0.5

		Switzerland: 4.9%
40,890	(1),(2)	Landis+Gyr Group AG	2,836,668	0.5
91,997		Novartis AG	6,968,860	1.2
43,811		Roche Holding AG	9,719,829	1.7
547,076		UBS Group AG	8,386,873	1.5
			27,912,230	4.9

		Taiwan: 1.4%
1,099,251		Taiwan Semiconductor Manufacturing Co., Ltd.	7,805,869	1.4

		Thailand: 1.4%
1,298,000		Bangkok Bank PCL - Foreign Reg	7,767,087	1.4

		United Kingdom: 20.5%
973,060		BAE Systems PLC	8,278,114	1.5
3,841,860		Barclays PLC	9,496,049	1.7
2,106,820		BP PLC	16,029,761	2.8
2,859,581	(1)	Cobham PLC	4,835,331	0.9
217,734		CRH PLC - London	7,637,503	1.3
297,651		GlaxoSmithKline PLC	6,000,918	1.1
1,061,200		HSBC Holdings PLC (HKD)	9,928,599	1.8
164,170		Johnson Matthey PLC	7,817,196	1.4
1,619,746		Kingfisher PLC	6,334,188	1.1
52,620	(1)	LivaNova PLC	5,252,528	0.9
318,960		Rolls-Royce Holdings PLC	4,154,475	0.7
145,444		Shire PLC	8,194,139	1.4
1,090,602		Standard Chartered PLC	9,906,380	1.7
175,214		Travis Perkins PLC	3,283,275	0.6
3,653,591		Vodafone Group PLC	8,850,054	1.6
			115,998,510	20.5

		Total Common Stock
		(Cost $453,368,353)	545,650,134	96.5

PREFERRED STOCK: 0.0%
		United Kingdom: 0.0%
22,646,160	(1)	Rolls-Royce Holdings PLC - C Shares	29,887	0.0

		Total Preferred Stock
		(Cost $31,520)	29,887	0.0

		Total Long-Term Investments
		(Cost $453,399,873)	545,680,021	96.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.1%
		U.S. Government Agency Obligations: 3.1%
17,500,000	(4)	Federal Home Loan Bank Discount Notes, 0.000%, 07/02/2018
		(Cost $17,499,219)	17,500,000	3.1

		Securities Lending Collateral(5): 2.0%
2,672,294		Cantor Fitzgerald Securities, Repurchase Agreement dated 06/29/18, 2.08%, due 07/02/18 (Repurchase Amount $2,672,751, collateralized by various U.S. Government Agency Obligations, 1.691%-8.500%, Market Value plus accrued interest $2,725,740, due 07/25/18-06/15/53)	2,672,294	0.4
561,963		Jefferies LLC, Repurchase Agreement dated 06/29/18, 2.00%, due 07/02/18 (Repurchase Amount $562,055, collateralized by various U.S. Government Securities, 0.000%-2.375%, Market Value plus accrued interest $573,202, due 07/05/18-09/09/49)	561,963	0.1
2,672,294		Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $2,672,795, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $2,725,740, due 11/15/42-08/15/44)	2,672,294	0.5
2,672,294		NBC Global Finance Ltd., Repurchase Agreement dated 06/29/18, 1.95%, due 07/02/18 (Repurchase Amount $2,672,722, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $2,725,748, due 01/31/20-09/09/49)	2,672,294	0.5
2,672,294		State of Wisconsin Investment Board, Repurchase Agreement dated 06/29/18, 2.30%, due 07/02/18 (Repurchase Amount $2,672,799, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,725,760, due 07/15/19-02/15/48)	2,672,294	0.5
			11,251,139	2.0

See Accompanying Notes to Financial Statements

57

VY® Templeton Foreign Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.0%
172,021	(6) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.800%
	(Cost $172,021)	172,021	0.0

	Total Short-Term Investments
	(Cost $28,922,379)	28,923,160	5.1

	Total Investments in Securities (Cost $482,322,252)	$574,603,181	101.6
	Liabilities in Excess of Other Assets	(8,844,537)	(1.6)
	Net Assets	$565,758,644	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2018.
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of June 30, 2018.

See Accompanying Notes to Financial Statements

58

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Partners, Inc.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: September 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: September 7, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: September 7, 2018